Brighthouse Funds Trust I

Schedule of Investments
March 31, 2020

Brighthouse Funds Trust I

Schedule of Investments as of March 31, 2020

AB Global Dynamic Allocation Portfolio	BHFTI-1

AB International Bond Portfolio	BHFTI-27

American Funds Balanced Allocation Portfolio	BHFTI-43

American Funds Growth Allocation Portfolio	BHFTI-44

American Funds Growth Portfolio	BHFTI-45

American Funds Moderate Allocation Portfolio	BHFTI-46

AQR Global Risk Balanced Portfolio	BHFTI-47

BlackRock Global Tactical Strategies Portfolio	BHFTI-54

BlackRock High Yield Portfolio	BHFTI-59

Brighthouse Asset Allocation 100 Portfolio	BHFTI-83

Brighthouse Balanced Plus Portfolio	BHFTI-84

Brighthouse Small Cap Value Portfolio	BHFTI-88

Brighthouse/Aberdeen Emerging Markets Equity Portfolio	BHFTI-94

Brighthouse/Artisan International Portfolio	BHFTI-97

Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-100

Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-114

Brighthouse/Templeton International Bond Portfolio	BHFTI-133

Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-140

Clarion Global Real Estate Portfolio	BHFTI-146

Harris Oakmark International Portfolio	BHFTI-150

Invesco Balanced-Risk Allocation Portfolio	BHFTI-154

Invesco Comstock Portfolio	BHFTI-159

Invesco Global Equity Portfolio	BHFTI-164

Invesco Small Cap Growth Portfolio	BHFTI-168

JPMorgan Core Bond Portfolio	BHFTI-174

JPMorgan Global Active Allocation Portfolio	BHFTI-192

JPMorgan Small Cap Value Portfolio	BHFTI-227

Loomis Sayles Global Allocation Portfolio	BHFTI-234

Loomis Sayles Growth Portfolio	BHFTI-246

MetLife Multi-Index Targeted Risk Portfolio	BHFTI-249

MFS® Research International Portfolio	BHFTI-251

Morgan Stanley Discovery Portfolio	BHFTI-255

PanAgora Global Diversified Risk Portfolio	BHFTI-261

PIMCO Inflation Protected Bond Portfolio	BHFTI-277

PIMCO Total Return Portfolio	BHFTI-291

Schroders Global Multi-Asset Portfolio	BHFTI-314

SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-333

SSGA Growth and Income ETF Portfolio	BHFTI-342

SSGA Growth ETF Portfolio	BHFTI-345

T. Rowe Price Large Cap Value Portfolio	BHFTI-348

T. Rowe Price Mid Cap Growth Portfolio	BHFTI-353

TCW Core Fixed Income Portfolio	BHFTI-359

Victory Sycamore Mid Cap Value Portfolio	BHFTI-369

Wells Capital Management Mid Cap Value Portfolio	BHFTI-373

Western Asset Management Government Income Portfolio	BHFTI-377

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—50.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE	50,488	$3,275,824
BAE Systems plc	277,180	1,788,546
Boeing Co. (The)	20,425	3,046,184
Dassault Aviation S.A.	220	181,043
Elbit Systems, Ltd.	2,102	273,939
General Dynamics Corp.	8,930	1,181,528
Howmet Aerospace, Inc.	14,750	236,885
Huntington Ingalls Industries, Inc.	1,542	280,968
L3Harris Technologies, Inc.	8,410	1,514,809
Leonardo S.p.A.	34,220	227,654
Lockheed Martin Corp.	9,545	3,235,278
Meggitt plc	67,217	243,503
MTU Aero Engines AG	4,499	659,115
Northrop Grumman Corp.	6,025	1,822,864
Raytheon Co. (a)	10,615	1,392,157
Raytheon Technologies Corp.	30,952	2,919,702
Rolls-Royce Holdings plc (b)	149,497	629,143
Safran S.A. (b)	28,316	2,488,863
Singapore Technologies Engineering, Ltd.	135,070	296,722
Textron, Inc.	8,680	231,496
Thales S.A.	9,219	773,797
TransDigm Group, Inc. (a)	1,902	609,001

		27,309,021

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc. (a)	5,160	341,592
Deutsche Post AG	85,581	2,361,220
DSV Panalpina A/S	18,806	1,712,349
Expeditors International of Washington, Inc.	6,405	427,342
FedEx Corp.	9,110	1,104,679
SG Holdings Co., Ltd.	12,538	299,107
United Parcel Service, Inc. - Class B	26,700	2,494,314
Yamato Holdings Co., Ltd.	26,711	419,212

		9,159,815

Airlines—0.1%
Alaska Air Group, Inc.	4,603	131,047
American Airlines Group, Inc. (a)	14,821	180,668
ANA Holdings, Inc. (a)	10,019	244,656
Delta Air Lines, Inc.	21,951	626,262
Deutsche Lufthansa AG	20,611	196,801
easyJet plc	13,746	98,925
Japan Airlines Co., Ltd.	10,058	185,091
Qantas Airways, Ltd.	63,197	123,958
Singapore Airlines, Ltd.	46,712	188,814
Southwest Airlines Co.	17,985	640,446
United Airlines Holdings, Inc. (b)	8,291	261,581

		2,878,249

Auto Components—0.2%
Aisin Seiki Co., Ltd.	14,022	345,293
Aptiv plc	9,721	478,662
BorgWarner, Inc.	7,840	191,061
Bridgestone Corp.	49,413	1,520,596
Cie Generale des Etablissements Michelin	14,785	1,315,944

Auto Components—(Continued)
Continental AG	9,517	695,977
Denso Corp.	37,493	1,211,105
Faurecia S.A.	6,546	195,933
JTEKT Corp.	17,819	120,998
Koito Manufacturing Co., Ltd.	9,046	306,135
NGK Spark Plug Co., Ltd.	13,555	190,797
Nokian Renkaat Oyj	10,817	262,499
Pirelli & C S.p.A. (144A)	33,822	121,072
Stanley Electric Co., Ltd.	11,317	222,993
Sumitomo Electric Industries, Ltd.	65,253	686,383
Sumitomo Rubber Industries, Ltd.	14,457	136,441
Toyoda Gosei Co., Ltd.	5,712	97,939
Toyota Industries Corp.	12,686	608,737
Valeo S.A.	20,853	348,728
Yokohama Rubber Co., Ltd. (The)	10,272	127,447

		9,184,740

Automobiles—0.7%
Bayerische Motoren Werke AG	28,645	1,503,864
Daimler AG	78,673	2,413,488
Ferrari NV	10,426	1,620,473
Fiat Chrysler Automobiles NV	93,906	676,704
Ford Motor Co.	148,595	717,714
General Motors Co.	47,913	995,632
Harley-Davidson, Inc.	5,875	111,214
Honda Motor Co., Ltd.	141,044	3,172,040
Isuzu Motors, Ltd.	47,710	315,802
Mazda Motor Corp.	48,677	257,532
Mitsubishi Motors Corp.	58,019	164,292
Nissan Motor Co., Ltd.	200,834	663,024
Peugeot S.A.	50,883	678,394
Renault S.A.	16,630	322,960
Subaru Corp.	53,236	1,022,113
Suzuki Motor Corp.	31,864	762,438
Toyota Motor Corp.	197,608	11,896,351
Volkswagen AG	2,809	380,692
Yamaha Motor Co., Ltd.	24,225	292,619

		27,967,346

Banks—2.9%
ABN AMRO Bank NV (144A)	36,596	300,404
AIB Group plc (b)	68,854	77,211
Aozora Bank, Ltd.	10,209	194,652
Australia & New Zealand Banking Group, Ltd.	245,233	2,644,762
Banco Bilbao Vizcaya Argentaria S.A.	576,870	1,844,122
Banco de Sabadell S.A. (a)	494,168	253,911
Banco Espirito Santo S.A. (b) (c) (d)	169,954	0
Banco Santander S.A.	1,437,711	3,499,314
Bank Hapoalim B.M.	98,184	590,243
Bank Leumi Le-Israel B.M.	127,861	706,961
Bank of America Corp.	308,938	6,558,754
Bank of East Asia, Ltd. (The)	112,774	241,958
Bank of Ireland Group plc	83,118	157,027
Bank of Kyoto, Ltd. (The)	4,615	146,858
Bankia S.A.	104,340	116,487
Bankinter S.A.	57,711	211,877

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Barclays plc	1,492,314	$1,733,939
Bendigo & Adelaide Bank, Ltd.	42,528	163,132
BNP Paribas S.A.	97,314	2,933,552
BOC Hong Kong Holdings, Ltd.	320,145	882,190
CaixaBank S.A.	310,489	579,079
Chiba Bank, Ltd. (The)	47,266	206,772
Citigroup, Inc.	83,271	3,507,374
Citizens Financial Group, Inc.	16,554	311,381
Comerica, Inc.	5,455	160,050
Commerzbank AG	86,677	315,301
Commonwealth Bank of Australia	153,152	5,784,922
Concordia Financial Group, Ltd. (a)	90,890	264,751
Credit Agricole S.A.	99,827	731,658
Danske Bank A/S	55,943	634,091
DBS Group Holdings, Ltd.	155,273	2,030,221
DNB ASA	82,031	919,996
Erste Group Bank AG (b)	26,029	482,440
Fifth Third Bancorp	27,035	401,470
FinecoBank Banca Fineco S.p.A.	52,680	478,732
First Republic Bank	6,401	526,674
Fukuoka Financial Group, Inc.	14,726	194,983
Hang Seng Bank, Ltd.	66,161	1,127,298
HSBC Holdings plc	1,746,705	9,836,712
Huntington Bancshares, Inc.	39,355	323,104
ING Groep NV	337,103	1,765,765
Intesa Sanpaolo S.p.A.	1,287,621	2,101,724
Israel Discount Bank, Ltd. - Class A	99,646	295,134
Japan Post Bank Co., Ltd. (a)	35,038	323,734
JPMorgan Chase & Co.	119,700	10,776,591
KBC Group NV	21,602	996,868
KeyCorp	37,520	389,082
Lloyds Banking Group plc	6,065,961	2,392,071
M&T Bank Corp.	4,995	516,633
Mebuki Financial Group, Inc.	75,700	154,357
Mediobanca S.p.A.	53,730	296,216
Mitsubishi UFJ Financial Group, Inc.	1,064,216	3,970,209
Mizrahi Tefahot Bank, Ltd.	12,269	229,202
Mizuho Financial Group, Inc.	2,086,982	2,388,493
National Australia Bank, Ltd.	249,423	2,636,729
Nordea Bank Abp	263,819	1,489,229
Oversea-Chinese Banking Corp., Ltd.	280,449	1,706,023
People’s United Financial, Inc.	16,895	186,690
PNC Financial Services Group, Inc. (The)	16,735	1,601,874
Raiffeisen Bank International AG	12,729	186,845
Regions Financial Corp.	36,815	330,230
Resona Holdings, Inc.	180,963	544,532
Royal Bank of Scotland Group plc	418,466	583,701
Seven Bank, Ltd.	50,414	130,300
Shinsei Bank, Ltd. (b)	16,807	224,330
Shizuoka Bank, Ltd. (The)	38,830	236,240
Skandinaviska Enskilda Banken AB - Class A	140,803	952,458
Societe Generale S.A.	70,138	1,179,887
Standard Chartered plc	235,855	1,299,954
Sumitomo Mitsui Financial Group, Inc.	115,038	2,795,114
Sumitomo Mitsui Trust Holdings, Inc.	28,705	829,260
SVB Financial Group (b)	1,925	290,829
Svenska Handelsbanken AB - A Shares (b)	132,888	1,112,834

Banks—(Continued)
Swedbank AB - A Shares	78,348	874,891
Truist Financial Corp.	51,117	1,576,448
U.S. Bancorp	54,235	1,868,396
UniCredit S.p.A.	173,898	1,361,573
United Overseas Bank, Ltd.	109,044	1,493,302
Wells Fargo & Co. (e)	146,810	4,213,447
Westpac Banking Corp.	301,930	3,155,987
Zions Bancorp N.A.	6,460	172,870

		111,704,415

Beverages—1.0%
Anheuser-Busch InBev S.A.	65,921	2,927,440
Asahi Group Holdings, Ltd.	31,378	1,018,810
Brown-Forman Corp. - Class B (a)	6,917	383,963
Budweiser Brewing Co. APAC, Ltd. (144A) (b)	114,574	294,389
Carlsberg A/S - Class B	9,255	1,050,592
Coca-Cola Amatil, Ltd.	43,845	242,327
Coca-Cola Bottlers Japan Holdings, Inc.	10,796	221,771
Coca-Cola Co. (The) (e)	147,110	6,509,617
Coca-Cola European Partners plc	20,013	751,088
Coca-Cola HBC AG (b)	17,307	371,980
Constellation Brands, Inc. - Class A	6,375	913,920
Davide Campari-Milano S.p.A.	49,719	357,629
Diageo plc	204,649	6,554,637
Heineken Holding NV	9,968	765,024
Heineken NV	22,425	1,876,929
Kirin Holdings Co., Ltd.	71,167	1,409,552
Molson Coors Beverage Co. - Class B (a)	7,105	277,166
Monster Beverage Corp. (b)	14,540	818,020
PepsiCo, Inc.	53,225	6,392,322
Pernod-Ricard S.A.	18,371	2,613,069
Remy Cointreau S.A. (a)	1,978	216,734
Suntory Beverage & Food, Ltd.	12,030	455,234
Treasury Wine Estates, Ltd.	62,268	382,016

		36,804,229

Biotechnology—0.8%
AbbVie, Inc.	56,383	4,295,821
Alexion Pharmaceuticals, Inc. (b)	8,400	754,236
Amgen, Inc.	22,669	4,595,686
BeiGene, Ltd. (ADR) (b)	3,120	384,103
Biogen, Inc. (b)	6,930	2,192,513
CSL, Ltd.	39,214	7,113,536
Galapagos NV (b)	3,752	748,992
Genmab A/S (b)	5,623	1,141,345
Gilead Sciences, Inc.	48,243	3,606,647
Grifols S.A.	25,807	878,989
Incyte Corp. (b)	6,733	493,058
PeptiDream, Inc. (b)	8,131	283,802
Regeneron Pharmaceuticals, Inc. (b)	3,041	1,484,890
Vertex Pharmaceuticals, Inc. (b)	9,867	2,347,853

		30,321,471

Building Products—0.3%
A.O. Smith Corp.	5,160	195,100

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Allegion plc	3,501	$322,162
Asahi Glass Co., Ltd.	15,742	386,899
Assa Abloy AB - Class B	86,713	1,639,308
Cie de Saint-Gobain	42,559	1,034,773
Daikin Industries, Ltd.	21,555	2,628,547
Fortune Brands Home & Security, Inc.	5,227	226,068
Geberit AG	3,205	1,413,842
Johnson Controls International plc	29,384	792,193
Kingspan Group plc	13,298	712,022
LIXIL Group Corp.	23,041	286,515
Masco Corp.	10,775	372,492
TOTO, Ltd.	12,249	407,734
Trane Technologies plc	11,165	922,117

		11,339,772

Capital Markets—1.2%
3i Group plc	84,182	823,855
Ameriprise Financial, Inc.	4,815	493,441
Amundi S.A. (144A)	5,258	311,182
ASX, Ltd.	16,749	807,776
Bank of New York Mellon Corp. (The)	31,985	1,077,255
BlackRock, Inc.	4,510	1,984,265
BMO Commercial Property Trust, Ltd. (b)	59,769	55,333
BMO Real Estate Investment, Ltd.	27,242	23,432
Cboe Global Markets, Inc.	4,217	376,367
Charles Schwab Corp. (The)	43,545	1,463,983
CME Group, Inc.	13,685	2,366,273
Credit Suisse Group AG (b)	221,132	1,825,973
Daiwa Securities Group, Inc.	132,319	513,244
Deutsche Bank AG	169,865	1,141,137
Deutsche Boerse AG	16,438	2,258,058
E*Trade Financial Corp.	8,615	295,667
Franklin Resources, Inc.	10,641	177,598
Goldman Sachs Group, Inc. (The)	12,150	1,878,269
Hargreaves Lansdown plc	24,621	421,873
Hong Kong Exchanges and Clearing, Ltd.	103,403	3,105,319
Intercontinental Exchange, Inc.	21,180	1,710,285
Invesco, Ltd. (a)	14,120	128,210
Japan Exchange Group, Inc.	44,082	778,912
Julius Baer Group, Ltd. (b)	19,363	661,072
London Stock Exchange Group plc	27,232	2,453,648
Macquarie Group, Ltd.	27,976	1,523,096
Magellan Financial Group, Ltd.	11,032	291,108
MarketAxess Holdings, Inc.	1,454	483,557
Moody’s Corp.	6,225	1,316,588
Morgan Stanley	46,860	1,593,240
MSCI, Inc.	3,290	950,678
Nasdaq, Inc.	4,370	414,932
Natixis S.A.	80,904	263,052
Nomura Holdings, Inc.	287,132	1,216,360
Northern Trust Corp.	7,990	602,925
Partners Group Holding AG	1,617	1,118,447
Picton Property Income, Ltd. (The) (b)	62,156	68,528
Raymond James Financial, Inc.	4,649	293,817
S&P Global, Inc.	9,315	2,282,641
SBI Holdings, Inc.	20,496	299,006

Capital Markets—(Continued)
Schroder Real Estate Investment Trust, Ltd.	58,899	28,390
Schroders plc	10,766	330,680
Singapore Exchange, Ltd.	69,534	447,722
St. James’s Place plc	46,026	438,572
Standard Life Aberdeen plc	207,586	574,285
Standard Life Investment Property Income Trust, Ltd.	46,074	48,349
State Street Corp.	13,790	734,593
T. Rowe Price Group, Inc.	8,890	868,109
UBS Group AG (b)	333,864	3,120,443
UK Commercial Property Trust, Ltd.	74,172	68,985

		46,510,530

Chemicals—1.3%
Air Liquide S.A.	40,810	5,230,901
Air Products & Chemicals, Inc.	8,445	1,685,706
Air Water, Inc.	12,893	177,408
Akzo Nobel NV	19,704	1,299,013
Albemarle Corp. (a)	3,988	224,804
Arkema S.A.	5,955	411,814
Asahi Kasei Corp.	109,212	771,888
BASF SE	79,462	3,840,679
Celanese Corp.	4,595	337,227
CF Industries Holdings, Inc.	8,200	223,040
Chr Hansen Holding A/S	9,126	684,727
Clariant AG (b)	17,111	287,795
Corteva, Inc. (b)	28,474	669,139
Covestro AG (144A)	15,041	467,228
Croda International plc	11,118	587,978
Daicel Corp.	21,538	157,256
Dow, Inc. (b)	28,274	826,732
DuPont de Nemours, Inc.	28,274	964,143
Eastman Chemical Co.	5,180	241,284
Ecolab, Inc.	9,545	1,487,397
EMS-Chemie Holding AG	711	447,517
Evonik Industries AG	16,126	344,322
FMC Corp.	4,940	403,549
Givaudan S.A.	799	2,477,239
Hitachi Chemical Co., Ltd.	8,996	383,495
Incitec Pivot, Ltd.	138,923	176,959
International Flavors & Fragrances, Inc. (a)	4,085	417,003
Israel Chemicals, Ltd.	60,920	193,549
Johnson Matthey plc	16,744	372,105
JSR Corp.	16,629	306,321
Kansai Paint Co., Ltd.	15,331	292,334
Koninklijke DSM NV	15,696	1,783,601
Kuraray Co., Ltd.	27,630	279,235
LANXESS AG	7,188	287,761
Linde plc	20,537	3,552,901
LyondellBasell Industries NV - Class A	9,771	484,935
Mitsubishi Chemical Holdings Corp.	110,768	659,043
Mitsubishi Gas Chemical Co., Inc.	13,716	148,987
Mitsui Chemicals, Inc.	15,997	303,585
Mosaic Co. (The)	13,280	143,690
Nippon Paint Holdings Co., Ltd.	12,669	667,864
Nissan Chemical Corp.	10,842	394,867
Nitto Denko Corp.	13,735	613,130

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Novozymes A/S - B Shares	18,474	$842,401
Orica, Ltd.	32,925	308,883
PPG Industries, Inc.	8,990	751,564
Sherwin-Williams Co. (The)	3,160	1,452,083
Shin-Etsu Chemical Co., Ltd.	31,446	3,116,578
Showa Denko KK	11,755	243,042
Sika AG	11,040	1,826,639
Solvay S.A.	6,412	467,659
Sumitomo Chemical Co., Ltd.	128,898	382,505
Symrise AG	11,131	1,054,167
Taiyo Nippon Sanso Corp.	11,241	166,500
Teijin, Ltd.	15,413	261,124
Toray Industries, Inc.	119,975	520,237
Tosoh Corp.	22,499	255,978
Umicore S.A. (a)	17,054	596,364
Yara International ASA	15,335	485,190

		48,441,065

Commercial Services & Supplies—0.2%
Brambles, Ltd.	136,435	900,402
Cintas Corp.	3,230	559,501
Copart, Inc. (b)	7,765	532,058
Dai Nippon Printing Co., Ltd.	21,039	448,106
G4S plc	134,235	153,213
ISS A/S	13,730	189,249
Park24 Co., Ltd.	10,055	147,211
Rentokil Initial plc	159,994	767,907
Republic Services, Inc.	7,985	599,354
Rollins, Inc.	5,279	190,783
Secom Co., Ltd.	18,165	1,510,281
Securitas AB - B Shares	27,108	293,400
Sohgo Security Services Co., Ltd.	6,239	303,961
Toppan Printing Co., Ltd.	24,204	370,955
Waste Management, Inc.	14,835	1,373,128

		8,339,509

Communications Equipment—0.3%
Arista Networks, Inc. (b)	2,056	416,443
Cisco Systems, Inc. (e)	161,900	6,364,289
F5 Networks, Inc. (b)	2,285	243,649
Juniper Networks, Inc.	12,720	243,461
Motorola Solutions, Inc.	6,500	863,980
Nokia Oyj	487,594	1,530,245
Telefonaktiebolaget LM Ericsson - B Shares	265,807	2,169,351

		11,831,418

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	22,988	449,095
Bouygues S.A.	19,304	566,486
CIMIC Group, Ltd.	8,381	119,375
Eiffage S.A. (144A)	6,783	480,386
Ferrovial S.A.	42,849	1,028,932
HOCHTIEF AG	2,159	143,572
Jacobs Engineering Group, Inc.	5,150	408,241
JGC Holdings Corp.	18,850	151,202

Construction & Engineering—(Continued)
Kajima Corp.	38,876	398,973
Obayashi Corp.	56,179	481,243
Quanta Services, Inc.	5,385	170,866
Shimizu Corp.	51,163	400,168
Skanska AB - B Shares (a) (b)	29,428	448,525
Taisei Corp.	17,484	534,491
Vinci S.A.	44,188	3,656,339

		9,437,894

Construction Materials—0.2%
Boral, Ltd.	101,423	126,837
CRH plc	68,957	1,879,693
Fletcher Building, Ltd.	73,827	153,299
HeidelbergCement AG	12,875	561,538
James Hardie Industries plc	38,263	446,279
LafargeHolcim, Ltd. (b)	42,630	1,558,415
Martin Marietta Materials, Inc.	2,412	456,423
Taiheiyo Cement Corp.	10,546	180,366
Vulcan Materials Co.	5,050	545,753

		5,908,603

Consumer Finance—0.1%
Acom Co., Ltd.	33,743	137,205
AEON Financial Service Co., Ltd.	9,534	101,981
American Express Co.	25,580	2,189,904
Capital One Financial Corp.	17,765	895,711
Credit Saison Co., Ltd.	13,637	158,360
Discover Financial Services	11,885	423,938
Synchrony Financial	21,487	345,726

		4,252,825

Containers & Packaging—0.1%
AMCOR plc (a) (b)	61,751	501,418
Avery Dennison Corp.	3,200	325,984
Ball Corp.	12,440	804,370
International Paper Co.	14,935	464,927
Packaging Corp. of America	3,599	312,501
Sealed Air Corp.	5,895	145,666
Smurfit Kappa Group plc	19,541	551,009
Toyo Seikan Group Holdings, Ltd.	12,156	138,746
WestRock Co.	9,795	276,807

		3,521,428

Distributors—0.0%
Genuine Parts Co.	5,515	371,325
Jardine Cycle & Carriage, Ltd.	8,600	119,113
LKQ Corp. (b)	11,632	238,572

		729,010

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	6,249	159,153
H&R Block, Inc. (a)	7,355	103,558

		262,711

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.5%
AMP, Ltd. (b)	290,061	$236,556
Berkshire Hathaway, Inc. - Class B (b) (e)	74,650	13,648,259
Challenger, Ltd.	47,620	121,242
Eurazeo S.A.	3,439	155,608
EXOR NV	9,383	483,316
Groupe Bruxelles Lambert S.A.	6,980	549,228
Industrivarden AB - C Shares	14,367	280,464
Investor AB - B Shares	39,406	1,812,454
Kinnevik AB - Class B	20,931	347,835
L E Lundbergforetagen AB - B Shares	6,582	269,867
M&G plc (b)	220,300	306,763
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,876	171,506
ORIX Corp.	114,600	1,378,105
Pargesa Holding S.A.	3,332	221,185
Tokyo Century Corp.	3,724	116,469
Wendel S.A.	2,345	187,595

		20,286,452

Diversified Telecommunication Services—1.0%
AT&T, Inc. (a) (e)	278,741	8,125,300
BT Group plc	726,708	1,059,922
Cellnex Telecom S.A. (144A)	21,672	986,437
CenturyLink, Inc.	37,413	353,927
Deutsche Telekom AG	288,355	3,817,975
Elisa Oyj	12,306	764,678
HKT Trust & HKT, Ltd.	327,533	444,673
Iliad S.A. (a)	2,327	316,280
Koninklijke KPN NV	309,066	739,263
Nippon Telegraph & Telephone Corp.	111,368	2,642,787
Orange S.A.	172,600	2,139,932
PCCW, Ltd.	359,000	197,274
Proximus SADP	13,207	303,079
Singapore Telecommunications, Ltd.	68,200	121,955
Singapore Telecommunications, Ltd.	638,156	1,131,097
Spark New Zealand, Ltd.	158,857	387,217
Swisscom AG	2,241	1,208,140
Telecom Italia S.p.A. (b)	789,176	322,732
Telecom Italia S.p.A. - Risparmio Shares	521,492	206,435
Telefonica Deutschland Holding AG	76,391	189,856
Telefonica S.A.	404,276	1,855,965
Telenor ASA	62,397	914,397
Telia Co. AB	236,721	851,513
Telstra Corp., Ltd.	360,130	687,336
TPG Telecom, Ltd.	31,380	135,902
United Internet AG	10,690	320,673
Verizon Communications, Inc. (e)	157,820	8,479,669

		38,704,414

Electric Utilities—1.1%
Alliant Energy Corp.	9,144	441,564
American Electric Power Co., Inc.	18,850	1,507,623
AusNet Services	159,611	168,601
Chubu Electric Power Co., Inc.	55,741	785,815
Chugoku Electric Power Co., Inc. (The)	24,076	337,102
CK Infrastructure Holdings, Ltd.	56,700	300,316
CLP Holdings, Ltd.	142,073	1,305,885

Electric Utilities—(Continued)
Duke Energy Corp.	27,815	2,249,677
Edison International	13,645	747,610
EDP - Energias de Portugal S.A.	221,441	889,803
Electricite de France S.A.	52,790	416,316
Endesa S.A.	27,479	588,303
Enel S.p.A.	703,653	4,897,720
Entergy Corp.	7,625	716,521
Evergy, Inc.	8,686	478,164
Eversource Energy	12,365	967,067
Exelon Corp.	37,024	1,362,853
FirstEnergy Corp.	20,525	822,437
Fortum Oyj	38,425	564,975
HK Electric Investments & HK Electric Investments, Ltd.	229,338	220,261
Iberdrola S.A.	532,575	5,258,643
Kansai Electric Power Co., Inc. (The)	60,910	679,430
Kyushu Electric Power Co., Inc.	32,819	264,387
Mercury NZ, Ltd.	58,929	147,434
NextEra Energy, Inc.	18,645	4,486,360
NRG Energy, Inc.	9,505	259,106
Orsted A/S (144A)	16,366	1,607,223
Pinnacle West Capital Corp.	4,250	322,108
Power Assets Holdings, Ltd.	120,019	715,015
PPL Corp.	29,215	721,026
Red Electrica Corp. S.A.	37,449	674,335
Southern Co. (The)	39,995	2,165,329
SSE plc	88,353	1,425,937
Terna Rete Elettrica Nazionale S.p.A.	121,725	771,374
Tohoku Electric Power Co., Inc.	36,980	357,019
Tokyo Electric Power Co. Holdings, Inc. (b)	132,079	461,523
Verbund AG	5,956	215,872
Xcel Energy, Inc.	20,010	1,206,603

		41,507,337

Electrical Equipment—0.5%
ABB, Ltd.	159,440	2,803,362
AMETEK, Inc.	8,667	624,197
Eaton Corp. plc	15,738	1,222,685
Emerson Electric Co.	23,195	1,105,242
Fuji Electric Co., Ltd.	11,028	249,478
Legrand S.A.	23,083	1,483,305
Melrose Industries plc	420,310	474,656
Mitsubishi Electric Corp.	157,899	1,948,737
Nidec Corp.	38,692	2,007,003
Prysmian S.p.A.	20,921	335,040
Rockwell Automation, Inc.	4,445	670,795
Schneider Electric SE	47,833	4,118,351
Siemens Gamesa Renewable Energy S.A.	20,477	308,107
Vestas Wind Systems A/S (a)	16,348	1,330,768

		18,681,726

Electronic Equipment, Instruments & Components—0.6%
Alps Alpine Co., Ltd.	18,022	174,634
Amphenol Corp. - Class A	11,270	821,358
CDW Corp.	5,456	508,881
Corning, Inc.	29,340	602,644
FLIR Systems, Inc.	5,105	162,798

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Halma plc	32,845	$780,352
Hamamatsu Photonics KK	12,135	496,706
Hexagon AB - B Shares	22,717	968,961
Hirose Electric Co., Ltd.	2,843	294,873
Hitachi High-Technologies Corp.	5,943	441,129
Hitachi, Ltd.	83,684	2,436,028
Ingenico Group S.A.	5,237	556,603
IPG Photonics Corp. (a) (b)	1,381	152,297
Keyence Corp.	15,781	5,092,773
Keysight Technologies, Inc. (a) (b)	7,130	596,638
Kyocera Corp.	27,769	1,646,772
Murata Manufacturing Co., Ltd.	49,698	2,515,460
Omron Corp.	16,660	866,711
Shimadzu Corp.	19,211	505,689
TDK Corp.	11,212	867,599
TE Connectivity, Ltd.	12,700	799,846
Venture Corp., Ltd.	23,802	226,226
Yokogawa Electric Corp.	19,690	237,147
Zebra Technologies Corp. - Class A (b)	2,103	386,111

		22,138,236

Energy Equipment & Services—0.0%
Baker Hughes Co.	24,725	259,613
Halliburton Co.	33,450	229,133
Helmerich & Payne, Inc.	4,105	64,243
National Oilwell Varco, Inc.	14,705	144,550
Schlumberger, Ltd.	52,837	712,771
TechnipFMC plc	16,036	108,083
Tenaris S.A.	40,424	247,278
Worley, Ltd.	29,186	114,376

		1,880,047

Entertainment—0.6%
Activision Blizzard, Inc.	29,304	1,743,002
Bollore S.A.	76,242	210,018
Electronic Arts, Inc. (b)	11,080	1,109,884
Konami Holdings Corp.	8,104	248,452
Live Nation Entertainment, Inc. (a) (b)	5,342	242,847
Netflix, Inc. (b)	16,781	6,301,265
Nexon Co., Ltd.	42,654	697,678
Nintendo Co., Ltd.	9,683	3,734,673
Square Enix Holdings Co., Ltd.	7,951	355,328
Take-Two Interactive Software, Inc. (b)	4,327	513,225
Toho Co., Ltd.	9,830	300,540
UBISOFT Entertainment S.A. (b)	7,312	539,232
Vivendi S.A.	73,884	1,585,302
Walt Disney Co. (The)	68,771	6,643,279

		24,224,725

Equity Real Estate Investment Trusts—3.8%
Acadia Realty Trust	9,605	119,006
Activia Properties, Inc.	79	253,103
Advance Residence Investment Corp.	147	427,559
Aedifica S.A.	2,819	292,794
AEON REIT Investment Corp.	176	168,565

Equity Real Estate Investment Trusts—(Continued)
Agree Realty Corp. (a)	4,650	287,835
Alexander’s, Inc.	284	78,370
Alexandria Real Estate Equities, Inc.	18,441	2,527,523
Allied Properties Real Estate Investment Trust	13,970	444,125
Alstria Office REIT-AG	19,100	275,072
American Assets Trust, Inc.	5,400	135,000
American Campus Communities, Inc.	15,477	429,487
American Finance Trust, Inc.	12,050	75,313
American Homes 4 Rent Trust - Class A	29,124	675,677
American Tower Corp.	16,945	3,689,774
Americold Realty Trust	21,708	738,940
Apartment Investment & Management Co. - Class A	22,326	784,759
Apple Hospitality REIT, Inc.	23,750	217,787
Armada Hoffler Properties, Inc.	6,300	67,410
Artis Real Estate Investment Trust	13,900	78,819
Ascencio	550	25,399
Ascendas Real Estate Investment Trust	580,281	1,156,316
Assura plc	268,145	277,379
AvalonBay Communities, Inc.	21,138	3,110,879
Befimmo S.A.	2,400	115,583
Big Yellow Group plc	17,400	216,566
Boardwalk Real Estate Investment Trust	4,300	70,001
Boston Properties, Inc.	23,062	2,127,008
Brandywine Realty Trust	19,726	207,518
British Land Co. plc (The)	182,049	757,390
Brixmor Property Group, Inc.	33,627	319,456
Brookfield Property REIT, Inc. - Class A (a)	7,424	63,030
BWP Trust	55,268	113,249
Camden Property Trust	10,616	841,212
Canadian Apartment Properties REIT	19,150	579,548
CapitaLand Commercial Trust, Ltd.	543,114	585,066
CapitaLand Mall Trust	495,722	624,769
CareTrust REIT, Inc.	10,750	158,993
Carmila S.A.	4,200	59,900
CDL Hospitality Trusts	88,982	49,550
Champion REIT	222,756	134,131
Charter Hall Long Wale REIT	49,000	134,831
Charter Hall Retail REIT	41,573	81,507
Chatham Lodging Trust	5,150	30,591
Choice Properties Real Estate Investment Trust	28,968	265,947
Civitas Social Housing plc	70,750	84,544
Cofinimmo S.A.	2,945	385,981
Colony Capital, Inc.	54,150	94,763
Columbia Property Trust, Inc.	13,000	162,500
Comforia Residential REIT, Inc.	69	196,727
Cominar Real Estate Investment Trust	20,581	118,604
Corporate Office Properties Trust	12,650	279,944
Cousins Properties, Inc.	16,459	481,755
Covivio	9,378	528,883
Crombie Real Estate Investment Trust	10,000	88,254
Cromwell Property Group	271,357	132,907
Crown Castle International Corp.	15,910	2,297,404
CubeSmart	21,727	582,066
Custodian REIT plc	43,913	53,915
CyrusOne, Inc.	12,700	784,225
Daiwa House REIT Investment Corp.	388	947,946
Daiwa Office Investment Corp.	31	171,327

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Derwent London plc	11,400	$461,783
Dexus	219,051	1,250,378
DiamondRock Hospitality Co.	22,700	115,316
Digital Realty Trust, Inc. (a)	39,689	5,513,199
Diversified Healthcare Trust	26,650	96,740
Douglas Emmett, Inc.	18,790	573,283
Dream Industrial Real Estate Investment Trust	12,500	83,404
Dream Office Real Estate Investment Trust	5,350	88,729
Duke Realty Corp.	55,676	1,802,789
Easterly Government Properties, Inc.	8,375	206,360
EastGroup Properties, Inc.	4,329	452,294
Empire State Realty Trust, Inc. - Class A	16,929	151,684
Empiric Student Property plc	66,553	54,546
EPR Properties	8,797	213,063
Equinix, Inc.	3,317	2,071,699
Equity Commonwealth	13,600	431,256
Equity LifeStyle Properties, Inc.	19,666	1,130,402
Equity Residential	54,783	3,380,659
Essential Properties Realty Trust, Inc.	10,300	134,518
Essex Property Trust, Inc.	9,949	2,191,168
Eurocommercial Properties NV	5,450	52,856
Extra Space Storage, Inc.	19,194	1,838,017
Federal Realty Investment Trust	11,141	831,230
First Capital Real Estate Investment Trust	15,100	146,247
First Industrial Realty Trust, Inc.	14,200	471,866
Fortune Real Estate Investment Trust	151,530	139,814
Four Corners Property Trust, Inc.	7,900	147,809
Franklin Street Properties Corp.	11,700	67,041
Frasers Centrepoint Trust	80,350	125,073
Frasers Logistics & Industrial Trust	188,050	117,231
Frontier Real Estate Investment Corp.	53	149,044
Fukuoka REIT Corp.	82	84,798
Gaming and Leisure Properties, Inc.	22,896	634,448
GCP Student Living plc	51,704	85,189
Gecina S.A.	9,834	1,304,570
Getty Realty Corp.	3,715	88,194
Global Net Lease, Inc.	10,150	135,706
Global One Real Estate Investment Corp.	108	90,583
GLP J-REIT	411	462,284
Goodman Group	142,366	1,087,589
Goodman Property Trust	123,550	158,134
GPT Group (The)	388,754	885,962
Granite Real Estate Investment Trust	6,150	254,032
Great Portland Estates plc	28,780	242,989
H&R Real Estate Investment Trust	32,465	206,006
Hamborner REIT AG	7,900	71,241
Hammerson plc	87,029	83,338
Healthcare Realty Trust, Inc.	14,910	416,436
Healthcare Trust of America, Inc. - Class A	24,325	590,611
Healthpeak Properties, Inc. (a)	76,192	1,817,179
Hibernia REIT plc	77,816	91,076
Highwoods Properties, Inc.	11,550	409,101
Host Hotels & Resorts, Inc.	107,880	1,190,995
Hudson Pacific Properties, Inc.	17,163	435,254
Hulic REIT, Inc.	131	150,469
Icade	6,239	494,518
Ichigo Office REIT Investment Corp.	134	91,828

Equity Real Estate Investment Trusts—(Continued)
Immobiliare Grande Distribuzione SIIQ S.p.A.	7,409	30,555
Impact Healthcare Reit plc	26,750	30,367
Independence Realty Trust, Inc.	10,250	91,635
Industrial & Infrastructure Fund Investment Corp.	195	263,935
Industrial Logistics Properties Trust	7,300	128,042
Inmobiliaria Colonial Socimi S.A.	36,884	349,630
Innovative Industrial Properties, Inc. (a)	1,850	140,471
InterRent Real Estate Investment Trust	12,900	122,006
Intervest Offices & Warehouses NV	2,500	65,435
Intu Properties plc (b)	110,611	6,095
Invesco Office J-REIT, Inc.	986	129,059
Investors Real Estate Trust	1,341	73,755
Invincible Investment Corp.	554	123,710
Invitation Homes, Inc.	60,578	1,294,552
Irish Residential Properties REIT plc	49,647	66,720
Iron Mountain, Inc. (a)	10,949	260,586
Japan Excellent, Inc.	141	162,176
Japan Hotel REIT Investment Corp.	507	146,904
Japan Logistics Fund, Inc.	98	217,896
Japan Prime Realty Investment Corp.	164	492,540
Japan Real Estate Investment Corp.	262	1,535,961
Japan Rental Housing Investments, Inc.	170	143,597
Japan Retail Fund Investment Corp.	525	592,829
JBG SMITH Properties	13,825	440,050
Kenedix Office Investment Corp.	43	225,198
Kenedix Residential Next Investment Corp.	101	157,218
Kenedix Retail REIT Corp.	61	86,078
Keppel DC REIT	137,457	219,134
Keppel REIT	224,182	149,965
Killam Apartment Real Estate Investment Trust	9,600	107,644
Kilroy Realty Corp.	11,763	749,303
Kimco Realty Corp.	62,842	607,682
Kite Realty Group Trust	9,312	88,185
Kiwi Property Group, Ltd.	177,120	99,346
Klepierre (a)	38,773	748,756
Land Securities Group plc	141,886	977,559
Lar Espana Real Estate Socimi S.A.	6,950	30,833
LaSalle Logiport REIT	155	208,969
Lexington Realty Trust	27,250	270,592
Life Storage, Inc.	5,266	497,900
Link REIT	414,212	3,498,985
LondonMetric Property plc	92,326	201,405
LTC Properties, Inc.	4,400	135,960
LXI REIT plc	59,202	79,786
Macerich Co. (The) (a)	15,986	90,001
Mack-Cali Realty Corp.	9,757	148,599
Manulife US Real Estate Investment Trust	161,050	115,335
Mapletree Commercial Trust	422,209	544,063
Mapletree Industrial Trust	174,157	294,549
Mapletree Logistics Trust	288,994	321,580
MCUBS MidCity Investment Corp.	188	132,943
Medical Properties Trust, Inc.	58,161	1,005,604
Mercialys S.A.	6,950	50,654
Merlin Properties Socimi S.A.	37,588	284,064
Mid-America Apartment Communities, Inc.	17,253	1,777,577
Mirvac Group	784,566	1,038,383
Mitsui Fudosan Logistics Park, Inc.	46	194,327

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Monmouth Real Estate Investment Corp. (a)	10,650	$128,333
Montea CVA	1,450	134,755
Mori Hills REIT Investment Corp.	175	232,298
Mori Trust Sogo REIT, Inc.	112	135,250
National Health Investors, Inc.	4,800	237,696
National Retail Properties, Inc.	19,366	623,392
National Storage Affiliates Trust	6,650	196,840
NewRiver REIT plc	34,161	25,259
Nippon Accommodations Fund, Inc.	51	276,138
Nippon Building Fund, Inc.	261	1,753,621
Nippon Prologis REIT, Inc.	415	1,045,509
NIPPON REIT Investment Corp.	49	144,447
Nomura Real Estate Master Fund, Inc.	864	1,090,315
Northview Apartment Real Estate Investment Trust	5,400	125,628
NorthWest Healthcare Properties Real Estate Investment Trust	11,600	79,625
NSI NV	2,021	80,213
Office Properties Income Trust (a)	5,331	145,270
Omega Healthcare Investors, Inc.	25,570	678,628
Orix JREIT, Inc.	525	689,399
Paramount Group, Inc.	22,124	194,691
Park Hotels & Resorts, Inc.	26,996	213,538
Pebblebrook Hotel Trust (a)	14,661	159,658
Physicians Realty Trust	21,269	296,490
Piedmont Office Realty Trust, Inc. - Class A	14,100	249,006
Precinct Properties New Zealand, Ltd.	120,000	122,085
Premier Investment Corp.	143	157,163
Primary Health Properties plc	136,263	271,161
ProLogis, Inc. (a)	111,287	8,944,136
PS Business Parks, Inc.	2,250	304,920
Public Storage	22,597	4,487,990
QTS Realty Trust, Inc. - Class A	6,500	377,065
RDI REIT plc	28,749	23,229
Realty Income Corp.	49,336	2,459,893
Regency Centers Corp.	25,191	968,090
Regional REIT, Ltd. (144A)	41,788	42,921
Retail Estates NV	1,127	58,770
Retail Opportunity Investments Corp.	12,835	106,402
Retail Properties of America, Inc. - Class A	24,100	124,597
Rexford Industrial Realty, Inc.	12,800	524,928
RioCan Real Estate Investment Trust	35,914	411,634
RLJ Lodging Trust	19,045	147,027
RPT Realty	8,778	52,931
Ryman Hospitality Properties, Inc.	5,486	196,673
Sabra Health Care REIT, Inc.	22,705	247,939
Safestore Holdings plc	23,240	184,499
Saul Centers, Inc.	1,353	44,297
SBA Communications Corp.	4,272	1,153,312
Scentre Group	1,056,848	1,046,386
Segro plc	218,428	2,065,641
Sekisui House REIT, Inc.	453	288,861
Seritage Growth Properties - Class A (a)	3,800	34,618
Service Properties Trust	18,450	99,630
Shaftesbury plc	25,300	193,737
Shopping Centres Australasia Property Group	107,137	152,423
Simon Property Group, Inc.	46,625	2,557,847
SITE Centers Corp.	16,975	88,440
SL Green Realty Corp. (a)	11,988	516,683

Equity Real Estate Investment Trusts—(Continued)
SmartCentres Real Estate Investment Trust	14,450	193,447
Spirit Realty Capital, Inc.	11,211	293,168
STAG Industrial, Inc.	16,835	379,124
Stockland	477,070	764,300
STORE Capital Corp.	24,262	439,627
Summit Hotel Properties, Inc.	11,650	49,163
Summit Industrial Income REIT	11,650	73,428
Sun Communities, Inc.	10,271	1,282,334
Sunstone Hotel Investors, Inc.	25,306	220,415
Suntec Real Estate Investment Trust	402,064	353,901
Tanger Factory Outlet Centers, Inc. (a)	10,150	50,750
Target Healthcare REIT plc	51,911	68,453
Taubman Centers, Inc.	6,600	276,408
Terreno Realty Corp.	7,450	385,537
Tokyu REIT, Inc.	100	130,561
Triple Point Social Housing REIT plc (144A)	36,103	40,727
Tritax Big Box REIT plc	193,835	269,472
Tritax EuroBox plc (144A)	48,000	55,728
UDR, Inc. (a)	44,034	1,609,002
Unibail-Rodamco-Westfield	26,583	1,505,294
Unibail-Rodamco-Westfield	682	38,782
UNITE Group plc (The)	33,050	328,230
United Urban Investment Corp.	593	588,386
Universal Health Realty Income Trust	1,426	143,755
Urban Edge Properties	12,950	114,090
Urstadt Biddle Properties, Inc. - Class A	3,300	46,530
Vastned Retail NV	1,957	32,941
Ventas, Inc.	56,422	1,512,110
VEREIT, Inc.	121,115	592,252
VICI Properties, Inc.	52,312	870,472
Vicinity Centres	631,580	397,482
Vornado Realty Trust	25,545	924,984
Warehouses De Pauw CVA	14,969	430,395
Washington Real Estate Investment Trust (a)	9,244	220,654
Weingarten Realty Investors	13,708	197,806
Welltower, Inc.	61,996	2,838,177
Wereldhave Belgium NV	250	14,205
Wereldhave NV	4,550	33,343
Weyerhaeuser Co.	28,392	481,244
Workspace Group plc	15,100	142,211
WP Carey, Inc.	19,401	1,126,810
Xenia Hotels & Resorts, Inc.	12,750	131,325
Xior Student Housing NV	1,733	76,084

		146,478,227

Food & Staples Retailing—0.8%
Aeon Co., Ltd.	56,576	1,257,478
Carrefour S.A.	52,380	829,851
Casino Guichard Perrachon S.A. (a)	4,690	180,846
Coles Group, Ltd.	98,093	928,093
Colruyt S.A.	4,778	259,083
Costco Wholesale Corp.	16,895	4,817,271
Dairy Farm International Holdings, Ltd.	28,500	131,172
FamilyMart Co., Ltd.	21,925	392,568
ICA Gruppen AB	7,866	331,617
J Sainsbury plc	153,103	398,726

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Jeronimo Martins SGPS S.A.	21,619	$391,034
Koninklijke Ahold Delhaize NV	102,410	2,396,731
Kroger Co. (The)	30,560	920,467
Lawson, Inc.	4,345	238,984
METRO AG	15,578	134,821
Seven & i Holdings Co., Ltd.	65,187	2,152,628
Sundrug Co., Ltd.	6,195	198,826
Sysco Corp.	19,445	887,275
Tesco plc	847,281	2,399,299
Tsuruha Holdings, Inc.	3,227	426,673
Walgreens Boots Alliance, Inc.	28,595	1,308,221
Walmart, Inc. (e)	54,174	6,155,250
Welcia Holdings Co., Ltd.	4,135	291,127
WM Morrison Supermarkets plc	207,644	457,438
Woolworths Group, Ltd.	108,895	2,379,353

		30,264,832

Food Products—1.4%
a2 Milk Co., Ltd. (b)	63,603	643,285
Ajinomoto Co., Inc.	38,008	708,189
Archer-Daniels-Midland Co.	21,155	744,233
Associated British Foods plc	30,821	691,712
Barry Callebaut AG	262	526,808
Calbee, Inc.	6,963	188,572
Campbell Soup Co.	6,390	294,962
Chocoladefabriken Lindt & Spruengli AG	9	787,342
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	93	785,713
Conagra Brands, Inc.	18,540	543,964
Danone S.A.	53,422	3,445,431
General Mills, Inc.	23,060	1,216,876
Hershey Co. (The)	5,665	750,613
Hormel Foods Corp. (a)	10,610	494,850
J.M. Smucker Co. (The)	4,285	475,635
Kellogg Co.	9,455	567,205
Kerry Group plc - Class A	13,741	1,575,308
Kikkoman Corp.	12,581	535,701
Kraft Heinz Co. (The)	23,723	586,907
Lamb Weston Holdings, Inc.	5,548	316,791
McCormick & Co., Inc. (a)	4,670	659,451
MEIJI Holdings Co., Ltd.	9,907	705,834
Mondelez International, Inc. - Class A	54,860	2,747,389
Mowi ASA	38,027	579,622
Nestle S.A.	257,468	26,536,769
NH Foods, Ltd.	7,126	248,338
Nisshin Seifun Group, Inc.	17,195	287,012
Nissin Foods Holdings Co., Ltd.	5,510	459,880
Orkla ASA	64,895	555,335
Toyo Suisan Kaisha, Ltd.	7,737	374,591
Tyson Foods, Inc. - Class A	11,250	651,038
Vitasoy International Holdings, Ltd. (a)	63,600	192,068
WH Group, Ltd. (144A)	827,245	768,212
Wilmar International, Ltd.	166,196	375,916
Yakult Honsha Co., Ltd.	10,359	613,468
Yamazaki Baking Co., Ltd.	10,519	220,252

		51,855,272

Gas Utilities—0.2%
APA Group	102,078	651,933
Atmos Energy Corp.	4,565	452,985
Enagas S.A.	19,621	390,316
Hong Kong & China Gas Co., Ltd.	878,559	1,444,787
Naturgy Energy Group S.A.	25,507	451,543
Osaka Gas Co., Ltd.	32,444	612,435
Snam S.p.A.	176,222	813,904
Toho Gas Co., Ltd.	6,422	293,248
Tokyo Gas Co., Ltd.	32,536	770,842

		5,881,993

Health Care Equipment & Supplies—1.3%
Abbott Laboratories	67,370	5,316,167
ABIOMED, Inc. (a) (b)	1,672	242,708
Alcon, Inc. (b)	35,938	1,833,989
Align Technology, Inc. (a) (b)	2,799	486,886
Asahi Intecc Co., Ltd.	16,889	418,086
Baxter International, Inc.	19,400	1,575,086
Becton Dickinson & Co.	10,357	2,379,728
BioMerieux	3,620	408,519
Boston Scientific Corp. (b)	53,180	1,735,263
Carl Zeiss Meditec AG	3,489	338,997
Cochlear, Ltd.	5,001	574,538
Coloplast A/S - Class B	10,278	1,495,386
Cooper Cos., Inc. (The)	1,876	517,157
Danaher Corp.	24,360	3,371,668
Demant A/S (b)	9,550	211,960
DENTSPLY SIRONA, Inc.	8,407	326,444
Edwards Lifesciences Corp. (b)	7,960	1,501,415
Fisher & Paykel Healthcare Corp., Ltd.	49,657	900,169
Hologic, Inc. (b)	10,163	356,721
Hoya Corp.	33,000	2,806,944
IDEXX Laboratories, Inc. (b)	3,291	797,212
Intuitive Surgical, Inc. (b)	4,460	2,208,637
Koninklijke Philips NV	78,320	3,169,979
Medtronic plc	51,179	4,615,322
Olympus Corp.	100,813	1,454,977
ResMed, Inc.	5,483	807,591
Siemens Healthineers AG (144A)	12,977	514,906
Smith & Nephew plc	75,665	1,342,720
Sonova Holding AG	4,805	867,476
STERIS plc	3,236	452,943
Straumann Holding AG	893	665,525
Stryker Corp.	12,270	2,042,832
Sysmex Corp.	14,478	1,046,787
Teleflex, Inc.	1,745	511,041
Terumo Corp.	55,853	1,920,755
Varian Medical Systems, Inc. (b)	3,425	351,611
Zimmer Biomet Holdings, Inc.	7,835	791,962

		50,360,107

Health Care Providers & Services—0.8%
Alfresa Holdings Corp.	16,313	304,282
AmerisourceBergen Corp.	5,685	503,122
Anthem, Inc.	9,680	2,197,747
Cardinal Health, Inc.	11,130	533,572

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Centene Corp. (b)	22,277	$1,323,477
Chartwell Retirement Residences	24,300	154,541
Cigna Corp. (b)	14,246	2,524,106
CVS Health Corp.	49,599	2,942,709
DaVita, Inc. (b)	3,330	253,280
Fresenius Medical Care AG & Co. KGaA	18,450	1,230,680
Fresenius SE & Co. KGaA	36,149	1,358,432
HCA Healthcare, Inc.	10,069	904,700
Henry Schein, Inc. (a) (b)	5,506	278,163
Humana, Inc.	5,100	1,601,502
Laboratory Corp. of America Holdings (a) (b)	3,725	470,803
McKesson Corp.	8,555	1,157,149
Medipal Holdings Corp.	15,914	297,419
NMC Health plc (c) (d)	8,180	10,654
Quest Diagnostics, Inc.	5,105	409,931
Ramsay Health Care, Ltd.	13,987	490,035
Ryman Healthcare, Ltd.	34,605	212,683
Sonic Healthcare, Ltd.	38,964	583,532
Suzuken Co., Ltd.	6,304	229,767
UnitedHealth Group, Inc.	36,200	9,027,556
Universal Health Services, Inc. - Class B	3,100	307,148

		29,306,990

Health Care Technology—0.0%
Cerner Corp. (a)	11,960	753,361
M3, Inc.	38,154	1,127,514

		1,880,875

Hotels, Restaurants & Leisure—0.6%
Accor S.A.	15,186	415,399
Aristocrat Leisure, Ltd.	49,719	643,315
Carnival Corp. (a)	15,220	200,447
Carnival plc	13,848	168,084
Chipotle Mexican Grill, Inc. (b)	1,015	664,216
Compass Group plc	137,246	2,144,416
Crown Resorts, Ltd.	32,221	149,431
Darden Restaurants, Inc.	4,675	254,601
Flight Centre Travel Group, Ltd. (c) (d)	4,875	29,716
Flutter Entertainment plc	6,771	613,815
Galaxy Entertainment Group, Ltd.	187,416	992,721
Genting Singapore, Ltd.	523,155	254,230
GVC Holdings plc	50,344	349,470
Hilton Worldwide Holdings, Inc.	10,708	730,714
InterContinental Hotels Group plc	14,961	640,565
Las Vegas Sands Corp.	12,842	545,400
Marriott International, Inc. - Class A (a)	10,307	771,067
McDonald’s Corp.	28,740	4,752,159
McDonald’s Holdings Co. Japan, Ltd.	5,731	258,822
Melco Resorts & Entertainment, Ltd. (ADR)	18,182	225,457
MGM Resorts International	19,604	231,327
Norwegian Cruise Line Holdings, Ltd. (a) (b)	8,027	87,976
Oriental Land Co., Ltd.	17,306	2,214,716
Pandox AB	9,986	82,217
Royal Caribbean Cruises, Ltd.	6,514	209,555
Sands China, Ltd.	209,889	763,863
SJM Holdings, Ltd.	167,456	140,449

Hotels, Restaurants & Leisure—(Continued)
Sodexo S.A.	7,655	518,723
Starbucks Corp.	44,986	2,957,380
Tabcorp Holdings, Ltd.	174,698	277,127
TUI AG	38,143	170,822
Whitbread plc	11,567	433,152
Wynn Macau, Ltd.	134,883	204,013
Wynn Resorts, Ltd.	3,650	219,694
Yum! Brands, Inc.	11,540	790,836

		24,105,895

Household Durables—0.4%
Barratt Developments plc	88,081	480,049
Berkeley Group Holdings plc	10,330	461,762
Casio Computer Co., Ltd.	16,807	235,769
D.R. Horton, Inc.	12,750	433,500
Electrolux AB - Series B	19,513	242,990
Garmin, Ltd.	5,470	410,031
Husqvarna AB - B Shares	36,153	181,769
Iida Group Holdings Co., Ltd.	12,736	176,426
Leggett & Platt, Inc.	4,980	132,866
Lennar Corp. - Class A	10,595	404,729
Mohawk Industries, Inc. (b)	2,260	172,302
Newell Brands, Inc.	14,495	192,494
Nikon Corp.	27,476	253,806
NVR, Inc. (b)	170	436,749
Panasonic Corp.	191,002	1,458,061
Persimmon plc	27,558	652,639
PulteGroup, Inc.	9,680	216,058
Rinnai Corp.	2,914	206,559
SEB S.A.	1,972	246,083
Sekisui Chemical Co., Ltd.	31,333	415,567
Sekisui House, Ltd.	53,779	888,770
Sharp Corp. (a)	18,424	193,041
Sony Corp.	110,025	6,540,238
Taylor Wimpey plc	283,753	412,340
Whirlpool Corp.	2,430	208,494

		15,653,092

Household Products—0.7%
Church & Dwight Co., Inc.	9,302	597,002
Clorox Co. (The) (a)	4,815	834,199
Colgate-Palmolive Co.	32,650	2,166,654
Essity AB - Class B	52,470	1,618,034
Henkel AG & Co. KGaA	8,991	677,533
Kimberly-Clark Corp.	13,035	1,666,785
Lion Corp.	19,467	417,650
Pigeon Corp.	10,003	383,929
Procter & Gamble Co. (The) (e)	95,206	10,472,660
Reckitt Benckiser Group plc	61,367	4,709,774
Unicharm Corp.	34,912	1,310,853

		24,855,073

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	25,285	343,876
Electric Power Development Co., Ltd.	12,615	254,679

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—(Continued)
Meridian Energy, Ltd.	110,868	$262,292
Uniper SE	17,414	437,040

		1,297,887

Industrial Conglomerates—0.6%
3M Co.	21,945	2,995,712
CK Hutchison Holdings, Ltd.	233,534	1,566,151
DCC plc	8,509	536,658
General Electric Co.	333,272	2,646,180
Honeywell International, Inc.	27,260	3,647,115
Jardine Matheson Holdings, Ltd.	19,164	958,596
Jardine Strategic Holdings, Ltd.	19,173	424,393
Keihan Holdings Co., Ltd.	8,350	371,706
Keppel Corp., Ltd.	125,854	468,669
NWS Holdings, Ltd.	131,800	134,893
Roper Technologies, Inc.	3,990	1,244,122
Sembcorp Industries, Ltd.	83,100	90,214
Siemens AG	66,184	5,696,346
Smiths Group plc	34,273	518,865
Toshiba Corp.	42,827	942,833

		22,242,453

Insurance—1.8%
Admiral Group plc	16,361	451,453
Aegon NV	154,108	390,923
Aflac, Inc.	27,970	957,693
Ageas	15,446	642,713
AIA Group, Ltd.	1,045,843	9,408,719
Allianz SE	36,722	6,330,192
Allstate Corp. (The)	12,365	1,134,241
American International Group, Inc.	33,171	804,397
Aon plc	8,980	1,482,059
Arthur J. Gallagher & Co.	7,042	573,993
Assicurazioni Generali S.p.A.	95,066	1,295,078
Assurant, Inc.	2,305	239,927
Aviva plc	338,870	1,125,015
AXA S.A.	167,160	2,894,695
Baloise Holding AG	4,222	554,169
Chubb, Ltd.	17,267	1,928,551
Cincinnati Financial Corp.	5,810	438,365
CNP Assurances	14,744	144,320
Dai-ichi Life Holdings, Inc.	93,314	1,116,728
Direct Line Insurance Group plc	117,708	430,700
Everest Re Group, Ltd.	1,528	294,018
Gjensidige Forsikring ASA (a)	17,169	293,788
Globe Life, Inc.	3,755	270,247
Hannover Rueck SE	5,217	762,763
Hartford Financial Services Group, Inc. (The)	13,740	484,198
Insurance Australia Group, Ltd.	199,939	779,075
Japan Post Holdings Co., Ltd.	136,260	1,067,540
Japan Post Insurance Co., Ltd.	19,469	241,515
Legal & General Group plc	516,021	1,234,504
Lincoln National Corp.	7,540	198,453
Loews Corp.	9,740	339,244
Mapfre S.A.	93,249	159,501
Marsh & McLennan Cos., Inc.	19,250	1,664,355

Insurance—(Continued)
Medibank Private, Ltd.	238,261	388,771
MetLife, Inc. (f)	29,775	910,222
MS&AD Insurance Group Holdings, Inc.	41,063	1,150,144
Muenchener Rueckversicherungs-Gesellschaft AG	12,486	2,523,974
NN Group NV	26,475	715,060
Poste Italiane S.p.A. (144A)	45,199	382,875
Principal Financial Group, Inc.	9,775	306,349
Progressive Corp. (The)	22,305	1,647,001
Prudential Financial, Inc.	15,330	799,306
Prudential plc	224,921	2,871,124
QBE Insurance Group, Ltd.	113,138	618,151
RSA Insurance Group plc	89,241	463,878
Sampo Oyj - A Shares	38,354	1,121,841
SCOR SE	13,718	302,256
Sompo Holdings, Inc.	29,069	899,176
Sony Financial Holdings, Inc.	13,263	224,181
Suncorp Group, Ltd.	109,081	609,670
Swiss Life Holding AG	2,907	989,745
Swiss Re AG	25,493	1,965,607
T&D Holdings, Inc.	48,167	393,256
Tokio Marine Holdings, Inc.	55,283	2,535,418
Travelers Cos., Inc. (The) (a)	9,880	981,578
Tryg A/S	10,380	256,048
Unum Group	7,795	117,003
W.R. Berkley Corp.	5,468	285,266
Willis Towers Watson plc	4,867	826,660
Zurich Insurance Group AG	12,944	4,594,588

		69,012,280

Interactive Media & Services—1.2%
Alphabet, Inc. - Class A (b) (e)	11,490	13,350,805
Alphabet, Inc. - Class C (b) (e)	11,416	13,274,639
Auto Trader Group plc	80,144	435,554
Facebook, Inc. - Class A (a) (b)	91,896	15,328,253
Kakaku.com, Inc.	11,781	216,201
LINE Corp. (a) (b)	5,254	253,870
REA Group, Ltd.	4,606	216,867
Twitter, Inc. (b)	29,576	726,386
Z Holdings Corp.	229,390	737,851

		44,540,426

Internet & Direct Marketing Retail—1.1%
Amazon.com, Inc. (a) (b)	15,986	31,168,224
Booking Holdings, Inc. (b)	1,595	2,145,785
Delivery Hero AG (144A) (b)	9,799	743,060
eBay, Inc.	29,175	877,001
Expedia Group, Inc.	5,335	300,200
Just Eat Takeaway (144A) (b)	9,983	752,571
Mercari, Inc. (b)	6,591	127,881
Ocado Group plc (b)	39,757	600,336
Prosus NV (b)	42,167	2,921,691
Rakuten, Inc.	74,467	564,964
Zalando SE (144A) (b)	11,977	466,672
ZOZO, Inc.	9,437	126,625

		40,795,010

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.5%
Accenture plc - Class A	24,195	$3,950,076
Adyen NV (144A) (b)	898	760,002
Akamai Technologies, Inc. (b)	6,160	563,578
Alliance Data Systems Corp.	1,500	50,475
Amadeus IT Group S.A.	37,311	1,769,490
Atos SE	8,503	575,367
Automatic Data Processing, Inc.	16,495	2,254,537
Broadridge Financial Solutions, Inc.	4,358	413,269
Capgemini SE	13,750	1,163,176
Cognizant Technology Solutions Corp. - Class A	20,850	968,900
Computershare, Ltd.	42,276	250,670
DXC Technology Co.	9,728	126,950
Edenred	21,041	880,634
Fidelity National Information Services, Inc.	23,417	2,848,444
Fiserv, Inc. (b)	21,742	2,065,273
FleetCor Technologies, Inc. (b)	3,323	619,872
Fujitsu, Ltd.	17,014	1,535,328
Gartner, Inc. (b)	3,409	339,434
Global Payments, Inc.	11,513	1,660,520
GMO Payment Gateway, Inc.	3,574	250,778
International Business Machines Corp. (e)	33,794	3,748,768
Itochu Techno-Solutions Corp.	8,399	239,583
Jack Henry & Associates, Inc.	2,936	455,785
Leidos Holdings, Inc.	5,087	466,224
MasterCard, Inc. - Class A	33,900	8,188,884
NEC Corp.	21,408	781,101
Nomura Research Institute, Ltd.	29,377	620,715
NTT Data Corp.	54,601	525,154
Obic Co., Ltd.	5,601	731,695
Otsuka Corp.	9,082	388,570
Paychex, Inc.	12,065	759,130
PayPal Holdings, Inc. (b)	44,775	4,286,758
VeriSign, Inc. (b)	3,985	717,659
Visa, Inc. - A Shares (a)	65,310	10,522,747
Western Union Co. (The) (a)	15,920	288,630
Wirecard AG	10,156	1,166,525
Wix.com, Ltd. (b)	4,099	413,261
Worldline S.A. (144A) (b)	8,691	510,875

		57,858,837

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	17,286	838,947
Hasbro, Inc.	4,845	346,660
Sankyo Co., Ltd.	3,913	114,048
Sega Sammy Holdings, Inc.	14,977	182,359
Shimano, Inc.	6,418	919,220
Yamaha Corp.	12,430	484,542

		2,885,776

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	11,735	840,461
Eurofins Scientific SE	1,000	495,718
Illumina, Inc. (b)	5,619	1,534,661
IQVIA Holdings, Inc. (b)	6,921	746,499
Lonza Group AG	6,443	2,680,618
Mettler-Toledo International, Inc. (b)	989	682,914

Life Sciences Tools & Services—(Continued)
PerkinElmer, Inc.	4,190	315,423
QIAGEN NV (b)	19,636	796,874
Sartorius Stedim Biotech	2,408	483,571
Thermo Fisher Scientific, Inc.	15,330	4,347,588
Waters Corp. (b)	2,490	453,305

		13,377,632

Machinery—1.0%
Alfa Laval AB	27,217	471,676
Alstom S.A.	16,495	690,327
Amada Holdings Co., Ltd.	28,322	223,585
Andritz AG	6,291	197,951
Atlas Copco AB - A Shares	58,096	1,952,481
Atlas Copco AB - B Shares	33,760	995,528
Caterpillar, Inc.	21,085	2,446,704
CNH Industrial NV	87,650	501,499
Cummins, Inc.	5,795	784,179
Daifuku Co., Ltd.	8,763	555,378
Deere & Co.	12,015	1,659,993
Dover Corp.	5,500	461,670
Epiroc AB - Class A	57,014	565,203
Epiroc AB - Class B	33,738	334,591
FANUC Corp.	16,770	2,274,149
Flowserve Corp.	4,980	118,972
Fortive Corp.	11,230	619,784
GEA Group AG	13,293	273,722
Hino Motors, Ltd.	24,593	132,180
Hitachi Construction Machinery Co., Ltd.	9,315	188,395
Hoshizaki Corp.	4,717	354,478
IDEX Corp.	2,921	403,419
IHI Corp.	12,651	147,571
Illinois Tool Works, Inc. (a)	11,200	1,591,744
Ingersoll Rand, Inc. (a) (b)	9,851	244,305
Kawasaki Heavy Industries, Ltd.	12,231	177,329
KION Group AG	5,637	247,612
Knorr-Bremse AG	4,193	375,944
Komatsu, Ltd.	79,908	1,314,814
Kone Oyj - Class B	29,406	1,669,038
Kubota Corp.	90,639	1,159,402
Kurita Water Industries, Ltd.	8,567	197,968
Makita Corp.	19,381	594,263
Metso Oyj	9,183	219,031
Minebea Mitsumi, Inc.	31,406	468,292
MISUMI Group, Inc.	24,552	535,400
Mitsubishi Heavy Industries, Ltd.	27,728	701,293
Nabtesco Corp.	9,729	224,417
NGK Insulators, Ltd.	22,671	297,178
NSK, Ltd.	31,000	198,852
PACCAR, Inc.	13,195	806,610
Parker-Hannifin Corp.	4,935	640,218
Pentair plc	6,373	189,661
Sandvik AB	97,670	1,387,040
Schindler Holding AG	1,748	369,802
Schindler Holding AG (Participation Certificate)	3,523	774,368
SKF AB - B Shares	32,906	452,717
SMC Corp.	4,955	2,115,151

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Snap-on, Inc.	2,110	$229,610
Spirax-Sarco Engineering plc	6,369	643,382
Stanley Black & Decker, Inc.	5,740	574,000
Sumitomo Heavy Industries, Ltd.	9,513	171,579
Techtronic Industries Co., Ltd.	118,713	764,744
THK Co., Ltd.	10,423	212,808
Volvo AB - B Shares	128,557	1,545,861
Wartsila Oyj Abp	37,991	279,184
Weir Group plc (The)	22,495	203,899
Westinghouse Air Brake Technologies Corp.	6,877	330,990
Xylem, Inc.	6,840	445,489
Yangzijiang Shipbuilding Holdings, Ltd.	201,590	117,773
Yaskawa Electric Corp.	20,766	570,654

		39,395,857

Marine—0.0%
AP Moller - Maersk A/S - Class A	328	272,142
AP Moller - Maersk A/S - Class B	566	507,743
Kuehne & Nagel International AG	4,672	642,162
Mitsui OSK Lines, Ltd.	9,918	159,963
Nippon Yusen KK	13,241	157,407

		1,739,417

Media—0.4%
Altice Europe NV - Class A (b)	58,376	225,657
Charter Communications, Inc. - Class A (b)	6,057	2,642,730
Comcast Corp. - Class A	173,204	5,954,754
CyberAgent, Inc.	8,828	342,581
Dentsu Group, Inc.	18,714	360,806
Discovery, Inc. - Class A (a) (b)	5,950	115,668
Discovery, Inc. - Class C (b)	12,765	223,898
DISH Network Corp. - Class A (b)	9,689	193,683
Eutelsat Communications S.A.	15,038	157,462
Fox Corp. - Class A	13,519	319,454
Fox Corp. - Class B (b)	6,141	140,506
Hakuhodo DY Holdings, Inc.	20,044	202,180
Informa plc	108,298	600,622
Interpublic Group of Cos., Inc. (The) (a)	14,725	238,398
ITV plc	313,431	259,158
JCDecaux S.A.	7,365	133,557
News Corp. - Class A (a)	14,821	133,018
News Corp. - Class B	4,556	40,958
Omnicom Group, Inc.	8,285	454,847
Pearson plc	67,655	467,144
Publicis Groupe S.A.	18,716	536,963
Schibsted ASA - B Shares	8,498	150,876
SES S.A.	31,549	185,628
Singapore Press Holdings, Ltd.	139,895	180,209
Telenet Group Holding NV	4,028	121,411
ViacomCBS, Inc. - Class B	20,568	288,158
WPP plc	109,174	743,879

		15,414,205

Metals & Mining—0.7%
Alumina, Ltd.	211,776	188,782

Metals & Mining—(Continued)
Anglo American plc	89,714	1,567,688
Antofagasta plc	34,116	325,472
ArcelorMittal S.A.	57,466	544,603
BHP Group plc	182,725	2,826,198
BHP Group, Ltd.	254,859	4,633,315
BlueScope Steel, Ltd.	44,471	242,546
Boliden AB	23,663	431,394
Evraz plc	43,245	123,410
Fortescue Metals Group, Ltd.	119,869	732,133
Freeport-McMoRan, Inc.	55,300	373,275
Glencore plc (b)	938,061	1,431,725
Hitachi Metals, Ltd.	18,553	195,361
JFE Holdings, Inc.	42,526	276,786
Maruichi Steel Tube, Ltd.	4,939	118,967
Mitsubishi Materials Corp.	9,753	199,895
Newcrest Mining, Ltd.	66,484	934,148
Newmont Corp.	31,291	1,416,856
Nippon Steel Corp.	69,884	598,577
Norsk Hydro ASA	115,126	250,134
Nucor Corp.	11,540	415,671
Rio Tinto plc	97,762	4,487,545
Rio Tinto, Ltd.	32,116	1,700,016
South32, Ltd.	429,643	463,102
Sumitomo Metal Mining Co., Ltd.	20,128	412,804
ThyssenKrupp AG (b)	35,020	186,595
voestalpine AG (a)	10,125	206,158

		25,283,156

Multi-Utilities—0.5%
AGL Energy, Ltd.	56,738	607,612
Ameren Corp.	9,360	681,689
CenterPoint Energy, Inc.	19,100	295,095
Centrica plc	503,370	236,779
CMS Energy Corp. (a)	10,755	631,856
Consolidated Edison, Inc.	12,645	986,310
Dominion Energy, Inc.	31,401	2,266,838
DTE Energy Co.	7,330	696,130
E.ON SE	194,235	2,042,675
Engie S.A.	158,016	1,634,539
National Grid plc	301,111	3,529,170
NiSource, Inc.	14,250	355,823
Public Service Enterprise Group, Inc.	19,270	865,416
RWE AG	50,525	1,352,499
Sempra Energy	10,720	1,211,253
Suez	29,600	301,584
Veolia Environnement S.A.	46,505	994,876
WEC Energy Group, Inc.	12,029	1,060,116

		19,750,260

Multiline Retail—0.2%
Dollar General Corp.	9,730	1,469,327
Dollar Tree, Inc. (b)	9,013	662,185
Harvey Norman Holdings, Ltd.	48,630	87,725
Isetan Mitsukoshi Holdings, Ltd.	29,105	169,675
J Front Retailing Co., Ltd.	19,896	165,281
Kohl’s Corp.	5,925	86,446

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Macy’s, Inc. (a)	11,710	$57,496
Marks & Spencer Group plc	168,708	207,156
Marui Group Co., Ltd.	16,516	277,243
Next plc	11,527	580,625
Nordstrom, Inc. (a)	3,990	61,207
Pan Pacific International Holdings Corp.	38,352	728,296
Ryohin Keikaku Co., Ltd.	20,682	232,136
Target Corp.	19,290	1,793,391
Wesfarmers, Ltd.	98,094	2,112,359

		8,690,548

Oil, Gas & Consumable Fuels—1.5%
Aker BP ASA	9,309	118,521
Apache Corp.	14,295	59,753
BP plc	1,762,440	7,497,721
Cabot Oil & Gas Corp.	15,490	266,273
Caltex Australia, Ltd.	21,641	303,708
Chevron Corp. (e)	72,100	5,224,366
Concho Resources, Inc.	7,605	325,874
ConocoPhillips	41,820	1,288,056
Devon Energy Corp.	14,720	101,715
Diamondback Energy, Inc.	6,150	161,130
Eni S.p.A.	220,087	2,225,173
EOG Resources, Inc.	22,190	797,065
Equinor ASA	86,653	1,091,542
Exxon Mobil Corp. (e)	161,448	6,130,181
Galp Energia SGPS S.A.	43,366	495,121
Hess Corp.	9,870	328,671
HollyFrontier Corp.	5,667	138,898
Idemitsu Kosan Co., Ltd.	16,979	389,253
Inpex Corp.	88,558	497,791
JXTG Holdings, Inc.	273,712	938,183
Kinder Morgan, Inc.	74,330	1,034,674
Koninklijke Vopak NV	6,066	316,297
Lundin Petroleum AB	16,027	306,900
Marathon Oil Corp.	30,480	100,279
Marathon Petroleum Corp.	24,777	585,233
Neste Oyj	36,602	1,239,764
Noble Energy, Inc.	18,200	109,928
Occidental Petroleum Corp. (a)	34,055	394,357
Oil Search, Ltd.	118,721	180,598
OMV AG	12,742	352,190
ONEOK, Inc.	15,767	343,878
Origin Energy, Ltd.	152,370	408,173
Phillips 66	16,940	908,831
Pioneer Natural Resources Co.	6,265	439,490
Repsol S.A.	128,162	1,169,508
Royal Dutch Shell plc - A Shares	370,163	6,477,780
Royal Dutch Shell plc - B Shares	323,200	5,419,067
Santos, Ltd.	153,174	332,032
Total S.A.	207,640	8,052,168
Valero Energy Corp.	15,615	708,296
Washington H Soul Pattinson & Co., Ltd.	10,247	106,558
Williams Cos., Inc. (The)	46,181	653,461
Woodside Petroleum, Ltd.	80,991	902,405

		58,920,862

Paper & Forest Products—0.1%
Mondi plc	42,007	716,517
OJI Holdings Corp.	74,595	400,016
Stora Enso Oyj - R Shares	50,329	510,814
UPM-Kymmene Oyj	46,176	1,272,723

		2,900,070

Personal Products—0.7%
Beiersdorf AG	8,721	887,392
Coty, Inc. - Class A	11,219	57,890
Estee Lauder Cos., Inc. (The) - Class A	8,520	1,357,577
Kao Corp.	41,700	3,414,358
Kobayashi Pharmaceutical Co., Ltd.	4,291	397,777
Kose Corp.	2,885	355,684
L’Oreal S.A.	21,862	5,738,467
Pola Orbis Holdings, Inc.	7,919	146,272
Shiseido Co., Ltd.	34,606	2,044,240
Unilever NV	126,960	6,255,316
Unilever plc	96,018	4,847,329

		25,502,302

Pharmaceuticals—3.7%
Allergan plc	12,508	2,215,167
Astellas Pharma, Inc.	163,411	2,529,629
AstraZeneca plc	113,498	10,138,558
Bayer AG	80,680	4,735,933
Bristol-Myers Squibb Co.	89,475	4,987,337
Chugai Pharmaceutical Co., Ltd.	19,369	2,241,988
Daiichi Sankyo Co., Ltd.	49,072	3,376,233
Eisai Co., Ltd.	21,809	1,600,774
Eli Lilly & Co.	32,210	4,468,171
GlaxoSmithKline plc	431,583	8,095,354
H Lundbeck A/S	6,017	179,053
Hisamitsu Pharmaceutical Co., Inc.	4,586	213,821
Ipsen S.A.	3,276	170,050
Johnson & Johnson (e)	100,420	13,168,075
Kyowa Kirin Co., Ltd.	21,041	471,788
Merck & Co., Inc. (e)	97,135	7,473,567
Merck KGaA	11,182	1,159,489
Mylan NV (b)	19,685	293,503
Nippon Shinyaku Co., Ltd.	3,951	310,440
Novartis AG	185,857	15,360,159
Novo Nordisk A/S—Class B	153,082	9,234,127
Ono Pharmaceutical Co., Ltd.	32,905	757,427
Orion Oyj—Class B	9,071	372,105
Otsuka Holdings Co., Ltd.	33,783	1,322,586
Perrigo Co. plc (a)	5,153	247,808
Pfizer, Inc.	211,166	6,892,458
Recordati S.p.A.	9,087	384,954
Roche Holding AG	60,782	19,761,080
Sanofi	97,491	8,583,182
Santen Pharmaceutical Co., Ltd.	31,108	535,805
Shionogi & Co., Ltd.	23,296	1,146,305
Sumitomo Dainippon Pharma Co., Ltd.	13,697	177,722
Taisho Pharmaceutical Holdings Co., Ltd.	2,947	181,179
Takeda Pharmaceutical Co., Ltd.	129,559	3,964,841
Teva Pharmaceutical Industries, Ltd. (ADR) (a) (b)	94,569	849,230

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
UCB S.A.	10,938	$949,787
Vifor Pharma AG	3,937	544,740
Zoetis, Inc.	18,140	2,134,897

		141,229,322

Professional Services—0.5%
Adecco Group AG	13,425	529,693
Bureau Veritas S.A.	25,415	483,078
Equifax, Inc.	4,615	551,262
Experian plc	78,823	2,194,290
IHS Markit, Ltd.	15,260	915,600
Intertek Group plc	13,963	816,123
Nielsen Holdings plc	13,533	169,704
Persol Holdings Co., Ltd.	15,247	153,148
Randstad NV	10,308	364,198
Recruit Holdings Co., Ltd. (144A)	117,381	3,030,989
RELX plc	168,229	3,606,346
Robert Half International, Inc.	4,420	166,855
Seek, Ltd.	28,931	271,416
SGS S.A.	460	1,067,033
Teleperformance SE	5,069	1,058,012
Verisk Analytics, Inc.	6,301	878,234
Wolters Kluwer NV	24,200	1,720,615

		17,976,596

Real Estate Management & Development—1.2%
ADO Properties S.A. (144A)	3,298	74,847
Aeon Mall Co., Ltd.	22,105	278,808
Allreal Holding AG (b)	1,632	302,854
Amot Investments, Ltd.	15,500	91,820
Aroundtown S.A.	216,044	1,082,692
Atrium Ljungberg AB - B Shares	5,250	81,918
Azrieli Group, Ltd.	7,823	452,415
CA Immobilien Anlagen AG	7,832	264,551
Capital & Counties Properties plc	83,453	171,191
CapitaLand, Ltd.	505,707	1,009,508
Castellum AB	30,620	518,273
Catena AB	2,900	84,620
CBRE Group, Inc. - Class A (b)	12,715	479,483
City Developments, Ltd.	92,096	466,860
Citycon Oyj	8,710	53,907
CK Asset Holdings, Ltd.	529,160	2,878,755
Daito Trust Construction Co., Ltd.	6,216	579,769
Daiwa House Industry Co., Ltd.	48,994	1,213,428
Deutsche Euroshop AG	5,800	67,054
Deutsche Wohnen SE	71,700	2,739,502
Dios Fastigheter AB	9,522	63,547
Entra ASA (144A)	18,968	225,891
Fabege AB	29,950	383,808
Fastighets AB Balder - B Shares (b)	11,000	395,171
Grainger plc	68,293	219,362
Grand City Properties S.A.	12,500	263,666
Hang Lung Properties, Ltd.	405,208	819,547
Helical plc	11,254	48,834
Henderson Land Development Co., Ltd.	125,655	477,221
Hiag Immobilien Holding AG	300	29,027

Real Estate Management & Development—(Continued)
Hongkong Land Holdings, Ltd.	232,644	870,208
Hufvudstaden AB - A Shares (a)	12,450	170,075
Hulic Co., Ltd.	67,144	681,747
Hysan Development Co., Ltd.	69,889	226,250
Kennedy-Wilson Holdings, Inc.	13,827	185,558
Kerry Properties, Ltd.	55,300	145,217
Klovern AB - B Shares	57,201	85,005
Kojamo Oyj	20,455	388,729
Kungsleden AB	21,406	161,672
LEG Immobilien AG	7,850	886,954
Lend Lease Group	48,805	306,988
Mitsubishi Estate Co., Ltd.	232,683	3,430,181
Mitsui Fudosan Co., Ltd.	183,907	3,180,865
Mobimo Holding AG (b)	726	203,650
New World Development Co., Ltd.	1,181,055	1,265,102
Nomura Real Estate Holdings, Inc.	23,714	384,649
Nyfosa AB (b)	18,074	90,985
Phoenix Spree Deutschland, Ltd.	9,427	31,435
PSP Swiss Property AG	4,459	557,671
Samhallsbyggnadsbolaget i Norden AB	105,656	201,628
Sino Land Co., Ltd.	636,182	804,843
Sirius Real Estate, Ltd.	106,702	88,303
Sumitomo Realty & Development Co., Ltd.	73,671	1,795,595
Sun Hung Kai Properties, Ltd.	299,347	3,930,400
Swire Pacific, Ltd. - Class A	42,580	272,783
Swire Properties, Ltd.	220,931	619,854
Swiss Prime Site AG	15,087	1,480,973
TAG Immobilien AG	14,350	284,762
TLG Immobilien AG	1,467	23,462
Tokyo Tatemono Co., Ltd.	22,493	238,073
Tokyu Fudosan Holdings Corp.	52,934	253,364
UOL Group, Ltd.	95,502	439,705
Vonovia SE	106,246	5,236,996
Wallenstam AB - B Shares	18,500	210,422
Wharf Real Estate Investment Co., Ltd. (a)	220,547	903,696
Wheelock & Co., Ltd.	70,100	476,166
Wihlborgs Fastigheter AB	15,050	209,565

		46,541,860

Road & Rail—0.5%
Aurizon Holdings, Ltd.	172,175	446,032
Central Japan Railway Co.	12,476	1,999,939
ComfortDelGro Corp., Ltd.	187,404	200,547
CSX Corp.	29,670	1,700,091
East Japan Railway Co.	26,203	1,985,523
Hankyu Hanshin Holdings, Inc.	19,799	666,680
J.B. Hunt Transport Services, Inc.	3,196	294,767
Kansas City Southern	3,790	482,012
Keikyu Corp.	19,186	323,234
Keio Corp.	8,898	526,811
Keisei Electric Railway Co., Ltd.	11,189	323,104
Kintetsu Group Holdings Co., Ltd.	14,846	688,230
Kyushu Railway Co.	13,843	398,072
MTR Corp., Ltd.	133,145	685,575
Nagoya Railroad Co., Ltd.	16,157	453,785
Nippon Express Co., Ltd.	6,835	334,704

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Norfolk Southern Corp.	9,940	$1,451,240
Odakyu Electric Railway Co., Ltd.	25,504	560,604
Old Dominion Freight Line, Inc.	3,704	486,122
Seibu Holdings, Inc.	17,258	190,044
Tobu Railway Co., Ltd.	16,532	577,847
Tokyu Corp.	43,248	681,264
Union Pacific Corp.	26,490	3,736,150
West Japan Railway Co.	14,071	963,626

		20,156,003

Semiconductors & Semiconductor Equipment—1.5%
Advanced Micro Devices, Inc. (b)	44,578	2,027,408
Advantest Corp.	17,266	692,451
Analog Devices, Inc.	14,002	1,255,279
Applied Materials, Inc.	35,160	1,611,031
ASM Pacific Technology, Ltd.	26,387	246,199
ASML Holding NV	36,826	9,786,893
Broadcom, Inc.	15,159	3,594,199
Disco Corp.	2,332	460,214
Infineon Technologies AG	108,164	1,620,149
Intel Corp. (e)	165,970	8,982,296
KLA Corp. (a)	5,970	858,128
Lam Research Corp.	5,547	1,331,280
Maxim Integrated Products, Inc.	10,261	498,787
Microchip Technology, Inc. (a)	9,030	612,234
Micron Technology, Inc. (b)	42,170	1,773,670
NVIDIA Corp.	23,370	6,160,332
NXP Semiconductors NV	24,117	2,000,023
Qorvo, Inc. (b)	4,423	356,627
QUALCOMM, Inc.	43,568	2,947,375
Renesas Electronics Corp. (b)	66,291	238,009
Rohm Co., Ltd.	8,092	443,141
Skyworks Solutions, Inc.	6,471	578,378
STMicroelectronics NV	59,083	1,285,864
SUMCO Corp.	21,340	274,432
Texas Instruments, Inc.	35,630	3,560,506
Tokyo Electron, Ltd.	13,579	2,553,386
Xilinx, Inc.	9,580	746,665

		56,494,956

Software—2.3%
Adobe, Inc. (b)	18,520	5,893,805
ANSYS, Inc. (b)	3,287	764,129
Autodesk, Inc. (b)	8,365	1,305,776
AVEVA Group plc	5,589	241,332
Cadence Design Systems, Inc. (b)	10,636	702,401
Check Point Software Technologies, Ltd. (b)	10,537	1,059,390
Citrix Systems, Inc.	4,320	611,496
CyberArk Software, Ltd. (a) (b)	3,266	279,439
Dassault Systemes SE	11,374	1,686,727
Fortinet, Inc. (b)	5,382	544,497
Intuit, Inc.	9,995	2,298,850
Micro Focus International plc	29,332	145,096
Microsoft Corp. (e)	291,187	45,923,102
Nice, Ltd. (b)	5,376	778,324
NortonLifeLock, Inc.	21,800	407,878

Software—(Continued)
Oracle Corp. (e)	82,663	3,995,103
Oracle Corp. Japan	3,319	289,759
Paycom Software, Inc. (b)	1,880	379,779
Sage Group plc (The)	94,172	689,717
Salesforce.com, Inc. (b)	33,866	4,876,027
SAP SE	85,027	9,765,615
ServiceNow, Inc. (b)	7,184	2,058,791
Synopsys, Inc. (b)	5,772	743,376
Temenos AG (b)	5,653	741,247
Trend Micro, Inc.	10,939	540,321
WiseTech Global, Ltd.	12,388	129,178

		86,851,155

Specialty Retail—0.7%
ABC-Mart, Inc.	2,872	144,045
Advance Auto Parts, Inc.	2,670	249,164
AutoZone, Inc. (b)	985	833,310
Best Buy Co., Inc.	8,595	489,915
CarMax, Inc. (a) (b)	6,250	336,437
Dufry AG (b)	3,500	108,494
Fast Retailing Co., Ltd.	5,048	2,062,692
Gap, Inc. (The) (a)	8,040	56,602
Hennes & Mauritz AB - B Shares	69,503	894,292
Hikari Tsushin, Inc.	1,818	305,016
Home Depot, Inc. (The) (a)	41,670	7,780,206
Industria de Diseno Textil S.A	94,373	2,450,088
JD Sports Fashion plc	37,889	218,077
Kingfisher plc	182,556	328,828
L Brands, Inc.	8,790	101,612
Lowe’s Cos., Inc.	29,270	2,518,683
Nitori Holdings Co., Ltd.	6,931	936,866
O’Reilly Automotive, Inc. (b)	2,865	862,508
Ross Stores, Inc.	13,780	1,198,447
Shimamura Co., Ltd.	1,942	117,293
Tiffany & Co.	4,070	527,065
TJX Cos., Inc. (The)	46,200	2,208,822
Tractor Supply Co.	4,485	379,207
Ulta Beauty, Inc. (b)	2,229	391,635
USS Co., Ltd.	19,065	262,606
Yamada Denki Co., Ltd.	54,350	217,017

		25,978,927

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc. (e)	159,402	40,534,334
Brother Industries, Ltd.	19,136	292,499
Canon, Inc.	86,543	1,890,136
FUJIFILM Holdings Corp.	31,166	1,564,351
Hewlett Packard Enterprise Co.	49,310	478,800
HP, Inc.	56,510	981,013
Konica Minolta, Inc.	39,139	158,924
NetApp, Inc.	8,670	361,452
Ricoh Co., Ltd.	58,001	425,902
Seagate Technology plc	8,760	427,488
Seiko Epson Corp.	23,987	259,574
Western Digital Corp.	11,324	471,305

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—(Continued)
Xerox Holdings Corp. (b)	7,015	$132,864

		47,978,642

Textiles, Apparel & Luxury Goods—0.8%
Adidas AG	15,606	3,590,125
Burberry Group plc	35,598	582,388
Capri Holdings, Ltd. (b)	5,697	61,471
Cie Financiere Richemont S.A.	45,161	2,475,031
EssilorLuxottica S.A.	24,523	2,645,784
Hanesbrands, Inc. (a)	13,722	107,992
Hermes International	2,740	1,892,412
Kering S.A.	6,555	3,420,364
LVMH Moet Hennessy Louis Vuitton SE	24,050	8,927,247
Moncler S.p.A.	15,623	570,319
NIKE, Inc. - Class B	47,480	3,928,495
Pandora A/S	8,652	281,748
Puma SE	7,179	428,867
PVH Corp.	2,808	105,693
Ralph Lauren Corp.	1,895	126,643
Swatch Group AG (The)	4,552	179,120
Swatch Group AG (The) - Bearer Shares	2,509	501,459
Tapestry, Inc.	10,450	135,327
Under Armour, Inc. - Class A (b)	7,172	66,054
Under Armour, Inc. - Class C (b)	7,356	59,289
VF Corp.	12,500	676,000
Yue Yuen Industrial Holdings, Ltd.	61,500	93,661

		30,855,489

Tobacco—0.5%
Altria Group, Inc.	71,225	2,754,271
British American Tobacco plc	198,449	6,776,709
Imperial Brands plc	82,482	1,528,882
Japan Tobacco, Inc.	103,818	1,921,719
Philip Morris International, Inc. (e)	59,305	4,326,893
Swedish Match AB	14,703	841,040

		18,149,514

Trading Companies & Distributors—0.4%
AerCap Holdings NV (b)	10,637	242,417
Ashtead Group plc	39,903	886,271
Brenntag AG	13,367	505,000
Bunzl plc	29,134	587,426
Fastenal Co. (a)	21,800	681,250
Ferguson plc	19,858	1,241,737
ITOCHU Corp.	116,549	2,418,168
Marubeni Corp.	135,321	674,659
Mitsubishi Corp.	116,930	2,481,801
Mitsui & Co., Ltd.	143,229	1,995,199
MonotaRO Co., Ltd.	10,838	287,981
Sumitomo Corp.	102,817	1,178,986
Toyota Tsusho Corp.	18,379	432,702
United Rentals, Inc. (b)	2,800	288,120
WW Grainger, Inc.	1,720	427,420

		14,329,137

Transportation Infrastructure—0.1%
Aena SME S.A. (144A)	5,840	637,331
Aeroports de Paris	2,569	246,652
Atlantia S.p.A.	42,865	537,303
Auckland International Airport, Ltd.	83,837	247,079
Fraport AG Frankfurt Airport Services Worldwide	3,600	146,112
Getlink SE	38,066	460,100
Japan Airport Terminal Co., Ltd.	4,437	171,267
Kamigumi Co., Ltd.	9,303	157,376
SATS, Ltd.	57,000	126,856
Sydney Airport	95,746	335,006
Transurban Group	234,565	1,725,628

		4,790,710

Water Utilities—0.1%
American Water Works Co., Inc.	6,876	822,095
Severn Trent plc	20,579	580,419
United Utilities Group plc	58,993	658,759

		2,061,273

Wireless Telecommunication Services—0.5%
KDDI Corp.	152,831	4,517,390
Millicom International Cellular S.A.	5,795	163,178
NTT DoCoMo, Inc.	115,419	3,628,216
Softbank Corp.	144,955	1,845,129
SoftBank Group Corp.	135,600	4,748,306
T-Mobile U.S., Inc. (b)	12,060	1,011,834
Tele2 AB - B Shares	43,203	580,571
Vodafone Group plc	2,315,848	3,235,027

		19,729,651

Total Common Stocks (Cost $1,732,931,163)		1,936,699,557

U.S. Treasury & Government Agencies—30.3%

Federal Agencies—1.2%
Federal Home Loan Bank 2.500%, 02/13/24	2,345,000	2,526,082
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22	8,925,000	9,236,054
2.750%, 06/19/23	9,954,000	10,663,027
6.250%, 07/15/32 (a)	2,480,000	3,843,870
Federal National Mortgage Association
2.875%, 10/30/20 (a)	4,977,000	5,051,436
2.875%, 09/12/23	9,034,000	9,769,867
6.625%, 11/15/30	1,650,000	2,509,352
7.250%, 05/15/30	1,941,000	3,004,242

		46,603,930

U.S. Treasury—29.1%
U.S. Treasury Bonds
2.250%, 08/15/46	21,188,000	25,505,055
2.250%, 08/15/49	4,420,000	5,377,552

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.375%, 11/15/49	5,155,000	$6,434,084
2.500%, 02/15/45	5,830,000	7,280,896
2.750%, 08/15/42	5,415,000	6,992,542
2.750%, 08/15/47 (a)	2,445,700	3,232,814
2.875%, 05/15/43	5,779,000	7,615,187
2.875%, 08/15/45	31,698,000	42,382,455
2.875%, 05/15/49	3,925,000	5,359,925
3.000%, 05/15/45	1,395,000	1,897,527
3.000%, 02/15/47	3,410,000	4,713,659
3.000%, 05/15/47	3,783,000	5,229,702
3.000%, 02/15/48	2,120,000	2,934,627
3.000%, 08/15/48	9,960,600	13,849,125
3.000%, 02/15/49	2,920,500	4,072,614
3.125%, 11/15/41	7,070,000	9,654,693
3.125%, 02/15/42	5,645,000	7,715,789
3.125%, 02/15/43	8,504,100	11,630,686
3.625%, 08/15/43	26,548,000	39,145,856
3.750%, 08/15/41 (a)	8,025,000	11,921,200
3.750%, 11/15/43	519,000	780,365
4.375%, 05/15/41	7,495,000	12,022,156
4.500%, 08/15/39	318,000	509,222
5.250%, 11/15/28	4,209,000	5,847,222
5.500%, 08/15/28	5,990,000	8,383,426
6.000%, 02/15/26 (g)	33,774,000	44,627,856
6.125%, 11/15/27	7,239,000	10,255,627
6.250%, 08/15/23	4,620,000	5,545,444
6.250%, 05/15/30	885,000	1,366,322
6.375%, 08/15/27	2,790,000	3,966,050
6.875%, 08/15/25	2,640,000	3,540,075
U.S. Treasury Notes
0.500%, 03/31/25	2,362,000	2,376,947
1.125%, 09/30/21	7,998,000	8,107,973
1.250%, 03/31/21 (a)	24,650,000	24,917,684
1.250%, 10/31/21	21,327,200	21,673,767
1.250%, 08/31/24	9,254,000	9,620,545
1.375%, 05/31/21	6,338,000	6,430,594
1.375%, 08/31/23 (a)	8,951,000	9,274,075
1.500%, 09/30/24	6,882,000	7,232,014
1.500%, 10/31/24 (a)	8,465,000	8,903,130
1.500%, 11/30/24	17,311,700	18,232,060
1.500%, 02/15/30 (a)	3,579,000	3,858,330
1.625%, 11/15/22 (g)	48,926,000	50,657,521
1.625%, 02/15/26	11,320,000	12,060,222
1.625%, 08/15/29	10,034,000	10,895,121
1.750%, 03/31/22	6,370,000	6,563,588
1.750%, 05/15/22	8,447,000	8,721,528
1.750%, 05/31/22	6,444,000	6,652,927
1.750%, 06/30/22	5,502,000	5,690,486
1.750%, 05/15/23	58,767,000	61,422,993
1.750%, 07/31/24	6,767,000	7,171,170
1.750%, 11/15/29	12,100,200	13,300,767
1.875%, 11/30/21	17,953,100	18,449,615
1.875%, 08/31/22	11,326,000	11,767,979
1.875%, 10/31/22	8,498,000	8,850,202
2.000%, 02/15/22 (e)	63,530,600	65,637,533

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.000%, 07/31/22	6,273,500	6,531,302
2.000%, 11/30/22	8,542,000	8,932,396
2.000%, 02/15/23	24,592,200	25,805,479
2.000%, 05/31/24	15,820,000	16,902,681
2.000%, 02/15/25	24,920,600	26,858,761
2.000%, 08/15/25	17,740,000	19,199,392
2.000%, 11/15/26	4,620,000	5,058,178
2.125%, 05/31/21	10,812,000	11,062,028
2.125%, 08/15/21	19,150,000	19,657,176
2.125%, 12/31/22	8,530,000	8,962,164
2.125%, 11/30/23	22,408,000	23,879,400
2.125%, 03/31/24	6,646,000	7,117,970
2.125%, 05/15/25	36,853,000	40,028,692
2.250%, 04/30/24	7,735,000	8,333,254
2.250%, 11/15/24	16,668,500	18,102,251
2.250%, 11/15/25	9,607,000	10,552,689
2.250%, 02/15/27	10,237,000	11,422,253
2.250%, 08/15/27	5,941,000	6,668,773
2.250%, 11/15/27	15,786,000	17,758,633
2.375%, 08/15/24	2,028,700	2,206,211
2.375%, 05/15/27	6,780,500	7,650,841
2.375%, 05/15/29	13,350,900	15,363,965
2.500%, 01/31/24	4,224,100	4,573,743
2.625%, 02/15/29	9,095,000	10,634,755
2.750%, 11/15/23	25,091,500	27,281,125
2.750%, 02/15/28 (a)	2,396,000	2,794,429
2.875%, 05/15/28	4,159,000	4,905,670
3.125%, 11/15/28	10,546,600	12,736,667

		1,109,239,402

Total U.S. Treasury & Government Agencies (Cost $1,053,604,306)		1,155,843,332

Foreign Government—11.4%

Sovereign—11.4%
Australia Government Bonds
3.000%, 03/21/47 (AUD)	305,000	243,518
3.250%, 04/21/29 (AUD)	1,346,000	1,011,706
3.750%, 04/21/37 (AUD)	1,486,000	1,249,455
4.750%, 04/21/27 (AUD)	7,847,000	6,229,382
5.750%, 05/15/21 (AUD)	2,345,000	1,531,014
Austria Government Bonds
0.750%, 10/20/26 (144A) (EUR)	3,060,000	3,585,336
3.150%, 06/20/44 (144A) (EUR)	1,761,000	3,164,129
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,120,682
4.150%, 03/15/37 (144A) (EUR)	145,000	262,107
Belgium Government Bonds
1.600%, 06/22/47 (144A) (EUR)	1,144,400	1,522,244
2.600%, 06/22/24 (144A) (EUR)	2,327,195	2,884,312
4.250%, 09/28/21 (144A) (EUR)	900,000	1,063,067
4.250%, 03/28/41 (144A) (EUR)	1,455,000	2,741,573
5.000%, 03/28/35 (144A) (EUR)	355,000	655,455
5.500%, 03/28/28 (EUR)	3,175,800	5,068,378

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Bundesrepublik Deutschland
0.500%, 02/15/26 (EUR)	10,332,518	$12,173,190
1.500%, 05/15/24 (EUR)	1,965,000	2,365,474
2.000%, 01/04/22 (EUR)	1,505,000	1,739,580
2.000%, 08/15/23 (EUR)	681,529	821,577
2.500%, 01/04/21 (EUR)	5,944,100	6,715,180
2.500%, 07/04/44 (EUR)	2,486,600	4,458,921
3.250%, 07/04/42 (EUR)	387,500	751,066
4.250%, 07/04/39 (EUR)	1,677,500	3,459,398
5.500%, 01/04/31 (EUR)	2,535,600	4,635,560
Canadian Government Bonds
1.500%, 06/01/26 (CAD)	3,802,000	2,841,328
1.750%, 05/01/20 (CAD)	3,474,000	2,471,445
2.750%, 06/01/22 (CAD)	1,870,000	1,394,228
3.500%, 12/01/45 (CAD)	1,500,000	1,572,948
4.000%, 06/01/41 (CAD)	975,000	1,044,690
5.750%, 06/01/29 (CAD)	1,069,000	1,097,273
Denmark Government Bonds
1.500%, 11/15/23 (DKK)	13,692,600	2,168,229
4.500%, 11/15/39 (DKK)	4,060,000	1,113,836
Finland Government Bonds
0.500%, 04/15/26 (144A) (EUR)	2,841,000	3,273,322
3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,724,537
France Government Bond OAT
Zero Coupon, 05/25/21 (EUR)	9,287,929	10,303,314
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,618,705
0.500%, 05/25/26 (EUR)	5,972,399	6,893,644
1.000%, 11/25/25 (EUR)	9,476,406	11,216,783
1.250%, 05/25/36 (144A) (EUR)	2,719,800	3,400,451
2.250%, 05/25/24 (EUR)	2,032,800	2,493,927
2.500%, 05/25/30 (EUR)	6,542,800	9,042,866
3.250%, 05/25/45 (EUR)	6,420,900	11,283,620
Ireland Government Bonds
2.000%, 02/18/45 (EUR)	448,000	638,654
5.400%, 03/13/25 (EUR)	3,555,800	5,000,468
Italy Buoni Poliennali Del Tesoro
1.350%, 04/15/22 (EUR)	1,304,000	1,463,892
2.200%, 06/01/27 (EUR)	5,305,000	6,247,571
3.750%, 09/01/24 (EUR)	13,007,000	16,125,391
3.850%, 09/01/49 (144A) (EUR)	2,725,000	3,895,980
5.000%, 08/01/39 (144A) (EUR)	4,126,000	6,552,720
5.250%, 11/01/29 (EUR)	6,535,200	9,617,552
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	25,750,000	335,973
Japan Government Ten Year Bonds
0.100%, 09/20/26 (JPY)	2,292,500,000	21,615,061
0.500%, 12/20/24 (JPY)	380,650,000	3,644,292
0.800%, 09/20/22 (JPY)	1,390,000,000	13,227,267
Japan Government Thirty Year Bonds
0.500%, 09/20/46 (JPY)	1,511,600,000	14,404,799
1.800%, 09/20/43 (JPY)	796,250,000	9,797,596
1.900%, 09/20/42 (JPY)	494,400,000	6,134,790
2.300%, 03/20/40 (JPY)	554,550,000	7,132,537
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	1,082,900,000	10,396,948
1.500%, 03/20/33 (JPY)	230,600,000	2,500,045

Sovereign—(Continued)
Japan Government Twenty Year Bonds
1.700%, 12/20/31 (JPY)	698,700,000	7,671,892
1.700%, 09/20/32 (JPY)	182,400,000	2,012,719
1.700%, 09/20/33 (JPY)	418,500,000	4,649,875
2.100%, 06/20/29 (JPY)	555,050,000	6,169,069
2.100%, 12/20/29 (JPY)	555,900,000	6,212,948
2.500%, 12/21/20 (JPY)	1,827,300,000	17,321,835
Mexican Bonos
6.500%, 06/10/21 (MXN)	43,260,000	1,824,296
10.000%, 11/20/36 (MXN)	40,732,100	2,087,712
Netherlands Government Bonds
2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,507,764
3.750%, 01/15/42 (144A) (EUR)	1,396,600	2,761,467
5.500%, 01/15/28 (EUR)	3,570,500	5,758,300
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,096,124
Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	2,089,706
Republic of South Africa Government Bonds
6.500%, 02/28/41 (ZAR)	27,771,600	922,640
10.500%, 12/21/26 (ZAR)	29,175,000	1,664,274
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	3,378,000	2,521,587
2.250%, 06/01/21 (SGD)	865,000	619,811
Spain Government Bonds
0.350%, 07/30/23 (EUR)	2,380,000	2,645,349
1.950%, 04/30/26 (144A) (EUR)	10,275,000	12,435,173
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,703,643
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,704,937
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,307,816
4.700%, 07/30/41 (144A) (EUR)	2,112,000	3,797,478
4.850%, 10/31/20 (144A) (EUR)	8,313,000	9,434,763
6.000%, 01/31/29 (EUR)	3,371,400	5,443,970
Sweden Government Bonds
1.000%, 11/12/26 (SEK)	15,990,000	1,753,080
1.500%, 11/13/23 (144A) (SEK)	3,330,000	359,773
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	488,488
United Kingdom Gilt
0.625%, 06/07/25 (GBP)	2,535,000	3,217,021
1.750%, 09/07/22 (GBP)	2,345,178	3,025,593
2.250%, 09/07/23 (GBP)	1,170,000	1,557,508
3.250%, 01/22/44 (GBP)	2,592,900	4,897,160
4.250%, 12/07/46 (GBP)	8,873,100	20,066,113
6.000%, 12/07/28 (GBP)	3,478,400	6,448,346
8.000%, 06/07/21 (GBP)	1,170,000	1,587,538

Total Foreign Government (Cost $409,593,805)		433,904,754

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	4,865	212,845
Porsche Automobil Holding SE	13,248	572,312

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Automobiles—(Continued)
Volkswagen AG	16,056	$1,912,979

		2,698,136

Chemicals—0.0%
FUCHS Petrolub SE	6,002	213,266

Health Care Equipment & Supplies—0.0%
Sartorius AG	3,078	752,295

Household Products—0.0%
Henkel AG & Co. KGaA	15,414	1,256,999

Total Preferred Stocks (Cost $6,359,881)		4,920,696

Short-Term Investments—6.5%

Repurchase Agreement—6.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $232,976,008; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $237,637,727.	232,976,008	232,976,008

U.S. Treasury—0.4%
U.S. Treasury Bills
1.520%, 04/16/20 (h)	11,205,000	11,204,659
1.561%, 04/14/20 (h)	3,070,000	3,069,932

		14,274,591

Total Short-Term Investments (Cost $247,242,181)		247,250,599

Securities Lending Reinvestments (i)—4.3%

Certificates of Deposit—2.1%
Banco del Estado de Chile
0.160%, SOFR + 0.150%, 08/28/20 (j)	2,000,000	1,985,898
1.316%, 1M LIBOR + 0.300%, 07/06/20 (j)	2,000,000	1,991,854
Bank of Montreal 0.990%, 06/08/20	2,000,000	1,999,080
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (j)	3,000,000	2,995,710
Bank of Nova Scotia
0.380%, FEDEFF PRV + 0.290%, 07/10/20 (j)	2,998,177	2,990,460
0.875%, 1M LIBOR + 0.170%, 05/15/20 (j)	3,000,000	3,000,570
1.820%, 10/06/20	3,011,691	3,007,890
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (j)	3,000,000	2,976,849
Canadian Imperial Bank of Commerce
0.250%, FEDEFF PRV + 0.160%, 02/26/21 (j)	2,000,000	1,976,000
0.350%, FEDEFF PRV + 0.260%, 06/10/20 (j)	1,999,181	1,995,440
Chiba Bank, Ltd. 1.150%, 05/06/20	1,000,000	999,640

Certificates of Deposit—(Continued)
China Construction Bank Corp.
1.930%, 05/11/20	3,000,000	3,001,350
2.250%, 04/03/20	2,000,000	2,000,300
Cooperative Rabobank UA 0.170%, SOFR + 0.160%, 09/04/20 (j)	1,000,000	993,495
Credit Agricole S.A.
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (j)	2,000,000	1,993,488
1.500%, 06/12/20	1,000,000	1,001,000
1.790%, 05/04/20	6,000,000	6,004,440
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (j)	2,000,000	1,989,140
DG Bank 0.950%, 06/10/20	1,000,000	999,380
DZ Bank AG Zero Coupon, 06/05/20	1,988,726	1,996,020
Industrial & Commercial Bank of China Corp. 1.870%, 04/21/20	2,000,000	2,000,820
Mitsubishi UFJ Trust and Banking Corp.
1.580%, 06/26/20	1,000,000	1,000,890
MUFG Bank Ltd. 1.150%, 08/03/20	2,000,000	1,998,200
National Australia Bank, Ltd.
1.195%, 1M LIBOR + 0.190%, 04/08/20 (j)	5,000,000	4,998,250
1.790%, 07/14/20	4,000,000	4,010,720
Royal Bank of Canada New York 0.300%, SOFR + 0.290%, 07/16/20 (j)	2,000,000	1,993,660
Societe Generale 1.620%, 3M LIBOR + 0.170%, 12/31/20 (j)	2,000,000	1,981,324
Sumitomo Mitsui Banking Corp.
1.061%, 1M LIBOR + 0.120%, 07/28/20 (j)	4,000,000	3,996,960
1.739%, 05/26/20	1,000,694	999,350
Sumitomo Mitsui Trust Bank, Ltd. 1.970%, 04/17/20	2,000,000	2,001,180
Toronto-Dominion Bank 1.777%, 3M LIBOR + 0.070%, 02/16/21 (j)	5,000,000	5,000,000
Westpac Banking Corp. 1.870%, 04/22/20	2,015,093	2,001,140

		77,880,498

Commercial Paper—0.3%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	2,990,792	2,992,380
China Construction Bank Corp. 1.900%, 05/04/20	1,990,606	1,997,140
ING Funding LLC 0.891%, 3M LIBOR + 0.150%, 09/14/20 (j)	2,000,000	1,995,440
LMA S.A. & LMA Americas 0.950%, 10/06/20	994,353	991,600
Santander UK plc 1.825%, 04/07/20	1,990,774	1,999,760
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (j)	2,000,000	1,996,400

		11,972,720

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $5,326,581; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $5,433,114.	5,326,581	$5,326,581
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $1,000,418; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $1,100,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $2,300,026; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $2,346,000.	2,300,000	2,300,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $10,000,161; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $11,110,361.	10,000,000	10,000,000

		19,726,581

Mutual Funds—1.4%
BlackRock Liquidity Funds, Institutional Shares 0.340% (k)	20,000,000	20,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (k)	7,000,000	7,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (k)	7,000,000	7,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (k)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (k)	7,000,000	7,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (k)	7,000,000	7,000,000

		53,000,000

Total Securities Lending Reinvestments (Cost $162,705,003)		162,579,799

Total Investments— 103.3% (Cost $3,612,436,339)		3,941,198,737
Other assets and liabilities (net)—(3.3)%		(124,302,228)

Net Assets—100.0%		$3,816,896,509

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $159,586,767 and the collateral received consisted of cash in the amount of $162,706,668 and non-cash collateral with a value of $2,270,114. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $212,560,821.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2020, the market value of securities pledged was $69,272,851.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(j)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $87,530,781, which is 2.3% of net assets.

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	25,453,405	CSI	06/15/20	USD	16,662,709	$(1,003,155)
AUD	37,076,246	CSI	06/15/20	USD	24,271,436	(1,461,228)
AUD	22,607,377	JPMC	06/15/20	USD	15,275,966	(1,367,358)
AUD	22,607,377	JPMC	06/15/20	USD	15,256,185	(1,347,577)
CHF	22,829,829	JPMC	06/15/20	USD	24,455,116	(651,728)
CHF	39,166,000	JPMC	06/15/20	USD	41,954,282	(1,118,081)
EUR	1,759,540	BBP	04/08/20	USD	1,941,074	(147)
EUR	1,759,540	BBH	04/08/20	USD	1,941,855	(927)
EUR	6,148,651	CSI	04/08/20	USD	6,693,280	89,223
EUR	1,566,406	GSBU	04/08/20	USD	1,677,022	50,861
EUR	3,090,666	JPMC	04/08/20	USD	3,407,267	2,010
GBP	1,410,120	JPMC	05/15/20	USD	1,706,789	46,247
GBP	1,453,550	MSIP	05/15/20	USD	1,702,099	104,929
JPY	210,084,476	JPMC	04/09/20	USD	1,956,143	(1,931)
NOK	128,496,371	MSIP	06/15/20	USD	13,651,854	(1,288,660)
NZD	18,981,095	BNP	06/15/20	USD	11,893,793	(574,430)
NZD	17,082,000	JPMC	06/15/20	USD	11,063,975	(877,136)
SEK	75,646,399	CBNA	06/15/20	USD	7,885,201	(225,957)
SEK	200,709,905	CSI	06/15/20	USD	20,973,858	(651,858)
SEK	141,748,250	JPMC	06/15/20	USD	14,571,207	(219,110)
SEK	141,748,250	JPMC	06/15/20	USD	14,563,115	(211,019)
SEK	283,496,500	JPMC	06/15/20	USD	29,118,663	(414,470)

Contracts to Deliver
AUD	15,471,735	CBNA	06/11/20	USD	9,189,746	(328,820)
AUD	42,893,438	BNP	06/15/20	USD	28,323,022	1,933,936
AUD	25,453,405	BNP	06/15/20	USD	16,807,171	1,147,618
AUD	38,205,000	BBP	06/15/20	USD	25,698,448	2,193,804
AUD	18,538,123	CBNA	06/15/20	USD	12,248,945	843,841
AUD	9,269,062	CBNA	06/15/20	USD	6,122,519	419,967
AUD	3,504,877	CBNA	06/15/20	USD	2,315,825	159,539
AUD	1,752,439	CBNA	06/15/20	USD	1,157,543	79,400
AUD	9,269,062	JPMC	06/15/20	USD	6,128,889	426,337
AUD	1,752,439	JPMC	06/15/20	USD	1,158,747	80,605
CAD	14,969,745	BOA	05/22/20	USD	10,427,881	(214,720)
CHF	468,000	SSBT	05/29/20	USD	496,202	8,601
CHF	9,835,000	BNP	06/15/20	USD	10,270,891	16,486
CHF	7,332,750	CBNA	06/15/20	USD	7,544,152	(101,297)
CHF	14,665,500	GSBU	06/15/20	USD	15,069,978	(220,920)
CHF	7,332,750	GSBU	06/15/20	USD	7,531,874	(113,575)
CHF	3,295,171	UBSA	06/15/20	USD	3,500,879	65,188
DKK	21,151,729	BNP	05/14/20	USD	3,220,774	91,178
EUR	2,897,234	CBNA	04/08/20	USD	3,216,799	20,895
EUR	2,926,779	HSBCU	04/08/20	USD	3,295,495	67,000
EUR	2,477,103	JPMC	04/08/20	USD	2,659,762	(72,701)
EUR	1,759,540	JPMC	04/08/20	USD	1,942,957	2,030
EUR	1,450,361	JPMC	04/08/20	USD	1,605,527	5,651
EUR	2,032,946	MSIP	04/08/20	USD	2,263,112	20,594
EUR	1,895,896	MSIP	04/08/20	USD	2,035,902	(55,438)
EUR	202,720,221	UBSA	04/08/20	USD	226,745,608	3,127,369
EUR	61,168,034	BBP	06/15/20	USD	68,655,001	1,001,723
EUR	32,503,000	CBNA	06/15/20	USD	36,235,710	286,630
EUR	11,090,000	CBNA	06/15/20	USD	12,198,013	(67,787)
GBP	34,186,646	JPMC	05/15/20	USD	43,969,838	1,469,595
GBP	1,647,362	JPMC	05/15/20	USD	1,900,780	(147,191)
GBP	44,015,000	CBNA	06/15/20	USD	56,533,746	1,791,181

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	11,735,000	CSI	06/15/20	USD	15,341,295	$746,179
GBP	35,781,262	NWM	06/15/20	USD	46,320,239	1,818,182
JPY	232,534,035	HSBCU	04/09/20	USD	2,194,064	31,025
JPY	14,388,698,502	JPMC	04/09/20	USD	132,346,989	(1,497,136)
JPY	2,136,628,500	BNP	06/15/20	USD	19,661,121	(272,796)
JPY	2,423,391,000	JPMC	06/15/20	USD	22,450,654	(158,646)
JPY	2,136,628,500	JPMC	06/15/20	USD	19,643,167	(290,751)
JPY	3,946,475,443	NWM	06/15/20	USD	37,689,575	870,486
MXN	88,490,266	JPMC	04/23/20	USD	4,494,390	775,366
NOK	10,530,651	GSBU	05/14/20	USD	1,102,409	89,268
NOK	128,496,371	BNP	06/15/20	USD	13,831,813	1,468,619
NZD	35,576,527	JPMC	06/15/20	USD	22,356,451	1,140,413
NZD	5,716,128	JPMC	06/15/20	USD	3,592,041	183,232
NZD	486,568	SSBT	06/15/20	USD	307,944	17,779
PLN	7,488,566	JPMC	05/20/20	USD	1,758,060	(51,670)
SEK	18,964,440	HSBCU	05/14/20	USD	2,004,380	85,524
SEK	843,349,304	MSIP	06/15/20	USD	88,973,938	3,584,307
SEK	107,636,121	MSIP	06/15/20	USD	11,355,686	457,463
SGD	4,103,792	JPMC	05/21/20	USD	2,870,728	(18,737)
ZAR	46,171,981	GSBU	04/08/20	USD	3,158,173	579,024

Net Unrealized Appreciation						$12,372,348

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/19/20	247	CAD	36,343,580	$(114,395)
Japanese Government 10 Year Bond Futures	06/15/20	129	JPY	19,681,530,000	(1,952,419)
MSCI EAFE Index Mini Futures	06/19/20	2,936	USD	228,905,240	16,841,544
MSCI Singapore Index Futures	04/29/20	1,873	SGD	52,706,220	(459,712)
OMX Stockholm 30 Index Futures	04/17/20	271	SEK	40,108,000	442,626
Russell 2000 Index E-Mini Futures	06/19/20	1,136	USD	65,183,680	(6,299,389)
S&P Midcap 400 Index E-Mini Futures	06/19/20	454	USD	65,276,120	(4,889,134)
U.S. Treasury Note 10 Year Futures	06/19/20	1,608	USD	223,009,500	(187,016)
U.S. Treasury Note 5 Year Futures	06/30/20	135	USD	16,923,516	513,976
U.S. Treasury Ultra Long Bond Futures	06/19/20	93	USD	20,634,375	2,384,870

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/15/20	(114)	AUD	(17,169,628)	(16,579)
Euro STOXX 50 Index Futures	06/19/20	(12,404)	EUR	(340,737,880)	(49,771,003)
Euro-Bund Futures	06/08/20	(259)	EUR	(44,680,090)	922,122
FTSE 100 Index Futures	06/19/20	(1,263)	GBP	(71,176,365)	(7,359,118)
Hang Seng Index Futures	04/28/20	(294)	HKD	(348,684,000)	(818,439)
S&P 500 Index E-Mini Futures	06/19/20	(2,720)	USD	(349,479,200)	1,373,155
SPI 200 Index Futures	06/18/20	(976)	AUD	(124,659,600)	(77,335)
TOPIX Index Futures	06/11/20	(1,432)	JPY	(20,090,960,000)	(8,331,757)
United Kingdom Long Gilt Bond Futures	06/26/20	(413)	GBP	(56,246,470)	(672,501)

Net Unrealized Depreciation					$(58,470,504)

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	0.747%	Semi-Annually	03/26/30	USD	907,250,000	$2,330,181	$—	$2,330,181

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$16,470,872	$10,838,149	$—	$27,309,021
Air Freight & Logistics	4,367,927	4,791,888	—	9,159,815
Airlines	1,840,004	1,038,245	—	2,878,249
Auto Components	669,723	8,515,017	—	9,184,740
Automobiles	1,824,560	26,142,786	—	27,967,346
Banks	33,711,897	77,992,518	0	111,704,415
Beverages	16,046,096	20,758,133	—	36,804,229
Biotechnology	20,903,799	9,417,672	—	30,321,471
Building Products	2,830,132	8,509,640	—	11,339,772
Capital Markets	21,492,693	25,017,837	—	46,510,530
Chemicals	13,865,191	34,575,874	—	48,441,065
Commercial Services & Supplies	3,254,824	5,084,685	—	8,339,509
Communications Equipment	8,131,822	3,699,596	—	11,831,418
Construction & Engineering	579,107	8,858,787	—	9,437,894
Construction Materials	1,002,176	4,906,427	—	5,908,603
Consumer Finance	3,855,279	397,546	—	4,252,825
Containers & Packaging	2,831,673	689,755	—	3,521,428
Distributors	609,897	119,113	—	729,010
Diversified Consumer Services	103,558	159,153	—	262,711
Diversified Financial Services	13,648,259	6,638,193	—	20,286,452
Diversified Telecommunication Services	16,958,896	21,745,518	—	38,704,414
Electric Utilities	18,454,048	23,053,289	—	41,507,337
Electrical Equipment	3,622,919	15,058,807	—	18,681,726
Electronic Equipment, Instruments & Components	4,030,573	18,107,663	—	22,138,236
Energy Equipment & Services	1,518,393	361,654	—	1,880,047
Entertainment	16,553,502	7,671,223	—	24,224,725
Equity Real Estate Investment Trusts	100,990,861	45,487,366	—	146,478,227
Food & Staples Retailing	14,088,484	16,176,348	—	30,264,832
Food Products	10,049,914	41,805,358	—	51,855,272
Gas Utilities	452,985	5,429,008	—	5,881,993
Health Care Equipment & Supplies	30,388,394	19,971,713	—	50,360,107
Health Care Providers & Services	24,589,506	4,706,830	10,654	29,306,990
Health Care Technology	753,361	1,127,514	—	1,880,875
Hotels, Restaurants & Leisure	12,640,829	11,435,350	29,716	24,105,895
Household Durables	2,607,223	13,045,869	—	15,653,092
Household Products	15,737,300	9,117,773	—	24,855,073
Independent Power and Renewable Electricity Producers	343,876	954,011	—	1,297,887
Industrial Conglomerates	10,533,129	11,709,324	—	22,242,453
Insurance	16,683,126	52,329,154	—	69,012,280
Interactive Media & Services	42,680,083	1,860,343	—	44,540,426
Internet & Direct Marketing Retail	34,491,210	6,303,800	—	40,795,010

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$45,709,174	$12,149,663	$—	$57,858,837
Leisure Products	346,660	2,539,116	—	2,885,776
Life Sciences Tools & Services	8,920,851	4,456,781	—	13,377,632
Machinery	11,547,348	27,848,509	—	39,395,857
Marine	—	1,739,417	—	1,739,417
Media	10,746,072	4,668,133	—	15,414,205
Metals & Mining	2,205,802	23,077,354	—	25,283,156
Multi-Utilities	9,050,526	10,699,734	—	19,750,260
Multiline Retail	4,130,052	4,560,496	—	8,690,548
Oil, Gas & Consumable Fuels	20,100,409	38,820,453	—	58,920,862
Paper & Forest Products	—	2,900,070	—	2,900,070
Personal Products	1,415,467	24,086,835	—	25,502,302
Pharmaceuticals	42,730,213	98,499,109	—	141,229,322
Professional Services	2,681,655	15,294,941	—	17,976,596
Real Estate Management & Development	665,041	45,876,819	—	46,541,860
Road & Rail	8,150,382	12,005,621	—	20,156,003
Semiconductors & Semiconductor Equipment	38,894,218	17,600,738	—	56,494,956
Software	71,843,839	15,007,316	—	86,851,155
Specialty Retail	17,933,613	8,045,314	—	25,978,927
Technology Hardware, Storage & Peripherals	43,387,256	4,591,386	—	47,978,642
Textiles, Apparel & Luxury Goods	5,266,964	25,588,525	—	30,855,489
Tobacco	7,081,164	11,068,350	—	18,149,514
Trading Companies & Distributors	1,639,207	12,689,930	—	14,329,137
Transportation Infrastructure	—	4,790,710	—	4,790,710
Water Utilities	822,095	1,239,178	—	2,061,273
Wireless Telecommunication Services	1,011,834	18,717,817	—	19,729,651
Total Common Stocks	902,487,943	1,034,171,244	40,370	1,936,699,557
Total U.S. Treasury & Government Agencies*	—	1,155,843,332	—	1,155,843,332
Total Foreign Government*	—	433,904,754	—	433,904,754
Total Preferred Stocks*	—	4,920,696	—	4,920,696
Total Short-Term Investments*	—	247,250,599	—	247,250,599
Securities Lending Reinvestments
Certificates of Deposit	—	77,880,498	—	77,880,498
Commercial Paper	—	11,972,720	—	11,972,720
Repurchase Agreements	—	19,726,581	—	19,726,581
Mutual Funds	53,000,000	—	—	53,000,000
Total Securities Lending Reinvestments	53,000,000	109,579,799	—	162,579,799
Total Investments	$955,487,943	$2,985,670,424	$40,370	$3,941,198,737

Collateral for Securities Loaned (Liability)	$—	$(162,706,668)	$—	$(162,706,668)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$27,399,305	$—	$27,399,305
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(15,026,957)	—	(15,026,957)
Total Forward Contracts	$—	$12,372,348	$—	$12,372,348
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$22,478,293	$—	$—	$22,478,293
Futures Contracts (Unrealized Depreciation)	(80,948,797)	—	—	(80,948,797)
Total Futures Contracts	$(58,470,504)	$—	$—	$(58,470,504)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,330,181	$—	$2,330,181

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $342,825 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—54.2% of Net Assets

Security Description	Principal Amount*	Value

Regional Government—0.3%
Kommuninvest I Sverige AB 1.000%, 10/02/24 (SEK)	27,350,000	$2,838,659

Sovereign—53.9%
Abu Dhabi Government International Bonds
3.125%, 09/30/49	365,000	339,450
3.125%, 09/30/49 (144A)	2,538,000	2,360,340
Angolan Government International Bonds
8.000%, 11/26/29	610,000	247,050
8.000%, 11/26/29 (144A)	477,000	193,185
8.250%, 05/09/28	1,180,000	475,313
9.125%, 11/26/49	1,786,000	698,590
9.125%, 11/26/49 (144A)	1,545,000	604,324
9.375%, 05/08/48	303,000	118,170
9.500%, 11/12/25	2,657,000	1,097,341
Argentine Republic Government International Bonds
3.875%, 01/15/22 (EUR)	394,000	110,808
5.625%, 01/26/22	1,777,000	515,330
6.625%, 07/06/28	5,412,000	1,420,650
6.875%, 01/26/27	11,162,000	3,069,662
6.875%, 01/11/48	7,324,000	1,904,313
7.500%, 04/22/26	1,999,000	554,742
8.280%, 12/31/33	3,706,988	1,297,483
Australia Government Bond 2.750%, 11/21/29 (AUD)	5,436,000	3,967,636
Bahamas Government International Bond 6.000%, 11/21/28	1,040,000	904,800
Bahrain Government International Bonds
5.625%, 09/30/31	215,000	177,384
5.625%, 09/30/31 (144A)	2,374,000	1,958,645
6.000%, 09/19/44	3,946,000	3,008,336
7.000%, 10/12/28	1,187,000	1,080,574
Bundesrepublik Deutschland Bundesanleihe
1.250%, 08/15/48 (EUR)	5,380,000	8,026,213
4.250%, 07/04/39 (EUR)	395,000	814,583
Canada Housing Trust 1.800%, 12/15/24 (144A) (CAD)	14,815,000	10,888,651
Colombia Government International Bonds
3.875%, 04/25/27	3,711,000	3,666,468
5.000%, 06/15/45	1,296,000	1,328,400
Costa Rica Government International Bonds
6.125%, 02/19/31 (144A)	581,000	490,945
7.000%, 04/04/44	1,781,000	1,424,800
Dominican Republic International Bonds
5.875%, 04/18/24	3,215,000	3,166,775
5.875%, 01/30/60 (144A)	746,000	624,775
5.950%, 01/25/27	3,061,000	2,893,900
6.400%, 06/05/49	255,000	224,400
6.500%, 02/15/48	5,762,000	5,070,560
6.850%, 01/27/45	1,174,000	1,077,145
7.450%, 04/30/44	150,000	145,500
Ecuador Government International Bonds
7.875%, 03/27/25	618,000	173,812
7.875%, 01/23/28	6,706,000	1,832,213
7.950%, 06/20/24	1,861,000	521,080

Sovereign—(Continued)
Ecuador Government International Bonds
8.875%, 10/23/27	2,656,000	667,347
9.500%, 03/27/30	200,000	59,000
10.750%, 03/28/22	1,264,000	390,273
10.750%, 01/31/29	315,000	88,987
Egypt Government International Bonds
5.577%, 02/21/23	1,732,000	1,601,754
5.625%, 04/16/30 (EUR)	1,145,000	960,059
7.500%, 01/31/27	1,320,000	1,197,773
8.150%, 11/20/59 (144A)	200,000	162,016
8.500%, 01/31/47 (144A)	402,000	328,347
8.500%, 01/31/47	3,819,000	3,119,298
El Salvador Government International Bonds
5.875%, 01/30/25	560,000	491,400
6.375%, 01/18/27	1,008,000	882,000
7.125%, 01/20/50	334,000	257,180
7.125%, 01/20/50 (144A)	552,000	425,040
7.650%, 06/15/35	352,000	299,200
7.750%, 01/24/23	3,015,000	2,924,550
8.625%, 02/28/29	850,000	824,500
European Financial Stability Facility 0.125%, 10/17/23 (EUR)	2,615,000	2,924,257
Finland Government Bond 0.500%, 09/15/29 (144A) (EUR)	5,210,000	6,044,467
French Republic Government Bonds OAT
1.250%, 05/25/34 (EUR)	7,766,900	9,710,970
1.500%, 05/25/50 (144A) (EUR)	950,128	1,247,310
2.000%, 05/25/48 (144A) (EUR)	1,805,584	2,618,940
Gabon Government International Bonds
6.375%, 12/12/24	439,913	304,640
6.625%, 02/06/31 (144A)	473,000	290,344
6.950%, 06/16/25	5,275,000	3,502,883
Ghana Government International Bonds
7.625%, 05/16/29	490,000	350,350
7.875%, 02/11/35 (144A)	1,374,000	967,296
8.125%, 03/26/32	650,000	458,016
8.750%, 03/11/61 (144A)	233,000	161,563
8.950%, 03/26/51	1,985,000	1,390,357
Guatemala Government Bonds
4.500%, 05/03/26	3,270,000	3,171,900
6.125%, 06/01/50	1,657,000	1,644,589
Honduras Government International Bond 7.500%, 03/15/24	3,575,000	3,467,786
Indonesia Government International Bonds
2.850%, 02/14/30 (a)	1,163,000	1,128,072
4.125%, 01/15/25	5,170,000	5,309,116
Indonesia Treasury Bond 8.375%, 03/15/34 (IDR)	54,480,000,000	3,306,879
Iraq International Bond 6.752%, 03/09/23	4,271,000	3,430,125
Ireland Government Bond 1.000%, 05/15/26 (EUR)	3,555,000	4,163,584
Israel Government AID Bond
3.875%, 07/03/50	977,000	977,000
4.500%, 04/03/2120	1,021,000	1,021,000

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro
0.950%, 03/01/23 (EUR)	5,060,000	$5,644,402
1.200%, 04/01/22 (EUR)	1,530,000	1,712,474
1.850%, 05/15/24 (EUR)	7,925,000	9,114,570
2.450%, 09/01/33 (144A) (EUR)	3,060,000	3,640,427
3.250%, 09/01/46 (144A) (EUR)	1,250,000	1,611,750
3.350%, 03/01/35 (144A) (EUR)	4,709,000	6,152,803
3.850%, 09/01/49 (144A) (EUR)	2,495,000	3,567,145
4.500%, 05/01/23 (EUR)	4,525,000	5,585,801
Ivory Coast Government International Bonds
5.375%, 07/23/24	3,183,000	2,863,618
5.875%, 10/17/31 (144A) (EUR)	1,350,000	1,269,299
6.625%, 03/22/48 (EUR)	401,000	373,491
Jamaica Government International Bonds
7.625%, 07/09/25	3,530,000	3,794,750
7.875%, 07/28/45	4,733,000	5,064,357
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	893,350,000	8,281,631
0.500%, 03/20/49 (JPY)	463,950,000	4,414,181
Japan Government Twenty Year Bonds
0.300%, 06/20/39 (JPY)	90,750,000	842,150
0.500%, 09/20/36 (JPY)	4,234,100,000	40,651,692
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (b)	1,012,749,152	9,423,441
Kazakhstan Government International Bond 5.125%, 07/21/25	2,039,000	2,192,741
Kenya Government International Bond 6.875%, 06/24/24	3,800,000	3,606,778
Kingdom of Belgium Government Bond 0.800%, 06/22/25 (144A) (EUR)	5,031,052	5,845,602
Lebanon Government International Bonds
6.000%, 01/27/23 (c)	6,653,000	1,237,990
6.200%, 02/26/25 (c)	461,000	83,515
6.650%, 11/03/28 (c)	2,006,000	361,160
Malaysia Government Bond 4.498%, 04/15/30 (MYR)	8,253,000	2,022,428
Mexican Bonos
8.000%, 11/07/47 (MXN)	42,190,000	1,775,848
8.500%, 05/31/29 (MXN)	106,303,000	4,836,322
Mongolia Government International Bond 5.625%, 05/01/23	2,488,000	2,214,239
Netherlands Government Bonds
Zero Coupon, 01/15/24 (144A) (EUR)	12,110,000	13,667,884
0.250%, 07/15/29 (144A) (EUR)	16,080,000	18,612,415
Nigeria Government International Bonds
5.625%, 06/27/22	590,000	508,875
6.500%, 11/28/27	889,000	613,054
7.625%, 11/28/47	2,451,000	1,621,827
8.747%, 01/21/31	883,000	633,902
Oman Government International Bonds
4.750%, 06/15/26	6,258,000	4,468,212
6.000%, 08/01/29 (144A)	454,000	325,368
Panama Government International Bonds
3.160%, 01/23/30	2,580,000	2,580,026
4.500%, 05/15/47	1,155,000	1,264,737
4.500%, 04/16/50	1,912,000	2,100,829

Sovereign—(Continued)
Panama Government International Bonds
4.500%, 04/01/56	3,509,000	3,798,492
8.875%, 09/30/27 (a)	3,275,000	4,429,470
Paraguay Government International Bond 5.400%, 03/30/50 (144A)	359,000	359,004
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	570,000	569,880
Philippine Government International Bond 3.700%, 02/02/42	1,626,000	1,784,427
Qatar Government International Bonds
4.500%, 04/23/28	3,018,000	3,303,020
4.817%, 03/14/49	980,000	1,154,260
5.103%, 04/23/48	2,151,000	2,608,174
Republic of Austria Government Bonds
0.500%, 02/20/29 (144A) (EUR)	5,200,000	6,008,219
0.750%, 10/20/26 (144A) (EUR)	3,755,000	4,399,652
0.750%, 02/20/28 (144A) (EUR)	3,865,000	4,540,539
2.400%, 05/23/34 (144A) (EUR)	638,000	914,232
Republic of Azerbaijan International Bond 4.750%, 03/18/24	1,847,000	1,797,301
Republic of Cameroon International Bond 9.500%, 11/19/25	2,742,000	2,462,810
Republic of South Africa Government International Bonds
5.000%, 10/12/46	316,000	218,040
5.650%, 09/27/47	1,854,000	1,367,325
5.750%, 09/30/49	4,280,000	3,103,000
Russian Federal Bonds - OFZ
7.000%, 08/16/23 (RUB)	158,190,000	2,049,783
7.100%, 10/16/24 (RUB)	51,891,000	675,567
7.400%, 07/17/24 (RUB)	527,699,000	6,940,579
Russian Foreign Bond - Eurobonds
4.750%, 05/27/26	4,000,000	4,244,000
5.250%, 06/23/47	5,600,000	6,776,000
5.875%, 09/16/43	400,000	496,000
Saudi Government International Bonds
3.250%, 10/26/26	565,000	563,525
4.500%, 10/26/46	209,000	211,749
4.625%, 10/04/47	1,991,000	2,036,546
5.000%, 04/17/49	1,150,000	1,241,413
5.250%, 01/16/50	2,472,000	2,766,702
Senegal Government International Bonds
6.250%, 07/30/24	3,178,000	2,971,430
6.250%, 05/23/33	707,000	633,281
6.750%, 03/13/48	2,982,000	2,440,707
Spain Government Bonds
1.950%, 04/30/26 (144A) (EUR)	2,915,000	3,527,837
2.350%, 07/30/33 (144A) (EUR)	4,445,000	5,782,693
4.200%, 01/31/37 (144A) (EUR)	905,000	1,476,524
4.400%, 10/31/23 (144A) (EUR)	8,890,000	11,309,809
Sri Lanka Government International Bonds
6.850%, 11/03/25	5,505,000	3,247,850
7.850%, 03/14/29	1,146,000	664,721
Thailand Government Bond 2.875%, 12/17/28 (THB)	92,220,000	3,130,873
Turkey Government International Bond 4.875%, 04/16/43	6,931,000	4,817,045

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ukraine Government International Bonds
Zero Coupon, 05/31/40 (d)	2,130,000	$1,549,788
6.750%, 06/20/26 (144A) (EUR)	442,000	431,057
7.375%, 09/25/32	5,295,000	4,791,975
7.750%, 09/01/24	7,670,000	7,054,559
7.750%, 09/01/26	1,945,000	1,784,537
9.750%, 11/01/28	320,000	310,573
16.750%, 06/02/21 (UAH)	44,806,000	1,556,303
United Kingdom Gilt
1.500%, 07/22/47 (GBP)	2,759,000	3,998,834
1.750%, 09/07/37 (GBP)	4,168,590	6,036,549
1.750%, 01/22/49 (GBP)	3,961,278	6,096,208
4.500%, 12/07/42 (GBP)	2,355,000	5,164,726
Uruguay Government International Bonds
4.975%, 04/20/55	1,232,005	1,395,258
5.100%, 06/18/50	755,000	859,764
Zambia Government International Bond 8.970%, 07/30/27	1,720,000	677,171

		477,856,029

Total Foreign Government (Cost $536,473,913)		480,694,688

Corporate Bonds & Notes—30.4%

Aerospace/Defense—0.1%
Bombardier, Inc. 7.500%, 03/15/25 (144A) (a)	1,000,000	692,500
TransDigm, Inc. 6.250%, 03/15/26 (144A)	570,000	567,150

		1,259,650

Agriculture—0.3%
Altria Group, Inc.
1.700%, 06/15/25 (EUR)	590,000	638,222
2.200%, 06/15/27 (EUR)	1,193,000	1,275,639
BAT International Finance plc 1.250%, 03/13/27 (EUR)	815,000	834,273
Reynolds American, Inc. 4.450%, 06/12/25	15,000	15,275

		2,763,409

Auto Manufacturers—0.3%
Dongfeng Motor Hong Kong International Co., Ltd. 1.150%, 10/23/21 (EUR)	337,000	375,814
Ford Motor Credit Co. LLC 3.021%, 03/06/24 (EUR)	1,290,000	1,153,962
Harley-Davidson Financial Services, Inc. 0.900%, 11/19/24 (EUR)	1,070,000	1,097,489

		2,627,265

Auto Parts & Equipment—0.2%
IHO Verwaltungs GmbH 3.625%, 4.375% PIK, 05/15/25 (EUR) (e)	565,000	493,727

Auto Parts & Equipment—(Continued)
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 8.500%, 05/15/27 (144A)	1,000,000	872,400
Tenneco, Inc. 5.000%, 07/15/24 (EUR)	755,000	553,239

		1,919,366

Banks—6.9%
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	400,000	401,426
Banco Bilbao Vizcaya Argentaria S.A.
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (d)	1,200,000	1,118,340
6.500%, 5Y H15 + 5.192%, 03/05/25 (d)	1,400,000	1,085,000
Banco Santander S.A. 5.179%, 11/19/25	1,000,000	1,090,945
Bangkok Bank PCL 3.733%, 5Y H15 + 1.900%, 09/25/34 (144A) (d)	955,000	845,348
Barclays plc
3.125%, 01/17/24 (GBP)	630,000	762,804
7.875%, 5Y USD Swap + 6.772%, 03/15/22 (d)	379,000	346,785
BNP Paribas S.A.
3.375%, 01/23/26 (GBP)	1,110,000	1,397,771
4.375%, 09/28/25 (144A)	1,515,000	1,537,695
4.375%, 05/12/26 (144A)	200,000	204,725
4.625%, 03/13/27 (144A)	575,000	599,355
BPCE S.A.
4.500%, 03/15/25 (144A)	265,000	263,008
4.625%, 07/11/24 (144A)	257,000	252,673
5.150%, 07/21/24 (144A)	555,000	585,160
CaixaBank S.A.
0.625%, 10/01/24 (EUR)	1,300,000	1,310,044
6.750%, 5Y EUR Swap + 6.498%, 06/13/24 (EUR) (d)	800,000	716,885
Citigroup, Inc.
1.750%, 10/23/26 (GBP)	300,000	341,650
4.700%, SOFR + 3.234%, 01/30/25 (d)	865,000	748,225
Commonwealth Bank of Australia 4.500%, 12/09/25 (144A)	203,000	207,241
Cooperatieve Rabobank UA
3.250%, 5Y EUR Swap + 3.702%, 12/29/26 (EUR) (d)	1,000,000	857,504
4.625%, 05/23/29 (GBP)	625,000	813,133
Credit Suisse AG 0.750%, 09/17/21 (EUR)	2,595,000	2,900,730
Credit Suisse Group AG 7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (d)	1,703,000	1,639,138
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 08/08/25 (GBP)	1,070,000	1,291,893
Danske Bank A/S
0.125%, 02/14/22 (EUR)	2,635,000	2,923,141
5.875%, 5Y EUR Swap + 5.471%, 04/06/22 (EUR) (d)	1,287,000	1,356,369
Dexia Credit Local S.A. 0.625%, 01/21/22 (EUR)	3,100,000	3,470,095
DNB Boligkreditt 2.750%, 03/21/22 (EUR)	2,445,000	2,852,991
Goldman Sachs Group, Inc. (The)
4.250%, 01/29/26 (GBP)	718,000	916,871
5.000%, 3M LIBOR + 2.874%, 11/10/22 (a) (d)	558,000	477,090
5.300%, 3M LIBOR + 3.834%, 11/10/26 (d)	58,000	56,260

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings plc 4.750%, 5Y EUR Swap + 3.844%, 07/04/29 (EUR) (d)	2,849,000	$2,698,054
ING Groep NV
3.000%, 02/18/26 (GBP)	1,100,000	1,334,243
6.500%, 5Y USD Swap + 4.446%, 04/16/25 (d)	201,000	167,473
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (d)	2,500,000	2,143,750
JPMorgan Chase & Co.
4.600%, SOFR + 3.234%, 02/01/25 (d)	940,000	822,688
5.000%, SOFR + 3.380%, 08/01/24 (d)	1,036,000	971,250
KBC Group NV 4.250%, 5Y EUR Swap + 3.594%, 10/24/25 (EUR) (d)	600,000	518,498
Lloyds Banking Group plc 4.582%, 12/10/25	870,000	895,047
Morgan Stanley
1.750%, 03/11/24 (EUR)	1,270,000	1,393,068
1.875%, 03/30/23 (EUR)	1,255,000	1,382,406
National Bank of Canada 0.500%, 01/26/22 (EUR)	2,570,000	2,863,057
Nordea Bank Abp 6.125%, 5Y USD Swap + 3.388%, 09/23/24 (d)	903,000	803,219
Nordea Hypotek AB 1.000%, 09/18/24 (SEK)	27,700,000	2,870,952
Santander Holdings USA, Inc.
4.400%, 07/13/27	1,703,000	1,675,065
Santander UK plc 4.250%, 04/12/21 (EUR)	2,450,000	2,821,996
Skandinaviska Enskilda Banken AB 5.625%, 5Y USD Swap + 3.493%, 05/13/22 (d)	2,600,000	2,366,000
Societe Generale S.A. 5.000%, 01/17/24 (144A)	1,135,000	1,143,828
Wells Fargo & Co.
2.000%, 07/28/25 (GBP)	400,000	473,867
2.406%, 3M LIBOR + 0.825%, 10/30/25 (d)	381,000	375,428

		61,090,184

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 01/23/49	695,000	817,920

Biotechnology—0.1%
Amgen, Inc. 4.663%, 06/15/51	765,000	963,368

Building Materials—0.3%
Johnson Controls International plc 1.375%, 02/25/25 (EUR)	2,345,000	2,532,566

Chemicals—0.5%
Alpek S.A.B. de C.V. 4.250%, 09/18/29 (144A)	224,000	182,676
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	1,149,000	909,158
4.500%, 01/31/30 (144A) (a)	860,000	669,940
4.500%, 01/31/30	641,000	499,339
5.875%, 01/31/50 (144A)	664,000	514,600

Chemicals—(Continued)
CNAC HK Finbridge Co., Ltd. 3.875%, 06/19/29	790,000	819,749
OCI NV 5.000%, 04/15/23 (EUR)	765,000	792,326

		4,387,788

Commercial Services—0.6%
Arena Luxembourg Finance Sarl 1.875%, 02/01/28 (144A) (EUR)	736,000	689,974
Autopistas del Sol S.A. 7.375%, 12/30/30	919,472	836,719
DP World Crescent, Ltd.
3.750%, 01/30/30	318,000	263,940
3.875%, 07/18/29	289,000	242,905
4.848%, 09/26/28	576,000	525,269
DP World plc
4.700%, 09/30/49	302,000	232,540
5.625%, 09/25/48	665,000	555,323
Hertz Corp. (The) 6.250%, 10/15/22 (a)	1,000,000	700,500
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	505,000	530,230
Q-Park Holding I B.V.
2.000%, 03/01/27 (144A) (EUR)	357,000	335,239
TransJamaican Highway, Ltd. 5.750%, 10/10/36 (144A)	772,000	741,120

		5,653,759

Computers—0.8%
Apple, Inc. 2.513%, 08/19/24 (CAD)	2,770,000	2,019,563
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (144A)	2,500,000	2,431,703
International Business Machines Corp. 0.875%, 01/31/25 (EUR)	2,075,000	2,278,273
Seagate HDD Cayman 4.750%, 01/01/25 (a)	443,000	440,583

		7,170,122

Cosmetics/Personal Care—0.1%
Unilever plc 1.500%, 07/22/26 (GBP)	1,105,000	1,325,965

Distribution/Wholesale—0.1%
Rexel S.A. 2.625%, 06/15/24 (EUR)	780,000	761,331

Diversified Financial Services—0.7%
Capital One Financial Corp.
1.650%, 06/12/29 (EUR)	1,549,000	1,435,254
3.750%, 07/28/26	1,500,000	1,416,197
CSN Islands XI Corp. 6.750%, 01/28/28	457,000	292,704

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Intercorp Financial Services, Inc. 4.125%, 10/19/27	745,000	$676,460
Intercorp Peru, Ltd.
3.875%, 08/15/29	200,000	175,500
3.875%, 08/15/29 (144A)	303,000	265,882
Lincoln Financing Sarl 3.625%, 04/01/24 (EUR)	569,000	518,984
3.625%, 04/01/24 (144A) (EUR)	206,000	187,892
Synchrony Financial 4.250%, 08/15/24	1,170,000	1,126,501

		6,095,374

Electric—2.6%
Abu Dhabi National Energy Co. PJSC 4.000%, 10/03/49 (144A)	1,200,000	1,104,240
AES Gener S.A. 6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (d)	457,000	347,320
Cemig Geracao e Transmissao S.A. 9.250%, 12/05/24	837,000	805,612
Centrais Eletricas Brasileiras S.A.
3.625%, 02/04/25 (144A)	1,587,000	1,409,669
4.625%, 02/04/30 (144A) (a)	420,000	371,700
Colbun S.A.
3.950%, 10/11/27	200,000	191,650
4.500%, 07/10/24	722,000	732,160
Empresa de Transmision Electrica S.A.
5.125%, 05/02/49	454,000	458,540
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	897,000	764,693
Enel Americas S.A. 4.000%, 10/25/26 (a)	1,719,000	1,605,993
Enel Chile S.A. 4.875%, 06/12/28 (a)	1,025,000	1,010,650
Enel Finance International NV 5.750%, 09/14/40 (GBP)	740,000	1,189,055
Enel Generacion Chile S.A. 4.250%, 04/15/24 (a)	749,000	736,651
Engie Energia Chile S.A. 3.400%, 01/28/30 (144A) (a)	1,576,000	1,347,480
Eskom Holdings SOC, Ltd. 7.125%, 02/11/25 (144A)	728,000	523,653
Infraestructura Energetica Nova S.A.B. de C.V. 4.875%, 01/14/48	1,095,000	842,482
Light Servicos de Eletricidade S.A./Light Energia S.A. 7.250%, 05/03/23	897,000	816,270
Perusahaan Listrik Negara PT
3.375%, 02/05/30 (a)	1,365,000	1,242,150
3.875%, 07/17/29 (144A)	988,000	918,840
4.875%, 07/17/49	473,000	451,715
4.875%, 07/17/49 (144A)	1,331,000	1,271,105
5.450%, 05/21/28	1,537,000	1,604,228
6.150%, 05/21/48	1,683,000	1,817,640
SSE plc 0.875%, 09/06/25 (EUR)	1,005,000	1,102,963

Electric—(Continued)
Star Energy Geothermal Wayang Windu, Ltd. 6.750%, 04/24/33	584,200	526,166
Trinidad Generation UnLtd 5.250%, 11/04/27	273,000	241,605

		23,434,230

Energy-Alternate Sources—0.1%
Empresa Electrica Cochrane S.p.A.
5.500%, 05/14/27 (144A) (a)	244,000	219,600
5.500%, 05/14/27	1,159,000	1,043,100

		1,262,700

Engineering & Construction—0.4%
Aeropuerto Internacional de Tocumen S.A. 6.000%, 11/18/48	1,900,000	2,052,000
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 06/05/34 (144A)	946,000	534,490
Rutas 2 and 7 Finance, Ltd. Zero Coupon, 09/30/36 (144A) (a)	650,000	377,000
SPIE S.A. 3.125%, 03/22/24 (EUR)	600,000	630,978

		3,594,468

Food—0.4%
BRF GmbH 4.350%, 09/29/26	996,000	850,485
BRF S.A.
4.875%, 01/24/30	1,205,000	1,012,200
4.875%, 01/24/30 (144A) (a)	538,000	451,920
Kraft Heinz Foods Co. 2.250%, 05/25/28 (EUR)	584,000	551,292
Wm Morrison Supermarkets plc 3.500%, 07/27/26 (GBP)	795,000	1,027,932

		3,893,829

Forest Products & Paper—0.5%
Celulosa Arauco y Constitucion S.A.
4.200%, 01/29/30 (144A)	609,000	522,217
5.500%, 04/30/49 (144A)	311,000	245,690
Inversiones CMPC S.A.
3.850%, 01/13/30 (144A)	2,121,000	1,908,900
4.375%, 05/15/23	301,000	289,018
4.375%, 04/04/27	662,000	617,322
WEPA Hygieneprodukte GmbH
2.875%, 12/15/27 (144A) (EUR)	197,000	197,607
2.875%, 12/15/27 (EUR)	570,000	572,074

		4,352,828

Gas—0.1%
Centrica plc 7.000%, 09/19/33 (GBP)	435,000	753,581

Hand/Machine Tools—0.1%
Colfax Corp. 3.250%, 05/15/25 (EUR)	770,000	658,155

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.5%
Baxter International, Inc.
0.400%, 05/15/24 (EUR)	1,640,000	$1,747,244
1.300%, 05/30/25 (EUR)	345,000	379,262
DH Europe Finance II Sarl 0.450%, 03/18/28 (EUR)	747,000	736,673
Medtronic Global Holdings SCA 0.375%, 03/07/23 (EUR)	1,040,000	1,126,585
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/26	301,000	295,810

		4,285,574

Healthcare-Services—0.5%
Centene Corp.
4.250%, 12/15/27 (144A)	186,000	186,353
4.625%, 12/15/29 (144A)	243,000	244,215
CHS/Community Health Systems, Inc. 6.250%, 03/31/23	1,000,000	949,375
IQVIA, Inc.
3.250%, 03/15/25 (EUR)	790,000	849,522
3.500%, 10/15/24 (EUR)	1,810,000	1,935,163

		4,164,628

Holding Companies-Diversified—0.2%
KOC Holding 6.500%, 03/11/25	2,190,000	2,019,776

Insurance—1.2%
Aon plc
2.875%, 05/14/26 (EUR)	1,140,000	1,308,075
ASR Nederland NV 5.125%, 5Y EUR Swap + 5.200%, 09/29/45 (EUR) (d)	645,000	741,222
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (d)	866,000	1,036,448
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.000%, 01/23/27 (EUR)	1,100,000	1,314,794
Chubb INA Holdings, Inc.
0.300%, 12/15/24 (EUR)	704,000	723,463
0.875%, 06/15/27 (EUR)	452,000	459,213
CNP Assurances 4.250%, 5Y EUR Swap + 3.600%, 06/05/45 (EUR) (d)	900,000	1,028,205
Credit Agricole Assurances S.A.
4.250%, 5Y EUR Swap + 4.500%, 01/13/25 (EUR) (d)	400,000	445,458
4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (d)	800,000	942,979
Nationwide Mutual Insurance Co. 9.375%, 08/15/39 (144A) †	567,000	878,382
Principal Financial Group, Inc. 4.700%, 3M LIBOR + 3.044%, 05/15/55 (d)	300,000	264,000
Prudential Financial, Inc.
5.200%, 3M LIBOR + 3.040%, 03/15/44 (d)	642,000	562,719
5.375%, 3M LIBOR + 3.031%, 05/15/45 (d)	226,000	215,762
Voya Financial, Inc. 5.650%, 3M LIBOR + 3.580%, 05/15/53 (d)	589,000	539,824

		10,460,544

Internet—0.4%
Prosus NV 3.680%, 01/21/30 (144A)	3,453,000	3,125,095

Investment Companies—0.2%
MDC-GMTN B.V. 4.500%, 11/07/28	1,356,000	1,426,349

Iron/Steel—0.1%
CSN Resources S.A.
7.625%, 02/13/23	1,062,000	738,090
7.625%, 04/17/26	558,000	363,398

		1,101,488

Leisure Time—0.1%
Carnival plc 1.000%, 10/28/29 (EUR)	798,000	446,165

Machinery-Diversified—0.2%
Dover Corp. 0.750%, 11/04/27 (EUR)	1,516,000	1,571,626

Media—0.3%
Cable Onda S.A. 4.500%, 01/30/30 (144A)	304,000	267,520
Comcast Corp. 0.750%, 02/20/32 (EUR)	1,176,000	1,164,474
Globo Comunicacao e Participacoes S.A. 4.875%, 01/22/30 (144A) (a)	1,140,000	974,130

		2,406,124

Mining—1.6%
Anglo American Capital plc
1.625%, 09/18/25 (EUR)	979,000	956,258
5.375%, 04/01/25	270,000	272,883
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	1,605,000	1,480,846
3.150%, 01/14/30	369,000	341,539
3.700%, 01/30/50	3,679,000	3,173,767
3.700%, 01/30/50 (144A)	2,468,000	2,129,072
4.375%, 02/05/49	1,350,000	1,301,588
Glencore Finance Europe, Ltd. 1.750%, 03/17/25 (EUR)	1,280,000	1,198,215
Gold Fields Orogen Holdings BVI, Ltd. 5.125%, 05/15/24 (144A)	407,000	383,594
Nexa Resources S.A. 5.375%, 05/04/27	1,228,000	949,256
Southern Copper Corp.
5.250%, 11/08/42	583,000	598,502
5.875%, 04/23/45 (a)	541,000	571,238
Stillwater Mining Co. 7.125%, 06/27/25	880,000	792,000

		14,148,758

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.1%
General Electric Co. 0.875%, 05/17/25 (EUR)	1,155,000	$1,154,818

Multi-National—1.1%
European Investment Bank
1.250%, 05/12/25 (SEK)	80,770,000	8,508,792
4.750%, 08/07/24 (AUD)	1,407,000	1,000,074

		9,508,866

Oil & Gas—4.4%
Apache Corp. 4.375%, 10/15/28 (a)	2,500,000	1,336,642
BG Energy Capital plc 5.125%, 12/01/25 (GBP)	655,000	915,289
Ecopetrol S.A.
5.875%, 05/28/45	524,000	464,269
7.375%, 09/18/43	943,000	951,204
EQT Corp. 7.000%, 02/01/30 (a)	2,540,000	1,892,351
Geopark, Ltd.
5.500%, 01/17/27 (144A) (a)	726,000	344,850
6.500%, 09/21/24	286,000	162,305
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25	1,271,000	314,572
Gran Tierra Energy, Inc. 7.750%, 05/23/27 (144A)	355,000	88,750
Hess Corp. 4.300%, 04/01/27 (a)	1,775,000	1,312,913
Husky Energy, Inc. 4.400%, 04/15/29	1,425,000	1,010,740
KazMunayGas National Co. JSC
4.400%, 04/30/23	4,304,000	4,217,920
5.750%, 04/19/47	2,334,000	2,314,899
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/26 (144A)	622,000	392,220
NAK Naftogaz Ukraine via Kondor Finance plc 7.625%, 11/08/26 (144A) (a)	505,000	409,186
Oil and Gas Holding Co. BSCC (The)
7.500%, 10/25/27	735,000	631,541
7.625%, 11/07/24	1,079,000	971,100
Pertamina Persero PT
4.150%, 02/25/60 (144A)	700,000	576,276
5.625%, 05/20/43	607,000	612,989
6.000%, 05/03/42	1,299,000	1,370,290
6.450%, 05/30/44	684,000	745,219
6.500%, 05/27/41	744,000	833,214
Petrobras Global Finance B.V.
6.750%, 01/27/41 (a)	960,000	927,600
6.850%, 06/05/15	551,000	520,695
8.750%, 05/23/26 (a)	2,178,000	2,351,151
Petroleos Mexicanos
5.950%, 01/28/31 (144A)	667,000	458,629
5.950%, 01/28/31	796,000	547,330
6.500%, 03/13/27	2,524,000	1,868,012
6.750%, 09/21/47	1,283,000	820,337

Oil & Gas—(Continued)
Petroleos Mexicanos
6.840%, 01/23/30	667,000	482,588
6.840%, 01/23/30 (144A)	1,098,000	794,425
6.950%, 01/28/60 (144A)	1,950,000	1,301,040
6.950%, 01/28/60	3,037,000	2,026,286
7.690%, 01/23/50	1,767,000	1,228,065
7.690%, 01/23/50 (144A)	1,077,000	748,515
PTTEP Treasury Center Co., Ltd. 3.903%, 12/06/59 (144A)	1,505,000	1,447,584
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/30	701,000	692,378
UGI International LLC 3.250%, 11/01/25 (EUR)	510,000	539,980
Ultrapar International S.A. 5.250%, 10/06/26	492,000	428,537

		39,051,891

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.080%, 12/15/47	910,000	747,690

Packaging & Containers—0.1%
Crown European Holdings S.A. 2.625%, 09/30/24 (EUR)	750,000	779,612
Silgan Holdings, Inc. 2.250%, 06/01/28 (144A) (EUR)	505,000	493,470

		1,273,082

Pharmaceuticals—0.5%
Allergan Funding SCS 2.625%, 11/15/28 (EUR)	441,000	502,150
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (144A) (EUR)	153,000	154,400
Grifols S.A.
1.625%, 02/15/25 (144A) (EUR)	817,000	862,323
Mylan NV 3.950%, 06/15/26	2,700,000	2,696,556

		4,215,429

Pipelines—1.1%
Boardwalk Pipelines L.P. 4.800%, 05/03/29	1,095,000	825,847
Energy Transfer Operating L.P.
3.750%, 05/15/30	976,000	764,447
5.500%, 06/01/27	3,524,000	3,080,954
GNL Quintero S.A. 4.634%, 07/31/29	1,794,000	1,704,300
Peru LNG Srl 5.375%, 03/22/30	805,000	474,950
Plains All American Pipeline L.P. / PAA Finance Corp. 3.550%, 12/15/29	230,000	157,139
Southern Gas Corridor CJSC 6.875%, 03/24/26	1,139,000	1,158,933
Transportadora de Gas del Peru S.A. 4.250%, 04/30/28	215,000	202,962

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Transportadora de Gas Internacional S.A. ESP 5.550%, 11/01/28	854,000	$821,121
Western Midstream Operating L.P. 4.050%, 02/01/30	860,000	378,509

		9,569,162

Real Estate Investment Trusts—0.5%
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	354,000	340,536
Digital Euro Finco LLC 2.500%, 01/16/26 (EUR)	1,420,000	1,577,807
Prologis Euro Finance LLC 0.375%, 02/06/28 (EUR)	1,277,000	1,271,531
WPC Eurobond B.V. 2.125%, 04/15/27 (EUR)	1,300,000	1,380,108

		4,569,982

Retail—0.0%
Dufry One B.V. 2.000%, 02/15/27 (EUR)	403,000	346,334

Savings & Loans—0.1%
Nationwide Building Society 4.000%, 09/14/26 (144A)	517,000	506,576

Semiconductors—0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	2,500,000	2,383,166
Broadcom, Inc. 4.250%, 04/15/26 (144A)	600,000	609,701

		2,992,867

Software—0.3%
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	147,405
1.500%, 05/21/27 (EUR)	1,317,000	1,409,794
Fiserv, Inc.
1.125%, 07/01/27 (EUR)	786,000	829,921

		2,387,120

Sovereign—0.1%
CBB International Sukuk Programme Co. SPC 4.500%, 03/30/27 (144A)	1,049,000	928,310

Telecommunications—0.5%
Altice France S.A. 7.375%, 05/01/26 (144A)	1,000,000	1,010,000
AT&T, Inc.
2.875%, 5Y EUR Swap + 3.140%, 03/02/25 (EUR) (d)	400,000	396,148
5.500%, 03/15/27 (GBP)	900,000	1,320,101
British Telecommunications plc 9.625%, 12/15/30	940,000	1,447,637
Kenbourne Invest S.A. 6.875%, 11/26/24 (144A)	430,000	316,050

		4,489,936

Transportation—0.4%
Empresa de Transporte de Pasajeros Metro S.A. 5.000%, 01/25/47	200,000	200,000
Lima Metro Line 2 Finance, Ltd.
4.350%, 04/05/36 (144A)	296,000	278,980
5.875%, 07/05/34	1,717,351	1,833,289
MV24 Capital B.V. 6.748%, 06/01/34 (144A)	381,605	300,476
Rumo Luxembourg Sarl 7.375%, 02/09/24	895,000	895,000

		3,507,745

Water—0.2%
Severn Trent Utilities Finance plc 3.625%, 01/16/26 (GBP)	1,010,000	1,350,015

Total Corporate Bonds & Notes (Cost $303,607,683)		269,073,808

U.S. Treasury & Government Agencies—4.3%

Agency Sponsored Mortgage - Backed—3.8%
Connecticut Avenue Securities Trust (CMO)
2.947%, 1M LIBOR + 2.000%, 07/25/39 (144A) (d)	563,408	475,958
3.047%, 1M LIBOR + 2.100%, 09/25/39 (144A) (d)	644,172	498,030
3.047%, 1M LIBOR + 2.100%, 10/25/39 (144A) (d)	460,000	370,637
3.097%, 1M LIBOR + 2.150%, 09/25/31 (144A) (d)	4,643,347	3,801,594
3.247%, 1M LIBOR + 2.300%, 08/25/31 (144A) (d)	4,357,035	3,605,681
3.347%, 1M LIBOR + 2.400%, 04/25/31 (144A) (d)	4,090,709	3,497,278
Fannie Mae Connecticut Avenue Securities (CMO)
1.667%, 1M LIBOR + 0.720%, 01/25/31 (d)	56,308	55,954
3.047%, 1M LIBOR + 2.100%, 03/25/31 (d)	4,880,768	4,098,285
3.197%, 1M LIBOR + 2.250%, 07/25/30 (d)	5,000,000	4,317,574
3.347%, 1M LIBOR + 2.400%, 05/25/30 (d)	5,000,000	4,448,991
Freddie Mac STACR Trust (CMO)
2.647%, 1M LIBOR + 1.700%, 01/25/50 (144A) (d)	306,654	197,792
2.897%, 1M LIBOR + 1.950%, 10/25/49 (144A) (d)	405,000	304,002
2.997%, 1M LIBOR + 2.050%, 07/25/49 (144A) (d)	160,654	130,898
3.247%, 1M LIBOR + 2.300%, 10/25/48 (144A) (d)	2,000,000	1,630,413
3.297%, 1M LIBOR + 2.350%, 02/25/49 (144A) (d)	417,937	352,809
3.597%, 1M LIBOR + 2.650%, 01/25/49 (144A) (d)	5,000,000	4,399,010
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 6.097%, 1M LIBOR + 5.150%, 11/25/28 (d)	1,910,000	1,807,587

		33,992,493

U.S. Treasury—0.5%
U.S. Treasury Inflation Indexed Bond 1.000%, 02/15/49 (b)	805,177	1,001,807
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/26 (b) (f)	3,093,730	3,123,276

		4,125,083

Total U.S. Treasury & Government Agencies (Cost $44,231,998)		38,117,576

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—2.0%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—1.5%
Bellemeade Re, Ltd.
2.547%, 1M LIBOR + 1.600%, 08/25/28 (144A) (d)	2,000,000	$1,708,338
2.547%, 1M LIBOR + 1.600%, 07/25/29 (144A) (d)	766,877	656,108
3.447%, 1M LIBOR + 2.500%, 10/25/29 (144A) (d)	228,716	172,951
3.797%, 1M LIBOR + 2.850%, 10/25/29 (144A) (d)	486,000	297,971
4.047%, 1M LIBOR + 3.100%, 04/25/29 (144A) (d)	750,000	604,514
Mortgage Insurance-Linked Note 2.847%, 1M LIBOR + 1.900%, 11/26/29 (144A) (d)	331,594	314,858
3.847%, 1M LIBOR + 2.900%, 11/26/29 (144A) (d)	2,701,000	2,268,703
Oaktown Re III, Ltd. 3.497%, 1M LIBOR + 2.550%, 07/25/29 (144A) (d)	1,500,000	1,230,531
PMT Credit Risk Transfer Trust
3.659%, 1M LIBOR + 2.700%, 10/27/22 (144A) † (d)	128,319	122,957
3.995%, 1M LIBOR + 2.350%, 02/27/23 (144A) † (d)	3,810,649	3,593,571
4.363%, 1M LIBOR + 2.750%, 05/27/23 (144A) † (d)	900,237	840,074
Radnor RE, Ltd. 4.147%, 1M LIBOR + 3.200%, 02/25/29 (144A) (d)	1,100,000	915,395

		12,725,971

Commercial Mortgage-Backed Securities—0.5%
BFLD Trust 2.545%, 1M LIBOR + 1.840%, 10/15/34 (144A) (d)	328,000	246,105
Commercial Mortgage Trust 4.318%, 12/10/45 (144A) (d)	1,285,000	1,072,792
Great Wolf Trust 2.638%, 1M LIBOR + 1.933%, 12/15/36 (144A) (d)	2,682,000	2,225,518
JPMorgan Chase Commercial Mortgage Securities Trust 4.418%, 12/15/47 (144A) (d)	1,500,000	1,090,105

		4,634,520

Total Mortgage-Backed Securities (Cost $19,271,177)		17,360,491

Asset-Backed Securities—2.2%

Asset-Backed - Automobile—0.1%
Hertz Vehicle Financing II L.P. 5.310%, 10/25/23 (144A)	1,000,000	984,728

Asset-Backed - Other—2.1%
Ares XXXIV CLO, Ltd. 2.775%, 3M LIBOR + 2.000%, 04/17/33 (144A) (d)	1,960,584	1,548,846
Black Diamond CLO, Ltd. 3.236%, 3M LIBOR + 1.430%, 07/23/32 (144A) (d)	2,121,980	1,922,327
CIFC Funding, Ltd. 3.039%, 3M LIBOR + 1.220%, 07/20/30 (144A) (d)	3,000,000	2,849,019
Dryden 78 CLO, Ltd.
3.217%, 3M LIBOR + 1.950%, 04/17/33 (144A) (d)	3,000,000	1,914,000
4.267%, 3M LIBOR + 3.000%, 04/14/33 (144A) (d) .	272,928	152,021
Marlette Funding Trust
3.690%, 03/15/28 (144A)	1,000,000	982,534
4.370%, 07/17/28 (144A)	500,000	462,493

Asset-Backed - Other—(Continued)
Octagon Investment Partners, Ltd.
3.139%, 3M LIBOR + 1.320%, 03/17/30 (144A) (d)	3,000,000	2,878,905
4.901%, 3M LIBOR + 3.100%, 01/24/33 (144A) (d)	1,509,124	1,042,169
OZLM, Ltd. 3.381%, 3M LIBOR + 1.550%, 04/15/31 (144A) (d)	3,000,000	2,650,503
Sofi Consumer Loan Program LLC 4.550%, 09/25/28 (144A) (d)	750,000	709,590
Vibrant CLO XI, Ltd. 3.189%, 3M LIBOR + 1.370%, 07/20/32 (144A) (d)	1,300,000	1,177,527

		18,289,934

Total Asset-Backed Securities (Cost $22,430,234)		19,274,662

Short-Term Investments—4.3%

Foreign Government—4.3%
Japan Treasury Bills
Zero Coupon, 06/22/20 (JPY)	2,649,200,000	24,649,930
Zero Coupon, 08/11/20 (JPY)	1,448,900,000	13,485,620

Total Short-Term Investments (Cost $37,487,025)		38,135,550

Securities Lending Reinvestments (g)—1.6%

Repurchase Agreements—0.3%
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $1,500,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $1,530,002.	1,500,000	1,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $204,000.	200,000	200,000
Natixis S.A. (New York) Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $1,125,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.750%, maturity dates ranging from 10/15/20 - 02/15/45, and an aggregate market value of $1,147,500.	1,125,000	1,125,000

		2,825,000

Time Deposit—0.0%
Rabobank International Netherlands 0.080%, 04/01/20	250,000	250,000

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares	Value

Mutual Funds—1.3%
BlackRock Liquidity Funds, Institutional Shares 0.340% (h)	1,000,000	$1,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (h)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (h)	1,500,000	1,500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (h)	1,150,067	1,150,067
STIT-Government & Agency Portfolio, Institutional Class 0.430% (h)	2,000,000	2,000,000
U.S. Government Money Market Fund, Institutional Share 0.820% (h)	1,500,000	1,500,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (h)	2,000,000	2,000,000

		11,150,067

Total Securities Lending Reinvestments (Cost $14,225,068)		14,225,067

Total Investments—99.0% (Cost $977,727,098)		876,881,842
Other assets and liabilities (net)—1.0%		9,211,952

Net Assets—100.0%		$886,093,794

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $5,434,984, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $13,853,483 and the collateral received consisted of cash in the amount of $14,225,068 and non-cash collateral with a value of $549,693. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Principal amount of security is adjusted for inflation.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	All or a portion of the security was pledged as collateral against open OTC swap contracts. As of March 31, 2020, the market value of securities pledged was $2,308,508.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $228,745,467, which is 25.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Nationwide Mutual Insurance Co., 9.375%, 08/15/39	02/11/20	$567,000	$885,637	$878,382
PMT Credit Risk Transfer Trust, 4.363%, 05/27/23	06/07/19	900,237	900,237	840,074
PMT Credit Risk Transfer Trust, 3.659%, 10/27/22	10/11/19	128,319	128,319	122,957
PMT Credit Risk Transfer Trust, 3.995%, 02/27/23	04/29/19	3,810,649	3,810,649	3,593,571

				$5,434,984

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	10,208	CBNA	04/02/20	USD	2,326	$(362)
BRL	10,208	DBAG	04/02/20	USD	1,964	1
BRL	10,208	DBAG	05/05/20	USD	2,041	(81)
CLP	2,646,137	CBNA	05/13/20	USD	3,176	(81)
CZK	88,723	JPMC	05/20/20	USD	3,465	107
EUR	4,767,415	CBNA	04/08/20	USD	5,292,184	(33,305)
EUR	1,976,019	CSI	04/08/20	USD	2,151,049	28,674
EUR	127,466	JPMC	04/08/20	USD	139,020	1,586

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	222,754	JPMC	04/08/20	USD	244,802	$916
EUR	242,452	JPMC	04/08/20	USD	271,426	(3,980)
EUR	573,929	JPMC	04/08/20	USD	621,171	11,923
EUR	726,125	JPMC	04/08/20	USD	799,892	1,087
EUR	952,626	JPMC	04/08/20	USD	1,051,586	(756)
EUR	3,934,680	JPMC	04/08/20	USD	4,336,816	3,482
EUR	4,515,553	JPMC	04/08/20	USD	5,057,238	(76,186)
EUR	4,694,224	JPMC	04/08/20	USD	5,175,090	3,053
EUR	1,055,412	MSC	04/08/20	USD	1,142,067	22,146
EUR	3,387,250	SCB	04/08/20	USD	3,834,479	(98,044)
EUR	6,010,526	SCB	04/08/20	USD	6,617,081	13,058
GBP	1,522,741	CBNA	05/15/20	USD	1,843,280	49,766
GBP	1,907,207	SCB	05/15/20	USD	2,467,325	(96,319)
IDR	61,215,009,134	CBNA	05/05/20	USD	4,280,770	(538,765)
IDR	3,508,166,952	DBAG	05/05/20	USD	228,993	(14,542)
JPY	231,353,127	GSI	04/09/20	USD	2,151,648	406
JPY	379,263,715	GSI	04/09/20	USD	3,516,729	11,194
JPY	812,560,514	JPMC	04/09/20	USD	7,480,075	78,389
JPY	2,806,914,076	JPMC	04/09/20	USD	25,531,907	578,095
JPY	137,221,120	MSC	04/09/20	USD	1,250,384	26,052
JPY	988,469,539	SCB	04/09/20	USD	9,396,813	(202,038)
MXN	16,887,860	GSI	04/23/20	USD	681,593	28,161
MXN	11,313,373	JPMC	04/23/20	USD	451,515	23,958
MYR	10,269,022	GSI	08/13/20	USD	2,477,747	(103,857)
MYR	10,149,001	MSC	08/13/20	USD	2,454,711	(108,566)
MYR	23,563,912	MSC	08/13/20	USD	5,665,764	(218,494)
NZD	10,650	JPMC	06/04/20	USD	6,346	5
RUB	87,318,196	CBNA	05/20/20	USD	1,099,448	4,003
RUB	123,445,672	CBNA	05/20/20	USD	1,556,103	3,896
ZAR	980,071	JPMC	04/08/20	USD	65,843	(11,097)
ZAR	1,833,466	JPMC	04/08/20	USD	126,522	(24,105)
ZAR	3,096,674	JPMC	04/08/20	USD	213,616	(40,637)
ZAR	11,877,057	JPMC	04/08/20	USD	816,552	(153,105)
ZAR	17,502,170	SCB	04/08/20	USD	1,204,591	(226,927)

Contracts to Deliver
AUD	8,053,688	CBNA	06/11/20	USD	4,785,099	(169,715)
BRL	10,208	CBNA	04/02/20	USD	1,964	(1)
BRL	10,208	DBAG	04/02/20	USD	2,045	80
CAD	16,560,652	JPMC	05/22/20	USD	11,544,740	(228,902)
CAD	4,467,897	JPMC	05/22/20	USD	3,114,654	(61,755)
EUR	2,490,148	CBNA	04/08/20	USD	2,749,053	2,201
EUR	1,950,717	GSI	04/08/20	USD	2,208,032	56,220
EUR	1,286,919	GSI	04/08/20	USD	1,393,931	(25,653)
EUR	610,002	GSI	04/08/20	USD	672,751	(135)
EUR	477,612	GSI	04/08/20	USD	533,814	6,965
EUR	196,270,752	JPMC	04/08/20	USD	219,606,756	3,102,849
EUR	10,463,066	JPMC	04/08/20	USD	11,707,093	165,411
EUR	4,960,195	JPMC	04/08/20	USD	5,517,706	46,175
EUR	4,067,732	JPMC	04/08/20	USD	4,551,373	64,307
EUR	1,746,972	JPMC	04/08/20	USD	1,936,975	9,911
EUR	1,516,099	JPMC	04/08/20	USD	1,696,358	23,968
EUR	1,303,673	JPMC	04/08/20	USD	1,457,563	19,498
EUR	794,055	JPMC	04/08/20	USD	876,531	618
EUR	640,130	JPMC	04/08/20	USD	708,225	2,105
EUR	451,908	JPMC	04/08/20	USD	491,324	(7,170)
EUR	358,920	JPMC	04/08/20	USD	391,070	(4,850)

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	334,777	JPMC	04/08/20	USD	373,105	$3,816
EUR	296,090	JPMC	04/08/20	USD	321,992	(4,621)
EUR	246,911	JPMC	04/08/20	USD	268,432	(3,932)
EUR	241,607	JPMC	04/08/20	USD	258,008	(8,505)
EUR	241,596	JPMC	04/08/20	USD	267,731	1,229
EUR	205,129	JPMC	04/08/20	USD	221,766	(4,510)
EUR	189,353	JPMC	04/08/20	USD	206,052	(2,821)
EUR	164,462	JPMC	04/08/20	USD	180,045	(1,372)
EUR	139,068	JPMC	04/08/20	USD	149,306	(4,098)
EUR	122,917	JPMC	04/08/20	USD	133,093	(2,495)
EUR	116,294	JPMC	04/08/20	USD	128,461	178
EUR	9,756,247	MSC	04/08/20	USD	10,917,234	155,235
EUR	1,070,556	MSC	04/08/20	USD	1,185,718	4,801
EUR	602,310	MSC	04/08/20	USD	661,673	(2,727)
EUR	565,746	MSC	04/08/20	USD	619,846	(4,221)
EUR	2,494,956	SCB	04/08/20	USD	2,770,731	18,575
EUR	502,973	SCB	04/08/20	USD	548,403	(6,421)
GBP	1,786,196	CBNA	05/15/20	USD	2,220,129	(439)
GBP	28,393,729	JPMC	05/15/20	USD	36,519,162	1,220,573
GBP	2,342,103	JPMC	05/15/20	USD	3,012,342	100,681
HUF	2,464,319	JPMC	05/20/20	USD	7,501	(42)
IDR	84,795,146,489	SCB	05/05/20	USD	6,149,924	966,491
IDR	24,992,691,640	SCB	05/05/20	USD	1,812,641	284,865
IDR	14,925,164,076	SCB	05/05/20	USD	1,082,475	170,116
JPY	3,135,535,631	GSI	04/09/20	USD	29,039,882	(126,969)
JPY	8,976,522,534	JPMC	04/09/20	USD	82,565,892	(934,002)
JPY	3,770,562,999	JPMC	04/09/20	USD	33,738,943	(1,334,953)
JPY	296,053,405	JPMC	04/09/20	USD	2,746,558	(7,340)
JPY	133,955,693	JPMC	04/09/20	USD	1,232,122	(13,938)
KRW	8,858,330	MSC	05/14/20	USD	7,475	188
MXN	164,377,724	JPMC	04/23/20	USD	8,348,689	1,440,303
MXN	114,226,069	JPMC	04/23/20	USD	5,801,503	1,000,867
MXN	748,694	JPMC	04/23/20	USD	38,121	6,655
MYR	53,496,726	GSI	08/13/20	USD	13,028,915	662,077
RUB	385,404,934	CBNA	05/20/20	USD	5,302,765	432,352
RUB	349,985,040	CBNA	05/20/20	USD	4,815,424	392,618
RUB	182,494,177	CBNA	05/20/20	USD	2,510,927	204,724
RUB	123,660,143	CBNA	05/20/20	USD	1,630,862	68,153
SEK	143,138,547	GSI	05/14/20	USD	15,038,233	555,216
SGD	37,824	JPMC	05/21/20	USD	26,484	(148)
THB	94,869,947	JPMC	05/21/20	USD	2,942,452	51,104
ZAR	11,734,142	GSI	04/08/20	USD	802,891	147,426
ZAR	11,668,567	GSI	04/08/20	USD	798,404	146,603
ZAR	438,621	JPMC	04/08/20	USD	29,980	5,479

Net Unrealized Appreciation						$7,517,609

Cash in the amount of $1,426,000 has been received at the custodian bank as collateral for forward foreign currency contracts.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/20	38	AUD	5,723,209	$108,948
Australian 3 Year Treasury Bond Futures	06/15/20	150	AUD	17,566,362	28,311
Canada Government Bond 10 Year Futures	06/19/20	161	CAD	23,689,540	588,906
Euro-Bobl Futures	06/08/20	45	EUR	6,084,450	(52,156)

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Buxl 30 Year Bond Futures	06/08/20	3	EUR	629,700	$(28,656)
Euro-Schatz Futures	06/08/20	59	EUR	6,619,210	(16,000)
Japanese Government 10 Year Bond Futures	06/15/20	27	JPY	4,119,390,000	271,946
U.S. Treasury Long Bond Futures	06/19/20	89	USD	15,936,563	1,052,638
U.S. Treasury Note Ultra 10 Year Futures	06/19/20	198	USD	30,894,188	1,906,959
U.S. Treasury Ultra Long Bond Futures	06/19/20	25	USD	5,546,875	112,713

Futures Contracts—Short
Euro-Bund Futures	06/08/20	(39)	EUR	(6,727,890)	203,546
U.S. Treasury Note 10 Year Futures	06/19/20	(14)	USD	(1,941,625)	(84,722)
U.S. Treasury Note 2 Year Futures	06/30/20	(79)	USD	(17,410,242)	(323,489)
U.S. Treasury Note 5 Year Futures	06/30/20	(531)	USD	(66,565,828)	(2,115,513)
United Kingdom Long Gilt Bond Futures	06/26/20	(65)	GBP	(8,852,350)	(134,086)

Net Unrealized Appreciation					$1,519,345

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M CDOR	Semi-Annually	1.950%	Semi-Annually	01/14/25	CAD	31,520,000	$1,057,196	$66	$1,057,130
Pay	3M CDOR	Semi-Annually	1.980%	Semi-Annually	05/22/24	CAD	17,359,000	530,595	10	530,585
Pay	7 Day CNRR	Quarterly	2.605%	Quarterly	02/04/25	CNY	25,990,000	63,324	—	63,324
Pay	7 Day CNRR	Quarterly	2.855%	Quarterly	11/22/24	CNY	216,130,000	821,057	—	821,057
Pay	7 Day CNRR	Quarterly	2.983%	Quarterly	01/06/25	CNY	69,210,000	337,244	—	337,244
Receive	3M CDOR	Semi-Annually	2.210%	Semi-Annually	01/14/50	CAD	6,680,000	(882,032)	22	(882,054)
Receive	3M LIBOR	Semi-Annually	2.200%	Quarterly	05/24/24	USD	9,310,000	(661,745)	—	(661,745)
Receive	3M LIBOR	Semi-Annually	2.288%	Semi-Annually	05/24/21	USD	22,930,000	(443,120)	—	(443,120)

Totals								$822,519	$98	$822,421

Centrally Cleared Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Republic of South Africa Government International Bond 5.500%, 09/03/20	(1.000%)	Quarterly	06/20/25	4.180%	USD	1,753,000	$252,209	$239,098	$13,111
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/25	5.517%	USD	7,730,000	1,511,477	1,562,631	(51,154)

Totals							$1,763,686	$1,801,729	$(38,043)

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.33.V1	1.000%	Quarterly	06/20/25	3.279%	USD	8,400,000	$(949,745)	$(1,156,521)	$206,776
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	6.855%	USD	2,675,400	(163,115)	139,135	(302,250)
ITRX.EUR.XOVER.32.V1	5.000%	Quarterly	12/20/24	5.477%	EUR	16,230,000	(360,056)	2,271,469	(2,631,525)

Totals							$(1,472,916)	$1,254,083	$(2,726,999)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Ukraine Government International Bond 7.750%, 09/01/23	1.000%	Quarterly	06/20/25	MSIP	8.296%	USD	473,000	$(136,564)	$(135,976)	$(588)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CGM	27.078%	USD	5,000,000	$(1,952,827)	$(989,842)	$(962,985)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	27.078%	USD	5,000,000	(1,952,827)	(1,029,975)	(922,852)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	27.078%	USD	2,500,000	(976,413)	(503,603)	(472,810)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	27.078%	USD	5,000,000	(1,952,827)	(1,025,448)	(927,379)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	CGM	13.747%	USD	947,000	(209,530)	(81,953)	(127,577)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	CGM	13.747%	USD	1,421,000	(314,405)	(122,354)	(192,051)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	CGM	13.747%	USD	11,500,000	(2,544,450)	(1,020,027)	(1,524,423)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	GSI	13.747%	USD	947,000	(209,530)	(81,562)	(127,968)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	JPMC	13.747%	USD	474,000	(104,876)	(40,813)	(64,063)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	JPMC	13.747%	USD	9,000,000	(1,991,309)	(951,205)	(1,040,104)

Totals								$(12,208,994)	$(5,846,782)	$(6,362,212)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTI-40

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(CZK)—	Czech Koruna
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(UAH)—	Ukrainian Hryvnia
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDOR)—	Canadian Dollar Offered Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CMS)—	Constant Maturity Swap
(CNRR)—	China 7 Day Reverse Repo Rates
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.

BHFTI-41

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$480,694,688	$—	$480,694,688
Total Corporate Bonds & Notes*	—	269,073,808	—	269,073,808
Total U.S. Treasury & Government Agencies*	—	38,117,576	—	38,117,576
Total Mortgage-Backed Securities*	—	17,360,491	—	17,360,491
Total Asset-Backed Securities*	—	19,274,662	—	19,274,662
Total Short-Term Investments*	—	38,135,550	—	38,135,550
Securities Lending Reinvestments
Repurchase Agreements	—	2,825,000	—	2,825,000
Time Deposit	—	250,000	—	250,000
Mutual Funds	11,150,067	—	—	11,150,067
Total Securities Lending Reinvestments	11,150,067	3,075,000	—	14,225,067
Total Investments	$11,150,067	$865,731,775	$—	$876,881,842

Collateral for Securities Loaned (Liability)	$—	$(14,225,068)	$—	$(14,225,068)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,430,591	$—	$12,430,591
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,912,982)	—	(4,912,982)
Total Forward Contracts	$—	$7,517,609	$—	$7,517,609
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,273,967	$—	$—	$4,273,967
Futures Contracts (Unrealized Depreciation)	(2,754,622)	—	—	(2,754,622)
Total Futures Contracts	$1,519,345	$—	$—	$1,519,345
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,029,227	$—	$3,029,227
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,971,848)	—	(4,971,848)
Total Centrally Cleared Swap Contracts	$—	$(1,942,621)	$—	$(1,942,621)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(12,345,558)	$—	$(12,345,558)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-42

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	10,823,724	$304,687,837
American Funds American Mutual Fund (Class R-6)	8,647,464	305,860,794
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	27,723,322	288,045,311
American Funds Bond Fund (Class 1) (a)	49,705,221	566,142,471
American Funds Fundamental Investors Fund (Class R-6)	6,016,812	293,981,436
American Funds Global Bond Fund (Class 1) (a)	10,756,004	126,705,723
American Funds Global Small Capitalization Fund (Class 1) (a)	5,251,300	105,341,085
American Funds Growth Fund (Class 1)	4,911,393	347,382,815
American Funds Growth-Income Fund (Class 1)	8,232,961	335,163,822
American Funds High-Income Bond Fund (Class 1) (a)	18,295,705	158,074,894
American Funds International Fund (Class 1) (a)	13,539,965	213,119,055
American Funds International Growth and Income Fund (Class 1) (a)	20,840,847	285,311,202
American Funds New World Fund (Class 1)	3,636,502	72,293,668
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	37,639,231	499,096,198

Total Mutual Funds (Cost $4,019,384,860)		3,901,206,311

Total Investments—100.1% (Cost $4,019,384,860)		3,901,206,311
Other assets and liabilities (net)—(0.1)%		(2,322,559)

Net Assets—100.0%		$3,898,883,752

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,901,206,311	$—	$—	$3,901,206,311
Total Investments	$3,901,206,311	$—	$—	$3,901,206,311

BHFTI-43

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	10,622,316	$299,018,186
American Funds American Mutual Fund (Class R-6)	7,057,178	249,612,401
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	22,995,747	238,925,807
American Funds Bond Fund (Class 1)	9,233,404	105,168,469
American Funds Fundamental Investors Fund (Class R-6)	5,450,182	266,295,887
American Funds Global Bond Fund (Class 1) (a)	4,382,027	51,620,275
American Funds Global Small Capitalization Fund (Class 1) (a)	5,785,256	116,052,233
American Funds Growth Fund (Class 1)	3,887,647	274,973,280
American Funds Growth-Income Fund (Class 1)	6,045,963	246,131,163
American Funds High-Income Bond Fund (Class 1) (a)	8,622,717	74,500,271
American Funds International Fund (Class 1)	11,927,645	187,741,136
American Funds International Growth and Income Fund (Class 1) (a)	17,218,981	235,727,856
American Funds New World Fund (Class 1)	3,599,771	71,563,457
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,033,037	26,958,067

Total Mutual Funds (Cost $2,561,044,181)		2,444,288,488

Total Investments—100.1% (Cost $2,561,044,181)		2,444,288,488
Other assets and liabilities (net)—(0.1)%		(1,552,935)

Net Assets—100.0%		$2,442,735,553

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,444,288,488	$—	$—	$2,444,288,488
Total Investments	$2,444,288,488	$—	$—	$2,444,288,488

BHFTI-44

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,074,012,553)	15,656,818	$1,107,406,707

Total Investments—100.1% (Cost $1,074,012,553)		1,107,406,707
Other assets and liabilities (net)—(0.1)%		(777,336)

Net Assets—100.0%		$1,106,629,371

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Securities	$1,107,406,707	$—	$—	$1,107,406,707
Total Investments	$1,107,406,707	$—	$—	$1,107,406,707

BHFTI-45

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,719,268	$104,697,382
American Funds American Mutual Fund (Class R-6)	5,395,094	190,824,484
American Funds Blue Chip Income and Growth Fund (Class 1)	15,352,017	159,507,459
American Funds Bond Fund (Class 1) (a)	41,906,189	477,311,491
American Funds Fundamental Investors Fund (Class R-6)	2,070,055	101,142,884
American Funds Global Bond Fund (Class 1) (a)	6,178,752	72,785,697
American Funds Global Small Capitalization Fund (Class 1)	970,729	19,472,825
American Funds Growth Fund (Class 1)	1,486,723	105,155,894
American Funds Growth-Income Fund (Class 1)	4,040,216	164,477,177
American Funds High-Income Bond Fund (Class 1) (a)	13,019,510	112,488,565
American Funds International Fund (Class 1)	6,281,198	98,866,053
American Funds International Growth and Income Fund (Class 1) (a)	8,697,969	119,075,192
American Funds New World Fund (Class 1)	1,011,798	20,114,549
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	39,543,683	524,349,233

Total Mutual Funds (Cost $2,321,153,416)		2,270,268,885

Total Investments—100.1% (Cost $2,321,153,416)		2,270,268,885
Other assets and liabilities (net)—(0.1)%		(1,455,302)

Net Assets—100.0%		$2,268,813,583

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,270,268,885	$—	$—	$2,270,268,885
Total Investments	$2,270,268,885	$—	$—	$2,270,268,885

BHFTI-46

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—9.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—9.3%
U.S. Treasury Inflation Indexed Notes
0.125%, 10/15/24 (a)	11,963,665	$12,110,418
0.125%, 07/15/26 (a)	18,696,890	18,875,451
0.250%, 07/15/29 (a)	29,342,829	30,497,317
0.375%, 07/15/25 (a)	17,620,579	17,979,062
0.375%, 01/15/27 (a)	20,715,514	21,217,746
0.375%, 07/15/27 (a)	20,951,922	21,569,013
0.500%, 01/15/28 (a)	42,340,393	44,149,102
0.750%, 07/15/28 (a)	38,801,421	41,543,621
0.875%, 01/15/29 (a)	47,335,308	51,477,780

Total U.S. Treasury & Government Agencies (Cost $251,270,879)		259,419,510

Foreign Government—5.4%

Sovereign—5.4%
Deutsche Bundesrepublik Inflation Linked Bonds
0.100%, 04/15/23 (EUR) (a)	27,504,626	30,965,922
0.100%, 04/15/26 (EUR) (a)	10,731,033	12,510,474
0.500%, 04/15/30 (EUR) (a)	29,406,576	37,303,078
France Government Bond OAT
0.100%, 03/01/29 (EUR) (a)	5,099,235	5,947,601
0.700%, 07/25/30 (144A) (EUR) (a)	10,417,400	13,010,166
1.850%, 07/25/27 (EUR) (a)	14,558,917	18,952,873
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/26 (GBP) (a)	5,177,116	7,549,096
0.125%, 08/10/28 (GBP) (a)	4,855,612	7,591,185
0.125%, 03/22/29 (GBP) (a)	8,948,683	14,182,634
1.250%, 11/22/27 (GBP) (a)	2,727,202	4,515,709

Total Foreign Government (Cost $161,321,615)		152,528,738

Short-Term Investments—93.3%

Mutual Funds—46.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.210% (b)	266,303,506	266,303,506
Dreyfus Treasury Cash Management Fund, Institutional Class, 0.195% (b)	260,830,088	260,830,088
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.684% (b) (d) (e)	229,580,383	229,373,760
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.580% (b) (d) (e)	238,541,407	238,541,407
UBS Select Treasury Preferred Fund, Institutional Class, 0.270% (b)	296,508,494	296,508,494

		1,291,557,255

U.S. Treasury—47.2%
U.S. Treasury Bills
0.067%, 09/24/20 (c)	175,000,000	174,892,842
0.099%, 10/01/20 (c)	199,381,000	199,234,842
1.440%, 08/27/20 (c)	78,029,000	77,990,827
1.510%, 08/13/20 (c) (d)	3,542,000	3,540,612
1.510%, 08/20/20 (c)	31,086,000	31,069,990
1.520%, 06/11/20 (c)	32,614,000	32,606,587
1.520%, 07/09/20 (c) (d)	40,180,000	40,169,199
1.520%, 07/23/20 (c)	55,075,000	55,056,632
1.530%, 07/16/20 (c)	61,978,000	61,959,751
1.535%, 05/07/20 (c)	269,680,000	269,660,718
1.540%, 05/21/20 (c)	79,867,000	79,856,434
1.550%, 06/18/20 (c)	51,552,000	51,539,267
1.550%, 05/14/20 (c)	107,404,000	107,390,017
1.560%, 07/02/20 (c)	73,579,000	73,556,906
1.565%, 06/04/20 (c)	10,794,000	10,791,985
1.570%, 06/25/20 (c)	50,924,000	50,913,449
1.610%, 04/30/20 (c)	2,394,000	2,393,879

		1,322,623,937

Total Short-Term Investments (Cost $2,611,695,106)		2,614,181,192

Total Investments—108.0% (Cost $3,024,287,600)		3,026,129,440
Other assets and liabilities (net)—(8.0)%		(223,557,305)

Net Assets—100.0%		$2,802,572,135

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $51,614,095.
(e)	All or a portion of the security was pledged as collateral against forward foreign currency exchange and OTC swap contracts. As of March 31, 2020, the market value of securities pledged was $229,494,793.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $13,010,166, which is 0.5% of net assets.

BHFTI-47

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	239,000	CBNA	06/17/20	USD	265,555	$(1,196)
EUR	463,000	CBNA	06/17/20	USD	510,259	1,867
EUR	1,816,000	CBNA	06/17/20	USD	1,981,273	27,412
EUR	3,079,000	CBNA	06/17/20	USD	3,298,969	106,726
EUR	3,502,000	CBNA	06/17/20	USD	3,773,233	100,344
EUR	11,261,000	CBNA	06/17/20	USD	12,153,090	302,748
EUR	11,805,000	CBNA	06/17/20	USD	13,371,172	(313,614)
EUR	13,852,000	CBNA	06/17/20	USD	14,845,816	475,938
EUR	38,119,000	CBNA	06/17/20	USD	41,667,398	496,183
EUR	40,682,000	CBNA	06/17/20	USD	45,115,405	(116,879)
GBP	203,000	CBNA	06/17/20	USD	260,461	(7,979)
GBP	995,000	CBNA	06/17/20	USD	1,215,872	21,665
GBP	1,378,000	CBNA	06/17/20	USD	1,708,562	5,333
GBP	2,183,000	CBNA	06/17/20	USD	2,537,142	177,975
GBP	3,104,000	CBNA	06/17/20	USD	3,693,923	166,693
GBP	3,255,000	CBNA	06/17/20	USD	3,824,284	224,140
GBP	4,769,000	CBNA	06/17/20	USD	6,155,200	(223,731)
GBP	5,814,000	CBNA	06/17/20	USD	6,708,873	522,320
GBP	58,760,000	CBNA	06/17/20	USD	68,658,009	4,425,046

Contracts to Deliver
EUR	20,603,062	CBNA	06/17/20	USD	22,396,652	(392,479)
EUR	20,603,062	CBNA	06/17/20	USD	22,391,293	(397,838)
EUR	20,603,062	CBNA	06/17/20	USD	22,413,216	(375,914)
EUR	20,603,062	CBNA	06/17/20	USD	22,448,915	(340,216)
EUR	20,603,062	CBNA	06/17/20	USD	22,555,754	(233,377)
EUR	20,603,062	CBNA	06/17/20	USD	23,043,024	253,893
EUR	13,928,468	CBNA	06/17/20	USD	15,365,236	(41,099)
EUR	13,928,467	CBNA	06/17/20	USD	15,560,440	154,106
EUR	13,928,465	CBNA	06/17/20	USD	15,846,885	440,553
EUR	11,313,439	CBNA	06/17/20	USD	12,345,732	(168,109)
EUR	10,446,350	CBNA	06/17/20	USD	11,745,636	190,885
EUR	3,482,117	CBNA	06/17/20	USD	3,848,036	(3,548)
EUR	3,482,117	CBNA	06/17/20	USD	3,884,886	33,302
EUR	3,482,117	CBNA	06/17/20	USD	3,893,121	41,537
EUR	3,482,117	CBNA	06/17/20	USD	3,881,717	30,133
EUR	3,482,117	CBNA	06/17/20	USD	3,898,585	47,001
EUR	3,482,117	CBNA	06/17/20	USD	3,896,282	44,698
EUR	3,482,117	CBNA	06/17/20	USD	3,909,862	58,278
EUR	3,482,116	CBNA	06/17/20	USD	3,913,671	62,089
EUR	3,482,116	CBNA	06/17/20	USD	3,961,456	109,874
EUR	3,395,064	CBNA	06/17/20	USD	3,800,018	44,724
EUR	3,307,004	CBNA	06/17/20	USD	3,617,161	(40,730)
EUR	3,279,530	CBNA	06/17/20	USD	3,665,881	38,379
EUR	3,197,773	CBNA	06/17/20	USD	3,487,915	(49,155)
EUR	3,192,482	CBNA	06/17/20	USD	3,627,189	95,972
EUR	3,192,479	CBNA	06/17/20	USD	3,587,816	56,602
EUR	3,192,478	CBNA	06/17/20	USD	3,576,810	45,597
EUR	3,192,477	CBNA	06/17/20	USD	3,516,341	(14,871)
EUR	2,784,846	CBNA	06/17/20	USD	3,039,894	(40,436)
EUR	1,159,000	CBNA	06/17/20	USD	1,286,587	4,612
GBP	10,475,791	CBNA	06/17/20	USD	13,637,397	608,077
GBP	10,475,791	CBNA	06/17/20	USD	13,727,656	698,336
GBP	10,475,790	CBNA	06/17/20	USD	13,616,897	587,579
GBP	10,475,790	CBNA	06/17/20	USD	13,518,183	488,865
GBP	10,475,790	CBNA	06/17/20	USD	13,590,843	561,525

BHFTI-48

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	10,475,790	CBNA	06/17/20	USD	13,559,759	$530,441
GBP	10,475,790	CBNA	06/17/20	USD	13,628,491	599,172
GBP	10,475,790	CBNA	06/17/20	USD	13,512,336	483,017
GBP	10,475,790	CBNA	06/17/20	USD	13,523,052	493,734
GBP	10,475,790	CBNA	06/17/20	USD	13,430,743	401,425
GBP	10,475,790	CBNA	06/17/20	USD	13,440,457	411,139
GBP	10,475,790	CBNA	06/17/20	USD	13,546,041	516,723

Net Unrealized Appreciation						$12,425,487

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	04/17/20	12	EUR	1,158,432	$195,523
Australian 10 Year Treasury Bond Futures	06/15/20	416	AUD	62,654,080	29,153
CAC 40 Index Futures	04/17/20	69	EUR	3,032,550	392,953
Canada Government Bond 10 Year Futures	06/19/20	537	CAD	79,014,180	2,299,676
Copper Futures	05/27/20	103	USD	5,737,100	(816,495)
Cotton No. 2 Futures	05/06/20	4	USD	102,260	2,231
DAX Index Futures	06/19/20	9	EUR	2,229,188	324,641
Euro STOXX 50 Index Futures	06/19/20	285	EUR	7,828,950	1,293,189
Euro-Bund Futures	06/08/20	2,034	EUR	350,885,340	(4,734,216)
FTSE 100 Index Futures	06/19/20	133	GBP	7,495,215	933,126
FTSE JSE Top 40 Index Futures	06/18/20	77	ZAR	31,600,800	168,491
FTSE MIB Index Futures	06/19/20	7	EUR	592,340	81,470
Hang Seng China Enterprises Index Futures	04/28/20	22	HKD	10,597,400	38,682
Hang Seng Index Futures	04/28/20	1	HKD	1,186,000	4,361
IBEX 35 Index Futures	04/17/20	11	EUR	743,996	61,174
Japanese Government 10 Year Bond Futures	06/15/20	129	JPY	19,681,530,000	(2,317,896)
KOSPI 200 Index Futures	06/11/20	7	KRW	413,000,000	13,895
LME Aluminum Futures	04/23/20	18	USD	677,466	(130,409)
LME Aluminum Futures	05/05/20	33	USD	1,245,676	(168,693)
LME Aluminum Futures	05/19/20	2	USD	75,698	(10,133)
LME Aluminum Futures	06/04/20	11	USD	417,920	(58,412)
LME Aluminum Futures	06/10/20	15	USD	570,375	(67,419)
LME Aluminum Futures	06/11/20	13	USD	494,393	(54,945)
LME Aluminum Futures	06/16/20	55	USD	2,093,149	(193,251)
LME Aluminum Futures	06/18/20	23	USD	875,438	(57,539)
LME Aluminum Futures	06/19/20	37	USD	1,408,313	(90,287)
LME Aluminum Futures	06/19/20	24	USD	912,858	(85,313)
LME Aluminum Futures	06/23/20	7	USD	266,660	(6,160)
LME Aluminum Futures	06/30/20	9	USD	344,363	2
LME Nickel Futures	04/23/20	9	USD	618,133	(104,197)
LME Nickel Futures	05/05/20	4	USD	274,914	(39,978)
LME Nickel Futures	05/19/20	1	USD	68,783	(7,993)
LME Nickel Futures	06/04/20	4	USD	275,352	(32,016)
LME Nickel Futures	06/10/20	9	USD	619,704	(77,347)
LME Nickel Futures	06/11/20	7	USD	482,013	(46,620)
LME Nickel Futures	06/12/20	5	USD	344,310	(10,170)
LME Nickel Futures	06/15/20	110	USD	7,576,470	(546,471)
LME Nickel Futures	06/16/20	18	USD	1,239,732	(68,363)
LME Nickel Futures	06/18/20	8	USD	551,016	(5,280)
LME Nickel Futures	06/19/20	13	USD	895,401	(10,019)

BHFTI-49

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
LME Nickel Futures	06/23/20	2	USD	137,774	$5,216
LME Nickel Futures	06/30/20	3	USD	203,760	(819)
LME Primary Aluminums	06/17/20	320	USD	12,180,000	(1,419,731)
LME Zinc Futures	04/23/20	40	USD	1,898,930	(466,413)
LME Zinc Futures	05/05/20	8	USD	380,140	(63,359)
LME Zinc Futures	05/19/20	3	USD	142,679	(18,374)
LME Zinc Futures	06/04/20	6	USD	285,518	(13,600)
LME Zinc Futures	06/10/20	8	USD	380,810	(22,464)
LME Zinc Futures	06/11/20	15	USD	714,056	(34,013)
LME Zinc Futures	06/12/20	11	USD	523,669	(10,414)
LME Zinc Futures	06/15/20	193	USD	9,190,419	(585,726)
LME Zinc Futures	06/16/20	28	USD	1,333,255	(33,228)
LME Zinc Futures	06/18/20	15	USD	713,813	19,081
LME Zinc Futures	06/19/20	23	USD	1,094,225	20,219
LME Zinc Futures	06/23/20	4	USD	190,420	6,683
LME Zinc Futures	06/30/20	5	USD	234,000	1,170
Lean Hogs Futures	06/12/20	66	USD	1,592,580	(399,497)
Live Cattle Futures	06/30/20	8	USD	294,640	10,616
MSCI Taiwan Index Futures	04/29/20	146	USD	5,416,600	(40,389)
Russell 2000 Index E-Mini Futures	06/19/20	181	USD	10,385,780	445,739
S&P 500 Index E-Mini Futures	06/19/20	962	USD	123,602,570	(5,108,069)
S&P Midcap 400 Index E-Mini Futures	06/19/20	76	USD	10,927,280	262,026
S&P TSX 60 Index Futures	06/18/20	52	CAD	8,467,680	188,406
SGX CNX Nifty Index Futures	04/30/20	206	USD	3,531,046	282,037
SPI 200 Index Futures	06/18/20	47	AUD	6,003,075	38,456
Soybean Futures	05/14/20	12	USD	531,600	573
Soybean Meal Futures	05/14/20	94	USD	3,022,100	197,168
Soybean Oil Futures	05/14/20	15	USD	243,090	(18)
Sugar No. 11 Futures	04/30/20	71	USD	828,598	(282,255)
TOPIX Index Futures	06/11/20	127	JPY	1,781,810,000	293,897
U.S. Treasury Note 10 Year Futures	06/19/20	6,350	USD	880,665,625	32,979,803
United Kingdom Long Gilt Bond Futures	06/26/20	465	GBP	63,328,350	1,022,787
Wheat Futures	05/14/20	11	USD	312,813	(4,712)

Futures Contracts—Short
LME Aluminum Futures	04/23/20	(18)	USD	(677,466)	131,266
LME Aluminum Futures	05/05/20	(33)	USD	(1,245,676)	165,224
LME Aluminum Futures	05/19/20	(2)	USD	(75,698)	10,159
LME Aluminum Futures	06/04/20	(11)	USD	(417,920)	57,774
LME Aluminum Futures	06/10/20	(15)	USD	(570,375)	67,936
LME Aluminum Futures	06/11/20	(13)	USD	(494,393)	54,161
LME Aluminum Futures	06/16/20	(55)	USD	(2,093,149)	198,237
LME Aluminum Futures	06/18/20	(23)	USD	(875,438)	59,624
LME Aluminum Futures	06/19/20	(24)	USD	(912,858)	84,770
LME Aluminum Futures	06/19/20	(37)	USD	(1,408,313)	82,976
LME Aluminum Futures	06/23/20	(7)	USD	(266,660)	6,840
LME Aluminum Futures	06/30/20	(9)	USD	(344,363)	(477)
LME Nickel Futures	04/23/20	(9)	USD	(618,133)	103,748
LME Nickel Futures	05/05/20	(4)	USD	(274,914)	42,465
LME Nickel Futures	05/19/20	(1)	USD	(68,783)	8,524
LME Nickel Futures	06/04/20	(4)	USD	(275,352)	29,834
LME Nickel Futures	06/10/20	(9)	USD	(619,704)	75,429
LME Nickel Futures	06/11/20	(7)	USD	(482,013)	44,114
LME Nickel Futures	06/12/20	(5)	USD	(344,310)	13,849
LME Nickel Futures	06/15/20	(76)	USD	(5,234,652)	274,434

BHFTI-50

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts–Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
LME Nickel Futures	06/16/20	(18)	USD	(1,239,732)	$43,960
LME Nickel Futures	06/18/20	(8)	USD	(551,016)	586
LME Nickel Futures	06/19/20	(13)	USD	(895,401)	(7,091)
LME Nickel Futures	06/23/20	(2)	USD	(137,774)	(5,696)
LME Nickel Futures	06/30/20	(3)	USD	(203,760)	558
LME Primary Aluminums	06/17/20	(221)	USD	(8,411,813)	729,780
LME Zinc Futures	04/23/20	(40)	USD	(1,898,930)	486,222
LME Zinc Futures	05/05/20	(8)	USD	(380,140)	66,240
LME Zinc Futures	05/19/20	(3)	USD	(142,679)	17,671
LME Zinc Futures	06/04/20	(6)	USD	(285,518)	11,977
LME Zinc Futures	06/10/20	(8)	USD	(380,810)	20,929
LME Zinc Futures	06/11/20	(15)	USD	(714,056)	34,877
LME Zinc Futures	06/12/20	(11)	USD	(523,669)	14,466
LME Zinc Futures	06/15/20	(133)	USD	(6,333,294)	74,565
LME Zinc Futures	06/16/20	(28)	USD	(1,333,255)	31,632
LME Zinc Futures	06/18/20	(15)	USD	(713,813)	(22,269)
LME Zinc Futures	06/19/20	(23)	USD	(1,094,225)	(17,678)
LME Zinc Futures	06/23/20	(4)	USD	(190,420)	(8,407)
LME Zinc Futures	06/30/20	(5)	USD	(234,000)	(1,202)

Net Unrealized Appreciation					$26,351,748

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
04/29/20	MLI	Brent Crude Futures	USD	3,111,500	$(318,400)	$—	$(318,400)
04/09/20	CBNA	Coffee “C” Futures	USD	2,353,578	381,128	—	381,128
04/06/20	MLI	Commodity Excess-Return Index (a)	USD	275,822,851	(37,574,233)	—	(37,574,233)
04/24/20	CBNA	Corn No. 2 Futures	USD	5,968,508	(635,770)	—	(635,770)
04/09/20	CBNA	Cotton No. 2 Futures	USD	1,366,026	(343,426)	—	(343,426)
04/20/20	MLI	WTI Crude Oil Futures	USD	4,129,780	(1,426,420)	—	(1,426,420)
05/29/20	MLI	Gold 100 oz. Futures	USD	14,576,031	(366,291)	—	(366,291)
04/28/20	GSI	Hang Seng China Enterprises Index Futures	HKD	135,950,990	234,138	—	234,138
04/28/20	GSI	Hang Seng Index Futures	HKD	10,554,650	15,395	—	15,395
04/28/20	MLI	Hang Seng Index Futures	HKD	5,889,024	5,285	—	5,285
04/15/20	GSI	Ibovespa Futures	BRL	9,341,915	(619,573)	—	(619,573)
04/15/20	MLI	Ibovespa Futures	BRL	8,685,059	(631,783)	—	(631,783)
06/11/20	MLI	KOSPI 200 Index Futures	KRW	6,969,380,750	(587,654)	—	(587,654)
06/05/20	MLI	Live Cattle Futures	USD	2,837,263	(111,843)	—	(111,843)
05/11/20	CBNA	Low Sulphur Gas Oil Futures	USD	1,504,130	(236,706)	—	(236,706)
04/29/20	CBNA	NY Harbor ULSD Futures	USD	1,277,071	(183,433)	—	(183,433)
04/28/20	CBNA	Natural Gas Futures	USD	7,224,470	(959,670)	—	(959,670)
04/29/20	CBNA	RBOB Gasoline Futures	USD	1,309,719	(513,130)	—	(513,130)
04/30/20	MLI	Silver Futures	USD	3,826,960	(854,200)	—	(854,200)
04/24/20	CBNA	Soybean Futures	USD	5,018,635	(101,336)	—	(101,336)
04/24/20	CBNA	Soybean Meal Futures	USD	563,675	47,175	—	47,175
04/24/20	CBNA	Soybean Oil Futures	USD	2,418,629	(328,055)	—	(328,055)
04/15/20	CBNA	Sugar No. 11 Futures	USD	1,683,576	(504,867)	—	(504,867)
04/15/20	MLI	Sugar No. 11 Futures	USD	534,755	(161,303)	—	(161,303)
06/19/20	MLI	Swiss Market Index Futures	CHF	5,674,944	733,046	—	733,046
04/15/20	GSI	Taiwan Stock Index Futures	TWD	5,691,970	2,150	—	2,150
04/24/20	CBNA	Wheat Futures	USD	2,815,071	113,992	—	113,992

BHFTI-51

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

OTC Total Return Swaps—(Continued)

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
04/24/20	MLI	KC Hard Red Winter Wheat Futures	USD	1,549,588	$52,663	$—	$52,663

Totals					$(44,873,121)	$—	$(44,873,121)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of March 31, 2020:

Futures Contract — Long	Notional Value	Component Weighting
Gold 100 oz.	$49,372,289	17.9%
Natural Gas	21,790,005	7.9%
Copper Comex	19,859,245	7.2%
Soybeans	19,031,777	6.9%
Corn No. 2 Yellow	18,480,131	6.7%
LME Primary Aluminum	12,963,674	4.7%
Soybean Meal	12,412,028	4.5%
Wheat	11,308,737	4.1%
Brent Crude Oil	10,757,091	3.9%
Live Cattle	10,481,268	3.8%
Silver	10,481,268	3.8%
Zinc	9,929,623	3.6%
Coffee “C”	9,377,977	3.4%
WTI Crude Oil	9,377,977	3.4%
Sugar No. 11	8,274,686	3.0%
Nickel	7,998,863	2.9%
Soybean Oil	7,998,863	2.9%
Lean Hogs	5,516,457	2.0%
KC Hard Red Winter Wheat	5,516,457	2.0%
Gasoil	4,413,166	1.6%
Cotton No. 2	3,861,520	1.4%
Heating Oil	3,861,520	1.4%
Gasoline RBOB	2,758,229	1.0%

	$275,822,851	100%

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTI-52

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$259,419,510	$—	$259,419,510
Total Foreign Government*	—	152,528,738	—	152,528,738
Short-Term Investments
Mutual Funds	1,291,557,255	—	—	1,291,557,255
U.S. Treasury	—	1,322,623,937	—	1,322,623,937
Total Short-Term Investments	1,291,557,255	1,322,623,937	—	2,614,181,192
Total Investments	$1,291,557,255	$1,734,572,185	$—	$3,026,129,440

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$15,186,658	$—	$15,186,658
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,761,171)	—	(2,761,171)
Total Forward Contracts	$—	$12,425,487	$—	$12,425,487
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$44,657,271	$—	$—	$44,657,271
Futures Contracts (Unrealized Depreciation)	(18,305,523)	—	—	(18,305,523)
Total Futures Contracts	$26,351,748	$—	$—	$26,351,748
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,584,972	$—	$1,584,972
OTC Swap Contracts at Value (Liabilities)	—	(46,458,093)	—	(46,458,093)
Total OTC Swap Contracts	$—	$(44,873,121)	$—	$(44,873,121)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-53

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—71.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—71.4%
Communication Services Select Sector SPDR Fund (a)	2,554,240	$112,999,578
Consumer Discretionary Select Sector SPDR Fund (a)	1,077,247	105,656,386
Consumer Staples Select Sector SPDR Fund (a)	1,280,867	69,768,825
Energy Select Sector SPDR Fund (a)	1,200,155	34,876,504
Financial Select Sector SPDR Fund (a)	5,758,313	119,888,077
Health Care Select Sector SPDR Fund (a)	1,830,885	162,179,793
Industrial Select Sector SPDR Fund (a)	1,575,846	92,990,672
iShares Core MSCI EAFE ETF (a) (b)	9,766,733	487,262,309
iShares Core S&P 500 ETF (a) (b)	1,357,632	350,812,109
iShares Core U.S. Aggregate Bond ETF (a) (b)	8,710,755	1,004,959,804
iShares Intermediate-Term Corporate Bond ETF (a) (b)	1,770,657	97,244,482
Materials Select Sector SPDR Fund (a)	488,019	21,980,376
Real Estate Select Sector SPDR Fund (a)	4,234,057	131,255,767
Technology Select Sector SPDR Fund (a)	2,641,405	212,289,720
Utilities Select Sector SPDR Fund (a)	460,338	25,507,329
Vanguard Total Bond Market ETF (a)	11,697,676	998,396,647

Total Mutual Funds (Cost $4,017,625,454)		4,028,068,378

Short-Term Investments—13.4%

Mutual Fund—1.6%
SSGA USD Liquidity Fund, D Shares, 0.674% (c)	87,222,203	87,222,203

Repurchase Agreement—11.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $667,756,105; collateralized by U.S. Treasury Notes with rates ranging from 0.375% - 1.875%, maturity dates ranging from 03/31/22 - 06/15/22, and an aggregate market value of $681,115,256.	667,756,105	667,756,105

Total Short-Term Investments (Cost $754,978,308)		754,978,308

Securities Lending Reinvestments (d)—23.9%

Certificates of Deposit—15.2%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/25/20 (e)	10,000,000	9,971,800
0.160%, SOFR + 0.150%, 08/28/20 (e)	12,000,000	11,915,388
1.316%, 1M LIBOR + 0.300%, 07/06/20 (e)	5,000,000	4,979,635
2.002%, 3M LIBOR + 0.130%, 07/08/20 (e)	20,000,000	19,977,800
Bank of Montreal (Chicago) 0.420%, SOFR + 0.410%, 10/02/20 (e)	6,000,000	5,984,880
0.907%, 1M LIBOR + 0.110%, 11/13/20 (e)	16,500,000	16,456,275
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (e)	17,000,000	17,003,230
0.875%, 1M LIBOR + 0.170%, 05/15/20 (e)	7,000,000	6,983,914
1.225%, 1M LIBOR + 0.220%, 01/08/21 (e)	7,000,000	6,983,900
Barclays Bank plc 1.730%, 05/08/20	20,000,000	20,012,000

Certificates of Deposit—(Continued)
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (e)	5,000,000	4,966,350
0.921%, 1M LIBOR + 0.110%, 02/12/21 (e)	5,000,000	4,924,730
1.345%, 1M LIBOR + 0.340%, 10/09/20 (e)	8,000,000	7,938,264
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (e)	39,000,000	38,532,000
Chiba Bank, Ltd. 1.150%, 04/24/20	4,000,000	3,999,680
1.150%, 04/28/20	4,000,000	3,999,120
China Construction Bank Corp. 1.870%, 04/22/20	30,000,000	30,012,000
1.930%, 05/11/20	10,000,000	10,004,500
2.250%, 04/03/20	20,000,000	20,003,000
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (e)	4,000,000	3,996,760
Cooperative Rabobank UA 0.170%, SOFR + 0.160%, 09/04/20 (e)	8,000,000	7,947,960
1.745%, 3M LIBOR + 0.050%, 02/22/21 (e)	5,000,000	5,000,000
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (e)	25,000,000	24,729,700
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (e)	6,000,000	5,980,464
1.790%, 05/04/20	13,500,000	13,509,990
Credit Industriel et Commercial
Zero Coupon, 05/07/20	10,894,799	10,989,330
0.260%, FEDEFF PRV + 0.170%, 02/12/21 (e)	25,000,000	24,718,900
Credit Suisse AG 0.390%, SOFR + 0.380%, 05/04/20 (e)	12,499,999	12,490,375
0.470%, SOFR + 0.460%, 11/03/20 (e)	10,000,000	9,945,700
0.490%, SOFR + 0.480%, 10/06/20 (e)	23,000,000	22,895,120
DZ Bank AG
Zero Coupon, 06/05/20	4,971,815	4,990,050
Zero Coupon, 07/15/20	7,927,856	7,975,120
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (e)	15,000,000	14,895,600
0.220%, SOFR + 0.210%, 02/22/21 (e)	15,000,000	14,896,950
Industrial & Commercial Bank of China Corp. 1.870%, 04/21/20	26,000,000	26,010,660
1.910%, 04/21/20	5,000,000	5,002,150
KBC Bank NV 1.800%, 04/14/20	32,045,570	32,010,880
Mitsubishi UFJ Trust and Banking Corp. 0.945%, 1M LIBOR + 0.240%, 05/15/20 (e)	22,000,000	21,955,956
1.580%, 06/26/20	7,000,000	7,006,230
Mizuho Bank, Ltd.
Zero Coupon, 04/14/20	1,990,440	1,999,420
1.560%, 07/27/20	16,000,000	16,015,680
1.940%, 04/21/20	10,000,000	10,007,000
MUFG Bank Ltd. 1.150%, 08/03/20	5,000,000	4,995,500
1.790%, 07/17/20	20,000,000	20,041,200
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (e)	15,000,000	14,994,750
1.790%, 07/14/20	8,000,000	8,021,440
National Westminster Bank plc 1.830%, 04/20/20	20,000,000	20,012,000

BHFTI-54

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis S.A. (New York) 0.950%, 09/09/20	3,000,000	$2,999,310
NatWest Bank plc 1.860%, 04/14/20	16,000,000	16,004,320
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (e)	4,000,000	3,954,920
Societe Generale 1.620%, 3M LIBOR + 0.170%, 12/31/20 (e)	20,000,000	19,813,240
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (e)	35,000,000	34,819,050
0.250%, FEDEFF PRV + 0.160%, 08/07/20 (e)	10,000,000	9,955,400
Sumitomo Mitsui Banking Corp. 1.061%, 1M LIBOR + 0.120%, 07/28/20 (e)	10,000,000	9,992,400
1.950%, 04/22/20	2,000,000	2,001,300
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	995,190
1.940%, 04/17/20	29,000,000	29,016,820
1.970%, 04/17/20	11,000,000	11,006,490
Svenska Handelsbanken AB 1.557%, 1M LIBOR + 0.180%, 06/05/20 (e)	10,000,000	10,001,700
1.573%, 3M LIBOR + 0.110%, 12/03/20 (e)	15,000,000	14,926,200
Toronto-Dominion Bank 1.777%, 3M LIBOR + 0.070%, 02/16/21 (e)	19,000,000	19,000,000
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (e)	33,000,000	32,830,050
Westpac Banking Corp. 0.490%, FEDEFF PRV + 0.400%, 10/28/20 (e)	15,000,000	14,910,450
1.870%, 04/22/20	6,045,280	6,003,420

		855,913,611

Commercial Paper—2.5%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	4,984,653	4,987,300
Bank of China, Ltd. 1.830%, 05/21/20	24,885,625	24,937,000
1.890%, 05/13/20	19,905,500	19,956,747
China Construction Bank Corp. 1.900%, 05/04/20	4,976,514	4,992,850
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,983,200
Mont Blanc Capital, Corp. 2.020%, 04/08/20	8,973,738	9,028,652
Santander UK plc 1.825%, 04/07/20	19,410,043	19,497,660
Societe Generale 1.023%, 1M LIBOR + 0.250%, 04/20/20 (e)	25,998,984	26,004,680
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (e)	20,000,000	19,972,940
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (e)	5,000,000	4,991,000
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (e)	5,000,000	5,000,300

		141,352,329

Security Description	Shares/ Principal Amount*	Value

Master Demand Notes—0.0%
Natixis Financial Products LLC 0.330%, OBFR + 0.250%, 04/01/20 (e)	2,000,000	2,000,000

Repurchase Agreements—2.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $50,887,193; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $51,904,943.	50,887,193	50,887,193
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $10,000,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $10,200,004.	10,000,000	10,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $10,000,111; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $10,200,002.	10,000,000	10,000,000
Natixis S.A. (New York) Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $25,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 05/31/21 - 02/15/49, and an aggregate market value of $25,500,009.	25,000,000	25,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $68,901,110; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $76,550,388.	68,900,000	68,900,000

		164,787,193

Time Deposits—0.5%
National Bank of Canada 0.150%, OBFR + 0.070%, 04/07/20 (e)	17,850,000	17,850,000
United of Omaha Life Insurance Co. 0.881%, 3M LIBOR + 0.140%, 04/30/20 (e)	10,000,000	10,000,000

		27,850,000

Mutual Funds—2.8%
Fidelity Government Portfolio, Institutional Class 0.340%, (c)	26,078,686	26,078,686
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320%, (c)	41,500,000	41,500,000
STIT-Government & Agency Portfolio, Institutional Class 0.430%, (c)	50,000,000	50,000,000

BHFTI-55

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350%, (c)	40,000,000	$40,000,000

		157,578,686

Total Securities Lending Reinvestments (Cost $1,352,015,551)		1,349,481,819

Total Investments—108.7% (Cost $6,124,619,313)		6,132,528,505
Other assets and liabilities (net)—(8.7)%		(490,103,998)

Net Assets—100.0%		$5,642,424,507

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $1,317,831,865 and the collateral received consisted of cash in the amount of $1,351,706,880 and non-cash collateral with a value of $158,803. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	304,694,823	JPMC	06/17/20	USD	349,987,708	$(12,963,521)

Contracts to Deliver
EUR	15,361,532	GSI	06/17/20	USD	16,975,408	(16,045)
EUR	45,841,451	JPMC	06/17/20	USD	52,655,783	1,950,367
EUR	22,805,859	JPMC	06/17/20	USD	26,020,448	794,794
EUR	96,750,668	UBSA	06/17/20	USD	103,660,020	(3,356,289)
JPY	6,756,606,696	HSBC	06/17/20	USD	66,342,707	3,301,237

Net Unrealized Depreciation						$(10,289,457)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	06/19/20	1,046	EUR	28,733,620	$3,014,426
MSCI EAFE Index Mini Futures	06/19/20	1,484	USD	115,700,060	7,856,566
MSCI Emerging Markets Index Mini Futures	06/19/20	375	USD	15,804,375	468,713
Russell 2000 Index E-Mini Futures	06/19/20	2,025	USD	116,194,500	(8,168,373)
S&P 500 Index E-Mini Futures	06/19/20	4,375	USD	562,121,875	(15,259,611)
TOPIX Index Futures	06/11/20	213	JPY	2,988,390,000	786,918

Futures Contracts—Short
MSCI EAFE Index Mini Futures	06/19/20	(5,820)	USD	(453,756,300)	(20,032,733)
Russell 2000 Index E-Mini Futures	06/19/20	(492)	USD	(28,230,960)	(34,027)
S&P 500 Index E-Mini Futures	06/19/20	(13,154)	USD	(1,690,091,690)	52,378,117

Net Unrealized Appreciation					$21,009,996

BHFTI-56

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	0.670%	Semi-Annually	04/01/30	USD	540,000,000	$(3,335,861)	$8,638	$(3,344,499)
Pay	3M LIBOR	Quarterly	0.690%	Semi-Annually	04/01/30	USD	570,000,000	(2,400,943)	(99,246)	(2,301,697)
Pay	3M LIBOR	Quarterly	0.700%	Semi-Annually	03/30/30	USD	540,000,000	(1,636,994)	8,628	(1,645,622)
Pay	3M LIBOR	Quarterly	0.724%	Semi-Annually	04/02/30	USD	50,000,000	(50,000)	800	(50,800)

Totals								$(7,423,798)	$(81,180)	$(7,342,618)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation[1]
Pay	3M UST	Quarterly	02/26/21	JPMC	S&P GSCI Commodity Index	USD 252,553,230	$(82,713,676)	$—	$(82,713,676)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(UBSA)—	UBS AG

Currencies

(EUR)—	Euro
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-57

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,028,068,378	$—	$—	$4,028,068,378
Short-Term Investments
Mutual Fund	87,222,203	—	—	87,222,203
Repurchase Agreement	—	667,756,105	—	667,756,105
Total Short-Term Investments	87,222,203	667,756,105	—	754,978,308
Securities Lending Reinvestments
Certificates of Deposit	—	855,913,611	—	855,913,611
Commercial Paper	—	141,352,329	—	141,352,329
Master Demand Notes	—	2,000,000	—	2,000,000
Repurchase Agreements	—	164,787,193	—	164,787,193
Time Deposits	—	27,850,000	—	27,850,000
Mutual Funds	157,578,686	—	—	157,578,686
Total Securities Lending Reinvestments	157,578,686	1,191,903,133	—	1,349,481,819
Total Investments	$4,272,869,267	$1,859,659,238	$—	$6,132,528,505

Collateral for Securities Loaned (Liability)	$—	$(1,351,706,880)	$—	$(1,351,706,880)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,046,398	$—	$6,046,398
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(16,335,855)	—	(16,335,855)
Total Forward Contracts	$—	$(10,289,457)	$—	$(10,289,457)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$64,504,740	$—	$—	$64,504,740
Futures Contracts (Unrealized Depreciation)	(43,494,744)	—	—	(43,494,744)
Total Futures Contracts	$21,009,996	$—	$—	$21,009,996
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(7,342,618)	$—	$(7,342,618)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(82,713,676)	$—	$(82,713,676)

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—88.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
Lamar Media Corp. 4.000%, 02/15/30 (144A)	282,000	$262,260
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.000%, 08/15/27 (144A)	753,000	692,760
Summer BC Holdco A Sarl
5.750%, 10/31/26 (EUR)	200,000	183,523
9.250%, 10/31/27 (EUR)	90,105	81,178
Terrier Media Buyer, Inc. 8.875%, 12/15/27 (144A)	1,244,000	1,044,960

		2,264,681

Aerospace/Defense—4.0%
Arconic, Inc. 5.125%, 10/01/24 (a)	2,128,000	2,101,400
BBA U.S. Holdings, Inc.
4.000%, 03/01/28 (144A)	596,000	538,069
5.375%, 05/01/26 (144A)	334,000	323,145
Bombardier, Inc.
5.750%, 03/15/22 (144A)	136,000	103,020
6.125%, 01/15/23 (144A) (a)	760,000	535,800
7.500%, 12/01/24 (144A) (a)	960,000	636,000
7.500%, 03/15/25 (144A)	366,000	253,455
7.875%, 04/15/27 (144A)	2,643,000	1,823,670
8.750%, 12/01/21 (144A) (a)	755,000	626,650
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, 08/15/26 (144A)	664,000	660,680
General Dynamics Corp. 4.250%, 04/01/50	205,000	254,565
Huntington Ingalls Industries, Inc. 3.844%, 05/01/25 (144A)	530,000	545,713
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	976,000	893,040
Moog, Inc. 4.250%, 12/15/27 (144A)	650,000	586,625
Northrop Grumman Corp. 5.250%, 05/01/50	225,000	306,296
SSL Robotics LLC 9.750%, 12/31/23 (144A)	330,000	339,900
TransDigm UK Holdings plc 6.875%, 05/15/26	1,164,000	1,082,520
TransDigm, Inc. 6.250%, 03/15/26 (144A)	13,623,000	13,554,885

		25,165,433

Agriculture—0.0%
Darling Ingredients, Inc. 5.250%, 04/15/27 (144A)	267,000	258,910

Apparel—0.3%
NIKE, Inc.
3.250%, 03/27/40	915,000	955,391
3.375%, 03/27/50	455,000	498,640
William Carter Co. (The) 5.625%, 03/15/27 (144A)	488,000	467,780

		1,921,811

Auto Manufacturers—1.0%
Allison Transmission, Inc. 5.875%, 06/01/29 (144A)	980,000	960,400
Ford Motor Credit Co. LLC
2.979%, 08/03/22	260,000	241,800
3.810%, 01/09/24	544,000	489,600
3.813%, 10/12/21	200,000	191,000
4.134%, 08/04/25	916,000	812,492
4.140%, 02/15/23	350,000	325,710
4.375%, 08/06/23	200,000	184,000
5.596%, 01/07/22	200,000	193,500
5.875%, 08/02/21	497,000	487,060
Navistar International Corp. 6.625%, 11/01/25 (144A)	547,000	455,377
Tesla, Inc. 5.300%, 08/15/25 (144A) (a)	684,000	641,250
Toyota Motor Credit Corp. 3.375%, 04/01/30	800,000	809,370
Wabash National Corp. 5.500%, 10/01/25 (144A)	513,000	407,835

		6,199,394

Auto Parts & Equipment—1.1%
Dealer Tire LLC / DT Issuer LLC 8.000%, 02/01/28 (144A)	587,000	469,600
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (b)	101,000	84,659
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
4.375%, 05/15/26 (EUR)	167,000	152,873
6.250%, 05/15/26 (144A)	2,952,000	2,789,640
8.500%, 05/15/27 (144A)	3,908,000	3,409,339

		6,906,111

Banks—3.6%
Banca Monte dei Paschi di Siena S.p.A. 2.625%, 04/28/25 (EUR)	175,000	160,191
Banco de Sabadell S.A. 2.000%, 5Y EUR Swap + 2.200%, 01/17/30 (EUR) (e)	100,000	80,340
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (f)	400,000	70,586
4.750%, 01/15/18 (EUR) (f)	1,000,000	176,464
Bank of America Corp.
6.100%, 3M LIBOR + 3.898%, 03/17/25 (e)	1,479,000	1,493,790
6.250%, 3M LIBOR + 3.705%, 09/05/24 (e)	1,320,000	1,339,800
6.300%, 3M LIBOR + 4.553%, 03/10/26 (e)	640,000	672,000
6.500%, 3M LIBOR + 4.174%, 10/23/24 (a)(e)	1,395,000	1,471,725
Barclays plc
4.375%, 09/11/24	1,330,000	1,377,960
5.200%, 05/12/26	400,000	410,960
CIT Group, Inc.
5.800%, 3M LIBOR + 3.972%, 06/15/22 (a)(e)	569,000	495,030
6.000%, 04/01/36	1,604,000	1,491,720
Citigroup, Inc. 4.700%, SOFR + 3.234%, 01/30/25 (e)	1,325,000	1,146,125
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	102,706
Goldman Sachs Group, Inc. (The) 4.950%, 5Y H15 + 3.224%, 02/10/25 (e)	1,490,000	1,326,100

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
4.600%, SOFR + 3.234%, 02/01/25 (e)	1,213,000	$1,061,618
4.753%, 3M LIBOR + 3.320%, 07/01/20 (e)	350,000	303,800
5.000%, SOFR + 3.380%, 08/01/24 (e)	2,610,000	2,446,875
5.300%, 3M LIBOR + 3.800%, 05/01/20 (e)	2,335,000	2,189,062
6.100%, 3M LIBOR + 3.330%, 10/01/24 (e)	1,237,000	1,260,503
6.125%, 3M LIBOR + 3.330%, 04/30/24 (e)	243,000	230,850
6.750%, 3M LIBOR + 3.780%, 02/01/24 (e)	425,000	444,125
Morgan Stanley 5.550%, 3M LIBOR + 3.810%, 07/15/20 (e)	345,000	303,441
National Westminster Bank plc 1.863%, 3M LIBOR + 0.250%, 05/28/20 (e)	40,000	30,600
Royal Bank of Scotland Group plc 8.625%, 5Y USD Swap + 7.598%, 08/15/21 (e)	238,000	232,050
State Street Corp. 3.152%, SOFR + 2.650%, 03/30/31 (144A) (e)	50,000	51,232
UniCredit S.p.A. 4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (e)	100,000	105,878
Wells Fargo & Co. 5.875%, 3M LIBOR + 3.990%, 06/15/25 (e)	2,134,000	2,166,010

		22,641,541

Building Materials—0.6%
Builders FirstSource, Inc. 5.000%, 03/01/30 (144A)	428,000	385,200
Cemex S.A.B. de C.V. 3.125%, 03/19/26 (EUR)	100,000	91,157
CPG Merger Sub LLC 8.000%, 10/01/21 (144A)	732,000	710,333
Holcim Finance Luxembourg S.A. 3.000%, 5Y EURIBOR Swap + 3.074%, 07/05/24 (EUR) (e)	200,000	190,072
JELD-WEN, Inc.
4.625%, 12/15/25 (144A)	311,000	273,680
4.875%, 12/15/27 (144A)	40,000	35,300
Masonite International Corp.
5.375%, 02/01/28 (144A)	234,000	229,975
5.750%, 09/15/26 (144A)	64,000	62,720
Norbord, Inc. 6.250%, 04/15/23 (144A) (a)	486,000	468,990
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	200,000	178,749
5.375%, 11/15/24 (144A)	595,000	571,235
6.000%, 10/15/25 (144A)	406,000	399,017

		3,596,428

Chemicals—2.0%
Ashland Services B.V. 2.000%, 01/30/28 (EUR)	100,000	95,677
Atotech Alpha 2 B.V. 8.750%, 9.50% PIK, 06/01/23 (144A) (b)	974,000	876,600
Atotech Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A)	2,634,000	2,426,572
Axalta Coating Systems LLC 4.875%, 08/15/24 (144A)	459,000	440,640
Blue Cube Spinco LLC
9.750%, 10/15/23	892,000	926,565
10.000%, 10/15/25	1,008,000	1,063,541

Chemicals—(Continued)
Chemours Co. (The)
5.375%, 05/15/27	191,000	146,086
6.625%, 05/15/23	518,000	440,300
Ecolab, Inc. 4.800%, 03/24/30	320,000	364,298
Element Solutions, Inc. 5.875%, 12/01/25 (144A)	2,931,000	2,872,380
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	458,000	425,940
Monitchem HoldCo 3 S.A. 5.250%, 03/15/25 (EUR)	100,000	91,541
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	141,277
OCI NV
5.000%, 04/15/23 (EUR)	110,000	113,929
5.250%, 11/01/24 (144A)	368,000	316,480
PQ Corp.
5.750%, 12/15/25 (144A)	1,236,000	1,112,400
6.750%, 11/15/22 (144A)	40,000	40,202
Valvoline, Inc. 4.250%, 02/15/30 (144A)	581,000	540,330
WR Grace & Co-Conn 5.625%, 10/01/24 (144A)	330,000	324,951

		12,759,709

Commercial Services—4.7%
ADT Security Corp. (The)
4.125%, 06/15/23	10,000	9,775
4.875%, 07/15/32 (144A)	1,123,000	954,213
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.750%, 07/15/27 (144A)	1,361,000	1,282,606
Allied Universal Holding Co. LLC 6.625%, 07/15/26 (144A)	3,647,000	3,569,523
APX Group, Inc.
6.750%, 02/15/27 (144A)	590,000	489,700
7.875%, 12/01/22 (a)	230,000	218,500
8.500%, 11/01/24 (144A)	226,000	206,227
ASGN, Inc. 4.625%, 05/15/28 (144A)	477,000	447,187
Ashtead Capital, Inc.
4.000%, 05/01/28 (144A)	400,000	344,800
4.250%, 11/01/29 (144A)	455,000	385,410
Autostrade per l’Italia S.p.A. 5.875%, 06/09/24 (EUR)	300,000	334,179
Capitol Investment Merger Sub 2 LLC 10.000%, 08/01/24 (144A) (a)	379,000	341,100
Garda World Security Corp.
4.625%, 02/15/27 (144A)	598,000	535,210
9.500%, 11/01/27 (144A)	456,000	407,618
Gartner, Inc. 5.125%, 04/01/25 (144A)	146,000	142,715
Graham Holdings Co. 5.750%, 06/01/26 (144A)	384,000	376,320
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	797,000	741,210

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
House of Finance NV (The) 4.375%, 07/15/26 (EUR)	100,000	$78,856
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	134,000	140,695
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A) (a)	3,550,000	3,612,125
Laureate Education, Inc. 8.250%, 05/01/25 (144A)	155,000	154,225
Loxam SAS 3.750%, 07/15/26 (EUR)	100,000	88,067
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A) (a)	1,838,000	1,599,170
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A) (a)	163,000	151,183
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26 (144A)	709,000	694,820
6.250%, 01/15/28 (144A)	857,000	739,162
Refinitiv U.S. Holdings, Inc.
4.500%, 05/15/26 (EUR)	188,000	205,272
4.500%, 05/15/26 (144A) (EUR)	895,000	977,224
6.250%, 05/15/26 (144A)	333,000	343,822
8.250%, 11/15/26 (144A)	1,849,000	1,950,695
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/25 (144A)	204,000	206,040
Service Corp. International 5.125%, 06/01/29	591,000	602,820
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	311,000	307,113
Sotheby’s 7.375%, 10/15/27 (144A) (a)	700,000	558,250
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	100,000	101,467
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	103,121
United Rentals North America, Inc.
3.875%, 11/15/27	165,000	155,925
4.000%, 07/15/30	340,000	304,300
4.625%, 10/15/25	639,000	603,849
4.875%, 01/15/28	355,000	344,350
5.500%, 07/15/25	6,000	5,880
5.500%, 05/15/27	344,000	335,348
5.875%, 09/15/26	81,000	82,037
Verisure Holding AB 3.500%, 05/15/23 (EUR)	119,000	121,664
Verisure Midholding AB 5.750%, 12/01/23 (EUR)	100,000	96,253
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,937,000	3,929,598
WEX, Inc. 4.750%, 02/01/23 (144A)	388,000	372,480

		29,752,104

Computers—1.5%
Banff Merger Sub, Inc.
8.375%, 09/01/26 (EUR)	100,000	100,959
9.750%, 09/01/26 (144A)	3,659,000	3,219,920

Computers—(Continued)
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 (144A)	882,000	864,360
Dell International LLC / EMC Corp. 7.125%, 06/15/24 (144A)	994,000	1,026,305
NCR Corp.
5.750%, 09/01/27 (144A)	160,000	145,600
6.125%, 09/01/29 (144A)	472,000	440,801
Presidio Holdings, Inc.
4.875%, 02/01/27 (144A)	773,000	695,700
8.250%, 02/01/28 (144A)	459,000	404,494
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 06/01/25 (144A)	1,498,000	1,370,760
Vericast Corp. 8.375%, 08/15/22 (144A)	295,000	227,519
Western Digital Corp. 4.750%, 02/15/26	773,000	785,754

		9,282,172

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 3.600%, 03/25/50	310,000	382,386

Distribution/Wholesale—1.6%
American Builders & Contractors Supply Co., Inc.
4.000%, 01/15/28 (144A)	652,000	593,320
5.875%, 05/15/26 (144A)	831,000	791,527
Core & Main Holdings L.P. 8.625%, 9.375% PIK, 09/15/24 (144A) (b)	1,208,000	1,105,320
Core & Main L.P. 6.125%, 08/15/25 (144A)	1,667,000	1,550,310
HD Supply, Inc. 5.375%, 10/15/26 (144A)	3,744,000	3,639,617
IAA, Inc. 5.500%, 06/15/27 (144A)	708,000	684,990
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	383,000	365,765
Wolverine Escrow LLC
8.500%, 11/15/24 (144A)	542,000	432,240
9.000%, 11/15/26 (144A)	950,000	771,875

		9,934,964

Diversified Financial Services—1.9%
AG Issuer LLC 6.250%, 03/01/28 (144A)	101,000	84,840
Ally Financial, Inc. 8.000%, 11/01/31	2,912,000	3,347,344
Arrow Global Finance plc 5.125%, 09/15/24 (GBP)	100,000	106,821
Cabot Financial Luxembourg S.A.
6.375%, 3M EURIBOR + 6.375%, 06/14/24 (EUR)(e)	100,000	101,522
7.500%, 10/01/23 (GBP)	100,000	115,620
Fairstone Financial, Inc. 7.875%, 07/15/24 (144A)	315,000	296,100
Garfunkelux Holdco 3 S.A. 7.500%, 08/01/22 (EUR)	300,000	225,965
Global Aircraft Leasing Co., Ltd. 6.500%, PIK, 09/15/24 (144A) (b)	881,000	567,364

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Intrum AB 3.500%, 07/15/26 (EUR)	101,000	$79,646
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR)(f)	4,500,000	79,409
4.750%, 01/16/14 (EUR)(f)	2,140,000	37,763
5.375%, 10/17/12 (EUR)(f)	350,000	6,176
LHC3 plc 4.125%, PIK, 08/15/24 (EUR) (b)	200,000	183,360
Mastercard, Inc. 3.850%, 03/26/50	240,000	292,940
Nationstar Mortgage Holdings, Inc.
6.000%, 01/15/27 (144A)	750,000	637,500
8.125%, 07/15/23 (144A)	612,000	598,413
9.125%, 07/15/26 (144A)	353,000	319,465
Navient Corp.
5.000%, 03/15/27	577,000	496,047
5.875%, 10/25/24	349,000	320,344
6.750%, 06/25/25 (a)	257,000	236,440
6.750%, 06/15/26 (a)	143,000	131,560
7.250%, 09/25/23	218,000	213,640
NFP Corp. 8.000%, 07/15/25 (144A)	358,000	327,570
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A)	1,000,000	960,000
Springleaf Finance Corp.
5.375%, 11/15/29	332,000	303,953
6.625%, 01/15/28	535,000	500,974
6.875%, 03/15/25	627,000	631,464
7.125%, 03/15/26	873,000	854,449

		12,056,689

Electric—2.1%
Calpine Corp.
4.500%, 02/15/28 (144A)	1,058,000	1,025,467
5.125%, 03/15/28 (144A)	2,782,000	2,559,440
5.250%, 06/01/26 (144A)	673,000	639,350
5.750%, 01/15/25	1,324,000	1,224,700
Clearway Energy Operating LLC
4.750%, 03/15/28 (144A)	630,000	584,325
5.750%, 10/15/25	324,000	320,760
ContourGlobal Power Holdings S.A.
3.375%, 08/01/23 (EUR)	100,000	95,673
4.125%, 08/01/25 (EUR)	100,000	96,663
Edison International 4.950%, 04/15/25	175,000	174,596
Electricite de France S.A. 3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (e)	200,000	205,137
Naturgy Finance BV
3.375%, 9Y EUR Swap + 3.079%, 04/24/24 (EUR)(e)	100,000	105,909
4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR)(e)	200,000	216,756
NextEra Energy Operating Partners L.P.
4.250%, 07/15/24 (144A)	947,000	923,325
4.250%, 09/15/24 (144A)	223,000	217,425
4.500%, 09/15/27 (144A)	194,000	189,150
NRG Energy, Inc.
3.750%, 06/15/24 (144A)	323,000	319,726

Electric—(Continued)
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	1,077,000	1,091,325
5.250%, 06/15/29 (144A) (a)	1,465,000	1,508,950
5.750%, 01/15/28	3,000	3,060
6.625%, 01/15/27	393,000	408,720
RWE AG 2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (e)	100,000	107,612
Talen Energy Supply LLC
6.500%, 06/01/25	110,000	71,203
10.500%, 01/15/26 (144A)	110,000	79,200
Vistra Operations Co. LLC
3.550%, 07/15/24 (144A)	110,000	103,398
4.300%, 07/15/29 (144A)	813,000	721,551

		12,993,421

Electrical Components & Equipment—0.1%
Belden, Inc. 4.125%, 10/15/26 (EUR)	100,000	102,998
Energizer Holdings, Inc.
6.375%, 07/15/26 (144A)	134,000	135,340
7.750%, 01/15/27 (144A)	464,000	479,637

		717,975

Electronics—0.2%
Itron, Inc. 5.000%, 01/15/26 (144A)	55,000	52,250
Sensata Technologies B.V.
5.000%, 10/01/25 (144A)	877,000	830,957
5.625%, 11/01/24 (144A)	161,000	156,975
Sensata Technologies, Inc. 4.375%, 02/15/30 (144A)	366,000	329,400

		1,369,582

Energy-Alternate Sources—0.4%
Pattern Energy Group, Inc. 5.875%, 02/01/24 (144A)	599,000	594,615
TerraForm Power Operating LLC
4.250%, 01/31/23 (144A)	529,000	525,033
4.750%, 01/15/30 (144A)	622,000	603,340
5.000%, 01/31/28 (144A)	546,000	572,099

		2,295,087

Engineering & Construction—0.4%
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A)	1,079,000	847,231
Ferrovial Netherlands B.V. 2.124%, 5Y EUR Swap + 2.127%, 02/14/23 (EUR) (e)	200,000	179,453
frontdoor, inc. 6.750%, 08/15/26 (144A)	720,000	689,400
Heathrow Finance plc 4.125%, 09/01/29 (GBP)	100,000	106,262
New Enterprise Stone & Lime Co., Inc.
6.250%, 03/15/26 (144A)	166,000	152,720
10.125%, 04/01/22 (144A) (a)	334,000	333,165

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
SPIE S.A. 2.625%, 06/18/26 (EUR)	100,000	$98,323

		2,406,554

Entertainment—1.6%
Banijay Entertainment SASU 3.500%, 03/01/25 (EUR)	100,000	99,181
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	479,000	457,445
Cedar Fair L.P. 5.250%, 07/15/29 (144A)	524,000	442,780
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	632,000	549,840
5.500%, 04/01/27 (144A)	2,084,000	1,964,170
Cirsa Finance International Sarl 7.875%, 12/20/23 (144A)	200,000	166,590
CPUK Finance, Ltd.
4.250%, 02/28/47 (GBP)	100,000	99,675
4.875%, 02/28/47 (GBP)	100,000	98,368
Eldorado Resorts, Inc. 6.000%, 09/15/26	259,000	233,748
LHMC Finco 2 Sarl 7.250%, PIK, 10/02/25 (EUR) (b)	100,000	41,910
Lions Gate Capital Holdings LLC
5.875%, 11/01/24 (144A)	367,000	312,614
6.375%, 02/01/24 (144A)	54,000	47,520
Live Nation Entertainment, Inc.
4.750%, 10/15/27 (144A) (a)	310,000	277,450
4.875%, 11/01/24 (144A)	67,000	60,994
Motion Bondco DAC 6.625%, 11/15/27 (144A)	200,000	140,000
Scientific Games International, Inc.
3.375%, 02/15/26 (EUR)	200,000	169,935
5.000%, 10/15/25 (144A)	1,271,000	1,105,770
7.000%, 05/15/28 (144A)	442,000	271,830
7.250%, 11/15/29 (144A) (a)	290,000	179,481
8.250%, 03/15/26 (144A)	1,744,000	1,116,352
Six Flags Entertainment Corp.
4.875%, 07/31/24 (144A)	619,000	524,602
5.500%, 04/15/27 (144A)	673,000	567,002
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/14 (144A) †(c)(d)(f)	283,116	0
William Hill plc 4.750%, 05/01/26 (GBP)	200,000	189,458
WMG Acquisition Corp.
4.125%, 11/01/24 (EUR)	90,000	99,261
5.500%, 04/15/26 (144A)	373,000	364,608
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	900,000	819,000

		10,399,584

Environmental Control—0.9%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 (144A)	336,000	340,200

Environmental Control—(Continued)
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	395,000	386,666
5.125%, 07/15/29 (144A)	516,000	479,880
GFL Environmental, Inc.
5.125%, 12/15/26 (144A)	956,000	932,100
7.000%, 06/01/26 (144A)	1,359,000	1,315,396
8.500%, 05/01/27 (144A)	973,000	977,573
Tervita Corp. 7.625%, 12/01/21 (144A)	400,000	280,000
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	982,000	911,100

		5,622,915

Food—3.1%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
4.625%, 01/15/27 (144A)	1,345,000	1,338,275
4.875%, 02/15/30 (144A)	542,000	536,580
5.750%, 03/15/25	86,000	85,893
5.875%, 02/15/28 (144A)	852,000	867,166
6.625%, 06/15/24	253,000	256,795
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A)	1,038,000	944,580
General Mills, Inc. 2.875%, 04/15/30	60,000	59,880
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.750%, 06/15/25 (144A)	2,126,000	2,147,260
5.875%, 07/15/24 (144A)	437,000	442,463
6.500%, 04/15/29 (144A)	1,830,000	1,963,041
6.750%, 02/15/28 (144A)	478,000	510,265
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 5.500%, 01/15/30 (144A)	1,091,000	1,126,458
Kraft Heinz Foods Co.
4.375%, 06/01/46	922,000	831,562
4.625%, 10/01/39 (144A)	244,000	218,731
4.875%, 10/01/49 (144A)	2,372,000	2,159,394
5.000%, 07/15/35	257,000	256,279
5.000%, 06/04/42	314,000	297,630
5.200%, 07/15/45	765,000	736,291
6.500%, 02/09/40	365,000	399,191
6.875%, 01/26/39 (a)	547,000	627,435
Nomad Foods Bondco plc 3.250%, 05/15/24 (EUR)	100,000	103,628
Picard Groupe SAS 3.000%, 3M EURIBOR + 3.000%, 11/30/23 (EUR) (e)	100,000	102,849
Post Holdings, Inc.
4.625%, 04/15/30 (144A)	928,000	888,560
5.000%, 08/15/26 (144A)	56,000	57,632
5.500%, 12/15/29 (144A)	611,000	633,790
5.750%, 03/01/27 (144A)	2,000	2,049
Simmons Foods, Inc. 7.750%, 01/15/24 (144A)	590,000	590,000
Sysco Corp.
5.650%, 04/01/25	300,000	312,371
5.950%, 04/01/30	368,000	387,500

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Sysco Corp.
6.600%, 04/01/40	435,000	$466,674
6.600%, 04/01/50	435,000	472,672

		19,822,894

Food Service—0.2%
Aramark International Finance Sarl 3.125%, 04/01/25 (EUR)	100,000	92,299
Aramark Services, Inc.
4.750%, 06/01/26	275,000	259,133
5.000%, 04/01/25 (144A)	160,000	151,456
5.000%, 02/01/28 (144A) (a)	785,000	730,537

		1,233,425

Hand/Machine Tools—0.2%
Colfax Corp. 6.000%, 02/15/24 (144A)	814,000	809,930
6.375%, 02/15/26 (144A)	593,000	584,105

		1,394,035

Healthcare-Products—1.6%
Avantor, Inc.
4.750%, 10/01/24 (EUR)	107,000	112,346
6.000%, 10/01/24 (144A)	3,204,000	3,356,831
9.000%, 10/01/25 (144A)	2,171,000	2,285,411
Hologic, Inc.
4.375%, 10/15/25 (144A)	34,000	33,670
4.625%, 02/01/28 (144A)	620,000	613,800
Immucor, Inc. 11.125%, 02/15/22 (144A)	216,000	194,400
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
6.625%, 05/15/22 (144A)	949,000	896,805
7.250%, 02/01/28 (144A)	2,643,000	2,272,716
Teleflex, Inc.
4.625%, 11/15/27	28,000	27,969
4.875%, 06/01/26	391,000	381,225

		10,175,173

Healthcare-Services—6.0%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	4,000	3,812
AHP Health Partners, Inc. 9.750%, 07/15/26 (144A) (a)	392,000	339,218
Catalent Pharma Solutions, Inc.
2.375%, 03/01/28 (EUR)	186,000	189,307
4.875%, 01/15/26 (144A)	564,000	547,080
5.000%, 07/15/27 (144A)	752,000	729,440
Centene Corp.
3.375%, 02/15/30 (144A)	1,011,000	940,230
4.250%, 12/15/27 (144A)	1,710,000	1,713,249
4.625%, 12/15/29 (144A)	3,405,000	3,422,025
4.750%, 01/15/25	108,000	109,350

Healthcare-Services—(Continued)
Centene Corp.
5.250%, 04/01/25 (144A)	677,000	687,155
5.375%, 06/01/26 (144A)	732,000	754,041
5.375%, 08/15/26 (144A)	1,247,000	1,271,940
Charles River Laboratories International, Inc.
4.250%, 05/01/28 (144A)	536,000	516,650
5.500%, 04/01/26 (144A)	669,000	682,380
CHS/Community Health Systems, Inc.
6.625%, 02/15/25 (144A)	589,000	544,825
8.000%, 03/15/26 (144A)	2,270,000	2,156,500
8.625%, 01/15/24 (144A)	1,653,000	1,631,825
HCA, Inc.
3.500%, 09/01/30	3,426,000	3,110,402
5.375%, 02/01/25	826,000	840,447
5.625%, 09/01/28	1,305,000	1,365,943
5.875%, 02/15/26	65,000	67,691
5.875%, 02/01/29	974,000	1,030,005
IQVIA, Inc.
3.250%, 03/15/25 (EUR)	525,000	564,556
3.250%, 03/15/25 (144A) (EUR)	150,000	161,302
3.500%, 10/15/24 (EUR)	100,000	106,915
5.000%, 10/15/26 (144A)	299,000	304,980
5.000%, 05/15/27 (144A)	1,142,000	1,167,695
LifePoint Health, Inc. 4.375%, 02/15/27 (144A)	161,000	151,662
MEDNAX, Inc.
5.250%, 12/01/23 (144A)	358,000	291,770
6.250%, 01/15/27 (144A)	800,000	642,000
Molina Healthcare, Inc.
4.875%, 06/15/25 (144A)	498,000	485,550
5.375%, 11/15/22	372,000	368,280
Polaris Intermediate Corp. 8.500%, PIK, 12/01/22 (144A) (b)	930,698	721,291
Radiology Partners, Inc. 9.250%, 02/01/28 (144A) (a)	300,000	259,725
Surgery Center Holdings, Inc.
6.750%, 07/01/25 (144A)	1,440,000	1,036,800
10.000%, 04/15/27 (144A)	510,000	357,000
Tenet Healthcare Corp.
4.625%, 07/15/24	1,415,000	1,347,787
4.625%, 09/01/24 (144A)	707,000	677,165
4.875%, 01/01/26 (144A)	3,353,000	3,193,732
5.125%, 11/01/27 (144A)	1,970,000	1,881,350
6.250%, 02/01/27 (144A)	620,000	604,500
8.125%, 04/01/22	1,310,000	1,237,950

		38,215,525

Home Builders—1.4%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.625%, 01/15/28 (144A)	145,000	114,550
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
4.875%, 02/15/30 (144A)	646,000	490,766
6.250%, 09/15/27 (144A)	405,000	351,297

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	$260,032
K Hovnanian Enterprises, Inc. 7.750%, 02/15/26 (144A)	710,000	725,975
Lennar Corp.
4.750%, 11/29/27	1,153,000	1,150,117
4.875%, 12/15/23	139,000	136,220
5.250%, 06/01/26	881,000	876,331
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	445,000	382,700
5.250%, 12/15/27 (144A)	310,000	288,300
MDC Holdings, Inc. 6.000%, 01/15/43	268,000	253,394
Meritage Homes Corp. 5.125%, 06/06/27 (a)	129,000	121,260
PulteGroup, Inc.
5.000%, 01/15/27	54,000	53,786
6.000%, 02/15/35	583,000	587,372
6.375%, 05/15/33	424,000	428,537
7.875%, 06/15/32	47,000	51,700
Shea Homes L.P. / Shea Homes Funding Corp. 4.750%, 02/15/28 (144A)	387,000	330,401
Taylor Morrison Communities, Inc. 5.875%, 06/15/27 (144A)	353,000	327,856
TRI Pointe Group, Inc.
4.875%, 07/01/21	288,000	267,509
5.250%, 06/01/27	174,000	154,808
5.875%, 06/15/24	107,000	99,401
Williams Scotsman International, Inc.
6.875%, 08/15/23 (144A)	1,100,000	1,001,000
7.875%, 12/15/22 (144A)	111,000	108,281

		8,561,593

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26	14,000	12,252

Household Products/Wares—0.0%
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A)	170,000	144,500
5.750%, 07/15/25	162,000	151,470

		295,970

Insurance—1.2%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 02/15/24 (144A)	469,000	456,829
Aflac, Inc. 3.600%, 04/01/30	685,000	693,431
AIA Group, Ltd. 3.375%, 04/07/30	295,000	297,372
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750%, 10/15/27 (144A) (a)	2,110,000	1,975,804
AmWINS Group, Inc. 7.750%, 07/01/26 (144A)	371,000	362,187

Insurance—(Continued)
Ardonagh Midco 3 plc 8.625%, 07/15/23 (144A) † (a)	630,000	560,700
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (e)	100,000	119,682
Galaxy Bidco, Ltd. 6.500%, 07/31/26 (GBP)	100,000	112,037
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	611,000	562,120
HUB International, Ltd. 7.000%, 05/01/26 (144A)	2,634,000	2,607,660

		7,747,822

Internet — 1.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/01/27 (144A)	444,000	448,085
Match Group, Inc. 4.125%, 08/01/30 (144A)	514,000	459,387
Netflix, Inc.
3.625%, 06/15/30 (EUR)	118,000	126,889
4.875%, 04/15/28 (a)	51,000	52,020
4.875%, 06/15/30 (144A)	1,075,000	1,091,286
5.375%, 11/15/29 (144A)	995,000	1,039,775
5.875%, 11/15/28	2,015,000	2,156,050
Twitter, Inc. 3.875%, 12/15/27 (144A)	262,000	252,011
Uber Technologies, Inc.
7.500%, 11/01/23 (144A)	573,000	556,561
7.500%, 09/15/27 (144A)	353,000	348,482
8.000%, 11/01/26 (144A)	390,000	384,565
United Group B.V. 4.875%, 07/01/24 (EUR)	100,000	99,537

		7,014,648

Investment Companies—0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.750%, 09/15/24	254,000	233,045
5.250%, 05/15/27	1,186,000	1,095,568
6.250%, 05/15/26	728,000	687,960
6.375%, 12/15/25	314,000	296,730
6.750%, 02/01/24	50,000	48,250
Owl Rock Capital Corp.
3.750%, 07/22/25	1,425,000	1,182,272
4.000%, 03/30/25	265,000	204,367
5.250%, 04/15/24	196,000	190,138

		3,938,330

Iron/Steel—0.2%
Allegheny Technologies, Inc. 5.875%, 12/01/27	408,000	339,660
Big River Steel LLC / BRS Finance Corp. 7.250%, 09/01/25 (144A)	507,000	461,370
thyssenKrupp AG
1.875%, 03/06/23 (EUR)	43,000	41,496
2.875%, 02/22/24 (EUR)	181,000	175,670

		1,018,196

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—0.0%
Pinnacle Bidco plc 6.375%, 02/15/25 (GBP)	100,000	$83,221

Lodging—1.2%
Hilton Domestic Operating Co., Inc.
4.250%, 09/01/24	94,000	87,890
4.875%, 01/15/30	2,738,000	2,327,300
5.125%, 05/01/26	728,000	697,060
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	342,950
Las Vegas Sands Corp.
2.900%, 06/25/25	117,000	104,758
3.500%, 08/18/26	105,000	96,062
3.900%, 08/08/29	67,000	57,960
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	86,000	74,820
MGM Resorts International
5.750%, 06/15/25	61,000	54,595
6.000%, 03/15/23	859,000	828,935
7.750%, 03/15/22	1,606,000	1,590,775
NH Hotel Group S.A. 3.750%, 10/01/23 (EUR)	89,921	81,261
Station Casinos LLC 4.500%, 02/15/28 (144A)	422,000	341,820
Wyndham Destinations, Inc.
5.400%, 04/01/24	19,000	16,055
5.750%, 04/01/27	150,000	125,250
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/26 (144A)	384,000	334,080
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A) (a)	426,000	385,530

		7,547,101

Machinery-Construction & Mining—0.2%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A)	1,009,000	968,640
Manitowoc Co., Inc (The) 9.000%, 04/01/26 (144A)	108,000	95,580
Terex Corp. 5.625%, 02/01/25 (144A)	402,000	377,920

		1,442,140

Machinery-Diversified—0.7%
Deere & Co. 3.750%, 04/15/50	150,000	174,829
Husky III Holding, Ltd. 13.000%, PIK, 02/15/25 (144A) (b)	632,000	464,191
Mueller Water Products, Inc. 5.500%, 06/15/26 (144A)	831,000	803,993
Platin 1426 GmbH 5.375%, 06/15/23 (EUR)	100,000	84,151
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	1,163,000	1,087,405
SPX FLOW, Inc.
5.625%, 08/15/24 (144A)	383,000	371,510
5.875%, 08/15/26 (144A)	110,000	105,600

Machinery-Diversified—(Continued)
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	365,000	360,589
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,334,000	1,113,890

		4,566,158

Media—7.1%
Altice Financing S.A.
2.250%, 01/15/25 (EUR)	100,000	97,728
3.000%, 01/15/28 (EUR)	148,000	143,511
5.000%, 01/15/28 (144A)	792,000	700,920
7.500%, 05/15/26 (144A)	2,140,000	2,081,150
AMC Networks, Inc. 4.750%, 08/01/25	595,000	578,638
Block Communications, Inc. 4.875%, 03/01/28 (144A)	285,000	265,050
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, 03/01/23 (144A)	31,000	30,884
4.500%, 08/15/30 (144A)	2,402,000	2,353,960
4.500%, 05/01/32 (144A)	2,824,000	2,753,965
4.750%, 03/01/30 (144A)	740,000	738,150
5.000%, 02/01/28 (144A)	950,000	953,809
5.375%, 06/01/29 (144A)	1,312,000	1,348,211
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27 (144A) (a)	3,953,000	3,701,589
9.250%, 02/15/24 (144A)	1,459,000	1,254,740
Comcast Corp. 3.750%, 04/01/40	255,000	281,824
CSC Holdings LLC
5.250%, 06/01/24	264,000	264,657
5.375%, 07/15/23 (144A)	1,246,000	1,258,460
5.375%, 02/01/28 (144A)	600,000	612,000
5.500%, 05/15/26 (144A)	927,000	958,842
5.750%, 01/15/30 (144A)	1,209,000	1,219,228
6.500%, 02/01/29 (144A)	2,194,000	2,366,207
6.625%, 10/15/25 (144A)	301,000	316,444
7.750%, 07/15/25 (144A)	1,518,000	1,578,720
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	1,435,000	1,165,966
DISH DBS Corp.
5.000%, 03/15/23	1,456,000	1,397,833
5.875%, 07/15/22	2,130,000	2,074,237
6.750%, 06/01/21	640,000	648,960
7.750%, 07/01/26	441,000	453,128
Entercom Media Corp. 6.500%, 05/01/27 (144A)	484,000	419,870
Fox Corp. 3.050%, 04/07/25	40,000	39,938
GCI LLC 6.625%, 06/15/24 (144A)	331,000	327,690
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	168,000	151,200
LCPR Senior Secured Financing DAC 6.750%, 10/15/27 (144A)	800,000	788,000

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Meredith Corp. 6.875%, 02/01/26 (a)	128,000	$110,080
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	354,367
NBCUniversal Enterprise, Inc. 5.250%, 12/31/49 (144A)	255,000	255,000
Radiate Holdco LLC / Radiate Finance, Inc.
6.625%, 02/15/25 (144A)	293,000	249,050
6.875%, 02/15/23 (144A)	252,000	229,320
Sirius XM Radio, Inc.
4.625%, 07/15/24 (144A)	329,000	333,912
5.000%, 08/01/27 (144A)	957,000	971,259
5.500%, 07/01/29 (144A)	881,000	898,620
Summer BidCo B.V. 9.000%, 9.750% PIK, 11/15/25 (EUR) (b)	100,000	98,599
TEGNA, Inc. 5.500%, 09/15/24 (144A)	158,000	150,100
Tele Columbus AG 3.875%, 05/02/25 (EUR)	100,000	91,265
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	744,000
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	906,000	772,365
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	99,802
Videotron, Ltd. 5.125%, 04/15/27 (144A)	676,000	676,000
Virgin Media Finance plc 5.750%, 01/15/25 (144A)	1,439,000	1,395,830
Virgin Media Receivables Financing Notes I DAC 5.500%, 09/15/24 (GBP)	113,000	135,921
Virgin Media Secured Finance plc
4.875%, 01/15/27 (GBP)	100,000	114,584
5.500%, 05/15/29 (144A)	988,000	988,000
6.250%, 03/28/29 (GBP)	90,000	110,857
Ziggo B.V.
4.250%, 01/15/27 (EUR)	90,000	98,368
4.875%, 01/15/30 (144A) (a)	380,000	370,095
5.500%, 01/15/27 (144A)	1,008,000	1,008,000
Ziggo Bond Co. B.V.
5.125%, 02/28/30 (144A)	503,000	492,940
6.000%, 01/15/27 (144A)	651,000	631,470

		44,705,313

Metal Fabricate/Hardware—0.2%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A)	561,000	499,290
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	730,000	680,944

		1,180,234

Mining—2.7%
Anglo American Capital plc
5.375%, 04/01/25	840,000	848,968
5.625%, 04/01/30 (144A)	1,240,000	1,258,804

Mining—(Continued)
Arconic Corp. 6.125%, 02/15/28 (144A)	499,000	510,228
Constellium SE
5.875%, 02/15/26 (144A)	2,404,000	2,091,480
6.625%, 03/01/25 (144A)	1,168,000	1,051,200
Freeport-McMoRan, Inc.
3.550%, 03/01/22	166,000	159,247
3.875%, 03/15/23	1,620,000	1,543,050
4.250%, 03/01/30	869,000	754,987
5.450%, 03/15/43	4,664,000	4,174,280
Kaiser Aluminum Corp. 4.625%, 03/01/28 (144A)	310,000	275,125
New Gold, Inc.
6.250%, 11/15/22 (144A)	755,000	733,294
6.375%, 05/15/25 (144A)	485,000	450,747
Novelis Corp.
4.750%, 01/30/30 (144A)	1,849,000	1,645,610
5.875%, 09/30/26 (144A)	1,891,000	1,855,761

		17,352,781

Miscellaneous Manufacturing—0.2%
3M Co. 3.700%, 04/15/50	325,000	363,673
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	329,818
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	156,688
Gates Global LLC / Gates Corp. 6.250%, 01/15/26 (144A)	698,000	617,730

		1,467,909

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 5.000%, 09/01/25	365,000	376,059
5.500%, 12/01/24	161,000	167,809
Xerox Corp. 4.800%, 03/01/35	435,000	352,350

		896,218

Oil & Gas—3.1%
Apache Corp. 3.250%, 04/15/22	23,000	17,706
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.000%, 04/01/22 (144A)	1,177,000	629,695
Baytex Energy Corp. 8.750%, 04/01/27 (144A)	625,000	238,437
Callon Petroleum Co.
6.125%, 10/01/24	529,000	93,898
6.250%, 04/15/23 (a)	448,000	106,400
6.375%, 07/01/26	294,000	47,040
8.250%, 07/15/25	647,000	103,520
Centennial Resource Production LLC 6.875%, 04/01/27 (144A)	428,000	104,860
Chesapeake Energy Corp. 11.500%, 01/01/25 (144A)	1,184,000	189,440

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Cimarex Energy Co. 4.375%, 06/01/24	39,000	$30,738
CNX Resources Corp. 5.875%, 04/15/22	1,601,000	1,464,915
Comstock Resources, Inc.
7.500%, 05/15/25 (144A)	619,000	433,300
9.750%, 08/15/26	278,000	197,380
Continental Resources, Inc. 5.000%, 09/15/22	54,000	33,476
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	2,625,000	1,365,000
CVR Energy, Inc.
5.250%, 02/15/25 (144A)	496,000	385,640
5.750%, 02/15/28 (144A)	165,000	123,338
Denbury Resources, Inc. 9.000%, 05/15/21 (144A)	516,000	150,930
Diamondback Energy, Inc. 3.500%, 12/01/29	83,000	58,533
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	1,091,000	753,019
5.750%, 01/30/28 (144A)	813,000	552,840
EnQuest plc 7.000%, PIK, 10/15/23 (144A) (b)	17,000	4,080
EQT Corp.
3.900%, 10/01/27 (a)	136,000	93,799
7.000%, 02/01/30	40,000	29,801
Extraction Oil & Gas, Inc.
5.625%, 02/01/26 (144A)	1,071,000	176,715
7.375%, 05/15/24 (144A)	969,000	171,998
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	842,000	538,880
Indigo Natural Resources LLC 6.875%, 02/15/26 (144A)	963,000	635,580
Ithaca Energy North Sea plc 9.375%, 07/15/24 (144A)	200,000	94,000
Matador Resources Co. 5.875%, 09/15/26	504,000	140,944
MEG Energy Corp.
6.500%, 01/15/25 (144A)	1,291,000	816,557
7.000%, 03/31/24 (144A)	101,000	46,586
7.125%, 02/01/27 (144A)	703,000	349,742
Murphy Oil Corp.
5.750%, 08/15/25	51,000	27,290
5.875%, 12/01/42	64,000	26,234
Nabors Industries, Inc. 4.625%, 09/15/21	46,000	29,142
Nabors Industries, Ltd.
7.250%, 01/15/26 (144A)	376,000	127,840
7.500%, 01/15/28 (144A)	342,000	109,440
Neptune Energy Bondco plc 6.625%, 05/15/25 (144A)	400,000	224,000
Occidental Petroleum Corp.
2.600%, 08/13/21	473,000	378,501
2.700%, 08/15/22	343,000	244,398
4.100%, 02/01/21	310,000	262,276
4.850%, 03/15/21	248,000	207,750

Oil & Gas—(Continued)
Pacific Drilling S.A. 8.375%, 10/01/23 (144A)	720,000	194,400
Parkland Fuel Corp. 5.875%, 07/15/27 (144A)	473,000	443,390
Parsley Energy LLC / Parsley Finance Corp.
4.125%, 02/15/28 (144A)	525,000	357,000
5.250%, 08/15/25 (144A)	43,000	32,680
5.375%, 01/15/25 (144A)	279,000	215,522
5.625%, 10/15/27 (144A)	477,000	336,285
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 (144A)	226,000	151,985
7.250%, 06/15/25	282,000	189,025
PDC Energy, Inc.
5.750%, 05/15/26	281,000	157,121
6.125%, 09/15/24	358,000	191,083
6.250%, 12/01/25	246,000	120,503
QEP Resources, Inc.
5.250%, 05/01/23 (a)	175,000	64,750
5.375%, 10/01/22	1,021,000	479,870
5.625%, 03/01/26 (a)	419,000	152,935
6.875%, 03/01/21	130,000	66,300
Range Resources Corp.
5.000%, 08/15/22 (a)	441,000	330,618
5.000%, 03/15/23 (a)	431,000	319,065
5.875%, 07/01/22	176,000	126,720
Repsol International Finance B.V. 3.875%, 6Y EUR Swap + 3.560%, 03/25/21 (EUR) (e)	100,000	106,430
SM Energy Co.
5.000%, 01/15/24	554,000	163,430
5.625%, 06/01/25 (a)	250,000	68,128
6.125%, 11/15/22	152,000	64,315
6.625%, 01/15/27 (a)	64,000	18,628
6.750%, 09/15/26	106,000	31,800
Southwestern Energy Co. 4.100%, 03/15/22	472,000	354,000
Sunoco L.P. / Sunoco Finance Corp.
4.875%, 01/15/23	435,000	420,066
5.500%, 02/15/26	73,000	63,165
5.875%, 03/15/28	282,000	234,060
6.000%, 04/15/27	294,000	252,840
Transocean, Inc.
6.500%, 11/15/20	65,000	51,675
8.000%, 02/01/27 (144A)	680,000	323,000
8.375%, 12/15/21	72,000	41,764
Viper Energy Partners L.P. 5.375%, 11/01/27 (144A)	296,000	248,640
WPX Energy, Inc. 4.500%, 01/15/30	978,000	531,054
5.250%, 09/15/24	248,000	151,280
5.250%, 10/15/27	280,000	154,000
5.750%, 06/01/26	97,000	55,290
8.250%, 08/01/23	91,000	66,885

		19,145,360

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.2%
Apergy Corp. 6.375%, 05/01/26	518,000	$398,860
Archrock Partners L.P. / Archrock Partners Finance Corp. 6.875%, 04/01/27 (144A)	445,000	315,994
U.S.A. Compression Partners L.P. / U.S.A. Compression Finance Corp. 6.875%, 04/01/26	541,000	338,125
6.875%, 09/01/27	631,000	391,220

		1,444,199

Packaging & Containers—2.5%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (b)	1,760,000	1,511,664
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.125%, 08/15/26 (144A)	546,000	543,270
4.750%, 07/15/27 (144A) (GBP)	151,000	171,146
4.750%, 07/15/27 (GBP)	100,000	113,342
5.250%, 08/15/27 (144A)	200,000	205,000
Berry Global, Inc. 4.875%, 07/15/26 (144A)	437,000	441,370
Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 09/30/26	349,000	343,765
4.750%, 02/01/26	1,120,000	1,147,664
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	80,975
Crown European Holdings S.A. 2.250%, 02/01/23 (144A) (EUR)	100,000	107,914
3.375%, 05/15/25 (EUR)	128,000	139,461
Graphic Packaging International LLC 3.500%, 03/15/28 (144A)	272,000	244,718
4.750%, 07/15/27 (144A)	197,000	192,666
Intertape Polymer Group, Inc. 7.000%, 10/15/26 (144A)	273,000	260,715
LABL Escrow Issuer LLC 6.750%, 07/15/26 (144A)	671,000	617,320
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	2,737,000	2,518,040
OI European Group B.V. 2.875%, 02/15/25 (EUR)	100,000	102,128
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	214,000	212,393
7.000%, 07/15/24 (144A)	617,000	627,026
Sealed Air Corp. 5.125%, 12/01/24 (144A)	106,000	106,530
Silgan Holdings, Inc. 2.250%, 06/01/28 (EUR)	100,000	97,717
4.125%, 02/01/28 (144A)	476,000	439,110
Trivium Packaging Finance B.V. 3.750%, 08/15/26 (EUR)	128,000	128,395
5.500%, 08/15/26 (144A)	2,490,000	2,477,550
8.500%, 08/15/27 (144A)	2,786,000	2,799,930

		15,629,809

Pharmaceuticals—2.1%
Bausch Health Americas, Inc. 8.500%, 01/31/27 (144A)	1,101,000	1,150,545

Pharmaceuticals—(Continued)
Bausch Health Cos., Inc. 4.500%, 05/15/23 (EUR)	1,217,000	1,284,405
5.000%, 01/30/28 (144A)	321,000	303,891
5.250%, 01/30/30 (144A)	268,000	250,580
5.500%, 03/01/23 (144A)	932,000	913,360
5.500%, 11/01/25 (144A)	301,000	304,100
5.750%, 08/15/27 (144A)	770,000	792,792
5.875%, 05/15/23 (144A)	44,000	43,560
6.125%, 04/15/25 (144A)	243,000	239,355
7.000%, 03/15/24 (144A)	442,000	453,050
7.000%, 01/15/28 (144A)	282,000	292,434
7.250%, 05/30/29 (144A)	1,713,000	1,777,751
9.000%, 12/15/25 (144A)	1,452,000	1,530,698
Bayer AG 3.750%, 5Y EUR Swap + 2.550%, 07/01/74 (EUR) (e)	100,000	103,882
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (EUR)	100,000	100,915
Elanco Animal Health, Inc. 5.650%, 08/28/28	348,000	367,245
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.000%, 07/15/23 (144A)	426,000	308,586
Nidda Bond Co. GmbH 7.250%, 09/30/25 (EUR)	175,000	170,077
Nidda Healthcare Holding GmbH 3.500%, 09/30/24 (EUR)	100,000	101,743
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A) (a)	2,022,000	2,011,890
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	155,496
Vizient, Inc. 6.250%, 05/15/27 (144A)	834,000	832,261

		13,488,616

Pipelines—2.0%
Buckeye Partners L.P. 3.950%, 12/01/26	110,000	90,167
4.125%, 03/01/25 (144A)	480,000	404,640
4.500%, 03/01/28 (144A)	699,000	573,180
5.600%, 10/15/44	367,000	231,210
5.850%, 11/15/43	281,000	188,186
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	236,000	211,249
Cheniere Energy Partners L.P. 4.500%, 10/01/29 (144A) (a)	865,000	769,850
5.250%, 10/01/25	11,000	10,230
5.625%, 10/01/26	732,000	680,760
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 5.625%, 05/01/27 (144A)	892,000	490,341
DCP Midstream Operating L.P.
5.125%, 05/15/29	248,000	156,228
5.375%, 07/15/25	226,000	153,115
6.450%, 11/03/36 (144A)	620,000	297,414
6.750%, 09/15/37 (144A)	949,000	512,460
EnLink Midstream LLC 5.375%, 06/01/29	178,000	92,560

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
EnLink Midstream Partners L.P. 4.150%, 06/01/25	39,000	$18,903
4.400%, 04/01/24	429,000	216,516
4.850%, 07/15/26	55,000	27,044
5.050%, 04/01/45	62,000	22,611
5.600%, 04/01/44	375,000	126,563
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.625%, 06/15/24	316,000	221,200
6.000%, 05/15/23	519,000	376,457
6.500%, 10/01/25	227,000	164,076
7.750%, 02/01/28	344,000	239,493
Hess Midstream Operation Co. 5.625%, 02/15/26 (144A)	298,000	210,407
Hess Midstream Partners L.P. 5.125%, 06/15/28 (144A)	325,000	228,410
Holly Energy Partners L.P. / Holly Energy Finance Corp. 5.000%, 02/01/28 (144A)	448,000	375,200
MPLX L.P. 6.375%, 05/01/24 (144A)	228,000	216,688
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	691,000	688,434
NuStar Logistics L.P. 6.000%, 06/01/26	239,000	176,860
Sabine Pass Liquefaction LLC 6.250%, 03/15/22	130,000	126,093
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.500%, 09/15/24 (144A)	834,000	458,700
5.500%, 01/15/28 (144A)	91,000	47,320
6.000%, 03/01/27 (144A)	224,000	118,720
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.000%, 01/15/28	1,223,000	985,817
5.125%, 02/01/25	314,000	267,654
5.375%, 02/01/27	22,000	18,106
5.500%, 03/01/30 (144A)	735,000	571,462
5.875%, 04/15/26	102,000	84,915
6.500%, 07/15/27	579,000	493,598
6.875%, 01/15/29	1,591,000	1,280,755

		12,623,592

Real Estate—0.3%
ADLER Real Estate AG 1.875%, 04/27/23 (EUR)	100,000	99,813
3.000%, 04/27/26 (EUR)	100,000	95,612
Citycon Oyj 4.496%, 5Y EUR Swap + 4.711%, 11/24/24 (EUR) (e)	100,000	81,173
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	500,000	430,000
Greystar Real Estate Partners LLC 5.750%, 12/01/25 (144A)	211,000	190,968
Heimstaden Bostad AB 3.248%, 5Y EUR Swap + 3.667%, 11/19/24 (EUR) (e)	100,000	89,059
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A)	202,000	195,435

Real Estate—(Continued)
Newmark Group, Inc. 6.125%, 11/15/23	230,000	233,943
Peach Property Finance GmbH 3.500%, 02/15/23 (EUR)	100,000	104,990
Summit Properties, Ltd. 2.000%, 01/31/25 (EUR)	100,000	92,574
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (c)(d)(f)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	400,000	555,622

		2,169,189

Real Estate Investment Trusts—4.1%
Brookfield Property REIT, Inc. 5.750%, 05/15/26 (144A)	364,000	295,342
Crown Castle International Corp. 3.300%, 07/01/30	355,000	352,085
4.150%, 07/01/50	275,000	271,975
GLP Capital L.P. / GLP Financing II, Inc. 3.350%, 09/01/24	230,000	203,550
4.000%, 01/15/30	1,065,000	895,452
5.250%, 06/01/25	279,000	258,075
5.375%, 04/15/26	229,000	202,986
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	111,804
Iron Mountain, Inc. 3.000%, 01/15/25 (EUR)	110,000	106,558
4.875%, 09/15/27 (144A)	443,000	429,710
4.875%, 09/15/29 (144A)	627,000	588,991
iStar, Inc. 5.250%, 09/15/22	162,000	149,445
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.250%, 02/01/27 (144A)	1,751,000	1,383,290
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.500%, 09/01/26	1,199,000	995,170
4.500%, 01/15/28	1,764,000	1,499,400
5.625%, 05/01/24	170,000	163,200
5.750%, 02/01/27	1,076,000	936,120
MPT Operating Partnership L.P. / MPT Finance Corp. 4.625%, 08/01/29	1,177,000	1,082,840
5.000%, 10/15/27	2,210,000	2,143,700
Ryman Hospitality Properties, Inc. 4.750%, 10/15/27 (144A)	1,076,000	807,000
SBA Communications Corp. 3.875%, 02/15/27 (144A)	1,502,000	1,505,755
4.875%, 09/01/24	3,284,000	3,329,155
Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.875%, 02/15/25 (144A)	1,062,000	987,660
Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC 6.000%, 04/15/23 (144A)	501,000	455,910
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A)	866,000	799,968
3.750%, 02/15/27 (144A)	920,000	867,100

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
VICI Properties L.P. / VICI Note Co., Inc.
4.125%, 08/15/30 (144A)	2,295,000	$2,174,513
4.250%, 12/01/26 (144A)	2,430,000	2,229,525
4.625%, 12/01/29 (144A)	938,000	853,580

		26,079,859

Retail—2.5%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	837,000	795,150
4.250%, 05/15/24 (144A)	27,000	26,932
4.375%, 01/15/28 (144A)	636,000	587,600
5.000%, 10/15/25 (144A)	2,843,000	2,715,037
Asbury Automotive Group, Inc. 4.500%, 03/01/28 (144A)	197,000	167,450
4.750%, 03/01/30 (144A)	197,000	167,450
B&M European Value Retail S.A. 4.125%, 02/01/22 (GBP)	100,000	109,889
Beacon Roofing Supply, Inc. 4.500%, 11/15/26 (144A)	188,000	173,486
4.875%, 11/01/25 (144A)	38,000	34,295
Dufry One B.V. 2.000%, 02/15/27 (EUR)	100,000	85,939
eG Global Finance plc 3.625%, 02/07/24 (EUR)	100,000	83,554
6.250%, 10/30/25 (EUR)	180,000	157,824
6.750%, 02/07/25 (144A)	660,000	541,200
8.500%, 10/30/25 (144A)	525,000	467,250
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	2,785,000	1,754,244
Group 1 Automotive, Inc. 5.250%, 12/15/23 (144A)	101,000	103,651
Home Depot, Inc. (The) 2.700%, 04/15/30	140,000	142,679
3.300%, 04/15/40	235,000	241,009
3.350%, 04/15/50	80,000	86,989
IRB Holding Corp. 6.750%, 02/15/26 (144A)	160,000	126,066
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/26 (144A)	618,000	617,135
L Brands, Inc. 6.750%, 07/01/36	153,000	110,160
6.875%, 11/01/35	822,000	608,280
McDonald’s Corp. 4.200%, 04/01/50	140,000	155,110
Murphy Oil USA, Inc. 4.750%, 09/15/29	351,000	329,062
Penske Automotive Group, Inc. 5.500%, 05/15/26	231,000	210,436
PetSmart, Inc. 5.875%, 06/01/25 (144A)	753,000	741,705
7.125%, 03/15/23 (144A)	556,000	523,752
SRS Distribution, Inc. 8.250%, 07/01/26 (144A)	598,000	538,200
Staples, Inc. 7.500%, 04/15/26 (144A)	1,949,000	1,705,387

Retail—(Continued)
Superior Plus L.P. / Superior General Partner, Inc. 7.000%, 07/15/26 (144A)	440,000	429,000
Yum! Brands, Inc. 4.750%, 01/15/30 (144A)	650,000	605,410
5.350%, 11/01/43	14,000	11,900
7.750%, 04/01/25 (144A)	744,000	781,200

		15,934,431

Semiconductors—0.2%
Entegris, Inc. 4.625%, 02/10/26 (144A)	274,000	260,300
Infineon Technologies AG 2.875%, 5Y EUR Swap + 3.388%, 01/01/25 (EUR) (e)	100,000	103,186
NVIDIA Corp. 2.850%, 04/01/30	60,000	62,360
3.500%, 04/01/40	150,000	159,576
3.500%, 04/01/50	165,000	180,135
3.700%, 04/01/60	105,000	113,738
Qorvo, Inc. 4.375%, 10/15/29 (144A)	65,000	60,450
5.500%, 07/15/26	460,000	480,815

		1,420,560

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/30 (144A)	875,000	905,911

Software—6.7%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	1,549,000	1,533,510
Ascend Learning LLC 6.875%, 08/01/25 (144A)	1,759,000	1,706,230
Camelot Finance S.A. 4.500%, 11/01/26 (144A)	1,300,000	1,261,000
Castle U.S. Holding Corp. 9.500%, 02/15/28 (144A)	729,000	692,550
CDK Global, Inc.
4.875%, 06/01/27	1,254,000	1,285,350
5.250%, 05/15/29 (144A)	299,000	304,980
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	1,453,000	1,344,025
Dun & Bradstreet Corp. (The) 6.875%, 08/15/26 (144A)	1,331,000	1,384,240
10.250%, 02/15/27 (144A)	1,200,000	1,272,000
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	342,000	328,320
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC 10.000%, 11/30/24 (144A)	2,265,000	2,316,619
Infor U.S., Inc. 6.500%, 05/15/22	2,270,000	2,211,706
MSCI, Inc. 3.625%, 09/01/30 (144A)	194,000	184,058
4.000%, 11/15/29 (144A)	168,000	166,888
4.750%, 08/01/26 (144A)	89,000	87,665
Nuance Communications, Inc. 5.625%, 12/15/26	624,000	607,264
Open Text Corp. 3.875%, 02/15/28 (144A)	801,000	752,940

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A)	916,000	$861,269
Oracle Corp. 2.950%, 04/01/30	3,678,000	3,700,076
3.600%, 04/01/40	2,013,000	2,003,852
3.600%, 04/01/50	4,026,000	4,009,769
3.850%, 04/01/60	4,026,000	4,050,421
PTC, Inc. 3.625%, 02/15/25 (144A)	371,000	346,885
4.000%, 02/15/28 (144A)	419,000	402,366
6.000%, 05/15/24	22,000	22,399
Rackspace Hosting, Inc. 8.625%, 11/15/24 (144A) (a)	452,000	402,144
RP Crown Parent LLC 7.375%, 10/15/24 (144A)	1,281,000	1,220,537
Science Applications International Corp. 4.875%, 04/01/28 (144A)	559,000	536,640
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	4,352,000	4,264,960
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	630,000	620,556
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	2,246,000	2,316,187
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (144A)	200,000	176,000

		42,373,406

Storage/Warehousing—0.2%
Mobile Mini, Inc. 5.875%, 07/01/24	1,350,000	1,292,625

Telecommunications—8.0%
Altice France Holding S.A. 6.000%, 02/15/28 (144A) (a)	856,000	753,006
8.000%, 05/15/27 (EUR)	100,000	108,273
10.500%, 05/15/27 (144A)	3,536,000	3,737,517
Altice France S.A. 2.500%, 01/15/25 (EUR)	100,000	102,570
5.500%, 01/15/28 (144A)	1,336,000	1,250,897
5.875%, 02/01/27 (EUR)	200,000	223,337
7.375%, 05/01/26 (144A)	3,915,000	3,954,150
8.125%, 02/01/27 (144A)	2,130,000	2,220,525
CenturyLink, Inc.
4.000%, 02/15/27 (144A)	1,042,000	995,110
5.125%, 12/15/26 (144A) (a)	2,329,000	2,317,355
6.750%, 12/01/23	578,000	614,298
7.500%, 04/01/24	675,000	739,125
7.600%, 09/15/39	822,000	797,340
7.650%, 03/15/42	1,000,000	970,000
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	175,000	176,094
CommScope. Inc. 5.500%, 03/01/24 (144A)	939,000	950,268
6.000%, 03/01/26 (144A)	610,000	609,085
Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	3,443,000	2,844,779

Telecommunications—(Continued)
Front Range BidCo, Inc. 4.000%, 03/01/27 (144A)	1,443,000	1,380,771
6.125%, 03/01/28 (144A)	1,847,000	1,754,650
Frontier Communications Corp. 8.000%, 04/01/27 (144A) (a)	2,519,000	2,484,439
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875%, 05/01/24 (144A)	813,000	642,270
Hughes Satellite Systems Corp. 5.250%, 08/01/26	392,000	388,080
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	2,088,000	1,284,120
Koninklijke KPN NV 2.000%, 5Y EUR Swap + 2.344%, 11/08/24 (EUR) (e)	200,000	204,908
Level 3 Financing, Inc. 4.625%, 09/15/27 (144A)	87,000	86,469
5.250%, 03/15/26	469,000	468,707
5.375%, 05/01/25	70,000	69,650
Nokia Oyj 6.625%, 05/15/39	1,190,000	1,205,470
Oi S.A. 10.000%, 07/27/25 (b)	40,000	27,300
Qualitytech L.P. / QTS Finance Corp. 4.750%, 11/15/25 (144A)	395,000	381,175
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A)	300,000	270,000
SoftBank Group Corp. 4.000%, 04/20/23 (EUR)	194,000	196,053
4.500%, 04/20/25 (EUR)	200,000	197,728
4.750%, 07/30/25 (EUR)	100,000	100,517
5.000%, 04/15/28 (EUR)	100,000	97,232
Sprint Capital Corp. 6.875%, 11/15/28	2,463,000	2,813,239
8.750%, 03/15/32	1,433,000	1,895,142
Sprint Corp. 7.125%, 06/15/24	201,000	220,845
7.625%, 02/15/25	666,000	737,029
7.625%, 03/01/26	1,206,000	1,364,951
7.875%, 09/15/23	1,022,000	1,126,632
T-Mobile USA, Inc. 4.500%, 02/01/26	881,000	896,417
4.750%, 02/01/28	651,000	672,157
6.500%, 01/15/26	495,000	519,750
Telecom Italia Capital S.A. 6.000%, 09/30/34	1,013,000	1,002,870
6.375%, 11/15/33	341,000	346,115
7.200%, 07/18/36	177,000	183,195
7.721%, 06/04/38	334,000	353,108
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	42,000	60,340
Telecom Italia S.p.A. 2.750%, 04/15/25 (EUR)	170,000	175,775
4.000%, 04/11/24 (EUR)	100,000	109,722
5.303%, 05/30/24 (144A)	1,050,000	1,055,313
Telefonica Europe B.V.
2.625%, 5Y EUR Swap + 2.327%, 03/07/23 (EUR) (e)	100,000	103,079
3.750%, 5Y EUR Swap + 3.858%, 03/15/22 (EUR) (e)	100,000	107,197

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Europe B.V.
4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR) (e)	200,000	$214,445
5.875%, 10Y EUR Swap + 4.301%, 03/31/24 (EUR) (e)	100,000	112,803
Telesat Canada / Telesat LLC 4.875%, 06/01/27 (144A) (a)	847,000	808,716
ViaSat, Inc. 5.625%, 04/15/27 (144A)	1,135,000	1,120,812
Vodafone Group Plc 3.100%, 01/03/79 (EUR) (e)	300,000	318,049
Xplornet Communications, Inc. 9.625%, 10.625% PIK, 06/01/22 (144A) (b)	295,928	275,213

		51,196,182

Toys/Games/Hobbies—0.3%
Mattel, Inc. 5.450%, 11/01/41	254,000	200,660
5.875%, 12/15/27 (144A)	485,000	494,700
6.200%, 10/01/40	55,000	45,512
6.750%, 12/31/25 (144A) (a)	1,064,000	1,085,280

		1,826,152

Transportation—0.0%
XPO Logistics, Inc. 6.750%, 08/15/24 (144A)	20,000	19,556

Total Corporate Bonds & Notes (Cost $617,846,669)		563,147,836

Floating Rate Loans (g)—8.6%

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 4.489%, 1M LIBOR + 3.500%, 08/21/26	1,600,331	1,450,300
Terrier Media Buyer, Inc.
Term Loan B, 5.700%, 3M LIBOR + 4.250%, 12/17/26	348,929	302,478

		1,752,778

Aerospace/Defense—0.1%
Sequa Mezzanine Holdings LLC 1st Lien Term Loan, 6.742%, 3M LIBOR + 5.000%, 11/28/21	396,780	321,392

Auto Parts & Equipment—0.1%
Panther BF Aggregator 2 L.P.
Term Loan B, 4.441%, 1M LIBOR + 3.500%, 04/30/26	598,846	550,938

Building Materials—0.0%
CPG International, Inc.
Term Loan, 5.933%, 3M LIBOR + 3.750%, 05/05/24	255,999	215,039

Chemicals—0.3%
Alpha 3 B.V.
Term Loan B1, 4.450%, 3M LIBOR + 3.000%, 01/31/24	1,530,944	1,419,951
Ascend Performance Materials Operations LLC
Term Loan B, 6.700%, 3M LIBOR + 5.250%, 08/27/26	903,460	804,079

		2,224,030

Coal—0.0%
CONSOL Energy, Inc. 1st Lien Term Loan B, 5.490%, 1M LIBOR + 4.500%, 09/27/24	304,252	253,670

Commercial Services—0.5%
Amentum Government Services Holdings LLC
Term Loan B, 4.989%, 1M LIBOR + 4.000%, 02/01/27	144,000	136,080
AVSC Holding Corp. 2nd Lien Term Loan, 9.013%, 3M LIBOR + 7.250%, 09/01/25	658,678	378,740
BidFair MergerRight, Inc.
Term Loan B, 6.500%, 1M LIBOR + 5.500%, 01/15/27	287,700	231,599
Financial & Risk U.S. Holdings, Inc.
Term Loan, 4.239%, 1M LIBOR + 3.250%, 10/01/25	433,688	419,232
Verscend Holding Corp.
Term Loan B, 5.489%, 1M LIBOR + 4.500%, 08/27/25	2,065,436	1,962,164

		3,127,815

Computers—0.1%
Flexential Intermediate Corp.
Term Loan, 8.713%, 3M LIBOR + 7.250%, 08/01/25	148,000	60,865
Tempo Acquisition LLC
Term Loan, 05/01/24 (h)	79,162	71,114
TierPoint LLC 1st Lien Term Loan, 4.750%, 1M LIBOR + 3.750%, 05/06/24	319,431	286,689

		418,668

Distribution/Wholesale—0.0%
Dealer Tire, LLC 2020 Term Loan B, 5.239%, 1M LIBOR + 4.250%, 12/12/25	167,580	139,091
KAR Auction Services, Inc.
Term Loan B6, 3.188%, 1M LIBOR + 2.250%, 09/19/26	121,317	112,825

		251,916

Diversified Financial Services—0.1%
Advisor Group, Inc.
Term Loan B, 5.989%, 1M LIBOR + 5.000%, 07/31/26	215,460	165,904
Deerfield Dakota Holding, LLC
Term Loan B, 03/05/27 (h)	189,029	162,565
Jefferies Finance LLC
Term Loan, 4.239%, 1M LIBOR + 3.250%, 06/03/26	248,691	208,694

		537,163

Electric—0.0%
Calpine Corp.
Term Loan B10, 2.989%, 1M LIBOR + 2.000%, 08/12/26	36,325	34,236

Engineering & Construction—0.4%
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.056%, 3M LIBOR + 4.250%, 06/21/24	3,244,609	2,649,765

Entertainment—0.0%
Stars Group Holdings B.V. (The)
Incremental Term Loan, 4.950%, 3M LIBOR + 3.500%, 07/10/25	327,914	314,387

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.1%
Advanced Disposal Services, Inc.
Term Loan B3, 11/10/23 (h)	100,998	$100,493
GFL Environmental Inc.
Term Loan B, 3.989%, 1M LIBOR + 3.000%, 05/30/25	319,912	312,115

		412,608

Healthcare-Products—0.8%
Athenahealth, Inc.
Term Loan B, 5.284%, 3M LIBOR + 4.500%, 02/11/26	1,351,704	1,270,601
Immucor, Inc.
Extended Term Loan B, 6.450%, 3M LIBOR + 5.000%, 06/15/21	1,842,517	1,630,628
Ortho-Clinical Diagnostics S.A.
EUR Term Loan B, 3.500%, 3M EURIBOR + 3.500%, 06/30/25 (EUR)	1,000,000	917,245
Term Loan B, 4.765%, 1M LIBOR + 3.250%, 06/30/25	304,018	260,240
Sotera Health Holdings, LLC
Term Loan, 5.500%, 1M LIBOR + 4.500%, 12/11/26	1,091,995	973,696

		5,052,410

Healthcare-Services—0.5%
AHP Health Partners, Inc.
Term Loan, 5.500%, 1M LIBOR + 4.500%, 06/30/25	315,098	281,225
Da Vinci Purchaser Corp.
Term Loan, 5.872%, 3M LIBOR + 4.000%, 01/08/27	403,000	376,301
Envision Healthcare Corp. 1st Lien Term Loan, 4.739%, 1M LIBOR + 3.750%, 10/10/25	2,069,281	1,109,135
Gentiva Health Services, Inc.
Term Loan, 4.250%, 1M LIBOR + 3.250%, 07/02/25	366,864	346,687
Jaguar Holding Co. II
Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	506,777	488,618
Quorum Health Corp.
Term Loan B, 8.527%, 3M LIBOR + 6.750%, 04/29/22	387,299	334,045
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B, 11/17/25 (h)	279,259	262,038

		3,198,049

Household Products/Wares—0.1%
Diamond (BC) B.V.
Term Loan, 4.777%, 3M LIBOR + 3.000%, 09/06/24	457,490	353,411

Insurance—0.4%
Alliant Holdings Intermediate, LLC
Term Loan B, 3.989%, 1M LIBOR + 3.000%, 05/09/25	3,387	3,147
Asurion LLC 2nd Lien Term Loan, 7.489%, 1M LIBOR + 6.500%, 08/04/25	977,000	913,495
Term Loan B4, 08/04/22 (h)	163,605	152,153
HUB International, Ltd.
Incremental Term Loan B, 5.692%, 3M LIBOR + 4.000%, 04/25/25	433,913	405,708
Sedgwick Claims Management Services, Inc.
Term Loan B, 4.239%, 1M LIBOR + 3.250%, 12/31/25	775,953	685,425
Term Loan B, 4.989%, 1M LIBOR + 4.000%, 09/03/26	512,130	466,892

		2,626,820

Internet—0.1%
PUG LLC
USD Term Loan, 4.489%, 1M LIBOR + 3.500%, 01/29/27	383,003	333,213
Uber Technologies
Term Loan, 5.000%, 1M LIBOR + 3.500%, 04/04/25	296,291	279,699

		612,912

Leisure Time—0.0%
Invictus U.S. LLC 2nd Lien Term Loan, 8.529%, 6M LIBOR + 6.750%, 03/30/26	113,750	82,469

Machinery-Construction & Mining—0.1%
Vertiv Group Corp.
Term Loan B, 03/02/27 (h)	767,000	697,970

Machinery-Diversified—0.3%
Ingersoll-Rand Services Co.
Term Loan, 2.739%, 1M LIBOR + 1.750%, 03/01/27	188,000	176,720
Titan Acquisition, Ltd.
Term Loan B, 4.450%, 3M LIBOR + 3.000%, 03/28/25	1,657,397	1,412,931

		1,589,651

Media—0.0%
A-L Parent LLC
1st Lien Term Loan , 4.250%, 1M LIBOR + 3.250%, 12/01/23	162,133	111,061

Miscellaneous Manufacturing—0.0%
Momentive Performance Materials, Inc.
Term Loan B, 4.240%, 1M LIBOR + 3.250%, 05/15/24	176,382	145,515

Oil & Gas — 0.4%
California Resources Corp. Term Loan, 11.988%, 3M LIBOR + 10.375%, 12/31/21	1,082,070	73,941
Chesapeake Energy Corp. Term Loan, 9.000%, 1M LIBOR + 8.000%, 06/24/24	3,222,000	1,308,132
Pioneer Energy Services Corp. Term Loan, 9.353%, PRIME + 6.750%, 11/08/22	1,679,000	1,448,138

		2,830,211

Oil & Gas Services — 0.1%
McDermott Technology Americas, Inc.
Term Loan, 10.647%, 3M LIBOR + 9.000%, 10/22/20	610,073	603,972
Term Loan, 10.806%, 3M LIBOR + 9.000%, 10/21/20	317,876	293,240

		897,212

Packaging & Containers — 0.1%
BWAY Holding Co. Term Loan B, 5.084%, 3M LIBOR + 3.250%, 04/03/24	352,377	292,472
Charter NEX U.S., Inc. Incremental Term Loan, 4.489%, 1M LIBOR + 3.500%, 05/16/24	177,538	156,530

		449,002

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.250%, 1M LIBOR + 4.250%, 04/29/24	505,244	453,457

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Retail — 0.2%
PetSmart, Inc.
Term Loan B2, 5.000%, 3M LIBOR + 4.000%, 03/11/22	1,050,092	$1,012,027
SRS Distribution, Inc. 1st Lien Term Loan, 4.072%, 6M LIBOR + 3.000%, 05/23/25	661,764	560,514

		1,572,541

Shipbuilding — 0.1%
MHI Holdings LLC Term Loan B, 5.989%, 1M LIBOR + 5.000%, 09/21/26	464,835	383,489

Software — 1.3%
Ascend Learning LLC Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	110,349	100,050
Banff Merger Sub, Inc. Term Loan B, 10/02/25 (h)	348,000	298,236
Camelot U.S. Acquisition LLC Term Loan B, 4.239%, 1M LIBOR + 3.250%, 10/31/26	360,098	325,888
Castle U.S. Holding Corp. Term Loan B, 5.200%, 3M LIBOR + 3.750%, 01/29/27	466,000	406,002
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 04/29/24 (h)	101,263	93,560
Dun & Bradstreet Corp. (The) Term Loan, 4.959%, 1M LIBOR + 4.000%, 02/06/26	913,200	840,144
Emerald TopCo., Inc. Term Loan, 4.489%, 1M LIBOR + 3.500%, 07/24/26	358,180	328,182
Infor (U.S.), Inc.
Term Loan B6, 3.750%, 1M LIBOR + 2.750%, 02/01/22	283,377	274,734
Informatica LLC 2020 USD 2nd Lien Term Loan, 7.125%, 02/25/25	956,000	860,400
Term Loan B, 4.243%, 1M LIBOR + 3.250%, 02/25/27	449,000	397,365
Kronos, Inc.
2nd Lien Term Loan, 10.013%, 3M LIBOR + 8.250%, 11/01/24	1,310,000	1,235,330
Term Loan B, 11/01/23 (h)	135,654	125,649
Mitchell International, Inc.
1st Lien Term Loan, 4.239%, 1M LIBOR + 3.250%, 11/29/24	326,986	273,033
2nd Lien Term Loan, 8.239%, 1M LIBOR + 7.250%, 12/01/25	214,667	171,733
Renaissance Holding Corp. 1st Lien Term Loan, 4.239%, 1M LIBOR + 3.250%, 05/30/25	12,571	11,188
RP Crown Parent LLC Term Loan B, 10/12/23 (h)	86,614	83,150
Severin Acquisition LLC Term Loan B, 4.742%, 3M LIBOR + 3.000%, 08/01/25	205,400	181,266
Solera LLC Term Loan B, 03/03/23 (h)	291,242	273,039
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 2.739%, 1M LIBOR + 1.750%, 04/16/25	175,156	166,836
SS&C Technologies, Inc. Term Loan B3, 2.739%, 1M LIBOR + 1.750%, 04/16/25	271,478	258,583
Tibco Software, Inc.
2020 2nd Lien Term Loan, 8.240%, 1M LIBOR + 7.250%, 03/03/28	413,000	394,415
Term Loan B, 4.740%, 1M LIBOR + 3.750%, 06/30/26	640,272	608,259

Software —(Continued)
Ultimate Software Group, Inc. (The) Term Loan B, 4.739%, 1M LIBOR + 3.750%, 05/04/26	236,195	223,205
VS Buyer, LLC Term Loan B, 4.863%, 3M LIBOR + 3.250%, 02/28/27	166,000	160,190

		8,090,437

Telecommunications — 2.0%
Altice France S.A. Term Loan B13, 4.705%, 1M LIBOR + 4.000%, 08/14/26	369,806	350,083
CenturyLink, Inc. Term Loan B, 3.239%, 1M LIBOR + 2.250%, 03/15/27	1,141,867	1,061,223
Connect Finco Sarl Term Loan B, 5.490%, 1M LIBOR + 4.500%, 12/11/26	899,477	735,322
Digicel International Finance, Ltd. Term Loan B, 4.870%, 3M LIBOR + 3.250%, 05/28/24	773,701	604,454
Frontier Communications Corp. Term Loan B1, 5.210%, 3M LIBOR + 3.750%, 06/15/24	1,458,650	1,383,286
Intelsat Jackson Holdings S.A.
Term Loan B3, 5.682%, 3M LIBOR + 3.750%, 11/27/23	205,800	191,909
Term Loan B4, 6.432%, 6M LIBOR + 4.500%, 01/02/24	510,588	476,549
Term Loan B5, 6.625%, 01/02/24	3,399,612	3,195,635
Ligado Networks LLC
2nd Lien Term Loan, 12/07/20 (b)	1,830,241	268,436
PIK Term Loan, 12/07/20 (b)	2,056,238	1,030,690
Xplornet Communications, Inc. Term Loan B, 5.450%, 3M LIBOR + 4.000%, 09/09/21	403,425	391,322
Zayo Group Holdings, Inc. Term Loan, 3.989%, 1M LIBOR + 3.000%, 03/09/27	2,941,000	2,757,188

		12,446,097

Total Floating Rate Loans (Cost $65,956,604)		54,657,119

Common Stocks — 0.8%

Aerospace & Defense — 0.0%
Bombardier, Inc.—Class B (i)	275,545	89,088

Chemicals — 0.3%
Element Solutions, Inc. (a)(i)	202,323	1,691,420

Consumer Finance — 0.0%
Arrow Global Group plc	5,770	7,645

Energy Equipment & Services — 0.0%
McDermott International, Inc. (i)	15,838	919

Equity Real Estate Investment Trusts — 0.3%
Gaming and Leisure Properties, Inc.	25,695	712,008
VICI Properties, Inc.	63,537	1,057,256

		1,769,264

Life Sciences Tools & Services — 0.0%
PPD, Inc. (i)	2,726	48,550

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Media — 0.0%
Clear Channel Outdoor Holdings, Inc. (a)(i)	202,217	$129,419

Metals & Mining — 0.1%
Constellium SE (i)	113,844	593,127

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. (i)	39,755	616,203

Total Common Stocks (Cost $8,300,605)		4,945,635

Convertible Bonds — 0.3%

Apparel — 0.0%
European TopSoho Sarl 4.000%, 09/21/21 (EUR)	100,000	43,113

Media — 0.1%
DISH Network Corp. 2.375%, 03/15/24	125,000	99,063
3.375%, 08/15/26	989,000	802,921

		901,984

Oil & Gas — 0.2%
PDC Energy, Inc. 1.125%, 09/15/21	398,000	324,629
SM Energy Co.
1.500%, 07/01/21	1,369,000	494,378

		819,007

Telecommunications — 0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22 (EUR)	100,000	103,965

Total Convertible Bonds (Cost $2,667,567)		1,868,069

Asset-Backed Securities — 0.2%

Asset-Backed—Other — 0.2%
AIMCO CLO 4.269%, 3M LIBOR + 2.450%, 07/20/29 (144A) (e)	250,000	221,282
Allegro CLO, Ltd. 3.969%, 3M LIBOR + 2.150%, 10/21/28 (144A) (e)	250,000	222,112
ALM, Ltd. 4.031%, 3M LIBOR + 2.200%, 10/15/27 (144A) (e)	250,000	220,316
Carlyle Global Market Strategies CLO, Ltd. 3.669%, 3M LIBOR + 1.850%, 04/20/27 (144A) (e)	250,000	218,254
CIFC Funding, Ltd. 4.036%, 3M LIBOR + 2.200%, 10/17/30 (144A) (e)	250,000	218,521

Total Asset-Backed Securities (Cost $1,247,250)		1,100,485

Escrow Shares — 0.0%

Auto Parts & Equipment — 0.0%
Lear Corp. (c) (d)	1,395,000	0

Auto Parts & Equipment —(Continued)
Lear Corp. (c) (d)	1,530,000	0

		0

Diversified Financial Services — 0.0%
Lehman Brothers Holdings, Inc.	489,000	5,134
Lehman Brothers Holdings, Inc.	1,740,000	18,270

		23,404

Total Escrow Shares (Cost $0)		23,404

Short-Term Investment — 2.2%

Repurchase Agreement — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $14,040,061; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $14,322,160.	14,040,061	14,040,061

Total Short-Term Investments (Cost $14,040,061)		14,040,061

Securities Lending Reinvestments (j) — 3.8%

Certificates of Deposit — 0.8%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/28/20 (e)	1,000,000	992,949
Canadian Imperial Bank of Commerce 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (e)	1,000,000	995,158
China Construction Bank Corp. 2.250%, 04/03/20	500,000	500,075
Cooperative Rabobank UA 0.170%, SOFR + 0.160%, 09/04/20 (e)	1,000,000	993,495
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (e)	1,000,000	989,188
Standard Chartered Bank 0.250%, FEDEFF PRV + 0.160%, 08/07/20 (e)	500,000	497,770

		4,968,635

Commercial Paper — 0.2%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460

Repurchase Agreements — 1.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,536,273; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,586,999.	2,536,273	2,536,273
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $3,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $3,060,003.	3,000,000	3,000,000

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (j) —(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements —(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $500,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $510,000.	500,000	$500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,200,013; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $2,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.500%-2.625%, maturity dates ranging from 08/31/20-02/15/49, and various Common Stock with an aggregate market value of $2,194,584.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $3,000,048; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $3,333,108.	3,000,000	3,000,000

		12,236,273

Mutual Funds — 0.9%
Fidelity Government Portfolio, Institutional Class 0.340%, (k)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320%, (k)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250%, (k)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430%, k)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350%, (k)	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $24,234,215)		24,202,368

Total Purchased Options— 0.0% (l) (Cost $158,116)		1,697

Total Investments— 104.7% (Cost $734,451,087)		663,986,674
Other assets and liabilities (net) — (4.7)%		(29,640,221)

Net Assets — 100.0%		$634,346,453

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $560,700, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $23,616,403 and the collateral received consisted of cash in the amount of $24,233,204 and non-cash collateral with a value of $167,737. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent less than 0.05% of net assets.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(h)	This loan will settle after March 31, 2020, at which time the interest rate will be determined.
(i)	Non-income producing security.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(l)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $379,940,488, which is 59.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ardonagh Midco 3 plc, 8.625%, 07/15/23	06/06/17-12/05/19	$630,000	$631,005	$560,700
Waterford Gaming LLC / Waterford Gaming Financial Corp., 8.625%, 09/15/14	09/24/07	283,116	283,116	0

				$560,700

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	63,384	BNP	04/03/20	USD	46,045	$(1,004)
CAD	68,887	BNP	04/03/20	USD	49,474	(523)
CAD	119,000	JPMC	04/03/20	USD	83,971	590
CAD	57,867	UBSA	04/03/20	USD	39,904	1,215
EUR	75,561	CSI	04/03/20	USD	84,265	(926)
EUR	371,493	HSBC	04/03/20	USD	421,049	(11,318)
EUR	40,695	NWM	04/03/20	USD	44,118	765
EUR	557,419	NTC	04/03/20	USD	618,406	(3,611)
EUR	654,595	SCB	04/03/20	USD	697,024	24,949
EUR	903,912	SCB	04/03/20	USD	982,310	14,642
EUR	105,317	TDB	04/03/20	USD	117,909	(1,751)
EUR	14,394,000	UBSA	04/03/20	USD	15,880,900	(5,314)
GBP	26,877	BNP	04/03/20	USD	32,875	509
GBP	96,319	BNP	04/03/20	USD	113,455	6,184
GBP	101,160	BBP	04/03/20	USD	119,422	6,231
GBP	1,864,000	NWM	04/03/20	USD	2,314,355	949

Contracts to Deliver
CAD	309,000	HSBC	04/03/20	USD	231,507	11,934
CAD	119,000	JPMC	05/05/20	USD	84,004	(589)
EUR	17,695,000	HSBC	04/03/20	USD	19,463,111	(53,250)
EUR	14,394,000	UBSA	05/05/20	USD	15,902,563	7,238
GBP	2,103,000	SCB	04/03/20	USD	2,711,106	98,936
GBP	1,864,000	NWM	05/05/20	USD	2,316,200	(732)

Net Unrealized Appreciation						$95,124

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/19/20	(22)	USD	(3,939,375)	$(5,952)
U.S. Treasury Ultra Long Bond Futures	06/19/20	(45)	USD	(9,984,375)	7,960

Net Unrealized Appreciation					$2,008

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put-OTC-30 Year IRS	2.200%	BBP	3M LIBOR	Receive	06/22/20	25,710,000	USD	25,710,000	$158,116	$1,697	$(156,419)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put-OTC-30 Year IRS	2.700%	BBP	3M LIBOR	Pay	06/22/20	(25,710,000)	USD	(25,710,000)	$(25,710)	$(203)	$25,507

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
CDX.NA.HY.34.V1	5.000%	Quarterly	06/20/25	0.000%	USD	7,037,000	$(451,775)	$(284,642)	$(167,133)
ITRX.EUR.XOVER.32.V1	5.000%	Quarterly	12/20/24	5.525%	EUR	470,000	(10,622)	28,164	(38,786)

Totals							$(462,397)	$(256,478)	$(205,919)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Altice Finco S.A. 4.750%, due 01/15/28	(5.000%)	Quarterly	12/20/24	CSI	4.848%	EUR	60,000	$(426)	$(6,392)	$5,966
Altice Finco S.A. 4.750%, due 01/15/28	(5.000%)	Quarterly	12/20/24	CSI	4.848%	EUR	80,000	(567)	(10,344)	9,777

Totals								$(993)	$(16,736)	$15,743

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altice Luxembourg S.A. 7.250%, due 05/15/22	5.000%	Quarterly	12/20/24	CBNA	5.531%	EUR	20,000	$(484)	$2,218	$(2,702)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	CBNA	7.304%	EUR	70,000	(12,410)	(10,383)	(2,027)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	BBP	7.304%	EUR	10,000	(1,773)	(1,001)	(772)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	7.304%	EUR	30,000	(5,319)	(3,082)	(2,237)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	2.845%	USD	348,000	(22,284)	(19,894)	(2,390)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	3.351%	USD	225,000	(24,546)	(41,969)	17,423
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/23	BBP	1.407%	USD	174,000	(152,539)	248	(152,787)
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/23	BBP	1.407%	USD	216,000	(189,359)	1,553	(190,912)
Garfunkelux Holdco 2 S.A. 11.000%, due11/01/23	5.000%	Quarterly	12/20/24	CSI	13.650%	EUR	20,000	(5,630)	(254)	(5,376)
Garfunkelux Holdco 2 S.A. 11.000%, due11/01/23	5.000%	Quarterly	12/20/24	CSI	13.650%	EUR	60,000	(16,892)	—	(16,892)
Garfunkelux Holdco 2 S.A. 11.000%, due11/01/23	5.000%	Quarterly	12/20/24	CSI	13.650%	EUR	20,000	(5,630)	672	(6,302)
Garfunkelux Holdco 2 S.A. 11.000%, due11/01/23	5.000%	Quarterly	12/20/24	CSI	13.650%	EUR	30,000	(8,446)	1,756	(10,202)
Intriium AB 3.125%, due 07/15/24	5.000%	Quarterly	12/20/24	CSI	11.256%	EUR	40,000	(8,887)	1,265	(10,152)
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/23	BBP	0.782%	EUR	100,000	900	169	731
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/25	BBP	1.215%	EUR	100,000	(1,334)	(2,448)	1,114

Totals								$(454,633)	$(71,150)	$(383,483)

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(NTC)—	Northern Trust Co.
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(IRS)—	Interest Rate Swap
(REIT)—	Real Estate Investment Trust

BHFTI-80

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$2,264,681	$—	$2,264,681
Aerospace/Defense	—	25,165,433	—	25,165,433
Agriculture	—	258,910	—	258,910
Apparel	—	1,921,811	—	1,921,811
Auto Manufacturers	—	6,199,394	—	6,199,394
Auto Parts & Equipment	—	6,906,111	0	6,906,111
Banks	—	22,641,541	—	22,641,541
Building Materials	—	3,596,428	—	3,596,428
Chemicals	—	12,759,709	—	12,759,709
Commercial Services	—	29,752,104	—	29,752,104
Computers	—	9,282,172	—	9,282,172
Cosmetics/Personal Care	—	382,386	—	382,386
Distribution/Wholesale	—	9,934,964	—	9,934,964
Diversified Financial Services	—	12,056,689	—	12,056,689
Electric	—	12,993,421	—	12,993,421
Electrical Components & Equipment	—	717,975	—	717,975
Electronics	—	1,369,582	—	1,369,582
Energy-Alternate Sources	—	2,295,087	—	2,295,087
Engineering & Construction	—	2,406,554	—	2,406,554
Entertainment	—	10,399,584	0	10,399,584
Environmental Control	—	5,622,915	—	5,622,915
Food	—	19,822,894	—	19,822,894
Food Service	—	1,233,425	—	1,233,425
Hand/Machine Tools	—	1,394,035	—	1,394,035
Healthcare-Products	—	10,175,173	—	10,175,173
Healthcare-Services	—	38,215,525	—	38,215,525
Home Builders	—	8,561,593	—	8,561,593
Home Furnishings	—	12,252	—	12,252
Household Products/Wares	—	295,970	—	295,970
Insurance	—	7,747,822	—	7,747,822
Internet	—	7,014,648	—	7,014,648
Investment Companies	—	3,938,330	—	3,938,330
Iron/Steel	—	1,018,196	—	1,018,196
Leisure Time	—	83,221	—	83,221
Lodging	—	7,547,101	—	7,547,101
Machinery-Construction & Mining	—	1,442,140	—	1,442,140
Machinery-Diversified	—	4,566,158	—	4,566,158
Media	—	44,705,313	—	44,705,313
Metal Fabricate/Hardware	—	1,180,234	—	1,180,234
Mining	—	17,352,781	—	17,352,781
Miscellaneous Manufacturing	—	1,467,909	—	1,467,909
Office/Business Equipment	—	896,218	—	896,218

BHFTI-81

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil & Gas	$—	$19,145,360	$—	$19,145,360
Oil & Gas Services	—	1,444,199	—	1,444,199
Packaging & Containers	—	15,629,809	—	15,629,809
Pharmaceuticals	—	13,488,616	—	13,488,616
Pipelines	—	12,623,592	—	12,623,592
Real Estate	—	2,169,189	0	2,169,189
Real Estate Investment Trusts	—	26,079,859	—	26,079,859
Retail	—	15,934,431	—	15,934,431
Semiconductors	—	1,420,560	—	1,420,560
Shipbuilding	—	905,911	—	905,911
Software	—	42,373,406	—	42,373,406
Storage/Warehousing	—	1,292,625	—	1,292,625
Telecommunications	—	51,196,182	—	51,196,182
Toys/Games/Hobbies	—	1,826,152	—	1,826,152
Transportation	—	19,556	—	19,556
Total Corporate Bonds & Notes	—	563,147,836	0	563,147,836
Total Floating Rate Loans*	—	54,657,119	—	54,657,119
Common Stocks
Aerospace & Defense	89,088	—	—	89,088
Chemicals	1,691,420	—	—	1,691,420
Consumer Finance	—	7,645	—	7,645
Energy Equipment & Services	919	—	—	919
Equity Real Estate Investment Trusts	1,769,264	—	—	1,769,264
Life Sciences Tools & Services	48,550	—	—	48,550
Media	129,419	—	—	129,419
Metals & Mining	593,127	—	—	593,127
Pharmaceuticals	616,203	—	—	616,203
Total Common Stocks	4,937,990	7,645	—	4,945,635
Total Convertible Bonds*	—	1,868,069	—	1,868,069
Total Asset-Backed Securities*	—	1,100,485	—	1,100,485
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Diversified Financial Services	—	23,404	—	23,404
Total Escrow Shares	—	23,404	0	23,404
Total Short-Term Investment*	—	14,040,061	—	14,040,061
Securities Lending Reinvestments
Certificates of Deposit	—	4,968,635	—	4,968,635
Commercial Paper	—	997,460	—	997,460
Repurchase Agreements	—	12,236,273	—	12,236,273
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	18,202,368	—	24,202,368
Total Purchased Options at Value	—	1,697	—	1,697
Total Investments	$10,937,990	$653,048,684	$0	$663,986,674

Collateral for Securities Loaned (Liability)	$—	$(24,233,204)	$—	$(24,233,204)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$174,142	$—	$174,142
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(79,018)	—	(79,018)
Total Forward Contracts	$—	$95,124	$—	$95,124
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,960	$—	$—	$7,960
Futures Contracts (Unrealized Depreciation)	(5,952)	—	—	(5,952)
Total Futures Contracts	$2,008	$—	$—	$2,008
Total Written Options at Value	$—	$(203)	$—	$(203)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(205,919)	$—	$(205,919)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$900	$—	$900
OTC Swap Contracts at Value (Liabilities)	—	(456,526)	—	(456,526)
Total OTC Swap Contracts	$—	$(455,626)	$—	$(455,626)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTI-82

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,286,182	$56,985,040
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,464,913	55,608,088
Brighthouse Small Cap Value Portfolio (Class A) (b)	2,487,240	25,369,844
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	2,621,002	21,832,945
Brighthouse/Artisan International Portfolio (Class A) (b)	5,325,244	53,252,440
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	75,140	11,268,728
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	7,096,366	61,170,675
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	2,564,872	74,996,848
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,109,987	49,689,744
Clarion Global Real Estate Portfolio (Class A) (b)	3,786,185	35,855,171
Frontier Mid Cap Growth Portfolio (Class A) (a)	440,268	12,886,641
Harris Oakmark International Portfolio (Class A) (b)	7,010,006	60,075,750
Invesco Comstock Portfolio (Class A) (b)	7,643,629	73,837,457
Invesco Global Equity Portfolio (Class A) (b)	1,816,310	33,093,172
Invesco Small Cap Growth Portfolio (Class A) (b)	2,287,527	23,538,652
Jennison Growth Portfolio (Class A) (a)	5,743,420	83,681,622
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,365,600	23,017,290
Loomis Sayles Growth Portfolio (Class A) (b)	5,886,179	89,469,927
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,662,067	28,217,908
MFS Research International Portfolio (Class A) (b)	3,911,216	40,833,092
MFS Value Portfolio (Class A) (a)	6,746,332	84,531,536
Morgan Stanley Discovery Portfolio (Class A) (b)	346,616	7,022,433
Neuberger Berman Genesis Portfolio (Class A) (a)	931,084	15,269,782
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (b) (c)	2,868,623	22,604,746
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,214,888	82,316,759
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,305,829	73,885,270
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,498,775	12,934,425
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,039,521	19,345,484
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,132,029	32,254,471
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	450,889	6,064,462
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,327,294	11,799,647

Total Mutual Funds (Cost $1,546,174,465)		1,282,710,049

Total Investments—100.0% (Cost $1,546,174,465)		1,282,710,049
Other assets and liabilities (net)—0.0%		(505,903)

Net Assets—100.0%		$1,282,204,146

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-incomeproducing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3		Total
Mutual Funds
Affiliated Investment Companies	$1,282,710,049	$—	$—		$1,282,710,049
Total Investments	$1,282,710,049	$—		$—	$1,282,710,049

BHFTI-83

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—66.8% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—66.8%
AB International Bond Portfolio (Class A) (a) (b)	19,411,405	$183,049,551
Baillie Gifford International Stock Portfolio (Class A) (c)	23,397,451	252,224,518
BlackRock Bond Income Portfolio (Class A) (c)	7,154,245	774,447,067
BlackRock Capital Appreciation Portfolio (Class A) (c)	1,144,493	43,444,954
BlackRock High Yield Portfolio (Class A) (a)	15,245,013	105,495,491
Brighthouse Small Cap Value Portfolio (Class A) (a)	8,135,372	82,980,794
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	7,470,529	62,229,503
Brighthouse/Artisan International Portfolio (Class A) (a)	19,381,504	193,815,043
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (c)	795,850	119,353,575
Brighthouse/Dimensional International Small Company Portfolio (Class A) (c)	14,018,154	120,836,489
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	17,282,893	159,002,617
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	30,439,513	273,042,431
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	22,002,924	196,486,113
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (c)	1,659,804	48,532,666
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	3,907,499	47,241,659
Clarion Global Real Estate Portfolio (Class A) (a)	8,224,526	77,886,265
Frontier Mid Cap Growth Portfolio (Class A) (b) (c)	4,123,740	120,701,864
Harris Oakmark International Portfolio (Class A) (a)	32,830,608	281,358,315
Invesco Comstock Portfolio (Class A) (a)	3,010,999	29,086,247
Invesco Global Equity Portfolio (Class A) (a)	5,248,784	95,632,846
Invesco Small Cap Growth Portfolio (Class A) (a) (b)	7,948,959	81,794,792
Jennison Growth Portfolio (Class A) (c)	3,667,452	53,434,781
JPMorgan Core Bond Portfolio (Class A) (a)	46,801,144	495,156,100
JPMorgan Small Cap Value Portfolio (Class A) (a)	7,148,877	69,558,571
Loomis Sayles Growth Portfolio (Class A) (a)	2,421,028	36,799,632
MFS Research International Portfolio (Class A) (a)	23,352,365	243,798,692
MFS Value Portfolio (Class A) (c)	3,109,146	38,957,602
Morgan Stanley Discovery Portfolio (Class A) (a) (b)	2,524,054	51,137,343
Neuberger Berman Genesis Portfolio (Class A) (c)	4,066,582	66,691,951
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	22,981,009	230,959,143
PIMCO Total Return Portfolio (Class A) (a)	52,181,938	636,619,649
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a) (b)	8,188,054	64,521,867
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	1,364,361	30,493,460
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	10,746,112	92,738,950
T. Rowe Price Small Cap Growth Portfolio (Class A) (c)	5,182,838	96,452,609
TCW Core Fixed Income Portfolio (Class A) (a)	58,629,459	630,852,978
Van Eck Global Natural Resources Portfolio (Class A) (c)	19,751,919	103,895,094
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	14,054,005	124,940,104
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (c)	28,130,464	340,378,617
Western Asset Management U.S. Government Portfolio (Class A) (c)	33,934,041	410,262,555

Total Mutual Funds (Cost $7,991,898,272)		7,166,292,498

U.S. Treasury & Government Agencies—36.2%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—5.2%
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	3,225,810
3.180%, 07/01/35	2,696,646	3,061,418
Freddie Mac 30 Yr. Pool 2.500%, 01/01/50	74,764,623	77,483,094
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.176%, 11/25/28	6,426,549	7,178,341
Ginnie Mae II 30 Yr. Pool 4.000%, TBA (d)	110,000,000	116,967,169
Uniform Mortgage-Backed Securities
3.500%, TBA (d)	215,000,000	227,426,282
4.000%, TBA (d)	115,000,000	122,764,171

		558,106,285

Federal Agencies—0.3%
Residual Funding Corp. Principal Strip Zero Coupon, 04/15/30	19,500,000	16,746,429
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,824,327
4.250%, 09/15/65	10,000,000	15,622,726

		34,193,482

U.S. Treasury—30.7%
U.S. Treasury Bonds
2.375%, 11/15/49 (e)	25,300,000	31,577,563
2.750%, 11/15/42	196,000,000	253,192,188
2.875%, 05/15/43	126,000,000	166,034,532
2.875%, 08/15/45	51,300,000	68,591,707
2.875%, 11/15/46	114,100,000	154,039,457
3.000%, 11/15/44	96,000,000	129,967,500
3.000%, 02/15/47	96,900,000	133,945,324
3.000%, 02/15/49	148,000,000	206,384,844
3.125%, 02/15/42	93,900,000	128,345,895
3.125%, 02/15/43	89,700,000	122,678,766
3.375%, 05/15/44	99,895,000	142,810,829
4.250%, 11/15/40	177,700,000	279,308,306
4.625%, 02/15/40	113,700,000	185,704,078
U.S. Treasury Inflation Indexed Bonds
0.250%, 02/15/50 (f)	10,032,800	10,348,131
0.750%, 02/15/45 (f)	3,943,332	4,509,225
U.S. Treasury Inflation Indexed Note 0.250%, 07/15/29 (f)	38,318,820	39,826,467
U.S. Treasury Notes
0.375%, 03/31/22	70,000,000	70,185,937
1.375%, 01/31/22	160,000,000	163,362,499
1.500%, 11/30/24 (g)	100,000,000	105,316,406
1.500%, 02/15/30 (e)	25,000,000	26,951,172
1.750%, 12/31/24 (e) (g)	130,000,000	138,434,765
2.750%, 08/31/23 (g)	672,000,000	727,545,000

		3,289,060,591

Total U.S. Treasury & Government Agencies (Cost $3,266,170,719)		3,881,360,358

BHFTI-84

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—1.7%

Security Description	Principal Amount*	Value

Banks—1.5%
Bank of America Corp. 3.419%, 3M LIBOR + 1.040%, 12/20/28 (h)	20,000,000	$20,650,451
Bank of New York Mellon Corp. (The) 4.950%, 3M LIBOR + 3.420%, 06/20/20 (h)	6,800,000	5,916,000
Citigroup, Inc. 3.887%, 3M LIBOR + 1.563%, 01/10/28 (h)	20,000,000	20,587,337
Cooperative Rabobank UA 4.375%, 08/04/25	5,000,000	5,121,984
Goldman Sachs Group, Inc. (The)
3.691%, 3M LIBOR + 1.510%, 06/05/28 (h)	10,000,000	10,276,497
3.750%, 02/25/26	19,500,000	20,311,359
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	21,350,125
5.250%, 03/14/44	3,000,000	3,396,675
JPMorgan Chase & Co.
3.540%, 3M LIBOR + 1.380%, 05/01/28 (h)	10,000,000	10,547,750
4.000%, SOFR + 2.745%, 04/01/25 (h)	8,000,000	6,832,000
6.125%, 3M LIBOR + 3.330%, 04/30/24 (h)	3,000,000	2,850,000
Mizuho Financial Group, Inc. 4.254%, 3M LIBOR + 1.270%, 09/11/29 (h)	5,000,000	5,059,456
Morgan Stanley 3.591%, 3M LIBOR + 1.340%, 07/22/28 (h)	20,000,000	20,961,604
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (h)	8,600,000	8,452,166

		162,313,404

Insurance—0.1%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	3,983,373

Pharmaceuticals—0.1%
Allergan Sales LLC 4.875%, 02/15/21 (144A)	5,000,000	5,077,454

Telecommunications—0.0%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	3,342,489

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,688,000	3,120,646

Total Corporate Bonds & Notes (Cost $179,069,592)		177,837,366

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	19,774,480

Total Mortgage-Backed Securities (Cost $20,599,840)		19,774,480

Municipals—0.0%
Security Description	Principal Amount*	Value
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	650,492
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,038,172

Total Municipals (Cost $2,512,921)		2,688,664

Short-Term Investments—0.4%

Repurchase Agreements—0.4%
Deutsche Bank AG Repurchase Agreement dated 03/31/20, at 0.000%, due on 04/02/20 with a maturity value of $3,100,000; collateralized by U.S. Treasury Bond at 2.500%, maturing 02/15/46, with a market value of $3,114,917.	3,100,000	3,100,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $35,664,591; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $36,379,430.	35,664,591	35,664,591

Total Short-Term Investments (Cost $38,764,591)		38,764,591

Total Investments—105.3% (Cost $11,499,015,935)		11,286,717,957
Other assets and liabilities (net)—(5.3)%		(565,323,100)

Net Assets—100.0%		$10,721,394,857

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	Non-income producing security.
(c)	A Portfolio of Brighthouse Funds Trust II.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $111,074,291.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $28,835,307, which is 0.3% of net assets.

BHFTI-85

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
JPY	20,900,000	BBP	04/02/20	USD	190,145	$(4,229)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/14/20	155	USD	38,618,250	$441,114

Futures Contracts—Short
S&P 500 Index E-Mini Futures	06/19/20	(8,746)	USD	(1,123,729,810)	(29,156,095)
U.S. Treasury Long Bond Futures	06/19/20	(143)	USD	(25,605,938)	(1,306,023)
U.S. Treasury Note Ultra 10 Year Futures	06/19/20	(87)	USD	(13,574,719)	(672,294)

Net Unrealized Depreciation					$(30,693,298)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CMO)—	Collateralized Mortgage Obligation

BHFTI-86

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$7,166,292,498	$—	$—	$7,166,292,498
Total U.S. Treasury & Government Agencies*	—	3,881,360,358	—	3,881,360,358
Total Corporate Bonds & Notes*	—	177,837,366	—	177,837,366
Total Mortgage-Backed Securities*	—	19,774,480	—	19,774,480
Total Municipals*	—	2,688,664	—	2,688,664
Total Short-Term Investments*	—	38,764,591	—	38,764,591
Total Investments	$7,166,292,498	$4,120,425,459	$—	$11,286,717,957

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(4,229)	$—	$(4,229)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$441,114	$—	$—	$441,114
Futures Contracts (Unrealized Depreciation)	(31,134,412)	—	—	(31,134,412)
Total Futures Contracts	$(30,693,298)	$—	$—	$(30,693,298)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-87

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Parsons Corp. (a)	99,161	$3,169,186

Airlines—0.2%
SkyWest, Inc.	55,400	1,450,926

Auto Components—0.2%
Standard Motor Products, Inc.	30,300	1,259,571

Banks—15.3%
Associated Banc-Corp.	279,736	3,577,824
Bank of NT Butterfield & Son, Ltd. (The)	85,300	1,452,659
CVB Financial Corp. (b)	159,345	3,194,867
East West Bancorp, Inc. (b)	254,800	6,558,552
First Citizens BancShares, Inc. - Class A (b)	18,890	6,287,914
First Financial Bancorp	216,800	3,232,488
First Hawaiian, Inc.	446,748	7,384,745
First Interstate BancSystem, Inc. - Class A	91,000	2,624,440
First Midwest Bancorp, Inc.	241,800	3,200,223
FNB Corp.	609,500	4,492,015
Great Western Bancorp, Inc.	183,100	3,749,888
Hancock Whitney Corp.	375,573	7,331,185
Iberiabank Corp.	61,932	2,239,461
NBT Bancorp, Inc.	88,406	2,863,470
Prosperity Bancshares, Inc. (b)	59,500	2,870,875
Renasant Corp.	169,144	3,694,105
S&T Bancorp, Inc.	74,500	2,035,340
Sandy Spring Bancorp, Inc.	31,200	706,368
South State Corp. (b)	59,345	3,485,332
UMB Financial Corp. (b)	159,314	7,388,983
Umpqua Holdings Corp.	392,200	4,274,980
Valley National Bancorp	483,400	3,533,654
Webster Financial Corp.	182,000	4,167,800
WesBanco, Inc.	100,100	2,372,370
Western Alliance Bancorp	122,900	3,761,969

		96,481,507

Beverages—0.5%
Primo Water Corp.	318,126	2,882,222

Building Products—2.5%
CSW Industrials, Inc. (b)	110,372	7,157,624
Griffon Corp. (b)	105,853	1,339,040
Quanex Building Products Corp. (b)	229,859	2,316,979
Simpson Manufacturing Co., Inc. (b)	78,453	4,862,517

		15,676,160

Capital Markets—2.4%
Apollo Investment Corp. (b)	204,439	1,379,963
Artisan Partners Asset Management, Inc. - Class A	104,344	2,242,353
GlassBridge Enterprises, Inc. (a) (b)	572	28,606
Legg Mason, Inc.	58,000	2,833,300
New Mountain Finance Corp. (b)	286,783	1,950,124
Stifel Financial Corp.	128,900	5,320,992
Westwood Holdings Group, Inc.	88,206	1,615,052

		15,370,390

Chemicals—5.0%
Element Solutions, Inc. (a) (b)	181,430	1,516,755
Ferro Corp. (a) (b)	159,625	1,494,090
HB Fuller Co.	101,200	2,826,516
Huntsman Corp.	189,621	2,736,231
Innospec, Inc.	131,428	9,132,932
Olin Corp. (b)	75,675	883,127
PolyOne Corp. (b)	344,633	6,537,688
PQ Group Holdings, Inc. (a)	135,338	1,475,184
Scotts Miracle-Gro Co. (The)	35,000	3,584,000
Sensient Technologies Corp.	32,194	1,400,761

		31,587,284

Commercial Services & Supplies—3.0%
ACCO Brands Corp.	223,010	1,126,201
Deluxe Corp.	145,351	3,768,951
Ennis, Inc. (b)	148,700	2,792,586
Harsco Corp. (a)	131,266	914,924
Healthcare Services Group, Inc. (b)	111,908	2,675,720
Knoll, Inc.	149,852	1,546,473
UniFirst Corp.	27,800	4,200,302
Viad Corp.	100,006	2,123,127

		19,148,284

Communications Equipment—1.2%
NETGEAR, Inc. (a) (b)	83,851	1,915,157
NetScout Systems, Inc. (a)	105,890	2,506,416
Viavi Solutions, Inc. (a)	274,300	3,074,903

		7,496,476

Construction & Engineering—1.4%
MasTec, Inc. (a) (b)	201,175	6,584,458
Primoris Services Corp.	126,300	2,008,170

		8,592,628

Construction Materials—1.4%
Eagle Materials, Inc. (b)	155,772	9,100,200

Containers & Packaging—2.2%
Berry Global Group, Inc. (a)	157,703	5,316,168
Myers Industries, Inc.	89,542	962,576
Silgan Holdings, Inc.	258,094	7,489,888

		13,768,632

Distributors—0.4%
Core-Mark Holding Co., Inc.	79,399	2,268,429

Diversified Consumer Services—0.7%
Franchise Group, Inc. (b)	44,616	389,052
Service Corp. International	66,100	2,585,171
ServiceMaster Global Holdings, Inc. (a)	46,552	1,256,904

		4,231,127

Electric Utilities—3.8%
ALLETE, Inc.	86,924	5,274,548

BHFTI-88

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
El Paso Electric Co.	51,700	$3,513,532
Hawaiian Electric Industries, Inc. (b)	184,819	7,956,458
IDACORP, Inc.	80,025	7,025,395

		23,769,933

Electrical Equipment—0.9%
Atkore International Group, Inc. (a)	265,304	5,589,955

Electronic Equipment, Instruments & Components—4.1%
API Group Corp. (a)	257,361	1,801,527
Badger Meter, Inc. (b)	33,724	1,807,606
Belden, Inc. (b)	48,679	1,756,338
Coherent, Inc. (a) (b)	20,300	2,160,123
Flex, Ltd. (a)	449,537	3,764,872
Littelfuse, Inc. (b)	6,009	801,721
Novanta, Inc. (a)	41,792	3,338,345
Rogers Corp. (a) (b)	12,601	1,189,787
Tech Data Corp. (a)	18,575	2,430,539
TTM Technologies, Inc. (a) (b)	296,476	3,065,562
Vishay Intertechnology, Inc.	239,647	3,453,313

		25,569,733

Energy Equipment & Services—0.7%
Dril-Quip, Inc. (a) (b)	53,600	1,634,800
Forum Energy Technologies, Inc. (a) (b)	477,539	84,668
Helix Energy Solutions Group, Inc. (a)	347,500	569,900
Oil States International, Inc. (a)	95,445	193,753
Patterson-UTI Energy, Inc. (b)	735,756	1,729,027
TETRA Technologies, Inc. (a)	317,638	101,644

		4,313,792

Equity Real Estate Investment Trusts—5.7%
Acadia Realty Trust (b)	156,556	1,939,729
Brandywine Realty Trust	358,000	3,766,160
Highwoods Properties, Inc.	107,800	3,818,276
Kite Realty Group Trust	85,610	810,727
Lexington Realty Trust	401,400	3,985,902
Life Storage, Inc.	41,200	3,895,460
Outfront Media, Inc.	258,000	3,477,840
Pebblebrook Hotel Trust (b)	159,494	1,736,890
RPT Realty	238,000	1,435,140
Spirit Realty Capital, Inc.	113,800	2,975,870
STAG Industrial, Inc.	69,424	1,563,428
Summit Hotel Properties, Inc. (a)	269,600	1,137,712
Washington Real Estate Investment Trust (b)	236,430	5,643,584

		36,186,718

Food & Staples Retailing—1.2%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	218,525	5,565,832
Performance Food Group Co. (a)	80,486	1,989,614

		7,555,446

Food Products—4.1%
Hostess Brands, Inc. (a) (b)	296,222	3,157,726
J&J Snack Foods Corp. (b)	69,717	8,435,757

Food Products—(Continued)
Lancaster Colony Corp.	4,134	597,942
Nomad Foods, Ltd. (a)	512,294	9,508,177
Tootsie Roll Industries, Inc. (b)	20,354	731,921
TreeHouse Foods, Inc. (a) (b)	83,363	3,680,476

		26,111,999

Gas Utilities—1.2%
South Jersey Industries, Inc. (b)	110,700	2,767,500
Southwest Gas Holdings, Inc. (b)	70,400	4,897,024

		7,664,524

Health Care Equipment & Supplies—1.0%
Avanos Medical, Inc. (a) (b)	142,628	3,840,972
Integer Holdings Corp. (a)	31,300	1,967,518
Natus Medical, Inc. (a)	9,651	223,228

		6,031,718

Health Care Providers & Services—0.4%
Hanger, Inc. (a)	39,601	616,984
Premier, Inc. - Class A (a)	56,441	1,846,749

		2,463,733

Hotels, Restaurants & Leisure—2.6%
Cheesecake Factory, Inc. (The) (b)	30,600	522,648
Choice Hotels International, Inc.	53,700	3,289,125
Cracker Barrel Old Country Store, Inc.	20,400	1,697,688
Denny’s Corp. (a)	499,522	3,836,329
Dine Brands Global, Inc. (b)	127,596	3,659,453
Jack in the Box, Inc. (b)	43,209	1,514,476
Texas Roadhouse, Inc. (b)	52,000	2,147,600

		16,667,319

Household Durables—1.7%
Helen of Troy, Ltd. (a) (b)	43,614	6,281,724
KB Home	117,700	2,130,370
Meritage Homes Corp. (a)	65,900	2,406,009

		10,818,103

Household Products—1.9%
Central Garden and Pet Co. (Non-Voting Shares) (a)	128,490	3,285,489
Central Garden and Pet Co. (Voting Shares) (a)	112,977	3,106,868
Reynolds Consumer Products, Inc.	31,946	931,865
Spectrum Brands Holdings, Inc. (b)	131,973	4,799,858

		12,124,080

Insurance—6.1%
American Equity Investment Life Holding Co.	212,400	3,993,120
CNO Financial Group, Inc. (b)	133,016	1,648,068
Enstar Group, Ltd. (a) (b)	26,498	4,214,507
Hanover Insurance Group, Inc. (The)	105,683	9,572,766
Kemper Corp.	46,500	3,458,205
National Western Life Group, Inc. - Class A	3,697	635,884
ProAssurance Corp.	149,464	3,736,600
Selective Insurance Group, Inc.	98,390	4,889,983

BHFTI-89

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Stewart Information Services Corp.	120,367	$3,210,188
White Mountains Insurance Group, Ltd.	3,582	3,259,620

		38,618,941

IT Services—0.7%
MAXIMUS, Inc.	49,842	2,900,804
Sykes Enterprises, Inc. (a)	58,523	1,587,144

		4,487,948

Machinery—7.0%
Alamo Group, Inc. (b)	27,869	2,474,210
Altra Industrial Motion Corp.	151,100	2,642,739
Barnes Group, Inc.	79,100	3,308,753
Douglas Dynamics, Inc.	108,406	3,849,497
Franklin Electric Co., Inc.	171,606	8,087,791
ITT, Inc.	146,800	6,658,848
Kadant, Inc. (b)	41,573	3,103,424
Mayville Engineering Co., Inc. (a)	79,339	486,348
Mueller Industries, Inc. (b)	339,322	8,123,369
NN, Inc. (a) (b)	104,892	181,463
Rexnord Corp.	109,200	2,475,564
TriMas Corp. (a)	113,709	2,626,678

		44,018,684

Marine—0.3%
Kirby Corp. (a) (b)	40,700	1,769,229

Media—0.7%
AH Belo Corp. - Class A	269,293	463,184
Cable One, Inc.	2,100	3,452,421
Gannett Co., Inc. (b)	223,305	330,491

		4,246,096

Metals & Mining—0.4%
Alcoa Corp. (a) (b)	107,185	660,260
Compass Minerals International, Inc. (b)	54,354	2,090,998

		2,751,258

Mortgage Real Estate Investment Trusts—0.7%
Apollo Commercial Real Estate Finance, Inc. (b)	226,007	1,676,972
Invesco Mortgage Capital, Inc. (a) (b)	124,640	425,022
New York Mortgage Trust, Inc. (b)	333,386	516,748
Two Harbors Investment Corp. (a) (b)	387,370	1,475,880

		4,094,622

Multi-Utilities—0.8%
Black Hills Corp.	79,600	5,096,788

Oil, Gas & Consumable Fuels—0.7%
Berry Corp. (b)	209,110	503,955
Callon Petroleum Co. (a) (b)	238,617	130,738
Delek U.S. Holdings, Inc. (b)	124,500	1,962,120
Magnolia Oil & Gas Corp. - Class A (a) (b)	188,929	755,716
QEP Resources, Inc. (a)	388,230	129,863

Oil, Gas & Consumable Fuels—(Continued)
WPX Energy, Inc. (a) (b)	384,200	1,171,810

		4,654,202

Paper & Forest Products—2.2%
Louisiana-Pacific Corp.	214,200	3,679,956
Neenah, Inc.	151,925	6,552,525
Schweitzer-Mauduit International, Inc.	139,920	3,892,575

		14,125,056

Personal Products—0.2%
Edgewell Personal Care Co. (a) (b)	64,739	1,558,915

Pharmaceuticals—1.1%
Catalent, Inc. (a)	50,700	2,633,865
Prestige Consumer Healthcare, Inc. (a) (b)	111,112	4,075,588

		6,709,453

Professional Services—0.5%
Korn Ferry	138,965	3,379,629

Road & Rail—1.1%
Saia, Inc. (a) (b)	32,800	2,412,112
Werner Enterprises, Inc.	129,300	4,688,418

		7,100,530

Semiconductors & Semiconductor Equipment—3.8%
Brooks Automation, Inc. (b)	106,974	3,262,707
Cabot Microelectronics Corp. (b)	27,226	3,107,576
Cirrus Logic, Inc. (a)	55,800	3,662,154
Diodes, Inc. (a)	9,091	369,413
DSP Group, Inc. (a)	96,546	1,293,716
ON Semiconductor Corp. (a)	241,000	2,998,040
Teradyne, Inc. (b)	108,900	5,899,113
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	192,100	3,058,232

		23,650,951

Software—0.8%
ACI Worldwide, Inc. (a)	67,382	1,627,275
BlackBerry, Ltd. (a) (b)	335,288	1,384,740
Verint Systems, Inc. (a)	42,005	1,806,215

		4,818,230

Specialty Retail—0.5%
American Eagle Outfitters, Inc.	79,876	635,014
Asbury Automotive Group, Inc. (a)	32,200	1,778,406
Caleres, Inc.	107,600	559,520

		2,972,940

Technology Hardware, Storage & Peripherals—0.5%
NCR Corp. (a) (b)	191,884	3,396,347

Textiles, Apparel & Luxury Goods—0.9%
Delta Apparel, Inc. (a)	72,133	750,904
Steven Madden, Ltd.	148,387	3,447,030

BHFTI-90

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Wolverine World Wide, Inc.	104,888	$1,594,298

		5,792,232

Trading Companies & Distributors—0.4%
H&E Equipment Services, Inc.	94,200	1,382,856
WESCO International, Inc. (a)	41,500	948,275

		2,331,131

Total Common Stocks (Cost $779,221,497)		602,923,257

Short-Term Investment—4.5%

Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $28,453,307; collateralized by U.S. Treasury Notes at 2.125%, maturing 05/15/22, with a market value of $29,025,440.	28,453,307	28,453,307

Total Short-Term Investments (Cost $28,453,307)		28,453,307

Securities Lending Reinvestments (c)—14.4%

Certificates of Deposit—11.8%
Banco del Estado de Chile 2.002%, 3M LIBOR + 0.130%, 07/08/20 (d)	2,000,000	1,997,780
Bank of Montreal 0.990%, 06/08/20	1,000,000	999,540
Bank of Montreal (Chicago)
0.260%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	998,570
0.420%, SOFR + 0.410%, 10/02/20 (d)	1,000,000	997,480
0.470%, FEDEFF PRV + 0.380%, 09/09/20 (d)	1,000,000	995,330
0.907%, 1M LIBOR + 0.110%, 11/13/20 (d)	2,000,000	1,994,700
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	4,000,000	3,990,808
Barclays Bank plc 1.730%, 05/08/20	1,000,000	1,000,600
BNP Paribas S.A. New York
0.845%, 1M LIBOR + 0.120%, 02/11/21 (d)	1,000,000	993,270
1.345%, 1M LIBOR + 0.340%, 10/09/20 (d)	4,000,000	3,969,132
Canadian Imperial Bank of Commerce
0.220%, SOFR + 0.210%, 06/12/20 (d)	2,000,255	1,997,859
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	995,158
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Credit Agricole S.A.
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (d)	1,000,000	996,744
1.500%, 06/12/20	1,000,000	1,001,000
1.790%, 05/04/20	3,500,000	3,502,590
Credit Industriel et Commercial Zero Coupon, 05/07/20	3,961,745	3,996,120

Certificates of Deposit—(Continued)
Credit Suisse AG
0.470%, SOFR + 0.460%, 11/03/20 (d)	2,000,000	1,989,140
0.490%, SOFR + 0.480%, 10/06/20 (d)	4,000,000	3,981,760
DG Bank 0.950%, 06/10/20	1,000,000	999,380
Goldman Sachs Bank USA
0.210%, SOFR + 0.200%, 02/22/21 (d)	3,000,000	2,979,120
0.220%, SOFR + 0.210%, 02/22/21 (d)	3,000,000	2,979,390
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430
KBC Bank NV 1.800%, 04/14/20	4,005,468	4,001,360
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	997,375	997,880
National Australia Bank, Ltd.
1.195%, 1M LIBOR + 0.190%, 04/08/20 (d)	1,000,000	999,650
1.790%, 07/14/20	3,000,000	3,008,040
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
NatWest Bank plc 1.860%, 04/14/20	2,000,000	2,000,540
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	1,977,460
Sumitomo Mitsui Banking Corp.
1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	2,000,272	1,999,280
1.739%, 05/26/20	1,000,694	999,350
1.930%, 04/21/20	1,007,822	1,000,630
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	995,190
1.457%, 1M LIBOR + 0.080%, 06/05/20 (d)	1,000,000	999,910
1.970%, 04/17/20	3,000,000	3,001,770
Svenska Handelsbanken AB 1.557%, 1M LIBOR + 0.180%, 06/05/20 (d)	2,000,000	2,000,340
Toronto-Dominion Bank 1.777%, 3M LIBOR + 0.070%, 02/16/21 (d)	2,000,000	2,000,000
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (d)	2,000,000	1,989,700

		74,326,921

Commercial Paper—1.7%
Bank of China, Ltd. 1.830%, 05/21/20	1,990,850	1,994,960
Santander UK plc 1.825%, 04/07/20	1,990,774	1,999,760
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (d)	2,000,000	1,997,294
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	4,000,000	4,000,240
Versailles LLC 1.500%, 05/22/20	996,500	997,760

		10,990,014

BHFTI-91

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.4%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $197,075; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $201,017.	197,075	$197,075
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,000,836; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

		2,197,075

Time Deposit—0.2%
ABN AMRO Bank NV 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Fund—0.3%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $90,673,850)		90,514,010

Total Investments—114.5% (Cost $898,348,654)		721,890,574
Other assets and liabilities (net)—(14.5)%		(91,318,195)

Net Assets—100.0%		$630,572,379

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $88,425,197 and the collateral received consisted of cash in the amount of $90,801,824 and non-cash collateral with a value of $125,417. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-92

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$602,923,257	$—	$—	$602,923,257
Total Short-Term Investment*	—	28,453,307	—	28,453,307
Securities Lending Reinvestments
Certificates of Deposit	—	74,326,921	—	74,326,921
Commercial Paper	—	10,990,014	—	10,990,014
Repurchase Agreements	—	2,197,075	—	2,197,075
Time Deposit	—	1,000,000	—	1,000,000
Mutual Fund	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	88,514,010	—	90,514,010
Total Investments	$604,923,257	$116,967,317	$—	$721,890,574

Collateral for Securities Loaned (Liability)	$—	$(90,801,824)	$—	$(90,801,824)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-93

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—90.4% of Net Assets

Security Description	Shares	Value

Argentina—1.0%
MercadoLibre, Inc. (a)	14,250	$6,962,265

Brazil—5.8%
Banco Bradesco S.A. (ADR)	3,494,108	14,186,079
Lojas Renner S.A.	560,153	3,617,855
Multiplan Empreendimentos Imobiliarios S.A.	1,133,036	4,160,491
Vale S.A. (ADR)	1,906,300	15,803,227
WEG S.A.	484,434	3,129,741

		40,897,393

Chile—0.6%
Banco Santander Chile (ADR)	293,100	4,434,603

China—36.6%
58.com, Inc. (ADR) (a)	243,207	11,849,045
Autohome, Inc. (ADR) (a) (b)	154,977	11,006,466
Budweiser Brewing Co. APAC, Ltd. (a)	2,508,500	6,445,387
China International Travel Service Corp., Ltd. - Class A	1,212,795	11,544,627
China Merchants Bank Co., Ltd. - Class H	2,351,500	10,556,790
China Mobile, Ltd.	519,000	3,920,985
China Resources Gas Group, Ltd.	730,000	3,664,780
China Resources Land, Ltd.	4,994,000	20,488,467
Huazhu Group, Ltd. (ADR) (b)	286,352	8,226,893
Kweichow Moutai Co., Ltd. - Class A	97,667	15,352,347
LONGi Green Energy Technology Co., Ltd. - Class A	1,048,695	3,653,108
Meituan Dianping Class B (a)	614,600	7,375,522
Midea Group Co., Ltd. - Class A	1,659,089	11,364,293
New Oriental Education & Technology Group, Inc. (ADR) (a)	54,102	5,856,000
Ping An Insurance Group Co. of China, Ltd. - Class H	3,155,000	30,862,707
Prosus NV (a)	152,716	10,581,474
Shanghai International Airport Co., Ltd. - Class A	951,322	8,189,767
Shenzhou International Group Holdings, Ltd.	311,300	3,286,642
Tencent Holdings, Ltd.	1,225,700	59,767,059
Wuxi Biologics Cayman, Inc. (a)	788,500	10,164,995
Yum China Holdings, Inc.	108,471	4,624,119

		258,781,473

Hong Kong—4.5%
AIA Group, Ltd.	2,214,600	19,923,209
Hong Kong Exchanges and Clearing, Ltd.	400,690	12,033,212

		31,956,421

India—12.0%
Hindustan Unilever, Ltd.	324,051	9,754,036
Housing Development Finance Corp., Ltd.	1,049,185	22,296,881
ITC, Ltd.	3,417,417	7,583,989
Kotak Mahindra Bank, Ltd.	796,231	13,380,331
SBI Life Insurance Co., Ltd.	922,960	7,839,107
Tata Consultancy Services, Ltd.	578,536	13,810,076
UltraTech Cement, Ltd.	236,511	9,965,920

		84,630,340

Indonesia—4.5%
Astra International Tbk PT	33,297,600	7,946,229
Bank Central Asia Tbk PT	7,570,600	12,801,402

Indonesia—(Continued)
Bank Rakyat Indonesia Persero Tbk PT	36,915,500	6,788,318
Indocement Tunggal Prakarsa Tbk PT	5,936,900	4,535,704

		32,071,653

Macau—1.5%
Sands China, Ltd.	2,928,400	10,657,516

Mexico—3.8%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	198,777	12,027,996
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	669,585	6,311,557
Grupo Financiero Banorte S.A.B. de C.V. - Class O	3,179,932	8,713,060

		27,052,613

Netherlands—1.2%
ASML Holding NV	32,919	8,748,567

Philippines—2.7%
Ayala Land, Inc.	20,353,640	12,156,147
Bank of the Philippine Islands	5,398,072	6,502,009

		18,658,156

Russia—3.6%
Lukoil PJSC (ADR)	150,481	8,902,456
Novatek PJSC	511,228	5,899,168
Sberbank of Russia PJSC	2,895,788	6,867,119
Yandex NV - Class A (a)	110,500	3,762,525

		25,431,268

South Africa—2.3%
Naspers, Ltd. - N Shares	111,656	15,863,077

South Korea—2.1%
LG Chem, Ltd.	59,328	14,688,324

Taiwan—7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,774,000	51,538,801

Turkey—0.9%
BIM Birlesik Magazalar A/S	849,255	6,389,690

Total Common Stocks (Cost $661,238,418)		638,762,160

Preferred Stocks—8.0%

Brazil—0.8%
Petroleo Brasileiro S.A.	2,170,030	5,842,597

South Korea—7.2%
Samsung Electronics Co., Ltd.	1,554,250	50,734,591

Total Preferred Stocks (Cost $53,264,857)		56,577,188

BHFTI-94

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Short-Term Investments—1.9%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $13,273,598; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $13,542,575.	13,273,598	$13,273,598

Total Short-Term Investments (Cost $13,273,598)		13,273,598

Securities Lending Reinvestments (c)—1.0%

Repurchase Agreements—0.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $999,550; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,019,541.	999,550	999,550
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $1,000,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $500,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $510,000.	500,000	500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $1,500,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $1,645,938.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $1,000,016; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $1,111,036.	1,000,000	1,000,000

		5,199,550

Time Deposit—0.0%
ABN AMRO Bank NV 0.080%, 04/01/20	250,000	250,000

Mutual Funds—0.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (d)	1,000,000	1,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 0.290% (d)	200,000	200,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (d)	1,000,000	1,000,000

		2,200,000

Total Securities Lending Reinvestments (Cost $7,649,550)		7,649,550

Total Investments—101.3% (Cost $735,426,423)		716,262,496
Other assets and liabilities (net)—(1.3)%		(9,307,809)

Net Assets—100.0%		$706,954,687

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $7,870,539 and the collateral received consisted of cash in the amount of $7,649,550. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Interactive Media & Services	12.2
Banks	11.9
Semiconductors & Semiconductor Equipment	9.0
Insurance	8.3
Technology Hardware, Storage & Peripherals	7.2
Internet & Direct Marketing Retail	5.8
Real Estate Management & Development	5.2
Beverages	4.8
Hotels, Restaurants & Leisure	3.3
Thrifts & Mortgage Finance	3.2

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$6,962,265	$—	$—	$6,962,265
Brazil	40,897,393	—	—	40,897,393
Chile	4,434,603	—	—	4,434,603
China	41,562,523	217,218,950	—	258,781,473
Hong Kong	—	31,956,421	—	31,956,421
India	—	84,630,340	—	84,630,340
Indonesia	—	32,071,653	—	32,071,653
Macau	—	10,657,516	—	10,657,516
Mexico	27,052,613	—	—	27,052,613
Netherlands	—	8,748,567	—	8,748,567
Philippines	—	18,658,156	—	18,658,156
Russia	12,664,981	12,766,287	—	25,431,268
South Africa	—	15,863,077	—	15,863,077
South Korea	—	14,688,324	—	14,688,324
Taiwan	—	51,538,801	—	51,538,801
Turkey	—	6,389,690	—	6,389,690
Total Common Stocks	133,574,378	505,187,782	—	638,762,160
Preferred Stocks
Brazil	5,842,597	—	—	5,842,597
South Korea	—	50,734,591	—	50,734,591
Total Preferred Stocks	5,842,597	50,734,591	—	56,577,188
Total Short-Term Investment*	—	13,273,598	—	13,273,598
Securities Lending Reinvestments
Repurchase Agreements	—	5,199,550	—	5,199,550
Time Deposit	—	250,000	—	250,000
Mutual Funds	2,200,000	—	—	2,200,000
Total Securities Lending Reinvestments	2,200,000	5,449,550	—	7,649,550
Total Investments	$141,616,975	$574,645,521	$—	$716,262,496

Collateral for Securities Loaned (Liability)	$—	$(7,649,550)	$—	$(7,649,550)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—92.6% of Net Assets

Security Description	Shares	Value

Brazil—0.4%
Petroleo Brasileiro S.A. (ADR)	635,525	$3,495,387

Canada—1.3%
GFL Environmental, Inc. (a) (b)	190,687	2,869,839
TMX Group, Ltd.	126,400	9,410,167

		12,280,006

China—3.5%
Alibaba Group Holding, Ltd. (ADR) (b)	89,507	17,407,321
Midea Group Co., Ltd. - Class A	556,518	3,811,992
Wuliangye Yibin Co., Ltd. - Class A	712,477	11,626,412

		32,845,725

Denmark—3.6%
DSV Panalpina A/S	17,895	1,629,399
Genmab A/S (b)	113,193	22,975,674
Novo Nordisk A/S - Class B	143,808	8,674,706

		33,279,779

France—11.3%
Air Liquide S.A.	337,730	43,289,198
Airbus SE	316,344	20,525,416
Amundi S.A.	151,304	8,954,575
Eiffage S.A. (144A)	127,832	9,053,329
Safran S.A.	77,391	6,802,359
Schneider Electric SE	53,710	4,624,352
Vinci S.A.	138,721	11,478,478

		104,727,707

Germany—16.7%
Adidas AG	7,958	1,830,720
Allianz SE	134,953	23,263,396
Deutsche Boerse AG	419,390	57,610,845
Deutsche Post AG	806,386	22,248,570
Deutsche Telekom AG	910,270	12,052,464
E.ON SE	232,159	2,441,503
Symrise AG	103,135	9,767,449
Wirecard AG	230,649	26,492,511

		155,707,458

Hong Kong—3.8%
AIA Group, Ltd.	3,888,372	34,980,967

India—1.6%
Housing Development Finance Corp., Ltd.	719,818	15,297,299

Ireland—0.3%
Amarin Corp. plc (ADR) (a) (b)	727,308	2,909,232

Israel—1.2%
Nice, Ltd. (ADR) (b)	74,872	10,748,624

Italy—3.0%
Assicurazioni Generali S.p.A.	875,098	11,921,407
Intesa Sanpaolo S.p.A.	6,228,135	10,165,896

Italy—(Continued)
UniCredit S.p.A.	756,017	5,919,402

		28,006,705

Japan—5.3%
Daikin Industries, Ltd.	1,400	170,724
Nippon Shinyaku Co., Ltd.	296,000	23,257,429
Recruit Holdings Co., Ltd. (144A)	142,110	3,669,537
Sony Corp.	151,700	9,017,534
Taiyo Nippon Sanso Corp.	872,500	12,923,315

		49,038,539

Macau—0.5%
Wynn Macau, Ltd.	3,354,000	5,072,997

Netherlands—2.4%
ING Groep NV	1,454,902	7,620,862
Koninklijke DSM NV	128,881	14,645,280

		22,266,142

Portugal—0.7%
EDP - Energias de Portugal S.A.	1,668,822	6,705,727

Switzerland—11.9%
Idorsia, Ltd. (144A) (b)	256,673	6,679,919
Lonza Group AG (b)	46,297	19,261,920
Medacta Group S.A. (b)	50,391	2,967,513
Nestle S.A.	398,646	41,087,735
Roche Holding AG	57,150	18,580,266
Temenos AG (b)	37,042	4,857,115
UBS Group AG (b)	1,822,999	17,038,567

		110,473,035

United Kingdom—10.3%
AVEVA Group plc	215,481	9,304,449
Coca-Cola European Partners plc	13,632	511,609
Diageo plc	551,120	17,651,645
Linde plc (a) (b)	330,516	59,639,761
RELX plc	427,453	9,163,364

		96,270,828

United States—14.8%
Alphabet, Inc. - Class A (b)	10,741	12,480,505
Alphabet, Inc. - Class C (b)	8,207	9,543,181
Amazon.com, Inc. (b)	13,775	26,857,393
Aon plc	195,118	32,202,275
Intercontinental Exchange, Inc.	173,721	14,027,971
Medtronic plc	264,547	23,856,848
Willis Towers Watson plc	109,201	18,547,790

		137,515,963

Total Common Stocks (Cost $881,228,356)		861,622,120

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Equity Linked Security—1.8%

Security Description	Shares/ Principal Amount*	Value

United Kingdom—1.8%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/29/20 (b) (c) (Cost $21,741,541)	1,643,145	$16,686,956

Preferred Stock—1.0%

Brazil—1.0%
Petroleo Brasileiro S.A. (Cost $22,034,981)	3,582,787	9,646,310

Short-Term Investment—4.4%

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $40,476,738; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $41,288,549.	40,476,738	40,476,738

Total Short-Term Investments (Cost $40,476,738)		40,476,738

Securities Lending Reinvestments (d)—7.7%

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,386,364; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,434,092.	2,386,364	2,386,364
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $900,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $918,000.	900,000	900,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,900,021; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,938,000.	1,900,000	1,900,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $4,000,064; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $4,444,144.	4,000,000	4,000,000

		9,186,364

Time Deposit—0.1%
ABN AMRO Bank NV 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—6.6%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	7,000,000	7,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	12,000,000	12,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	14,000,000	14,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.231% (e)	1,000,000	1,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 0.290% (e)	7,450,000	7,450,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	10,000,000	10,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	10,000,000	10,000,000

		61,450,000

Total Securities Lending Reinvestments (Cost $71,636,364)		71,636,364

Total Investments—107.5% (Cost $1,037,117,980)		1,000,068,488
Other assets and liabilities (net)—(7.5)%		(69,538,611)

Net Assets—100.0%		$930,529,877

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $64,863,880 and the collateral received consisted of cash in the amount of $71,636,364 and non-cash collateral with a value of $1,387,002. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $19,402,785, which is 2.1% of net assets.

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Chemicals	15.1
Insurance	13.0
Capital Markets	11.5
Pharmaceuticals	5.4
Internet & Direct Marketing Retail	4.8
Food Products	4.4
Biotechnology	3.5
Beverages	3.2
Aerospace & Defense	2.9
Health Care Equipment & Supplies	2.9

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$3,495,387	$—	$—	$3,495,387
Canada	12,280,006	—	—	12,280,006
China	17,407,321	15,438,404	—	32,845,725
Denmark	—	33,279,779	—	33,279,779
France	—	104,727,707	—	104,727,707
Germany	—	155,707,458	—	155,707,458
Hong Kong	—	34,980,967	—	34,980,967
India	—	15,297,299	—	15,297,299
Ireland	2,909,232	—	—	2,909,232
Israel	10,748,624	—	—	10,748,624
Italy	—	28,006,705	—	28,006,705
Japan	—	49,038,539	—	49,038,539
Macau	—	5,072,997	—	5,072,997
Netherlands	—	22,266,142	—	22,266,142
Portugal	—	6,705,727	—	6,705,727
Switzerland	—	110,473,035	—	110,473,035
United Kingdom	511,609	95,759,219	—	96,270,828
United States	137,515,963	—	—	137,515,963
Total Common Stocks	184,868,142	676,753,978	—	861,622,120
Total Equity Linked Security*	—	16,686,956	—	16,686,956
Total Preferred Stock*	9,646,310	—	—	9,646,310
Total Short-Term Investment*	—	40,476,738	—	40,476,738
Securities Lending Reinvestments
Repurchase Agreements	—	9,186,364	—	9,186,364
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	61,450,000	—	—	61,450,000
Total Securities Lending Reinvestments	61,450,000	10,186,364	—	71,636,364
Total Investments	$255,964,452	$744,104,036	$—	$1,000,068,488

Collateral for Securities Loaned (Liability)	$—	$(71,636,364)	$—	$(71,636,364)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—92.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—1.1%
AppLovin Corp. Term Loan B, 4.489%, 1M LIBOR + 3.500%, 08/15/25	4,010,846	$3,619,789
Outfront Media Capital LLC Term Loan B, 2.547%, 1M LIBOR + 1.750%, 11/18/26	925,000	800,125
Red Ventures, LLC Term Loan B, 3.489%, 1M LIBOR + 2.500%, 11/08/24	1,323,000	1,115,730
Terrier Media Buyer, Inc. Term Loan B, 5.700%, 3M LIBOR + 4.250%, 12/17/26	1,596,000	1,383,533
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 5.072%, 1M LIBOR + 4.000%, 12/19/23	954,240	768,163

		7,687,340

Aerospace/Defense—1.3%
AI Convoy (Luxembourg) S.a.r.l. Term Loan B, 5.340%, 3M LIBOR + 3.500%, 01/17/27	625,000	587,500
Dynasty Acquisition Co., Inc.
Term Loan B1, 4.950%, 3M LIBOR + 3.500%, 04/06/26	582,672	459,146
Term Loan B2, 4.950%, 3M LIBOR + 3.500%, 04/06/26	313,264	246,852
TransDigm, Inc.
Term Loan F, 3.239%, 1M LIBOR + 2.250%, 12/09/25	4,915,523	4,596,014
Term Loan G, 3.239%, 1M LIBOR + 2.250%, 08/22/24	1,667,337	1,539,507
WP CPP Holdings LLC Term Loan, 5.530%, 3M LIBOR + 3.750%, 04/30/25	1,642,808	1,252,641

		8,681,660

Auto Parts & Equipment—2.2%
Adient U.S. LLC Term Loan B, 5.742%, 3M LIBOR + 4.000%, 05/06/24	620,313	551,303
American Axle & Manufacturing, Inc. Term Loan B, 3.200%, 1M LIBOR + 2.250%, 04/06/24	2,193,652	1,859,120
Autokiniton US Holdings, Inc. Term Loan B, 7.364%, 1M LIBOR + 6.375%, 05/22/25	736,875	604,237
CS Intermediate Holdco 2 LLC Term Loan B, 2.989%, 1M LIBOR + 2.000%, 11/02/23	1,267,618	980,291
Delachaux S.A. Term Loan B, 6.346%, 3M LIBOR + 4.500%, 04/16/26	400,000	334,000
DexKo Global, Inc. Term Loan, 4.500%, 1M LIBOR + 3.500%, 07/24/24	1,754,901	1,504,828
Garrett LX III S.a r.l. Term Loan B, 3.770%, 3M LIBOR + 2.500%, 09/27/25	246,250	205,619
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 3.200%, 3M LIBOR + 2.000%, 03/07/25	2,433,333	2,019,667
Panther BF Aggregator 2 L.P. Term Loan B, 4.441%, 1M LIBOR + 3.500%, 04/30/26	4,154,125	3,821,795
Tenneco, Inc. Term Loan B, 3.989%, 1M LIBOR + 3.000%, 10/01/25	3,283,438	2,314,823
TI Group Automotive Systems LLC Term Loan, 3.489%, 1M LIBOR + 2.500%, 06/30/22	1,270,254	1,162,282

		15,357,965

Beverages—0.2%
Arterra Wines Canada, Inc.
Term Loan B1, 3.802%, 3M LIBOR + 2.750%, 12/15/23	318,418	270,655

Beverages—(Continued)
Jacobs Douwe Egberts International B.V. Term Loan B, 3.625%, 1M LIBOR + 2.000%, 11/01/25	1,353,959	1,284,004

		1,554,659

Building Materials—1.2%
APi Group DE, Inc. Term Loan B, 3.489%, 1M LIBOR + 2.500%, 10/01/26	1,296,750	1,193,010
CPG International, Inc. Term Loan, 5.933%, 3M LIBOR + 3.750%, 05/05/24	1,880,211	1,579,377
NCI Building Systems, Inc. Term Loan, 4.561%, 1M LIBOR + 3.750%, 04/12/25	689,474	603,290
Quikrete Holdings, Inc. 1st Lien Term Loan, 3.489%, 1M LIBOR + 2.500%, 02/01/27	4,300,266	3,741,231
Summit Materials Cos. I LLC Term Loan B, 2.989%, 1M LIBOR + 2.000%, 11/21/24	1,564,000	1,386,095

		8,503,003

Chemicals—3.8%
Alpha 3 B.V. Term Loan B1, 4.450%, 3M LIBOR + 3.000%, 01/31/24	1,593,936	1,478,376
Aruba Investments, Inc. Term Loan B, 4.322%, 6M LIBOR + 3.250%, 02/02/22	287,172	268,505
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 3.200%, 3M LIBOR + 1.750%, 06/01/24	2,846,721	2,690,152
Element Solutions, Inc. Term Loan B, 2.989%, 1M LIBOR + 2.000%, 01/31/26	592,523	559,934
Emerald Performance Materials LLC 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 08/01/21	468,759	409,383
Ferro Corp.
Term Loan B1, 3.700%, 3M LIBOR + 2.250%, 02/14/24	388,080	337,953
Term Loan B2, 3.700%, 3M LIBOR + 2.250%, 02/14/24	309,543	269,560
Term Loan B3, 3.700%, 3M LIBOR + 2.250%, 02/14/24	302,957	263,825
Flint Group GmbH Term Loan C, 4.801%, 3M LIBOR + 3.000%, 09/07/21	134,058	95,516
Flint Group U.S. LLC 1st Lien Term Loan B2, 4.801%, 3M LIBOR + 3.000%, 09/07/21	810,942	577,796
GrafTech Finance, Inc. Term Loan B, 4.500%, 1M LIBOR + 3.500%, 02/12/25	2,192,014	1,918,012
HB Fuller Co. Term Loan B, 2.773%, 1M LIBOR + 2.000%, 10/20/24	1,488,652	1,334,204
Hexion Inc Exit Term Loan, 5.410%, 3M LIBOR + 3.500%, 07/01/26	1,662,438	1,421,384
INEOS Enterprises Holdings US Finco LLC Term Loan B, 5.113%, 3M LIBOR + 3.500%, 08/28/26	183,976	170,178
Ineos U.S. Finance LLC Term Loan B, 2.989%, 1M LIBOR + 2.000%, 04/01/24	3,054,688	2,758,383
Messer Industries GmbH Term Loan, 3.950%, 3M LIBOR + 2.500%, 03/01/26	1,906,991	1,713,908
Minerals Technologies, Inc. Term Loan B, 3.217%, 1M LIBOR + 2.250%, 02/14/24	896,314	829,090
Orion Engineered Carbons GmbH Term Loan B, 3.450%, 3M LIBOR + 2.000%, 07/25/24	450,235	381,574
PQ Corp. Term Loan B, 4.027%, 3M LIBOR + 2.250%, 02/07/27	2,181,744	1,969,024

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Starfruit Finco B.V Term Loan B, 3.863%, 1M LIBOR + 3.000%, 10/01/25	3,015,754	$2,759,415
Tata Chemicals North America, Inc.
Term Loan B, 4.375%, 1M LIBOR + 2.750%, 08/07/20	840,404	785,778
Tronox Finance LLC Term Loan B, 3.739%, 1M LIBOR + 2.750%, 09/23/24	2,719,371	2,445,169
Venator Materials Corp. Term Loan B, 3.989%, 1M LIBOR + 3.000%, 08/08/24	828,750	725,156

		26,162,275

Coal—0.2%
Murray Energy Corp.
Term Loan, 13.000%, 1M LIBOR + 11.000%, 07/31/20 † (b) (c)	520,146	515,777
Term Loan B2, 10/17/22 † (d)	1,868,647	208,666
Oxbow Carbon LLC 1st Lien Term Loan B, 4.739%, 1M LIBOR + 3.750%, 01/04/23	554,688	485,352

		1,209,795

Commercial Services—5.6%
Adtalem Global Education, Inc. Term Loan B, 3.989%, 1M LIBOR + 3.000%, 04/11/25	368,438	331,594
AlixPartners LLP Term Loan B, 3.500%, 1M LIBOR + 2.500%, 04/04/24	3,484,214	3,318,714
Allied Universal Holdco LLC Term Loan B, 5.239%, 1M LIBOR + 4.250%, 07/10/26	2,867,813	2,652,727
Amentum Government Services Holdings LLC Term Loan B, 4.989%, 1M LIBOR + 4.000%, 02/01/27	875,000	826,875
ASGN, Inc. Term Loan B3, 2.739%, 1M LIBOR + 1.750%, 04/02/25	708,613	661,136
BidFair MergerRight, Inc. Term Loan B, 6.500%, 1M LIBOR + 5.500%, 01/15/27	548,527	441,564
CHG Healthcare Services, Inc. 1st Lien Term Loan B, 4.073%, 3M LIBOR + 3.000%, 06/07/23	3,054,017	2,763,885
Coinamatic Canada, Inc. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 05/14/22	108,968	92,622
EAB Global, Inc. 1st Lien Term Loan, 5.736%, 3M LIBOR + 3.750%, 11/15/24	1,396,500	1,207,973
Electro Rent Corp. 1st Lien Term Loan, 6.801%, 3M LIBOR + 5.000%, 01/31/24	1,535,034	1,293,266
Ensemble RCM, LLC Term Loan, 5.513%, 3M LIBOR + 3.750%, 08/03/26	447,750	417,154
Financial & Risk U.S. Holdings, Inc. Term Loan, 4.239%, 1M LIBOR + 3.250%, 10/01/25	1,036,875	1,002,313
Garda World Security Corp. 1st Lien Term Loan B, 6.390%, 3M LIBOR + 4.750%, 10/30/26	1,253,894	1,197,469
GBT III B.V.
Delayed Draw Term Loan, 02/26/27 (e)	1,196,350	1,046,806
Term Loan, 02/26/27 (e)	1,428,650	1,250,069
Hertz Corp. (The) Term Loan B, 3.740%, 1M LIBOR + 2.750%, 06/30/23	960,938	688,672

Commercial Services—(Continued)
IRI Holdings, Inc. 1st Lien Term Loan, 6.113%, 3M LIBOR + 4.500%, 12/01/25	3,011,875	2,424,559
KUEHG Corp. Incremental Term Loan, 5.200%, 3M LIBOR + 3.750%, 02/21/25	2,414,815	1,817,148
LSC Communications, Inc. Term Loan B, 7.015%, 1W LIBOR + 5.500%, 09/30/22 (d)	695,208	113,550
MPH Acquisition Holdings LLC Term Loan B, 4.200%, 3M LIBOR + 2.750%, 06/07/23	2,422,371	2,204,357
Parexel International Corp. Term Loan B, 3.739%, 1M LIBOR + 2.750%, 09/27/24	2,179,603	1,874,459
Pre-Paid Legal Services, Inc.
1st Lien Term Loan, 4.239%, 1M LIBOR + 3.250%, 05/01/25	424,917	363,304
Prime Security Services Borrower LLC Term Loan B1, 4.606%, 1M LIBOR + 3.250%, 09/23/26	2,569,402	2,338,156
Prometric Holdings, Inc. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.000%, 01/29/25	269,527	208,884
PSC Industrial Holdings Corp. 1st Lien Term Loan, 4.750%, 1M LIBOR + 3.750%, 10/11/24	1,637,313	1,512,467
RDV Resources Properties, LLC Exit Term Loan, 6.875%, 3M LIBOR + 5.500%, 03/25/24	317,216	168,220
SGS Cayman L.P. Term Loan B, 6.825%, 3M LIBOR + 5.375%, 04/23/21	191,821	142,907
Syniverse Holdings, Inc. 1st Lien Term Loan, 6.873%, 6M LIBOR + 5.000%, 03/09/23	931,000	622,218
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 02/06/24	1,891,500	1,220,017
Trans Union LLC Term Loan B5, 2.739%, 1M LIBOR + 1.750%, 11/16/26	2,263,811	2,182,692
United Rentals, Inc. Term Loan B, 2.739%, 1M LIBOR + 1.750%, 10/31/25	812,625	756,757
Verscend Holding Corp. Term Loan B, 5.489%, 1M LIBOR + 4.500%, 08/27/25	1,403,625	1,333,444
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 05/14/22	671,587	570,849

		39,046,827

Computers—1.5%
CDW LLC Term Loan B, 2.740%, 1M LIBOR + 1.750%, 10/13/26	1,119,186	1,081,414
Datto, Inc. Term Loan B, 5.239%, 1M LIBOR + 4.250%, 04/02/26	322,563	279,621
ECI Macola Max Holdings LLC 1st Lien Term Loan, 5.700%, 3M LIBOR + 4.250%, 09/27/24	709,480	637,349
Harland Clarke Holdings Corp. Term Loan B7, 6.463%, 3M LIBOR + 4.750%, 11/03/23	164,648	104,716
Monitronics International, Inc. Term Loan, 7.750%, 1M LIBOR + 6.500%, 03/29/24	1,301,569	984,312
MTS Systems Corp. Term Loan B, 4.240%, 1M LIBOR + 3.250%, 07/05/23	484,376	452,892
NCR Corp. Term Loan, 3.490%, 1M LIBOR + 2.500%, 08/28/26	1,417,875	1,297,356
Sutherland Global Services, Inc. Term Loan B, 6.825%, 3M LIBOR + 5.375%, 04/23/21	824,054	613,920

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Tempo Acquisition LLC Term Loan, 3.739%, 1M LIBOR + 2.750%, 05/01/24	1,794,659	$1,612,202
Verifone Systems, Inc. 1st Lien Term Loan, 5.695%, 3M LIBOR + 4.000%, 08/20/25	2,819,823	1,870,481
Western Digital Corp. Term Loan B4, 3.353%, 1M LIBOR + 1.750%, 04/29/23	1,515,595	1,466,338

		10,400,601

Distribution/Wholesale—1.8%
American Builders & Contractors Supply Co., Inc. Term Loan, 2.989%, 1M LIBOR + 2.000%, 01/15/27	5,795,875	5,264,585
Core & Main L.P. Term Loan B, 4.331%, 1M LIBOR + 2.750%, 08/01/24	981,594	868,710
IAA, Inc. Term Loan B, 3.250%, 1M LIBOR + 2.250%, 06/28/26	507,938	487,620
KAR Auction Services, Inc.
Term Loan B6, 3.188%, 1M LIBOR + 2.250%, 09/19/26	547,250	508,942
Resideo Funding, Inc. Term Loan B, 3.710%, 3M LIBOR + 2.250%, 10/24/25	345,625	316,247
Spin Holdco, Inc. Term Loan B, 5.093%, 3M LIBOR + 3.250%, 11/14/22	3,252,856	2,911,306
Univar, Inc. Term Loan B, 3.700%, 3M LIBOR + 2.250%, 07/01/24	2,319,386	2,174,425

		12,531,835

Diversified Consumer Services—0.1%
Virtus Investment Partners, Inc. Term Loan, 3.266%, 1M LIBOR + 2.250%, 06/01/24	477,483	430,332

Diversified Financial Services—4.0%
Advisor Group, Inc. Term Loan B, 5.989%, 1M LIBOR + 5.000%, 07/31/26	997,500	768,075
Aretec Group, Inc. Term Loan, 5.239%, 1M LIBOR + 4.250%, 10/01/25	3,691,215	2,546,938
Astra Acquisition Corp. 1st Lien Term Loan, 6.500%, 1M LIBOR + 5.500%, 03/01/27	775,000	658,750
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 2.523%, 1M LIBOR + 1.750%, 01/15/25	2,062,580	1,859,760
Citco Funding LLC Term Loan, 3.572%, 3M LIBOR + 2.500%, 09/28/23	2,979,068	2,893,420
Clipper Acquisitions Corp. Term Loan B, 3.127%, 1M LIBOR + 1.750%, 12/27/24	1,099,688	1,028,208
Delos Finance S.a.r.l. Term Loan B, 3.200%, 3M LIBOR + 1.750%, 10/06/23	1,872,500	1,672,377
Ditech Holding Corp. Term Loan, 06/30/22 (d)	2,747,915	1,080,846
Fiserv Investment Solutions, Inc. Term Loan B, 6.442%, 3M LIBOR + 4.750%, 02/18/27	500,000	452,500
Focus Financial Partners, LLC Term Loan, 2.989%, 1M LIBOR + 2.000%, 07/03/24	2,612,805	2,403,781
Franklin Square Holdings L.P. Term Loan B, 3.250%, 1M LIBOR + 2.250%, 08/01/25	492,500	455,562
Greenhill & Co., Inc. Term Loan B, 3.862%, 1M LIBOR + 3.250%, 04/12/24	956,667	846,650

Diversified Financial Services—(Continued)
GreenSky Holdings LLC Term Loan B, 4.250%, 1M LIBOR + 3.250%, 03/31/25	1,298,500	1,071,262
Guggenheim Partners LLC Term Loan, 3.739%, 1M LIBOR + 2.750%, 07/21/23	5,161,930	4,645,737
Harbourvest Partners LLC Term Loan B, 3.927%, 3M LIBOR + 2.250%, 03/03/25	909,805	777,884
IG Investment Holdings LLC 1st Lien Term Loan, 5.450%, 3M LIBOR + 4.000%, 05/23/25	2,690,459	2,179,272
LPL Holdings, Inc. Term Loan B1, 2.709%, 1M LIBOR + 1.750%, 11/12/26	1,296,750	1,238,396
NFP Corp. Term Loan, 4.239%, 1M LIBOR + 3.250%, 02/15/27	727,649	636,693
Oz Management L.P. 1st Lien Term Loan, 5.563%, 1M LIBOR + 4.750%, 04/10/23	45,000	41,625
PGX Holdings, Inc. 1st Lien Term Loan, 6.250%, 1M LIBOR + 5.250%, 09/29/20	1,360,017	657,908

		27,915,644

Electric—1.1%
Calpine Construction Finance Co. L.P. Term Loan B, 2.989%, 1M LIBOR + 2.000%, 01/15/25	1,233,430	1,140,923
Calpine Corp.
Term Loan B5, 3.240%, 1M LIBOR + 2.250%, 01/15/24	4,031,510	3,893,766
Term Loan B9, 3.240%, 1M LIBOR + 2.250%, 04/05/26	794,000	766,210
Longview Power LLC Term Loan B, 7.780%, 3M LIBOR + 6.000%, 04/13/21 † (d)	1,217,625	258,745
Talen Energy Supply, LLC Term Loan B, 4.739%, 1M LIBOR + 3.750%, 07/08/26	322,502	285,414
Vistra Operations Company LLC 1st Lien Term Loan B3, 2.739%, 1M LIBOR + 1.750%, 12/31/25	1,199,206	1,149,739

		7,494,797

Electrical Components & Equipment—0.1%
Pelican Products, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 05/01/25	564,938	461,836

Electronics—0.1%
Celestica, Inc. Term Loan B, 3.459%, 1M LIBOR + 2.500%, 06/27/25	225,000	200,250
Mirion Technologies, Inc. Term Loan B, 5.072%, 3M LIBOR + 4.000%, 03/06/26	396,311	350,735
TTM Technologies, Inc. Term Loan, 4.081%, 1M LIBOR + 2.500%, 09/28/24	276,204	259,632

		810,617

Engineering & Construction—0.3%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.056%, 3M LIBOR + 4.250%, 06/21/24	982,423	802,313
FrontDoor, Inc. Term Loan B, 3.500%, 1M LIBOR + 2.500%, 08/16/25	418,625	403,973
Rockwood Service Corporation Term Loan, 5.700%, 3M LIBOR + 4.250%, 01/23/27	425,000	387,281
USIC Holdings, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 12/08/23	171,571	144,978

		1,738,545

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—3.1%
AMC Entertainment Holdings, Inc. Term Loan B, 4.080%, 6M LIBOR + 3.000%, 04/22/26	1,608,750	$1,211,924
Aristocrat Technologies, Inc. 1st Lien Term Loan, 3.577%, 3M LIBOR + 1.750%, 10/19/24	938,307	853,860
Crown Finance U.S., Inc. Term Loan, 3.322%, 6M LIBOR + 2.250%, 02/28/25	1,588,444	1,067,434
Crown Finance US, Inc. Incremental Term Loan, 3.572%, 6M LIBOR + 2.500%, 09/30/26	1,293,500	856,297
Delta 2 (LUX) S.a.r.l. Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	2,243,230	2,016,103
Eldorado Resorts LLC Term Loan B, 3.250%, 6M LIBOR + 2.250%, 04/17/24	396,056	388,135
GVC Holdings PLC Term Loan B3, 3.308%, 6M LIBOR + 2.250%, 03/29/24	1,004,500	835,409
Live Nation Entertainment, Inc. Term Loan B4, 2.563%, 1M LIBOR + 1.750%, 10/17/26	1,570,246	1,421,072
Motion Finco LLC
Delayed Draw Term Loan B2, 4.323%, 1M LIBOR + 3.250%, 11/04/26	60,832	49,578
Term Loan B1, 4.209%, 3M LIBOR + 3.250%, 11/13/26	462,855	390,534
NASCAR Holdings, Inc.
Term Loan B, 3.674%, 1M LIBOR + 2.750%, 10/19/26	636,941	563,163
Playtika Holding Corp. Term Loan B, 7.072%, 6M LIBOR + 6.000%, 12/10/24	2,987,188	2,817,913
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 3.989%, 1M LIBOR + 3.000%, 03/31/24	2,308,013	1,938,731
SMG U.S. Midco 2, Inc. Term Loan, 3.429%, 1M LIBOR + 2.500%, 01/23/25	220,510	166,485
Stars Group Holdings B.V. (The) Incremental Term Loan, 4.950%, 3M LIBOR + 3.500%, 07/10/25	4,821,268	4,622,390
UFC Holdings LLC Term Loan, 4.250%, 1M LIBOR + 3.250%, 04/29/26	2,102,887	1,882,084

		21,081,112

Environmental Control—1.6%
Advanced Disposal Services, Inc. Term Loan B3, 2.894%, 1W LIBOR + 2.250%, 11/10/23	3,221,712	3,205,603
EnergySolutions LLC Term Loan B, 5.200%, 3M LIBOR + 3.750%, 05/09/25	1,105,313	939,516
EWT Holdings III Corp. Term Loan, 3.739%, 1M LIBOR + 2.750%, 12/20/24	3,409,600	3,136,832
Filtration Group Corp. 1st Lien Term Loan, 3.558%, 1M LIBOR + 3.000%, 03/29/25	1,437,766	1,270,626
GFL Environmental Inc. Term Loan B, 3.989%, 1M LIBOR + 3.000%, 05/30/25	1,767,519	1,724,435
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 02/28/25	1,081,703	703,107
U.S. Ecology, Inc. Term Loan B, 3.489%, 1M LIBOR + 2.500%, 11/01/26	224,438	216,582

		11,196,701

Food—2.5%
Atkins Nutritionals Holdings, Inc. Term Loan B, 4.547%, 1M LIBOR + 3.750%, 07/07/24	339,321	317,265
B&G Foods, Inc. Term Loan B4, 3.489%, 1M LIBOR + 2.500%, 10/10/26	248,750	237,142
CHG PPC Parent LLC Term Loan B, 3.739%, 1M LIBOR + 2.750%, 03/31/25	442,125	400,123
CM Acquisition Co. Term Loan, 11.450%, 3M LIBOR + 10.000%, 07/26/23	188,696	176,667
Del Monte Foods, Inc. 1st Lien Term Loan, 4.863%, 3M LIBOR + 3.250%, 02/18/21	1,437,043	1,174,782
Dole Food Co., Inc. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/06/24	2,473,669	2,244,855
Flavors Holdings, Inc. 1st Lien Term Loan, 7.200%, 3M LIBOR + 5.750%, 06/30/20	578,857	555,703
Froneri International Ltd. Term Loan, 3.239%, 1M LIBOR + 2.250%, 01/29/27	1,875,000	1,800,000
Hearthside Food Solutions LLC
Incremental Term Loan, 4.989%, 1M LIBOR + 4.000%, 05/23/25	395,000	341,675
Term Loan B, 4.677%, 1M LIBOR + 3.688%, 05/23/25	663,188	567,025
JBS USA Lux S.A. Term Loan B, 3.072%, 6M LIBOR + 2.000%, 05/01/26	5,875,700	5,548,341
Nomad Foods Europe Midco, Ltd. Term Loan B4, 2.955%, 1M LIBOR + 2.250%, 05/15/24	1,732,895	1,633,254
U.S. Foods, Inc.
Term Loan B, 2.822%, 1M LIBOR + 1.750%, 06/27/23	759,224	716,201
Term Loan B, 3.072%, 6M LIBOR + 2.000%, 09/13/26	1,467,625	1,367,338

		17,080,371

Food Service—0.2%
Agro Merchants NAI Holdings LLC 1st Lien Term Loan B, 5.200%, 3M LIBOR + 3.750%, 12/06/24	18,149	15,245
Aramark Services, Inc.
Term Loan B3, 2.739%, 1M LIBOR + 1.750%, 03/11/25	816,080	765,755
Term Loan B4, 2.739%, 1M LIBOR + 1.750%, 01/15/27	1,000,000	935,000

		1,716,000

Forest Products & Paper—0.0%
Clearwater Paper Corp. Term Loan B, 4.250%, 3M LIBOR + 3.250%, 07/26/26	299,250	284,288

Gas—0.1%
UGI Energy Services, LLC Term Loan B, 4.739%, 1M LIBOR + 3.750%, 08/13/26	918,063	794,124

Hand/Machine Tools—0.3%
Apex Tool Group, LLC Term Loan B, 6.750%, 1M LIBOR + 5.500%, 08/01/24	2,219,465	1,727,021

Healthcare-Products—1.4%
Albany Molecular Research, Inc. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 08/30/24	658,125	589,022
Athenahealth, Inc. Term Loan B, 5.284%, 3M LIBOR + 4.500%, 02/11/26	1,658,250	1,558,755

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Avantor, Inc. 1st Lien Term Loan, 3.250%, 1M LIBOR + 2.250%, 11/21/24	752,269	$720,297
Carestream Dental Equipment, Inc. 1st Lien Term Loan, 4.322%, 3M LIBOR + 3.250%, 09/01/24	870,989	718,566
CryoLife, Inc. Term Loan B, 4.700%, 3M LIBOR + 3.250%, 11/14/24	464,313	406,274
Greatbatch, Ltd. Term Loan B, 3.510%, 1M LIBOR + 2.500%, 10/27/22	2,435,005	2,325,430
Hanger, Inc. 1st Lien Term Loan, 4.489%, 1M LIBOR + 3.500%, 03/06/25	1,004,500	949,253
Ortho-Clinical Diagnostics S.A. Term Loan B, 4.765%, 1M LIBOR + 3.250%, 06/30/25	3,115,255	2,666,658

		9,934,255

Healthcare-Services—4.3%
Acadia Healthcare Co., Inc.
Term Loan B3, 3.500%, 1M LIBOR + 2.500%, 02/11/22	690,420	642,090
Term Loan B4, 3.500%, 1M LIBOR + 2.500%, 02/16/23	1,395,808	1,256,228
Accelerated Health Systems LLC Term Loan B, 4.297%, 1M LIBOR + 3.500%, 10/31/25	493,750	445,609
ADMI Corp. Term Loan B, 4.200%, 1M LIBOR + 2.750%, 04/30/25	1,572,221	1,411,068
Alliance Healthcare Services, Inc. Term Loan B, 5.500%, 1M LIBOR + 4.500%, 10/24/23	726,563	570,352
BioClinica Holding I, LP 1st Lien Term Loan, 5.250%, 1M LIBOR + 4.250%, 10/20/23	1,376,942	1,142,862
BW NHHC Holdco, Inc. 1st Lien Term Loan, 6.615%, 3M LIBOR + 5.000%, 05/15/25	908,813	549,832
Catalent Pharma Solutions, Inc. Term Loan B2, 3.250%, 1M LIBOR + 2.250%, 05/18/26	717,750	699,806
Da Vinci Purchaser Corp.
Term Loan, 5.872%, 3M LIBOR + 4.000%, 01/08/27	350,000	326,813
Envision Healthcare Corp. 1st Lien Term Loan, 4.739%, 1M LIBOR + 3.750%, 10/10/25	4,196,875	2,249,525
Gentiva Health Services, Inc. Term Loan, 4.250%, 1M LIBOR + 3.250%, 07/02/25	2,205,422	2,084,123
GHX Ultimate Parent Corp. 1st Lien Term Loan, 4.625%, 3M LIBOR + 3.250%, 06/28/24	1,071,960	1,002,283
Jaguar Holding Co. II Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	5,497,975	5,300,966
LGC Limited Term Loan, 01/22/27 (e)	300,000	267,000
Medical Solutions LLC Term Loan, 5.500%, 1M LIBOR + 4.500%, 06/14/24	871,872	775,966
National Mentor Holdings, Inc.
Term Loan B, 4.989%, 1M LIBOR + 4.000%, 03/09/26	522,083	475,096
Term Loan C, 5.460%, 3M LIBOR + 4.000%, 03/09/26	23,711	21,577
One Call Corp. Term Loan B, 6.954%, 3M LIBOR + 5.250%, 11/25/22	1,102,090	912,897
Phoenix Guarantor Inc Term Loan B, 4.113%, 1M LIBOR + 3.250%, 03/05/26	1,637,646	1,506,634
Radiology Partners Holdings, LLC 1st Lien Term Loan B, 5.981%, 12M LIBOR + 4.750%, 07/09/25	453,497	384,717

Healthcare-Services—(Continued)
RadNet, Inc. Term Loan, 5.350%, 3M LIBOR + 3.500%, 06/30/23	2,054,196	1,828,235
Select Medical Corp. Term Loan B, 3.430%, 1M LIBOR + 2.500%, 03/06/25	2,457,947	2,347,339
Sound Inpatient Physicians 1st Lien Term Loan, 3.739%, 1M LIBOR + 2.750%, 06/27/25	417,563	373,718
Surgery Center Holdings, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 09/03/24	901,875	711,128
Syneos Health, Inc. Term Loan B, 2.739%, 1M LIBOR + 1.750%, 08/01/24	716,442	694,949
U.S. Anesthesia Partners, Inc. Term Loan, 4.000%, 1M LIBOR + 3.000%, 06/23/24	1,647,546	1,248,016
Universal Health Services, Inc. Term Loan B, 2.739%, 1M LIBOR + 1.750%, 10/31/25	395,000	379,200
Wink Holdco, Inc. 1st Lien Term Loan B, 4.450%, 3M LIBOR + 3.000%, 12/02/24	415,438	355,718

		29,963,747

Holding Companies-Diversified—0.2%
Belfor Holdings Inc. Term Loan B, 4.989%, 1M LIBOR + 4.000%, 04/06/26	446,625	430,993
Emerald Expositions Holding, Inc. Term Loan B, 3.739%, 1M LIBOR + 2.750%, 05/22/24	1,007,384	800,871

		1,231,864

Home Builders—0.1%
Thor Industries, Inc. Term Loan B, 5.375%, 1M LIBOR + 3.750%, 02/01/26	937,576	806,315

Home Furnishings—0.0%
ACProducts, Inc. Term Loan B, 8.192%, 3M LIBOR + 6.500%, 08/18/25	375,000	342,188

Household Products/Wares—0.6%
KIK Custom Products, Inc. Term Loan B, 5.000%, 1M LIBOR + 4.000%, 05/15/23	1,752,096	1,583,456
Prestige Brands, Inc. Term Loan B4, 2.989%, 1M LIBOR + 2.000%, 01/26/24	367,988	345,296
Reynolds Consumer Products LLC Term Loan, 3.501%, 3M LIBOR + 1.750%, 02/04/27	2,125,000	2,017,422

		3,946,174

Housewares—0.1%
Carlisle Foodservice Products, Inc. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.000%, 03/20/25	245,357	211,007
Libbey Glass, Inc. Term Loan B, 4.005%, 1M LIBOR + 3.000%, 04/09/21	383,216	182,666

		393,673

Insurance—3.7%
Alliant Holdings Intermediate, LLC
Term Loan B, 3.862%, 1M LIBOR + 3.250%, 05/09/25	397,000	368,217
Term Loan B, 3.989%, 1M LIBOR + 3.000%, 05/09/25	2,298,057	2,135,279

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
AmWINS Group, Inc. Term Loan B, 3.766%, 1M LIBOR + 2.750%, 01/25/24	4,214,442	$3,945,771
AssuredPartners, Inc. Term Loan B, 4.489%, 1M LIBOR + 3.500%, 02/12/27	174,563	155,797
Asurion LLC
2nd Lien Term Loan, 7.489%, 1M LIBOR + 6.500%, 08/04/25	2,350,000	2,197,250
Term Loan B4, 3.989%, 1M LIBOR + 3.000%, 08/04/22	3,966,436	3,688,786
Term Loan B6, 3.989%, 1M LIBOR + 3.000%, 11/03/23	2,665,240	2,571,957
HUB International, Ltd.
Incremental Term Loan B, 5.692%, 3M LIBOR + 4.000%, 04/25/25	1,596,000	1,492,260
Term Loan B, 4.551%, 3M LIBOR + 2.750%, 04/25/25	4,494,938	4,247,716
Sedgwick Claims Management Services, Inc. Term Loan B, 4.239%, 1M LIBOR + 3.250%, 12/31/25	1,086,250	959,520
USI, Inc.
Incremental Term Loan B, 4.989%, 1M LIBOR + 4.000%, 12/02/26	1,221,938	1,118,073
Term Loan, 3.989%, 3M LIBOR + 3.000%, 05/16/24	2,632,500	2,402,156

		25,282,782

Internet—2.8%
Ancestry.com Operations, Inc. Extended Term Loan B, 5.240%, 1M LIBOR + 4.250%, 08/27/26	3,349,688	2,796,989
Barracuda Networks, Inc. 1st Lien Term Loan, 4.517%, 3M LIBOR + 3.250%, 02/12/25	838,837	778,720
Buzz Merger Sub, Ltd. Term Loan B, 3.739%, 1M LIBOR + 2.750%, 01/29/27	500,000	462,500
EIG Investors Corp. 1st Lien Term Loan, 5.388%, 3M LIBOR + 3.750%, 02/09/23	3,547,394	2,908,863
Go Daddy Operating Co. LLC Term Loan, 2.739%, 1M LIBOR + 1.750%, 02/15/24	3,747,329	3,593,689
Hoya Midco LLC 1st Lien Term Loan, 4.572%, 6M LIBOR + 3.500%, 06/30/24	948,048	739,478
Match Group, Inc. Term Loan B, 3.457%, 3M LIBOR + 1.750%, 02/15/27	675,000	631,125
ProQuest LLC Term Loan, 4.489%, 1M LIBOR + 3.500%, 10/23/26	1,421,438	1,343,258
Uber Technologies
Incremental Term Loan, 4.489%, 1M LIBOR + 3.500%, 07/13/23	4,322,012	4,066,291
Term Loan, 5.000%, 1M LIBOR + 3.500%, 04/04/25	1,400,063	1,321,659
Vungle, Inc. Term Loan B, 6.489%, 1M LIBOR + 5.500%, 09/30/26	597,000	534,315

		19,176,887

Investment Companies—0.6%
EIG Management Co. LLC Term Loan B, 4.739%, 1M LIBOR + 3.750%, 02/22/25	245,000	216,825
FinCo I LLC Term Loan B, 2.989%, 1M LIBOR + 2.000%, 12/27/22	808,331	743,665
Getty Images, Inc. Term Loan B, 5.500%, 1M LIBOR + 4.500%, 02/19/26	1,418,993	1,156,479

Investment Companies—(Continued)
Henry Co. LLC Term Loan B, 5.000%, 1M LIBOR + 4.000%, 10/05/23	387,977	333,014
LSF9 Atlantis Holdings LLC Term Loan, 7.000%, 1M LIBOR + 6.000%, 05/01/23	1,227,448	991,164
Victory Capital Holdings, Inc. Term Loan B, 4.015%, 1M LIBOR + 2.500%, 07/01/26	1,038,636	924,386

		4,365,533

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 4.750%, 1M LIBOR + 3.750%, 03/01/25	1,324,228	1,099,109

Leisure Time—1.0%
Bombardier Recreational Products, Inc. Term Loan, 2.989%, 1M LIBOR + 2.000%, 05/24/27	4,220,506	3,566,327
ClubCorp Holdings, Inc. Term Loan B, 4.200%, 3M LIBOR + 2.750%, 09/18/24	1,657,500	1,064,944
Hayward Industries, Inc. 1st Lien Term Loan, 4.489%, 1M LIBOR + 3.500%, 08/05/24	406,528	327,255
Sabre GLBL, Inc. Term Loan B, 2.989%, 1M LIBOR + 2.000%, 02/22/24	910,258	782,822
SRAM LLC Term Loan B, 3.750%, 1M LIBOR + 2.750%, 03/15/24	887,009	847,094
Travel Leaders Group LLC Term Loan B, 4.959%, 1M LIBOR + 4.000%, 01/25/24	859,688	659,810

		7,248,252

Lodging—1.4%
Boyd Gaming Corp. Term Loan B3, 2.934%, 1M LIBOR + 2.250%, 09/15/23	595,157	524,730
CityCenter Holdings LLC Term Loan B, 3.239%, 1M LIBOR + 2.250%, 04/18/24	2,313,178	2,050,054
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 2.989%, 1M LIBOR + 2.000%, 11/30/23	870,750	801,090
Golden Nugget, Inc. Incremental Term Loan B, 3.695%, 1M LIBOR + 2.500%, 10/04/23	5,033,322	3,934,382
Playa Resorts Holding B.V. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/29/24	2,265,604	1,612,356
Wyndham Hotels & Resorts, Inc. Term Loan B, 2.739%, 1M LIBOR + 1.750%, 05/30/25	1,182,000	1,040,160

		9,962,772

Machinery-Construction & Mining—0.6%
Brookfield WEC Holdings, Inc.
Term Loan, 3.989%, 1M LIBOR + 3.000%, 08/01/25	4,053,700	3,866,216
Vertiv Group Corp. Term Loan B, 4.581%, 1M LIBOR + 3.000%, 03/02/27	100,000	91,000

		3,957,216

Machinery-Diversified—1.7%
AI Alpine AT Bidco GmbH Term Loan B, 4.624%, 3M LIBOR + 2.750%, 10/31/25	197,500	167,875

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Altra Industrial Motion Corp. Term Loan B, 2.989%, 1M LIBOR + 2.000%, 10/01/25	618,507	$567,481
Clark Equipment Co. Term Loan B, 3.200%, 3M LIBOR + 1.750%, 05/18/24	1,032,718	941,495
CPM Holdings, Inc. 1st Lien Term Loan, 5.353%, 1M LIBOR + 3.750%, 11/17/25	296,250	245,147
DXP Enterprises, Inc. Term Loan B, 5.739%, 1M LIBOR + 4.750%, 08/29/23	463,125	419,128
Engineered Machinery Holdings, Inc.
1st Lien Term Loan, 4.450%, 3M LIBOR + 3.000%, 07/19/24	1,148,563	964,792
Incremental Term Loan, 5.700%, 3M LIBOR + 4.250%, 07/19/24	271,563	224,718
Gardner Denver, Inc. Term Loan, 2.739%, 1M LIBOR + 1.750%, 03/01/27	1,108,934	1,047,943
Ingersoll-Rand Services Co. Term Loan, 2.739%, 1M LIBOR + 1.750%, 03/01/27	1,225,000	1,151,500
Restaurant Technologies, Inc. 1st Lien Term Loan, 4.700%, 3M LIBOR + 3.250%, 10/01/25	197,500	166,394
Rexnord LLC Term Loan B, 2.679%, 1M LIBOR + 1.750%, 08/21/24	2,956,277	2,741,947
Thermon Industries, Inc. Term Loan B, 5.331%, 1M LIBOR + 3.750%, 10/30/24	246,400	210,672
Titan Acquisition, Ltd. Term Loan B, 4.450%, 3M LIBOR + 3.000%, 03/28/25	2,719,500	2,318,374
Welbilt, Inc. Term Loan B, 3.489%, 1M LIBOR + 2.500%, 10/23/25	794,103	635,282

		11,802,748

Media—5.9%
Charter Communications Operating LLC Term Loan B2, 2.740%, 1M LIBOR + 1.750%, 02/01/27	1,878,181	1,815,575
CSC Holdings LLC
1st Lien Term Loan, 2.862%, 1M LIBOR + 2.250%, 07/17/25	2,393,262	2,321,464
Incremental Term Loan, 2.862%, 1M LIBOR + 2.250%, 01/15/26	940,500	909,934
CSC Holdings, LLC Term Loan B5, 3.112%, 1M LIBOR + 2.500%, 04/15/27	1,185,000	1,147,474
Cumulus Media New Holdings, Inc. Term Loan B, 4.822%, 6M LIBOR + 3.750%, 03/31/26	472,625	383,614
Diamond Sports Group, LLC Term Loan, 4.180%, 1M LIBOR + 3.250%, 08/24/26	2,661,625	2,089,376
Entercom Media Corp. Term Loan, 3.489%, 1M LIBOR + 2.500%, 11/18/24	2,097,558	1,887,802
Entravision Communications Corp. Term Loan B, 3.739%, 1M LIBOR + 2.750%, 11/29/24	743,125	613,078
Global Eagle Entertainment, Inc. 1st Lien Term Loan, 9.378%, 3M LIBOR + 7.500%, 01/06/23 †	1,046,250	685,294
Gray Television, Inc.
Term Loan B, 3.765%, 1M LIBOR + 2.250%, 02/07/24	1,470,015	1,392,839
Term Loan C, 4.015%, 1M LIBOR + 2.500%, 01/02/26	552,268	532,938
Hubbard Radio LLC
Term Loan B, 4.500%, 1M LIBOR + 3.500%, 03/28/25	554,227	477,559
iHeartCommunications, Inc. Term Loan, 3.989%, 1M LIBOR + 3.000%, 05/01/26	947,625	811,641

Media—(Continued)
Midcontinent Communications Term Loan B, 3.200%, 3M LIBOR + 1.750%, 08/15/26	771,125	732,569
Mission Broadcasting, Inc. Term Loan B3, 3.831%, 1M LIBOR + 2.250%, 01/17/24	306,413	287,722
Nexstar Broadcasting, Inc.
Term Loan B3, 3.191%, 1M LIBOR + 2.250%, 01/17/24	1,188,054	1,115,582
Term Loan B4, 4.331%, 1M LIBOR + 2.750%, 09/18/26	432,281	408,506
Radiate Holdco LLC 1st Lien Term Loan, 3.989%, 1M LIBOR + 3.000%, 02/01/24	1,754,256	1,627,950
Recorded Books, Inc. Term Loan B, 08/29/25 (e)	250,000	218,750
Sinclair Television Group Inc. Term Loan B2B, 3.210%, 1M LIBOR + 2.500%, 09/30/26	547,250	506,890
Sinclair Television Group, Inc. Term Loan B2, 3.240%, 1M LIBOR + 2.250%, 01/03/24	2,065,479	1,982,860
Univision Communications, Inc. Term Loan C5, 3.750%, 1M LIBOR + 2.750%, 03/15/24	6,963,441	5,953,742
UPC Broadband Holding B.V. Term Loan B, 2.955%, 1M LIBOR + 2.250%, 04/30/28	775,000	703,958
Virgin Media Bristol LLC Term Loan N, 3.205%, 1M LIBOR + 2.500%, 01/31/28	6,450,000	6,143,625
Ziggo Financing Partnership Term Loan I, 3.205%, 1M LIBOR + 2.500%, 04/30/28	6,475,000	6,046,031

		40,796,773

Metal Fabricate/Hardware—1.6%
Advanced Drainage Systems, Inc. Term Loan B, 3.813%, 1M LIBOR + 2.250%, 07/31/26	277,821	259,763
Ameriforge Group, Inc. Term Loan, 8.450%, 3M LIBOR + 7.000%, 06/08/22	747,381	725,894
Arconic Rolled Products Corp. Term Loan B, 02/04/27 (e)	525,000	480,375
Atkore International, Inc. 1st Lien Term Loan, 4.020%, 3M LIBOR + 2.750%, 12/22/23	1,273,520	1,120,698
Dynacast International LLC Term Loan B2, 4.700%, 3M LIBOR + 3.250%, 01/28/22	1,174,648	792,888
Neenah Foundry Co. Term Loan, 7.756%, 3M LIBOR + 6.500%, 12/13/22	643,394	562,969
Penn Engineering & Manufacturing Corp. Term Loan B, 4.125%, 3M LIBOR + 2.750%, 06/27/24	206,761	186,085
Tecomet, Inc. Term Loan, 4.250%, 1M LIBOR + 3.250%, 05/01/24	1,795,543	1,535,189
Werner FinCo L.P. Term Loan, 5.000%, 1M LIBOR + 4.000%, 07/24/24	1,365,916	1,208,836
WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.072%, 6M LIBOR + 5.000%, 09/30/23	554,875	446,674
Zekelman Industries, Inc. Term Loan, 3.209%, 1M LIBOR + 2.250%, 01/24/27	4,250,000	3,973,750

		11,293,121

Mining—0.0%
Noranda Aluminum Acquisition Corp. Term Loan B, 02/28/21 (d)	430,320	30,122
PMHC II, Inc. 1st Lien Term Loan, 4.500%, 6M LIBOR + 3.500%, 03/31/25	343,000	208,373

		238,495

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—1.5%
CTC AcquiCo GmbH Term Loan B2, 4.363%, 3M LIBOR + 2.750%, 03/07/25	1,050,529	$953,355
Dayco Products LLC Term Loan B, 5.863%, 3M LIBOR + 4.250%, 05/19/23	972,500	729,375
EXC Holdings III Corp. 1st Lien Term Loan, 4.950%, 3M LIBOR + 3.500%, 12/02/24	439,875	389,289
Gates Global LLC Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/01/24	3,760,363	3,384,327
Gemini HDPE LLC Term Loan B, 4.280%, 3M LIBOR + 2.500%, 08/07/24	1,741,145	1,462,562
LTI Holdings, Inc.
1st Lien Term Loan, 4.489%, 1M LIBOR + 3.500%, 09/06/25	1,233,225	921,836
Term Loan, 5.739%, 1M LIBOR + 4.750%, 07/24/26	174,125	132,915
Momentive Performance Materials, Inc. Term Loan B, 4.240%, 1M LIBOR + 3.250%, 05/15/24	2,382,000	1,965,150
Rohm Holding GmbH Term Loan B, 6.779%, 6M LIBOR + 5.000%, 07/31/26	349,123	240,895
Spectrum Holdings III Corp. 1st Lien Term Loan, 4.700%, 3M LIBOR + 3.250%, 01/31/25	385,462	302,588

		10,482,292

Oil & Gas—1.2%
Apro LLC
Delayed Draw Term Loan, 4.000%, 3M LIBOR + 2.000%, 11/14/26 (f)	233,333	204,750
Term Loan B, 5.000%, 1M LIBOR + 4.000%, 11/14/26	814,625	714,833
CITGO Holding, Inc. Term Loan B, 8.000%, 1M LIBOR + 7.000%, 08/01/23	223,875	181,339
Citgo Petroleum Corp.
Term Loan B, 5.500%, 1M LIBOR + 4.500%, 07/29/21	2,342,428	2,166,746
Term Loan B, 6.000%, 1M LIBOR + 5.000%, 03/28/24	2,178,000	1,905,750
Delek U.S. Holdings, Inc. Term Loan B, 3.239%, 1M LIBOR + 2.250%, 03/31/25	3,625,457	2,688,882
Fieldwood Energy LLC 1st Lien TL, 7.027%, 3M LIBOR + 5.250%, 04/11/22	1,276,437	446,753
Sunrise Oil & Gas Properties, LLC
First Out Term Loan, 8.000%, 1M LIBOR + 7.000%, 01/17/23	85,053	80,800
8.000%, 1M LIBOR + 7.000%, 01/17/23	85,053	71,869
8.000%, 1M LIBOR + 7.000%, 01/17/23	98,259	69,273

		8,530,995

Oil & Gas Services—0.3%
Apergy Corp. 1st Lien Term Loan, 3.500%, 1M LIBOR + 2.500%, 05/09/25	207,530	181,589
McDermott Technology Americas, Inc.
1st Lien Term Loan, 6M LIBOR + 0.000%, 05/09/25 (d)	1,627,343	491,458
Term Loan, 10.647%, 3M LIBOR + 9.000%, 10/22/20	432,724	428,397
Term Loan, 10.806%, 3M LIBOR + 5.000%, 10/21/20	725,000	668,812

		1,770,256

Packaging & Containers—2.5%
Berry Global, Inc.
Term Loan W, 2.863%, 1M LIBOR + 2.000%, 10/01/22	768,591	742,074
Term Loan Y, 2.863%, 1M LIBOR + 2.000%, 07/01/26	843,625	798,913

Packaging & Containers—(Continued)
BWAY Holding Co. Term Loan B, 5.084%, 3M LIBOR + 3.250%, 04/03/24	1,896,375	1,573,991
Flex Acquisition Co., Inc.
1st Lien Term Loan, 4.909%, 3M LIBOR + 3.000%, 12/29/23	4,173,580	3,721,444
Incremental Term Loan, 5.159%, 3M LIBOR + 3.250%, 06/29/25	1,321,000	1,177,892
Patriot Container Corp. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 03/20/25	122,500	109,638
Pregis TopCo Corp. 1st Lien Term Loan, 4.989%, 1M LIBOR + 4.000%, 07/31/26	573,563	504,735
Reynolds Group Holdings, Inc. Term Loan, 3.739%, 1M LIBOR + 2.750%, 02/05/23	6,553,248	6,250,160
Ring Container Technologies Group LLC 1st Lien Term Loan, 3.739%, 1M LIBOR + 2.750%, 10/31/24	728,611	637,535
Trident TPI Holdings, Inc. Term Loan B1, 4.700%, 3M LIBOR + 3.250%, 10/17/24	1,883,280	1,581,955

		17,098,337

Pharmaceuticals—4.6%
Akorn, Inc. Term Loan B, 10.875%, PIK, 04/16/2021, 04/16/21	1,523,516	1,173,108
Alkermes, Inc. Term Loan B, 2.870%, 1M LIBOR + 2.250%, 03/27/23	349,079	310,680
Alphabet Holding Co., Inc. 1st Lien Term Loan, 4.489%, 1M LIBOR + 3.500%, 09/26/24	2,193,750	1,779,131
Amneal Pharmaceuticals LLC Term Loan B, 4.500%, 1M LIBOR + 3.500%, 05/04/25	3,017,938	2,648,241
Arbor Pharmaceuticals, Inc. Term Loan B, 6.000%, 1M LIBOR + 5.000%, 07/05/23	1,515,433	1,136,575
Bausch Health Cos., Inc. Term Loan B, 3.612%, 1M LIBOR + 3.000%, 06/02/25	5,602,812	5,369,359
Change Healthcare Holdings LLC Term Loan B, 3.500%, 1M LIBOR + 2.500%, 03/01/24	5,164,923	4,768,944
Elanco Animal Health, Inc. Term Loan B, 02/04/27 (e)	1,825,000	1,750,859
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.250%, 1M LIBOR + 4.250%, 04/29/24	4,874,296	4,374,681
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.684%, 1W LIBOR + 2.000%, 11/15/27	3,933,891	3,769,977
HLF Financing S.a r.l. Term Loan B, 3.739%, 1M LIBOR + 2.750%, 08/18/25	960,375	867,538
Horizon Therapeutics plc Term Loan B, 3.313%, 1M LIBOR + 2.250%, 05/22/26	988,299	936,413
Mallinckrodt International Finance S.A.
Term Loan B, 4.200%, 3M LIBOR + 2.750%, 09/24/24	3,803,678	2,615,029
Term Loan B, 4.704%, 3M LIBOR + 3.000%, 02/24/25	552,114	380,959

		31,881,494

Pipelines—0.7%
Blackstone CQP Holdco L.P. Term Loan B, 4.616%, 3M LIBOR + 3.500%, 09/30/24	2,410,668	1,964,694
Buckeye Partners L.P. Term Loan B, 4.265%, 1M LIBOR + 2.750%, 11/01/26	2,375,000	2,208,750
Centurion Pipeline Co. LLC Term Loan B, 4.239%, 1M LIBOR + 3.250%, 09/29/25	222,188	166,641

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Prairie ECI Acquiror L.P.
Delayed Draw Term Loan, 03/11/26 (e)	425,000	$223,125
Term Loan B, 6.200%, 3M LIBOR + 4.750%, 03/11/26	711,315	373,440

		4,936,650

Real Estate—1.3%
Brookfield Property REIT, Inc.
1st Lien Term Loan B, 3.489%, 1M LIBOR + 2.500%, 08/27/25	886,500	636,507
Cushman & Wakefield U.S. Borrower, LLC Term Loan B, 3.739%, 1M LIBOR + 2.750%, 08/21/25	4,466,891	4,020,201
Lightstone Holdco LLC
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 01/30/24	1,184,214	879,279
Term Loan C, 4.750%, 1M LIBOR + 3.750%, 01/30/24	66,792	49,593
RE/MAX International, Inc. Term Loan B, 3.739%, 1M LIBOR + 2.750%, 12/15/23	1,857,192	1,625,043
Realogy Group LLC Term Loan B, 3.831%, 1M LIBOR + 2.250%, 02/08/25	1,759,059	1,521,586

		8,732,209

Real Estate Investment Trusts—0.8%
Apollo Commercial Real Estate Finance, Inc Term Loan B, 3.455%, 1M LIBOR + 2.750%, 05/15/26	397,000	315,615
Claros Mortgage Trust, Inc. Term Loan B, 4.255%, 1M LIBOR + 3.250%, 08/09/26	671,625	540,658
ESH Hospitality, Inc. Term Loan B, 2.989%, 1M LIBOR + 2.000%, 09/18/26	1,288,597	1,125,911
Iron Mountain, Inc. Term Loan B, 2.739%, 1M LIBOR + 1.750%, 01/02/26	808,500	780,203
Starwood Property Trust, Inc. Term Loan B, 3.489%, 1M LIBOR + 2.500%, 07/27/26	447,750	400,736
VICI Properties 1 LLC Term Loan B, 2.674%, 1M LIBOR + 1.750%, 12/20/24	2,352,273	2,173,893

		5,337,016

Retail—3.0%
1011778 B.C. Unlimited Liability Co. Term Loan B4, 2.739%, 1M LIBOR + 1.750%, 11/19/26	5,112,188	4,741,554
Allsup’s Convenience Stores, Inc. Term Loan, 7.180%, 1M LIBOR + 6.250%, 11/18/24	567,813	476,963
Ascena Retail Group, Inc. Term Loan B, 5.500%, 1M LIBOR + 4.500%, 08/21/22	2,191,371	682,978
Bass Pro Group LLC Term Loan B, 5.989%, 1M LIBOR + 5.000%, 09/25/24	1,194,375	1,015,219
Beacon Roofing Supply, Inc. Term Loan B, 3.239%, 1M LIBOR + 2.250%, 01/02/25	539,000	490,490
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 3.047%, 1M LIBOR + 2.250%, 02/03/24	4,350,305	4,154,541
David’s Bridal, Inc. Term Loan, 7.650%, 3M LIBOR + 6.000%, 06/30/23 † (b) (c)	254,972	196,966
IRB Holding Corp Term Loan B, 3.751%, 3M LIBOR + 3.500%, 02/05/25	2,917,828	2,275,906

Retail—(Continued)
J. Crew Group, Inc. Term Loan B, 4.374%, 3M LIBOR + 3.000%, 03/05/21 † (b) (c)	3,040,943	1,871,397
PetSmart, Inc. Term Loan B2, 5.000%, 3M LIBOR + 4.000%, 03/11/22	2,596,281	2,502,166
PFS Holding Corp. 1st Lien Term Loan, 01/31/21 (d)	235,625	84,530
Pier 1 Imports (U.S.), Inc. Term Loan B, 04/30/21 (d)	1,450,670	297,387
Serta Simmons Bedding LLC 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 11/08/23	4,122,500	1,697,097
Steinway Musical Instruments, Inc. Term Loan B, 4.455%, 1M LIBOR + 3.750%, 02/14/25	462,034	432,002

		20,919,196

Semiconductors—0.7%
Bright Bidco B.V. Term Loan B, 4.573%, 3M LIBOR + 3.500%, 06/30/24	1,873,216	666,865
Cabot Microelectronics Corp. Term Loan B1, 3.000%, 1M LIBOR + 2.000%, 11/17/25	663,160	644,923
Cohu, Inc. Term Loan B, 3.989%, 1M LIBOR + 3.000%, 10/01/25	689,500	517,125
Entegris, Inc. Term Loan B, 2.989%, 1M LIBOR + 2.000%, 11/06/25	370,313	342,539
MACOM Technology Solutions Holdings, Inc. Term Loan, 3.239%, 1M LIBOR + 2.250%, 05/17/24	1,127,083	1,025,645
Microchip Technology, Inc. Term Loan B, 2.990%, 1M LIBOR + 2.000%, 05/29/25	488,658	463,411
MKS Instruments, Inc. Term Loan B6, 2.739%, 1M LIBOR + 1.750%, 02/02/26	265,519	243,348
Ultra Clean Holdings, Inc. Term Loan B, 5.489%, 1M LIBOR + 4.500%, 08/27/25	701,987	596,689

		4,500,545

Software—11.8%
Almonde, Inc. 1st Lien Term Loan, 5.277%, 3M LIBOR + 3.500%, 06/13/24	2,291,965	1,994,009
Applied Systems, Inc. 1st Lien Term Loan, 4.700%, 3M LIBOR + 3.250%, 09/19/24	4,676,171	4,305,416
Aptean, Inc. Term Loan, 5.239%, 1M LIBOR + 4.250%, 04/23/26	694,496	569,487
Ascend Learning LLC Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	1,365,000	1,237,600
Avast Software B.V. Term Loan B, 3.700%, 3M LIBOR + 2.250%, 09/29/23	505,293	461,396
Banff Merger Sub, Inc. Term Loan B, 5.239%, 1M LIBOR + 4.250%, 10/02/25	4,113,087	3,524,916
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 6.159%, 3M LIBOR + 4.250%, 09/05/25	812,625	654,163
Camelot U.S. Acquisition LLC Term Loan B, 4.239%, 1M LIBOR + 3.250%, 10/31/26	1,645,875	1,489,517
Castle U.S. Holding Corp. Term Loan B, 5.200%, 3M LIBOR + 3.750%, 01/29/27	917,727	799,570

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Ceridian HCM Holding Inc. Term Loan B, 3.489%, 1M LIBOR + 2.500%, 04/30/25	1,354,375	$1,266,341
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 04/29/24	2,707,313	2,501,365
Epicor Software Corp. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 06/01/22	5,796,762	5,376,496
Flexera Software LLC 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 02/26/25	733,739	669,537
GlobalLogic Holdings, Inc. 1st Lien Term Loan, 3.739%, 1M LIBOR + 2.750%, 08/01/25	1,381,540	1,312,463
Hyland Software, Inc. Term Loan 3, 4.239%, 1M LIBOR + 3.500%, 07/01/24	6,632,240	6,195,620
Infor (U.S.), Inc. Term Loan B6, 3.750%, 1M LIBOR + 2.750%, 02/01/22	7,560,942	7,330,334
Informatica LLC Term Loan B, 4.243%, 1M LIBOR + 3.250%, 02/25/27	5,575,000	4,933,875
Inovalon Holdings, Inc. Term Loan B1, 3.750%, 1M LIBOR + 3.000%, 04/02/25	1,074,077	989,493
IQVIA, Inc.
Term Loan B, 2.739%, 1M LIBOR + 1.750%, 03/07/24	1,336,768	1,248,207
Term Loan B2, 2.739%, 1M LIBOR + 1.750%, 01/17/25	1,446,582	1,350,746
Kronos, Inc. Term Loan B, 4.763%, 3M LIBOR + 3.000%, 11/01/23	5,408,967	5,010,056
MA FinanceCo. LLC
Term Loan B2, 3.239%, 1M LIBOR + 2.250%, 11/19/21	1,771,942	1,674,485
Term Loan B3, 3.489%, 1M LIBOR + 2.500%, 06/21/24	437,788	399,117
Marcel LUX IV SARL Term Loan B1, 4.239%, 1M LIBOR + 3.250%, 03/15/26	992,500	908,138
Navicure, Inc. Term Loan B, 4.989%, 1M LIBOR + 4.000%, 10/22/26	1,400,000	1,323,000
Renaissance Holding Corp. 1st Lien Term Loan, 4.239%, 1M LIBOR + 3.250%, 05/30/25	609,100	542,099
Seattle Spinco, Inc. Term Loan B3, 3.489%, 1M LIBOR + 2.500%, 06/21/24	2,956,491	2,695,335
SkillSoft Corp. 1st Lien Term Loan, 6.527%, 3M LIBOR + 4.750%, 04/28/21	3,813,588	2,510,611
SolarWinds Holdings, Inc. Term Loan B, 3.739%, 1M LIBOR + 2.750%, 02/05/24	3,585,123	3,344,920
Solera LLC Term Loan B, 4.363%, 3M LIBOR + 2.750%, 03/03/23	1,749,500	1,640,156
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 2.739%, 1M LIBOR + 1.750%, 04/16/25	1,037,132	987,868
SS&C Technologies, Inc. Term Loan B3, 2.739%, 1M LIBOR + 1.750%, 04/16/25	1,453,443	1,384,404
STG-Fairway Holdings, LLC Term Loan B, 4.572%, 6M LIBOR + 3.500%, 01/31/27	375,000	343,125
SurveyMonkey, Inc. Term Loan B, 4.370%, 1W LIBOR + 3.750%, 10/10/25	1,155,733	953,480
Tibco Software, Inc. Term Loan B, 4.740%, 1M LIBOR + 3.750%, 06/30/26	3,580,661	3,401,628
TriTech Software Systems Term Loan B, 5.200%, 3M LIBOR + 3.750%, 08/29/25	790,000	616,200
Ultimate Software Group, Inc. (The) Term Loan B, 4.739%, 1M LIBOR + 3.750%, 05/04/26	1,467,625	1,386,906
Veritas Bermuda, Ltd. Term Loan B, 5.950%, 3M LIBOR + 4.500%, 01/27/23	2,142,672	1,831,985

Software—(Continued)
Vero Parent, Inc. Term Loan B, 7.863%, 3M LIBOR + 6.250%, 08/16/24	1,365,210	1,098,994
VS Buyer, LLC Term Loan B, 4.863%, 3M LIBOR + 3.250%, 02/28/27	1,075,000	1,037,375

		81,300,433

Telecommunications—5.3%
CenturyLink, Inc. Term Loan B, 3.239%, 1M LIBOR + 2.250%, 03/15/27	6,384,000	5,933,130
Colorado Buyer, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.000%, 05/01/24	1,483,063	1,007,247
CommScope, Inc. Term Loan B, 4.239%, 1M LIBOR + 3.250%, 04/06/26	1,542,250	1,465,138
CPI International, Inc. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 07/26/24	609,375	511,875
Digicel International Finance, Ltd. Term Loan B, 4.870%, 3M LIBOR + 3.250%, 05/28/24	1,486,883	1,161,627
Infoblox, Inc. 1st Lien Term Loan, 5.489%, 1M LIBOR + 4.500%, 11/07/23	1,498,836	1,333,964
Intelsat Jackson Holdings S.A. Term Loan B4, 6.432%, 6M LIBOR + 4.500%, 01/02/24	1,600,000	1,493,333
IPC Corp. Term Loan B, 6.277%, 3M LIBOR + 4.500%, 08/06/21	880,630	528,378
Level 3 Financing, Inc. Term Loan B, 2.739%, 1M LIBOR + 1.750%, 03/01/27	1,720,372	1,625,752
Numericable Group S.A. Term Loan B11, 3.739%, 1M LIBOR + 2.750%, 07/31/25	1,750,500	1,611,918
Onvoy LLC 1st Lien Term Loan B, 5.500%, 1M LIBOR + 4.500%, 02/10/24	849,236	658,158
Plantronics, Inc. Term Loan B, 3.459%, 1M LIBOR + 2.500%, 07/02/25	1,646,813	1,284,514
SBA Senior Finance II LLC Term Loan B, 2.740%, 1M LIBOR + 1.750%, 04/11/25	1,867,671	1,778,957
Sprint Communications, Inc.
1st Lien Term Loan B, 3.500%, 1M LIBOR + 2.500%, 02/02/24	7,674,166	7,645,387
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 02/02/24	691,250	685,777
Switch, Ltd. Term Loan B, 3.239%, 1M LIBOR + 2.250%, 06/27/24	218,813	202,402
Telenet Financing USD LLC Term Loan AR, 2.705%, 1M LIBOR + 2.000%, 04/30/28	3,500,000	3,250,625
Telesat Canada Term Loan, 3.740%, 1M LIBOR + 2.750%, 12/07/26	1,221,938	1,139,457
West Corp.
Term Loan, 5.450%, 3M LIBOR + 4.000%, 10/10/24	1,615,822	1,244,183
Term Loan B1, 4.950%, 3M LIBOR + 3.500%, 10/10/24	294,750	221,652
Zayo Group Holdings, Inc. Term Loan, 3.989%, 1M LIBOR + 3.000%, 02/19/27	2,275,000	2,132,812

		36,916,286

Transportation—0.5%
Genesee & Wyoming, Inc. Term Loan, 3.450%, 3M LIBOR + 2.000%, 12/30/26	850,000	823,437

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Hanjin International Corp. Term Loan B, 3.489%, 1M LIBOR + 2.500%, 10/18/20	475,000	$380,000
IBC Capital Ltd. 1st Lien Term Loan, 4.639%, 3M LIBOR + 3.750%, 09/11/23	314,573	266,600
Kenan Advantage Group, Inc.
Term Loan, 4.000%, 1M LIBOR + 3.000%, 07/31/22	560,831	476,707
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/31/22	171,643	145,897
PODS LLC 1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 12/06/24	585,004	513,341
XPO Logistics, Inc. Term Loan B, 3.613%, 3M LIBOR + 2.000%, 02/24/25	575,000	540,021

		3,146,003

Total Floating Rate Loans (Cost $737,081,367)		641,260,964

Corporate Bonds & Notes—2.9%

Aerospace/Defense—0.4%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	3,000,000	2,985,000

Auto Parts & Equipment—0.2%
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 6.250%, 05/15/26 (144A)	1,350,000	1,275,750

Commercial Services—0.5%
Allied Universal Holding Co. LLC 6.625%, 07/15/26 (144A)	475,000	464,909
Garda World Security Corp.
4.625%, 02/15/27 (144A)	850,000	760,750
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24 (144A)	625,000	617,369
5.750%, 04/15/26 (144A)	1,325,000	1,298,500

		3,141,528

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	275,000	250,250

Diversified Financial Services—0.1%
AG Issuer LLC 6.250%, 03/01/28 (144A)	425,000	357,000

Electric—0.4%
Calpine Corp.
4.500%, 02/15/28 (144A)	300,000	290,775
5.250%, 06/01/26 (144A)	2,000,000	1,900,000
Talen Energy Supply LLC 6.625%, 01/15/28 (144A)	425,000	356,114

		2,546,889

Healthcare-Products—0.2%
Avantor, Inc. 6.000%, 10/01/24 (144A)	1,500,000	1,571,550

Media—0.4%
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	550,000	446,886
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	250,000	225,000
5.250%, 08/15/27 (144A)	200,000	174,280
6.375%, 05/01/26	105,163	99,511
8.375%, 05/01/27	190,609	162,285
Ziggo B.V. 5.500%, 01/15/27 (144A)	1,798,000	1,798,000

		2,905,962

Oil & Gas—0.1%
CITGO Petroleum Corp. 6.250%, 08/15/22 (144A)	1,000,000	925,042

Telecommunications—0.6%
Altice France S.A.
5.500%, 01/15/28 (144A)	475,000	444,742
7.375%, 05/01/26 (144A)	500,000	505,000
CenturyLink, Inc. 4.000%, 02/15/27 (144A)	1,500,000	1,432,500
CommScope. Inc. 6.000%, 03/01/26 (144A)	2,000,000	1,997,000

		4,379,242

Total Corporate Bonds & Notes (Cost $21,486,498)		20,338,213

Common Stocks—0.4%

Advertising—0.0%
CM Acquisition Co. (g) (h)	3,472	190,092

Commercial Services—0.1%
IAP Worldwide Services LLC † (b) (c) (g) (h)	44	589,250

Diversified Consumer Services—0.0%
RDV Resources, Inc. - Class A (b) (c) (g) (h)	21,140	0

Gas Utilities—0.0%
Southcross Holding GP LLC (b) (c) (g) (h)	59	0
Southcross Holding L.P. - Class A	59	428

		428

Health Care Providers & Services—0.0%
Millennium Health LLC (b) (c) (g) (h)	31,600	0

Internet Software & Services—0.0%
Answers Corp. (b) (c) (g) (h)	29,070	53,780

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (g) (h)	43,727	$27,985
Cumulus Media, Inc. - Class A (g) (h)	40,548	219,770
iHeartMedia, Inc. - Class A (g) (h)	18,596	135,937

		383,692

Metals & Mining—0.1%
AFG Holdings, Inc. (b) (c) (g) (h)	24,746	459,533

Oil, Gas & Consumable Fuels—0.1%
Fieldwood Energy LLC (Rights Offering Shares) (g) (h)	6,048	9,072
Fieldwood Energy LLC (g) (h)	1,397	2,096
Paragon Offshore Finance Co. - Class A (g) (h)	1,527	458
Paragon Offshore Finance Co. - Class B (g) (h)	764	9,932
Samson Resources II LLC - Class A (g) (h)	19,666	358,904
Sunrise Oil & Gas, Inc. - Class A (g) (h)	12,446	74,676

		455,138

Retail—0.0%
David’s Bridal, Inc. (b) (c) (g) (h)	18,015	303,553

Total Common Stocks (Cost $3,745,732)		2,435,466

Preferred Stocks—0.0%

Retail—0.0%
David’s Bridal, Inc.
Series A, (b) (c) (h)	501	40,080
Series B, (b) (c) (h)	2,042	165,320

Total Preferred Stocks (Cost $165,320)		205,400

Warrant—0.0%

Retail—0.0%
David’s Bridal, Inc. (b) (c) (g) (h) (Cost $0)	3,478	0

Short-Term Investment—3.9%
Security Description	Principal Amount*	Value

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $26,705,872; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $27,241,715.	26,705,872	26,705,872

Total Short-Term Investments (Cost $26,705,872)		26,705,872

Total Investments—100.0% (Cost $789,184,789)		690,945,915
Unfunded Loan Commitments—(0.1)% (Cost $(233,333))		(233,333)
Net Investments—99.9% (Cost $788,951,456)		690,712,582
Other assets and liabilities (net)—0.1%		481,607

Net Assets—100.0%		$691,194,189

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $4,326,095, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.6% of net assets.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	This loan will settle after March 31, 2020, at which time the interest rate will be determined.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Non-income producing security.
(h)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $20,076,417, which is 2.9% of net assets.

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
David’s Bridal, Inc., 7.650%, 06/30/23	11/26/19	254,972	$254,972	$196,966
Global Eagle Entertainment, Inc., 9.378%, 01/06/23	10/06/17	1,046,250	1,034,198	685,294
IAP Worldwide Services LLC	07/18/14-07/24/14	44	52,138	589,250
J. Crew Group, Inc., 4.374%, 03/05/21	02/28/14	3,040,943	3,032,904	1,871,397
Longview Power LLC, 7.780%, 04/13/21	04/08/15-07/10/15	1,217,625	1,219,057	258,745
Murray Energy Corp., 13.000%, 07/31/20	10/30/19	520,146	520,146	515,777
Murray Energy Corp. 10/17/22	06/28/19-06/29/19	1,868,647	1,807,872	208,666

				$4,326,095

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$7,687,340	$—	$7,687,340
Aerospace/Defense	—	8,681,660	—	8,681,660
Auto Parts & Equipment	—	15,357,965	—	15,357,965
Beverages	—	1,554,659	—	1,554,659
Building Materials	—	8,503,003	—	8,503,003
Chemicals	—	26,162,275	—	26,162,275
Coal	—	694,018	515,777	1,209,795
Commercial Services	—	39,046,827	—	39,046,827
Computers	—	10,400,601	—	10,400,601
Distribution/Wholesale	—	12,531,835	—	12,531,835
Diversified Consumer Services	—	430,332	—	430,332
Diversified Financial Services	—	27,915,644	—	27,915,644
Electric	—	7,494,797	—	7,494,797
Electrical Components & Equipment	—	461,836	—	461,836
Electronics	—	810,617	—	810,617
Engineering & Construction	—	1,738,545	—	1,738,545
Entertainment	—	21,081,112	—	21,081,112

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Environmental Control	$—	$11,196,701	$—	$11,196,701
Food	—	17,080,371	—	17,080,371
Food Service	—	1,716,000	—	1,716,000
Forest Products & Paper	—	284,288	—	284,288
Gas	—	794,124	—	794,124
Hand/Machine Tools	—	1,727,021	—	1,727,021
Healthcare-Products	—	9,934,255	—	9,934,255
Healthcare-Services	—	29,963,747	—	29,963,747
Holding Companies-Diversified	—	1,231,864	—	1,231,864
Home Builders	—	806,315	—	806,315
Home Furnishings	—	342,188	—	342,188
Household Products/Wares	—	3,946,174	—	3,946,174
Housewares	—	393,673	—	393,673
Insurance	—	25,282,782	—	25,282,782
Internet	—	19,176,887	—	19,176,887
Investment Companies	—	4,365,533	—	4,365,533
Iron/Steel	—	1,099,109	—	1,099,109
Leisure Time	—	7,248,252	—	7,248,252
Lodging	—	9,962,772	—	9,962,772
Machinery-Construction & Mining	—	3,957,216	—	3,957,216
Machinery-Diversified	—	11,802,748	—	11,802,748
Media	—	40,796,773	—	40,796,773
Metal Fabricate/Hardware	—	11,293,121	—	11,293,121
Mining	—	238,495	—	238,495
Miscellaneous Manufacturing	—	10,482,292	—	10,482,292
Oil & Gas (Less Unfunded Loan Commitments of $233,333)	—	8,297,662	—	8,297,662
Oil & Gas Services	—	1,770,256	—	1,770,256
Packaging & Containers	—	17,098,337	—	17,098,337
Pharmaceuticals	—	31,881,494	—	31,881,494
Pipelines	—	4,936,650	—	4,936,650
Real Estate	—	8,732,209	—	8,732,209
Real Estate Investment Trusts	—	5,337,016	—	5,337,016
Retail	—	18,850,833	2,068,363	20,919,196
Semiconductors	—	4,500,545	—	4,500,545
Software	—	81,300,433	—	81,300,433
Telecommunications	—	36,916,286	—	36,916,286
Transportation	—	3,146,003	—	3,146,003
Total Floating Rate Loans (Less Unfunded Loan Commitments of $233,333)	—	638,443,491	2,584,140	641,027,631
Total Corporate Bonds & Notes*	—	20,338,213	—	20,338,213
Common Stocks
Advertising	—	190,092	—	190,092
Commercial Services	—	—	589,250	589,250
Diversified Consumer Services	0	—	—	0
Gas Utilities	—	428	0	428
Health Care Providers & Services	—	—	0	0
Internet Software & Services	—	—	53,780	53,780
Media	383,692	—	—	383,692
Metals & Mining	—	—	459,533	459,533
Oil, Gas & Consumable Fuels	—	455,138	—	455,138
Retail	—	—	303,553	303,553
Total Common Stocks	383,692	645,658	1,406,116	2,435,466
Total Preferred Stocks*	—	—	205,400	205,400
Total Warrant*	—	—	0	0
Total Short-Term Investment*	—	26,705,872	—	26,705,872
Total Net Investments	$383,692	$686,133,234	$4,195,656	$690,712,582

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

Transfers from Level 3 to Level 2 in the amount of $549,914 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—28.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—16.7%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	264,735	$279,777
4.500%, 03/01/25	706,791	753,305
Fannie Mae ARM Pool
3.084%, 6M LIBOR + 1.132%, 11/01/33 (a)	3,902	3,927
3.125%, 6M LIBOR + 1.170%, 11/01/33 (a)	1,350	1,353
3.186%, 1Y H15 + 1.686%, 03/01/33 (a)	873	882
3.223%, 6M LIBOR + 1.153%, 03/01/28 (a)	5,975	6,023
3.280%, 6M LIBOR + 1.404%, 03/01/35 (a)	17,735	17,888
3.290%, 6M LIBOR + 1.415%, 06/01/32 (a)	8,628	8,678
3.290%, 6M LIBOR + 1.415%, 09/01/32 (a)	10,034	10,124
3.359%, 6M LIBOR + 1.430%, 02/01/36 (a)	32,951	33,273
3.404%, 6M LIBOR + 1.435%, 12/01/32 (a)	189,327	191,050
3.420%, 12M LIBOR + 1.420%, 03/01/36 (a)	5,122	5,166
3.425%, 1Y H15 + 1.675%, 11/01/32 (a)	9,151	9,222
3.460%, 6M LIBOR + 1.585%, 03/01/36 (a)	131,641	133,757
3.471%, 6M LIBOR + 1.413%, 11/01/34 (a)	5,014	5,078
3.481%, 6M LIBOR + 1.546%, 12/01/34 (a)	27,455	27,814
3.530%, 12M LIBOR + 1.530%, 02/01/33 (a)	32,519	32,824
3.550%, 12M LIBOR + 1.550%, 02/01/44 (a)	28,208	28,409
3.585%, 12M LIBOR + 1.585%, 02/01/36 (a)	11,029	11,217
3.591%, 12M LIBOR + 1.591%, 12/01/32 (a)	8,204	8,267
3.592%, 6M LIBOR + 1.570%, 11/01/35 (a)	54,151	54,955
3.643%, 6M LIBOR + 1.666%, 03/01/37 (a)	4,813	4,903
3.664%, 6M LIBOR + 1.620%, 11/01/32 (a)	22,048	22,213
3.684%, 12M LIBOR + 1.684%, 12/01/32 (a)	5,236	5,279
3.713%, 12M LIBOR + 1.713%, 02/01/32 (a)	65,650	66,519
3.729%, 6M LIBOR + 1.543%, 09/01/35 (a)	10,907	11,053
3.730%, 1Y H15 + 2.105%, 07/01/25 (a)	132	134
3.746%, 6M LIBOR + 1.652%, 04/01/36 (a)	34,483	35,084
3.758%, 6M LIBOR + 1.758%, 06/01/28 (a)	1,846	1,860
3.775%, 1Y H15 + 2.275%, 06/01/35 (a)	43,069	43,501
3.778%, 12M LIBOR + 1.778%, 12/01/35 (a)	120,905	121,925
3.780%, 12M LIBOR + 1.655%, 08/01/34 (a)	1,056	1,065
3.797%, 12M LIBOR + 1.776%, 11/01/36 (a)	977	987
3.815%, 12M LIBOR + 1.815%, 03/01/37 (a)	861	872
3.818%, 1Y H15 + 2.152%, 12/01/33 (a)	48,523	49,058
3.824%, 12M LIBOR + 1.699%, 10/01/33 (a)	29,752	30,021
3.868%, 1Y H15 + 1.895%, 08/01/29 (a)	2,447	2,469
3.889%, 12M LIBOR + 1.889%, 03/01/36 (a)	28,345	28,612
3.895%, 1Y H15 + 2.270%, 01/01/32 (a)	8,457	8,542
3.910%, 1Y H15 + 2.285%, 02/01/35 (a)	31,606	31,942
3.953%, 1Y H15 + 2.136%, 04/01/27 (a)	2,293	2,326
3.970%, 12M LIBOR + 1.815%, 03/01/36 (a)	10,365	10,453
3.975%, 12M LIBOR + 1.775%, 10/01/36 (a)	3,353	3,389
3.981%, 6M LIBOR + 2.106%, 09/01/33 (a)	23,390	23,581
3.994%, 12M LIBOR + 1.494%, 07/01/33 (a)	23,752	23,958
3.995%, 1Y H15 + 2.076%, 07/01/33 (a)	25,778	26,123
3.998%, 1Y H15 + 1.998%, 10/01/32 (a)	11,352	11,453
3.998%, 6M LIBOR + 2.123%, 08/01/33 (a)	19,531	19,717
4.020%, 1Y H15 + 2.270%, 09/01/30 (a)	21,575	21,798
4.022%, 1Y H15 + 2.010%, 06/01/25 (a)	32,645	32,966
4.025%, 1Y H15 + 2.275%, 02/01/33 (a)	33,563	33,791
4.050%, 12M LIBOR + 1.720%, 08/01/35 (a)	125,839	127,132
4.065%, 1Y H15 + 2.065%, 12/01/25 (a)	7,882	7,949
4.074%, 12M LIBOR + 1.710%, 09/01/35 (a)	1,947,965	1,968,959

Agency Sponsored Mortgage-Backed —(Continued)
4.102%, 12M LIBOR + 1.612%, 01/01/36 (a)	31,490	31,697
4.107%, 1Y H15 + 2.303%, 04/01/36 (a)	3,426	3,512
4.108%, 1Y H15 + 1.873%, 02/01/25 (a)	37,488	37,762
4.149%, 12M LIBOR + 1.690%, 11/01/35 (a)	19,882	20,289
4.150%, 6M LIBOR + 2.275%, 08/01/32 (a)	24,870	25,116
4.155%, 12M LIBOR + 1.822%, 09/01/37 (a)	1,838	1,853
4.165%, 12M LIBOR + 1.684%, 11/01/36 (a)	1,193,258	1,203,249
4.208%, 1Y H15 + 2.213%, 09/01/36 (a)	648	656
4.236%, 1Y H15 + 2.183%, 03/01/30 (a)	754	761
4.249%, 12M LIBOR + 1.503%, 07/01/33 (a)	34,053	34,415
4.250%, 6M LIBOR + 2.250%, 10/01/33 (a)	20,246	20,437
4.250%, 6M LIBOR + 2.250%, 05/01/34 (a)	23,621	23,847
4.255%, 1Y H15 + 2.220%, 09/01/33 (a)	4,528	4,580
4.270%, 12M LIBOR + 1.645%, 09/01/39 (a)	2,269	2,291
4.298%, 1Y H15 + 2.180%, 11/01/35 (a)	1,551,871	1,564,930
4.300%, 1Y H15 + 2.300%, 09/01/32 (a)	2,901	2,930
4.311%, 12M LIBOR + 1.691%, 08/01/37 (a)	11,172	11,215
4.349%, 1Y H15 + 2.360%, 11/01/34 (a)	1,673,467	1,699,521
4.363%, 1Y H15 + 2.290%, 08/01/32 (a)	43,340	43,736
4.381%, 1Y H15 + 2.119%, 09/01/37 (a)	10,267	10,352
4.382%, 12M LIBOR + 1.582%, 03/01/33 (a)	38,556	39,054
4.398%, 1Y H15 + 2.280%, 01/01/32 (a)	3,050	3,096
4.406%, 1Y H15 + 2.270%, 08/01/30 (a)	11,964	12,089
4.411%, 1Y H15 + 2.270%, 01/01/29 (a)	9,499	9,589
4.424%, 1Y H15 + 2.362%, 07/01/28 (a)	3,380	3,410
4.435%, 12M LIBOR + 1.640%, 05/01/33 (a)	9,801	9,904
4.458%, 12M LIBOR + 1.905%, 11/01/35 (a)	450,988	457,945
4.459%, 1Y H15 + 2.247%, 03/01/38 (a)	15,920	16,086
4.524%, 1Y H15 + 2.149%, 08/01/33 (a)	44,625	44,970
4.598%, 1Y H15 + 2.223%, 07/01/35 (a)	13,936	14,019
4.622%, 1Y H15 + 2.349%, 09/01/33 (a)	1,189	1,197
4.625%, 12M LIBOR + 1.750%, 04/01/34 (a)	45,284	45,616
4.655%, 1Y H15 + 2.280%, 07/01/32 (a)	2,364	2,396
4.662%, 1Y H15 + 2.161%, 07/01/33 (a)	22,089	22,324
4.675%, 1Y H15 + 2.175%, 06/01/30 (a)	7,766	7,840
4.708%, 12M LIBOR + 1.833%, 08/01/32 (a)	49,267	49,649
4.751%, 12M LIBOR + 1.810%, 04/01/40 (a)	2,181	2,196
4.810%, 12M LIBOR + 1.810%, 04/01/35 (a)	254,436	256,531
4.885%, 1Y H15 + 2.510%, 08/01/35 (a)	5,651	5,713
5.025%, 1Y H15 + 2.525%, 05/01/32 (a)	3,111	3,103
Fannie Mae Connecticut Avenue Securities (CMO)
1.597%, 1M LIBOR + 0.650%, 05/25/30 (a)	82,730	81,806
2.097%, 1M LIBOR + 1.150%, 09/25/29 (a)	22,830	22,722
2.247%, 1M LIBOR + 1.300%, 04/25/29 (a)	218,909	216,834
3.547%, 1M LIBOR + 2.600%, 05/25/24 (a)	5,057,539	4,537,799
3.847%, 1M LIBOR + 2.900%, 07/25/24 (a)	3,169,064	2,937,693
3.947%, 1M LIBOR + 3.000%, 07/25/24 (a)	5,551,758	5,079,860
3.947%, 1M LIBOR + 3.000%, 10/25/29 (a)	5,000,000	4,427,451
4.497%, 1M LIBOR + 3.550%, 07/25/29 (a)	2,961,728	2,709,414
4.947%, 1M LIBOR + 4.000%, 05/25/25 (a)	4,912,056	4,579,802
5.197%, 1M LIBOR + 4.250%, 01/25/29 (a)	1,762,801	1,656,792
5.197%, 1M LIBOR + 4.250%, 04/25/29 (a)	1,330,000	1,279,190
5.247%, 1M LIBOR + 4.300%, 02/25/25 (a)	4,017,594	3,780,722
5.297%, 1M LIBOR + 4.350%, 05/25/29 (a)	2,959,133	2,821,346
5.397%, 1M LIBOR + 4.450%, 01/25/29 (a)	2,315,762	2,210,107
5.497%, 1M LIBOR + 4.550%, 02/25/25 (a)	1,937,897	1,869,611

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed —(Continued)
Fannie Mae Connecticut Avenue Securities (CMO)
5.847%, 1M LIBOR + 4.900%, 11/25/24 (a)	3,974,307	$3,781,806
5.947%, 1M LIBOR + 5.000%, 11/25/24 (a)	1,949,965	1,880,030
5.947%, 1M LIBOR + 5.000%, 07/25/25 (a)	5,511,459	5,309,194
6.197%, 1M LIBOR + 5.250%, 10/25/23 (a)	3,468,932	3,395,220
7.897%, 1M LIBOR + 6.950%, 08/25/28 (a)	2,625,711	2,622,641
Freddie Mac REMICS (CMO) 3.500%, 03/15/43	418,021	435,665
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.297%, 1M LIBOR + 1.350%, 03/25/29 (a)	114,429	109,613
2.797%, 1M LIBOR + 1.850%, 10/25/27 (a)	1,672,908	1,629,403
3.147%, 1M LIBOR + 2.200%, 02/25/24 (a)	304,976	302,868
3.197%, 1M LIBOR + 2.250%, 11/25/28 (a)	269,911	265,924
3.297%, 1M LIBOR + 2.350%, 04/25/30 (a)	3,548,813	3,046,635
3.447%, 1M LIBOR + 2.500%, 03/25/30 (a)	2,000,000	1,721,683
3.547%, 1M LIBOR + 2.600%, 12/25/27 (a)	39,174	39,060
3.747%, 1M LIBOR + 2.800%, 05/25/28 (a)	512,020	506,417
3.797%, 1M LIBOR + 2.850%, 04/25/28 (a)	996,596	975,141
3.847%, 1M LIBOR + 2.900%, 07/25/28 (a)	36,049	35,827
4.197%, 1M LIBOR + 3.250%, 05/25/25 (a)	2,780,000	2,438,536
4.247%, 1M LIBOR + 3.300%, 10/25/27 (a)	3,160,000	3,033,338
4.397%, 1M LIBOR + 3.450%, 10/25/29 (a)	4,820,000	4,289,344
4.497%, 1M LIBOR + 3.550%, 08/25/29 (a)	5,803,000	4,557,802
4.547%, 1M LIBOR + 3.600%, 04/25/24 (a)	1,400,000	1,273,892
4.697%, 1M LIBOR + 3.750%, 09/25/24 (a)	4,990,000	4,596,403
4.747%, 1M LIBOR + 3.800%, 03/25/25 (a)	3,164,912	3,019,518
4.847%, 1M LIBOR + 3.900%, 12/25/27 (a)	7,265,000	7,119,369
4.947%, 1M LIBOR + 4.000%, 08/25/24 (a)	273,111	259,200
5.047%, 1M LIBOR + 4.100%, 08/25/24 (a)	3,235,376	3,140,090
5.097%, 1M LIBOR + 4.150%, 01/25/25 (a)	3,999,848	3,808,489
5.497%, 1M LIBOR + 4.550%, 10/25/24 (a)	3,269,932	3,100,056
5.597%, 1M LIBOR + 4.650%, 10/25/28 (a)	4,004,235	3,804,021
5.647%, 1M LIBOR + 4.700%, 03/25/28 (a)	2,194,536	2,077,498
5.697%, 1M LIBOR + 4.750%, 10/25/24 (a)	1,119,132	1,083,226
6.097%, 1M LIBOR + 5.150%, 11/25/28 (a)	2,840,000	2,687,721
6.497%, 1M LIBOR + 5.550%, 07/25/28 (a)	7,750,000	7,459,368
Uniform Mortgage-Backed Securities 2.500%, TBA (b)	19,960,000	20,710,839

		152,879,485

U.S. Treasury—12.1%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/21 (d)	5,876,928	5,757,567
0.125%, 01/15/22 (d)	17,094,450	16,848,164
0.125%, 07/15/26 (d)	12,482,528	12,601,740
0.375%, 07/15/23 (d)	10,086,258	10,147,153
0.625%, 04/15/23 (d)	33,749,300	34,007,001
0.625%, 01/15/26 (d)	13,026,600	13,460,392
U.S. Treasury Notes
1.750%, 03/31/22	1,000,000	1,030,391
2.000%, 10/31/21	3,000,000	3,083,672
2.125%, 09/30/21	13,000,000	13,372,226

		110,308,306

Total U.S. Treasury & Government Agencies (Cost $285,094,746)		263,187,791

Corporate Bonds & Notes—26.1%
Security Description	Principal Amount*	Value

Agriculture—0.3%
BAT Capital Corp. 2.764%, 08/15/22	1,400,000	1,378,842
Bunge, Ltd. Finance Corp. 3.500%, 11/24/20 (e)	1,300,000	1,310,774

		2,689,616

Banks—8.0%
Akbank T.A.S. 5.125%, 03/31/25 (144A) (e)	700,000	568,814
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/21 (EUR)	4,100,000	4,640,533
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,155,000	2,195,274
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,700,000	3,835,410
Bank of New York Mellon Corp. (The) 2.562%, 3M LIBOR + 0.870%, 08/17/20 (a)	3,900,000	3,900,539
BPCE S.A. 2.650%, 02/03/21	1,200,000	1,189,548
Citibank N.A. 3.165%, 3M LIBOR + 0.530%, 02/19/22 (a)	3,000,000	3,017,534
Citigroup, Inc.
2.350%, 08/02/21	2,100,000	2,097,956
2.900%, 12/08/21 (e)	1,000,000	1,009,086
Deutsche Bank AG 3.005%, 3M LIBOR + 1.310%, 08/20/20 (a)(e)	3,700,000	3,651,422
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	2,074,940
Goldman Sachs Group, Inc. (The)
1.941%, 3M LIBOR + 1.200%, 09/15/20 (a)	11,400,000	11,391,765
2.625%, 04/25/21	2,100,000	2,101,559
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	3,800,000	3,961,764
JPMorgan Chase & Co. 3.875%, 09/10/24	2,500,000	2,639,852
Morgan Stanley 2.800%, 06/16/20	2,700,000	2,699,622
Royal Bank of Canada 2.100%, 10/14/20	3,700,000	3,691,850
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a)	4,100,000	4,153,411
Toronto-Dominion Bank (The) 2.250%, 03/15/21 (144A)	4,000,000	3,982,882
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/21 (EUR)	700,000	740,994
Wells Fargo & Co. 2.682%, 3M LIBOR + 0.880%, 07/22/20 (a)	4,500,000	4,476,331
Westpac Banking Corp. 2.250%, 11/09/20 (144A)	3,700,000	3,727,087
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,276,040

		73,024,213

Biotechnology—0.5%
Biogen, Inc. 2.900%, 09/15/20	4,500,000	4,513,059

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.5%
Braskem Netherlands Finance B.V. 4.500%, 01/31/30 (144A) (e)	2,300,000	$1,791,700
CNAC HK Finbridge Co., Ltd. 3.875%, 06/19/29	1,500,000	1,556,486
TPC Group, Inc. 10.500%, 08/01/24 (144A)	1,200,000	982,800

		4,330,986

Commercial Services—0.0%
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A) (e)	400,000	348,024

Cosmetics/Personal Care—0.3%
Avon Products, Inc. 7.000%, 03/15/23	1,900,000	1,560,523
Procter & Gamble Co. (The) 1.700%, 11/03/21	1,500,000	1,513,742

		3,074,265

Diversified Financial Services—1.4%
Capital One Financial Corp.
2.500%, 05/12/20	1,700,000	1,699,269
3.050%, 03/09/22	5,400,000	5,391,744
Jyske Realkredit A/S 1.000%, 04/01/26 (DKK)	15,620,000	2,406,265
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	1,000,000	903,388
Realkredit Danmark A/S 1.000%, 04/01/27 (DKK)	9,390,000	1,446,046
Springleaf Finance Corp. 6.125%, 03/15/24	1,200,000	1,185,132

		13,031,844

Electric—1.6%
Calpine Corp. 5.500%, 02/01/24 (e)	1,400,000	1,330,000
Dominion Energy, Inc. 2.579%, 07/01/20	2,100,000	2,097,484
Exelon Corp. 4.050%, 04/15/30	1,600,000	1,584,609
Korea East-West Power Co., Ltd. 3.875%, 07/19/23 (144A) (e)	1,300,000	1,383,517
PSEG Power LLC 3.000%, 06/15/21	3,300,000	3,309,430
Southern Co. (The) 2.350%, 07/01/21	2,800,000	2,807,111
State Grid Overseas Investment, Ltd. 2.750%, 05/04/22 (144A) (e)	2,500,000	2,530,299

		15,042,450

Engineering & Construction—0.1%
Mexico City Airport Trust 5.500%, 07/31/47 (144A) (e)	600,000	506,334

Entertainment—0.1%
WMG Acquisition Corp. 5.000%, 08/01/23 (144A)	1,200,000	1,191,000

Food—0.4%
Cencosud S.A. 4.375%, 07/17/27 (144A)	1,000,000	820,145
Kroger Co. (The) 2.600%, 02/01/21	3,200,000	3,200,492

		4,020,637

Healthcare-Products—0.2%
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,000,000	2,000,000

Healthcare-Services—0.7%
Anthem, Inc. 2.500%, 11/21/20	3,200,000	3,188,482
Centene Corp.
3.375%, 02/15/30 (144A) (e)	1,000,000	930,000
4.750%, 05/15/22	1,500,000	1,507,500
CHS/Community Health Systems, Inc.
6.250%, 03/31/23	700,000	664,562
8.125%, 06/30/24 (144A) (e)	500,000	346,440

		6,636,984

Insurance—1.5%
Aflac, Inc.
3.600%, 04/01/30 (c)	900,000	911,077
3.625%, 11/15/24	2,500,000	2,626,166
Jackson National Life Global Funding 3.300%, 02/01/22 (144A)	2,000,000	2,040,076
Marsh & McLennan Cos., Inc. 3.500%, 12/29/20	1,000,000	1,007,408
Pricoa Global Funding I 2.550%, 11/24/20 (144A)	3,700,000	3,718,908
Protective Life Global Funding 2.262%, 04/08/20 (144A)	3,100,000	3,098,884

		13,402,519

Internet—1.0%
Amazon.com, Inc. 2.400%, 02/22/23 (e)	1,700,000	1,768,004
Baidu, Inc. 4.375%, 05/14/24	2,300,000	2,429,352
Netflix, Inc. 5.750%, 03/01/24 (e)	1,200,000	1,260,012
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A) (e)	3,300,000	3,365,138

		8,822,506

Lodging—0.5%
Marriott International, Inc. 2.875%, 03/01/21	4,800,000	4,493,050

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Construction & Mining—0.2%
Caterpillar Financial Services Corp. 1.700%, 08/09/21	1,600,000	$1,596,934

Machinery-Diversified—0.4%
Cloud Crane LLC 10.125%, 08/01/24 (144A) (e)	1,800,000	1,417,500
CNH Industrial Capital LLC 3.875%, 10/15/21	2,200,000	2,188,129

		3,605,629

Media—1.0%
Altice Financing S.A. 7.500%, 05/15/26 (144A)	800,000	778,000
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A) (e)	1,200,000	1,195,500
CSC Holdings LLC 5.250%, 06/01/24 (e)	1,200,000	1,202,988
DISH DBS Corp.
5.875%, 07/15/22 (e)	1,100,000	1,071,202
5.875%, 11/15/24	900,000	876,447
Fox Corp. 3.050%, 04/07/25	1,700,000	1,697,348
Nexstar Broadcasting, Inc. 5.625%, 08/01/24 (144A) (e)	1,800,000	1,694,232
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	900,000	767,250

		9,282,967

Mining—0.4%
FMG Resources August 2006 Pty, Ltd. 4.750%, 05/15/22 (144A)	900,000	896,625
Glencore Funding LLC 3.000%, 10/27/22 (144A) (e)	3,600,000	3,291,300

		4,187,925

Miscellaneous Manufacturing—0.3%
General Electric Co. 3.375%, 03/11/24	2,500,000	2,548,686

Multi-National—0.1%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,218,256

Oil & Gas — 0.6%
Aker BP ASA 4.750%, 06/15/24 (144A)	700,000	587,326
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	859,583
Occidental Petroleum Corp. 4.850%, 03/15/21	1,832,000	1,534,670
Sanchez Energy Corp. 7.750%, 06/15/21 (f)	1,200,000	3,960
Total Capital International S.A. 2.750%, 06/19/21	2,000,000	2,014,458
Weatherford International, Ltd. 11.000%, 12/01/24 (144A)	199,000	119,997

		5,119,994

Oil & Gas Services—0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 2.773%, 12/15/22	2,500,000	2,379,595

Packaging & Containers—0.3%
OI European Group B.V. 4.000%, 03/15/23 (144A)	1,000,000	950,000
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/22 (144A)	500,000	505,075
5.375%, 01/15/25 (144A) (e)	1,200,000	1,140,000
5.875%, 08/15/23 (144A) (e)	700,000	686,000

		3,281,075

Pharmaceuticals—2.4%
AbbVie, Inc. 2.300%, 11/21/22 (144A)	2,500,000	2,497,699
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	5,086,819
Bausch Health Cos., Inc. 5.500%, 03/01/23 (144A)	400,000	392,000
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A) (e)	3,000,000	3,069,680
Bristol-Myers Squibb Co.
2.250%, 08/15/21 (144A)	3,800,000	3,821,676
2.750%, 02/15/23 (144A) (e)	1,500,000	1,550,484
Cigna Corp. 3.750%, 07/15/23	399,000	410,685
CVS Health Corp.
2.125%, 06/01/21	1,600,000	1,596,197
2.800%, 07/20/20	1,100,000	1,100,206
3.700%, 03/09/23	2,700,000	2,810,668

		22,336,114

Pipelines—0.9%
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.250%, 04/01/23	400,000	224,080
Energy Transfer Operating L.P. 4.200%, 09/15/23 (e)	1,000,000	873,453
EnLink Midstream Partners L.P. 4.400%, 04/01/24	1,400,000	706,580
MPLX L.P. 4.875%, 12/01/24	2,500,000	2,188,642
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	3,385,000	3,330,205
Williams Cos., Inc. (The) 4.125%, 11/15/20	600,000	593,132

		7,916,092

Real Estate Investment Trusts—0.3%
MPT Operating Partnership L.P. / MPT Finance Corp. 6.375%, 03/01/24	1,400,000	1,400,000
VICI Properties L.P. / VICI Note Co., Inc. 3.500%, 02/15/25 (144A)	1,200,000	1,108,500

		2,508,500

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.6%
Dollar Tree, Inc. 3.700%, 05/15/23 (e)	3,200,000	$3,250,940
FirstCash, Inc. 5.375%, 06/01/24 (144A)	1,800,000	1,723,500
KSouth Africa, Ltd.
Zero Coupon, 3.000%, PIK,12/31/22 (144A) † (g)	661,094	826
Zero Coupon, 25.000%, PIK, 12/31/22 (144A) † (g)	174,093	870
Party City Holdings, Inc. 6.125%, 08/15/23 (144A) (e)	900,000	207,000

		5,183,136

Software—0.6%
Fiserv, Inc. 2.700%, 06/01/20	5,500,000	5,482,877

Telecommunications—0.2%
CommScope, Inc. 5.500%, 06/15/24 (144A) (e)	1,200,000	1,108,200
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	675,000	671,625

		1,779,825

Transportation—0.2%
FedEx Corp. 3.400%, 01/14/22	800,000	804,448
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/42 (144A) (e)	1,000,000	1,030,000

		1,834,448

Trucking & Leasing—0.2%
DAE Funding LLC 4.000%, 08/01/20 (144A) (e)	1,700,000	1,666,000

Total Corporate Bonds & Notes (Cost $247,991,317)		239,055,540

Asset-Backed Securities—23.8%

Asset-Backed - Credit Card—1.5%
American Express Credit Account Master Trust 2.990%, 12/15/23	5,662,000	5,753,839
Capital One Multi-Asset Execution Trust 2.290%, 07/15/25	1,970,000	1,943,441
Citibank Credit Card Issuance Trust 2.490%, 01/20/23	5,500,000	5,540,151

		13,237,431

Asset-Backed - Home Equity—0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.307%, 1M LIBOR + 0.360%, 10/25/35 (a)	297,642	294,996
GSAA Home Equity Trust 1.892%, 1M LIBOR + 0.945%, 02/25/35 (a)	584,344	582,540

Asset-Backed - Home Equity—(Continued)
RAAC Trust 1.647%, 1M LIBOR + 0.700%, 03/25/34 (a)	125,580	118,126

		995,662

Asset-Backed - Other—22.2%
Adagio CLO VIII DAC 1.650%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (a)	400,000	356,963
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,304,785	2,240,444
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.772%, 1M LIBOR + 0.825%, 06/25/34 (a)	262,043	257,209
AMMC CLO, Ltd. 3.091%, 3M LIBOR + 1.260%, 01/15/32 (144A) (a)	2,000,000	1,856,288
Ares Euro CLO B.V.
0.920%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (a)	3,200,000	3,181,191
1.600%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (a)	500,000	432,714
Armada Euro CLO IV DAC 1.700%, 3M EURIBOR + 1.700%, 07/15/33 (144A) (EUR) (a)	500,000	454,709
Atrium XII 2.632%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	5,000,000	4,808,655
Atrium XIII 3.606%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	873,432
Atrium XIV LLC 3.543%, 3M LIBOR + 1.700%, 08/23/30 (144A) (a)	300,000	276,155
Atrium XV 3.556%, 3M LIBOR + 1.750%, 01/23/31 (144A) (a)	1,000,000	918,571
Avoca CLO XVII Designated Activity Co. 1.700%, 3M EURIBOR + 1.700%, 10/15/32 (144A) (EUR) (a)	1,000,000	894,370
Bain Capital Credit CLO
2.766%, 3M LIBOR + 0.960%, 04/23/31 (144A) (a)	1,500,000	1,382,754
2.956%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	916,315
BCC Middle Market CLO LLC 3.969%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	1,600,000	1,385,149
Blackrock European CLO IX DAC
0.900%, 3M EURIBOR + 0.900%, 12/15/32 (144A) (EUR) (a)	2,600,000	2,490,065
1.550%, 3M EURIBOR + 1.550%, 12/15/32 (144A) (EUR) (a)	800,000	715,493
BlueMountain CLO, Ltd.
2.802%, 3M LIBOR + 1.110%, 08/15/31 (144A) (a)	2,500,000	2,389,500
3.519%, 3M LIBOR + 1.700%, 10/20/31 (144A) (a)	3,000,000	2,671,695
3.564%, 3M LIBOR + 1.770%, 10/25/30 (144A) (a)	3,200,000	2,855,021
3.569%, 3M LIBOR + 1.750%, 10/20/30 (144A) (a)	3,000,000	2,581,698
3.994%, 3M LIBOR + 2.200%, 10/25/30 (144A) (a)	714,285	610,353
4.019%, 3M LIBOR + 2.200%, 10/20/30 (144A) (a)	600,000	512,395
BlueMountain Fuji EUR CLO
0.910%, 3M EURIBOR + 0.910%, 01/15/33 (144A) (EUR) (a)	4,500,000	4,455,288
1.550%, 3M EURIBOR + 1.550%, 01/15/33 (144A) (EUR) (a)	1,400,000	1,247,231

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
BlueMountain Fuji U.S. CLO, Ltd. 3.531%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	$1,678,082
Burnham Park CLO, Ltd. 3.319%, 3M LIBOR + 1.500%, 10/20/29 (144A) (a)	1,116,142	1,031,735
Carlyle Global Market Strategies CLO, Ltd. 3.431%, 3M LIBOR + 1.600%, 07/15/30 (144A) (a)	2,000,000	1,768,524
Carlyle GMS Finance MM CLO LLC 4.031%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	851,427
Carlyle U.S. CLO, Ltd.
3.619%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	841,365
4.169%, 3M LIBOR + 2.350%, 07/20/29 (144A) (a)	500,000	426,578
Catamaran CLO, Ltd. 4.769%, 3M LIBOR + 2.950%, 10/18/26 (144A) (a)	2,384,800	2,221,932
Cole Park CLO, Ltd. 3.419%, 3M LIBOR + 1.600%, 10/20/28 (144A) (a)	857,143	802,626
Colombia Cent CLO, Ltd. 3.394%, 3M LIBOR + 1.600%, 10/25/28 (144A) (a)	769,231	707,059
Cook Park CLO Ltd. 2.956%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,368,375
Countrywide Asset-Backed Certificates 1.697%, 1M LIBOR + 0.750%, 03/25/34 (a)	120,230	116,606
Dryden 41 Senior Loan Fund 2.801%, 3M LIBOR + 0.970%, 04/15/31 (144A) (a)	1,500,000	1,410,000
Dryden 45 Senior Loan Fund
3.231%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	2,802,726
3.531%, 3M LIBOR + 1.700%, 10/15/30 (144A) (a)	5,300,000	4,863,174
Dryden 58 CLO, Ltd. 3.336%, 3M LIBOR + 1.500%, 07/17/31 (144A) (a)	750,000	681,106
Dryden 70 CLO, Ltd. 3.543%, 3M LIBOR + 1.700%, 01/16/32 (144A) (a)	280,290	256,561
Dunedin Park CLO DAC
1.070%, 3M EURIBOR + 1.070%, 10/22/32 (144A) (EUR) (a)	2,000,000	1,961,343
1.750%, 3M EURIBOR + 1.750%, 10/22/32 (144A) (EUR) (a)	900,000	814,947
Euro-Galaxy III CLO B.V. 1.500%, 3M EURIBOR + 1.500%, 01/17/31 (144A) (EUR) (a)	575,000	559,003
Euro-Galaxy V CLO B.V. 1.600%, 3M EURIBOR + 1.600%, 11/10/30 (144A) (EUR) (a)	1,000,000	950,902
Galaxy CLO, Ltd. 3.383%, 3M LIBOR + 1.700%, 11/22/31 (144A) (a)	1,800,000	1,599,336
Halcyon Loan Advisors Funding, Ltd. 3.619%, 3M LIBOR + 1.800%, 07/21/31 (144A) (a)	1,500,000	1,252,936
Holland Park CLO DAC
0.920%, 3M EURIBOR + 0.920%, 11/14/32 (144A) (EUR) (a)	9,900,000	9,598,436
1.650%, 3M EURIBOR + 1.650%, 11/14/32 (144A) (EUR) (a)	1,800,000	1,605,089
HPS Loan Management, Ltd.
3.531%, 3M LIBOR + 1.700%, 10/15/30 (144A) (a)	3,000,000	2,673,045
3.981%, 3M LIBOR + 2.150%, 10/15/30 (144A) (a)	600,000	512,751

Asset-Backed - Other—(Continued)
Invitation Homes Trust
1.650%, 1M LIBOR + 0.850%, 12/17/36 (144A) (a)	5,365,778	4,869,829
1.800%, 1M LIBOR + 1.000%, 07/17/37 (144A) (a)	4,308,762	3,996,190
1.900%, 1M LIBOR + 1.100%, 01/17/38 (144A) (a)	1,493,733	1,385,303
LCM, Ltd.
2.889%, 3M LIBOR + 1.070%, 01/20/31 (144A) (a)	3,000,000	2,860,659
3.269%, 3M LIBOR + 1.450%, 10/20/28 (144A) (a)	2,400,000	2,203,690
3.419%, 3M LIBOR + 1.600%, 10/20/30 (144A) (a)	500,000	456,749
3.619%, 3M LIBOR + 1.800%, 01/20/31 (144A) (a)	1,000,000	846,130
Long Point Park CLO, Ltd. 3.536%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	863,778
Madison Park Euro Funding VIII DAC
0.950%, 3M EURIBOR + 0.950%, 04/15/32 (144A) (EUR) (a)	8,000,000	8,114,252
1.700%, 3M EURIBOR + 1.700%, 04/15/32 (144A) (EUR) (a)	900,000	805,472
Madison Park Euro Funding XIV DAC 1.120%, 3M EURIBOR + 1.120%, 07/15/32 (144A) (EUR) (a)	1,400,000	1,409,820
Madison Park Funding, Ltd.
3.494%, 3M LIBOR + 1.700%, 07/27/30 (144A) (a)	1,600,000	1,486,018
3.502%, 3M LIBOR + 1.700%, 10/22/30 (144A) (a)	1,000,000	917,510
3.569%, 3M LIBOR + 1.750%, 10/18/30 (144A) (a)	5,300,000	4,730,881
3.658%, 3M LIBOR + 2.000%, 01/15/33 (144A) (a)	250,000	200,695
4.002%, 3M LIBOR + 2.200%, 10/22/30 (144A) (a)	750,000	636,513
Magnetite, Ltd. 3.419%, 3M LIBOR + 1.600%, 10/18/31 (144A) (a)	3,000,000	2,732,775
Mill City Mortgage Loan Trust
2.500%, 04/25/57 (144A) (a)	1,620,095	1,606,380
2.750%, 01/25/61 (144A) (a)	2,419,368	2,415,604
3.250%, 05/25/62 (144A) (a)	2,722,287	2,745,898
3.500%, 05/25/58 (144A) (a)	1,378,733	1,398,603
3.500%, 04/25/66 (144A) (a)	3,240,000	3,203,108
Neuberger Berman CLO XXII, Ltd. 3.486%, 3M LIBOR + 1.650%, 10/17/30 (144A) (a)	2,600,000	2,326,997
Neuberger Berman CLO, Ltd.
3.219%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,549,065
3.431%, 3M LIBOR + 1.600%, 01/15/28 (144A) (a)	1,000,000	895,795
Neuberger Berman Loan Advisers CLO 27, Ltd. 3.531%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	1,000,000	843,741
Neuberger Berman Loan Advisers CLO 32, Ltd.
3.669%, 3M LIBOR + 1.850%, 01/19/32 (144A) (a)	400,000	359,064
4.469%, 3M LIBOR + 2.650%, 01/19/32 (144A) (a)	1,000,000	880,345
Newark BSL CLO 2, Ltd. 4.144%, 3M LIBOR + 2.350%, 07/25/30 (144A) (a)	254,559	222,090
Octagon Investment Partners 18-R, Ltd. 4.543%, 3M LIBOR + 2.700%, 04/16/31 (144A) (a)	400,000	286,129
Octagon Investment Partners LLC 4.219%, 3M LIBOR + 2.400%, 07/20/30 (144A) (a)	126,643	113,962
Octagon Investment Partners, Ltd.
2.794%, 3M LIBOR + 1.000%, 01/25/31 (144A) (a)	1,200,000	1,144,987
2.919%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	568,198
3.251%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	1,873,674
3.436%, 3M LIBOR + 1.600%, 07/17/30 (144A) (a)	1,000,000	869,079
Progress Residential Trust 3.712%, 08/17/35 (144A)	1,210,000	1,191,211

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Race Point X CLO, Ltd. 3.444%, 3M LIBOR + 1.650%, 07/25/31 (144A) (a)	250,000	$218,361
Sound Point Euro CLO II Funding DAC
1.110%, 3M EURIBOR + 1.110%, 10/26/32 (144A) (EUR) (a)	1,900,000	1,845,876
1.850%, 3M EURIBOR + 1.850%, 10/26/32 (144A) (EUR) (a)	1,000,000	904,340
TCI-Flatiron CLO, Ltd. 3.542%, 3M LIBOR + 1.850%, 11/18/30 (144A) (a)	500,000	424,087
Towd Point Mortgage Trust
1.547%, 1M LIBOR + 0.600%, 02/25/57 (144A) (a)	941,105	908,038
2.250%, 04/25/56 (144A) (a)	2,820,457	2,790,354
2.250%, 07/25/56 (144A) (a)	4,428,759	4,298,296
2.500%, 10/25/56 (144A) (a)	1,510,644	1,484,225
2.750%, 08/25/55 (144A) (a)	375,711	370,612
2.750%, 10/25/56 (144A) (a)	4,226,979	4,228,680
2.750%, 04/25/57 (144A) (a)	4,271,925	4,184,775
2.750%, 06/25/57 (144A) (a)	3,683,223	3,566,534
2.750%, 11/25/60 (144A) (a)	229,945	228,902
3.000%, 10/25/53 (144A)	852,068	849,315
3.000%, 03/25/54 (144A) (a)	305,543	304,532
3.000%, 01/25/58 (144A) (a)	977,132	981,550
3.000%, 06/25/58 (144A) (a)	3,015,267	2,957,669
3.250%, 03/25/58 (144A) (a)	2,545,309	2,573,265
3.250%, 07/25/58 (144A) (a)	1,325,854	1,341,964
3.500%, 03/25/54 (144A) (a)	621,772	621,728
3.500%, 02/25/55 (144A) (a)	3,828,791	3,844,086
3.750%, 11/25/57 (144A) (a)	156,399	156,516
3.750%, 03/25/58 (144A) (a)	2,976,791	3,055,465
3.750%, 05/25/58 (144A) (a)	4,965,917	4,960,338
Voya CLO, Ltd.
2.764%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	800,000	760,702
3.219%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,295,116
3.681%, 3M LIBOR + 1.850%, 01/15/32 (144A) (a)	474,026	411,130
4.169%, 3M LIBOR + 2.350%, 07/20/30 (144A) (a)	221,301	189,045
5.069%, 3M LIBOR + 3.250%, 10/18/31 (144A) (a)	849,057	631,435
Webster Park CLO, Ltd. 3.419%, 3M LIBOR + 1.600%, 07/20/30 (144A) (a)	2,000,000	1,752,630
West CLO, Ltd.
3.169%, 3M LIBOR + 1.350%, 07/18/26 (144A) (a)	1,230,000	1,192,939
3.669%, 3M LIBOR + 1.850%, 07/18/26 (144A) (a)	2,170,000	2,028,575

		203,490,596

Total Asset-Backed Securities (Cost $234,361,860)		217,723,689

Foreign Government—6.2%

Banks—0.5%
Banque Centrale de Tunisie International Bond 5.625%, 02/17/24 (EUR)	2,300,000	2,087,191
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,842,376

		4,929,567

Sovereign—5.7%
Angolan Government International Bond 8.250%, 05/09/28 (144A)	2,300,000	926,458
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	2,800,000	563,950
Colombia Government International Bonds
5.000%, 06/15/45	1,800,000	1,845,000
9.850%, 06/28/27 (COP)	6,200,000,000	1,684,593
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	101,000,000	1,705,824
Gabon Government International Bond
6.375%, 12/12/24 (144A)	960,683	665,273
6.625%, 02/06/31 (144A)	1,550,000	951,446
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	9,600,000,000	607,169
Iraq International Bond 5.800%, 01/15/28 (144A)	2,500,000	1,900,500
Italy Buoni Poliennali Del Tesoro 0.350%, 02/01/25 (EUR)	27,150,000	29,137,874
Kazakhstan Government International Bond 4.875%, 10/14/44 (144A)	1,100,000	1,236,787
Mexico Government International Bond 4.150%, 03/28/27 (e)	2,400,000	2,452,800
Peruvian Government International Bond 6.550%, 03/14/37	700,000	1,001,882
Republic of Belarus International Bond 7.625%, 06/29/27 (144A)	1,800,000	1,803,204
Republic of South Africa Government Bond 7.000%, 02/28/31 (ZAR)	36,000,000	1,480,216
Ukraine Government International Bond 7.375%, 09/25/32 (144A)	2,500,000	2,262,500
Uruguay Government International Bond 3.700%, 06/26/37 (UYU) (d)	73,417,049	1,625,247

		51,850,723

Total Foreign Government (Cost $64,082,860)		56,780,290

Mortgage-Backed Securities—5.7%

Collateralized Mortgage Obligations—3.5%
Adjustable Rate Mortgage Trust 3.939%, 02/25/35 (a)	1,267,274	1,150,072
American Home Mortgage Investment Trust 3.263%, 6M LIBOR + 1.500%, 10/25/34 (a)	537,280	513,951
Bellemeade Re, Ltd. 2.547%, 1M LIBOR + 1.600%, 04/25/28 (144A) (a)	1,535,929	1,524,251
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (a)	3,140,178	3,151,622
3.500%, 03/25/58 (144A)	1,931,474	1,937,328
CHL Mortgage Pass-Through Trust 3.756%, 07/25/34 (a)	348,905	313,585
CIM Trust
4.000%, 08/25/48 (144A) (a)	2,283,548	2,308,836
4.000%, 05/25/49 (144A) (a)	3,483,730	3,468,398
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	54,629	42,791

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Flagstar Mortgage Trust 4.000%, 10/25/48 (144A) (a)	1,818,669	$1,801,567
MASTR Alternative Loan Trust
5.000%, 02/25/18	10,019	10,276
5.000%, 08/25/18	9,993	9,959
Merrill Lynch Mortgage Investors Trust 1.687%, 1M LIBOR + 0.740%, 03/25/28 (a)	231,485	209,182
New York Mortgage Trust 1.622%, 1M LIBOR + 0.675%, 02/25/36 (a)	181,202	156,938
OBX Trust 1.597%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	967,426	902,589
Provident Funding Mortgage Trust 3.000%, 02/25/50 (144A) (a)	2,376,885	2,376,450
3.000%, 12/25/49 (144A) (a)	2,335,707	2,332,462
Radnor RE, Ltd. 2.347%, 1M LIBOR + 1.400%, 03/25/28 (144A) (a)	568,407	567,140
Sequoia Mortgage Trust
1.413%, 1M LIBOR + 0.640%, 11/20/34 (a)	232,849	197,333
3.500%, 08/25/46 (144A) (a)	2,760,538	2,774,247
Structured Adjustable Rate Mortgage Loan Trust
1.387%, 1M LIBOR + 0.440%, 08/25/35 (a)	160,755	158,637
3.833%, 09/25/34 (a)	713,446	683,707
Structured Asset Mortgage Investments Trust 1.450%, 1M LIBOR + 0.700%, 02/19/35 (a)	458,978	384,597
WaMu Mortgage Pass-Through Certificates Trust
1.277%, 1M LIBOR + 0.330%, 01/25/45 (a)	1,629,324	1,373,490
1.407%, 1M LIBOR + 0.460%, 04/25/45 (a)	1,131,562	1,036,983
2.207%, 1M LIBOR + 0.580%, 07/25/45 (a)	679,178	568,933
Wells Fargo Mortgage Backed Securities Trust 3.500%, 07/25/47 (144A) (a)	1,655,133	1,647,527

		31,602,851

Commercial Mortgage-Backed Securities—2.2%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	1,959,046
BX Commercial Mortgage Trust
1.455%, 1M LIBOR + 0.750%, 11/15/35 (144A) (a)	1,464,536	1,383,828
1.505%, 1M LIBOR + 0.800%, 12/15/36 (144A) (a)	3,370,000	3,125,355
1.625%, 1M LIBOR + 0.920%, 10/15/36 (144A) (a)	9,085,859	8,642,329
Commercial Mortgage Trust 3.611%, 08/10/49 (144A) (a)	1,220,000	1,253,050
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (a)	241,108	204,942
Greenwich Capital Commercial Mortgage Trust 5.513%, 07/10/38 (a)	926,646	850,476
Morgan Stanley Capital I Trust 5.033%, 09/15/47 (144A) (a)	499,581	504,473
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	2,692,000	2,696,823

		20,620,322

Total Mortgage-Backed Securities (Cost $53,806,637)		52,223,173

Floating Rate Loans(h)—4.8%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.0%
Dynasty Acquisition Co., Inc.
Term Loan B1, 04/06/26 (c)	168,667	132,910
Term Loan B2, 04/06/26 (c)	90,681	71,457

		204,367

Airlines—0.2%
Air Canada Term Loan, 2.500%, 1M LIBOR + 1.750%, 10/06/23	24,280	22,823
Allegiant Travel Company Term Loan, 4.707%, 3M LIBOR + 3.000%, 02/05/24	753,973	603,178
Kestrel Bidco, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.000%, 12/11/26	1,107,225	856,254

		1,482,255

Apparel—0.0%
Champ Acquisition Corporation Term Loan, 6.572%, 6M LIBOR + 5.500%, 12/19/25	168,919	131,756

Auto Manufacturers—0.1%
Navistar International Corp. 1st Lien Term Loan B, 4.280%, 1M LIBOR + 3.500%, 11/06/24	829,972	728,992

Auto Parts & Equipment—0.1%
Adient U.S. LLC Term Loan B, 5.742%, 3M LIBOR + 4.000%, 05/06/24	955,294	849,017
Panther BF Aggregator 2 L.P. Term Loan B, 4.441%, 1M LIBOR + 3.500%, 04/30/26	259,348	238,601

		1,087,618

Chemicals—0.1%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 3.200%, 3M LIBOR + 1.750%, 06/01/24	498,545	471,125

Coal—0.0%
Oxbow Carbon LLC 1st Lien Term Loan B, 4.739%, 1M LIBOR + 3.750%, 01/04/23	215,803	188,828

Commercial Services—0.5%
Avis Budget Car Rental, LLC Term Loan B, 2.740%, 1M LIBOR + 1.750%, 08/06/27	1,159,337	1,002,827
Hertz Corp. (The) Term Loan B, 3.740%, 1M LIBOR + 2.750%, 06/30/23	1,108,446	794,387
LegalZoom.com, Inc. 1st Lien Term Loan, 5.489%, 1M LIBOR + 4.500%, 11/21/24	833,937	746,374
Pitney Bowes, Inc. Term Loan B, 6.490%, 1M LIBOR + 5.500%, 01/17/25	415,000	354,825
Prime Security Services Borrower LLC Term Loan B1, 09/23/26 (c)	310,938	282,953
Verscend Holding Corp. Term Loan B, 08/27/25 (c)	129,671	123,187
WEX, Inc. Term Loan B3, 3.239%, 1M LIBOR + 2.250%, 05/15/26	1,256,234	1,099,204

		4,403,757

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans(h)—(Continued)

Security Description	Principal Amount*	Value

Computers—0.0%
Surf Holdings, LLC Term Loan, 4.814%, 3M LIBOR + 3.500%, 03/05/27	210,449	$188,878

Cosmetics/Personal Care—0.0%
Knowlton Development Corp., Inc. Term Loan B, 4.739%, 1M LIBOR + 3.750%, 12/22/25	114,071	99,812

Entertainment—0.2%
Banijay Entertainment S.A.S USD Term Loan, 03/04/25 (c)	180,000	162,000
Lions Gate Capital Holdings LLC Term Loan A, 2.739%, 1M LIBOR + 1.750%, 03/22/23	202,442	183,885
NASCAR Holdings, Inc. Term Loan B, 3.674%, 1M LIBOR + 2.750%, 10/19/26	1,140,762	1,008,624
Playtika Holding Corp. Term Loan B, 7.072%, 6M LIBOR + 6.000%, 12/10/24	128,375	121,101

		1,475,610

Food—0.2%
JBS USA Lux S.A. Term Loan B, 3.072%, 6M LIBOR + 2.000%, 05/01/26	2,406,602	2,272,520

Food Service—0.0%
Aramark Services, Inc. Term Loan B4, 2.739%, 1M LIBOR + 1.750%, 01/15/27	400,000	374,000

Healthcare-Services—0.4%
Catalent Pharma Solutions, Inc. Term Loan B2, 3.250%, 1M LIBOR + 2.250%, 05/18/26	997,481	972,544
DaVita, Inc. Term Loan B, 2.739%, 1M LIBOR + 1.750%, 08/12/26	1,097,250	1,048,788
National Mentor Holdings, Inc.
Term Loan B, 03/09/26 (c)	277,563	252,583
Term Loan C, 03/09/26 (c)	12,606	11,471
Phoenix Guarantor Inc Term Loan B, 03/05/26 (c)	299,250	275,310
Syneos Health, Inc. Term Loan B, 2.739%, 1M LIBOR + 1.750%, 08/01/24	1,072,725	1,040,543
U.S. Anesthesia Partners, Inc. Term Loan, 06/23/24 (c)	106,667	80,800

		3,682,039

Home Builders—0.2%
Thor Industries, Inc. Term Loan B, 5.375%, 1M LIBOR + 3.750%, 02/01/26	1,697,955	1,460,241

Insurance—0.2%
Alliant Holdings Intermediate, LLC Term Loan B, 3.989%, 1M LIBOR + 3.000%, 05/09/25	490,061	455,348
AssuredPartners, Inc. Term Loan B, 4.489%, 1M LIBOR + 3.500%, 02/12/27	498,750	445,135
Asurion LLC Term Loan B6, 11/03/23 (c)	618,370	596,727

		1,497,210

Internet—0.1%
Go Daddy Operating Co. LLC Term Loan, 2.739%, 1M LIBOR + 1.750%, 02/15/24	745,024	714,478

Lodging—0.0%
Caesars Resort Collection LLC 1st Lien Term Loan B, 3.739%, 1M LIBOR + 2.750%, 12/23/24	498,725	409,667

Machinery-Diversified—0.1%
Altra Industrial Motion Corp. Term Loan B, 2.989%, 1M LIBOR + 2.000%, 10/01/25	668,336	613,198

Media—0.7%
Charter Communications Operating LLC Term Loan B2, 2.740%, 1M LIBOR + 1.750%, 02/01/27	989,962	956,964
CSC Holdings LLC 1st Lien Term Loan, 2.862%, 1M LIBOR + 2.250%, 07/17/25	1,760,334	1,707,524
Diamond Sports Group, LLC Term Loan, 4.180%, 1M LIBOR + 3.250%, 08/24/26	717,054	562,887
Gray Television, Inc.
Term Loan B, 3.765%, 1M LIBOR + 2.250%, 02/07/24	390,910	370,388
Term Loan C, 4.015%, 1M LIBOR + 2.500%, 01/02/26	321,812	310,548
Mediacom Illinois LLC Term Loan N, 2.370%, 1W LIBOR + 1.750%, 02/15/24	1,406,124	1,367,456
Mission Broadcasting, Inc. Term Loan B3, 3.831%, 1M LIBOR + 2.250%, 01/17/24	248,055	232,923
Nexstar Broadcasting, Inc. Term Loan B3, 3.191%, 1M LIBOR + 2.250%, 01/17/24	961,782	903,113
WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, 1M LIBOR + 3.250%, 08/18/23	214,834	196,304

		6,608,107

Metal Fabricate/Hardware—0.1%
Arconic Rolled Products Corp. Term Loan B, 02/04/27 (c)	556,000	508,740
Doncasters Finance U.S. LLC
Term Loan B2, 8.500%, 3M LIBOR + 6.500%, 03/06/24	285,184	252,387
Term Loan, 7.000%, 03/06/25 PIK (g)	321,334	128,534

		889,661

Oil & Gas—0.1%
Fieldwood Energy LLC 1st Lien TL, 7.027%, 3M LIBOR + 5.250%, 04/11/22	1,596,270	558,695

Oil & Gas Services—0.2%
Onsite Rental Group Pty, Ltd.
Term Loan, 6.100%, 10/26/23 PIK (g)	882,507	809,700
Term Loan B, 5.500%, 1M LIBOR + 4.500%, 10/26/22	645,477	626,113

		1,435,813

Packaging & Containers—0.1%
Berry Global, Inc. Term Loan Y, 2.863%, 1M LIBOR + 2.000%, 07/01/26	498,744	472,310
BWAY Holding Co. Term Loan B, 5.084%, 3M LIBOR + 3.250%, 04/03/24	250,000	207,500

		679,810

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans(h)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.2%
Bausch Health Companies, Inc.
Term Loan B, 3.362%, 1M LIBOR + 2.750%, 11/27/25	850,000	$810,333
Term Loan B, 3.612%, 1M LIBOR + 3.000%, 06/02/25	178,308	170,878
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.684%, 1W LIBOR + 2.000%, 11/15/27	259,350	248,544
Horizon Therapeutics plc Term Loan B, 3.313%, 1M LIBOR + 2.250%, 05/22/26	806,960	764,594

		1,994,349

Pipelines—0.1%
Buckeye Partners L.P. Term Loan B, 4.265%, 1M LIBOR + 2.750%, 11/01/26	634,906	590,462

Real Estate—0.0%
Cushman & Wakefield U.S. Borrower, LLC Term Loan B, 3.739%, 1M LIBOR + 2.750%, 08/21/25	200,000	180,000

Retail—0.3%
Bass Pro Group LLC Term Loan B, 5.989%, 1M LIBOR + 5.000%, 09/25/24	527,754	448,591
General Nutrition Centers, Inc. Term Loan B, 10.370%, 3M LIBOR + 8.750%, 03/04/21	572,670	409,459
Harbor Freight Tools USA, Inc. Term Loan B, 3.489%, 1M LIBOR + 2.500%, 08/18/23	997,447	915,157
KFC Holding Co. Term Loan B, 2.362%, 1M LIBOR + 1.750%, 04/03/25	989,899	942,384
Staples, Inc. Term Loan, 6.515%, 1M LIBOR + 5.000%, 04/16/26	121,645	97,772
Whatabrands LLC 2020 Term Loan B, 3.766%, 1M LIBOR + 2.750%, 08/02/26	136,907	116,285

		2,929,648

Semiconductors—0.1%
MKS Instruments, Inc. Term Loan B6, 2.739%, 1M LIBOR + 1.750%, 02/02/26	252,382	231,308
ON Semiconductor Corp. Term Loan B, 2.989%, 1M LIBOR + 2.000%, 09/19/26	1,110,455	1,047,298

		1,278,606

Software—0.3%
DCert Buyer, Inc. Term Loan B, 4.989%, 1M LIBOR + 4.000%, 10/16/26	300,000	269,750
Infor (U.S.), Inc. Term Loan B6, 3.750%, 1M LIBOR + 2.750%, 02/01/22	298,462	289,359
Inovalon Holdings, Inc. Term Loan B1, 3.750%, 1M LIBOR + 3.000%, 04/02/25	38,359	35,338
IQVIA, Inc.
Term Loan B2, 2.739%, 1M LIBOR + 1.750%, 01/17/25	1,771,659	1,654,286
Term Loan B3, 3.200%, 3M LIBOR + 1.750%, 06/11/25	517,341	491,474
Navicure, Inc. Term Loan B, 4.989%, 1M LIBOR + 4.000%, 10/22/26	260,000	245,700
Tibco Software, Inc. Term Loan B, 4.740%, 1M LIBOR + 3.750%, 06/30/26	210,000	199,500

		3,185,407

Telecommunications—0.2%
CommScope, Inc. Term Loan B, 4.239%, 1M LIBOR + 3.250%, 04/06/26	548,622	521,190
Global Tel*Link Corp. 1st Lien Term Loan, 5.700%, 3M LIBOR + 4.250%, 11/29/25	853,553	736,190
Zayo Group Holdings, Inc. Term Loan, 3.989%, 1M LIBOR + 3.000%, 02/19/27	567,000	531,563

		1,788,943

Total Floating Rate Loans (Cost $48,831,318)		43,605,852

Municipals—2.7%
City & County Honolulu HI Wastewater System Revenue 2.233%, 07/01/24	710,000	729,766
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	778,308
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	6,018,485
San Jose Redevelopment Agency Successor Agency, Tax Allocation Revenue
2.480%, 08/01/21	650,000	663,832
2.630%, 08/01/22	2,165,000	2,230,838
State of California 2.375%, 10/01/26	5,230,000	5,389,306
State of New York 2.120%, 02/15/25	5,230,000	5,392,862
State of Oregon Department of Transportation 2.180%, 11/15/25	1,045,000	1,081,815
State of Texas 5.000%, 04/01/21	1,185,000	1,230,350
Texas State University System 2.351%, 03/15/26	1,385,000	1,398,642

Total Municipals (Cost $24,506,367)		24,914,204

Mutual Fund—1.0%

Investment Company Security—1.0%
Invesco Senior Loan ETF (e) (Cost $9,950,057)	436,000	8,920,560

Common Stocks—0.1%

Energy Equipment & Services—0.0%
Weatherford International plc (i)	6,622	39,401

Leisure Products—0.0%
Remington Outdoor Co., Inc. (i)	72,031	18,008

Oil, Gas & Consumable Fuels—0.0%
Battalion Oil Corp. (i)	151	706
Riviera Resources, Inc.	2,835	11,907

		12,613

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Paper & Forest Products—0.1%
Appvion,Inc. (i) (j) (k)	38,739	$647,147
Verso Corp. - Class A (e) (i)	1,665	18,781

		665,928

Retail—0.0%
KSouth Africa, Ltd. (i) (j) (k)	8,217,950	82,179
KSouth Africa, Ltd. (i) (j) (k)	817,800	8,178

		90,357

Total Common Stocks (Cost $6,218,852)		826,307

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Battalion Oil Corp., Series A, Expires 10/08/22 (e) (i) (j) (k)	728	2,213
Battalion Oil Corp., Series B, Expires 10/08/22 (e) (i) (j) (k)	911	2,758
Battalion Oil Corp., Series C, Expires 10/08/22 (e) (i) (j) (k)	1,171	3,526

		8,497

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (i)	175	149

Total Warrants (Cost $0)		8,646

Short-Term Investments—3.8%

Discount Note—0.2%
Federal Home Loan Bank Zero Coupon, 04/01/20	1,370,000	1,370,000

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $33,253,937; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $33,922,273.	33,253,937	33,253,937

Total Short-Term Investments (Cost $34,623,937)		34,623,937

Securities Lending Reinvestments (l)—2.8%

Certificates of Deposit—0.7%
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (a)	2,000,000	1,995,404
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (a)	1,000,000	992,283
Canadian Imperial Bank of Commerce 0.350%, FEDEFF PRV + 0.260%, 06/10/20 (a)	999,591	997,720
Societe Generale 0.440%, FEDEFF PRV + 0.350%, 06/19/20 (a)	1,000,000	996,836
Sumitomo Mitsui Trust Bank, Ltd. 1.970%, 04/17/20	1,000,000	$1,000,590

		5,982,833

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,168,395; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,211,764.	2,168,395	2,168,395
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $3,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $3,060,003.	3,000,000	3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $500,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,100,012; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $2,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $2,194,584.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $800,013; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $888,829.	800,000	800,000

		9,568,395

Time Deposit—0.1%
ABN AMRO Bank NV 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—1.0%
BlackRock Liquidity Funds, Institutional Shares 0.340% (m)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (m)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (m)	2,000,000	2,000,000

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.430% (m)	2,000,000	$2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (m)	2,000,000	2,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $25,568,085)		25,551,228

Total Investments—105.8% (Cost $1,035,036,036)		967,421,217
Other assets and liabilities (net)—(5.8)%		(52,638,765)

Net Assets—100.0%		$914,782,452

†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $1,696, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	This loan will settle after March 31, 2020, at which time the interest rate will be determined.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $29,881,143 and the collateral received consisted of cash in the amount of $25,567,986 and non-cash collateral with a value of $4,935,528. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	Non-income producing security.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.1% of net assets.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(m)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $330,923,802, which is 36.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$174,093	$174,092	$870
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13-05/01/14	661,094	1,321,156	826

				$1,696

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	19,243,407	JPMC	09/15/20	USD	13,896,163	$(206,760)
CNH	17,530,000	JPMC	08/21/20	USD	2,511,713	(45,683)
JPY	1,278,071,900	CBNA	07/16/20	USD	11,900,000	37,057
JPY	794,000,000	JPMC	07/22/20	USD	7,336,838	80,421
JPY	778,000,000	JPMC	08/13/20	USD	7,296,942	(24,178)
JPY	332,000,000	JPMC	09/14/20	USD	3,176,107	(69,471)
MXN	15,690,000	JPMC	07/23/20	USD	813,008	(162,358)
NOK	24,060,000	JPMC	07/23/20	USD	2,660,349	(345,237)
NOK	26,370,000	JPMC	09/15/20	USD	2,610,943	(73,174)
TRY	3,235,000	JPMC	04/15/20	USD	512,963	(25,763)

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,680,000	JPMC	07/02/20	USD	2,537,102	273,056
AUD	1,250,000	JPMC	07/21/20	USD	858,512	89,487
CAD	21,799,506	JPMC	07/23/20	USD	16,585,265	1,080,315
CAD	3,410,000	JPMC	09/15/20	USD	2,462,449	36,638
CNH	17,530,000	JPMC	08/21/20	USD	2,489,845	23,815
DKK	27,704,806	JPMC	07/23/20	USD	4,137,145	27,775
EUR	13,221,292	JPMC	07/23/20	USD	14,735,725	94,862
EUR	8,927,689	JPMC	08/05/20	USD	10,289,965	400,056
EUR	2,470,000	JPMC	08/05/20	USD	2,781,097	44,882
EUR	253,765	BBP	09/15/20	USD	285,503	4,059
EUR	322,067	CBNA	09/15/20	USD	361,775	4,579
EUR	491,294	DBAG	09/15/20	USD	552,774	7,894
EUR	2,813,000	GSI	09/15/20	USD	3,163,640	43,819
EUR	14,935,701	JPMC	09/15/20	USD	16,801,170	236,397
KRW	1,155,000,000	JPMC	09/16/20	USD	940,937	(13,916)
NOK	24,060,000	JPMC	07/23/20	USD	2,360,675	45,564
NOK	26,370,000	JPMC	09/15/20	USD	2,585,294	47,525

Cross Currency Contracts to Buy
JPY	1,528,891,025	JPMC	08/13/20	SGD	20,500,000	(157,282)

Net Unrealized Appreciation						$1,454,379

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 3 Year Treasury Bond Futures	06/15/20	230	AUD	26,935,088	$89,690
Canada Government Bond 10 Year Futures	06/19/20	182	CAD	26,779,480	868,827
Euro-BTP Futures	06/08/20	86	EUR	12,161,260	(526,239)
U.S. Treasury Note 2 Year Futures	06/30/20	858	USD	189,088,453	2,174,057

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/19/20	(22)	USD	(3,939,375)	(192,531)
U.S. Treasury Note 10 Year Futures	06/19/20	(230)	USD	(31,898,125)	(835,076)
U.S. Treasury Note 5 Year Futures	06/30/20	(105)	USD	(13,162,734)	(243,766)
U.S. Treasury Note Ultra 10 Year Futures	06/19/20	(58)	USD	(9,049,813)	(253,196)
U.S. Treasury Ultra Long Bond Futures	06/19/20	(10)	USD	(2,218,750)	(156,574)

Net Unrealized Appreciation					$925,192

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Call - OTC - 5 Yr. IRS	1.200%	JPMC	3M LIBOR	Receive	05/19/20	(99,400,000)	USD	(99,400,000)	$(111,825)	$(1,629,017)	$(1,517,192)

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Put - OTC - 5-Yr. CDS	1.050%	BBP	CDX.NA.IG.33.V1	Sell	04/15/20	(60,500,000)	USD	(60,500,000)	$(57,475)	$(445,953)	$(388,478)
Put - OTC - 5-Yr. CDS	$105.750	CBNA	CDX.NA.HY.33.V2	Sell	05/20/20	(6,100,000)	USD	(6,100,000)	(24,609)	(816,785)	(792,176)

Totals									$(82,084)	$(1,262,738)	$(1,180,654)

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	67,050,000	$2,519,250	$391,333	$2,127,917
Receive	12M CPURNSA	Maturity	1.893%	Maturity	01/15/27	USD	33,200,000	(2,729,727)	—	(2,729,727)
Receive	12M CPURNSA	Maturity	1.719%	Maturity	08/14/26	USD	5,000,000	(326,370)	—	(326,370)
Receive	12M CPURNSA	Maturity	1.960%	Maturity	08/31/24	USD	10,800,000	(672,413)	—	(672,413)

Totals								$(1,209,260)	$391,333	$(1,600,593)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
CDX.EM.32.V1	1.000%	Quarterly	12/20/24	13.747%	USD	10,650,000	$(1,216,729)	$(681,187)	$(535,542)
CDX.EM.32.V1	1.000%	Quarterly	12/20/24	13.747%	USD	12,350,000	(1,410,949)	(614,076)	(796,873)
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	21.480%	USD	4,900,000	(298,746)	325,980	(624,726)
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	21.480%	USD	6,958,000	(424,219)	270,691	(694,910)
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	21.480%	USD	2,450,000	(149,373)	124,584	(273,957)
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	21.480%	USD	6,370,000	(388,370)	(92,817)	(295,553)
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	21.480%	USD	2,450,000	(149,373)	44,538	(193,911)
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	21.480%	USD	980,000	(59,749)	(24,288)	(35,461)
CDX.NA.IG.31.V1	1.000%	Quarterly	12/20/21	33.181%	USD	20,000,000	66,029	187,931	(121,902)
CDX.NA.IG.33.V1	1.000%	Quarterly	12/20/24	13.747%	USD	8,800,000	(31,598)	117,660	(149,258)
CDX.NA.IG.33.V1	1.000%	Quarterly	12/20/24	13.747%	USD	30,300,000	(108,798)	346,253	(455,051)

Totals							$(4,171,875)	$5,269	$(4,177,144)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Ally Financial, Inc. 7.500%, due 09/15/20	(5.000%)	Quarterly	12/20/24	JPMC	3.087%	USD	3,600,000	$(297,044)	$(636,534)	$339,490
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	9.502%	USD	950,000	101,054	(82,241)	183,295
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	9.502%	USD	950,000	101,054	(82,150)	183,204
Chesapeake Energy Corp. 5.000%, due 06/20/20	(5.000%)	Quarterly	06/20/20	CBNA	2.762%	USD	110,000	49,393	16,233	33,160
Chesapeake Energy Corp. 5.000%, due 06/20/20	(5.000%)	Quarterly	06/20/20	JPMC	2.762%	USD	454,667	204,160	74,886	129,274
Italy Government International Bond 6.875%, due 09/27/23	(1.000%)	Quarterly	06/20/23	BBP	1.364%	USD	1,600,000	18,294	17,133	1,161
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	33.181%	USD	875,000	369,607	19,138	350,469
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	33.181%	USD	575,000	242,885	18,984	223,901
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	33.181%	USD	425,000	179,524	8,998	170,526

Totals								$968,927	$(645,553)	$1,614,480

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sach Group, Inc. 2.908%, due 06/05/23	1.000%	Quarterly	12/20/24	JPMC	1.210%	USD	3,600,000	$(34,177)	$58,662	$(92,839)
Italy Government International Bond 6.875%, due 09/27/23	1.000%	Quarterly	06/20/23	BBP	1.364%	USD	1,600,000	(18,295)	(75,132)	56,837
Morgan Stanley 3.750%, due 02/25/23	1.000%	Quarterly	12/20/24	JPMC	1.239%	USD	3,600,000	(38,926)	64,385	(103,311)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	35.010%	USD	425,000	(287,894)	(43,709)	(244,185)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	35.010%	USD	575,000	(389,503)	(73,457)	(316,046)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	35.010%	USD	875,000	(592,722)	(92,030)	(500,692)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	12/20/21	CBNA	2.402%	USD	245,000	(178,824)	(111,994)	(66,830)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	12/20/21	CBNA	2.402%	USD	245,000	(178,824)	(110,599)	(68,225)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	12/20/21	CBNA	2.402%	USD	435,000	(317,504)	(201,682)	(115,822)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	12/20/21	CBNA	2.402%	USD	625,000	(456,185)	(272,775)	(183,410)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	12/20/21	CBNA	2.402%	USD	750,000	(547,421)	(355,052)	(192,369)
Republic of Indonesia 3.700%, due 03/30/30	1.000%	Quarterly	12/20/24	CBNA	1.919%	USD	2,275,000	(93,655)	14,084	(107,739)
Russian Federal Bond 7.500%, due 11/21/24	1.000%	Quarterly	12/20/24	CBNA	1.825%	USD	2,700,000	(100,471)	25,322	(125,793)

Totals								$(3,234,401)	$(1,173,977)	$(2,060,424)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Bespoke June 0-3% CDX Equity Tranche	0.000%	Quarterly	09/20/20	CBNA	21.480%	USD	359,511	$(92,792)	$(23,476)	$(69,316)
Bespoke Palma 5-7% CDX Tranche	2.300%	Quarterly	06/20/21	CBNA	21.480%	USD	1,380,000	(172,194)	—	(172,194)
Bespoke Phoenix 5-7% CDX Tranche	0.000%	Quarterly	12/20/21	CBNA	27.078%	USD	900,000	(194,984)	—	(194,984)
Bespoke Singapore 0-3% CDX Equity Tranche	0.000%	Quarterly	06/20/20	CBNA	0.000%	USD	1,100,000	(284,893)	(33,841)	(251,052)

Totals								$(744,863)	$(57,317)	$(687,546)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Pay	3M LIBOR	Quarterly	06/20/20	BBP	Markit iBoxx USD Liquid Leveraged Loan Index	USD 4,200,000	$(497,248)	$—	$(497,248)

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date (*)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3M USD-LIBOR plus 1.334% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.120% based on the notional amount of currency delivered	07/10/21	CBNA	USD	1,568,000	EUR	1,400,000	$21,326	$(1,399)	$22,725
Floating rate equal to 3M USD-LIBOR plus 1.170% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	11/29/21	CBNA	USD	3,774,000	EUR	3,400,000	22,895	—	22,895
Floating rate equal to 3M USD-LIBOR plus 1.174% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	12/10/21	CBNA	USD	9,879,000	EUR	8,900,000	48,937	—	48,937
Floating rate equal to 3M USD-LIBOR plus 1.230% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.070% based the notional amount of currency delivered	09/17/21	CBNA	USD	3,857,250	EUR	3,475,000	20,796	—	20,796
Floating rate equal to 3M USD-LIBOR plus 1.250% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.100% based on the notional amount of currency delivered	10/30/21	CBNA	USD	4,551,000	EUR	4,100,000	29,540	—	29,540
Floating rate equal to 3M USD-LIBOR plus 1.175% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	11/22/21	CBNA	USD	12,928,500	EUR	11,700,000	36,357	—	36,357
Floating rate equal to 3M USD-LIBOR plus 1.310% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.110% based the notional amount of currency delivered	08/30/21	CBNA	USD	3,219,000	EUR	2,900,000	23,750	—	23,750
Floating rate equal to 3M USD-LIBOR plus 1.318% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.200% based on the notional amount of currency delivered	12/12/21	CBNA	USD	7,104,000	EUR	6,400,000	32,769	—	32,769
Floating rate equal to 3M USD-LIBOR plus 1.810% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.600% based the notional amount of currency delivered	08/12/21	CBNA	USD	1,120,000	EUR	1,000,000	18,765	1,250	17,515
Floating rate equal to 3M USD-LIBOR plus 1.870% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.700% based on the notional amount of currency delivered	10/15/21	CBNA	USD	1,100,000	EUR	1,000,000	(2,821)	(899)	(1,922)
Floating rate equal to 3M USD-LIBOR plus 2.870% based on the notional amount of currency received	Fixed rate equal to 2.500% based the notional amount of currency delivered	05/04/21	CBNA	USD	697,200	EUR	600,000	35,708	—	35,708

Totals								$288,022	$(1,048)	$289,070

(*)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(DKK)—	Danish Krone

(DOP)—	Dominican Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$263,187,791	$—	$263,187,791
Total Corporate Bonds & Notes*	—	239,055,540	—	239,055,540
Total Asset-Backed Securities*	—	217,723,689	—	217,723,689
Total Foreign Government*	—	56,780,290	—	56,780,290
Total Mortgage-Backed Securities*	—	52,223,173	—	52,223,173
Total Floating Rate Loans*	—	43,605,852	—	43,605,852
Total Municipals*	—	24,914,204	—	24,914,204
Total Mutual Fund*	8,920,560	—	—	8,920,560
Common Stocks
Diversified Financial Services	—	18,008	—	18,008
Energy Equipment & Services	39,401	—	—	39,401
Oil, Gas & Consumable Fuels	12,613	—	—	12,613
Paper & Forest Products	18,781	—	647,147	665,928
Retail	—	—	90,357	90,357
Total Common Stocks	70,795	18,008	737,504	826,307
Warrant
Oil, Gas & Consumable Fuels	—	—	8,497	8,497
Paper & Forest Products	149	—	—	149
Total Warrants	149	—	8,497	8,646
Total Short-Term Investments*	—	34,623,937	—	34,623,937
Securities Lending Reinvestments
Certificates of Deposit	—	5,982,833	—	5,982,833
Repurchase Agreements	—	9,568,395	—	9,568,395
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	16,551,228	—	25,551,228
Total Investments	$17,991,504	$948,683,712	$746,001	$967,421,217

Collateral for Securities Loaned (Liability)	$—	$(25,567,986)	$—	$(25,567,986)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,578,201	$—	$2,578,201
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,123,822)	—	(1,123,822)
Total Forward Contracts	$—	$1,454,379	$—	$1,454,379
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,132,574	$—	$—	$3,132,574
Futures Contracts (Unrealized Depreciation)	(2,207,382)	—	—	(2,207,382)
Total Futures Contracts	$925,192	$—	$—	$925,192

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Credit Default Swaptions at Value	$—	$(1,262,738)	$—	$(1,262,738)
Interest Rate Swaptions at Value	—	(1,629,017)	—	(1,629,017)
Total Written Options	$—	$(2,891,755)	$—	$(2,891,755)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,127,917	$—	$2,127,917
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(7,905,654)	—	(7,905,654)
Total Centrally Cleared Swap Contracts	$—	$(5,777,737)	$—	$(5,777,737)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,556,814	$—	$1,556,814
OTC Swap Contracts at Value (Liabilities)	—	(4,776,377)	—	(4,776,377)
Total OTC Swap Contracts	$—	$(3,219,563)	$—	$(3,219,563)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—41.2% of Net Assets

Security Description	Principal Amount*	Value

Argentina—2.0%
Argentina Bonar Bond 36.575%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	20,147,000	$199,080
Argentina Treasury Bonds
1.200%, 03/18/22 (ARS) (b)	621,946,147	5,009,424
1.400%, 03/25/23 (ARS) (b)	356,003,918	2,533,539
1.500%, 03/25/24 (ARS) (b)	356,003,920	2,322,381
Argentine Bonos del Tesoro
15.500%, 10/17/26 (ARS)	693,671,000	3,662,152
16.000%, 10/17/23 (ARS)	370,242,000	2,353,088
18.200%, 10/03/21 (ARS)	329,017,000	2,618,187

		18,697,851

Brazil—8.1%
Brazil Letras do Tesouro Nacional
0.644%, 07/01/21 (BRL) (c)	15,530,000	2,856,634
0.803%, 04/01/21 (BRL) (c)	2,910,000	541,141
1.595%, 10/01/20 (BRL) (c)	113,220,000	21,433,886
3.201%, 07/01/20 (BRL) (c)	239,984,000	45,809,370
4.755%, 04/01/20 (BRL) (c)	6,140,000	1,181,656
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL) (c)	44,622,000	8,987,340

		80,810,027

Colombia—1.4%
Colombian TES
7.000%, 05/04/22 (COP)	653,000,000	166,330
7.000%, 06/30/32 (COP)	7,946,000,000	1,886,112
7.750%, 09/18/30 (COP)	35,498,100,000	8,950,582
10.000%, 07/24/24 (COP)	10,589,000,000	2,959,728

		13,962,752

Ghana—1.1%
Ghana Government Bonds
16.250%, 05/17/21 (GHS)	9,750,000	1,670,661
16.500%, 03/22/21 (GHS)	2,320,000	401,871
16.500%, 02/06/23 (GHS)	13,400,000	2,062,039
17.600%, 11/28/22 (GHS)	10,940,000	1,737,264
18.250%, 09/21/20 (GHS)	2,170,000	382,495
18.250%, 07/25/22 (GHS)	5,170,000	840,776
18.500%, 06/01/20 (GHS)	670,000	117,589
19.500%, 10/18/21 (GHS)	4,530,000	785,198
19.750%, 03/15/32 (GHS)	18,788,000	2,897,132
24.750%, 03/01/21 (GHS)	810,000	149,776
24.750%, 07/19/21 (GHS)	1,490,000	276,697

		11,321,498

India—4.8%
India Government Bonds
6.790%, 05/15/27 (INR)	2,918,000,000	39,252,462
6.840%, 12/19/22 (INR)	365,000,000	5,020,175
7.680%, 12/15/23 (INR)	311,000,000	4,388,828

		48,661,465

Indonesia—6.6%
Indonesia Treasury Bonds
5.625%, 05/15/23 (IDR)	96,951,000,000	$5,761,819
7.000%, 05/15/22 (IDR)	450,607,000,000	28,108,373
10.000%, 09/15/24 (IDR)	122,770,000,000	8,266,546
12.900%, 06/15/22 (IDR)	341,823,000,000	23,720,771

		65,857,509

Mexico—8.6%
Mexican Bonos
6.500%, 06/10/21 (MXN)	687,730,000	29,001,927
6.500%, 06/09/22 (MXN)	208,000,000	8,785,057
7.250%, 12/09/21 (MXN)	265,450,000	11,368,276
8.000%, 06/11/20 (MXN)	431,860,000	18,237,791
8.000%, 12/07/23 (MXN)	176,430,000	7,798,619
10.000%, 12/05/24 (MXN)	134,690,000	6,415,553
Mexican Udibonos 2.500%, 12/10/20 (MXN) (b)	15,981,469	664,313
Mexico Cetes 7.539%, 04/02/20 (MXN) (c)	824,797,000	3,475,600

		85,747,136

Norway—4.2%
Norway Government Bonds
1.500%, 02/19/26 (144A) (NOK)	20,165,000	2,036,158
1.750%, 03/13/25 (144A) (NOK)	33,998,000	3,456,164
2.000%, 05/24/23 (144A) (NOK)	106,855,000	10,781,199
3.000%, 03/14/24 (144A) (NOK)	96,801,000	10,232,007
3.750%, 05/25/21 (144A) (NOK)	127,923,000	12,787,740
Norway Treasury Bills
1.938%, 09/16/20 (144A) (NOK) (c)	10,989,000	1,052,990
4.226%, 06/17/20 (144A) (NOK) (c)	18,373,000	1,764,251

		42,110,509

South Korea—4.4%
Korea Treasury Bonds
1.375%, 09/10/21 (KRW)	26,881,400,000	22,181,538
1.875%, 03/10/22 (KRW)	18,459,000,000	15,391,590
4.250%, 06/10/21 (KRW)	7,650,400,000	6,524,800

		44,097,928

Total Foreign Government (Cost $570,101,930)		411,266,675

U.S. Treasury & Government Agencies—20.2%

United States—20.2%
U.S. Treasury Notes
1.125%, 09/30/21	9,632,000	9,764,440
1.500%, 09/30/21	7,732,000	7,880,599

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

United States—(Continued)
U.S. Treasury Notes
1.500%, 10/31/21	16,600,000	$16,935,242
1.500%, 09/30/24	33,000,000	34,678,360
1.500%, 10/31/24 (d)	15,650,000	16,460,010
1.750%, 12/31/24 (d)	80,891,000	86,139,435
2.125%, 12/31/21	10,000,000	10,330,078
2.875%, 05/31/25	17,750,000	19,977,764

Total U.S. Treasury & Government Agencies (Cost $190,778,660)		202,165,928

Short-Term Investments—34.4%

Repurchase Agreement—18.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $183,944,291; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $187,627,051.	183,944,291	183,944,291

Foreign Government—16.0%
Japan Treasury Bills
Zero Coupon, 08/11/20 (JPY) (c)	5,674,600,000	52,816,274
Zero Coupon, 06/10/20 (JPY) (c)	3,202,000,000	29,791,464
Zero Coupon, 05/25/20 (JPY) (c)	1,717,300,000	15,976,297
Zero Coupon, 06/15/20 (JPY) (c)	5,586,300,000	51,976,551
Zero Coupon, 05/07/20 (JPY) (c)	1,007,100,000	9,368,198

		159,928,784

Total Short-Term Investments (Cost $343,457,044)		343,873,075

Securities Lending Reinvestments (e)—1.9%

Repurchase Agreements—0.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $968,036; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $987,397.	968,036	968,036
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $4,000,004; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $4,080,005.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $500,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $510,000.	500,000	500,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,000,011; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $300,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $329,188.	300,000	300,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $300,005; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $333,311.	300,000	300,000

		7,068,036

Mutual Funds—1.2%
BlackRock Liquidity Funds, Institutional Shares 0.340% (f)	2,000,000	2,000,000
Dreyfus Treasury Cash Management Fund, Institutional Class 0.220% (f)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (f)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (f)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (f)	2,000,000	2,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $19,068,036)		19,068,036

Total Investments—97.7% (Cost $1,123,405,670)		976,373,714
Other assets and liabilities (net)—2.3%		24,246,208

Net Assets—100.0%		$1,000,619,922

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $18,588,724 and the collateral received consisted of cash in the amount of $19,068,036. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $42,110,509, which is 4.2% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	67,673,677	JPMC	04/01/20	USD	16,125,066	$(3,101,129)
BRL	22,954,600	CBNA	04/02/20	USD	4,448,566	(30,906)
EUR	2,642,619	BOA	04/08/20	USD	2,954,995	(39,954)
EUR	11,300,422	DBAG	04/08/20	USD	12,632,255	(166,896)
EUR	6,270,000	GSBU	04/08/20	USD	7,013,308	(96,947)
EUR	9,359,372	UBSA	04/09/20	USD	10,483,058	(158,553)
EUR	2,518,372	BOA	04/15/20	USD	2,821,876	(43,123)
EUR	4,180,343	GSBU	04/15/20	USD	4,677,929	(65,369)
EUR	1,368,160	GSBU	04/23/20	USD	1,535,110	(24,993)
EUR	4,520,000	UBSA	04/24/20	USD	5,058,450	(69,259)
EUR	699,631	DBAG	04/27/20	USD	783,034	(10,684)
EUR	3,696,678	HSBC	04/27/20	USD	4,138,560	(57,649)
EUR	2,480,403	SCB	04/29/20	USD	2,780,718	(42,275)
EUR	9,480,000	DBAG	04/30/20	USD	10,754,074	(287,426)
EUR	12,000,000	DBAG	04/30/20	USD	13,433,736	(184,814)
EUR	5,408,700	GSBU	04/30/20	USD	6,058,014	(86,394)
EUR	1,620,000	HSBC	04/30/20	USD	1,813,953	(25,348)
EUR	609,133	JPMC	06/15/20	USD	689,228	(15,513)
INR	723,356,000	BNP	04/07/20	USD	9,762,812	(205,135)
INR	43,754,000	CBNA	04/16/20	USD	584,650	(7,108)
INR	206,150,600	JPMC	04/29/20	USD	2,755,287	(38,483)
INR	600,000,000	JPMC	04/29/20	USD	8,065,600	(158,360)
INR	653,168,110	HSBC	04/30/20	USD	8,757,600	(150,725)
INR	591,141,511	HSBC	05/04/20	USD	7,918,523	(132,790)
INR	244,006,000	HSBC	05/05/20	USD	3,249,817	(36,453)
JPY	871,443,600	JPMC	05/26/20	USD	8,115,511	8,334
JPY	521,836,390	HSBC	06/08/20	USD	4,947,273	(80,077)
JPY	495,613,730	JPMC	06/08/20	USD	4,704,139	(81,523)
JPY	761,873,200	JPMC	06/22/20	USD	7,204,345	(94,412)
JPY	1,925,329,850	BNP	06/24/20	USD	18,389,167	(420,245)
JPY	871,460,300	JPMC	08/27/20	USD	7,956,543	193,438
JPY	1,060,916,000	CBNA	08/31/20	USD	10,265,318	(342,294)
JPY	194,328,665	HSBC	09/24/20	USD	1,795,433	23,532
NOK	78,183,700	JPMC	06/15/20	USD	8,543,780	(1,021,386)
NOK	77,707,800	JPMC	06/16/20	USD	8,543,769	(1,067,153)
NOK	79,604,000	JPMC	06/19/20	USD	8,832,425	(1,173,334)
NOK	15,147,049	JPMC	06/30/20	USD	1,423,234	34,162
NOK	96,035,726	JPMC	06/30/20	USD	8,972,409	267,810
NOK	69,754,500	JPMC	09/21/20	USD	7,731,318	(1,018,242)

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	67,673,677	JPMC	04/01/20	USD	16,459,608	$3,435,671
BRL	22,954,600	CBNA	04/02/20	USD	4,477,636	59,976
BRL	27,756,900	JPMC	04/17/20	USD	5,799,894	463,301
BRL	23,023,600	CBNA	05/05/20	USD	4,477,644	56,167
BRL	21,167,100	JPMC	05/05/20	USD	5,106,548	1,041,595
BRL	19,672,200	HSBC	06/02/20	USD	3,898,264	127,874
BRL	18,662,800	JPMC	06/02/20	USD	4,357,616	780,689
BRL	8,477,200	HSBC	06/25/20	USD	1,647,018	23,999
BRL	22,954,600	CBNA	07/02/20	USD	4,426,434	33,041
BRL	9,953,200	HSBC	07/02/20	USD	1,949,124	44,132
BRL	9,798,500	HSBC	07/02/20	USD	1,949,120	73,737
BRL	27,655,600	JPMC	07/02/20	USD	5,502,463	209,323
BRL	16,031,000	JPMC	07/02/20	USD	3,134,354	66,103
BRL	8,606,000	JPMC	07/02/20	USD	1,671,652	24,508
BRL	23,400,700	JPMC	08/04/20	USD	5,181,732	711,029
EUR	2,642,619	BOA	04/08/20	USD	2,936,399	21,358
EUR	11,300,422	DBAG	04/08/20	USD	12,568,329	102,970
EUR	6,270,000	GSBU	04/08/20	USD	6,968,791	52,430
EUR	9,359,372	UBSA	04/09/20	USD	10,413,237	88,732
EUR	2,518,372	BOA	04/15/20	USD	2,809,672	30,918
EUR	3,280,343	GSBU	04/15/20	USD	3,659,485	39,978
EUR	900,000	GSBU	04/15/20	USD	1,006,965	13,911
EUR	1,368,160	GSBU	04/23/20	USD	1,544,790	34,673
EUR	4,520,000	UBSA	04/24/20	USD	5,092,797	103,607
EUR	699,631	DBAG	04/27/20	USD	787,504	15,154
EUR	3,696,678	HSBC	04/27/20	USD	4,162,238	81,327
EUR	2,480,403	SCB	04/29/20	USD	2,787,018	48,576
EUR	49,348,225	DBAG	04/30/20	USD	55,413,122	928,889
EUR	6,729,500	GSBU	04/30/20	USD	7,556,354	126,468
EUR	1,620,000	HSBC	04/30/20	USD	1,822,200	33,596
EUR	419,000	HSBC	05/14/20	USD	466,950	4,087
EUR	815,500	GSBU	05/20/20	USD	912,463	11,382
EUR	2,341,000	BOA	05/21/20	USD	2,623,793	37,021
EUR	1,367,827	GSBU	05/21/20	USD	1,532,650	21,220
EUR	19,829,619	DBAG	05/26/20	USD	22,181,411	265,720
EUR	9,262,000	MSC	05/27/20	USD	10,328,982	92,225
EUR	4,949,546	BOA	05/29/20	USD	5,517,209	46,337
EUR	1,158,752	BBP	05/29/20	USD	1,296,620	15,819
EUR	9,216,000	SCB	06/05/20	USD	10,329,763	140,366
EUR	609,133	JPMC	06/15/20	USD	707,885	34,170
EUR	6,686,730	UBSA	07/23/20	USD	7,592,448	187,763
EUR	4,694,250	GSBU	10/05/20	USD	5,252,490	43,203
EUR	5,723,000	HSBC	10/13/20	USD	6,431,164	78,618
EUR	23,589,649	DBAG	10/15/20	USD	26,609,596	423,334
EUR	4,918,354	BOA	10/16/20	USD	5,566,593	106,679
EUR	3,821,000	HSBC	10/16/20	USD	4,322,602	80,871
EUR	3,566,100	DBAG	10/26/20	USD	4,059,720	99,680
INR	363,181,400	BNP	04/07/20	USD	4,964,139	165,437
INR	360,174,600	BNP	04/07/20	USD	4,999,647	240,674
INR	247,739,200	CBNA	04/16/20	USD	3,430,103	160,012
INR	806,150,600	JPMC	04/29/20	USD	11,119,319	495,274
INR	653,168,110	HSBC	04/30/20	USD	9,066,742	459,867
INR	591,141,511	HSBC	05/04/20	USD	8,188,123	402,390
INR	244,006,000	HSBC	05/05/20	USD	3,370,947	157,583
INR	101,331,000	BNP	05/13/20	USD	1,408,196	74,942
INR	122,315,735	HSBC	05/14/20	USD	1,700,601	91,422
INR	615,172,360	JPMC	05/14/20	USD	8,547,147	453,972

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	317,597,000	HSBC	05/18/20	USD	4,410,457	$234,036
INR	172,049,000	JPMC	05/18/20	USD	2,336,353	73,897
INR	958,692,000	SCB	06/03/20	USD	13,247,640	663,284
INR	383,726,000	SCB	08/27/20	USD	5,255,261	261,867
INR	460,824,000	SCB	08/28/20	USD	6,283,307	287,257
JPY	495,613,730	JPMC	06/08/20	USD	4,735,844	113,228
JPY	761,873,200	JPMC	06/22/20	USD	7,285,402	175,468
JPY	1,060,916,000	CBNA	08/31/20	USD	10,032,397	109,373
KRW	11,175,000,000	HSBC	04/20/20	USD	9,326,879	142,063
KRW	3,898,000,000	HSBC	04/28/20	USD	3,350,812	146,216
KRW	6,091,000,000	CBNA	05/15/20	USD	5,271,995	261,536
KRW	7,689,000,000	DBAG	07/06/20	USD	6,391,521	52,007
KRW	7,690,000,000	DBAG	08/07/20	USD	6,487,809	139,889
KRW	17,622,000,000	GSBU	09/09/20	USD	14,680,107	115,590
MXN	604,740,000	HSBC	04/06/20	USD	29,690,779	4,213,092
MXN	44,396,000	CBNA	04/08/20	USD	2,210,593	340,724
MXN	73,892,000	CBNA	06/17/20	USD	3,635,845	555,811
MXN	44,665,000	CBNA	06/17/20	USD	2,194,042	332,275
MXN	33,675,000	CBNA	06/17/20	USD	1,657,969	254,297
MXN	450,950,000	HSBC	10/07/20	USD	21,610,387	3,106,345
MXN	45,554,000	CBNA	10/08/20	USD	2,210,629	341,634
MXN	34,214,000	CBNA	10/09/20	USD	1,657,936	254,382
MXN	75,140,000	CBNA	10/13/20	USD	3,635,889	555,038
MXN	38,932,000	CBNA	10/13/20	USD	1,880,646	284,377
MXN	167,908,000	CBNA	10/15/20	USD	8,149,370	1,266,686
MXN	153,745,000	CBNA	10/16/20	USD	7,530,724	1,229,411

Cross Currency Contracts to Buy
BRL	29,034,000	CBNA	04/01/20	EUR	6,237,030	(1,291,165)
BRL	29,034,000	CBNA	07/02/20	EUR	5,117,476	(106,600)
CHF	6,669,263	UBSA	05/08/20	EUR	6,074,729	232,616
CHF	6,545,238	GSBU	05/12/20	EUR	5,963,770	226,332
CHF	6,669,262	UBSA	08/10/20	EUR	6,079,546	232,618
CHF	6,669,262	UBSA	08/10/20	EUR	6,233,975	61,520
CHF	6,545,238	GSBU	08/12/20	EUR	5,968,665	225,997
CHF	6,545,238	GSBU	08/12/20	EUR	6,137,982	38,392
CHF	6,669,263	UBSA	11/09/20	EUR	6,084,206	232,388
CHF	6,545,238	GSBU	11/12/20	EUR	5,973,022	226,026
EUR	5,158,849	CBNA	04/01/20	BRL	29,034,000	102,039
EUR	31,104,435	CBNA	04/02/20	JPY	3,688,674,946	(214)
JPY	3,666,547,251	CBNA	04/02/20	EUR	31,104,435	(205,577)
JPY	278,641,451	CBNA	04/30/20	EUR	2,303,393	51,580
JPY	1,713,212,470	JPMC	05/21/20	AUD	23,237,675	1,671,717
JPY	1,657,299,370	JPMC	05/21/20	AUD	23,237,675	1,150,582
JPY	1,045,670,513	HSBC	05/22/20	EUR	8,705,796	126,345
JPY	1,027,965,537	HSBC	05/22/20	EUR	8,705,796	(38,680)
JPY	1,201,354,332	CBNA	05/26/20	AUD	16,244,177	1,205,664
JPY	1,678,167,218	CBNA	06/09/20	AUD	23,630,500	1,114,958
JPY	768,286,710	JPMC	06/12/20	AUD	10,350,000	799,414
JPY	838,203,450	HSBC	06/12/20	AUD	11,415,000	796,421
JPY	760,202,325	JPMC	06/12/20	AUD	10,350,000	723,999
JPY	438,929,520	HSBC	06/12/20	AUD	5,920,000	452,439
JPY	428,864,721	JPMC	06/12/20	AUD	5,790,000	438,529
JPY	5,861,540,081	HSBC	06/15/20	AUD	86,543,000	1,442,546
JPY	380,619,200	HSBC	06/16/20	AUD	5,800,000	(17,134)
JPY	1,040,848,443	HSBC	06/25/20	EUR	8,706,022	81,945

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	137,092,631	CBNA	06/30/20	EUR	1,151,739	$5,226
JPY	271,385,265	CBNA	06/30/20	EUR	2,303,393	(15,591)
JPY	3,686,342,114	CBNA	07/02/20	EUR	31,104,435	(8,490)
JPY	1,116,368,825	JPMC	07/14/20	AUD	14,950,000	1,228,529
JPY	1,651,499,212	JPMC	08/21/20	AUD	23,237,675	1,146,217
JPY	854,214,693	JPMC	08/21/20	AUD	11,618,839	839,266
JPY	1,149,919,663	CBNA	08/24/20	AUD	16,200,923	786,331
JPY	1,028,739,481	HSBC	08/24/20	EUR	8,705,796	(29,340)
JPY	1,055,455,826	HSBC	08/25/20	EUR	8,705,796	220,523
JPY	916,542,675	JPMC	09/14/20	AUD	13,500,000	271,336
JPY	773,400,495	HSBC	09/14/20	AUD	11,415,000	214,577
JPY	1,116,551,234	BNP	09/14/20	EUR	9,413,000	8,544
JPY	279,455,700	CBNA	09/30/20	EUR	2,303,393	60,543
JPY	137,021,502	CBNA	09/30/20	EUR	1,151,654	4,982
JPY	271,477,401	CBNA	09/30/20	EUR	2,303,393	(14,150)
JPY	851,456,222	JPMC	11/24/20	AUD	11,618,836	839,140
SEK	52,791,000	DBAG	04/15/20	EUR	4,856,980	(21,084)
SEK	52,791,000	DBAG	05/13/20	EUR	4,959,276	(136,854)
SEK	52,791,000	DBAG	06/15/20	EUR	4,936,783	(115,077)
SEK	52,791,000	DBAG	06/15/20	EUR	5,030,589	(218,828)
SEK	52,791,000	DBAG	06/16/20	EUR	4,852,515	(21,949)
SEK	52,791,000	DBAG	08/13/20	EUR	5,006,150	(196,832)

Net Unrealized Appreciation						$33,587,623

Cash in the amount of $ 9,009,310 has been received at the custodian bank as collateral for forward foreign currency contracts.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$411,266,675	$—	$411,266,675
Total U.S. Treasury & Government Agencies*	—	202,165,928	—	202,165,928
Total Short-Term Investments*	—	343,873,075	—	343,873,075
Securities Lending Reinvestments
Repurchase Agreements	—	7,068,036	—	7,068,036
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	7,068,036	—	19,068,036
Total Investments	$12,000,000	$964,373,714	$—	$976,373,714

Collateral for Securities Loaned (Liability)	$—	$(19,068,036)	$—	$(19,068,036)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$46,560,140	$—	$46,560,140
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(12,972,517)	—	(12,972,517)
Total Forward Contracts	$—	$33,587,623	$—	$33,587,623

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-139

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
Boeing Co. (The)	37,161	$5,542,192
Lockheed Martin Corp.	58,112	19,697,062
Northrop Grumman Corp.	51,042	15,442,757
United Technologies Corp.	221,200	20,865,796

		61,547,807

Air Freight & Logistics—0.3%
FedEx Corp.	47,713	5,785,678

Airlines—0.1%
JetBlue Airways Corp. (a) (b)	144,112	1,289,802
Southwest Airlines Co.	31,262	1,113,240

		2,403,042

Banks—1.9%
Bank of America Corp.	1,240,451	26,334,775
JPMorgan Chase & Co.	96,975	8,730,659

		35,065,434

Beverages—1.9%
Coca-Cola Co. (The)	777,846	34,419,685

Biotechnology—1.9%
89bio, Inc. (a) (b)	46,800	1,181,700
Alnylam Pharmaceuticals, Inc. (a) (b)	7,649	832,594
Apellis Pharmaceuticals, Inc. (a)	35,136	941,293
Assembly Biosciences, Inc. (a) (b)	24,660	365,708
Atreca, Inc. - Class A (a) (b)	30,416	503,385
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	63,283	2,153,521
Black Diamond Therapeutics, Inc. (a) (b)	58,700	1,464,565
Bluebird Bio, Inc. (a) (b)	6,059	278,472
Coherus Biosciences, Inc. (a) (b)	141,237	2,290,864
Constellation Pharmaceuticals, Inc. (a) (b)	27,867	875,860
Forty Seven, Inc. (a)	32,077	3,060,787
G1 Therapeutics, Inc. (a) (b)	47,269	520,904
Global Blood Therapeutics, Inc. (a) (b)	23,333	1,192,083
GlycoMimetics, Inc. (a) (b)	91,804	209,313
ImmunoGen, Inc. (a) (b)	135,400	461,714
Incyte Corp. (a)	15,822	1,158,645
Kodiak Sciences, Inc. (a) (b)	16,900	806,130
Madrigal Pharmaceuticals, Inc. (a) (b)	11,233	749,915
Mirati Therapeutics, Inc. (a) (b)	10,203	784,305
Momenta Pharmaceuticals, Inc. (a) (b)	79,624	2,165,773
Portola Pharmaceuticals, Inc. (a) (b)	200,207	1,427,476
Radius Health, Inc. (a) (b)	138,870	1,805,310
REVOLUTION Medicines, Inc. (a)	30,900	677,019
Rigel Pharmaceuticals, Inc. (a) (b)	130,522	203,614
Seattle Genetics, Inc. (a) (b)	21,567	2,488,400
Syndax Pharmaceuticals, Inc. (a)	55,214	605,698
Turning Point Therapeutics, Inc. (a) (b)	23,052	1,029,502
Vertex Pharmaceuticals, Inc. (a)	18,814	4,476,791

		34,711,341

Building Products—0.4%
Trane Technologies plc	78,962	6,521,472

Capital Markets—4.0%
Ares Management Corp. - Class A (b)	247,784	7,663,959
Blackstone Group, Inc. (The) - Class A	270,145	12,310,508
Blucora, Inc. (a)	300,426	3,620,133
Charles Schwab Corp. (The)	73,281	2,463,707
CME Group, Inc.	146,718	25,369,010
Hamilton Lane, Inc. - Class A (b)	110,715	6,123,647
Raymond James Financial, Inc. (b)	8,570	541,624
S&P Global, Inc.	38,783	9,503,774
TD Ameritrade Holding Corp.	155,452	5,387,966

		72,984,328

Chemicals—2.1%
Cabot Corp.	172,915	4,516,540
Celanese Corp.	75,556	5,545,055
FMC Corp.	95,483	7,800,006
Ingevity Corp. (a)	70,259	2,473,117
Linde plc	62,754	10,856,442
Livent Corp. (a) (b)	110,796	581,679
PPG Industries, Inc.	88,493	7,398,015

		39,170,854

Communications Equipment—0.5%
Lumentum Holdings, Inc. (a) (b)	128,808	9,493,150

Construction & Engineering—0.1%
Dycom Industries, Inc. (a) (b)	86,817	2,226,856

Consumer Finance—0.5%
American Express Co.	73,302	6,275,384
OneMain Holdings, Inc.	149,627	2,860,868

		9,136,252

Containers & Packaging—0.7%
Ball Corp. (b)	152,623	9,868,603
International Paper Co.	91,087	2,835,538

		12,704,141

Diversified Consumer Services—0.0%
Houghton Mifflin Harcourt Co. (a)	320,582	602,694

Diversified Financial Services—0.7%
Equitable Holdings, Inc.	566,627	8,187,760
Voya Financial, Inc.	129,516	5,251,874

		13,439,634

Electric Utilities—2.8%
Avangrid, Inc. (b)	136,619	5,981,180
Duke Energy Corp.	133,388	10,788,421
Edison International	96,803	5,303,836
Exelon Corp.	547,021	20,135,843
NRG Energy, Inc. (b)	330,445	9,007,931

		51,217,211

Electrical Equipment—0.2%
Nvent Electric plc	231,053	3,897,864

BHFTI-140

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.1%
Flex, Ltd. (a) (b)	334,832	$2,804,218

Energy Equipment & Services—0.2%
Schlumberger, Ltd.	236,118	3,185,232

Entertainment—3.9%
Electronic Arts, Inc. (a)	165,047	16,532,758
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	168,935	4,600,100
Netflix, Inc. (a)	74,442	27,952,971
Spotify Technology S.A. (a)	15,930	1,934,539
Walt Disney Co. (The)	205,396	19,841,254

		70,861,622

Equity Real Estate Investment Trusts—3.8%
Alexandria Real Estate Equities, Inc. (b)	85,678	11,743,027
American Tower Corp.	108,012	23,519,613
Douglas Emmett, Inc.	193,500	5,903,685
Equinix, Inc.	34,932	21,817,479
STORE Capital Corp.	189,831	3,439,738
Vornado Realty Trust	80,348	2,909,401

		69,332,943

Food & Staples Retailing—0.3%
Performance Food Group Co. (a)	211,122	5,218,936

Food Products—1.4%
Mondelez International, Inc. - Class A	509,261	25,503,791

Gas Utilities—0.1%
UGI Corp.	54,586	1,455,809

Health Care Equipment & Supplies—3.8%
Abbott Laboratories (b)	266,509	21,030,225
Baxter International, Inc.	141,115	11,457,127
Danaher Corp.	98,439	13,624,942
Edwards Lifesciences Corp. (a)	41,295	7,789,063
Envista Holdings Corp. (a) (b)	216,697	3,237,453
IDEXX Laboratories, Inc. (a)	19,976	4,838,986
Intuitive Surgical, Inc. (a)	6,587	3,261,949
Shockwave Medical, Inc. (a) (b)	131,833	4,374,219

		69,613,964

Health Care Providers & Services—2.7%
Anthem, Inc.	57,746	13,110,652
Centene Corp. (a)	88,800	5,275,608
HCA Healthcare, Inc.	70,248	6,311,783
McKesson Corp.	35,900	4,855,834
UnitedHealth Group, Inc.	78,886	19,672,590

		49,226,467

Hotels, Restaurants & Leisure—2.9%
Hyatt Hotels Corp. - Class A (b)	83,796	4,013,828
McDonald’s Corp.	296,613	49,044,960

		53,058,788

Household Products—2.3%
Procter & Gamble Co. (The)	391,259	43,038,490

Industrial Conglomerates—0.2%
3M Co.	10,533	1,437,860
General Electric Co.	383,009	3,041,091

		4,478,951

Insurance—3.4%
American International Group, Inc.	317,710	7,704,467
Assurant, Inc.	82,070	8,542,666
Assured Guaranty, Ltd.	266,311	6,868,161
Athene Holding, Ltd. - Class A (a)	207,804	5,157,695
Hartford Financial Services Group, Inc. (The)	255,003	8,986,306
Marsh & McLennan Cos., Inc.	119,361	10,319,952
Progressive Corp. (The)	145,057	10,711,009
Trupanion, Inc. (a) (b)	132,368	3,445,539

		61,735,795

Interactive Media & Services—5.8%
Alphabet, Inc. - Class A (a)	45,579	52,960,519
Facebook, Inc. - Class A (a)	241,519	40,285,369
Match Group, Inc. (a) (b)	187,590	12,388,444

		105,634,332

Internet & Direct Marketing Retail—5.5%
Amazon.com, Inc. (a)	46,473	90,609,338
Etsy, Inc. (a) (b)	284,485	10,935,603

		101,544,941

IT Services—4.6%
FleetCor Technologies, Inc. (a)	43,165	8,051,999
Genpact, Ltd. (b)	194,031	5,665,705
Global Payments, Inc.	147,373	21,255,608
PayPal Holdings, Inc. (a)	114,127	10,926,519
Science Applications International Corp. (b)	55,818	4,165,698
VeriSign, Inc. (a)	29,423	5,298,788
Visa, Inc. - A Shares (b)	154,976	24,969,733
WEX, Inc. (a)	33,753	3,528,876

		83,862,926

Life Sciences Tools & Services—1.3%
Illumina, Inc. (a)	7,043	1,923,584
PPD, Inc. (a)	272,167	4,847,294
Thermo Fisher Scientific, Inc.	59,530	16,882,708

		23,653,586

Machinery—1.9%
Fortive Corp. (b)	185,979	10,264,181
Illinois Tool Works, Inc.	4,640	659,437
Ingersoll Rand, Inc. (a) (b)	700,963	17,383,882
Kennametal, Inc. (b)	157,943	2,940,899
Rexnord Corp.	130,103	2,949,435

		34,197,834

BHFTI-141

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—2.4%
Charter Communications, Inc. - Class A (a) (b)	83,417	$36,395,671
New York Times Co. (The) - Class A (b)	46,190	1,418,495
Omnicom Group, Inc. (b)	109,684	6,021,652

		43,835,818

Multi-Utilities—1.3%
Ameren Corp.	93,219	6,789,140
National Grid plc (ADR)	96,784	5,639,604
Sempra Energy	107,446	12,140,323

		24,569,067

Oil, Gas & Consumable Fuels—2.7%
BP plc (ADR) (b)	156,096	3,807,182
Chevron Corp. (b)	138,169	10,011,726
Concho Resources, Inc. (b)	45,790	1,962,102
Diamondback Energy, Inc. (b)	52,637	1,379,089
Exxon Mobil Corp. (b)	467,528	17,752,038
Marathon Petroleum Corp.	195,048	4,607,034
Noble Energy, Inc. (b)	230,084	1,389,707
Pioneer Natural Resources Co.	28,468	1,997,030
TC Energy Corp.	137,584	6,094,971

		49,000,879

Pharmaceuticals—5.3%
Aerie Pharmaceuticals, Inc. (a) (b)	40,981	553,243
AstraZeneca plc (ADR)	528,566	23,605,757
Bristol-Myers Squibb Co.	345,723	19,270,600
Eli Lilly & Co.	80,771	11,204,553
MyoKardia, Inc. (a) (b)	33,381	1,564,901
Novartis AG (ADR)	55,700	4,592,465
Odonate Therapeutics, Inc. (a) (b)	40,501	1,118,233
Pfizer, Inc.	910,709	29,725,542
Reata Pharmaceuticals, Inc. - Class A (a) (b)	5,799	837,028
Revance Therapeutics, Inc. (a) (b)	150,452	2,226,690
Satsuma Pharmaceuticals, Inc. (a)	18,400	395,968
Tricida, Inc. (a) (b)	47,609	1,047,398
WAVE Life Sciences, Ltd. (a) (b)	38,143	357,400

		96,499,778

Professional Services—0.8%
Equifax, Inc.	30,163	3,602,971
IHS Markit, Ltd.	47,166	2,829,960
TransUnion	41,413	2,740,712
TriNet Group, Inc. (a)	124,368	4,683,699

		13,857,342

Road & Rail—1.2%
J.B. Hunt Transport Services, Inc.	89,465	8,251,357
Knight-Swift Transportation Holdings, Inc. (b)	101,184	3,318,835
Schneider National, Inc. - Class B	15,400	297,836
Uber Technologies, Inc. (a)	384,670	10,739,987

		22,608,015

Semiconductors & Semiconductor Equipment—4.3%
Advanced Micro Devices, Inc. (a)	297,839	13,545,718
First Solar, Inc. (a) (b)	61,122	2,204,059
Intel Corp.	71,730	3,882,028
KLA Corp.	62,326	8,958,739
Lattice Semiconductor Corp. (a) (b)	408,444	7,278,472
Marvell Technology Group, Ltd. (b)	449,134	10,163,903
Micron Technology, Inc. (a)	227,738	9,578,660
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	138,423	6,615,235
Teradyne, Inc. (b)	101,619	5,504,701
Texas Instruments, Inc.	121,096	12,101,123

		79,832,638

Software—8.4%
Adobe, Inc. (a)	20,895	6,649,625
Guidewire Software, Inc. (a) (b)	34,979	2,774,184
Microsoft Corp.	631,837	99,647,013
Salesforce.com, Inc. (a)	100,648	14,491,299
ServiceNow, Inc. (a)	22,427	6,427,130
Slack Technologies, Inc. - Class A (a) (b)	104,544	2,805,961
Splunk, Inc. (a)	22,775	2,874,888
SS&C Technologies Holdings, Inc. (b)	160,478	7,032,146
SVMK, Inc. (a)	470,976	6,362,886
Workday, Inc. - Class A (a)	43,301	5,638,656

		154,703,788

Specialty Retail—1.5%
TJX Cos., Inc. (The)	580,346	27,746,342

Technology Hardware, Storage & Peripherals—4.2%
Apple, Inc.	306,385	77,910,642

Textiles, Apparel & Luxury Goods—1.2%
Under Armour, Inc. - Class A (a) (b)	483,963	4,457,299
Under Armour, Inc. - Class C (a) (b)	645,028	5,198,926
VF Corp.	220,794	11,940,539

		21,596,764

Trading Companies & Distributors—0.1%
Triton International, Ltd. (b)	85,756	2,218,508

Total Common Stocks (Cost $1,880,639,224)		1,818,115,649

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $14,737,070; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $15,033,852.	14,737,070	14,737,070

Total Short-Term Investments (Cost $14,737,070)		14,737,070

BHFTI-142

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—12.3%

Security Description	Principal Amount*	Value

Certificates of Deposit—8.1%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/25/20 (d)	1,000,000	$997,180
0.160%, SOFR + 0.150%, 08/28/20 (d)	2,000,000	1,985,898
Bank of Montreal (Chicago) 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	5,000,000	4,976,995
0.907%, 1M LIBOR + 0.110%, 11/13/20 (d)	4,000,000	3,989,400
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,988,510
1.225%, 1M LIBOR + 0.220%, 01/08/21 (d)	5,000,000	4,988,500
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (d)	2,000,000	1,986,540
0.921%, 1M LIBOR + 0.110%, 02/12/21 (d)	2,000,000	1,969,892
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (d)	2,000,255	1,997,859
0.350%, FEDEFF PRV + 0.260%, 06/10/20 (d)	999,591	997,720
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	995,158
Chiba Bank, Ltd. 1.720%, 04/13/20	5,000,000	5,001,600
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	5,000,000	4,995,950
Cooperative Rabobank UA 1.745%, 3M LIBOR + 0.050%, 02/22/21 (d)	2,000,000	2,000,000
Credit Agricole S.A. 0.510%, FEDEFF PRV + 0.420%, 07/20/20 (d)	1,000,000	996,744
1.500%, 06/12/20	3,000,000	3,003,000
Credit Industriel et Commercial
Zero Coupon, 05/07/20	3,961,745	3,996,120
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (d)	2,000,000	1,993,900
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (d)	5,000,000	4,972,850
0.490%, SOFR + 0.480%, 10/06/20 (d)	5,000,000	4,977,200
DZ Bank AG
Zero Coupon, 06/05/20	994,363	998,010
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	2,500,000	2,482,600
0.220%, SOFR + 0.210%, 02/22/21 (d)	2,500,000	2,482,825
KBC Bank NV 1.800%, 04/14/20	5,009,114	5,001,700
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 06/09/20	1,994,749	1,995,760
Mizuho Bank, Ltd. 1.560%, 07/27/20	3,000,000	3,002,940
MUFG Bank, Ltd. 1.790%, 07/17/20	3,000,000	3,006,180
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,008,040
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
NatWest Bank plc 1.860%, 04/14/20	3,000,000	3,000,810
Norinchukin Bank 1.850%, 04/07/20	2,000,051	2,000,600

Certificates of Deposit—(Continued)
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (d)	2,500,000	2,500,000
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (d)	4,000,000	3,987,720
0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	1,977,460
0.300%, SOFR + 0.290%, 07/16/20 (d)	2,000,000	1,993,660
Societe Generale 0.440%, FEDEFF PRV + 0.350%, 06/19/20 (d)	2,000,000	1,993,672
1.030%, 1M LIBOR + 0.280%, 06/19/20 (d)	2,000,000	1,993,004
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (d)	2,000,000	1,989,660
0.250%, FEDEFF PRV + 0.160%, 08/07/20 (d)	6,000,000	5,973,240
Sumitomo Mitsui Banking Corp. 1.930%, 04/21/20	1,007,822	1,000,630
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	995,190
1.457%, 1M LIBOR + 0.080%, 06/05/20 (d)	1,000,000	999,910
1.940%, 04/17/20	3,000,000	3,001,740
1.970%, 04/17/20	2,000,000	2,001,180
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (d)	6,000,000	5,998,440
1.557%, 1M LIBOR + 0.180%, 06/05/20 (d)	3,000,000	3,000,510
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,000,000	1,992,160
1.777%, 3M LIBOR + 0.070%, 02/16/21 (d)	3,000,000	3,000,000
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (d)	4,000,000	3,979,400
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (d)	10,000,000	10,000,000

		148,167,827

Commercial Paper—1.1%
China Construction Bank Corp. 1.900%, 05/04/20	1,990,606	1,997,140
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (d)	7,000,000	6,990,529
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (d)	2,000,000	1,996,400
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	5,000,000	5,000,300
Versailles LLC 1.500%, 05/22/20	996,500	997,760
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (d)	2,999,908	3,000,420

		19,982,549

Master Demand Notes—0.5%
Natixis Financial Products LLC 0.330%, OBFR + 0.250%, 04/01/20 (d)	10,000,000	10,000,000

BHFTI-143

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $19,514,241; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $19,904,528.	19,514,241	$19,514,241
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,000,836; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $408,000.	400,000	400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,000,011; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $500,008; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $555,518.	500,000	500,000

		23,414,241

Time Deposit—0.1%
ABN AMRO Bank NV 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—1.2%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	5,000,000	5,000,000

		22,000,000

Total Securities Lending Reinvestments (Cost $225,887,688)		225,564,617

Total Investments—112.2% (Cost $2,121,263,982)		2,058,417,336
Other assets and liabilities (net)—(12.2)%		(223,624,046)

Net Assets—100.0%		$1,834,793,290

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $220,737,304 and the collateral received consisted of cash in the amount of $225,928,682 and non-cash collateral with a value of $291,295. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-144

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,818,115,649	$—	$—	$1,818,115,649
Total Short-Term Investment*	—	14,737,070	—	14,737,070
Securities Lending Reinvestments
Certificates of Deposit	—	148,167,827	—	148,167,827
Commercial Paper	—	19,982,549	—	19,982,549
Master Demand Notes	—	10,000,000	—	10,000,000
Repurchase Agreements	—	23,414,241	—	23,414,241
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	22,000,000	—	—	22,000,000
Total Securities Lending Reinvestments	22,000,000	203,564,617	—	225,564,617
Total Investments	$1,840,115,649	$218,301,687	$—	$2,058,417,336

Collateral for Securities Loaned (Liability)	$—	$(225,928,682)	$—	$(225,928,682)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-145

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Australia—2.8%
Dexus (REIT)	1,686,016	$9,624,050
GPT Group (The) (REIT)	2,393,942	5,455,741
Lifestyle Communities, Ltd.	641,954	2,385,598
Mirvac Group (REIT)	5,869,898	7,768,883

		25,234,272

Belgium—0.9%
Shurgard Self Storage S.A.	146,239	4,346,621
Warehouses De Pauw CVA (REIT)	144,602	4,157,657

		8,504,278

Canada—1.8%
Canadian Apartment Properties (REIT)	446,908	13,525,056
Granite Real Estate Investment Trust (REIT)	71,134	2,938,265

		16,463,321

Finland—0.5%
Kojamo Oyj	244,368	4,644,001

France—0.4%
ICADE (REIT)	46,639	3,696,720

Germany—7.9%
Alstria Office REIT-AG (REIT)	475,684	6,850,644
Deutsche Euroshop AG	154,742	1,788,966
Deutsche Wohnen SE	281,749	10,765,018
Grand City Properties S.A.	336,648	7,101,019
LEG Immobilien AG	145,993	16,495,423
TAG Immobilien AG	382,647	7,593,261
Vonovia SE	445,975	21,982,654

		72,576,985

Hong Kong—7.0%
Hang Lung Properties, Ltd.	5,686,115	11,500,363
Link REIT (The) (REIT)	2,354,060	19,885,517
New World Development Co., Ltd.	6,946,000	7,440,294
Sino Land Co., Ltd.	11,738,000	14,849,916
Swire Properties, Ltd.	3,792,200	10,639,571

		64,315,661

Ireland—0.3%
Hibernia REIT plc (REIT)	2,396,683	2,805,083

Japan—12.8%
AEON REIT Investment Corp. (REIT)	4,454	4,265,836
GLP J-REIT (REIT)	13,375	15,043,924
Kenedix Retail REIT Corp. (REIT)	2,177	3,071,986
LaSalle Logiport (REIT)	9,771	13,173,151
Mitsubishi Estate Co., Ltd.	1,432,500	21,117,721
Mitsui Fudosan Co., Ltd.	880,474	15,228,722
Nippon Prologis REIT, Inc. (REIT)	4,711	11,868,416
Nomura Real Estate Holdings, Inc.	342,300	5,552,219
Orix JREIT, Inc. (REIT)	11,660	15,311,218
Sankei Real Estate, Inc. (REIT)	5,905	5,422,560
Tokyo Tatemono Co., Ltd.	630,200	6,670,236

		116,725,989

Norway—0.5%
Entra ASA	410,989	4,894,486

Singapore—2.7%
CapitaLand, Ltd.	5,172,700	10,325,904
Mapletree Industrial Trust (REIT)	3,681,600	6,226,625
Mapletree Logistics Trust (REIT)	7,561,194	8,413,781

		24,966,310

Sweden—2.0%
Castellum AB	421,331	7,131,438
Fabege AB	545,220	6,986,963
Kungsleden AB	484,812	3,661,610

		17,780,011

Switzerland—0.8%
PSP Swiss Property AG	55,205	6,904,290

United Kingdom—4.7%
Big Yellow Group plc (REIT)	436,393	5,431,491
Derwent London plc (REIT)	350,159	14,183,981
Grainger plc	1,086,207	3,488,973
Land Securities Group plc (REIT)	432,363	2,978,871
Safestore Holdings plc (REIT)	393,173	3,121,350
Segro plc (REIT)	743,994	7,035,839
Tritax EuroBox plc (REIT)	2,544,013	2,953,596
UNITE Group plc (The) (REIT)	355,832	3,533,882

		42,727,983

United States—53.4%
Alexandria Real Estate Equities, Inc. (REIT) (a)	172,899	23,697,537
American Campus Communities, Inc. (REIT)	116,944	3,245,196
American Tower Corp. (REIT)	47,336	10,307,414
AvalonBay Communities, Inc. (REIT)	170,035	25,024,051
Brandywine Realty Trust (REIT)	537,895	5,658,655
Brixmor Property Group, Inc. (REIT)	802,578	7,624,491
Camden Property Trust (REIT)	193,078	15,299,501
Columbia Property Trust, Inc. (REIT)	324,524	4,056,550
Cousins Properties, Inc. (REIT)	433,927	12,701,043
Crown Castle International Corp. (REIT)	161,807	23,364,931
CubeSmart (REIT)	563,930	15,107,685
CyrusOne, Inc. (REIT)	251,893	15,554,393
Duke Realty Corp. (REIT)	438,246	14,190,405
Equinix, Inc. (REIT)	14,977	9,354,185
Equity Residential (REIT)	678,239	41,854,129
Healthcare Trust of America, Inc. (REIT) - Class A	686,141	16,659,503
Healthpeak Properties, Inc. (REIT) (a)	762,743	18,191,421
Hudson Pacific Properties, Inc. (REIT)	522,313	13,245,858
Invitation Homes, Inc. (REIT)	1,041,069	22,247,645
Life Storage, Inc. (REIT)	181,150	17,127,732
Medical Properties Trust, Inc. (REIT)	625,927	10,822,278
MGM Growth Properties LLC (REIT) - Class A (a)	208,834	4,943,101
Piedmont Office Realty Trust, Inc. (REIT) - Class A (a)	414,474	7,319,611
ProLogis, Inc. (REIT)	771,333	61,992,033
QTS Realty Trust, Inc. (REIT) - Class A (a)	195,255	11,326,743
Retail Properties of America, Inc. (REIT) - Class A (a)	741,903	3,835,638

BHFTI-146

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Simon Property Group, Inc. (REIT)	137,492	$7,542,811
SITE Centers Corp. (REIT)	643,997	3,355,224
Spirit Realty Capital, Inc. (REIT)	230,027	6,015,206
STORE Capital Corp. (REIT)	625,777	11,339,079
Sunstone Hotel Investors, Inc. (REIT)	312,101	2,718,400
VEREIT, Inc. (REIT)	3,549,825	17,358,644
VICI Properties, Inc. (REIT) (a)	314,530	5,233,779
Vornado Realty Trust (REIT)	167,566	6,067,565
Welltower, Inc. (REIT) (a)	291,768	13,357,139

		487,739,576

Total Common Stocks (Cost $1,064,948,572)		899,978,966

Short-Term Investment—1.4%

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $12,399,810; collateralized by U.S. Treasury Note at 1.750%, maturing 07/15/22, with a market value of $12,650,845.	12,399,810	12,399,810

Total Short-Term Investments (Cost $12,399,810)		12,399,810

Securities Lending Reinvestments (b)—5.2%

Certificates of Deposit—4.1%
Banco del Estado de Chile 1.316%, 1M LIBOR + 0.300%, 07/06/20 (c)	1,000,000	995,927
Bank of Montreal 0.990%, 06/08/20	2,000,000	1,999,080
Barclays Bank plc 1.730%, 05/08/20	1,000,000	1,000,600
Canadian Imperial Bank of Commerce 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (c)	1,000,000	995,158
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (c)	2,000,000	1,998,380
Credit Agricole S.A. 1.790%, 05/04/20	3,000,000	3,002,220
DG Bank 0.950%, 06/10/20	1,000,000	999,380
DZ Bank AG Zero Coupon, 07/15/20	1,981,964	1,993,780
Goldman Sachs Bank USA
0.210%, SOFR + 0.200%, 02/22/21 (c)	500,000	496,520
0.220%, SOFR + 0.210%, 02/22/21 (c)	500,000	496,565
KBC Bank NV 1.800%, 04/14/20	1,000,000	1,000,340
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 06/09/20	997,375	997,880
1.580%, 06/26/20	1,000,000	1,000,890

Certificates of Deposit—(Continued)
MUFG Bank, Ltd. 1.790%, 07/17/20	1,000,000	1,002,060
National Australia Bank, Ltd.
1.790%, 07/14/20	2,000,000	2,005,360
Natixis S.A. (New York) 0.410%, FEDEFF PRV + 0.320%, 04/09/20 (c)	1,000,050	999,840
NatWest Bank plc 1.860%, 04/14/20	1,000,000	1,000,270
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300
Rabobank International London 1.115%, 1M LIBOR + 0.190%, 04/24/20 (c)	3,000,000	2,996,730
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (c)	2,005,230	1,994,520
Societe Generale
0.440%, FEDEFF PRV + 0.350%, 06/19/20 (c)	1,500,000	1,495,254
1.030%, 1M LIBOR + 0.280%, 06/19/20 (c)	2,000,000	1,993,004
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (c)	2,000,272	1,999,280
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (c)	3,000,000	3,000,000

		37,463,488

Commercial Paper—0.3%
Santander UK plc 1.825%, 04/07/20	995,387	999,880
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (c)	2,000,000	2,000,120

		3,000,000

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,907,831; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,965,988.	2,907,831	2,907,831
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $2,085,566.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $600,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $612,000.	600,000	600,000

		5,707,831

BHFTI-147

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (b)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.2%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (d)	1,000,000	$1,000,000
U.S. Government Money Market Fund, Institutional Share 0.820% (d)	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $48,192,988)		48,171,319

Total Investments—105.1% (Cost $1,125,541,370)		960,550,095
Other assets and liabilities (net)—(5.1)%		(46,901,139)

Net Assets—100.0%		$913,648,956

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $45,866,264 and the collateral received consisted of cash in the amount of $48,188,321. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Industrial REIT’s	15.9
Office REIT’s	13.9
Residential REIT’s	13.7
Real Estate Operating Companies	13.0
Specialized REIT’s	12.7
Diversified Real Estate Activities	8.5
Health Care REITs	6.5
Retail REIT’s	6.1
Diversified REIT’s	5.6
Real Estate Development	1.9

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-148

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$25,234,272	$—	$25,234,272
Belgium	—	8,504,278	—	8,504,278
Canada	16,463,321	—	—	16,463,321
Finland	—	4,644,001	—	4,644,001
France	—	3,696,720	—	3,696,720
Germany	—	72,576,985	—	72,576,985
Hong Kong	—	64,315,661	—	64,315,661
Ireland	—	2,805,083	—	2,805,083
Japan	—	116,725,989	—	116,725,989
Norway	—	4,894,486	—	4,894,486
Singapore	—	24,966,310	—	24,966,310
Sweden	—	17,780,011	—	17,780,011
Switzerland	—	6,904,290	—	6,904,290
United Kingdom	—	42,727,983	—	42,727,983
United States	487,739,576	—	—	487,739,576
Total Common Stocks	504,202,897	395,776,069	—	899,978,966
Total Short-Term Investment*	—	12,399,810	—	12,399,810
Securities Lending Reinvestments
Certificates of Deposit	—	37,463,488	—	37,463,488
Commercial Paper	—	3,000,000	—	3,000,000
Repurchase Agreements	—	5,707,831	—	5,707,831
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	46,171,319	—	48,171,319
Total Investments	$506,202,897	$454,347,198	$—	$960,550,095

Collateral for Securities Loaned (Liability)	$—	$(48,188,321)	$—	$(48,188,321)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-149

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Australia—3.4%
AMP, Ltd. (a)	25,175,922	$20,531,944
Brambles, Ltd.	3,127,400	20,639,255
Orica, Ltd.	2,683,267	25,172,862

		66,344,061

Canada—1.7%
Cenovus Energy, Inc.	7,137,465	14,403,752
Open Text Corp.	555,700	19,431,534

		33,835,286

China—1.9%
Alibaba Group Holding, Ltd. (ADR) (a)	15,100	2,936,648
Baidu, Inc. (ADR) (a)	197,375	19,893,426
Trip.com Group, Ltd. (ADR) (a)	565,100	13,251,595

		36,081,669

Finland—1.1%
UPM-Kymmene Oyj	799,700	22,041,685

France—10.7%
Accor S.A.	1,452,926	39,743,419
BNP Paribas S.A.	2,238,862	67,490,980
Bureau Veritas S.A.	946,695	17,994,406
EssilorLuxottica S.A.	133,700	14,424,880
Publicis Groupe S.A.	1,390,382	39,890,092
Valeo S.A.	1,701,800	28,459,448

		208,003,225

Germany—17.9%
Allianz SE	323,500	55,765,403
Bayer AG	904,460	53,091,996
Bayerische Motoren Werke AG	1,404,707	73,747,174
Continental AG	873,041	63,845,358
Daimler AG	2,413,593	74,042,917
Henkel AG & Co. KGaA	101,809	7,671,995
ThyssenKrupp AG (a)	4,132,100	22,016,768

		350,181,611

Indonesia—0.6%
Bank Mandiri Persero Tbk PT	41,572,400	11,889,274

Ireland—2.5%
Ryanair Holdings plc (ADR) (a)	902,419	47,909,425

Italy—3.3%
Intesa Sanpaolo S.p.A.	39,360,200	64,245,829

Japan—3.8%
Komatsu, Ltd.	2,418,300	39,790,946
Toyota Motor Corp.	564,200	33,965,838

		73,756,784

Mexico—0.8%
Grupo Televisa S.A.B. (ADR)	2,509,608	14,555,726

Netherlands—2.2%
EXOR NV	838,452	43,188,414

South Africa—2.1%
Naspers, Ltd. - N Shares	292,456	41,549,509

South Korea—2.8%
NAVER Corp.	323,700	44,529,258
Samsung Electronics Co., Ltd.	282,950	10,996,600

		55,525,858

Sweden—5.8%
Hennes & Mauritz AB - B Shares	2,998,300	38,579,005
SKF AB - B Shares (b)	2,583,390	35,541,984
Volvo AB - B Shares	3,326,291	39,997,696

		114,118,685

Switzerland—12.6%
Cie Financiere Richemont S.A.	558,747	30,621,913
Credit Suisse Group AG (a)	7,933,654	65,511,260
Ferguson plc	274,132	17,141,692
Glencore plc (a)	47,021,220	71,766,630
Kuehne & Nagel International AG	73,783	10,141,402
LafargeHolcim, Ltd. (a)	686,348	25,090,663
Nestle S.A.	13,900	1,432,648
Swatch Group AG (The) - Bearer Shares	124,910	24,964,999

		246,671,207

Taiwan—0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	571,000	5,096,753

United Kingdom—22.0%
Ashtead Group plc	2,035,041	45,199,546
Bunzl plc	1,292,800	26,066,609
CNH Industrial NV	9,386,900	53,708,196
G4S plc	11,016,100	12,573,565
Liberty Global plc - Class A (a) (b)	1,263,600	20,862,036
Liberty Global plc - Class C (a)	946,400	14,867,944
Lloyds Banking Group plc	150,428,700	59,320,539
Prudential plc	2,282,700	29,138,741
Reckitt Benckiser Group plc	173,600	13,323,394
Rolls-Royce Holdings plc (a)	8,067,400	33,950,843
Royal Bank of Scotland Group plc	18,947,801	26,429,505
Schroders plc	1,314,784	40,383,860
Schroders plc (non-voting shares)	10,427	273,911
Smiths Group plc	1,270,607	19,235,956
WPP plc	4,953,055	33,748,642

		429,083,287

Total Common Stocks (Cost $3,050,523,978)		1,864,078,288

Preferred Stock—0.5%

Germany—0.5%
Henkel AG & Co. KGaA (Cost $12,740,122)	123,800	10,095,787

BHFTI-150

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Short-Term Investment—3.7%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $72,760,847; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $74,218,608.	72,760,847	$72,760,847

Total Short-Term Investments (Cost $72,760,847)		72,760,847

Securities Lending Reinvestments (c)—1.5%

Certificate of Deposit—0.2%
Societe Generale 0.440%, FEDEFF PRV + 0.350%, 06/19/20 (d)	4,000,000	3,987,344

Repurchase Agreements—0.8%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $1,475,822; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,505,339.	1,475,822	1,475,822
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $5,000,006; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $5,100,006.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $500,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,200,013; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $6,000,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $6,583,753.	6,000,000	6,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $2,000,032; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $2,222,072.	2,000,000	2,000,000

		16,175,822

Security Description	Shares	Value

Mutual Funds—0.5%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	1,000,000	$1,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 0.290% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	1,000,000	1,000,000
U.S. Government Money Market Fund, Institutional Shares 0.820% (e)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	1,000,000	1,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $29,175,822)		29,163,166

Total Investments—101.2% (Cost $3,165,200,769)		1,976,098,088
Other assets and liabilities (net)—(1.2)%		(23,358,841)

Net Assets—100.0%		$1,952,739,247

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $28,981,715 and the collateral received consisted of cash in the amount of $29,175,822. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Banks	11.7
Automobiles	9.3
Machinery	8.7
Media	6.3
Capital Markets	5.4
Metals & Mining	4.8
Auto Components	4.7
Trading Companies & Distributors	4.5
Insurance	4.4
Textiles, Apparel & Luxury Goods	3.6

BHFTI-151

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	6,681,000	SSBT	06/17/20	USD	6,867,275	$99,212

Contracts to Deliver
CHF	22,332,000	SSBT	06/17/20	USD	22,975,309	(310,963)

Net Unrealized Depreciation						$(211,751)

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$66,344,061	$—	$66,344,061
Canada	33,835,286	—	—	33,835,286
China	36,081,669	—	—	36,081,669
Finland	—	22,041,685	—	22,041,685
France	—	208,003,225	—	208,003,225
Germany	—	350,181,611	—	350,181,611
Indonesia	—	11,889,274	—	11,889,274
Ireland	47,909,425	—	—	47,909,425
Italy	—	64,245,829	—	64,245,829
Japan	—	73,756,784	—	73,756,784
Mexico	14,555,726	—	—	14,555,726
Netherlands	—	43,188,414	—	43,188,414

BHFTI-152

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
South Africa	$—	$41,549,509	$—	$41,549,509
South Korea	—	55,525,858	—	55,525,858
Sweden	—	114,118,685	—	114,118,685
Switzerland	—	246,671,207	—	246,671,207
Taiwan	—	5,096,753	—	5,096,753
United Kingdom	35,729,980	393,353,307	—	429,083,287
Total Common Stocks	168,112,086	1,695,966,202	—	1,864,078,288
Total Preferred Stock*	—	10,095,787	—	10,095,787
Total Short-Term Investment*	—	72,760,847	—	72,760,847
Securities Lending Reinvestments
Certificate of Deposit	—	3,987,344	—	3,987,344
Repurchase Agreements	—	16,175,822	—	16,175,822
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	20,163,166	—	29,163,166
Total Investments	$177,112,086	$1,798,986,002	$—	$1,976,098,088

Collateral for Securities Loaned (Liability)	$—	$(29,175,822)	$—	$(29,175,822)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$99,212	$—	$99,212
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(310,963)	—	(310,963)
Total Forward Contracts	$—	$(211,751)	$—	$(211,751)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-153

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—5.6% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—5.6%
U.S. Treasury Floating Rate Notes
0.118%, 3M USTBMM + 0.033%, 04/30/20 (a)	29,992,000	$29,991,826
0.128%, 3M USTBMM + 0.043%, 07/31/20 (a)	28,160,000	28,159,334
0.239%, 3M USTBMM + 0.154%, 01/31/22 (a)	11,000,000	10,998,774

Total U.S. Treasury & Government Agencies (Cost $69,152,000)		69,149,934

Commodity-Linked Securities—2.2%
Canadian Imperial Bank of Commerce Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 09/22/20 (144A) (a)	6,550,000	6,095,836
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2),04/21/21 (144A) (a)	12,000,000	12,691,856
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 09/30/20 (144A) (a)	8,700,000	8,357,020

Total Commodity-Linked Securities (Cost $27,250,000)		27,144,712

Municipals—1.6%
Maumelle Arkansas Industrial Development, Revenue Bond 4.250%, 08/01/45 (144A) (a) (Cost $20,000,000)	20,000,000	20,000,000

Short-Term Investments—84.0%

Certificate of Deposit—8.7%
Bank of Montreal 1.165%, 1M LIBOR + 0.180%, 05/01/20 (a)	30,000,000	30,010,209
Canadian Imperial Bank of Commerce 1.175%, 1M LIBOR + 0.170%, 05/07/20 (a)	25,000,000	25,009,220
Mizuho Securities USA LLC 1.770%, 08/10/20	20,000,000	20,108,104
Toronto-Dominion Bank
0.370%, FEDL01 + 0.280%, 07/07/20 (a)	20,000,000	19,937,847
0.430%, SOFR + 0.420%, 09/30/20 (a)	13,000,000	12,968,324

		108,033,704

Commercial Paper—51.1%
American Honda Finance 1.670%, 05/21/20 (b)	30,500,000	30,445,990
Anglesea Funding plc 0.987%, 1M LIBOR + 0.190%, 06/10/20 (144A) (a)	21,000,000	20,989,398
Apple, Inc. 1.570%, 06/01/20 (b)	35,000,000	34,925,858
Bank of Nova Scotia (The) 1.864%, 3M LIBOR + 0.130%, 11/09/20 (144A) (a)	31,000,000	30,874,772

Commercial Paper—(Continued)
Banque et Caisse d’Epargne de L’Etat 1.440%, 09/28/20 (b)	14,000,000	13,899,274
Barton Capital Corp. 1.800%, 04/09/20 (144A) (b)	40,000,000	39,991,050
Chevron Corp. 1.400%, 04/29/20 (b)	30,000,000	29,957,056
Coca-Cola Co.
0.831%, 06/09/20 (b)	30,000,000	29,909,583
Collateralized Commercial Paper Flex Co. LLC 1.844%, 3M LIBOR + 0.050%, 10/23/20 (144A) (a)	30,000,000	29,781,090
Commonwealth Bank of Australia 1.854%, 3M LIBOR + 0.120%, 11/09/20 (144A) (a)	20,000,000	19,918,003
Cooperative Rabobank UA Zero Coupon, 04/01/20	35,000,000	35,000,060
Crown Point Capital LLC 1.716%, 1M LIBOR + 0.360%, 09/04/20 (144A) (a)	30,000,000	29,937,814
DBS Bank, Ltd. 1.980%, 04/08/20 (b)	23,000,000	22,996,550
Dexia Credit Local S.A. 1.590%, 08/20/20 (b)	20,000,000	19,839,303
Exxon Mobil Corp. 1.580%, 04/21/20 (b)	41,000,000	40,962,929
Glencove Funding LLC 1.817%, 3M LIBOR + 0.110%, 08/11/20 (144A) (a)	10,000,000	10,003,605
Kells Funding LLC 1.700%, 05/05/20 (144A) (b)	22,000,000	21,968,558
L’Oreal U.S.A., Inc.
2.150%, 05/27/20 (b)	20,000,000	19,961,050
2.450%, 06/18/20 (b)	10,000,000	9,973,008
Merck & Co., Inc. 1.100%, 05/12/20 (b)	25,000,000	24,968,675
Mont Blanc Capital Corp. 1.940%, 04/14/20 (144A) (b)	20,000,000	19,988,380
National Australia Bank, Ltd. 1.010%, 1M LIBOR + 0.260%, 06/19/20 (144A) (a)	15,000,000	14,997,406
Natixis (NY) 1.700%, 06/12/20 (b)	10,928,000	10,900,855
Old Line Funding LLC 1.840%, 07/15/20 (144A) (b)	35,000,000	34,842,840
Toyota Motor Corp. 2.000%, 3M LIBOR + 0.100%, 10/02/20 (a)	10,000,000	9,951,154
Wal-Mart Stores, Inc. 1.050%, 05/26/20 (144A) (b)	25,000,000	24,956,444

		631,940,705

Mutual Funds—15.9%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 1.020% (c) (d)	102,511,141	102,511,141
STIT-Government & Agency Portfolio, Institutional Class 0.430% (c) (d)	56,838,239	56,838,239
STIT-Treasury Portfolio, Institutional Class 0.300% (c) (d)	37,122,350	37,122,350

		196,471,730

BHFTI-154

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—8.3%
U.S. Treasury Bills
0.071%, 05/07/20 (b)	26,100,000	$26,098,134
0.098%, 07/09/20 (b)	24,800,000	24,793,334
0.119%, 08/27/20 (b)	51,150,000	51,124,976

		102,016,444

Total Short-Term Investments (Cost $1,038,683,243)		1,038,462,583

Total Investments—93.4% (Cost $1,155,085,243)		1,154,757,229
Other assets and liabilities (net)—6.6%		81,487,606

Net Assets—100.0%		$1,236,244,835

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(d)	Affiliated Issuer.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $345,394,072, which is 27.9% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/20	4,210	AUD	634,071,342	$(1,741,344)
Brent Crude Oil Futures	04/30/20	586	USD	15,441,100	(14,830,457)
Canada Government Bond 10 Year Futures	06/19/20	3,443	CAD	506,603,020	16,125,074
Euro STOXX 50 Index Futures	06/19/20	2,135	EUR	58,648,450	7,405,641
FTSE 100 Index Futures	06/19/20	887	GBP	49,986,885	6,400,272
Hang Seng Index Futures	04/28/20	486	HKD	576,396,000	1,080,350
New York Harbor ULSD Futures	04/30/20	155	USD	6,519,765	(3,306,560)
RBOB Gasoline Futures	04/30/20	522	USD	12,994,355	(914,385)
Russell 2000 Index E-Mini Futures	06/19/20	1,105	USD	63,404,900	(2,505,563)
S&P 500 Index E-Mini Futures	06/19/20	461	USD	59,231,585	(64,676)
Silver Futures	05/27/20	386	USD	27,321,080	(8,191,642)
TOPIX Index Futures	06/11/20	756	JPY	10,606,680,000	2,457,246
U.S. Treasury Long Bond Futures	06/19/20	881	USD	157,754,063	11,003,328
United Kingdom Long Gilt Bond Futures	06/26/20	840	GBP	114,399,600	2,037,011
WTI Light Sweet Crude Oil Futures	09/22/20	358	USD	11,484,640	(5,414,491)

Net Unrealized Appreciation					$9,539,804

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.330%	Monthly	02/05/21	BBP	Barclays Commodity Strategy Copper Excess Return Index	USD 9,516,064	$(605,526)	$—	$(605,526)
Pay	0.450%	Monthly	02/19/21	BBP	Barclays Commodity Strategy 1742 Excess Return Index (a)	USD 32,691,279	797,883	—	797,883
Pay	0.470%	Monthly	02/16/21	CG	Cargill 11 Commodity Index 5 (b)	USD 33,211,672	—	—	—
Pay	0.000%	Monthly	04/28/20	GSI	Hang Seng Index	HKD 1,174,545	1,478	—	1,478
Pay	0.300%	Monthly	04/13/20	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD 26,533,065	(2,775,396)	—	(2,775,396)
Pay	0.120%	Monthly	12/10/20	CG	Cargill Gold Excess Return Index	USD 43,403,362	—	—	—

BHFTI-155

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

OTC Total Return Swaps—(Continued)

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.400%	Monthly	10/29/20	GSI	Goldman Sachs Commodity i-Select Strategy 1121 (c)	USD 34,199,981	$(920,605)	$—	$(920,605)
Pay	0.250%	Monthly	04/27/20	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD 6,862,564	118,420	—	118,420
Pay	0.250%	Monthly	11/12/20	MLI	MLCX Natural Gas Annual Excess Return Index	USD 671,951	—	—	—
Pay	0.140%	Monthly	06/19/20	MLI	Merrill Lynch Gold Excess Return Index	USD 24,266,627	—	—	—
Pay	0.380%	Monthly	10/15/20	MSC	S&P GSCI Alminum Dynamic Roll Index	USD 16,915,319	(1,121,314)	—	(1,121,314)
Pay	0.090%	Monthly	10/15/20	JPMC	S&P GSCI Gold Index Excess Return	USD 19,155,296	291,103	—	291,103

Totals							$(4,213,957)	$—	$(4,213,957)

Cash in the amount of $250,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation)

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Barclays Bank plc, as of March 31, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,061,317	21.6%
Soymeal	6,832,478	20.9%
Soybean	6,669,021	20.4%
Sugar	4,021,027	12.3%
Wheat	2,026,859	6.2%
Corn No. 2 Yellow	1,863,403	5.7%
Coffee “C”	1,798,020	5.5%
Soybean Oil	1,798,020	5.5%
Live Cattle	359,604	1.1%
Lean Hogs	261,530	0.8%

	$32,691,279	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of March 31, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,193,649	21.6%
Soymeal	6,934,597	20.9%
Soybean	6,761,896	20.4%
Sugar No. 11	4,088,357	12.3%
Wheat	2,072,408	6.2%
Corn	1,899,708	5.7%
Coffee “C”	1,813,357	5.5%
Soybean Oil	1,813,357	5.5%
Live Cattle	375,292	1.1%
Lean Hogs	259,051	0.8%

	$33,211,672	100.0%

BHFTI-156

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

OTC Total Return Swaps—(Continued)

(c)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of March 31, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,387,195	21.6%
Sugar No. 11	7,147,796	20.9%
Soymeal	6,976,796	20.4%
Soybean	4,206,598	12.3%
Wheat	2,120,399	6.2%
Corn No. 2 Yellow	1,949,399	5.7%
Coffee “C”	1,880,999	5.5%
Soybean Oil	1,880,999	5.5%
Live Cattle	376,200	1.1%
Lean Hogs	273,600	0.8%

	$34,199,981	100.0%

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSC)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanely Capital Services, LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

BHFTI-157

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$69,149,934	$—	$69,149,934
Total Commodity-Linked Securities*	—	27,144,712	—	27,144,712
Total Municipals*	—	20,000,000	—	20,000,000
Short-Term Investments
Certificate of Deposit	—	108,033,704	—	108,033,704
Commercial Paper	—	631,940,705	—	631,940,705
Mutual Funds	196,471,730	—	—	196,471,730
U.S. Treasury	—	102,016,444	—	102,016,444
Total Short-Term Investments	196,471,730	841,990,853	—	1,038,462,583
Total Investments	$196,471,730	$958,285,499	$—	$1,154,757,229

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$46,508,922	$—	$—	$46,508,922
Futures Contracts (Unrealized Depreciation)	(36,969,118)	—	—	(36,969,118)
Total Futures Contracts	$9,539,804	$—	$—	$9,539,804
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,208,884	$—	$1,208,884
OTC Swap Contracts at Value (Liabilities)	—	(5,422,841)	—	(5,422,841)
Total OTC Swap Contracts	$—	$(4,213,957)	$—	$(4,213,957)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-158

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Textron, Inc.	728,785	$19,436,696

Air Freight & Logistics—1.3%
FedEx Corp.	178,268	21,616,778

Automobiles—1.9%
General Motors Co.	1,500,668	31,183,881

Banks—16.0%
Bank of America Corp.	3,471,528	73,700,540
Citigroup, Inc.	1,680,551	70,784,808
Citizens Financial Group, Inc.	928,337	17,462,019
Fifth Third Bancorp	1,201,161	17,837,241
JPMorgan Chase & Co.	514,802	46,347,624
PNC Financial Services Group, Inc. (The)	133,956	12,822,268
Wells Fargo & Co.	840,356	24,118,217

		263,072,717

Biotechnology—0.7%
Gilead Sciences, Inc.	153,419	11,469,604

Building Products—2.0%
Johnson Controls International plc	752,060	20,275,538
Trane Technologies plc	144,455	11,930,538

		32,206,076

Capital Markets—6.9%
Bank of New York Mellon Corp. (The)	727,199	24,492,062
Goldman Sachs Group, Inc. (The)	154,869	23,941,199
Morgan Stanley	1,127,853	38,347,002
State Street Corp.	502,563	26,771,531

		113,551,794

Chemicals—3.4%
CF Industries Holdings, Inc.	830,658	22,593,898
Corteva, Inc.	979,134	23,009,649
DuPont de Nemours, Inc.	280,681	9,571,222

		55,174,769

Communications Equipment—1.9%
Cisco Systems, Inc.	783,979	30,818,215

Consumer Finance—0.6%
Ally Financial, Inc.	675,990	9,754,536

Containers & Packaging—1.4%
International Paper Co.	757,630	23,585,022

Diversified Telecommunication Services—1.7%
AT&T, Inc. (a)	961,322	28,022,536

Electric Utilities—1.7%
Exelon Corp.	771,116	28,384,780

Electrical Equipment—3.3%
Eaton Corp. plc	361,189	28,060,774
Emerson Electric Co.	543,336	25,889,960

		53,950,734

Food Products—1.6%
Archer-Daniels-Midland Co.	740,218	26,040,869

Health Care Providers & Services—6.0%
Anthem, Inc.	174,451	39,607,355
Cardinal Health, Inc.	142,643	6,838,305
CVS Health Corp.	406,541	24,120,078
McKesson Corp.	206,915	27,987,323

		98,553,061

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (a)	260,181	3,426,584

Independent Power and Renewable Electricity Producers—1.2%
Vistra Energy Corp.	1,190,329	18,997,651

Industrial Conglomerates—1.4%
General Electric Co.	2,810,697	22,316,934

Insurance—3.3%
Allstate Corp. (The)	253,751	23,276,579
American International Group, Inc.	1,253,863	30,406,178

		53,682,757

Internet & Direct Marketing Retail—1.7%
eBay, Inc. (a)	934,145	28,080,399

IT Services—1.5%
Cognizant Technology Solutions Corp. - Class A	538,754	25,035,898

Machinery—1.8%
Caterpillar, Inc.	259,696	30,135,124

Media—1.3%
Comcast Corp. - Class A	630,335	21,670,917

Oil, Gas & Consumable Fuels—12.7%
BP plc (ADR) (a)	1,436,256	35,030,284
Canadian Natural Resources, Ltd.	1,155,196	15,801,551
Chevron Corp.	504,357	36,545,708
Devon Energy Corp.	1,766,314	12,205,230
Hess Corp. (a)	609,770	20,305,341
Marathon Oil Corp. (a)	3,620,944	11,912,906
Noble Energy, Inc. (a)	1,601,516	9,673,157
Pioneer Natural Resources Co.	111,497	7,821,514
Royal Dutch Shell plc - Class A (ADR) (a)	814,824	28,429,209
Suncor Energy, Inc.	1,880,566	29,712,943

		207,437,843

Pharmaceuticals—6.4%
Bristol-Myers Squibb Co.	546,184	30,444,296

BHFTI-159

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Pharmaceuticals—(Continued)
Johnson & Johnson	219,201	$28,743,827
Mylan NV (b)	574,217	8,561,576
Sanofi (ADR)	830,946	36,328,959

		104,078,658

Semiconductors & Semiconductor Equipment—5.0%
Intel Corp.	719,904	38,961,204
NXP Semiconductors NV	163,902	13,592,393
QUALCOMM, Inc.	434,147	29,370,045

		81,923,642

Software—2.2%
Microsoft Corp.	227,851	35,934,381

Specialty Retail—0.2%
Gap, Inc. (The) (a)	383,486	2,699,741

Tobacco—4.6%
Altria Group, Inc.	586,254	22,670,442
Philip Morris International, Inc.	726,284	52,989,681

		75,660,123

Wireless Telecommunication Services—0.6%
Vodafone Group plc	7,231,721	10,102,050

Total Common Stocks (Cost $1,905,440,050)		1,568,004,770

Short-Term Investment—3.4%

Repurchase Agreement—3.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $56,138,718; collateralized by U.S. Treasury Notes at 1.750%, maturity dates ranging from 06/30/22 - 07/15/22, and an aggregate market value of $57,266,449.	56,138,718	56,138,718

Total Short-Term Investments (Cost $56,138,718)		56,138,718

Securities Lending Reinvestments (c)—6.6%

Certificates of Deposit—2.4%
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (d)	2,000,000	1,997,140
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	5,000,000	4,976,995
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,988,510
Canadian Imperial Bank of Commerce 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	7,000,000	6,966,106
Cooperative Rabobank UA 0.170%, SOFR + 0.160%, 09/04/20 (d)	1,000,000	993,495

Certificates of Deposit—(Continued)
Credit Suisse AG 0.490%, SOFR + 0.480%, 10/06/20 (d)	4,000,000	3,981,760
Mizuho Bank, Ltd. 1.560%, 07/27/20	2,000,000	2,001,960
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (d)	3,000,000	2,990,790
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (d)	1,000,000	994,926
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (d)	1,000,000	994,830
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (d)	5,000,000	4,998,700
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,500,000	2,490,200
Westpac Banking Corp. 1.870%, 04/22/20	1,007,547	1,000,570

		39,375,982

Commercial Paper—0.3%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,878	4,000,560

		4,998,020

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $6,075,410; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $6,196,919.	6,075,410	6,075,410
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $9,003,763; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $9,385,049.	9,000,000	9,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $600,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,300,014; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,326,000.	1,300,000	1,300,000

		16,975,410

BHFTI-160

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposit—0.1%
ABN AMRO Bank NV 0.080%, 04/01/20	2,000,000	$2,000,000

Mutual Funds—2.8%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	2,000,000	2,000,000
U.S. Government Money Market Fund, Institutional Shares 0.820% (e)	10,000,000	10,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	10,000,000	10,000,000

		46,000,000

Total Securities Lending Reinvestments (Cost $109,473,502)		109,349,412

Total Investments—105.7% (Cost $2,071,052,270)		1,733,492,900
Other assets and liabilities (net)—(5.7)%		(94,146,965)

Net Assets—100.0%		$1,639,345,935

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $93,996,770 and the collateral received consisted of cash in the amount of $109,479,765 and non-cash collateral with a value of $4,743,133. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	640,723	RBC	04/17/20	USD	458,351	$(2,979)
CAD	2,016,237	RBC	04/17/20	USD	1,425,657	7,316
CAD	8,721,161	RBC	04/17/20	USD	6,038,824	159,445
EUR	565,844	CIBC	04/17/20	USD	607,937	16,463
EUR	1,234,492	GSI	04/17/20	USD	1,364,464	(2,222)
EUR	3,275,102	GSI	04/17/20	USD	3,511,692	102,330
GBP	3,299,104	GSI	04/17/20	USD	3,803,847	295,136
GBP	3,589,753	RBC	04/17/20	USD	4,167,036	293,064
GBP	1,150,571	SSBT	04/17/20	USD	1,428,727	803

Contracts to Deliver
CAD	17,326,245	RBC	04/17/20	USD	11,945,715	(368,324)
CAD	5,397,067	RBC	04/17/20	USD	3,723,528	(112,254)
CAD	4,200,420	RBC	04/17/20	USD	2,907,072	(78,233)
CAD	3,570,534	RBC	04/17/20	USD	2,546,999	9,364
CAD	2,437,109	RBC	04/17/20	USD	1,717,406	(14,686)
CAD	1,234,959	RBC	04/17/20	USD	850,102	(27,603)
CAD	3,622,201	SSBT	04/17/20	USD	2,579,630	5,274
CAD	487,518	SSBT	04/17/20	USD	336,783	(9,704)
EUR	2,838,910	GSI	04/17/20	USD	3,098,756	(33,936)
EUR	2,716,670	GSI	04/17/20	USD	2,961,274	(36,528)
EUR	1,513,114	GSI	04/17/20	USD	1,670,148	451
EUR	23,226,159	RBC	04/17/20	USD	25,288,293	(341,400)

BHFTI-161

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,046,173	RBC	04/17/20	USD	2,279,438	$21,519
EUR	1,958,093	RBC	04/17/20	USD	2,096,579	(64,145)
GBP	2,303,060	GSI	04/17/20	USD	2,742,655	(118,790)
GBP	2,249,947	GSI	04/17/20	USD	2,659,214	(136,240)
GBP	774,215	GSI	04/17/20	USD	961,061	(865)
GBP	12,207,534	RBC	04/17/20	USD	14,397,566	(769,726)
GBP	4,348,657	RBC	04/17/20	USD	5,057,871	(345,133)
GBP	1,922,144	RBC	04/17/20	USD	2,211,186	(176,988)
GBP	496,357	RBC	04/17/20	USD	578,066	(38,635)
GBP	1,368,589	SSBT	04/17/20	USD	1,697,190	(3,218)
GBP	295,602	SSBT	04/17/20	USD	347,343	(19,929)

Net Unrealized Depreciation						$(1,790,373)

Glossary of Abbreviations

Counterparties

(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-162

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,436,696	$—	$—	$19,436,696
Air Freight & Logistics	21,616,778	—	—	21,616,778
Automobiles	31,183,881	—	—	31,183,881
Banks	263,072,717	—	—	263,072,717
Biotechnology	11,469,604	—	—	11,469,604
Building Products	32,206,076	—	—	32,206,076
Capital Markets	113,551,794	—	—	113,551,794
Chemicals	55,174,769	—	—	55,174,769
Communications Equipment	30,818,215	—	—	30,818,215
Consumer Finance	9,754,536	—	—	9,754,536
Containers & Packaging	23,585,022	—	—	23,585,022
Diversified Telecommunication Services	28,022,536	—	—	28,022,536
Electric Utilities	28,384,780	—	—	28,384,780
Electrical Equipment	53,950,734	—	—	53,950,734
Food Products	26,040,869	—	—	26,040,869
Health Care Providers & Services	98,553,061	—	—	98,553,061
Hotels, Restaurants & Leisure	3,426,584	—	—	3,426,584
Independent Power and Renewable Electricity Producers	18,997,651	—	—	18,997,651
Industrial Conglomerates	22,316,934	—	—	22,316,934
Insurance	53,682,757	—	—	53,682,757
Internet & Direct Marketing Retail	28,080,399	—	—	28,080,399
IT Services	25,035,898	—	—	25,035,898
Machinery	30,135,124	—	—	30,135,124
Media	21,670,917	—	—	21,670,917
Oil, Gas & Consumable Fuels	207,437,843	—	—	207,437,843
Pharmaceuticals	104,078,658	—	—	104,078,658
Semiconductors & Semiconductor Equipment	81,923,642	—	—	81,923,642
Software	35,934,381	—	—	35,934,381
Specialty Retail	2,699,741	—	—	2,699,741
Tobacco	75,660,123	—	—	75,660,123
Wireless Telecommunication Services	—	10,102,050	—	10,102,050
Total Common Stocks	1,557,902,720	10,102,050	—	1,568,004,770
Total Short-Term Investment*	—	56,138,718	—	56,138,718
Securities Lending Reinvestments
Certificates of Deposit	—	39,375,982	—	39,375,982
Commercial Paper	—	4,998,020	—	4,998,020
Repurchase Agreements	—	16,975,410	—	16,975,410
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	46,000,000	—	—	46,000,000
Total Securities Lending Reinvestments	46,000,000	63,349,412	—	109,349,412
Total Investments	$1,603,902,720	$129,590,180	$—	$1,733,492,900

Collateral for Securities Loaned (Liability)	$—	$(109,479,765)	$—	$(109,479,765)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$911,165	$—	$911,165
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,701,538)	—	(2,701,538)
Total Forward Contracts	$—	$(1,790,373)	$—	$(1,790,373)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-163

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Brazil—0.4%
StoneCo, Ltd. - Class A (a)	195,912	$4,265,004

China—2.9%
JD.com, Inc. (ADR) (a)	743,483	30,111,061

France—10.5%
Airbus SE	379,147	24,600,276
Dassault Systemes SE	14,273	2,116,640
Kering S.A. (b)	55,264	28,836,458
LVMH Moet Hennessy Louis Vuitton SE (b)	126,032	46,782,485
Societe Generale S.A.	329,459	5,542,280

		107,878,139

Germany—4.5%
Allianz SE	31,467	5,424,328
Bayer AG	135,312	7,942,843
SAP SE	290,763	33,395,034

		46,762,205

India—3.3%
DLF, Ltd.	10,744,372	19,225,682
ICICI Bank, Ltd. (ADR) (b)	1,772,376	15,065,196

		34,290,878

Italy—0.3%
Brunello Cucinelli S.p.A.	93,171	2,834,037

Japan—14.1%
Capcom Co., Ltd.	344,300	10,782,197
FANUC Corp.	72,100	9,777,351
Keyence Corp.	79,000	25,494,521
Minebea Mitsumi, Inc.	222,200	3,313,205
Murata Manufacturing Co., Ltd.	521,800	26,410,864
Nidec Corp.	460,400	23,881,526
Omron Corp.	270,800	14,087,951
Takeda Pharmaceutical Co., Ltd.	318,081	9,734,103
TDK Corp.	281,600	21,790,580

		145,272,298

Netherlands—0.8%
ASML Holding NV	7,781	2,067,882
uniQure NV (a) (b)	125,027	5,932,531

		8,000,413

Spain—1.6%
Industria de Diseno Textil S.A	638,321	16,571,931

Sweden—3.0%
Assa Abloy AB - Class B	771,447	14,584,190
Atlas Copco AB - A Shares	482,572	16,218,203

		30,802,393

Switzerland—0.5%
Credit Suisse Group AG (a)	598,916	$4,945,482

United Kingdom—2.6%
Farfetch, Ltd. - Class A (a) (b)	378,692	2,991,667
Prudential plc	1,029,861	13,146,210
Unilever plc	207,338	10,467,157

		26,605,034

United States—54.0%
Adobe, Inc. (a)	147,696	47,002,775
Agilent Technologies, Inc.	223,752	16,025,118
Alphabet, Inc. - Class A (a)	74,115	86,117,924
Amazon.com, Inc. (a)	6,422	12,521,102
Anthem, Inc.	72,242	16,401,824
Avantor, Inc. (a) (b)	709,419	8,860,643
Blueprint Medicines Corp. (a) (b)	81,439	4,762,553
Centene Corp. (a) (b)	204,402	12,143,523
Citigroup, Inc.	408,087	17,188,624
Colgate-Palmolive Co.	228,145	15,139,702
Electronic Arts, Inc. (a)	95,532	9,569,440
Equifax, Inc.	129,488	15,467,342
Facebook, Inc. - Class A (a)	265,272	44,247,370
Fidelity National Information Services, Inc.	100,364	12,208,277
GlycoMimetics, Inc. (a) (b)	152,404	347,481
Illumina, Inc. (a) (b)	14,606	3,989,191
Incyte Corp. (a)	100,166	7,335,156
Intel Corp.	96,183	5,205,424
International Game Technology plc (b)	410,110	2,440,155
Intuit, Inc.	166,895	38,385,850
Ionis Pharmaceuticals, Inc. (a) (b)	150,286	7,105,522
IQVIA Holdings, Inc. (a) (b)	26,826	2,893,452
MacroGenics, Inc. (a)	289,452	1,684,611
Maxim Integrated Products, Inc. (b)	502,250	24,414,373
Microsoft Corp.	69,303	10,929,776
PayPal Holdings, Inc. (a)	243,478	23,310,584
Phathom Pharmaceuticals, Inc. (a)	137,192	3,542,297
S&P Global, Inc.	183,132	44,876,497
Sage Therapeutics, Inc. (a) (b)	68,585	1,969,761
Sarepta Therapeutics, Inc. (a) (b)	63,426	6,204,331
United Parcel Service, Inc. - Class B	152,216	14,220,019
Veracyte, Inc. (a) (b)	158,410	3,850,947
Visa, Inc. - A Shares	56,713	9,137,599
Walt Disney Co. (The)	174,427	16,849,648
Zimmer Biomet Holdings, Inc. (b)	105,393	10,653,124

		557,002,015

Total Common Stocks (Cost $799,518,039)		1,015,340,890

BHFTI-164

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Short-Term Investment—1.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $15,607,583; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $15,920,834.	15,607,583	$15,607,583

Total Short-Term Investments (Cost $15,607,583)		15,607,583

Securities Lending Reinvestments (c)—8.0%

Certificates of Deposit—1.1%
Bank of Montreal (Chicago) 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	995,399
Canadian Imperial Bank of Commerce 0.350%, FEDEFF PRV + 0.260%, 06/10/20 (d)	999,591	997,720
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	1,990,316
Chiba Bank, Ltd. 1.720%, 04/13/20	1,500,000	1,500,480
Credit Agricole S.A. 1.790%, 05/04/20	1,000,000	1,000,740
DZ Bank AG
Zero Coupon, 07/15/20	990,982	996,890
National Australia Bank, Ltd. 1.790%, 07/14/20	1,000,000	1,002,680
NatWest Bank plc 1.860%, 04/14/20	1,000,000	1,000,270
Sumitomo Mitsui Banking Corp. 1.739%, 05/26/20	1,000,694	999,350
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (d)	1,000,000	994,850

		11,478,695

Commercial Paper—0.3%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460
Santander UK plc 1.825%, 04/07/20	995,387	999,880
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	1,000,000	1,000,060

		2,997,400

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $602,848; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $614,905.	602,848	602,848
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $3,001,254; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000

Repurchase Agreements —(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $408,000.	400,000	400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $900,010; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $918,000.	900,000	900,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $5,000,081; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $5,555,181.	5,000,000	5,000,000

		9,902,848

Time Deposit—0.1%
ABN AMRO Bank NV 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—5.5%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	2,900,000	2,900,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	12,000,000	12,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	16,000,000	16,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 0.290% (e)	4,000,000	4,000,000
U.S. Government Money Market Fund, Institutional Shares 0.820% (e)	10,000,000	10,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	12,000,000	12,000,000

		56,900,000

Total Securities Lending Reinvestments (Cost $82,294,877)		82,278,943

Total Investments—108.0% (Cost $897,420,499)		1,113,227,416
Other assets and liabilities (net)—(8.0)%		(82,150,894)

Net Assets—100.0%		$1,031,076,522

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTI-165

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $79,137,461 and the collateral received consisted of cash in the amount of $82,293,324 and non-cash collateral with a value of $2,580,092. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Software	12.8
Interactive Media & Services	12.6
Electronic Equipment, Instruments & Components	8.5
Textiles, Apparel & Luxury Goods	7.6
Capital Markets	4.8
IT Services	4.7
Internet & Direct Marketing Retail	4.4
Biotechnology	3.8
Banks	3.7
Entertainment	3.6

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-166

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$4,265,004	$—	$—	$4,265,004
China	30,111,061	—	—	30,111,061
France	—	107,878,139	—	107,878,139
Germany	—	46,762,205	—	46,762,205
India	15,065,196	19,225,682	—	34,290,878
Italy	—	2,834,037	—	2,834,037
Japan	—	145,272,298	—	145,272,298
Netherlands	5,932,531	2,067,882	—	8,000,413
Spain	—	16,571,931	—	16,571,931
Sweden	—	30,802,393	—	30,802,393
Switzerland	—	4,945,482	—	4,945,482
United Kingdom	2,991,667	23,613,367	—	26,605,034
United States	557,002,015	—	—	557,002,015
Total Common Stocks	615,367,474	399,973,416	—	1,015,340,890
Total Short-Term Investment*	—	15,607,583	—	15,607,583
Securities Lending Reinvestments
Certificates of Deposit	—	11,478,695	—	11,478,695
Commercial Paper	—	2,997,400	—	2,997,400
Repurchase Agreements	—	9,902,848	—	9,902,848
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	56,900,000	—	—	56,900,000
Total Securities Lending Reinvestments	56,900,000	25,378,943	—	82,278,943
Total Investments	$672,267,474	$440,959,942	$—	$1,113,227,416

Collateral for Securities Loaned (Liability)	$—	$(82,293,324)	$—	$(82,293,324)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-167

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Aerojet Rocketdyne Holdings, Inc. (a)	141,348	$5,912,587
BWX Technologies, Inc.	129,814	6,323,240
Cubic Corp. (b)	104,968	4,336,228
Mercury Systems, Inc. (a)	86,934	6,201,872

		22,773,927

Auto Components—0.9%
Fox Factory Holding Corp. (a) (b)	112,608	4,729,536
Visteon Corp. (a) (b)	62,799	3,013,096

		7,742,632

Banks—0.8%
SVB Financial Group (a)	41,439	6,260,604

Beverages—0.8%
Boston Beer Co., Inc. (The) - Class A (a) (b)	17,095	6,283,438

Biotechnology—5.8%
Abcam plc	459,323	6,560,777
Agios Pharmaceuticals, Inc. (a) (b)	154,599	5,485,172
CareDx, Inc. (a) (b)	312,280	6,817,072
Halozyme Therapeutics, Inc. (a) (b)	414,147	7,450,505
Natera, Inc. (a)	198,573	5,929,390
Neurocrine Biosciences, Inc. (a)	79,273	6,861,078
Sage Therapeutics, Inc. (a) (b)	107,341	3,082,834
Sarepta Therapeutics, Inc. (a) (b)	54,046	5,286,780

		47,473,608

Building Products—0.7%
Armstrong World Industries, Inc.	77,495	6,154,653

Capital Markets—3.2%
Cboe Global Markets, Inc.	69,982	6,245,893
LPL Financial Holdings, Inc.	138,055	7,514,334
MarketAxess Holdings, Inc.	18,742	6,233,027
Morningstar, Inc.	52,347	6,085,339

		26,078,593

Chemicals—1.8%
Axalta Coating Systems, Ltd. (a)	334,871	5,783,222
Element Solutions, Inc. (a)	632,657	5,289,012
Ingevity Corp. (a)	101,818	3,583,994

		14,656,228

Commercial Services & Supplies—2.9%
Brink’s Co. (The)	130,322	6,783,260
Clean Harbors, Inc. (a)	124,643	6,399,172
IAA, Inc. (a)	166,267	4,981,359
KAR Auction Services, Inc.	292,093	3,505,116
MSA Safety, Inc. (b)	17,407	1,761,589

		23,430,496

Construction & Engineering—0.8%
AECOM (a)	206,571	6,166,144

Construction Materials—0.7%
Martin Marietta Materials, Inc.	30,554	5,781,733

Containers & Packaging—0.5%
Berry Global Group, Inc. (a)	127,302	4,291,350

Distributors—0.8%
Pool Corp.	33,591	6,609,701

Diversified Consumer Services—1.9%
Adtalem Global Education, Inc. (a)	87,514	2,344,500
Bright Horizons Family Solutions, Inc. (a)	71,886	7,332,372
Strategic Education, Inc.	44,483	6,216,944

		15,893,816

Diversified Telecommunication Services—1.7%
Cogent Communications Holdings, Inc. (b)	82,582	6,769,246
Iridium Communications, Inc. (a) (b)	332,196	7,417,937

		14,187,183

Electrical Equipment—0.8%
Generac Holdings, Inc. (a)	66,655	6,210,246

Electronic Equipment, Instruments & Components—5.1%
Fabrinet (a)	124,769	6,807,397
II-VI, Inc. (a) (b)	176,299	5,024,522
IPG Photonics Corp. (a)	49,923	5,505,508
Littelfuse, Inc.	50,131	6,688,478
OSI Systems, Inc. (a)	70,685	4,871,610
Trimble, Inc. (a)	216,287	6,884,415
Zebra Technologies Corp. - Class A (a)	31,005	5,692,518

		41,474,448

Entertainment—0.4%
IMAX Corp. (a)	179,927	1,628,340
Take-Two Interactive Software, Inc. (a)	14,661	1,738,941

		3,367,281

Equity Real Estate Investment Trusts—2.2%
CoreSite Realty Corp.	97,166	11,261,539
EastGroup Properties, Inc.	63,560	6,640,749

		17,902,288

Food Products—0.8%
Lancaster Colony Corp. (b)	46,241	6,688,298

Health Care Equipment & Supplies—9.9%
AtriCure, Inc. (a)	189,240	6,356,572
DexCom, Inc. (a)	62,174	16,741,593
Haemonetics Corp. (a)	57,200	5,700,552
Integer Holdings Corp. (a)	41,657	2,618,559
iRhythm Technologies, Inc. (a) (b)	86,401	7,028,721
Masimo Corp. (a)	55,547	9,838,485
Mesa Laboratories, Inc. (b)	32,687	7,390,204
Nevro Corp. (a) (b)	74,785	7,477,004

BHFTI-168

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Penumbra, Inc. (a) (b)	54,707	$8,825,880
Tandem Diabetes Care, Inc. (a)	136,502	8,783,904

		80,761,474

Health Care Providers & Services—3.9%
Chemed Corp.	31,442	13,620,675
Encompass Health Corp.	148,464	9,506,150
LHC Group, Inc. (a)	59,636	8,360,967

		31,487,792

Hotels, Restaurants & Leisure—4.2%
Dunkin’ Brands Group, Inc. (b)	105,097	5,580,651
Eldorado Resorts, Inc. (a)	194,939	2,807,122
Jack in the Box, Inc.	63,368	2,221,048
Penn National Gaming, Inc. (a)	387,430	4,900,989
Texas Roadhouse, Inc.	158,393	6,541,631
Wendy’s Co. (The)	368,707	5,486,360
Wingstop, Inc. (b)	84,044	6,698,307

		34,236,108

Insurance—1.8%
eHealth, Inc. (a) (b)	100,065	14,091,153
Hanover Insurance Group, Inc. (The)	8,484	768,481

		14,859,634

Internet & Direct Marketing Retail—0.7%
Etsy, Inc. (a)	155,169	5,964,696

IT Services—1.5%
Black Knight, Inc. (a)	88,086	5,114,273
KBR, Inc.	364,373	7,535,234

		12,649,507

Leisure Products—0.6%
Brunswick Corp.	133,234	4,712,487

Life Sciences Tools & Services—7.7%
10X Genomics, Inc. - Class A (a)	98,963	6,167,374
Avantor, Inc. (a)	106,150	1,325,814
Bio-Techne Corp. (b)	63,557	12,051,678
Bruker Corp.	160,684	5,762,128
NeoGenomics, Inc. (a)	261,720	7,226,089
PRA Health Sciences, Inc. (a)	77,529	6,438,008
Repligen Corp. (a) (b)	164,303	15,861,812
Syneos Health, Inc. (a)	211,340	8,331,023

		63,163,926

Machinery—4.2%
Evoqua Water Technologies Corp. (a)	415,967	4,662,990
ITT, Inc.	114,743	5,204,743
John Bean Technologies Corp. (b)	84,781	6,296,685
Kennametal, Inc.	172,278	3,207,816
Nordson Corp.	47,901	6,469,988
Timken Co. (The)	150,805	4,877,034

Machinery—(Continued)
Welbilt, Inc. (a)	687,141	3,525,033

		34,244,289

Multiline Retail—0.6%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	98,065	4,544,332

Oil, Gas & Consumable Fuels—0.3%
Parsley Energy, Inc. - Class A	460,508	2,638,711

Pharmaceuticals—2.5%
Catalent, Inc. (a)	259,989	13,506,428
Horizon Therapeutics plc (a)	229,914	6,810,053

		20,316,481

Professional Services—0.8%
Clarivate Analytics plc (a)	322,136	6,684,322

Road & Rail—1.8%
Knight-Swift Transportation Holdings, Inc. (b)	125,818	4,126,831
Lyft, Inc. - Class A (a) (b)	218,678	5,871,504
Old Dominion Freight Line, Inc.	33,860	4,444,398

		14,442,733

Semiconductors & Semiconductor Equipment—6.4%
Enphase Energy, Inc. (a)	172,664	5,575,321
Lattice Semiconductor Corp. (a)	443,926	7,910,761
MKS Instruments, Inc.	73,685	6,001,643
Monolithic Power Systems, Inc.	46,996	7,869,950
Power Integrations, Inc.	82,314	7,270,796
Semtech Corp. (a)	209,950	7,873,125
Silicon Laboratories, Inc. (a)	110,429	9,431,741

		51,933,337

Software—12.8%
Anaplan, Inc. (a)	168,808	5,108,130
Aspen Technology, Inc. (a)	63,947	6,079,441
Avalara, Inc. (a)	55,725	4,157,085
Blackline, Inc. (a) (b)	158,538	8,340,684
Fair Isaac Corp. (a)	26,216	8,066,401
Guidewire Software, Inc. (a)	90,842	7,204,679
HubSpot, Inc. (a) (b)	49,010	6,527,642
LivePerson, Inc. (a) (b)	198,446	4,514,647
Nuance Communications, Inc. (a)	363,044	6,091,878
Pegasystems, Inc. (b)	112,513	8,014,301
Q2 Holdings, Inc. (a)	190,491	11,250,398
Qualys, Inc. (a) (b)	98,642	8,580,868
RealPage, Inc. (a) (b)	188,908	9,998,900
SailPoint Technologies Holding, Inc. (a)	312,472	4,755,824
Zendesk, Inc. (a)	93,876	6,009,003

		104,699,881

Specialty Retail—1.3%
Five Below, Inc. (a) (b)	74,533	5,245,633
Floor & Decor Holdings, Inc. - Class A (a) (b)	167,293	5,368,432

		10,614,065

BHFTI-169

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.7%
G-III Apparel Group, Ltd. (a)	166,412	$1,281,373
Steven Madden, Ltd.	186,227	4,326,053

		5,607,426

Trading Companies & Distributors—0.5%
SiteOne Landscape Supply, Inc. (a)	57,626	4,242,426

Total Common Stocks (Cost $741,839,789)		797,230,294

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $19,165,856; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $19,553,359.	19,165,856	19,165,856

Total Short-Term Investments (Cost $19,165,856)		19,165,856

Securities Lending Reinvestments (c)—19.0%

Certificates of Deposit—12.1%
Banco del Estado de Chile 1.316%, 1M LIBOR + 0.300%, 07/06/20 (d)	1,000,000	995,927
2.002%, 3M LIBOR + 0.130%, 07/08/20 (d)	2,000,000	1,997,780
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	998,570
0.420%, SOFR + 0.410%, 10/02/20 (d)	2,000,000	1,994,960
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	3,000,000	2,986,197
0.907%, 1M LIBOR + 0.110%, 11/13/20 (d)	3,000,000	2,992,050
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,988,510
1.225%, 1M LIBOR + 0.220%, 01/08/21 (d)	3,000,000	2,993,100
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (d)	1,000,000	993,270
0.921%, 1M LIBOR + 0.110%, 02/12/21 (d)	1,000,000	984,946
1.345%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	1,984,566
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (d)	2,000,255	1,997,859
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	1,990,316
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	4,000,000	3,996,760
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	2,000,000	1,978,376
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (d)	1,000,000	996,744
Credit Industriel et Commercial Zero Coupon, 05/07/20	4,952,181	4,995,150
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (d)	1,000,000	996,950

Certificates of Deposit—(Continued)
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (d)	3,000,000	2,983,710
0.490%, SOFR + 0.480%, 10/06/20 (d)	7,000,000	6,968,080
DZ Bank AG Zero Coupon, 06/05/20	994,363	998,010
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	3,500,000	3,475,640
0.220%, SOFR + 0.210%, 02/22/21 (d)	3,500,000	3,475,955
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	2,000,000	2,000,860
KBC Bank NV 1.800%, 04/14/20	3,005,468	3,001,020
MUFG Bank Ltd. 1.790%, 07/17/20	2,000,000	2,004,120
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (d)	2,000,000	1,999,300
1.790%, 07/14/20	4,000,000	4,010,720
NatWest Bank plc 1.860%, 04/14/20	2,000,000	2,000,540
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	1,977,460
0.300%, SOFR + 0.290%, 07/16/20 (d)	3,000,000	2,990,490
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (d)	3,007,845	2,991,780
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (d)	2,000,000	1,989,852
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (d)	2,000,000	1,989,660
Sumitomo Mitsui Banking Corp. 1.061%, 1M LIBOR + 0.120%, 07/28/20 (d)	3,000,000	2,997,720
1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	1,000,132	999,640
1.930%, 04/21/20	1,007,822	1,000,630
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/18/20	991,479	995,190
1.457%, 1M LIBOR + 0.080%, 06/05/20 (d)	1,000,000	999,910
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (d)	2,000,000	1,999,480
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (d)	1,500,000	1,494,120
1.777%, 3M LIBOR + 0.070%, 02/16/21 (d)	2,000,000	2,000,000

		99,206,068

Commercial Paper—2.3%
Bank of China, Ltd. 1.830%, 05/21/20	3,981,700	3,989,920
China Construction Bank Corp. 1.900%, 05/04/20	995,303	998,570
Santander UK plc 1.825%, 04/07/20	3,981,547	3,999,520
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (d)	5,000,000	4,993,235
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	5,000,000	5,000,300

		18,981,545

BHFTI-170

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $4,102,588; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $4,184,641.	4,102,588	$4,102,588
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $1,500,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $1,530,001.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $3,100,034; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $3,162,000.	3,100,000	3,100,000

		8,702,588

Time Deposit—0.2%
ABN AMRO Bank NV 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—3.3%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	10,000,000	10,000,000
Dreyfus Treasury Cash Management Fund, Institutional Class 0.222% (e)	8,000,000	8,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	2,000,000	2,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	2,000,000	2,000,000

		27,000,000

Total Securities Lending Reinvestments (Cost $156,167,446)		155,890,201

Total Investments—119.0% (Cost $917,173,091)		972,286,351

Other assets and liabilities (net)—(19.0)%		(155,237,387)

Net Assets—100.0%		$817,048,964

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $149,243,870 and the collateral received consisted of cash in the amount of $156,463,176. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-171

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$22,773,927	$—	$—	$22,773,927
Auto Components	7,742,632	—	—	7,742,632
Banks	6,260,604	—	—	6,260,604
Beverages	6,283,438	—	—	6,283,438
Biotechnology	40,912,831	6,560,777	—	47,473,608
Building Products	6,154,653	—	—	6,154,653
Capital Markets	26,078,593	—	—	26,078,593
Chemicals	14,656,228	—	—	14,656,228
Commercial Services & Supplies	23,430,496	—	—	23,430,496
Construction & Engineering	6,166,144	—	—	6,166,144
Construction Materials	5,781,733	—	—	5,781,733
Containers & Packaging	4,291,350	—	—	4,291,350
Distributors	6,609,701	—	—	6,609,701
Diversified Consumer Services	15,893,816	—	—	15,893,816
Diversified Telecommunication Services	14,187,183	—	—	14,187,183
Electrical Equipment	6,210,246	—	—	6,210,246
Electronic Equipment, Instruments & Components	41,474,448	—	—	41,474,448
Entertainment	3,367,281	—	—	3,367,281
Equity Real Estate Investment Trusts	17,902,288	—	—	17,902,288
Food Products	6,688,298	—	—	6,688,298
Health Care Equipment & Supplies	80,761,474	—	—	80,761,474
Health Care Providers & Services	31,487,792	—	—	31,487,792
Hotels, Restaurants & Leisure	34,236,108	—	—	34,236,108
Insurance	14,859,634	—	—	14,859,634
Internet & Direct Marketing Retail	5,964,696	—	—	5,964,696
IT Services	12,649,507	—	—	12,649,507
Leisure Products	4,712,487	—	—	4,712,487
Life Sciences Tools & Services	63,163,926	—	—	63,163,926
Machinery	34,244,289	—	—	34,244,289
Multiline Retail	4,544,332	—	—	4,544,332
Oil, Gas & Consumable Fuels	2,638,711	—	—	2,638,711
Pharmaceuticals	20,316,481	—	—	20,316,481
Professional Services	6,684,322	—	—	6,684,322
Road & Rail	14,442,733	—	—	14,442,733
Semiconductors & Semiconductor Equipment	51,933,337	—	—	51,933,337
Software	104,699,881	—	—	104,699,881
Specialty Retail	10,614,065	—	—	10,614,065
Textiles, Apparel & Luxury Goods	5,607,426	—	—	5,607,426
Trading Companies & Distributors	4,242,426	—	—	4,242,426
Total Common Stocks	790,669,517	6,560,777	—	797,230,294
Total Short-Term Investment*	—	19,165,856	—	19,165,856

BHFTI-172

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$99,206,068	$—	$99,206,068
Commercial Paper	—	18,981,545	—	18,981,545
Repurchase Agreements	—	8,702,588	—	8,702,588
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	27,000,000	—	—	27,000,000
Total Securities Lending Reinvestments	27,000,000	128,890,201	—	155,890,201
Total Investments	$817,669,517	$154,616,834	$—	$972,286,351

Collateral for Securities Loaned (Liability)	$—	$(156,463,176)	$—	$(156,463,176)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-173

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—56.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—31.5%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	68,468	$71,462
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	998,004	1,089,486
6.000%, 07/01/28	198,685	219,636
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	1,154,277	1,239,170
3.500%, 08/01/42	536,034	567,102
4.000%, 06/01/47	1,641,670	1,786,751
4.500%, 02/01/40	359,371	393,836
5.000%, 09/01/35	925,008	1,026,610
6.000%, 12/01/39	242,992	279,797
Fannie Mae ARM Pool 1.995%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,566,416	3,556,619
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	683,004	799,150
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,931,794	4,147,848
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	1,544	8
Fannie Mae Pool
2.420%, 05/01/23	5,279,081	5,488,082
2.450%, 11/01/22	2,980,538	3,085,879
2.450%, 09/01/28	4,879,618	5,237,736
2.480%, 10/01/28	8,973,589	9,648,273
2.600%, 09/01/28	984,517	1,066,128
2.640%, 04/01/23	1,776,337	1,856,322
2.640%, 05/01/23	2,120,076	2,217,859
2.690%, 10/01/23	2,000,000	2,108,472
2.700%, 05/01/23	5,000,000	5,249,121
2.720%, 03/01/23	2,893,575	3,026,379
2.730%, 07/01/28	3,000,000	3,275,340
2.810%, 09/01/31	1,503,035	1,659,120
2.890%, 05/01/27	1,869,225	2,047,357
2.920%, 12/01/24	995,783	1,073,540
2.970%, 06/01/30	2,750,000	3,087,313
2.980%, 09/01/36	1,451,499	1,615,350
3.000%, 01/01/43	3,214,322	3,419,313
3.110%, 12/01/24	1,493,735	1,623,281
3.180%, 06/01/30	3,300,597	3,706,065
3.235%, 10/01/26	1,355,197	1,502,466
3.240%, 12/01/26	1,500,000	1,678,558
3.260%, 12/01/26	944,557	1,052,364
3.290%, 08/01/26	2,000,000	2,231,599
3.320%, 03/01/29	2,437,487	2,766,462
3.340%, 02/01/27	1,500,000	1,677,747
3.380%, 12/01/23	1,927,209	2,076,742
3.440%, 11/01/21	3,624,764	3,715,808
3.450%, 01/01/24	950,590	1,026,456
3.490%, 09/01/23	3,728,015	4,011,775
3.500%, 08/01/26	173,152	180,919
3.500%, 02/01/33	3,369,052	3,632,008
3.500%, 05/01/33	3,295,399	3,553,173
3.500%, 07/01/43	2,431,016	2,595,770
3.509%, 01/01/21 (a)	4,452,177	4,507,033
3.530%, 08/01/28	7,376,000	8,467,365

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.550%, 02/01/30	1,500,000	1,719,819
3.560%, 03/01/24	6,831,169	7,424,879
3.570%, 07/01/26	4,000,000	4,496,515
3.570%, 07/01/28	4,887,641	5,604,534
3.630%, 10/01/29	1,377,391	1,602,801
3.660%, 10/01/28	4,601,060	5,277,303
3.670%, 07/01/23	2,500,000	2,696,069
3.734%, 07/01/22 (a)	4,479,983	4,638,570
3.740%, 07/01/30	2,890,635	3,358,038
3.760%, 11/01/23	1,063,644	1,153,624
3.770%, 12/01/20	2,092,297	2,099,662
3.800%, 07/01/30	4,013,000	4,706,416
3.821%, 05/01/22 (a)	6,163,581	6,370,742
3.970%, 07/01/21	4,345,424	4,439,755
3.970%, 08/01/33	5,141,565	6,007,057
3.990%, 02/01/28	1,669,953	1,926,968
4.000%, 10/01/32	1,072,145	1,159,263
4.000%, 12/01/40	333,357	365,589
4.000%, 07/01/42	1,798,105	1,972,174
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (c)	1,445,550	1,324,737
Zero Coupon, 10/25/43 (c)	746,053	645,475
Zero Coupon, 12/25/43 (c)	1,651,496	1,442,915
1.447%, 1M LIBOR + 0.500%, 05/25/35 (a)	940,778	942,338
1.447%, 1M LIBOR + 0.500%, 10/25/42 (a)	643,834	635,798
1.547%, 1M LIBOR + 0.600%, 10/25/43 (a)	1,803,716	1,784,340
1.547%, 1M LIBOR + 0.600%, 12/25/43 (a)	1,969,799	1,952,996
1.847%, 1M LIBOR + 0.900%, 03/25/38 (a)	203,545	206,743
1.947%, 1M LIBOR + 1.000%, 08/25/32 (a)	550,326	560,018
2.661%, 03/25/27 (a)	92,509	93,430
3.500%, 02/25/43	4,024,470	4,447,311
5.000%, 03/25/40	4,522,572	5,126,951
5.500%, 12/25/35	1,016,607	1,197,769
5.583%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (b)	3,441,638	738,171
6.000%, 01/25/36	1,024,810	1,194,155
6.500%, 07/18/28	103,886	118,115
Fannie Mae-ACES (CMO)
2.207%, 01/25/22	8,727,685	8,779,243
2.483%, 12/25/26 (a)	907,214	944,501
2.488%, 05/25/26	1,600,000	1,688,202
2.723%, 10/25/24	1,974,304	2,023,893
3.046%, 03/25/28 (a)	2,098,000	2,286,802
3.061%, 05/25/27 (a)	3,090,000	3,356,079
3.079%, 06/25/27 (a)	3,216,000	3,484,053
3.090%, 02/25/30 (a)	1,504,000	1,656,894
3.103%, 07/25/24 (a)	1,364,276	1,456,444
3.175%, 04/25/29 (a)	2,736,000	3,031,830
3.346%, 03/25/24 (a)	2,500,000	2,658,502
3.384%, 07/25/28 (a)	3,757,000	4,175,415
3.478%, 01/25/24 (a)	1,881,064	2,025,524
3.555%, 09/25/28 (a)	3,075,000	3,506,823
3.640%, 08/25/30 (a)	4,500,000	5,137,233
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	914,269	983,370

BHFTI-174

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 08/01/42	2,879,879	$3,118,822
4.000%, 05/01/43	449,602	480,209
4.000%, 06/01/43	397,426	424,916
4.000%, 08/01/43	5,171,554	5,599,922
5.000%, 08/01/39	680,349	756,657
Freddie Mac ARM Non-Gold Pool
4.261%, 12M LIBOR + 1.853%, 07/01/40 (a)	885,945	903,909
Freddie Mac Gold Pool
3.500%, 12/01/32	2,915,322	3,144,474
3.500%, 01/01/33	4,228,775	4,560,322
3.500%, 03/01/33	4,428,932	4,776,408
3.500%, 04/01/33	5,782,424	6,237,104
3.500%, 05/01/33	2,689,982	2,901,141
3.500%, 06/01/43	2,501,588	2,670,603
4.000%, 09/01/32	703,453	758,439
4.000%, 11/01/32	2,589,277	2,804,844
4.000%, 12/01/32	1,347,373	1,461,195
4.000%, 01/01/33	379,545	409,644
4.000%, 02/01/33	362,689	393,300
4.000%, 01/01/46	2,344,520	2,573,190
5.000%, 02/01/34	302,280	331,988
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
2.522%, 01/25/23	2,001,303	2,064,099
2.838%, 09/25/22	1,330,255	1,384,615
3.092%, 04/25/28 (a)	1,790,000	1,992,428
3.117%, 06/25/27	2,487,000	2,777,139
3.243%, 04/25/27	1,996,000	2,243,920
3.303%, 11/25/27 (a)	1,755,000	1,989,909
3.326%, 05/25/27	1,072,000	1,207,935
3.490%, 01/25/24	4,000,000	4,311,579
3.690%, 01/25/29	1,480,000	1,736,915
3.850%, 05/25/28 (a)	7,385,000	8,615,556
3.900%, 08/25/28 (a)	3,170,000	3,775,383
Freddie Mac REMICS (CMO)
1.155%, 1M LIBOR + 0.450%, 08/15/42 (a)	3,820,934	3,748,316
1.385%, 1M LIBOR + 0.680%, 11/15/37 (a)	639,780	640,041
1.405%, 1M LIBOR + 0.700%, 03/15/24 (a)	218,382	217,819
2.055%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	621,154
3.000%, 02/15/26	1,032,200	1,073,412
3.500%, 08/15/39	1,382,649	1,439,622
3.500%, 06/15/48	3,300,432	3,444,193
4.000%, 05/15/48	2,833,804	3,205,758
5.000%, 08/15/35	1,379,233	1,574,440
5.665%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (b)	2,977,480	605,809
5.695%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (b)	1,633,810	159,466
6.000%, 07/15/35	3,370,128	3,892,158
6.000%, 03/15/36	2,770,464	3,334,404
6.500%, 05/15/28	234,322	265,339
6.500%, 03/15/37	569,793	673,980
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (c)	786,111	736,082
3.000%, 01/15/43	3,929,259	4,226,256
FREMF Mortgage Trust (CMO)
3.576%, 11/25/49 (144A) (a)	1,700,000	1,605,510
3.674%, 11/25/49 (144A) (a)	2,000,000	1,940,543

Agency Sponsored Mortgage - Backed—(Continued)
FREMF Mortgage Trust (CMO)
3.843%, 07/25/49 (144A) (a)	1,635,000	1,617,408
4.073%, 11/25/47 (144A) (a)	1,577,000	1,497,562
Ginnie Mae II 30 Yr. Pool 4.500%, 11/20/49	3,771,621	4,169,631
Ginnie Mae II ARM Pool 3.875%, 1Y H15 + 1.500%, 04/20/41 (a)	285,117	292,721
Ginnie Mae II Pool 4.357%, 04/20/63 (a)	2,129,656	2,142,627
Government National Mortgage Association (CMO)
1.273%, 1M LIBOR + 0.500%, 09/20/37 (a)	182,100	181,201
1.650%, 02/20/63	3,231,286	3,224,433
1.650%, 04/20/63	2,868,154	2,867,305
1.962%, 1M LIBOR + 0.300%, 08/20/60 (a)	1,867	1,837
1.962%, 1M LIBOR + 0.300%, 11/20/62 (a)	10,307	10,142
2.002%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,549,023	1,523,226
2.062%, 1M LIBOR + 0.400%, 02/20/62 (a)	415,032	412,026
2.072%, 1M LIBOR + 0.410%, 03/20/63 (a)	542,046	534,888
2.082%, 1M LIBOR + 0.420%, 02/20/63 (a)	1,267,995	1,242,845
2.132%, 1M LIBOR + 0.470%, 03/20/63 (a)	2,570,815	2,543,004
2.132%, 1M LIBOR + 0.470%, 07/20/64 (a)	2,996,335	2,961,241
2.132%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,435,033	1,409,738
2.142%, 1M LIBOR + 0.480%, 04/20/63 (a)	6,261,406	6,199,314
2.162%, 1M LIBOR + 0.500%, 01/20/63 (a)	56,312	55,935
2.162%, 1M LIBOR + 0.500%, 04/20/63 (a)	4,639,894	4,564,763
2.162%, 1M LIBOR + 0.500%, 06/20/64 (a)	4,309,333	4,228,358
2.162%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,932,728	1,897,013
2.212%, 1M LIBOR + 0.550%, 04/20/62 (a)	1,791	1,779
2.262%, 1M LIBOR + 0.600%, 04/20/64 (a)	10,199,391	10,073,519
2.312%, 1M LIBOR + 0.650%, 07/20/63 (a)	4,184,708	4,162,741
2.312%, 1M LIBOR + 0.650%, 01/20/64 (a)	1,139,479	1,130,680
2.312%, 1M LIBOR + 0.650%, 02/20/64 (a)	3,793,214	3,762,421
2.312%, 1M LIBOR + 0.650%, 03/20/64 (a)	1,124,844	1,116,556
2.352%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,535,851	1,518,934
2.362%, 1M LIBOR + 0.700%, 09/20/63 (a)	3,238,073	3,219,800
2.412%, 1M LIBOR + 0.750%, 09/20/63 (a)	3,500,326	3,485,535
2.662%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,412,628	1,407,900
4.473%, 04/20/43 (a)	1,470,730	1,622,549
4.500%, 01/16/25	1,068,733	1,161,695
4.783%, 11/20/42 (a)	5,835,426	6,635,387
5.000%, 12/20/33	977,511	1,102,779
5.000%, 09/20/38	7,760	7,754
5.000%, 06/16/39	315,609	335,015
5.000%, 07/20/39	1,935,238	2,226,787
5.000%, 10/20/39	2,047,715	2,337,430
5.148%, 06/20/40 (a)	2,394,455	2,747,744
5.500%, 07/16/33 (b)	765,194	105,451
Uniform Mortgage-Backed Securities 3.500%, TBA (d)	16,000,000	16,925,625

		475,446,664

Federal Agencies—0.8%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	3,119,000	3,114,078

BHFTI-175

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	$2,447,982
6.235%, 07/15/45	4,250,000	4,311,693
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	780,135
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	928,540
Zero Coupon, 06/15/35	750,000	527,816

		12,110,244

U.S. Treasury—24.3%
U.S. Treasury Bonds
2.000%, 02/15/50	2,787,000	3,236,948
2.250%, 08/15/46	3,987,000	4,799,351
2.250%, 08/15/49	170,000	206,829
2.375%, 11/15/49	975,000	1,216,922
2.500%, 02/15/45	6,750,000	8,429,854
2.750%, 08/15/42	7,900,000	10,201,492
2.750%, 11/15/42	1,250,000	1,614,746
2.750%, 08/15/47	8,000,000	10,574,688
2.875%, 05/15/43	21,165,000	27,889,848
2.875%, 08/15/45	7,700,000	10,295,441
2.875%, 05/15/49	27,000	36,871
3.000%, 11/15/44	238,000	322,211
3.000%, 02/15/48	470,000	650,601
3.125%, 11/15/41	3,480,000	4,752,239
3.125%, 05/15/48 (e)	1,942,000	2,753,544
3.500%, 02/15/39	450,000	640,635
3.625%, 08/15/43 (e)	4,950,000	7,298,930
3.625%, 02/15/44	4,325,000	6,399,311
3.750%, 11/15/43	3,581,000	5,384,369
3.875%, 08/15/40	2,645,000	3,968,740
4.250%, 05/15/39	200,000	310,906
4.250%, 11/15/40	2,383,000	3,745,592
4.375%, 02/15/38	720,000	1,123,284
4.375%, 05/15/41	1,200,000	1,924,828
5.250%, 02/15/29	500,000	698,438
6.000%, 02/15/26	2,525,000	3,336,452
U.S. Treasury Coupon Strips
Zero Coupon, 11/15/21 (e)	1,285,000	1,280,127
Zero Coupon, 05/15/22 (e)	4,560,000	4,535,427
Zero Coupon, 08/15/22 (e)	1,800,000	1,788,325
Zero Coupon, 11/15/22	1,250,000	1,240,385
Zero Coupon, 02/15/23	3,035,000	3,004,770
Zero Coupon, 05/15/23	47,445,000	46,946,416
Zero Coupon, 08/15/23 (e)	2,220,000	2,192,514
Zero Coupon, 11/15/23	796,000	785,295
Zero Coupon, 02/15/24	6,404,000	6,307,897
Zero Coupon, 08/15/24	2,500,000	2,450,733
Zero Coupon, 11/15/24 (e)	1,500,000	1,468,609
Zero Coupon, 02/15/25	2,000,000	1,950,200
Zero Coupon, 05/15/25	5,500,000	5,342,481
Zero Coupon, 08/15/25	648,000	628,226
Zero Coupon, 11/15/26	366,129	350,759
Zero Coupon, 08/15/27	400,000	380,868

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 11/15/27	570,000	540,890
Zero Coupon, 05/15/28	15,030,000	14,168,434
Zero Coupon, 08/15/28	250,000	234,744
Zero Coupon, 02/15/30	6,300,000	5,793,307
Zero Coupon, 05/15/30	700,000	638,601
Zero Coupon, 08/15/30 (e)	3,925,000	3,580,328
Zero Coupon, 11/15/30	5,425,000	4,927,626
Zero Coupon, 02/15/31	1,775,000	1,605,412
Zero Coupon, 08/15/31	7,800,000	7,008,384
Zero Coupon, 11/15/31	3,000,000	2,686,962
Zero Coupon, 02/15/32	12,900,000	11,508,012
Zero Coupon, 05/15/32	12,800,000	11,373,361
Zero Coupon, 08/15/32	6,900,000	6,108,774
Zero Coupon, 08/15/33	400,000	348,706
Zero Coupon, 11/15/33	13,000,000	11,304,337
Zero Coupon, 02/15/34 (e)	2,000,000	1,730,578
Zero Coupon, 08/15/34 (e)	2,600,000	2,233,663
Zero Coupon, 05/15/35	4,000,000	3,400,085
Zero Coupon, 02/15/41	7,000,000	5,313,187
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (f)	615,615	700,652
U.S. Treasury Inflation Indexed Note 0.125%, 01/15/22 (f)	1,709,445	1,684,816
U.S. Treasury Notes
1.125%, 09/30/21	4,640,000	4,703,800
1.500%, 02/15/30 (e)	530,000	571,365
1.625%, 02/15/26	782,300	833,455
1.625%, 08/15/29	1,080,000	1,172,686
1.750%, 02/28/22	9,300,000	9,569,918
1.750%, 12/31/24	14,695,900	15,649,411
1.750%, 12/31/26	2,164,500	2,338,336
1.750%, 11/15/29	1,540,000	1,692,797
2.000%, 06/30/24	2,308,000	2,467,937
2.000%, 11/15/26	910,000	996,308
2.125%, 02/29/24	663,000	709,591
2.250%, 04/15/22	9,000,000	9,368,086
2.750%, 05/31/23	663,000	714,331
2.750%, 02/15/24	2,300,000	2,514,816
2.875%, 04/30/25	450,000	505,775
2.875%, 05/31/25	4,920,000	5,537,498
2.875%, 05/15/28	6,936,100	8,181,347

		366,884,418

Total U.S. Treasury & Government Agencies (Cost $781,613,154)		854,441,326

Corporate Bonds & Notes—23.3%

Aerospace/Defense—0.3%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	249,000	243,685
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,036,276

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
L3Harris Technologies, Inc. 3.832%, 04/27/25	600,000	$624,334
Lockheed Martin Corp. 4.500%, 05/15/36	450,000	515,767
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	192,270
Rockwell Collins, Inc.
3.200%, 03/15/24	251,000	258,955
4.350%, 04/15/47	133,000	148,038
United Technologies Corp.
3.750%, 11/01/46	550,000	576,901
4.500%, 06/01/42	550,000	638,706

		4,234,932

Agriculture—0.1%
BAT Capital Corp. 4.540%, 08/15/47	55,000	50,191
Reynolds American, Inc. 7.000%, 08/04/41	570,000	619,185

		669,376

Airlines—0.5%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	472,678	453,386
3.550%, 01/15/30 (144A)	670,243	724,515
4.125%, 05/15/25 (144A)	848,035	866,616
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	564,737	530,312
3.800%, 09/20/31 (144A)	608,852	536,226
4.125%, 09/20/31 (144A)	813,491	709,548
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	140,581	135,905
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	274,155	253,802
United Airlines Pass-Through Trust
3.500%, 03/01/30	1,211,069	1,176,227
4.000%, 04/11/26	449,846	444,770
4.150%, 08/25/31	1,244,363	1,290,163
4.300%, 08/15/25	606,924	606,898
4.600%, 03/01/26	296,192	256,609

		7,984,977

Banks—6.4%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	500,000	500,644
AIB Group plc 4.750%, 10/12/23 (144A)	1,340,000	1,326,645
ANZ New Zealand International, Ltd.
2.550%, 02/13/30 (144A) (e)	970,000	943,521
2.850%, 08/06/20 (144A)	250,000	249,909
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	685,000	704,130
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	200,713

Banks—(Continued)
Bank of America Corp.
2.496%, 3M LIBOR + 0.990%, 02/13/31 (a)	1,675,000	1,607,027
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	210,000	210,806
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,141,000	2,181,012
3.124%, 3M LIBOR + 1.160%, 01/20/23 (a)	2,043,000	2,078,520
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	623,858
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,655,762
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,614,174
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,400,000	1,511,007
4.000%, 01/22/25	1,071,000	1,130,968
4.250%, 10/22/26	520,000	554,869
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	420,575
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	364,000	379,792
Banque Federative du Credit Mutuel S.A. 3.750%, 07/20/23 (144A)	1,070,000	1,089,830
Barclays plc
3.650%, 03/16/25	254,000	248,410
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	500,000	482,370
5.200%, 05/12/26	250,000	256,850
BNP Paribas S.A.
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a) (e)	815,000	772,286
3.500%, 03/01/23 (144A)	400,000	401,221
BNZ International Funding, Ltd.
2.650%, 11/03/22 (144A)	842,000	843,189
2.900%, 02/21/22 (144A)	300,000	300,090
BPCE S.A.
3.375%, 12/02/26 (e)	700,000	696,882
4.625%, 07/11/24 (144A)	400,000	393,266
Canadian Imperial Bank of Commerce 2.100%, 10/05/20	200,000	199,030
Citigroup, Inc.
3.142%, 3M LIBOR + 0.722%, 01/24/23 (a)	667,000	675,322
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	907,000	939,834
3.875%, 03/26/25	1,300,000	1,362,487
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	148,579
3.980%, 3M LIBOR + 1.338%, 03/20/30 (a)	1,700,000	1,817,313
4.300%, 11/20/26	750,000	793,042
4.400%, 06/10/25	566,000	612,368
4.450%, 09/29/27	117,000	122,681
Citizens Financial Group, Inc.
2.375%, 07/28/21	110,000	110,846
4.300%, 12/03/25	193,000	202,036
Commonwealth Bank of Australia
2.000%, 09/06/21 (144A) (e)	500,000	496,098
2.850%, 05/18/26 (144A)	720,000	746,564
3.743%, 09/12/39 (144A)	528,000	445,759
4.500%, 12/09/25 (144A)	352,000	359,354
Cooperative Rabobank UA
3.750%, 07/21/26	513,000	494,313
4.375%, 08/04/25	424,000	434,344
4.625%, 12/01/23	872,000	901,740
Credit Agricole S.A.
3.750%, 04/24/23 (144A)	250,000	254,768
4.375%, 03/17/25 (144A)	295,000	294,541

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse Group AG 4.282%, 01/09/28 (144A)	783,000	$801,843
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	970,000	980,125
Danske Bank A/S
2.000%, 09/08/21 (144A)	366,000	358,687
2.700%, 03/02/22 (144A)	372,000	355,630
Deutsche Bank AG 4.250%, 10/14/21	900,000	856,123
Discover Bank 4.250%, 03/13/26	1,229,000	1,231,397
Fifth Third Bancorp
3.950%, 03/14/28	400,000	420,670
8.250%, 03/01/38	200,000	264,053
Goldman Sachs Group, Inc. (The)
2.876%, 3M LIBOR + 0.821%, 10/31/22 (a)	820,000	824,182
3.500%, 11/16/26	1,300,000	1,328,781
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	1,674,000	1,720,286
3.850%, 01/26/27	2,090,000	2,150,585
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a)	445,000	484,609
HSBC Holdings plc
3.033%, 3M LIBOR + 0.923%, 11/22/23 (a)	473,000	469,512
3.900%, 05/25/26	200,000	203,478
4.250%, 03/14/24	500,000	514,328
4.250%, 08/18/25	300,000	312,768
4.375%, 11/23/26	1,006,000	1,068,175
6.500%, 09/15/37	930,000	1,119,262
Industrial & Commercial Bank of China, Ltd. 2.452%, 10/20/21	750,000	765,676
ING Groep NV 4.100%, 10/02/23	1,270,000	1,303,287
KeyCorp 4.150%, 10/29/25	275,000	288,909
Lloyds Banking Group plc
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	299,618
4.375%, 03/22/28	633,000	681,062
4.450%, 05/08/25	540,000	578,362
4.582%, 12/10/25	400,000	411,516
Macquarie Bank, Ltd.
4.000%, 07/29/25 (144A)	250,000	266,080
Macquarie Group, Ltd.
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (a)	1,015,000	1,098,413
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	1,867,975
Mitsubishi UFJ Financial Group, Inc.
2.527%, 09/13/23	250,000	247,825
3.407%, 03/07/24	1,510,000	1,557,927
3.751%, 07/18/39	615,000	606,210
Mizuho Financial Group, Inc.
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	795,000	779,136
2.869%, 3M LIBOR + 1.310%, 09/13/30 (a) (e)	539,000	512,154
Morgan Stanley
2.750%, 05/19/22	250,000	252,649
3.125%, 01/23/23	500,000	511,380
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,118,302
3.625%, 01/20/27	1,157,000	1,223,008
3.700%, 10/23/24	500,000	528,257

Banks—(Continued)
Morgan Stanley
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	278,000	293,341
3.875%, 04/29/24	700,000	734,479
4.300%, 01/27/45	400,000	483,822
4.457%, 3M LIBOR + 1.431%, 04/22/39 (a)	850,000	964,905
5.000%, 11/24/25	1,269,000	1,402,743
5.500%, 07/28/21	807,000	837,779
National Australia Bank, Ltd. 3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	787,220
NatWest Markets plc 3.625%, 09/29/22 (144A)	1,155,000	1,140,981
Regions Financial Corp.
2.750%, 08/14/22	136,000	134,480
3.800%, 08/14/23	132,000	133,637
Royal Bank of Canada 4.650%, 01/27/26	495,000	517,653
Royal Bank of Scotland Group plc
3.754%, 5Y H15 + 2.100%, 11/01/29 (a)	700,000	647,416
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	493,181
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	307,204
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	700,000	689,956
Societe Generale S.A.
3.000%, 01/22/30 (144A)	1,322,000	1,212,077
3.875%, 03/28/24 (144A)	700,000	712,962
4.250%, 04/14/25 (144A)	500,000	488,548
Standard Chartered plc
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (a)	740,000	696,647
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	1,200,000	1,204,705
4.305%, 3M LIBOR + 1.910%, 05/21/30 (144A) (a)	300,000	300,022
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a)	300,000	309,670
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22	411,000	417,469
2.784%, 07/12/22	800,000	803,649
2.846%, 01/11/22	900,000	908,130
3.010%, 10/19/26	212,000	220,588
3.040%, 07/16/29	1,020,000	1,019,280
3.102%, 01/17/23	482,000	482,587
SunTrust Banks, Inc. 2.750%, 05/01/23	1,200,000	1,214,810
UBS Group Funding Switzerland AG
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	273,609
3.491%, 05/23/23 (144A)	762,000	770,181
4.125%, 09/24/25 (144A)	300,000	311,678
Wells Fargo & Co.
3.069%, 01/24/23	2,470,000	2,510,604
3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	1,085,000	1,117,240
4.100%, 06/03/26	1,291,000	1,378,705
4.650%, 11/04/44	595,000	685,286
5.375%, 11/02/43	1,005,000	1,201,395
Westpac Banking Corp.
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,064,981
4.421%, 07/24/39 (e)	450,000	439,448

		96,464,653

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,685,000	$1,760,176
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	194,219
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	1,300,000	1,309,958
4.439%, 10/06/48	950,000	970,413
4.750%, 01/23/29	470,000	516,718
4.750%, 04/15/58	775,000	796,014
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	760,387
Coca-Cola Femsa S.A.B. de C.V. 2.750%, 01/22/30	610,000	596,655
Constellation Brands, Inc.
4.400%, 11/15/25	300,000	302,647
5.250%, 11/15/48	180,000	190,686
Keurig Dr Pepper, Inc.
3.430%, 06/15/27	175,000	178,469
4.417%, 05/25/25	268,000	285,640
4.985%, 05/25/38	387,000	431,049

		8,293,031

Biotechnology—0.1%
Baxalta, Inc. 5.250%, 06/23/45	27,000	33,892
Gilead Sciences, Inc. 3.250%, 09/01/22	630,000	644,300

		678,192

Building Materials—0.1%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	212,909
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	511,044
Masco Corp. 6.500%, 08/15/32	720,000	841,857

		1,565,810

Chemicals—0.2%
Albemarle Corp. 5.450%, 12/01/44	350,000	406,898
Dow Chemical Co. (The) 8.850%, 09/15/21	640,000	681,098
DuPont de Nemours, Inc. 5.319%, 11/15/38	395,000	444,104
International Flavors & Fragrances, Inc.
5.000%, 09/26/48	404,000	412,617
Nutrien, Ltd.
3.000%, 04/01/25	200,000	191,111
3.375%, 03/15/25	87,000	88,595
4.125%, 03/15/35	620,000	599,823
Sherwin-Williams Co. (The) 3.125%, 06/01/24	247,000	245,692

		3,069,938

Commercial Services—0.3%
ERAC USA Finance LLC
3.850%, 11/15/24 (144A)	925,000	936,947
7.000%, 10/15/37 (144A)	500,000	636,292
Global Payments, Inc. 4.150%, 08/15/49	615,000	588,409
Pepperdine University 3.301%, 12/01/59	450,000	516,100
President & Fellows of Harvard College 3.300%, 07/15/56	714,000	768,134
University of Southern California 3.226%, 10/01/2120	440,000	454,296

		3,900,178

Computers—0.6%
Apple, Inc.
2.450%, 08/04/26	519,000	543,827
2.900%, 09/12/27	836,000	892,794
3.000%, 06/20/27	675,000	730,323
3.200%, 05/11/27	514,000	557,023
3.350%, 02/09/27	1,207,000	1,316,655
3.750%, 09/12/47	1,200,000	1,412,405
3.750%, 11/13/47	200,000	239,253
3.850%, 08/04/46	362,000	437,194
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	577,000	613,952
DXC Technology Co. 4.250%, 04/15/24	310,000	320,621
International Business Machines Corp.
3.300%, 05/15/26	1,275,000	1,367,456
6.500%, 01/15/28	300,000	386,680

		8,818,183

Cosmetics/Personal Care—0.0%
Unilever Capital Corp. 3.375%, 03/22/25	310,000	330,424

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	226,994

Diversified Financial Services—1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	468,000	388,438
3.500%, 01/15/25	600,000	509,749
4.450%, 04/03/26 (e)	650,000	557,356
Air Lease Corp.
3.250%, 03/01/25	484,000	380,297
3.250%, 10/01/29	1,065,000	853,225
American Express Co. 3.400%, 02/27/23	600,000	621,552
Avolon Holdings Funding, Ltd. 4.375%, 05/01/26 (144A)	540,000	432,230
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	480,000	493,659
3.500%, 10/10/24 (144A)	385,000	411,770

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	$367,604
4.700%, 09/20/47	409,000	384,503
4.850%, 03/29/29	485,000	515,055
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	587,010
Capital One Financial Corp.
3.750%, 07/28/26	860,000	811,953
4.200%, 10/29/25	200,000	199,297
CME Group, Inc. 3.000%, 03/15/25	440,000	454,074
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	439,000	443,253
GE Capital International Funding Co.
2.342%, 11/15/20	3,696,000	3,675,081
4.418%, 11/15/35	2,726,000	2,945,090
Invesco Finance plc 4.000%, 01/30/24	500,000	511,926
Jefferies Group LLC 5.125%, 01/20/23	300,000	305,417
Nomura Holdings, Inc. 2.648%, 01/16/25	845,000	827,115
ORIX Corp. 2.900%, 07/18/22	362,000	371,779
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,043,770
3.550%, 01/15/24	7,383,000	8,206,066

		26,297,269

Electric—2.1%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	226,248
Alabama Power Co. 3.550%, 12/01/23	461,000	475,834
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,793,222
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	428,653
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	1,041,016
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	266,502
CMS Energy Corp. 3.875%, 03/01/24	170,000	173,258
Consumers Energy Co. 4.350%, 08/31/64	191,000	213,041
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	556,872
Dominion Energy, Inc.
2.750%, 09/15/22	232,000	230,725
2.850%, 08/15/26	183,000	175,177
DTE Electric Co. 5.700%, 10/01/37	300,000	371,268
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	380,311

Electric—(Continued)
Duke Energy Progress LLC
4.100%, 03/15/43	200,000	218,657
4.375%, 03/30/44	247,000	284,260
5.700%, 04/01/35	360,000	463,455
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	1,050,000	1,034,203
Edison International
3.550%, 11/15/24	1,180,000	1,172,109
4.125%, 03/15/28	210,000	201,041
5.750%, 06/15/27	400,000	415,785
Emera U.S. Finance L.P. 4.750%, 06/15/46	500,000	460,911
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	466,962
3.625%, 05/25/27 (144A)	480,000	487,274
4.625%, 09/14/25 (144A)	265,000	280,060
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	731,583
Entergy Corp. 2.950%, 09/01/26	194,000	192,292
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	406,491
3.050%, 06/01/31	195,000	195,185
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	378,143
Exelon Corp. 3.497%, 06/01/22	600,000	580,806
Exelon Generation Co. LLC
3.400%, 03/15/22	643,000	650,207
6.250%, 10/01/39	160,000	150,487
FirstEnergy Corp.
2.650%, 03/01/30	725,000	683,339
3.400%, 03/01/50	685,000	647,583
4.850%, 07/15/47	289,000	323,181
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,617,589
Fortis, Inc. 3.055%, 10/04/26	929,000	889,955
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	350,388
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	267,831
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	390,224
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	357,775
Nevada Power Co.
5.375%, 09/15/40	223,000	254,502
6.650%, 04/01/36	360,000	476,228
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	287,236
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	455,634
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	418,057

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Niagara Mohawk Power Corp.
3.508%, 10/01/24 (144A)	305,000	$319,090
Northern States Power Co. 6.500%, 03/01/28	628,000	779,505
PacifiCorp 3.600%, 04/01/24	315,000	320,359
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	107,844
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	303,220
Progress Energy, Inc. 7.000%, 10/30/31	200,000	252,036
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	407,860
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	809,619
Sempra Energy 4.050%, 12/01/23	1,054,000	1,080,216
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	564,757
Southern California Edison Co.
3.650%, 03/01/28	500,000	510,028
5.550%, 01/15/36	500,000	578,562
Southern Power Co. 5.150%, 09/15/41	400,000	382,729
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	274,632
Tampa Electric Co. 4.450%, 06/15/49	500,000	559,765
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	584,189
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	232,940
Virginia Electric & Power Co.
2.750%, 03/15/23	400,000	402,851
4.450%, 02/15/44	126,000	143,743
6.000%, 05/15/37	685,000	889,390

		32,024,895

Electronics—0.1%
Arrow Electronics, Inc.
3.250%, 09/08/24	439,000	415,039
3.875%, 01/12/28	376,000	360,499
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	125,040

		900,578

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	168,778

Environmental Control—0.0%
Waste Management, Inc. 3.450%, 06/15/29	325,000	347,789

Food—0.2%
Campbell Soup Co. 4.800%, 03/15/48	305,000	367,279
Conagra Brands, Inc.
5.300%, 11/01/38	205,000	223,116
General Mills, Inc.
4.000%, 04/17/25	535,000	576,517
4.550%, 04/17/38	130,000	138,017
Kroger Co. (The) 8.000%, 09/15/29	610,000	850,189
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	1,100,000	1,107,336
Tyson Foods, Inc. 5.150%, 08/15/44	100,000	118,391

		3,380,845

Forest Products & Paper—0.0%
International Paper Co. 8.700%, 06/15/38	250,000	359,584

Gas—0.4%
Atmos Energy Corp. 4.150%, 01/15/43	460,000	484,432
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	515,451
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	349,078
NiSource, Inc.
2.950%, 09/01/29	465,000	441,698
6.250%, 12/15/40	510,000	586,207
Southern California Gas Co. 2.550%, 02/01/30	829,000	809,045
Southern Co. Gas Capital Corp.
3.500%, 09/15/21	1,000,000	1,004,565
3.950%, 10/01/46	212,000	189,671
4.400%, 06/01/43	375,000	389,239
6.000%, 10/01/34	1,000,000	1,321,900
Southwest Gas Corp. 3.800%, 09/29/46	332,000	363,477

		6,454,763

Healthcare-Products—0.3%
Abbott Laboratories 4.900%, 11/30/46	885,000	1,209,384
Boston Scientific Corp.
3.750%, 03/01/26	600,000	629,352
4.700%, 03/01/49	575,000	657,488
Covidien International Finance S.A. 2.950%, 06/15/23	377,000	393,354
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	286,000	289,470
4.150%, 02/01/24	515,000	552,321

		3,731,369

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.7%
Aetna, Inc. 6.625%, 06/15/36	297,000	$377,629
Anthem, Inc.
3.500%, 08/15/24	1,035,000	1,062,112
4.101%, 03/01/28	460,000	495,225
4.650%, 08/15/44	324,000	359,131
Cottage Health Obligated Group
3.304%, 11/01/49	500,000	509,811
Hartford HealthCare Corp. 3.447%, 07/01/54	1,100,000	1,044,475
HCA, Inc.
5.125%, 06/15/39	565,000	583,557
5.250%, 06/15/26	900,000	944,074
Laboratory Corp. of America Holdings 3.200%, 02/01/22	447,000	450,623
Memorial Health Services 3.447%, 11/01/49	995,000	1,018,913
NYU Langone Hospitals 3.380%, 07/01/55	410,000	381,156
Partners Healthcare System, Inc. 3.342%, 07/01/60	1,777,000	1,737,648
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	224,216
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	143,825
Texas Health Resources 4.330%, 11/15/55	250,000	288,558
UnitedHealth Group, Inc. 4.625%, 07/15/35	320,000	381,439

		10,002,392

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,147,028

Insurance—1.1%
AIA Group, Ltd.
3.600%, 04/09/29 (144A)	495,000	510,898
3.900%, 04/06/28 (144A)	415,000	436,879
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	661,604
American Financial Group, Inc. 3.500%, 08/15/26	750,000	713,912
Aon plc 3.500%, 06/14/24	485,000	506,494
Assurant, Inc. 4.200%, 09/27/23	605,000	642,682
Athene Global Funding
2.750%, 06/25/24 (144A)	890,000	890,881
2.950%, 11/12/26 (144A)	1,825,000	1,750,929
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	989,782
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	759,000

Insurance—(Continued)
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A) †	156,000	177,663
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) † (a)	1,100,000	1,296,423
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	415,177
Jackson National Life Global Funding
3.050%, 04/29/26 (144A)	300,000	321,986
3.250%, 01/30/24 (144A)	460,000	457,837
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	956,766
Lincoln National Corp.
3.050%, 01/15/30	500,000	464,721
4.200%, 03/15/22	350,000	355,376
Manulife Financial Corp. 4.061%, 5Y USD Swap + 1.647%, 02/24/32 (a)	500,000	482,190
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	550,000	622,899
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	496,945
New York Life Insurance Co. 4.450%, 05/15/69 (144A) †	625,000	654,168
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	807,909
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	200,000	170,712
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	248,004
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (a)	430,000	364,004
Reliance Standard Life Global Funding II
2.750%, 01/21/27 (144A)	490,000	455,833
3.850%, 09/19/23 (144A)	600,000	645,075

		17,256,749

Iron/Steel—0.1%
Nucor Corp. 6.400%, 12/01/37	250,000	314,303
Steel Dynamics, Inc. 3.450%, 04/15/30	723,000	655,033

		969,336

Machinery-Diversified—0.2%
Deere & Co. 8.100%, 05/15/30	400,000	553,516
John Deere Capital Corp. 2.250%, 09/14/26	325,000	331,054
Nvent Finance Sarl 4.550%, 04/15/28	562,000	626,815
Otis Worldwide Corp. 2.565%, 02/15/30 (144A)	1,110,000	1,075,071
Xylem, Inc. 3.250%, 11/01/26	118,000	124,910

		2,711,366

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.800%, 03/01/50	935,000	$974,204
6.834%, 10/23/55	400,000	473,787
Comcast Corp.
3.250%, 11/01/39	545,000	575,154
3.900%, 03/01/38	591,000	664,367
4.200%, 08/15/34	556,000	633,935
4.250%, 01/15/33	1,880,000	2,214,673
4.600%, 10/15/38	880,000	1,096,381
4.950%, 10/15/58	1,105,000	1,526,068
COX Communications, Inc. 3.250%, 12/15/22 (144A)	1,010,000	1,023,169
Discovery Communications LLC
3.300%, 05/15/22	625,000	628,681
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	226,627
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,107,601
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	1,045,648
ViacomCBS, Inc.
3.700%, 08/15/24	474,000	483,421
4.850%, 07/01/42	255,000	224,190
5.900%, 10/15/40	125,000	126,188

		13,024,094

Mining—0.0%
Anglo American Capital plc 4.000%, 09/11/27 (144A)	300,000	282,289
Barrick Gold Corp. 6.450%, 10/15/35	300,000	343,747

		626,036

Miscellaneous Manufacturing—0.2%
General Electric Co.
4.375%, 09/16/20	1,060,000	1,060,617
5.550%, 01/05/26	393,000	424,582
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	320,000	320,042
Parker-Hannifin Corp.
4.100%, 03/01/47	250,000	255,988
4.450%, 11/21/44	333,000	350,467
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	512,722

		2,924,418

Oil & Gas—0.6%
Apache Corp. 5.100%, 09/01/40	350,000	154,708
BP Capital Markets America, Inc. 3.017%, 01/16/27	655,000	665,106
BP Capital Markets plc 3.279%, 09/19/27 (e)	534,000	537,573
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	393,000	393,134

Oil & Gas—(Continued)
Ecopetrol S.A. 4.125%, 01/16/25	433,000	403,344
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	373,699
EQT Corp. 3.900%, 10/01/27	200,000	137,940
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	690,954
3.095%, 08/16/49 (e)	860,000	872,234
Hess Corp. 6.000%, 01/15/40	245,000	176,575
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	328,973
Noble Energy, Inc.
5.050%, 11/15/44	450,000	277,950
6.000%, 03/01/41	360,000	241,607
Occidental Petroleum Corp.
7.150%, 05/15/28	949,000	469,882
7.500%, 05/01/31	805,000	416,721
Ovintiv, Inc 7.200%, 11/01/31	400,000	175,708
Petroleos Mexicanos 6.750%, 09/21/47	716,000	457,803
Suncor Energy, Inc.
5.950%, 12/01/34	668,000	639,085
5.950%, 05/15/35	210,000	193,630
7.875%, 06/15/26	544,000	602,989
9.250%, 10/15/21	243,000	260,904
Total Capital International S.A. 3.461%, 07/12/49	660,000	673,788
Valero Energy Corp. 7.500%, 04/15/32	126,000	146,005

		9,290,312

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	360,000	322,956
Halliburton Co.
4.750%, 08/01/43	215,000	165,715
4.850%, 11/15/35	270,000	209,576
6.750%, 02/01/27	200,000	200,353
8.750%, 02/15/21	350,000	352,492
Schlumberger Investment S.A. 3.300%, 09/14/21 (144A)	650,000	657,282

		1,908,374

Packaging & Containers—0.0%
WRKCo, Inc. 3.750%, 03/15/25	300,000	301,634

Pharmaceuticals—1.3%
AbbVie, Inc.
3.200%, 11/21/29 (144A)	1,583,000	1,614,935
4.050%, 11/21/39 (144A)	1,562,000	1,638,103
4.400%, 11/06/42	600,000	666,748
4.450%, 05/14/46	220,000	233,789

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Allergan Funding SCS
3.450%, 03/15/22	500,000	$519,063
3.850%, 06/15/24	1,038,000	1,087,144
Allergan, Inc. 2.800%, 03/15/23	172,000	170,993
AstraZeneca plc 6.450%, 09/15/37	350,000	501,641
Becton Dickinson & Co. 3.734%, 12/15/24	85,000	87,146
Bristol-Myers Squibb Co.
3.200%, 06/15/26 (144A)	784,000	837,355
4.125%, 06/15/39 (144A)	527,000	635,900
4.550%, 02/20/48 (144A)	550,000	697,192
5.000%, 08/15/45 (144A)	200,000	268,302
5.700%, 10/15/40 (144A)	165,000	229,174
Cigna Corp. 4.800%, 07/15/46 (144A)	156,000	185,315
CVS Health Corp.
3.250%, 08/15/29	690,000	672,039
4.300%, 03/25/28	813,000	863,409
5.050%, 03/25/48	2,065,000	2,345,026
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	732,954	863,430
5.773%, 01/10/33 (144A)	715,296	875,348
6.204%, 10/10/25 (144A)	473,862	525,285
8.353%, 07/10/31 (144A)	143,750	172,647
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	97,127
Mylan, Inc. 4.550%, 04/15/28	350,000	342,652
Pfizer, Inc. 3.900%, 03/15/39	1,080,000	1,221,663
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	445,000	454,004
3.200%, 09/23/26	2,100,000	2,147,725

		19,953,155

Pipelines—0.9%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	246,959
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	700,000	751,516
4.250%, 07/15/27 (144A)	687,000	715,344
Buckeye Partners L.P. 5.850%, 11/15/43	575,000	385,078
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	682,135
Enable Midstream Partners L.P.
4.150%, 09/15/29	443,000	203,832
4.950%, 05/15/28	290,000	144,674
Enbridge, Inc.
3.700%, 07/15/27	200,000	198,357
4.500%, 06/10/44	350,000	323,693
6.250%, 3M LIBOR + 3.641%, 03/01/78 (a) (e)	200,000	150,000

Pipelines—(Continued)
Energy Transfer Operating L.P. 6.050%, 06/01/41	270,000	235,510
EnLink Midstream Partners L.P.
4.150%, 06/01/25	200,000	96,940
5.600%, 04/01/44	201,000	67,838
Enterprise Products Operating LLC
3.700%, 01/31/51	455,000	406,029
3.900%, 02/15/24	662,000	673,726
3.950%, 01/31/60	290,000	244,054
4.200%, 01/31/50	390,000	365,178
4.950%, 10/15/54	179,000	183,283
5.100%, 02/15/45	200,000	200,059
Kinder Morgan, Inc.
4.300%, 03/01/28	500,000	490,734
5.200%, 03/01/48	250,000	264,068
Magellan Midstream Partners L.P. 4.200%, 12/01/42 (e)	269,000	234,235
MPLX L.P.
4.125%, 03/01/27	373,000	318,086
4.500%, 04/15/38	814,000	636,196
5.250%, 01/15/25 (144A)	375,000	330,077
5.500%, 02/15/49	165,000	139,301
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	863,910
ONEOK, Inc.
3.400%, 09/01/29	245,000	183,078
5.200%, 07/15/48	350,000	274,751
Phillips 66 Partners L.P.
3.150%, 12/15/29	330,000	270,437
3.550%, 10/01/26	100,000	90,258
4.900%, 10/01/46	200,000	168,695
Plains All American Pipeline L.P. / PAA Finance Corp. 4.700%, 06/15/44	560,000	368,813
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	239,038
Sunoco Logistics Partners Operations L.P.
3.900%, 07/15/26	117,000	98,569
4.950%, 01/15/43	394,000	309,686
5.300%, 04/01/44	200,000	166,525
6.100%, 02/15/42	500,000	432,479
TC PipeLines L.P. 3.900%, 05/25/27	100,000	94,927
TransCanada PipeLines, Ltd.
3.750%, 10/16/23	400,000	416,020
4.750%, 05/15/38	300,000	297,127
Williams Cos., Inc. (The)
3.900%, 01/15/25	100,000	89,666
4.850%, 03/01/48	300,000	280,034

		13,330,915

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	674,037

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	$628,132

		1,302,169

Real Estate Investment Trusts—0.9%
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	175,000	175,588
4.000%, 02/01/50	566,000	512,712
American Tower Corp.
2.250%, 01/15/22	500,000	488,052
2.900%, 01/15/30	270,000	262,742
3.375%, 10/15/26	287,000	287,048
3.700%, 10/15/49	665,000	635,872
Boston Properties L.P.
3.200%, 01/15/25	380,000	392,026
3.850%, 02/01/23	800,000	808,370
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	500,000	493,418
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	260,922
Essex Portfolio L.P. 2.650%, 03/15/32	565,000	501,992
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	364,468
Healthpeak Properties, Inc.
3.500%, 07/15/29	600,000	586,914
3.875%, 08/15/24	1,136,000	1,157,871
LifeStorage L.P. 3.500%, 07/01/26	1,000,000	953,458
National Retail Properties, Inc.
3.600%, 12/15/26	453,000	453,455
Office Properties Income Trust 4.000%, 07/15/22	627,000	613,076
Prologis L.P. 3.250%, 10/01/26	199,000	203,359
Realty Income Corp.
3.000%, 01/15/27	200,000	189,605
3.875%, 04/15/25	505,000	516,497
4.650%, 03/15/47	225,000	237,580
Regency Centers L.P. 2.950%, 09/15/29	560,000	527,939
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	734,958
SITE Centers Corp. 4.700%, 06/01/27	226,000	233,797
UDR, Inc.
2.950%, 09/01/26	233,000	226,371
3.000%, 08/15/31	95,000	90,895
3.200%, 01/15/30	625,000	615,730
Ventas Realty L.P.
3.500%, 02/01/25 (e)	197,000	193,510
3.850%, 04/01/27	369,000	357,832
Welltower, Inc.
3.100%, 01/15/30	445,000	420,844
6.500%, 03/15/41	225,000	266,707

Real Estate Investment Trusts—(Continued)
WP Carey, Inc. 4.250%, 10/01/26	285,000	293,167

		14,056,775

Retail—0.3%
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A)	360,000	334,638
3.800%, 01/25/50 (144A)	625,000	548,805
Dollar General Corp. 4.125%, 05/01/28	485,000	512,654
Home Depot, Inc. (The) 3.125%, 12/15/49	815,000	818,832
Lowe’s Cos., Inc.
3.120%, 04/15/22	300,000	297,643
3.125%, 09/15/24	276,000	280,276
3.650%, 04/05/29	198,000	203,898
4.550%, 04/05/49	405,000	448,184
McDonald’s Corp.
4.450%, 03/01/47	180,000	194,942
4.700%, 12/09/35	84,000	94,918
6.300%, 10/15/37	152,000	193,699
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	474,661
Walmart, Inc. 3.300%, 04/22/24	575,000	617,515

		5,020,665

Semiconductors—0.2%
Analog Devices, Inc.
3.125%, 12/05/23	293,000	297,595
4.500%, 12/05/36	336,000	361,114
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.625%, 01/15/24	1,205,000	1,192,384
3.875%, 01/15/27	600,000	571,960
Broadcom, Inc. 4.750%, 04/15/29 (144A)	680,000	690,668

		3,113,721

Software—0.3%
Fiserv, Inc.
3.200%, 07/01/26	305,000	313,928
4.400%, 07/01/49	295,000	314,305
Microsoft Corp.
2.400%, 08/08/26	400,000	423,020
3.500%, 02/12/35	296,000	350,373
3.950%, 08/08/56	180,000	224,885
4.000%, 02/12/55	310,000	395,088
4.100%, 02/06/37	924,000	1,128,108
Oracle Corp.
3.800%, 11/15/37	900,000	928,091
3.850%, 07/15/36	124,000	129,477
3.900%, 05/15/35	106,000	114,451
4.300%, 07/08/34	103,000	120,605

		4,442,331

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.9%
AT&T, Inc.
3.950%, 01/15/25 (e)	858,000	$904,006
4.500%, 05/15/35	1,000,000	1,090,239
4.900%, 08/15/37	2,260,000	2,536,417
6.350%, 03/15/40	530,000	671,303
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	576,000	568,103
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	498,000	515,433
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	551,000	551,916
Verizon Communications, Inc.
4.016%, 12/03/29	196,000	220,976
4.125%, 03/16/27	400,000	445,110
4.272%, 01/15/36	280,000	327,113
4.400%, 11/01/34	600,000	702,448
4.672%, 03/15/55	1,490,000	1,897,870
4.862%, 08/21/46	780,000	1,017,048
5.250%, 03/16/37	548,000	700,966
Vodafone Group plc
5.250%, 05/30/48	540,000	651,652
6.150%, 02/27/37	500,000	580,425

		13,381,025

Transportation—0.3%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	327,000	358,035
7.950%, 08/15/30	1,185,000	1,662,525
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	909,997
CSX Corp.
4.750%, 11/15/48	404,000	465,936
6.000%, 10/01/36	300,000	363,427
Norfolk Southern Corp.
3.850%, 01/15/24	679,000	704,669
3.942%, 11/01/47	219,000	228,514
Union Pacific Corp. 4.100%, 09/15/67	200,000	215,662

		4,908,765

Trucking & Leasing—0.1%
Aviation Capital Group LLC 3.500%, 11/01/27 (144A)	300,000	228,908
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 03/14/23 (144A)	948,000	936,465
4.125%, 08/01/23 (144A)	848,000	875,757

		2,041,130

Total Corporate Bonds & Notes (Cost $345,659,369)		351,614,948

Asset-Backed Securities—11.8%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—4.5%
American Credit Acceptance Receivables Trust 4.260%, 08/12/22 (144A)	386,404	386,137
AmeriCredit Automobile Receivables Trust
1.830%, 12/08/21	151,249	151,180
2.300%, 02/18/22	499,373	497,023
2.690%, 06/19/23	409,000	405,260
2.710%, 08/18/22	421,000	418,051
3.130%, 01/18/23	945,000	932,458
Carvana Auto Receivables Trust 3.040%, 04/15/25 (144A)	3,815,000	3,230,372
CPS Auto Receivables Trust
2.860%, 06/15/23 (144A)	862,824	859,200
3.270%, 06/15/22 (144A)	56,012	55,998
3.790%, 06/15/23 (144A)	564,000	556,553
4.000%, 02/16/21 (144A)	22,822	22,814
Credit Acceptance Auto Loan Trust
3.020%, 04/15/26 (144A)	4,025,000	3,994,656
3.040%, 12/15/25 (144A)	146,174	146,107
3.350%, 06/15/26 (144A)	489,000	485,859
3.480%, 02/17/26 (144A)	440,000	439,004
Drive Auto Receivables Trust
3.530%, 12/15/23 (144A)	4,704,059	4,704,179
3.660%, 11/15/24	3,698,000	3,700,275
3.720%, 09/16/24	2,981,920	2,978,831
3.840%, 03/15/23	1,992,735	1,986,430
4.090%, 06/15/26	1,225,000	1,213,622
4.160%, 05/15/24 (144A)	1,069,430	1,066,839
4.180%, 03/15/24 (144A)	1,649,327	1,631,315
DT Auto Owner Trust
3.470%, 12/15/23 (144A)	1,169,255	1,165,152
3.550%, 11/15/22 (144A)	611,596	609,970
3.580%, 05/15/23 (144A)	941,559	937,471
3.770%, 10/17/22 (144A)	417,077	416,694
3.810%, 12/15/23 (144A)	1,211,000	1,206,491
Exeter Automobile Receivables Trust
3.640%, 11/15/22 (144A)	1,151,711	1,144,000
3.950%, 12/15/22 (144A)	510,309	491,168
Flagship Credit Auto Trust
2.710%, 11/15/22 (144A)	987,184	980,929
3.790%, 12/16/24 (144A)	3,855,000	3,840,829
Hertz Vehicle Financing II L.P.
2.960%, 10/25/21 (144A)	575,000	565,692
OneMain Direct Auto Receivables Trust
2.550%, 11/14/23 (144A)	1,641,553	1,636,444
2.820%, 07/15/24 (144A)	4,225,000	4,203,448
Prestige Auto Receivables Trust 3.910%, 11/15/22 (144A)	1,979,000	1,970,886
Santander Retail Auto Lease Trust 2.930%, 05/20/21 (144A)	1,498,212	1,498,901
Sonoran Auto Receivables Trust
4.750%, 07/15/24	3,813,011	3,894,228
4.750%, 06/15/25	4,077,992	4,173,825
Tricolor Auto Securitization Trust 5.050%, 12/15/20 (144A)	631,547	624,576
U.S. Auto Funding LLC 5.500%, 07/15/23 (144A)	1,419,938	1,412,197

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	2,436,687	$2,433,356
USASF Receivables LLC 5.750%, 09/15/30 (144A)	305,179	292,972
Veros Automobile Receivables Trust 4.050%, 02/15/24 (144A)	4,300,000	4,289,889

		67,651,281

Asset-Backed - Credit Card—0.2%
Continental Credit Card 4.290%, 01/15/24 (144A) †	273,053	267,202
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	2,635,000	2,655,588

		2,922,790

Asset-Backed - Other—7.1%
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,137,828	1,106,064
3.678%, 12/17/36 (144A)	90,607	88,117
4.201%, 12/17/36 (144A)	400,000	387,379
4.290%, 10/17/36 (144A)	300,000	300,344
4.596%, 12/17/36 (144A)	250,000	232,389
5.036%, 10/17/52 (144A)	1,900,000	1,701,401
5.639%, 04/17/52 (144A)	500,000	457,775
6.231%, 10/17/36 (144A)	650,000	616,336
6.418%, 12/17/36 (144A)	300,000	249,177
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	903,914
Business Jet Securities LLC
4.212%, 07/15/34 (144A)	3,394,872	2,512,179
4.335%, 02/15/33 (144A)	2,693,105	2,223,557
4.447%, 06/15/33 (144A)	2,303,873	1,861,791
Camillo 5.000%, 12/05/23 (g) (h)	3,440,466	3,432,932
Colony American Finance, Ltd. 2.554%, 11/15/48 (144A)	617,075	611,509
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) † (a) (g) (h)	1,078,519	17,041
COOF Securitization Trust, Ltd. 2.794%, 06/25/40 (144A) (a) (b)	721,987	66,820
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	1,826,086	1,733,306
3.880%, 03/15/52 (144A)	2,470,000	2,114,098
CSMA
2.000%, 04/25/23	3,701,356	3,700,986
3.500%, 07/25/23 (g) (h)	2,216,513	2,214,297
Diamond Resorts Owner Trust
3.270%, 10/22/29 (144A)	718,661	710,292
3.700%, 01/21/31 (144A)	1,484,587	1,469,698
DT Asset Trust 5.840%, 12/16/22	2,000,000	2,002,193
Engs Commercial Finance Trust 2.630%, 02/22/22 (144A)	37,494	37,432
Fort Credit LLC 3.754%, 1M LIBOR + 2.830%, 11/16/35 (144A) † (a)	5,900,000	5,176,312

Asset-Backed - Other—(Continued)
Foundation Finance Trust 3.860%, 11/15/34 (144A)	1,502,785	1,436,897
Freedom Financial Network LLC
2.620%, 11/18/26 (144A)	1,224,008	1,173,070
3.610%, 07/18/24 (144A)	396,275	388,254
3.990%, 10/20/25 (144A)	1,082,032	1,057,548
FTF Funding II LLC 5.500%, 08/15/20	3,019,066	3,020,809
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	194,762	194,610
Goodgreen Trust
2.760%, 10/15/54 (144A)	1,835,424	1,739,761
3.260%, 10/15/53 (144A)	2,136,568	2,119,798
3.740%, 10/15/52 (144A)	453,044	456,062
5.000%, 10/20/51	3,560,838	3,476,406
HERO Funding Trust
3.080%, 09/20/42 (144A)	527,026	534,637
3.950%, 09/20/48 (144A)	1,828,290	1,841,673
4.460%, 09/20/47 (144A)	1,439,255	1,533,712
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	557,048	546,867
Kabbage Funding LLC 3.825%, 03/15/24 (144A)	5,285,000	5,139,687
KGS-Alpha SBA COOF Trust
0.573%, 05/25/39 (144A) (a) (b)	3,195,896	48,910
0.792%, 08/25/38 (144A) (a) (b)	2,480,083	51,811
1.687%, 03/25/39 (144A) (a) (b)	2,641,482	112,741
2.780%, 04/25/40 (144A) (a) (b)	654,348	56,774
Lendingpoint Asset Securitization Trust 3.071%, 11/10/25 (144A)	2,666,023	2,570,964
LV Tower 52 Issuer LLC
5.750%, 07/15/19 (144A) †	1,481,203	1,493,926
7.750%, 07/15/19 (144A)	772,125	778,758
OnDeck Asset Securitization Trust LLC 3.500%, 04/18/22 (144A)	526,000	523,968
OneMain Financial Issuance Trust
3.660%, 02/20/29 (144A)	19,123	19,059
6.000%, 02/20/29 (144A)	1,000,000	962,945
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	4,465,000	4,201,616
Oportun Funding VII LLC 3.220%, 10/10/23 (144A)	988,000	948,422
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	6,506,000	5,997,846
Progress Residential Trust 4.656%, 08/17/35 (144A)	2,568,000	2,310,046
Purchasing Power Funding LLC 3.340%, 08/15/22 (144A)	5,950,000	5,933,013
Renew Financial
3.670%, 09/20/52 (144A)	581,184	608,820
Rice Park Financing Trust 4.625%, 10/31/41 (144A) †	1,887,996	1,958,371
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A)	76,424	75,013
SOL S.p.A. 4.160%, 02/09/30	1,578,117	1,548,982

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Tricon American Homes Trust 2.589%, 11/17/33 (144A)	1,175,774	$1,155,797
Upgrade Receivables Trust 3.760%, 11/15/24 (144A)	131,410	130,143
Vericrest Opportunity Loan Trust
2.981%, 02/25/50 (144A) (i)	2,368,756	2,041,422
3.278%, 11/25/49 (144A) (i)	2,099,362	1,867,970
VM DEBT LLC 7.500%, 06/15/24	2,400,000	2,400,000
VOLT LXIV LLC 3.375%, 10/25/47 (144A) (i)	1,525,176	1,388,952
VOLT LXXXV LLC 3.228%, 01/25/50 (144A) (i)	1,995,305	1,757,770
VOLT LXXXVII LLC 2.981%, 02/25/50 (144A) (i)	2,371,226	1,700,690
VOLT LXXXVIII LLC 2.981%, 03/25/50 (144A) (i)	2,770,772	2,418,545
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	1,134,137	1,128,734

		106,779,138

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 1.747%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	760,255	715,266

Total Asset-Backed Securities (Cost $187,209,368)		178,068,475

Mortgage-Backed Securities—4.6%

Collateralized Mortgage Obligations—2.4%
ACRE TL 6.400%, 12/15/20	3,800,000	3,800,000
Banc of America Funding Trust 4.832%, 05/20/34 (a)	413,942	391,448
Bear Stearns ALT-A Trust 1.587%, 1M LIBOR + 0.640%, 07/25/34 (a)	302,506	300,090
Global Mortgage Securitization, Ltd. 1.267%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	283,375	256,862
HarborView Mortgage Loan Trust 4.093%, 05/19/34 (a)	599,312	559,814
Headlands Residential LLC
3.875%, 08/25/22 (144A) (i)	3,600,000	3,612,619
3.967%, 06/25/24 (144A) (i)	3,100,000	2,685,146
4.250%, 06/25/23 (144A) (i)	4,450,000	4,426,804
Impac CMB Trust 1.687%, 1M LIBOR + 0.740%, 11/25/34 (a)	1,757,865	1,653,008
JPMorgan Mortgage Trust 4.670%, 08/25/34 (a)	92,071	88,298
MASTR Asset Securitization Trust 5.500%, 12/25/33	245,864	250,800
Merrill Lynch Mortgage Investors Trust
1.407%, 1M LIBOR + 0.460%, 04/25/29 (a)	278,548	244,629
1.447%, 1M LIBOR + 0.500%, 05/25/29 (a)	845,629	757,092
1.567%, 1M LIBOR + 0.620%, 10/25/28 (a)	343,762	315,495

Collateralized Mortgage Obligations—(Continued)
Merrill Lynch Mortgage Investors Trust
1.587%, 1M LIBOR + 0.640%, 10/25/28 (a)	642,943	585,211
2.574%, 6M LIBOR + 0.680%, 01/25/29 (a)	444,779	414,741
Seasoned Credit Risk Transfer Trust
3.500%, 07/25/58	4,855,411	5,203,585
3.500%, 10/25/58	1,345,987	1,484,228
Sequoia Mortgage Trust
1.373%, 1M LIBOR + 0.600%, 12/20/34 (a)	869,123	757,594
1.413%, 1M LIBOR + 0.640%, 01/20/34 (a)	458,264	412,552
1.433%, 1M LIBOR + 0.660%, 07/20/33 (a)	591,914	535,198
1.453%, 1M LIBOR + 0.680%, 10/20/34 (a)	887,692	772,800
1.533%, 1M LIBOR + 0.760%, 04/20/33 (a)	437,442	396,408
Structured Asset Mortgage Investments Trust 1.650%, 1M LIBOR + 0.900%, 05/19/33 (a)	785,177	713,108
Structured Asset Mortgage Investments Trust II
1.450%, 1M LIBOR + 0.700%, 01/19/34 (a)	845,116	753,455
1.450%, 1M LIBOR + 0.700%, 03/19/34 (a)	842,555	750,656
Structured Asset Securities Corp. Mortgage Loan Trust 1.547%, 1M LIBOR + 0.600%, 10/25/27 (a)	127,647	125,585
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.827%, 11/25/33 (a)	347,262	317,834
Thornburg Mortgage Securities Trust
1.587%, 1M LIBOR + 0.640%, 09/25/43 (a)	402,071	363,508
3.510%, 12/25/44 (a)	555,591	506,568
3.713%, 04/25/45 (a)	1,079,905	943,417
Toorak Mortgage Corp. 3.721%, 09/25/22 (i)	2,107,000	1,881,945

		36,260,498

Commercial Mortgage-Backed Securities—2.2%
BAMLL Commercial Mortgage Securities Trust 4.214%, 08/15/46 (144A) (a)	1,200,000	1,025,503
BB-UBS Trust
2.892%, 06/05/30 (144A)	240,000	239,510
3.430%, 11/05/36 (144A)	2,950,000	2,930,501
BXMT, Ltd.
2.750%, 1M LIBOR + 1.950%, 06/15/35 (144A) (a)	2,200,000	1,940,356
3.500%, 1M LIBOR + 2.700%, 06/15/35 (144A) (a)	1,860,000	1,517,762
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	4,384,093
Commercial Mortgage Trust
0.216%, 07/10/45 (144A) (a) (b)	119,969,510	852,048
2.896%, 02/10/37 (144A)	3,050,000	2,696,834
3.815%, 04/10/33 (144A) (a)	1,450,000	1,570,604
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	812,291
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	2,837,771
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	748,231
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	1,861,354
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	522,273

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
RR Trust Zero Coupon, 04/26/48 (144A) † (c)	8,830,000	$7,128,165
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,393,116
Wells Fargo Commercial Mortgage Trust
2.819%, 08/15/50	22,090	22,062
WF-RBS Commercial Mortgage Trust 4.258%, 03/15/45 (144A) (a)	300,000	262,906

		32,745,380

Total Mortgage-Backed Securities (Cost $71,119,705)		69,005,878

Foreign Government—1.1%

Sovereign—1.1%
Colombia Government International Bonds
4.000%, 02/26/24	923,000	933,993
5.000%, 06/15/45	749,000	767,725
5.625%, 02/26/44	200,000	219,500
7.375%, 09/18/37	200,000	249,000
Israel Government AID Bonds
Zero Coupon, 11/01/24	8,960,000	8,496,145
Zero Coupon, 08/15/25	2,500,000	2,342,126
Mexico Government International Bonds
3.600%, 01/30/25	537,000	544,384
4.125%, 01/21/26	189,000	193,727
4.350%, 01/15/47	228,000	221,518
4.600%, 01/23/46	959,000	954,061
4.600%, 02/10/48	200,000	200,702
5.750%, 10/12/10	500,000	518,130
Panama Government International Bond 4.500%, 04/16/50	350,000	384,566
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	368,352

Total Foreign Government (Cost $15,768,707)		16,393,929

Short-Term Investment—3.4%

Repurchase Agreement—3.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $51,220,169; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $52,248,998.	51,220,169	51,220,169

Total Short-Term Investments (Cost $51,220,169)		51,220,169

Securities Lending Reinvestments (j)—1.9%
Security Description	Shares/ Principal Amount*	Value

Certificates of Deposit—0.3%
Bank of Nova Scotia 0.380%, FEDEFF PRV + 0.290%, 07/10/20 (a)	999,392	996,820
Canadian Imperial Bank of Commerce 0.440%, FEDEFF PRV + 0.350%, 08/06/20 (a)	1,000,000	995,158
Sumitomo Mitsui Banking Corp. 1.061%, 1M LIBOR + 0.120%, 07/28/20 (a)	1,000,000	999,240
Sumitomo Mitsui Trust Bank, Ltd. 1.970%, 04/17/20	2,000,000	2,001,180

		4,992,398

Repurchase Agreements—0.4%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $3,699,605; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $3,773,597.	3,699,605	3,699,605
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $500,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,100,012; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $1,600,026; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $1,777,658.	1,600,000	1,600,000

		6,899,605

Time Deposit—0.1%
ABN AMRO Bank NV 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—1.1%
BlackRock Liquidity Funds, Institutional Shares 0.340% (k)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (k)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (k)	2,000,000	2,000,000
U.S. Government Money Market Fund, Institutional Shares 0.820% (k)	1,000,000	1,000,000

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (k)	5,000,000	$5,000,000

		17,000,000

Total Securities Lending Reinvestments (Cost $29,899,271)		29,892,003

Total Investments—102.7% (Cost $1,482,489,743)		1,550,636,728
Other assets and liabilities (net)—(2.7)%		(40,932,597)

Net Assets—100.0%		$1,509,704,131

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $18,169,271, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $29,225,480 and the collateral received consisted of cash in the amount of $29,898,997. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.4% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $255,211,247, which is 16.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	$1,078,519	$1,078,519	$17,041
Continental Credit Card, 4.290%, 01/15/24	12/12/17	273,053	273,036	267,202
Fort Credit LLC, 3.754%, 11/16/35	11/28/18	5,900,000	5,900,000	5,176,312
Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77	01/17/17	156,000	154,509	177,663
Harborwalk Funding Trust, 5.077%, 02/15/69	02/28/19	1,100,000	1,100,000	1,296,423
LV Tower 52 Issuer LLC, 5.750%, 07/15/19	08/03/15-02/10/17	1,481,203	1,479,538	1,493,926
New York Life Insurance Co., 4.450%, 05/15/69	04/01/19	625,000	620,512	654,168
RR Trust, Zero Coupon, 04/26/48	05/24/18-05/29/18	8,830,000	5,926,793	7,128,165
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/16	1,887,996	1,882,063	1,958,371

				$18,169,271

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$854,441,326	$—	$854,441,326
Total Corporate Bonds & Notes*	—	351,614,948	—	351,614,948
Asset-Backed Securities
Asset-Backed - Automobile	—	67,651,281	—	67,651,281
Asset-Backed - Credit Card	—	2,922,790	—	2,922,790
Asset-Backed - Other	—	101,114,868	5,664,270	106,779,138
Asset-Backed - Student Loan	—	715,266	—	715,266
Total Asset-Backed Securities	—	172,404,205	5,664,270	178,068,475
Total Mortgage-Backed Securities*	—	69,005,878	—	69,005,878
Total Foreign Government*	—	16,393,929	—	16,393,929
Total Short-Term Investment*	—	51,220,169	—	51,220,169
Securities Lending Reinvestments
Certificates of Deposit	—	4,992,398	—	4,992,398
Repurchase Agreements	—	6,899,605	—	6,899,605
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	17,000,000	—	—	17,000,000
Total Securities Lending Reinvestments	17,000,000	12,892,003	—	29,892,003
Total Investments	$17,000,000	$1,527,972,458	$5,664,270	$1,550,636,728

Collateral for Securities Loaned (Liability)	$—	$(29,898,997)	$—	$(29,898,997)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—32.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Airbus SE (a)	14,496	$940,547
Austal, Ltd.	99,964	177,392
General Dynamics Corp.	3,123	413,204
Northrop Grumman Corp.	2,109	638,078
Raytheon Technologies Corp.	13,291	1,253,740
Safran S.A.	28,127	2,472,251
Thales S.A.	3,815	320,212
Ultra Electronics Holdings plc	19,851	493,984

		6,709,408

Air Freight & Logistics—0.1%
bpost S.A.	24,859	175,723
Deutsche Post AG	40,862	1,127,402
Yamato Holdings Co., Ltd.	12,500	196,180

		1,499,305

Airlines—0.1%
Delta Air Lines, Inc. (a)	19,309	550,886
Japan Airlines Co., Ltd.	8,900	163,781
Qantas Airways, Ltd.	185,861	364,559
Ryanair Holdings plc (ADR) (a)	19,364	1,028,035
Southwest Airlines Co.	8,786	312,869
United Airlines Holdings, Inc. (a)	1,003	31,644

		2,451,774

Auto Components—0.1%
Bridgestone Corp.	26,800	824,721
Magna International, Inc.	3,854	123,020
Sumitomo Electric Industries, Ltd.	44,700	470,190
TS Tech Co., Ltd.	12,800	303,284
Xinyi Glass Holdings, Ltd.	458,000	521,796
Yokohama Rubber Co., Ltd. (The)	21,400	265,516

		2,508,527

Automobiles—0.6%
Astra International Tbk PT	1,940,800	463,158
Daimler AG	713	21,873
General Motors Co.	9,266	192,547
Honda Motor Co., Ltd.	72,600	1,632,754
Mahindra & Mahindra, Ltd. (GDR)	139,485	538,412
Peugeot S.A.	85,809	1,144,043
Tesla, Inc. (a)	2,479	1,298,996
Toyota Motor Corp.	96,600	5,815,491

		11,107,274

Banks—2.5%
Australia & New Zealand Banking Group, Ltd.	93,946	1,013,178
Banco Santander Chile (ADR)	27,790	420,463
Banco Santander S.A.	198,818	483,913
Bank Central Asia Tbk PT	628,900	1,063,430
Bank of America Corp.	105,481	2,239,362
Bank Rakyat Indonesia Persero Tbk PT	5,910,500	1,086,870
Bankia S.A.	252,001	281,337
BAWAG Group AG (144A)	5,694	159,984
BNP Paribas S.A.	35,415	1,067,593

Banks—(Continued)
BOC Hong Kong Holdings, Ltd.	125,000	344,450
Capitec Bank Holdings, Ltd.	14,203	695,362
Citigroup, Inc.	36,436	1,534,684
Citizens Financial Group, Inc.	28,872	543,082
Commonwealth Bank of Australia	7,409	279,856
Credicorp, Ltd.	6,460	924,232
DBS Group Holdings, Ltd.	207,200	2,709,175
DNB ASA	74,432	834,771
East West Bancorp, Inc.	5,784	148,880
Erste Group Bank AG (a)	32,388	600,303
Fifth Third Bancorp	15,190	225,571
FinecoBank Banca Fineco S.p.A.	84,364	766,662
First Republic Bank	9,300	765,204
Grupo Financiero Banorte S.A.B. de C.V. - Class O (b)	181,800	498,135
HDFC Bank, Ltd. (ADR)	99,822	3,839,154
HSBC Holdings plc	307,709	1,732,888
ING Groep NV (a)	109,062	571,273
Israel Discount Bank, Ltd. - Class A	176,694	523,336
Itau Unibanco Holding S.A. (ADR) (b)	232,555	1,044,172
KBC Group NV (a)	6,866	316,845
KeyCorp	30,052	311,639
Kotak Mahindra Bank, Ltd.	57,652	968,818
Lloyds Banking Group plc	1,032,142	407,018
M&T Bank Corp. (b)	5,633	582,621
Mitsubishi UFJ Financial Group, Inc.	678,900	2,532,733
National Australia Bank, Ltd.	9,947	105,153
Norwegian Finans Holding ASA (a)	56,640	229,634
PNC Financial Services Group, Inc. (The)	9,433	902,927
Public Bank Bhd	102,400	374,148
Regions Financial Corp.	26,934	241,598
Sberbank of Russia PJSC	71,260	169,630
Sberbank of Russia PJSC (ADR)	148,355	1,394,537
Shinsei Bank, Ltd.	57,600	768,810
Skandinaviska Enskilda Banken AB - Class A	102,797	695,367
Standard Chartered plc	158,427	873,197
Sumitomo Mitsui Financial Group, Inc.	87,900	2,135,734
Sumitomo Mitsui Trust Holdings, Inc.	32,000	924,449
Svenska Handelsbanken AB - A Shares	125,320	1,049,458
Truist Financial Corp.	16,397	505,683
U.S. Bancorp	13,019	448,505
UniCredit S.p.A. (a)	9,956	77,953
United Overseas Bank, Ltd.	86,800	1,188,682
Wells Fargo & Co.	40,067	1,149,923
Westpac Banking Corp.	22,652	236,775

		44,989,157

Beverages—0.6%
Ambev S.A. (ADR) (b)	297,865	685,089
Anheuser-Busch InBev S.A.	10,050	446,304
Asahi Group Holdings, Ltd.	12,700	412,355
Britvic plc	18,574	161,395
Budweiser Brewing Co. APAC, Ltd. (144A) (a)	580,200	1,490,777
Carlsberg A/S - Class B	10,734	1,218,482
Coca-Cola Amatil, Ltd.	99,800	551,584
Coca-Cola Co. (The)	20,245	895,841
Constellation Brands, Inc. - Class A	3,596	515,523

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Diageo plc	69,673	$2,231,534
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	11,175	676,199
Heineken NV	6,353	531,734
Keurig Dr Pepper, Inc. (b)	9,318	226,148
Kweichow Moutai Co., Ltd. - Class A	8,456	1,329,205
Monster Beverage Corp. (a)	1,656	93,167
PepsiCo, Inc.	533	64,013

		11,529,350

Biotechnology—0.4%
AbbVie, Inc.	19,310	1,471,229
Alexion Pharmaceuticals, Inc. (a)	2,117	190,086
Amgen, Inc.	6,752	1,368,833
Biogen, Inc. (a)	1,159	366,684
CSL, Ltd.	12,255	2,223,093
Exact Sciences Corp. (a)	6,487	376,246
Exelixis, Inc. (a)	21,035	362,223
Gilead Sciences, Inc.	1,385	103,543
Intercept Pharmaceuticals, Inc. (a) (b)	2,551	160,611
Regeneron Pharmaceuticals, Inc. (a)	1,918	936,540
Sage Therapeutics, Inc. (a)	2,238	64,275
Vertex Pharmaceuticals, Inc. (a)	1,461	347,645

		7,971,008

Building Products—0.2%
Cie de Saint-Gobain	21,852	531,306
Daikin Industries, Ltd.	12,000	1,463,353
Fortune Brands Home & Security, Inc.	10,525	455,206
Masco Corp.	7,317	252,949
Trane Technologies plc	9,824	811,364

		3,514,178

Capital Markets—1.0%
3i Group plc	259,242	2,537,096
Ameriprise Financial, Inc.	960	98,381
B3 S.A. - Brasil Bolsa Balcao	110,448	763,088
BlackRock, Inc.	2,128	936,256
Charles Schwab Corp. (The)	47,415	1,594,092
CME Group, Inc.	2,296	397,001
Credit Suisse Group AG (a)	58,793	485,477
Deutsche Bank AG (a)	29,294	196,794
Deutsche Boerse AG	7,497	1,029,849
Euronext NV	11,276	839,949
Goldman Sachs Group, Inc. (The)	1,809	279,653
Hong Kong Exchanges and Clearing, Ltd.	58,300	1,750,821
Invesco, Ltd. (b)	11,030	100,152
IOOF Holdings, Ltd.	47,607	106,364
Julius Baer Group, Ltd. (a)	18,518	632,223
Macquarie Group, Ltd.	1,620	88,198
MarketAxess Holdings, Inc.	249	82,810
Morgan Stanley	41,019	1,394,646
Nasdaq, Inc.	5,056	480,067
Natixis S.A. (b)	12,660	41,163
Nomura Holdings, Inc.	207,900	880,715
Northern Trust Corp.	4,440	335,043

Capital Markets—(Continued)
S&P Global, Inc.	4,726	1,158,106
State Street Corp.	7,193	383,171
T. Rowe Price Group, Inc.	7,131	696,342

		17,287,457

Chemicals—0.5%
AdvanSix, Inc. (a)	5,606	53,481
Air Liquide S.A.	22,789	2,921,024
Air Products & Chemicals, Inc.	926	184,839
Akzo Nobel NV	17,772	1,171,643
BASF SE	5,540	267,768
Celanese Corp.	2,933	215,253
Chr Hansen Holding A/S	5,250	393,909
Daicel Corp.	62,100	453,413
Dow, Inc. (a)	5,668	165,732
DuPont de Nemours, Inc.	3,346	114,099
Eastman Chemical Co.	6,321	294,432
Linde plc	1,616	279,568
LyondellBasell Industries NV - Class A	2,139	106,159
Orica, Ltd.	22,681	212,780
Teijin, Ltd.	18,900	320,200
Tokuyama Corp.	14,100	272,573
Toray Industries, Inc.	88,900	385,489
Zeon Corp.	45,000	338,428

		8,150,790

Commercial Services & Supplies—0.1%
Cintas Corp.	450	77,949
Copart, Inc. (a)	6,105	418,315
SPIE S.A.	36,511	366,821
Waste Connections, Inc.	9,546	739,815

		1,602,900

Communications Equipment—0.1%
Arista Networks, Inc. (a)	1,542	312,332
Cisco Systems, Inc.	16,495	648,419
CommScope Holding Co., Inc. (a)	29,031	264,472
Motorola Solutions, Inc.	416	55,295
Nokia Oyj (a)	82,346	258,431
VTech Holdings, Ltd.	17,600	126,946

		1,665,895

Construction & Engineering—0.3%
Eiffage S.A.	17,236	1,220,690
Kyudenko Corp.	8,800	238,188
Obayashi Corp.	32,000	274,120
Skanska AB - B Shares (b)	65,472	997,888
Vinci S.A.	24,057	1,990,598

		4,721,484

Construction Materials—0.2%
CRH plc	15,945	434,643
CSR, Ltd.	282,997	548,185
LafargeHolcim, Ltd. (a)	38,062	1,391,424
Martin Marietta Materials, Inc.	2,980	563,905

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction Materials—(Continued)
Rhi Magnesita NV	3,819	$96,965
Siam Cement PCL (The)	59,100	583,481
Vulcan Materials Co.	4,190	452,813
Wienerberger AG	28,963	458,214

		4,529,630

Consumer Finance—0.1%
American Express Co.	10,865	930,153
Capital One Financial Corp.	20,682	1,042,786

		1,972,939

Containers & Packaging—0.2%
Avery Dennison Corp.	7,368	750,578
Ball Corp.	17,785	1,149,978
Crown Holdings, Inc. (a)	3,079	178,705
Graphic Packaging Holding Co.	27,019	329,632
Packaging Corp. of America	5,525	479,736
WestRock Co.	15,189	429,241

		3,317,870

Distributors—0.0%
D’ieteren S.A.	3,890	192,950
Inchcape plc	87,647	470,340

		663,290

Diversified Consumer Services—0.0%
H&R Block, Inc. (b)	1,678	23,626

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	14,013	2,561,997
EXOR NV	17,482	900,492
FirstRand, Ltd. (b)	386,685	868,759
M&G plc (a)	425,337	592,272
Mitsubishi UFJ Lease & Finance Co., Ltd.	107,100	526,673
ORIX Corp.	73,800	887,471
Voya Financial, Inc.	4,704	190,747

		6,528,411

Diversified Telecommunication Services—0.7%
AT&T, Inc. (b)	6,487	189,096
Deutsche Telekom AG	111,301	1,473,685
Internet Initiative Japan, Inc.	10,800	354,368
Nippon Telegraph & Telephone Corp.	133,900	3,177,476
Orange S.A.	67,003	830,717
Singapore Telecommunications, Ltd.	643,200	1,150,169
Spark New Zealand, Ltd.	112,666	274,626
Swisscom AG	2,264	1,220,540
Telefonica S.A.	49,905	229,106
Telenor ASA	86,427	1,266,545
Verizon Communications, Inc.	38,110	2,047,650

		12,213,978

Electric Utilities—0.8%
American Electric Power Co., Inc.	13,964	1,116,841

Electric Utilities—(Continued)
Duke Energy Corp.	7,327	592,608
Edison International	6,536	358,107
Endesa S.A.	74,908	1,603,721
Enel S.p.A.	389,155	2,708,682
Entergy Corp.	9,217	866,121
Iberdrola S.A.	239,555	2,365,365
NextEra Energy, Inc.	8,092	1,947,097
Orsted A/S	10,516	1,032,724
Power Assets Holdings, Ltd.	193,000	1,149,800
Southern Co. (The)	3,656	197,936
Xcel Energy, Inc.	14,974	902,932

		14,841,934

Electrical Equipment—0.4%
AMETEK, Inc.	7,120	512,782
Eaton Corp. plc	8,878	689,732
Emerson Electric Co.	4,492	214,044
Generac Holdings, Inc. (a)	7,290	679,209
Mabuchi Motor Co., Ltd.	26,200	782,475
Schneider Electric SE	44,463	3,828,198
Signify NV (a)	27,459	533,380
WEG S.A.	77,220	498,889

		7,738,709

Electronic Equipment, Instruments & Components—0.5%
Amano Corp.	11,100	245,297
Amphenol Corp. - Class A	4,899	357,039
Arrow Electronics, Inc. (a)	4,527	234,815
Barco NV	2,172	335,526
Delta Electronics, Inc.	228,867	912,115
Hitachi, Ltd.	60,900	1,772,789
Japan Aviation Electronics Industry, Ltd.	12,000	144,224
Keyence Corp.	5,900	1,904,021
Keysight Technologies, Inc. (a) (b)	6,400	535,552
Landis & Gyr Group AG	12,343	850,741
Largan Precision Co., Ltd.	7,000	870,205
Zebra Technologies Corp. - Class A (a)	3,350	615,060

		8,777,384

Entertainment—0.4%
Capcom Co., Ltd.	24,200	757,854
Electronic Arts, Inc. (a)	1,782	178,503
Netflix, Inc. (a)	4,573	1,717,161
Nintendo Co., Ltd.	5,500	2,121,316
Sea, Ltd. (ADR) (a) (b)	21,618	957,894
Spotify Technology S.A. (a)	3,738	453,943
Take-Two Interactive Software, Inc. (a)	6,238	739,889

		6,926,560

Equity Real Estate Investment Trusts—0.3%
American Homes 4 Rent Trust - Class A	12,630	293,016
Brixmor Property Group, Inc.	20,302	192,869
Dexus	80,827	461,373
EastGroup Properties, Inc.	1,499	156,616
Equinix, Inc.	841	525,263

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Equity Residential	6,410	$395,561
Federal Realty Investment Trust	3,093	230,769
Goodman Group	108,047	825,413
Kimco Realty Corp.	16,273	157,360
Mid-America Apartment Communities, Inc.	5,693	586,550
Outfront Media, Inc.	16,765	225,992
Prologis, Inc.	7,944	638,459
Public Storage	3,309	657,201
Rayonier, Inc.	14,863	350,024
SBA Communications Corp.	174	46,975
Sun Communities, Inc.	578	72,163
Unibail-Rodamco-Westfield (a)	3,532	200,004
Ventas, Inc.	3,329	89,217
Weyerhaeuser Co.	9,831	166,635

		6,271,460

Food & Staples Retailing—0.5%
Bid Corp., Ltd.	68,864	815,103
Coles Group, Ltd.	34,534	326,739
Coles Group, Ltd. (144A)	77,448	732,763
Costco Wholesale Corp.	2,652	756,165
Jeronimo Martins SGPS S.A.	66,522	1,203,217
Koninklijke Ahold Delhaize NV	55,623	1,301,761
Kroger Co. (The)	3,410	102,709
Metcash, Ltd.	201,754	390,353
President Chain Store Corp.	149,000	1,394,408
Raia Drogasil S.A.	29,605	580,295
Seven & i Holdings Co., Ltd.	23,400	772,723
Sysco Corp.	1,426	65,068
Wal-Mart de Mexico S.A.B. de C.V.	418,308	985,530
Walgreens Boots Alliance, Inc.	11,200	512,400

		9,939,234

Food Products—0.8%
Conagra Brands, Inc.	2,064	60,558
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	34,871	616,933
Greencore Group plc (a)	117,349	239,824
Mondelez International, Inc. - Class A	13,642	683,191
Morinaga & Co., Ltd.	10,100	413,778
Nestle S.A.	104,626	10,783,616
Nichirei Corp.	13,800	391,032
Post Holdings, Inc. (a) (b)	5,143	426,715
Tate & Lyle plc	56,348	457,625
WH Group, Ltd.	780,500	724,802

		14,798,074

Gas Utilities—0.2%
Enagas S.A.	52,928	1,052,883
Snam S.p.A.	341,353	1,576,584
Tokyo Gas Co., Ltd.	16,600	393,287

		3,022,754

Health Care Equipment & Supplies—0.3%
Ansell, Ltd.	37,571	640,310
Baxter International, Inc.	6,185	502,160

Health Care Equipment & Supplies—(Continued)
Boston Scientific Corp. (a)	7,401	241,495
DexCom, Inc. (a)	2,266	610,166
Edwards Lifesciences Corp. (a)	862	162,591
Intuitive Surgical, Inc. (a)	1,263	625,450
Koninklijke Philips NV	6,333	256,326
Medtronic plc	17,016	1,534,503
Olympus Corp.	24,300	350,708
Zimmer Biomet Holdings, Inc.	5,690	575,145

		5,498,854

Health Care Providers & Services—0.4%
Acadia Healthcare Co., Inc. (a) (b)	8,838	162,177
Alfresa Holdings Corp.	11,400	212,641
AmerisourceBergen Corp.	4,122	364,797
Anthem, Inc.	1,409	319,899
Cigna Corp. (a)	2,528	447,911
DaVita, Inc. (a)	2,319	176,383
HCA Healthcare, Inc.	2,509	225,434
McKesson Corp.	2,661	359,927
Medipal Holdings Corp.	15,600	291,550
Ship Healthcare Holdings, Inc.	3,600	147,603
UnitedHealth Group, Inc.	15,946	3,976,613

		6,684,935

Health Care Technology—0.1%
Teladoc Health, Inc. (a) (b)	5,622	871,466
Veeva Systems, Inc. - Class A (a)	1,809	282,874

		1,154,340

Hotels, Restaurants & Leisure—0.3%
Brinker International, Inc.	7,767	93,282
Hilton Worldwide Holdings, Inc.	5,372	366,585
Huazhu Group, Ltd. (ADR) (b)	15,268	438,650
InterContinental Hotels Group plc (a)	36,820	1,576,472
Las Vegas Sands Corp.	5,750	244,202
McDonald’s Corp.	1,279	211,483
Saizeriya Co., Ltd.	7,800	147,990
Sands China, Ltd.	250,400	911,297
Sodexo S.A. (b)	1,786	121,024
Whitbread plc (a)	5,690	213,074
Yum China Holdings, Inc.	25,951	1,106,291
Yum! Brands, Inc.	3,737	256,097

		5,686,447

Household Durables—0.5%
Barratt Developments plc (a)	205,774	1,121,486
Berkeley Group Holdings plc	18,985	848,650
Garmin, Ltd.	7,711	578,017
Lennar Corp. - Class A	6,358	242,876
Midea Group Co., Ltd. - Class A	145,500	996,634
Newell Brands, Inc.	14,589	193,742
Panasonic Corp.	67,400	514,515
Redrow plc	75,249	335,146
Sekisui House, Ltd.	56,700	937,043
Sony Corp.	47,000	2,793,830

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Taylor Wimpey plc (a)	764,602	$1,111,092
Vistry Group plc	13,758	98,172

		9,771,203

Household Products—0.2%
Energizer Holdings, Inc. (b)	10,116	306,009
Kimberly-Clark Corp.	1,415	180,936
Procter & Gamble Co. (The)	21,023	2,312,530
Unilever Indonesia Tbk PT	733,000	323,674

		3,123,149

Independent Power and Renewable Electricity Producers—0.0%
Electric Power Development Co., Ltd.	15,100	304,847
Scatec Solar ASA	29,308	371,815

		676,662

Industrial Conglomerates—0.2%
Bidvest Group, Ltd. (The)	41,444	338,015
Carlisle Cos., Inc.	3,466	434,221
CK Hutchison Holdings, Ltd.	78,500	526,445
Honeywell International, Inc.	12,127	1,622,471
Jardine Matheson Holdings, Ltd.	14,800	740,306
KOC Holding A/S	102,185	207,189
Siemens AG	4,724	406,587

		4,275,234

Insurance—1.9%
Ageas	38,130	1,586,601
AIA Group, Ltd.	803,200	7,225,829
Alleghany Corp.	404	223,149
Allianz SE	16,062	2,768,791
Allstate Corp. (The)	6,523	598,355
American International Group, Inc.	11,102	269,224
Aon plc	111	18,319
Arch Capital Group, Ltd. (a)	1,852	52,708
Arthur J. Gallagher & Co.	1,146	93,410
Assicurazioni Generali S.p.A.	13,633	185,722
Aviva plc	26,484	87,924
AXA S.A.	23,235	402,358
Chubb, Ltd.	3,568	398,510
Cincinnati Financial Corp. (b)	1,865	140,714
Dai-ichi Life Holdings, Inc.	40,000	478,697
Fairfax Financial Holdings, Ltd.	780	239,429
Hannover Rueck SE	7,717	1,128,281
Hartford Financial Services Group, Inc. (The)	19,722	695,003
HDFC Life Insurance Co., Ltd.	168,200	963,429
Legal & General Group plc	547,411	1,309,600
Loews Corp.	25,517	888,757
Marsh & McLennan Cos., Inc.	7,364	636,691
MS&AD Insurance Group Holdings, Inc.	13,400	375,324
Muenchener Rueckversicherungs-Gesellschaft AG	8,753	1,769,369
Ping An Insurance Group Co. of China, Ltd. - Class H	403,000	3,942,210
Progressive Corp. (The)	11,571	854,403
Prudential Financial, Inc.	2,284	119,088
Prudential plc	115,184	1,470,328

Insurance—(Continued)
Sanlam, Ltd.	126,600	361,120
Swiss Life Holding AG	3,603	1,226,712
Swiss Re AG	11,765	907,126
T&D Holdings, Inc.	72,300	590,289
Tokio Marine Holdings, Inc.	28,300	1,297,910
Travelers Cos., Inc. (The) (b)	7,438	738,965
Zurich Insurance Group AG	2,590	919,344

		34,963,689

Interactive Media & Services—0.9%
Alphabet, Inc. - Class A (a)	1,433	1,665,074
Alphabet, Inc. - Class C (a) (b)	3,959	4,603,565
Facebook, Inc. - Class A (a) (b)	13,531	2,256,971
NAVER Corp.	7,560	1,039,979
Tencent Holdings, Ltd.	134,100	6,538,927

		16,104,516

Internet & Direct Marketing Retail—1.0%
Alibaba Group Holding, Ltd. (ADR) (a)	27,504	5,348,978
Amazon.com, Inc. (a) (b)	4,029	7,855,422
Booking Holdings, Inc. (a)	671	902,710
Expedia Group, Inc.	2,777	156,262
JD.com, Inc. (ADR) (a)	36,665	1,484,932
MercadoLibre, Inc. (a)	3,860	1,885,919

		17,634,223

IT Services—1.4%
Accenture plc - Class A	3,739	610,429
Adyen NV (a)	1,363	1,153,544
Automatic Data Processing, Inc.	4,266	583,077
Booz Allen Hamilton Holding Corp.	10,150	696,696
Capgemini SE	16,315	1,380,161
Computacenter plc	10,007	177,387
Digital Garage, Inc.	8,200	261,632
EPAM Systems, Inc. (a)	4,967	922,173
Fiserv, Inc. (a)	9,668	918,363
FleetCor Technologies, Inc. (a)	452	84,316
Fujitsu, Ltd.	9,500	857,271
Global Payments, Inc.	7,548	1,088,648
GMO internet, Inc.	10,100	169,879
Infosys, Ltd. (ADR) (b)	251,350	2,063,584
International Business Machines Corp.	6,236	691,759
Leidos Holdings, Inc.	4,017	368,158
MasterCard, Inc. - Class A	14,192	3,428,220
MongoDB, Inc. (a)	1,530	208,906
Nihon Unisys, Ltd.	24,200	647,579
Nomura Research Institute, Ltd.	14,300	302,149
Otsuka Corp.	33,900	1,450,400
PayPal Holdings, Inc. (a)	21,891	2,095,844
SCSK Corp.	5,500	245,223
Shopify, Inc. - Class A (a)	590	245,989
Sopra Steria Group	1,494	163,899
Tata Consultancy Services, Ltd.	110,012	2,626,067
TIS, Inc.	42,600	704,107
Visa, Inc. - A Shares (b)	3,361	541,524

		24,686,984

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.1%
Illumina, Inc. (a) (b)	2,308	$630,361
Mettler-Toledo International, Inc. (a)	250	172,627
Thermo Fisher Scientific, Inc.	5,803	1,645,731

		2,448,719

Machinery—0.4%
Alstom S.A.	31,871	1,333,823
Cummins, Inc.	3,023	409,072
Deere & Co.	1,324	182,924
Dover Corp.	5,604	470,400
Illinois Tool Works, Inc. (b)	2,804	398,505
Ingersoll Rand, Inc. (a) (b)	13,935	345,588
ITT, Inc.	1,000	45,360
Middleby Corp. (The) (a)	3,410	193,961
Nordson Corp.	3,234	436,816
Parker-Hannifin Corp.	2,854	370,249
SKF AB - B Shares	65,445	900,385
Snap-on, Inc.	991	107,841
Stanley Black & Decker, Inc.	8,390	839,000
Techtronic Industries Co., Ltd.	141,500	911,537
Wartsila Oyj Abp	33,508	246,239

		7,191,700

Media—0.3%
Altice USA, Inc. - Class A (a)	4,469	99,614
Charter Communications, Inc. - Class A (a)	3,374	1,472,110
Comcast Corp. - Class A	32,148	1,105,248
Discovery, Inc. - Class A (a) (b)	9,209	179,023
Discovery, Inc. - Class C (a)	20,978	367,954
DISH Network Corp. - Class A (a)	13,140	262,669
Entercom Communications Corp. - Class A	44,321	75,789
I-CABLE Communications, Ltd. (a)	26,899	210
ITV plc (a)	62,296	51,509
Mediaset Espana Comunicacion S.A.	92,499	343,191
New York Times Co. (The) - Class A	12,620	387,560
Nexstar Media Group, Inc. - Class A (b)	4,674	269,830
ViacomCBS, Inc. - Class B	12,159	170,348

		4,785,055

Metals & Mining—0.6%
Anglo American plc	88,849	1,552,572
ArcelorMittal S.A.	22,054	209,005
BHP Group, Ltd.	204,349	3,715,048
Fortescue Metals Group, Ltd.	107,424	656,122
IGO, Ltd.	142,152	379,857
Newmont Corp.	3,378	152,956
Rio Tinto plc	63,489	2,914,320
Rio Tinto, Ltd.	23,903	1,265,272

		10,845,152

Multi-Utilities—0.1%
AGL Energy, Ltd.	44,408	475,570
Ameren Corp.	2,464	179,453
CMS Energy Corp. (b)	4,419	259,616
Sempra Energy	375	42,371

		957,010

Multiline Retail—0.1%
Kohl’s Corp. (b)	10,480	152,903
Lojas Renner S.A.	137,143	885,764
Marui Group Co., Ltd.	33,800	567,378
Next plc	12,085	608,732
Nordstrom, Inc. (b)	10,421	159,858
Target Corp.	3,670	341,200

		2,715,835

Oil, Gas & Consumable Fuels—0.8%
Beach Energy, Ltd.	527,132	386,007
BP plc	502,584	2,138,078
BW LPG, Ltd.	22,998	69,771
Cabot Oil & Gas Corp.	15,568	267,614
Chevron Corp. (b)	24,034	1,741,504
ConocoPhillips	17,618	542,634
Diamondback Energy, Inc.	10,271	269,100
EOG Resources, Inc.	9,483	340,629
EQT Corp. (b)	25,986	183,721
Equitrans Midstream Corp. (b)	27,754	139,603
Exxon Mobil Corp.	3,356	127,427
Iwatani Corp.	10,400	348,534
Japan Petroleum Exploration Co., Ltd.	6,400	105,052
Kinder Morgan, Inc.	28,215	392,753
Lundin Petroleum AB	37,337	714,964
Marathon Petroleum Corp.	21,897	517,207
OMV AG	20,517	567,092
ONEOK, Inc.	8,219	179,256
PBF Energy, Inc. - Class A	11,005	77,915
Phillips 66	6,926	371,580
Pioneer Natural Resources Co.	4,618	323,953
Royal Dutch Shell plc - A Shares	54,217	948,787
Royal Dutch Shell plc - B Shares	81,783	1,371,249
Total S.A.	46,537	1,804,680
Williams Cos., Inc. (The)	27,740	392,521

		14,321,631

Paper & Forest Products—0.0%
UPM-Kymmene Oyj	22,660	624,565

Personal Products—0.4%
Coty, Inc. - Class A	25,938	133,840
Kao Corp.	27,800	2,276,239
Unilever NV	46,313	2,281,840
Unilever plc	35,465	1,790,399

		6,482,318

Pharmaceuticals—2.8%
Allergan plc	4,097	725,579
Astellas Pharma, Inc.	74,500	1,153,272
AstraZeneca plc	12,477	1,114,546
Bayer AG	21,938	1,287,765
Bristol-Myers Squibb Co.	34,879	1,944,155
Catalent, Inc. (a)	9,930	515,863
Chugai Pharmaceutical Co., Ltd.	3,800	439,855
Eli Lilly & Co.	6,612	917,217

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
GlaxoSmithKline plc	227,372	$4,264,897
Jazz Pharmaceuticals plc (a)	3,849	383,899
Johnson & Johnson	14,741	1,932,987
Kaken Pharmaceutical Co., Ltd.	3,100	144,334
Merck & Co., Inc.	26,008	2,001,056
Novartis AG	95,684	7,907,808
Novo Nordisk A/S - Class B	93,365	5,631,912
Ono Pharmaceutical Co., Ltd.	19,600	451,164
Otsuka Holdings Co., Ltd.	36,100	1,413,295
Pfizer, Inc.	34,962	1,141,160
Roche Holding AG	30,248	9,834,049
Sanofi	65,237	5,743,516
Sawai Pharmaceutical Co., Ltd.	5,500	294,322
Shionogi & Co., Ltd.	21,200	1,043,169
TherapeuticsMD, Inc. (a) (b)	37,451	39,698

		50,325,518

Professional Services—0.3%
Adecco Group AG	23,098	911,349
FTI Consulting, Inc. (a)	5,120	613,222
IHS Markit, Ltd.	7,670	460,200
Intertrust NV	13,692	171,404
Meitec Corp.	5,200	206,943
Persol Holdings Co., Ltd.	22,500	226,001
Randstad NV (a)	15,215	537,570
RELX plc	57,092	1,223,888
Verisk Analytics, Inc.	364	50,734
Wolters Kluwer NV	24,200	1,720,615

		6,121,926

Real Estate Management & Development—0.3%
CBRE Group, Inc. - Class A (a)	21,844	823,737
CK Asset Holdings, Ltd.	97,500	530,423
Mitsui Fudosan Co., Ltd.	109,400	1,892,188
Nomura Real Estate Holdings, Inc.	45,000	729,915
Open House Co., Ltd.	17,000	349,663
Savills plc	8,885	90,887
Tokyo Tatemono Co., Ltd.	54,700	578,962
Tokyu Fudosan Holdings Corp.	145,200	694,988

		5,690,763

Road & Rail—0.4%
Aurizon Holdings, Ltd.	430,649	1,115,628
Central Japan Railway Co.	5,800	929,757
Kansas City Southern	1,791	227,779
Lyft, Inc. - Class A (a) (b)	12,189	327,275
Norfolk Southern Corp.	4,722	689,412
Old Dominion Freight Line, Inc.	4,574	600,318
Sankyu, Inc.	11,400	425,752
Tokyu Corp.	93,400	1,471,284
Union Pacific Corp.	1,615	227,779
West Japan Railway Co.	9,200	630,045

		6,645,029

Semiconductors & Semiconductor Equipment—1.5%
Advanced Micro Devices, Inc. (a)	31,315	1,424,206
Advantest Corp.	23,000	922,413
Analog Devices, Inc.	11,796	1,057,511
ASM International NV	15,268	1,527,654
ASML Holding NV	13,556	3,602,648
BE Semiconductor Industries NV	15,489	472,238
Dialog Semiconductor plc (a)	33,947	918,939
Enphase Energy, Inc. (a)	8,830	285,121
Entegris, Inc.	8,370	374,725
Infineon Technologies AG	68,226	1,021,932
Intel Corp.	4,166	225,464
Lam Research Corp.	3,863	927,120
Microchip Technology, Inc. (b)	4,416	299,405
Micron Technology, Inc. (a)	2,305	96,948
NVIDIA Corp.	7,219	1,902,928
NXP Semiconductors NV	4,242	351,789
Qorvo, Inc. (a)	1,622	130,782
QUALCOMM, Inc.	16,714	1,130,702
Renesas Electronics Corp. (a)	30,400	109,147
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	134,420	6,423,932
Teradyne, Inc. (b)	4,782	259,041
Texas Instruments, Inc.	13,917	1,390,726
Tokyo Electron, Ltd.	6,900	1,297,471
Xilinx, Inc.	3,700	288,378

		26,441,220

Software—1.3%
Avast plc	306,111	1,489,795
Fortinet, Inc. (a)	608	61,511
Intuit, Inc.	6,185	1,422,550
Medallia, Inc. (a)	11,870	237,875
Microsoft Corp.	69,865	11,018,409
Salesforce.com, Inc. (a)	12,041	1,733,663
SAP SE	36,287	4,167,675
ServiceNow, Inc. (a)	2,185	626,177
Slack Technologies, Inc. - Class A (a) (b)	5,300	142,252
Splunk, Inc. (a)	2,270	286,542
Synopsys, Inc. (a)	3,750	482,963
Trade Desk, Inc. (The) - Class A (a) (b)	2,680	517,240
Workday, Inc. - Class A (a)	724	94,279
Zscaler, Inc. (a) (b)	6,410	390,113

		22,671,044

Specialty Retail—0.7%
AutoZone, Inc. (a)	1,206	1,020,276
Best Buy Co., Inc.	11,676	665,532
Dunelm Group plc	58,627	513,023
Gap, Inc. (The) (b)	14,494	102,038
Hikari Tsushin, Inc.	1,100	184,553
Home Depot, Inc. (The)	13,877	2,590,975
Industria de Diseno Textil S.A (a)	71,157	1,847,360
JB Hi-Fi, Ltd.	29,505	519,488
K’s Holdings Corp.	23,900	226,680
Lowe’s Cos., Inc.	7,647	658,024
Mr. Price Group, Ltd.	25,500	161,700

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Murphy USA, Inc. (a) (b)	3,129	$263,962
National Vision Holdings, Inc. (a)	9,100	176,722
Nitori Holdings Co., Ltd.	5,800	783,988
O’Reilly Automotive, Inc. (a)	1,720	517,806
Pets at Home Group plc	44,682	144,149
Ross Stores, Inc.	12,851	1,117,652
TJX Cos., Inc. (The)	9,498	454,099
Tractor Supply Co.	5,430	459,107

		12,407,134

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	29,660	7,542,242
Brother Industries, Ltd.	44,300	677,137
Hewlett Packard Enterprise Co.	9,920	96,323
HP, Inc.	14,301	248,265
Logitech International S.A.	21,845	945,527
Samsung Electronics Co., Ltd. (GDR)	4,053	4,024,629

		13,534,123

Textiles, Apparel & Luxury Goods—0.4%
Adidas AG	7,381	1,697,983
Burberry Group plc	22,936	375,236
Cie Financiere Richemont S.A.	14,846	813,629
Columbia Sportswear Co. (b)	3,604	251,451
lululemon athletica, Inc. (a)	1,945	368,675
LVMH Moet Hennessy Louis Vuitton SE	7,058	2,619,896
NIKE, Inc. - Class B	8,148	674,166
Ralph Lauren Corp.	1,105	73,847

		6,874,883

Thrifts & Mortgage Finance—0.2%
Deutsche Pfandbriefbank AG	57,225	439,784
Housing Development Finance Corp., Ltd.	153,866	3,269,902

		3,709,686

Tobacco—0.3%
Altria Group, Inc.	10,278	397,450
British American Tobacco plc	60,095	2,052,146
ITC, Ltd.	405,657	900,241
Japan Tobacco, Inc.	14,300	264,699
Philip Morris International, Inc.	13,006	948,918
Swedish Match AB	22,032	1,260,274

		5,823,728

Trading Companies & Distributors—0.4%
Ashtead Group plc	64,723	1,437,539
Brenntag AG	24,509	925,939
Ferguson plc	24,729	1,546,324
HD Supply Holdings, Inc. (a)	3,556	101,097
Howden Joinery Group plc (a)	28,068	177,786
ITOCHU Corp.	55,000	1,141,145
Marubeni Corp.	131,300	654,612
Mitsubishi Corp.	55,100	1,169,479
Toyota Tsusho Corp.	19,200	452,031

		7,605,952

Wireless Telecommunication Services—0.3%
Freenet AG	60,191	1,077,529
KDDI Corp.	49,000	1,448,346
NTT DoCoMo, Inc.	40,600	1,276,268
Softbank Corp.	73,400	934,307
SoftBank Group Corp.	7,900	276,634
T-Mobile U.S., Inc. (a) (b)	2,549	213,861
Vodafone Group plc	148,572	207,541

		5,434,486

Total Common Stocks (Cost $646,310,105)		581,192,073

Corporate Bonds & Notes—16.5%

Advertising—0.0%
National CineMedia LLC 5.875%, 04/15/28 (144A)	40,000	27,600

Aerospace/Defense—0.2%
Arconic, Inc. 5.125%, 10/01/24	310,000	306,125
Boeing Co. (The)
3.100%, 05/01/26	385,000	356,000
3.250%, 02/01/35	238,000	206,644
3.600%, 05/01/34	80,000	71,553
Bombardier, Inc. 7.500%, 03/15/25 (144A)	245,000	169,663
General Dynamics Corp. 3.750%, 05/15/28	255,000	271,354
L3Harris Technologies, Inc.
3.832%, 04/27/25	581,000	604,563
4.400%, 06/15/28 (144A)	128,000	138,474
4.854%, 04/27/35	50,000	54,182
Northrop Grumman Corp. 3.250%, 01/15/28	525,000	550,805
Rockwell Collins, Inc.
3.200%, 03/15/24	473,000	487,992
4.350%, 04/15/47	50,000	55,653
Triumph Group, Inc.
6.250%, 09/15/24 (144A)	20,000	17,826
7.750%, 08/15/25	250,000	177,500
United Technologies Corp.
3.750%, 11/01/46	131,000	137,408
4.125%, 11/16/28	225,000	248,378
4.625%, 11/16/48	200,000	236,676

		4,090,796

Agriculture—0.2%
Altria Group, Inc.
3.875%, 09/16/46	327,000	295,566
4.800%, 02/14/29	558,000	583,850
BAT Capital Corp.
3.215%, 09/06/26	45,000	42,790
3.222%, 08/15/24	200,000	200,881

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
BAT Capital Corp.
4.390%, 08/15/37	834,000	$772,717
4.540%, 08/15/47	271,000	247,307
4.700%, 04/02/27	340,000	346,723
Imperial Brands Finance plc
3.125%, 07/26/24 (144A)	1,021,000	998,170
3.500%, 07/26/26 (144A)	355,000	327,726
Philip Morris International, Inc. 3.875%, 08/21/42	334,000	355,508

		4,171,238

Airlines—0.4%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	297,270	285,137
3.550%, 01/15/30 (144A)	646,240	698,568
3.750%, 12/15/27 (144A)	498,735	556,537
American Airlines Pass-Through Trust
3.000%, 10/15/28	142,985	134,941
3.150%, 02/15/32	310,150	279,249
3.200%, 06/15/28	341,800	371,538
3.375%, 05/01/27	108,852	100,946
3.600%, 09/22/27	162,109	152,469
3.700%, 10/01/26	435,918	420,009
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	329,846	309,740
4.125%, 09/20/31 (144A)	553,395	482,686
Continental Airlines Pass-Through Trust
4.000%, 10/29/24	589,602	569,989
4.150%, 04/11/24	394,445	425,010
Delta Air Lines Pass-Through Trust
3.204%, 10/25/25	367,000	358,294
3.625%, 07/30/27	104,633	95,082
6.821%, 08/10/22	124,884	131,515
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	146,255	147,363
United Airlines Pass-Through Trust
2.700%, 05/01/32	210,000	188,886
3.450%, 12/01/27	415,383	416,862
4.150%, 08/25/31	199,987	207,348

		6,332,169

Apparel—0.0%
NIKE, Inc. 3.250%, 03/27/40	220,000	229,711
William Carter Co. (The) 5.625%, 03/15/27 (144A)	230,000	220,470

		450,181

Auto Manufacturers—0.2%
Allison Transmission, Inc.
4.750%, 10/01/27 (144A)	250,000	230,000
5.000%, 10/01/24 (144A)	200,000	194,000
Daimler Finance North America LLC 3.400%, 02/22/22 (144A)	610,000	592,815

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC 4.687%, 06/09/25	500,000	445,000
General Motors Co.
5.000%, 04/01/35	589,000	442,629
5.400%, 04/01/48	385,000	280,664
Hyundai Capital America
2.375%, 02/10/23 (144A)	350,000	329,953
2.850%, 11/01/22 (144A)	600,000	585,747
Volkswagen Group of America Finance LLC 4.250%, 11/13/23 (144A)	265,000	261,828
Wabash National Corp. 5.500%, 10/01/25 (144A)	250,000	198,750

		3,561,386

Auto Parts & Equipment—0.1%
Adient Global Holdings, Ltd. 4.875%, 08/15/26 (144A)	315,000	215,728
Adient U.S. LLC 7.000%, 05/15/26 (144A)	145,000	134,125
American Axle & Manufacturing, Inc. 6.250%, 04/01/25 (b)	710,000	585,750
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26 (144A)	300,000	219,000
Dana, Inc. 5.500%, 12/15/24	207,000	180,609
Delphi Technologies plc 5.000%, 10/01/25 (144A)	280,000	223,300
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 6.250%, 05/15/26 (144A)	223,000	210,735

		1,769,247

Banks—4.1%
AIB Group plc 4.750%, 10/12/23 (144A)	625,000	618,771
ANZ New Zealand International, Ltd. 2.550%, 02/13/30 (144A) (b)	295,000	286,947
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	200,000	205,585
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/26 (144A)	295,000	296,052
6.750%, 5Y USD ICE Swap + 5.168%, 06/15/26 (144A) (d)	330,000	324,225
Banco Santander S.A. 2.706%, 06/27/24	600,000	594,211
Bank of America Corp.
2.015%, 3M LIBOR + 0.640%, 02/13/26 (d)	600,000	587,308
2.456%, 3M LIBOR + 0.870%, 10/22/25 (d)	150,000	151,269
2.496%, 3M LIBOR + 0.990%, 02/13/31 (d)	260,000	249,449
3.093%, 3M LIBOR + 1.090%, 10/01/25 (d)	200,000	204,069
3.248%, 10/21/27	1,000,000	1,044,394
3.419%, 3M LIBOR + 1.040%, 12/20/28 (d)	100,000	103,252
3.550%, 3M LIBOR + 0.780%, 03/05/24 (d)	980,000	1,015,865
3.705%, 3M LIBOR + 1.512%, 04/24/28 (d)	1,892,000	1,978,407
3.824%, 3M LIBOR + 1.575%, 01/20/28 (d)	500,000	518,602
3.864%, 3M LIBOR + 0.940%, 07/23/24 (d)	1,049,000	1,100,552

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
3.974%, 3M LIBOR + 1.210%, 02/07/30 (d)	229,000	$247,271
4.244%, 3M LIBOR + 1.814%, 04/24/38 (d)	270,000	310,430
4.450%, 03/03/26	167,000	180,605
Bank of Montreal
3.300%, 02/05/24	200,000	208,844
3.803%, 5Y USD Swap + 1.432%, 12/15/32 (d)	482,000	468,169
Bank of New Zealand 2.000%, 02/21/25 (144A)	415,000	406,155
Bank of Nova Scotia (The) 4.500%, 12/16/25	30,000	30,828
Banque Federative du Credit Mutuel S.A. 2.375%, 11/21/24 (144A)	400,000	391,674
Barclays plc
4.338%, 3M LIBOR + 1.356%, 05/16/24 (d)	1,446,000	1,395,015
5.200%, 05/12/26	330,000	339,042
BBVA USA 3.500%, 06/11/21	250,000	248,660
BNP Paribas S.A.
2.950%, 05/23/22 (144A)	200,000	194,048
3.052%, SOFR + 1.507%, 01/13/31 (144A) (d)	535,000	506,960
4.500%, 5Y H15 + 2.944%, 02/25/30 (144A) (d)	410,000	315,700
4.705%, 3M LIBOR + 2.235%, 01/10/25 (144A) (d)	200,000	208,398
BPCE S.A.
2.375%, 01/14/25 (144A)	400,000	371,451
2.700%, 10/01/29 (144A) (b)	685,000	649,911
4.000%, 09/12/23 (144A)	250,000	252,003
Canadian Imperial Bank of Commerce 3.100%, 04/02/24	150,000	155,046
Capital One N.A. 2.150%, 09/06/22	285,000	277,854
Citigroup, Inc.
2.312%, SOFR + 0.867%, 11/04/22 (d)	410,000	407,580
2.876%, 3M LIBOR + 0.950%, 07/24/23 (d)	378,000	380,964
3.200%, 10/21/26	90,000	93,216
3.352%, 3M LIBOR + 0.897%, 04/24/25 (d)	102,000	105,029
3.520%, 3M LIBOR + 1.151%, 10/27/28 (d)	322,000	322,421
3.668%, 3M LIBOR + 1.390%, 07/24/28 (d)	207,000	214,494
3.887%, 3M LIBOR + 1.563%, 01/10/28 (d)	1,540,000	1,585,225
3.980%, 3M LIBOR + 1.338%, 03/20/30 (d)	200,000	213,802
4.044%, 3M LIBOR + 1.023%, 06/01/24 (d)	2,883,000	3,044,916
4.400%, 06/10/25	120,000	129,831
4.450%, 09/29/27	74,000	77,593
5.300%, 05/06/44	100,000	121,354
Citizens Bank N.A. 3.700%, 03/29/23	660,000	676,061
Citizens Financial Group, Inc.
2.375%, 07/28/21	150,000	151,154
Comerica, Inc. 4.000%, 02/01/29	90,000	90,736
Commonwealth Bank of Australia 2.850%, 05/18/26 (144A)	150,000	155,534
Cooperative Rabobank UA
3.750%, 07/21/26	655,000	631,141
3.875%, 09/26/23 (144A)	670,000	688,871

Banks—(Continued)
Credit Agricole S.A. 3.875%, 04/15/24 (144A)	250,000	255,130
Credit Suisse AG 3.625%, 09/09/24	250,000	264,074
Credit Suisse Group AG
4.194%, SOFR + 3.730%, 04/01/31 (144A) (d)	345,000	353,413
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (d)	1,640,000	1,612,017
4.282%, 01/09/28 (144A)	380,000	389,145
Danske Bank A/S
2.800%, 03/10/21 (144A)	225,000	224,712
3.244%, 3M LIBOR + 1.591%, 12/20/25 (144A) (d)	210,000	195,206
5.000%, 01/12/22 (144A)	925,000	947,078
Federation des Caisses Desjardins du Quebec 2.050%, 02/10/25 (144A)	415,000	401,650
Fifth Third Bancorp 3.650%, 01/25/24	70,000	72,793
Fifth Third Bank
3.850%, 03/15/26	380,000	400,452
3.950%, 07/28/25	200,000	217,221
Goldman Sachs Group, Inc. (The)
2.905%, 3M LIBOR + 0.990%, 07/24/23 (d)	500,000	502,384
3.272%, 3M LIBOR + 1.201%, 09/29/25 (d)	550,000	560,876
3.500%, 11/16/26	1,819,000	1,859,271
3.691%, 3M LIBOR + 1.510%, 06/05/28 (d)	150,000	154,147
3.800%, 03/15/30	420,000	437,653
3.814%, 3M LIBOR + 1.158%, 04/23/29 (d)	350,000	361,830
3.850%, 01/26/27	1,314,000	1,352,090
4.017%, 3M LIBOR + 1.373%, 10/31/38 (d)	435,000	436,820
4.411%, 3M LIBOR + 1.430%, 04/23/39 (d)	140,000	152,461
HSBC Holdings plc
2.633%, 3M LIBOR + 1.140%, 11/07/25 (d)	945,000	916,892
3.803%, 3M LIBOR + 1.211%, 03/11/25 (d)	1,132,000	1,178,515
3.950%, 3M LIBOR + 0.987%, 05/18/24 (d)	1,501,000	1,537,941
4.292%, 3M LIBOR + 1.348%, 09/12/26 (d)	250,000	261,355
4.300%, 03/08/26	410,000	437,678
4.950%, 03/31/30	260,000	286,738
5.100%, 04/05/21	220,000	225,098
6.500%, 09/15/37	100,000	120,351
ING Groep NV 3.550%, 04/09/24	300,000	301,492
KeyBank N.A. 3.400%, 05/20/26	255,000	265,690
Lloyds Banking Group plc
2.438%, 5Y H15 + 1.000%, 02/05/26 (d)	310,000	292,777
4.375%, 03/22/28	283,000	304,488
4.582%, 12/10/25	225,000	231,478
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A)	200,000	212,864
Macquarie Group, Ltd.
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (d)	791,000	856,004
6.250%, 01/14/21 (144A)	150,000	153,048
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/25	1,180,000	1,168,356
2.998%, 02/22/22	100,000	101,949
3.407%, 03/07/24	250,000	257,935
3.751%, 07/18/39	250,000	246,427
3.761%, 07/26/23	50,000	51,674

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mizuho Financial Group, Inc.
2.555%, 3M LIBOR + 1.100%, 09/13/25 (d)	250,000	$246,933
2.869%, 3M LIBOR + 1.310%, 09/13/30 (d)	200,000	190,039
Morgan Stanley
2.720%, SOFR + 1.152%, 07/22/25 (d)	1,200,000	1,214,855
3.125%, 01/23/23	300,000	306,828
3.591%, 3M LIBOR + 1.340%, 07/22/28 (d)	699,000	732,608
3.622%, SOFR + 3.120%, 04/01/31 (d)	280,000	291,407
3.737%, 3M LIBOR + 0.847%, 04/24/24 (d)	2,519,000	2,593,608
3.875%, 01/27/26	150,000	161,880
3.971%, 3M LIBOR + 1.455%, 07/22/38 (d)	382,000	419,797
4.300%, 01/27/45	70,000	84,669
6.250%, 08/09/26	525,000	631,608
National Australia Bank, Ltd.
3.375%, 01/14/26	500,000	527,301
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (d)	390,000	383,770
NatWest Markets plc 3.625%, 09/29/22 (144A)	410,000	405,023
Nordea Bank Abp 4.250%, 09/21/22 (144A)	200,000	196,990
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (d)	196,000	189,950
PNC Bank N.A. 3.100%, 10/25/27	250,000	257,237
Regions Financial Corp. 3.800%, 08/14/23	45,000	45,558
Royal Bank of Canada 3.700%, 10/05/23	120,000	126,344
Royal Bank of Scotland Group plc
3.754%, 5Y H15 + 2.100%, 11/01/29 (d)	200,000	184,976
4.269%, 3M LIBOR + 1.762%, 03/22/25 (d)	530,000	544,554
4.519%, 3M LIBOR + 1.550%, 06/25/24 (b) (d)	1,480,000	1,490,155
4.892%, 3M LIBOR + 1.754%, 05/18/29 (d)	200,000	211,865
Santander UK Group Holdings plc 3.373%, 3M LIBOR + 1.080%, 01/05/24 (d)	535,000	538,687
Santander UK plc 2.875%, 06/18/24	245,000	244,590
Skandinaviska Enskilda Banken AB 3.050%, 03/25/22 (144A)	200,000	199,500
Societe Generale S.A.
2.625%, 10/16/24 (144A)	465,000	440,071
3.000%, 01/22/30 (144A)	279,000	255,801
3.875%, 03/28/24 (144A)	555,000	565,277
4.250%, 04/14/25 (144A)	350,000	341,984
Standard Chartered plc
2.744%, 3M LIBOR + 1.200%, 09/10/22 (144A) (d)	310,000	306,890
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (d)	1,265,000	1,190,890
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (d)	250,000	250,980
4.305%, 3M LIBOR + 1.910%, 05/21/30 (144A) (d)	200,000	200,015
4.644%, 5Y H15 + 3.850%, 04/01/31 (144A) (d)	765,000	784,385
State Street Corp.
2.901%, SOFR + 2.600%, 03/30/26 (144A) (d)	435,000	445,357
3.152%, SOFR + 2.650%, 03/30/31 (144A) (d)	245,000	251,038
3.776%, 3M LIBOR + 0.770%, 12/03/24 (d)	50,000	52,784

Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc.
2.348%, 01/15/25	310,000	307,867
2.778%, 10/18/22	350,000	355,509
2.784%, 07/12/22	230,000	231,049
3.040%, 07/16/29	305,000	304,785
Svenska Handelsbanken AB 3.900%, 11/20/23	250,000	259,712
Swedbank AB 2.800%, 03/14/22 (144A)	300,000	298,400
Toronto-Dominion Bank (The)
2.650%, 06/12/24	120,000	122,497
3.250%, 03/11/24	100,000	104,508
Truist Bank 3.300%, 05/15/26	200,000	205,179
Truist Financial Corp.
3.750%, 12/06/23	200,000	212,150
4.000%, 05/01/25	106,000	111,661
U.S. Bancorp 3.100%, 04/27/26	250,000	253,213
UBS Group AG 3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (d)	295,000	287,817
UBS Group Funding Switzerland AG
3.491%, 05/23/23 (144A)	540,000	545,797
4.125%, 09/24/25 (144A)	400,000	415,570
Wells Fargo & Co.
2.164%, 3M LIBOR + 0.750%, 02/11/26 (d)	250,000	243,833
2.406%, 3M LIBOR + 0.825%, 10/30/25 (d)	1,130,000	1,113,475
3.000%, 04/22/26	800,000	823,427
3.069%, 01/24/23	1,322,000	1,343,732
3.196%, 3M LIBOR + 1.170%, 06/17/27 (d)	1,270,000	1,307,738
3.750%, 01/24/24	203,000	214,909
4.400%, 06/14/46	345,000	388,241
4.750%, 12/07/46	125,000	144,380
Westpac Banking Corp.
2.650%, 01/16/30	130,000	129,676
2.850%, 05/13/26	150,000	155,033
4.110%, 5Y H15 + 2.000%, 07/24/34 (d)	258,000	250,371
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (d)	389,000	394,550
4.421%, 07/24/39	90,000	87,890

		74,205,290

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	810,000	846,138
4.900%, 02/01/46	200,000	218,301
Anheuser-Busch InBev Finance, Inc. 4.700%, 02/01/36	90,000	92,665
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	967,000	974,407
4.439%, 10/06/48	654,000	668,053
4.750%, 01/23/29	460,000	505,724
4.900%, 01/23/31	160,000	177,740
Coca-Cola Femsa S.A.B. de C.V. 2.750%, 01/22/30	320,000	312,999

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Constellation Brands, Inc.
3.150%, 08/01/29	270,000	$251,733
4.400%, 11/15/25	35,000	35,309
5.250%, 11/15/48	25,000	26,484
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	236,000	219,875
Keurig Dr Pepper, Inc.
2.550%, 09/15/26	664,000	620,743
3.130%, 12/15/23	55,000	55,832
3.430%, 06/15/27	75,000	76,487
4.597%, 05/25/28	260,000	284,663
PepsiCo, Inc.
3.375%, 07/29/49	190,000	213,395
3.600%, 08/13/42	110,000	114,210

		5,694,758

Biotechnology—0.0%
Amgen, Inc. 2.450%, 02/21/30	260,000	257,979
Baxalta, Inc. 3.600%, 06/23/22	33,000	33,679
Gilead Sciences, Inc. 4.000%, 09/01/36	240,000	271,735

		563,393

Building Materials—0.1%
American Woodmark Corp. 4.875%, 03/15/26 (144A)	245,000	228,462
Carrier Global Corp.
2.242%, 02/15/25 (144A)	610,000	595,708
2.493%, 02/15/27 (144A)	155,000	147,973
JELD-WEN, Inc. 4.875%, 12/15/27 (144A)	110,000	97,075
Martin Marietta Materials, Inc. 3.450%, 06/01/27	100,000	102,414
Masco Corp. 6.500%, 08/15/32	150,000	175,387
Standard Industries, Inc. 4.750%, 01/15/28 (144A)	465,000	428,242

		1,775,261

Chemicals—0.2%
Celanese U.S. Holdings LLC 3.500%, 05/08/24	139,000	131,617
Chemours Co. (The) 7.000%, 05/15/25 (b)	250,000	208,125
DuPont de Nemours, Inc. 5.319%, 11/15/38	60,000	67,459
Eastman Chemical Co. 4.500%, 12/01/28	150,000	158,247
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	285,000	265,050
Hexion, Inc. 7.875%, 07/15/27 (144A)	95,000	80,750

Chemicals—(Continued)
INEOS Group Holdings S.A. 5.625%, 08/01/24 (144A)	500,000	455,000
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	36,000	42,198
Mosaic Co. (The) 4.050%, 11/15/27 (b)	472,000	402,492
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	260,000	228,150
Nutrien, Ltd.
4.200%, 04/01/29	50,000	52,957
5.000%, 04/01/49	75,000	90,539
Sherwin-Williams Co. (The)
3.125%, 06/01/24	103,000	102,455
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.000%, 10/01/26 (144A)	200,000	189,830
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 09/01/25 (144A)	250,000	210,625

		2,685,494

Commercial Services—0.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/25 (144A)	531,000	416,888
Global Payments, Inc.
2.650%, 02/15/25	440,000	436,136
3.200%, 08/15/29	265,000	258,887
4.150%, 08/15/49	125,000	119,595
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	335,000	311,550
Hertz Corp. (The) 7.125%, 08/01/26 (144A)	750,000	392,663
Live Nation Entertainment, Inc. 5.625%, 03/15/26 (144A)	275,000	244,750
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22 (144A)	300,000	276,546
Pepperdine University 3.301%, 12/01/59	180,000	206,440
Service Corp. International 4.625%, 12/15/27	300,000	300,000
United Rentals North America, Inc. 6.500%, 12/15/26	1,000,000	1,015,000
University of Chicago (The) 2.761%, 04/01/45	100,000	94,488
University of Southern California 3.226%, 10/01/2120	100,000	103,249
Western Union Co. (The) 3.600%, 03/15/22	150,000	151,934
William Marsh Rice University 2.598%, 05/15/50	130,000	113,673

		4,441,799

Computers—0.2%
Apple, Inc.
3.450%, 02/09/45	1,072,000	1,209,979
3.750%, 11/13/47	206,000	246,431

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Apple, Inc.
3.850%, 05/04/43	200,000	$236,546
3.850%, 08/04/46	100,000	120,772
Dell International LLC / EMC Corp.
5.300%, 10/01/29 (144A)	290,000	282,077
6.020%, 06/15/26 (144A)	339,000	360,710
DXC Technology Co. 4.250%, 04/15/24	60,000	62,056
EMC Corp. 3.375%, 06/01/23	300,000	295,500
International Business Machines Corp.
3.300%, 05/15/26	585,000	627,421
4.150%, 05/15/39	205,000	231,958
NCR Corp.
5.750%, 09/01/27 (144A)	115,000	104,650
6.125%, 09/01/29 (144A)	180,000	168,102

		3,946,202

Distribution/Wholesale—0.0%
Performance Food Group, Inc. 5.500%, 10/15/27 (144A)	90,000	83,475
Wolverine Escrow LLC 9.000%, 11/15/26 (144A)	255,000	207,188

		290,663

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 01/15/25	150,000	127,437
4.450%, 04/03/26	150,000	128,621
Air Lease Corp.
3.000%, 09/15/23	60,000	48,361
3.250%, 03/01/25	614,000	482,443
3.250%, 10/01/29	150,000	120,173
3.625%, 04/01/27	95,000	79,656
3.625%, 12/01/27	119,000	99,142
American Express Co.
3.700%, 11/05/21	200,000	206,259
4.200%, 11/06/25	150,000	165,673
Avolon Holdings Funding, Ltd. 4.375%, 05/01/26 (144A)	495,000	396,211
BOC Aviation, Ltd.
2.375%, 09/15/21 (144A)	200,000	200,371
2.750%, 09/18/22 (144A)	220,000	226,260
Brookfield Finance, Inc. 4.850%, 03/29/29	137,000	145,490
Capital One Bank USA N.A. 3.375%, 02/15/23	665,000	650,603
Capital One Financial Corp.
3.900%, 01/29/24	190,000	190,535
4.250%, 04/30/25	150,000	153,706
GE Capital International Funding Co.
2.342%, 11/15/20	550,000	546,887
3.373%, 11/15/25	805,000	809,171
4.418%, 11/15/35	1,512,000	1,633,520

Diversified Financial Services—(Continued)
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	326,861
Mastercard, Inc. 3.350%, 03/26/30	110,000	122,234
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.406%, 02/28/22 (144A)	935,000	931,035
3.559%, 02/28/24 (144A)	200,000	192,727
Nomura Holdings, Inc. 2.648%, 01/16/25	375,000	367,063
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	104,594
ORIX Corp. 2.900%, 07/18/22	80,000	82,161
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	110,000	95,404
5.500%, 02/15/24 (144A)	302,000	259,905
Springleaf Finance Corp. 6.625%, 01/15/28	322,000	301,521
Visa, Inc.
1.900%, 04/15/27	580,000	578,364
2.700%, 04/15/40	105,000	104,227

		9,876,615

Electric—1.5%
AEP Texas, Inc. 3.950%, 06/01/28	311,000	325,293
AEP Transmission Co. LLC
3.150%, 09/15/49	30,000	30,166
3.650%, 04/01/50	100,000	103,149
AES Corp. 5.500%, 04/15/25	100,000	98,000
Alabama Power Co. 3.850%, 12/01/42	70,000	72,087
Ameren Corp. 2.500%, 09/15/24	95,000	92,381
Ameren Illinois Co. 4.500%, 03/15/49	225,000	267,016
Appalachian Power Co. 4.500%, 03/01/49	35,000	36,486
Arizona Public Service Co. 4.700%, 01/15/44	50,000	56,530
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	157,197
Baltimore Gas & Electric Co.
2.800%, 08/15/22	70,000	70,993
3.200%, 09/15/49	210,000	200,144
Berkshire Hathaway Energy Co.
3.700%, 07/15/30 (144A)	240,000	255,055
4.050%, 04/15/25 (144A)	459,000	495,055
4.250%, 10/15/50 (144A)	80,000	91,421
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	157,000	167,363
CMS Energy Corp. 3.875%, 03/01/24	70,000	71,341
Commonwealth Edison Co.
2.200%, 03/01/30	195,000	186,545

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Commonwealth Edison Co.
3.000%, 03/01/50	115,000	$108,362
3.650%, 06/15/46	303,000	320,881
3.700%, 03/01/45	128,000	134,594
Consolidated Edison Co. of New York, Inc. 4.650%, 12/01/48	150,000	171,576
Consumers Energy Co. 4.350%, 04/15/49	100,000	120,260
Dominion Energy, Inc.
2.715%, 08/15/21 (e)	410,000	404,442
2.850%, 08/15/26	987,000	944,808
Dominion Resources, Inc. 4.050%, 09/15/42	120,000	115,212
Duke Energy Carolinas LLC
3.200%, 08/15/49	85,000	85,871
6.000%, 12/01/28	100,000	122,343
Duke Energy Corp.
2.650%, 09/01/26	301,000	298,712
2.750%, 04/01/50	120,000	110,483
3.400%, 06/15/29	55,000	55,503
Duke Energy Indiana LLC 3.750%, 05/15/46	585,000	635,662
Duke Energy Progress LLC 3.700%, 10/15/46	250,000	269,506
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	754,000	742,656
Edison International
3.125%, 11/15/22	825,000	810,689
3.550%, 11/15/24	581,000	577,115
4.125%, 03/15/28	465,000	445,162
4.950%, 04/15/25	110,000	109,746
5.750%, 06/15/27	100,000	103,946
EDP Finance B.V. 5.250%, 01/14/21 (144A)	425,000	437,033
Emera U.S. Finance L.P.
3.550%, 06/15/26	490,000	467,343
4.750%, 06/15/46	428,000	394,540
Enel Finance International NV
3.500%, 04/06/28 (144A)	205,000	205,865
3.625%, 05/25/27 (144A)	220,000	223,334
4.875%, 06/14/29 (144A)	505,000	549,704
Entergy Arkansas LLC 4.000%, 06/01/28	160,000	173,357
Entergy Louisiana LLC
2.900%, 03/15/51	91,000	79,862
4.200%, 04/01/50	300,000	344,157
Entergy Mississippi LLC 3.850%, 06/01/49	120,000	122,387
Entergy Texas, Inc.
3.550%, 09/30/49	430,000	436,090
4.000%, 03/30/29	303,000	330,586
Evergy Kansas Central, Inc. 3.250%, 09/01/49	205,000	208,565
Evergy, Inc. 2.900%, 09/15/29	370,000	350,503

Electric—(Continued)
Exelon Corp.
3.497%, 06/01/22	139,000	134,553
4.050%, 04/15/30	150,000	148,557
FirstEnergy Corp.
2.650%, 03/01/30	442,000	416,601
3.400%, 03/01/50	260,000	245,798
Florida Power & Light Co. 2.850%, 04/01/25	90,000	94,646
Fortis, Inc. 3.055%, 10/04/26	353,000	338,164
ITC Holdings Corp.
2.700%, 11/15/22	650,000	645,418
3.250%, 06/30/26	640,000	650,466
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	506,000	540,943
6.150%, 06/01/37	100,000	133,915
Louisville Gas & Electric Co. 4.650%, 11/15/43	197,000	229,923
Metropolitan Edison Co. 4.000%, 04/15/25 (144A)	20,000	21,621
National Rural Utilities Cooperative Finance Corp.
3.250%, 11/01/25	555,000	606,116
4.300%, 03/15/49	119,000	138,329
Nevada Power Co. 3.700%, 05/01/29	190,000	201,868
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	213,000	223,618
NextEra Energy Capital Holdings, Inc.
3.150%, 04/01/24	599,000	612,998
3.500%, 04/01/29	134,000	139,953
Niagara Mohawk Power Corp. 4.278%, 12/15/28 (144A)	200,000	214,244
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	305,000	309,057
6.625%, 01/15/27	22,000	22,880
7.250%, 05/15/26	250,000	261,875
NSTAR Electric Co. 3.950%, 04/01/30	60,000	67,158
Ohio Power Co.
2.600%, 04/01/30	385,000	385,137
4.000%, 06/01/49	55,000	56,760
Oncor Electric Delivery Co. LLC 3.700%, 05/15/50 (144A)	190,000	224,377
PacifiCorp 4.125%, 01/15/49	285,000	308,471
PECO Energy Co. 4.800%, 10/15/43	105,000	128,539
Pennsylvania Electric Co. 3.600%, 06/01/29 (144A)	500,000	528,036
Public Service Co. of Colorado 3.200%, 03/01/50	35,000	35,417
Public Service Co. of Oklahoma 6.625%, 11/15/37	100,000	134,936
San Diego Gas & Electric Co.
3.320%, 04/15/50	50,000	49,933
4.100%, 06/15/49	145,000	148,578
4.300%, 04/01/42	160,000	169,816

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Sierra Pacific Power Co. 2.600%, 05/01/26	1,481,000	$1,480,758
Southern California Edison Co.
2.250%, 06/01/30	153,000	141,994
3.600%, 02/01/45	256,000	234,165
3.650%, 03/01/28	324,000	330,498
3.650%, 02/01/50 (b)	50,000	48,146
3.700%, 08/01/25	410,000	422,044
3.900%, 03/15/43	23,000	23,661
4.050%, 03/15/42	150,000	156,282
4.500%, 09/01/40	130,000	134,242
Southern Co. (The) 4.400%, 07/01/46	135,000	141,116
Southern Power Co. 5.150%, 09/15/41	125,000	119,603
Southwestern Electric Power Co. 3.900%, 04/01/45	272,000	242,660
Southwestern Public Service Co.
3.400%, 08/15/46	200,000	200,022
3.700%, 08/15/47	354,000	376,626
4.400%, 11/15/48	225,000	245,795
Toledo Edison Co. (The) 7.250%, 05/01/20	15,000	14,908
Tucson Electric Power Co.
3.050%, 03/15/25	50,000	52,847
4.850%, 12/01/48	150,000	169,006
Union Electric Co.
2.950%, 06/15/27	161,000	165,311
2.950%, 03/15/30	190,000	197,613
Wisconsin Power & Light Co. 3.650%, 04/01/50	100,000	102,330
Xcel Energy, Inc. 3.400%, 06/01/30	50,000	50,681

		27,406,086

Electric Utilities—0.0%
Exelon Corp. 4.700%, 04/15/50	100,000	104,455
Fox Corp.
3.500%, 04/08/30	90,000	89,819
4.030%, 01/25/24	148,000	153,765

		348,039

Electrical Components & Equipment—0.0%
Energizer Holdings, Inc. 7.750%, 01/15/27 (144A)	520,000	537,524

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	123,000	117,929
Roper Technologies, Inc. 3.000%, 12/15/20	83,000	83,027

		200,956

Entertainment—0.0%
Live Nation Entertainment, Inc. 4.750%, 10/15/27 (144A) (b)	30,000	26,850
Six Flags Entertainment Corp. 4.875%, 07/31/24 (144A)	240,000	203,400

		230,250

Environmental Control—0.0%
Waste Management, Inc. 3.450%, 06/15/29	65,000	69,558

Food—0.1%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC 5.750%, 03/15/25	235,000	234,709
Campbell Soup Co. 4.800%, 03/15/48	30,000	36,126
Kroger Co. (The)
3.875%, 10/15/46	398,000	390,199
3.950%, 01/15/50	120,000	124,166
Post Holdings, Inc. 5.000%, 08/15/26 (144A)	295,000	303,599
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	150,000	151,000
Tyson Foods, Inc. 4.550%, 06/02/47	160,000	175,629

		1,415,428

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A)	290,000	269,880

Forest Products & Paper—0.0%
International Paper Co. 4.350%, 08/15/48	198,000	191,717

Gas—0.1%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	225,000	215,505
Atmos Energy Corp. 4.125%, 03/15/49	145,000	165,565
Boston Gas Co. 3.001%, 08/01/29 (144A)	120,000	115,997
Brooklyn Union Gas Co. (The) 3.865%, 03/04/29 (144A)	170,000	179,821
Dominion Energy Gas Holdings LLC
2.500%, 11/15/24	210,000	204,044
3.900%, 11/15/49	126,000	108,968
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	258,000	261,050
NiSource, Inc.
2.950%, 09/01/29	305,000	289,716
6.250%, 12/15/40	75,000	86,207
ONE Gas, Inc. 4.500%, 11/01/48	142,000	166,545

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
Southern California Gas Co.
2.550%, 02/01/30	226,000	$220,560
4.450%, 03/15/44	50,000	55,362

		2,069,340

Healthcare-Products—0.1%
Abbott Laboratories 4.900%, 11/30/46	361,000	493,319
Avantor, Inc. 6.000%, 10/01/24 (144A)	215,000	225,255
Boston Scientific Corp.
3.750%, 03/01/26	135,000	141,604
4.000%, 03/01/29	170,000	179,924
4.550%, 03/01/39	248,000	272,637
Covidien International Finance S.A. 2.950%, 06/15/23	169,000	176,331
Thermo Fisher Scientific, Inc.
2.600%, 10/01/29	215,000	207,466
2.950%, 09/19/26	283,000	286,434
3.650%, 12/15/25	285,000	295,393
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	26,000	26,642

		2,305,005

Healthcare-Services—0.6%
Aetna, Inc.
2.750%, 11/15/22	363,000	365,180
3.875%, 08/15/47	326,000	333,627
4.125%, 11/15/42	195,000	197,804
Anthem, Inc.
2.875%, 09/15/29	550,000	535,478
3.300%, 01/15/23	195,000	197,668
3.350%, 12/01/24	175,000	178,208
4.101%, 03/01/28	140,000	150,721
BCPE Cycle Merger Sub II, Inc. 10.625%, 07/15/27 (144A)	100,000	84,000
Centene Corp.
3.375%, 02/15/30 (144A)	625,000	581,250
CHS/Community Health Systems Inc. 8.625%, 01/15/24 (144A)	200,000	197,438
Cottage Health Obligated Group 3.304%, 11/01/49	230,000	234,513
DaVita, Inc. 5.000%, 05/01/25	502,000	501,342
Encompass Health Corp.
4.500%, 02/01/28	80,000	78,460
5.750%, 11/01/24	255,000	256,198
5.750%, 09/15/25	100,000	96,000
Envision Healthcare Corp. 8.750%, 10/15/26 (144A)	250,000	60,625
Hartford HealthCare Corp. 3.447%, 07/01/54	240,000	227,885
HCA, Inc.
4.500%, 02/15/27	378,000	389,093
5.125%, 06/15/39	110,000	113,613

Healthcare-Services—(Continued)
HCA, Inc.
5.250%, 04/15/25	350,000	367,134
5.250%, 06/15/26	180,000	188,815
5.375%, 09/01/26	1,500,000	1,545,000
5.875%, 02/01/29	150,000	158,625
IQVIA, Inc. 5.000%, 05/15/27 (144A)	280,000	286,300
Laboratory Corp. of America Holdings 2.300%, 12/01/24	265,000	262,336
Memorial Health Services 3.447%, 11/01/49	425,000	435,214
NYU Langone Hospitals 3.380%, 07/01/55	90,000	83,668
Partners Healthcare System, Inc. 3.342%, 07/01/60	375,000	366,696
Tenet Healthcare Corp.
4.625%, 07/15/24	20,000	19,050
4.875%, 01/01/26 (144A)	490,000	466,725
5.125%, 11/01/27 (144A)	210,000	200,550
6.750%, 06/15/23	750,000	691,875
7.000%, 08/01/25	90,000	77,850
UnitedHealth Group, Inc.
3.100%, 03/15/26	674,000	712,197
3.500%, 08/15/39	238,000	255,964
3.700%, 12/15/25	150,000	162,204

		11,059,306

Holding Companies-Diversified—0.1%
CK Hutchison International 17 II, Ltd. 3.250%, 09/29/27 (144A)	440,000	458,954
CK Hutchison International 19, Ltd.
3.250%, 04/11/24 (144A)	475,000	492,415
3.625%, 04/11/29 (144A)	205,000	218,467
Hutchison Whampoa International 14, Ltd. 3.625%, 10/31/24 (144A)	200,000	205,396

		1,375,232

Home Builders—0.0%
Lennar Corp. 4.750%, 11/29/27	220,000	219,450

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.625%, 10/15/23	250,000	231,875

Household Products/Wares—0.1%
ACCO Brands Corp. 5.250%, 12/15/24 (144A)	350,000	336,000
Central Garden & Pet Co. 5.125%, 02/01/28	300,000	277,500
Prestige Brands, Inc. 6.375%, 03/01/24 (144A) (b)	240,000	246,000
Reckitt Benckiser Treasury Services plc 3.000%, 06/26/27 (144A)	200,000	203,373

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—(Continued)
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A)	25,000	$21,250
5.750%, 07/15/25	400,000	374,000

		1,458,123

Housewares—0.0%
Newell Brands, Inc. 4.200%, 04/01/26 (b)	295,000	288,522
Scotts Miracle-Gro Co. (The) 4.500%, 10/15/29	300,000	285,750

		574,272

Insurance—0.4%
Aflac, Inc.
3.600%, 04/01/30	590,000	597,262
4.750%, 01/15/49	335,000	370,335
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	221,071
American Financial Group, Inc. 3.500%, 08/15/26	70,000	66,632
American International Group, Inc. 3.875%, 01/15/35	798,000	782,263
Assurant, Inc. 4.200%, 09/27/23	150,000	159,343
Athene Global Funding
2.750%, 04/20/20 (144A)	180,000	179,608
2.950%, 11/12/26 (144A)	370,000	354,983
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48	266,000	312,745
4.250%, 01/15/49	210,000	258,617
4.400%, 05/15/42	200,000	242,699
Guardian Life Insurance Co. of America (The) 3.700%, 01/22/70 (144A) †	85,000	77,883
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) † (d)	335,000	394,820
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	25,948
6.100%, 10/01/41	25,000	31,221
Jackson National Life Global Funding
3.250%, 01/30/24 (144A)	90,000	89,577
3.875%, 06/11/25 (144A)	577,000	619,340
Lincoln National Corp.
3.050%, 01/15/30	100,000	92,944
3.800%, 03/01/28	393,000	391,309
Markel Corp. 3.500%, 11/01/27	100,000	91,207
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/70 (144A) †	96,000	88,998
New York Life Global Funding 3.000%, 01/10/28 (144A)	125,000	128,079
New York Life Insurance Co. 4.450%, 05/15/69 (144A) †	75,000	78,500
Northwestern Mutual Life Insurance Co. (The) 3.850%, 09/30/47 (144A) †	220,000	186,240

Insurance—(Continued)
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	161,582
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (d)	97,000	82,795
Principal Financial Group, Inc. 3.700%, 05/15/29	75,000	77,468
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (d)	90,000	76,187
Prudential Financial, Inc. 3.905%, 12/07/47	345,000	333,619
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	304,002
Reliance Standard Life Global Funding II
2.750%, 01/21/27 (144A)	150,000	139,541
3.850%, 09/19/23 (144A)	400,000	430,050
Swiss Re Finance Luxembourg S.A. 5.000%, 5Y H15 + 3.582%, 04/02/49 (144A) (d)	400,000	407,600
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A) †	100,000	96,127

		7,950,595

Internet—0.1%
Amazon.com, Inc. 3.875%, 08/22/37	280,000	335,583
Netflix, Inc. 5.875%, 11/15/28	530,000	567,100
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/26 (144A)	200,000	162,000

		1,064,683

Iron/Steel—0.0%
Steel Dynamics, Inc. 3.450%, 04/15/30	154,000	139,523

Leisure Time—0.0%
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A) (b)	400,000	364,000

Lodging—0.1%
Boyd Gaming Corp. 6.375%, 04/01/26	275,000	237,875
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25	500,000	465,000
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	250,000	217,500
MGM Resorts International 5.500%, 04/15/27	1,306,000	1,188,460
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 03/01/25 (144A)	500,000	465,000

		2,573,835

Machinery-Construction & Mining—0.0%
Terex Corp. 5.625%, 02/01/25 (144A)	300,000	282,030

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.1%
Deere & Co.
2.750%, 04/15/25	130,000	$134,601
3.100%, 04/15/30	50,000	53,015
3.750%, 04/15/50	30,000	34,966
John Deere Capital Corp. 2.250%, 09/14/26	130,000	132,422
Otis Worldwide Corp.
2.056%, 04/05/25 (144A)	430,000	420,333
2.565%, 02/15/30 (144A)	235,000	227,605
3.362%, 02/15/50 (144A)	110,000	106,965
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	240,000	224,400
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	200,000	197,583
Welbilt, Inc. 9.500%, 02/15/24	250,000	212,500

		1,744,390

Media—0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27 (144A)	1,000,000	1,006,470
5.875%, 04/01/24 (144A)	1,000,000	1,022,500
5.875%, 05/01/27 (144A)	1,000,000	1,029,880
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.800%, 03/01/50	240,000	250,063
5.375%, 05/01/47	242,000	261,502
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27 (144A)	100,000	93,640
9.250%, 02/15/24 (144A)	455,000	391,300
Comcast Corp.
2.350%, 01/15/27	877,000	873,698
3.150%, 03/01/26	596,000	625,247
3.200%, 07/15/36	552,000	582,742
3.250%, 11/01/39	570,000	601,537
3.400%, 04/01/30	425,000	460,434
3.400%, 07/15/46	88,000	95,224
3.450%, 02/01/50	867,000	951,357
3.750%, 04/01/40	130,000	143,675
3.950%, 10/15/25	279,000	307,178
4.600%, 10/15/38	50,000	62,294
4.950%, 10/15/58	55,000	75,958
COX Communications, Inc.
3.350%, 09/15/26 (144A)	350,000	344,144
4.600%, 08/15/47 (144A)	70,000	72,377
CSC Holdings LLC
6.500%, 02/01/29 (144A)	360,000	388,256
10.875%, 10/15/25 (144A)	300,000	323,250
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	100,000	81,252
Discovery Communications LLC
4.125%, 05/15/29	315,000	305,292
4.950%, 05/15/42	250,000	246,286
5.300%, 05/15/49	84,000	85,087

Media—(Continued)
DISH DBS Corp.
5.875%, 11/15/24	655,000	637,859
7.750%, 07/01/26 (b)	1,000,000	1,027,500
Entercom Media Corp. 6.500%, 05/01/27 (144A)	190,000	164,825
Fox Corp. 3.050%, 04/07/25	140,000	139,782
GCI LLC 6.875%, 04/15/25	200,000	198,000
Nexstar Broadcasting, Inc.
5.625%, 08/01/24 (144A)	115,000	108,243
5.625%, 07/15/27 (144A)	235,000	229,712
Sinclair Television Group, Inc.
5.125%, 02/15/27 (144A)	250,000	211,250
5.625%, 08/01/24 (144A)	250,000	230,312
Sirius XM Radio, Inc. 5.375%, 07/15/26 (144A)	731,000	739,918
Time Warner Cable LLC
4.500%, 09/15/42	667,000	626,993
6.550%, 05/01/37	50,000	56,141
6.750%, 06/15/39	265,000	300,360
TWDC Enterprises Corp. 3.000%, 07/30/46	200,000	201,788
ViacomCBS, Inc. 4.375%, 03/15/43	213,000	188,977
Videotron, Ltd. 5.125%, 04/15/27 (144A)	465,000	465,000
Virgin Media Secured Finance plc 5.500%, 05/15/29 (144A)	200,000	200,000

		16,407,303

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	68,497

Mining—0.1%
Alcoa Nederland Holding B.V. 7.000%, 09/30/26 (144A)	250,000	232,500
Freeport-McMoRan, Inc. 4.550%, 11/14/24	600,000	566,610
Glencore Finance Canada, Ltd.
5.550%, 10/25/42 (144A)	130,000	104,399
Glencore Funding LLC 4.000%, 03/27/27 (144A) (b)	205,000	186,630

		1,090,139

Miscellaneous Manufacturing—0.2%
Eaton Corp. 5.800%, 03/15/37	100,000	131,829
General Electric Co.
2.700%, 10/09/22 (b)	375,000	368,845
3.100%, 01/09/23	236,000	239,687
4.375%, 09/16/20	250,000	250,145
5.550%, 01/05/26	633,000	683,868

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Parker-Hannifin Corp. 3.300%, 11/21/24	114,000	$117,434
Siemens Financieringsmaatschappij NV
3.125%, 03/16/24 (144A)	250,000	256,361
3.250%, 05/27/25 (144A)	550,000	573,286

		2,621,455

Multi-Utilities—0.0%
Ameren Corp. 3.500%, 01/15/31	260,000	259,384

Oil & Gas—0.4%
Antero Resources Corp. 5.625%, 06/01/23	250,000	100,000
Apache Corp. 5.100%, 09/01/40 (b)	100,000	44,202
BP Capital Markets America, Inc.
2.750%, 05/10/23	100,000	100,316
3.000%, 02/24/50	210,000	195,237
3.017%, 01/16/27	596,000	605,195
3.410%, 02/11/26	120,000	119,927
3.796%, 09/21/25	100,000	102,755
BP Capital Markets plc 3.279%, 09/19/27	161,000	162,077
Concho Resources, Inc. 4.375%, 01/15/25	100,000	85,311
Diamondback Energy, Inc. 3.500%, 12/01/29	37,000	26,093
Eni S.p.A.
4.250%, 05/09/29 (144A)	235,000	227,683
4.750%, 09/12/28 (144A)	305,000	303,498
Eni USA, Inc. 7.300%, 11/15/27	100,000	121,442
EOG Resources, Inc. 2.625%, 03/15/23	150,000	147,033
Exxon Mobil Corp.
2.995%, 08/16/39	300,000	300,415
3.095%, 08/16/49 (b)	370,000	375,263
3.482%, 03/19/30	200,000	221,624
Gulfport Energy Corp. 6.000%, 10/15/24	350,000	85,750
Hess Corp. 5.800%, 04/01/47	275,000	180,523
Marathon Petroleum Corp. 4.750%, 09/15/44	79,000	60,125
MEG Energy Corp.
6.500%, 01/15/25 (144A)	100,000	63,250
7.000%, 03/31/24 (144A)	114,000	52,583
Noble Energy, Inc.
3.850%, 01/15/28	140,000	99,112
4.200%, 10/15/49	590,000	318,453
6.000%, 03/01/41	160,000	107,381
Oasis Petroleum, Inc. 6.875%, 01/15/23	325,000	66,625

Oil & Gas—(Continued)
Occidental Petroleum Corp.
3.200%, 08/15/26	190,000	92,722
3.400%, 04/15/26	323,000	155,133
4.300%, 08/15/39	139,000	59,102
4.400%, 08/15/49	115,000	49,725
4.500%, 07/15/44	50,000	20,591
Ovintiv, Inc. 7.375%, 11/01/31	250,000	112,593
Phillips 66 4.875%, 11/15/44	37,000	37,587
QEP Resources, Inc. 5.375%, 10/01/22	185,000	86,950
Shell International Finance B.V.
3.125%, 11/07/49	260,000	259,392
3.750%, 09/12/46	201,000	215,245
Suncor Energy, Inc. 5.350%, 07/15/33	150,000	129,196
Total Capital International S.A.
2.829%, 01/10/30	385,000	389,875
3.461%, 07/12/49	384,000	392,022
Whiting Petroleum Corp. 6.625%, 01/15/26	400,000	27,000
WPX Energy, Inc. 5.750%, 06/01/26	235,000	133,950

		6,432,956

Oil & Gas Services—0.1%
Archrock Partners L.P. / Archrock Partners Finance Corp. 6.000%, 10/01/22	200,000	200,000
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	25,000	22,427
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.138%, 11/07/29	170,000	147,431
3.337%, 12/15/27	252,000	231,089
Halliburton Co.
3.800%, 11/15/25	6,000	5,325
4.850%, 11/15/35	375,000	291,078
Schlumberger Holdings Corp.
3.750%, 05/01/24 (144A)	75,000	70,981
3.900%, 05/17/28 (144A) (b)	619,000	575,634

		1,543,965

Packaging & Containers—0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.000%, 02/15/25 (144A)	750,000	752,100
Berry Global, Inc. 4.875%, 07/15/26 (144A)	300,000	303,000
Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 09/30/26	225,000	221,625
LABL Escrow Issuer LLC
6.750%, 07/15/26 (144A)	230,000	211,600
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	335,000	308,200

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Packaging Corp. of America 4.050%, 12/15/49	135,000	$133,922
WRKCo, Inc. 3.750%, 03/15/25	150,000	150,817

		2,081,264

Pharmaceuticals—1.2%
AbbVie, Inc.
2.150%, 11/19/21 (144A)	970,000	966,043
2.300%, 11/21/22 (144A)	800,000	799,264
3.200%, 05/14/26	135,000	139,868
3.200%, 11/21/29 (144A)	819,000	835,522
3.600%, 05/14/25	165,000	173,839
4.050%, 11/21/39 (144A)	618,000	648,110
4.250%, 11/21/49 (144A)	525,000	566,301
4.400%, 11/06/42	110,000	122,237
4.450%, 05/14/46	430,000	456,951
Allergan Finance LLC 4.625%, 10/01/42	220,000	275,288
Allergan Funding SCS
4.550%, 03/15/35	60,000	66,074
4.750%, 03/15/45	60,000	64,748
AstraZeneca plc
4.000%, 09/18/42	253,000	284,851
6.450%, 09/15/37	50,000	71,663
Bausch Health Cos., Inc.
7.000%, 03/15/24 (144A)	885,000	907,125
9.000%, 12/15/25 (144A)	1,625,000	1,713,075
Becton Dickinson & Co. 3.363%, 06/06/24	1,234,000	1,236,669
Bristol-Myers Squibb Co.
2.600%, 05/16/22 (144A)	625,000	637,733
2.900%, 07/26/24 (144A)	345,000	365,626
3.200%, 06/15/26 (144A)	174,000	185,842
3.450%, 11/15/27 (144A)	1,200,000	1,278,326
3.875%, 08/15/25 (144A)	329,000	356,958
3.900%, 02/20/28 (144A)	145,000	161,448
4.125%, 06/15/39 (144A)	105,000	126,697
5.000%, 08/15/45 (144A)	200,000	268,302
Cigna Corp. 4.375%, 10/15/28	963,000	1,035,841
CVS Health Corp.
2.875%, 06/01/26	603,000	607,470
3.250%, 08/15/29	140,000	136,356
4.100%, 03/25/25	75,000	78,931
4.300%, 03/25/28	1,208,000	1,282,900
5.050%, 03/25/48	175,000	198,731
5.125%, 07/20/45	220,000	252,261
5.300%, 12/05/43	200,000	236,025
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	285,038	335,778
5.880%, 01/10/28	358,324	416,700
8.353%, 07/10/31 (144A)	143,750	172,647
Johnson & Johnson 3.400%, 01/15/38	223,000	258,016

Pharmaceuticals—(Continued)
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	265,000	263,675
Pfizer, Inc.
2.625%, 04/01/30	280,000	293,816
3.600%, 09/15/28	455,000	508,628
3.900%, 03/15/39	180,000	203,611
4.000%, 03/15/49	114,000	139,489
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	170,000	173,440
3.200%, 09/23/26	1,623,000	1,659,885
Zoetis, Inc.
4.500%, 11/13/25	821,000	854,129
4.700%, 02/01/43	110,000	123,825

		21,940,714

Pipelines—0.5%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	107,359
4.250%, 07/15/27 (144A)	70,000	72,888
Boardwalk Pipelines L.P.
4.450%, 07/15/27	34,000	25,510
4.800%, 05/03/29	65,000	49,023
Cameron LNG LLC
3.302%, 01/15/35 (144A)	325,000	281,709
3.701%, 01/15/39 (144A)	163,000	144,588
Cheniere Energy Partners L.P. 4.500%, 10/01/29 (144A)	140,000	124,600
Columbia Pipeline Group, Inc. 4.500%, 06/01/25	423,000	416,813
Enable Midstream Partners L.P.
4.150%, 09/15/29	90,000	41,411
4.400%, 03/15/27	70,000	33,942
4.950%, 05/15/28	80,000	39,910
Enbridge, Inc.
3.500%, 06/10/24	292,000	294,319
4.500%, 06/10/44	275,000	254,330
Energy Transfer Operating L.P.
3.750%, 05/15/30	230,000	180,146
4.200%, 04/15/27	297,000	240,557
4.750%, 01/15/26	150,000	132,543
5.150%, 02/01/43	566,000	426,666
6.050%, 06/01/41	55,000	47,974
6.250%, 04/15/49	70,000	59,242
EnLink Midstream Partners L.P. 4.850%, 07/15/26	310,000	152,427
Enterprise Products Operating LLC
3.700%, 01/31/51 (b)	290,000	258,788
3.900%, 02/15/24	82,000	83,452
3.950%, 01/31/60	65,000	54,702
4.200%, 01/31/50	120,000	112,362
4.250%, 02/15/48	285,000	266,174
4.450%, 02/15/43	100,000	94,568
4.850%, 08/15/42	100,000	96,937
4.950%, 10/15/54	33,000	33,790

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	300,000	$277,152
Kinder Morgan, Inc.
5.200%, 03/01/48	80,000	84,502
5.300%, 12/01/34	305,000	294,005
MPLX L.P.
4.000%, 03/15/28	200,000	177,746
4.125%, 03/01/27	80,000	68,222
4.500%, 04/15/38	541,000	422,828
4.700%, 04/15/48	119,000	92,122
5.200%, 03/01/47	81,000	64,631
5.500%, 02/15/49	5,000	4,221
ONEOK Partners L.P.
5.000%, 09/15/23 (b)	70,000	64,479
6.650%, 10/01/36	140,000	127,313
ONEOK, Inc.
3.400%, 09/01/29	235,000	175,606
4.450%, 09/01/49	255,000	198,106
4.950%, 07/13/47	59,000	46,673
5.200%, 07/15/48	90,000	70,650
Phillips 66 Partners L.P.
3.150%, 12/15/29	40,000	32,780
4.900%, 10/01/46	146,000	123,147
Plains All American Pipeline L.P. / PAA Finance Corp.
4.500%, 12/15/26	160,000	128,624
4.650%, 10/15/25	225,000	182,112
4.700%, 06/15/44	120,000	79,031
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	99,926
8.000%, 03/01/32	70,000	84,835
Sunoco Logistics Partners Operations L.P.
4.950%, 01/15/43	150,000	117,901
5.350%, 05/15/45	90,000	70,716
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.250%, 11/15/23	300,000	258,210
6.500%, 07/15/27	300,000	255,750
6.750%, 03/15/24	235,000	206,800
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	45,000	41,286
TransCanada PipeLines, Ltd. 4.625%, 03/01/34	160,000	152,038
Transcanada Trust 5.500%, 3M LIBOR + 4.154%, 09/15/79 (d)	298,000	227,970

		8,356,112

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	253,128

Real Estate Investment Trusts—0.6%
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	105,000	105,353
4.000%, 02/01/50	111,000	100,549

Real Estate Investment Trusts—(Continued)
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	150,000	149,651
American Tower Corp.
3.125%, 01/15/27	501,000	491,899
3.700%, 10/15/49	210,000	200,802
3.950%, 03/15/29	636,000	661,754
American Tower Trust 3.652%, 03/15/48 (144A)	160,000	155,389
Boston Properties L.P. 4.500%, 12/01/28	100,000	109,975
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	60,000	59,210
Crown Castle International Corp.
3.300%, 07/01/30	90,000	89,261
4.150%, 07/01/50	90,000	89,010
4.450%, 02/15/26	100,000	104,428
Equinix, Inc. 5.875%, 01/15/26	500,000	510,185
ERP Operating L.P. 4.150%, 12/01/28 (b)	120,000	129,363
ESH Hospitality, Inc.
4.625%, 10/01/27 (144A)	120,000	93,600
5.250%, 05/01/25 (144A)	285,000	239,400
Essex Portfolio L.P. 2.650%, 03/15/32	120,000	106,618
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	680,000	640,409
Healthcare Trust of America Holdings L.P. 3.100%, 02/15/30	200,000	178,862
Healthpeak Properties, Inc.
3.000%, 01/15/30	445,000	417,548
3.500%, 07/15/29	118,000	115,426
Iron Mountain, Inc. 4.375%, 06/01/21 (144A)	250,000	247,500
Life Storage L.P. 4.000%, 06/15/29	137,000	139,249
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	102,981
Office Properties Income Trust
4.000%, 07/15/22	140,000	136,891
4.150%, 02/01/22	280,000	284,336
Realty Income Corp. 3.875%, 04/15/25	60,000	61,366
Regency Centers L.P. 2.950%, 09/15/29	195,000	183,836
SBA Communications Corp. 4.875%, 09/01/24	184,000	186,530
Scentre Group Trust 1 / Scentre Group Trust 2 3.250%, 10/28/25 (144A)	586,000	589,703
Simon Property Group L.P. 3.250%, 09/13/49	200,000	161,116
SITE Centers Corp. 4.700%, 06/01/27	60,000	62,070

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
UDR, Inc.
2.950%, 09/01/26	386,000	$375,019
3.000%, 08/15/31	120,000	114,815
3.500%, 07/01/27	100,000	97,152
Ventas Realty L.P.
4.125%, 01/15/26	407,000	406,330
4.875%, 04/15/49	88,000	92,524
5.700%, 09/30/43	220,000	232,054
WEA Finance LLC 2.875%, 01/15/27 (144A)	575,000	541,566
Welltower, Inc.
2.700%, 02/15/27	347,000	329,959
3.100%, 01/15/30	320,000	302,630
3.625%, 03/15/24	485,000	476,089
4.000%, 06/01/25	380,000	384,543

		10,256,951

Retail—0.3%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	60,000	57,000
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A)	465,000	432,241
3.800%, 01/25/50 (144A)	270,000	237,084
Darden Restaurants, Inc. 4.550%, 02/15/48	23,000	17,914
Home Depot, Inc. (The)
2.700%, 04/15/30	150,000	152,870
3.125%, 12/15/49	395,000	396,857
3.350%, 04/15/50	190,000	206,598
Lowe’s Cos., Inc.
3.650%, 04/05/29	113,000	116,366
3.700%, 04/15/46	363,000	336,350
4.050%, 05/03/47	223,000	221,080
4.550%, 04/05/49	122,000	135,008
McDonald’s Corp.
3.625%, 05/01/43	362,000	350,385
3.625%, 09/01/49	75,000	75,984
3.700%, 02/15/42	120,000	124,651
6.300%, 10/15/37	160,000	203,894
O’Reilly Automotive, Inc. 3.550%, 03/15/26	60,000	60,628
Penske Automotive Group, Inc. 5.500%, 05/15/26	240,000	218,635
PetSmart, Inc.
5.875%, 06/01/25 (144A)	500,000	492,500
8.875%, 06/01/25 (144A) (b)	265,000	239,825
Rite Aid Corp.
6.125%, 04/01/23 (144A)	193,000	165,980
7.500%, 07/01/25 (144A)	112,000	106,400
Staples, Inc. 7.500%, 04/15/26 (144A)	324,000	283,502
Starbucks Corp. 3.750%, 12/01/47	116,000	111,825
Target Corp. 2.250%, 04/15/25	275,000	279,190

Retail—(Continued)
Walmart, Inc.
3.625%, 12/15/47	205,000	233,802
3.950%, 06/28/38	120,000	141,640

		5,398,209

Savings & Loans—0.1%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (d)	780,000	783,613

Semiconductors—0.1%
Analog Devices, Inc. 4.500%, 12/05/36	113,000	121,446
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	120,000	114,392
Broadcom, Inc. 4.750%, 04/15/29 (144A)	400,000	406,275
NXP B.V. / NXP Funding LLC 3.875%, 06/18/26 (144A)	500,000	486,308
Sensata Technologies UK Financing Co. plc 6.250%, 02/15/26 (144A)	385,000	377,300

		1,505,721

Software—0.4%
CDK Global, Inc. 5.250%, 05/15/29 (144A)	200,000	204,000
Fiserv, Inc.
3.200%, 07/01/26	60,000	61,756
3.500%, 07/01/29	697,000	737,545
4.400%, 07/01/49	60,000	63,926
Infor U.S., Inc. 6.500%, 05/15/22	970,000	945,090
Microsoft Corp.
3.500%, 02/12/35	1,500,000	1,775,540
3.500%, 11/15/42	100,000	115,024
3.700%, 08/08/46	311,000	368,907
3.750%, 02/12/45	100,000	120,695
Oracle Corp.
2.500%, 04/01/25	220,000	224,592
2.800%, 04/01/27	335,000	341,473
2.950%, 04/01/30	180,000	181,080
3.600%, 04/01/40	120,000	119,455
3.600%, 04/01/50	270,000	268,911
3.800%, 11/15/37	366,000	377,424
3.850%, 07/15/36	408,000	426,021
3.900%, 05/15/35	222,000	239,699
VMware, Inc. 2.950%, 08/21/22	100,000	100,251

		6,671,389

Specialty Retail—0.0%
TJX Cos., Inc. (The)
3.500%, 04/15/25	170,000	173,878
3.875%, 04/15/30	225,000	232,818
4.500%, 04/15/50	165,000	176,844

		583,540

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—1.0%
Altice France Holding S.A. 10.500%, 05/15/27 (144A)	350,000	$369,947
Altice France S.A. 7.375%, 05/01/26 (144A)	413,000	417,130
AT&T, Inc.
2.950%, 07/15/26	209,000	205,596
3.950%, 01/15/25 (b)	550,000	579,491
4.300%, 02/15/30	670,000	721,135
4.300%, 12/15/42	952,000	1,005,614
4.450%, 04/01/24	470,000	497,849
4.550%, 03/09/49	160,000	172,193
5.150%, 11/15/46	105,000	123,479
5.250%, 03/01/37	160,000	186,276
CenturyLink, Inc.
6.750%, 12/01/23	65,000	69,082
7.500%, 04/01/24 (b)	550,000	602,250
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	100,000	100,625
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	500,000	457,600
CommScope. Inc. 6.000%, 03/01/26 (144A)	500,000	499,250
Corning, Inc. 3.900%, 11/15/49	252,000	245,812
Crown Castle Towers LLC 3.663%, 05/15/45 (144A)	225,000	225,093
Deutsche Telekom AG
3.625%, 01/21/50 (144A)	288,000	284,052
Frontier Communications Corp. 8.000%, 04/01/27 (144A)	325,000	320,541
Intelsat Jackson Holdings S.A.
8.000%, 02/15/24 (144A)	240,000	231,898
9.750%, 07/15/25 (144A)	245,000	153,125
Level 3 Financing, Inc. 5.375%, 05/01/25	385,000	383,075
Plantronics, Inc. 5.500%, 05/31/23 (144A)	240,000	174,600
Rogers Communications, Inc.
3.700%, 11/15/49	80,000	82,755
4.350%, 05/01/49	90,000	102,032
Sprint Capital Corp. 8.750%, 03/15/32	1,000,000	1,322,500
Sprint Corp.
7.625%, 02/15/25	105,000	116,198
7.625%, 03/01/26	1,000,000	1,131,800
T-Mobile USA, Inc. 6.500%, 01/15/26	1,000,000	1,050,000
Telecom Italia Capital S.A. 6.000%, 09/30/34	485,000	480,150
Telefonica Emisiones S.A.U.
4.665%, 03/06/38	570,000	613,256
4.895%, 03/06/48	150,000	166,008
United States Cellular Corp. 6.700%, 12/15/33	280,000	271,650

Telecommunications—(Continued)
Verizon Communications, Inc.
2.625%, 08/15/26	50,000	51,634
4.016%, 12/03/29	194,000	218,721
4.125%, 03/16/27	400,000	445,110
4.272%, 01/15/36	1,383,000	1,615,705
4.329%, 09/21/28	669,000	770,955
4.400%, 11/01/34	213,000	249,369
4.500%, 08/10/33	300,000	361,130
4.672%, 03/15/55	250,000	318,435
4.862%, 08/21/46	42,000	54,764
Vodafone Group plc
4.250%, 09/17/50	655,000	667,032
4.875%, 06/19/49	240,000	265,138
6.250%, 11/30/32	160,000	192,225

		18,572,280

Toys/Games/Hobbies—0.0%
Mattel, Inc. 6.750%, 12/31/25 (144A)	500,000	510,000

Transportation—0.3%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	310,000	315,966
3.550%, 02/15/50	98,000	107,301
3.900%, 08/01/46	349,000	391,560
5.150%, 09/01/43	170,000	220,986
Canadian Pacific Railway Co.
3.700%, 02/01/26	425,000	452,828
5.750%, 03/15/33	120,000	147,423
CSX Corp.
3.250%, 06/01/27	738,000	758,033
3.800%, 11/01/46	404,000	406,032
4.750%, 11/15/48	95,000	109,564
6.150%, 05/01/37	60,000	74,077
JB Hunt Transport Services, Inc. 3.875%, 03/01/26	80,000	82,639
Norfolk Southern Corp.
3.400%, 11/01/49	155,000	150,635
3.950%, 10/01/42	230,000	234,490
Ryder System, Inc.
2.500%, 05/11/20	420,000	419,890
2.875%, 09/01/20	170,000	169,246
Union Pacific Corp.
3.350%, 08/15/46	444,000	443,922
3.600%, 09/15/37	146,000	151,135
4.100%, 09/15/67	70,000	75,482
4.375%, 09/10/38	50,000	56,841

		4,768,050

Trucking & Leasing—0.0%
Aviation Capital Group LLC
3.875%, 05/01/23 (144A)	100,000	93,441
4.125%, 08/01/25 (144A)	80,000	68,838

		162,279

Total Corporate Bonds & Notes (Cost $301,343,915)		298,230,138

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Convertible Bonds—17.3%

Security Description	Principal Amount*	Value

Aerospace/Defense—1.0%
Airbus SE Zero Coupon, 06/14/21 (EUR)	7,800,000	$8,341,784
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	3,400,000	4,181,279
Safran S.A. Zero Coupon, 06/21/23 (EUR)	3,271,500	4,598,389

		17,121,452

Apparel—1.8%
adidas AG 0.050%, 09/12/23 (EUR)	10,200,000	11,799,678
Kering S.A. Zero Coupon, 09/30/22 (EUR)	7,000,000	7,582,026
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	3,053,700	12,339,788

		31,721,492

Banks—1.0%
Barclays Bank plc
Zero Coupon, 02/04/25	5,790,000	5,626,722
Zero Coupon, 02/18/25	6,215,000	5,969,694
BofA Finance LLC 0.250%, 05/01/23	6,725,000	6,309,620
Deutsche Bank AG 1.000%, 05/01/23	900,000	812,718

		18,718,754

Beverages—0.4%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,725,000	7,961,418

Biotechnology—0.4%
Illumina, Inc.
Zero Coupon, 08/15/23	4,797,000	4,591,018
0.500%, 06/15/21 (b)	2,761,000	3,372,403

		7,963,421

Building Materials—0.9%
Sika AG
0.150%, 06/05/25 (CHF)	13,220,000	14,569,882
3.750%, 01/30/22 (CHF)	1,800,000	2,260,183

		16,830,065

Chemicals—0.4%
Symrise AG 0.238%, 06/20/24 (EUR)	5,200,000	6,624,759

Coal—0.2%
RAG-Stiftung Zero Coupon, 02/18/21 (EUR)	3,900,000	4,104,609

Commercial Services—0.3%
Edenred Zero Coupon, 09/06/24 (EUR)	8,900,000	5,908,427

Computers—0.5%
Atos SE Zero Coupon, 11/06/24 (EUR)	8,000,000	9,695,103

Diversified Financial Services—0.3%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	540,000,000	4,612,583

Electric—0.3%
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	3,600,000	4,664,788

Electronics—0.6%
Fortive Corp. 0.875%, 02/15/22	10,137,000	9,395,732
Minebea Mitsumi, Inc. Zero Coupon, 08/03/22 (JPY)	160,000,000	1,537,131

		10,932,863

Engineering & Construction—1.1%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	8,800,000	13,256,012
Vinci S.A.
0.375%, 02/16/22	6,200,000	6,638,960

		19,894,972

Forest Products & Paper—0.1%
Daio Paper Corp. Zero Coupon, 09/17/20 (JPY)	100,000,000	942,430

Gas—0.1%
Snam S.p.A. Zero Coupon, 03/20/22 (EUR)	2,000,000	2,274,509

Healthcare-Services—0.4%
Anthem, Inc. 2.750%, 10/15/42	2,241,000	7,077,302

Home Furnishings—0.6%
Sony Corp. Zero Coupon, 09/30/22 (JPY)	911,000,000	10,916,638

Internet—1.4%
Booking Holdings, Inc.
0.350%, 06/15/20 (b)	7,288,000	8,066,387
0.900%, 09/15/21	7,306,000	7,283,351
Palo Alto Networks, Inc. 0.750%, 07/01/23	10,820,000	10,443,392

		25,793,130

Investment Companies—0.4%
Ares Capital Corp.
3.750%, 02/01/22	5,280,000	4,757,318
4.625%, 03/01/24	2,599,000	2,249,759

		7,007,077

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

IT Services—0.5%
Euronet Worldwide, Inc.
0.750%, 03/15/49 (b)	10,583,000	$9,610,687

Mining—0.3%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	4,449,926

Oil & Gas—0.8%
BP Capital Markets plc 1.000%, 04/28/23 (GBP)	4,000,000	4,960,551
Oasis Petroleum, Inc. 2.625%, 09/15/23	30,000	3,446
TOTAL S.A. 0.500%, 12/02/22	9,600,000	9,008,640

		13,972,637

Real Estate—1.3%
CA Immobilien Anlagen AG 0.750%, 04/04/25 (EUR)	1,300,000	1,575,580
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	6,250,000	4,357,909
Deutsche Wohnen SE 0.325%, 07/26/24 (EUR)	5,800,000	6,103,459
Grand City Properties S.A. 0.250%, 03/02/22 (EUR)	3,600,000	3,903,100
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	4,600,000	5,698,981
TAG Immobilien AG 0.625%, 09/01/22 (EUR)	2,100,000	2,552,955

		24,191,984

Real Estate Investment Trusts—0.4%
DEXUS Finance Pty, Ltd. 2.300%, 06/19/26 (AUD)	5,000,000	2,829,460
Extra Space Storage L.P. 3.125%, 10/01/35 (144A)	3,550,000	3,922,750

		6,752,210

Semiconductors—1.5%
Novellus Systems, Inc. 2.625%, 05/15/41	1,186,000	8,936,586
STMicroelectronics NV
Zero Coupon, 07/03/22	12,000,000	14,331,960
0.250%, 07/03/24	3,600,000	4,394,520

		27,663,066

Software—0.2%
Akamai Technologies, Inc. 0.375%, 09/01/27 (144A)	4,250,000	4,232,799

Telecommunications—0.1%
Vodafone Group plc 1.500%, 03/12/22 (GBP)	1,600,000	1,783,810

Total Convertible Bonds (Cost $324,765,481)		313,422,911

U.S. Treasury & Government Agencies—10.6%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—5.2%
Fannie Mae 30 Yr. Pool
4.000%, 06/01/46	1,014,410	1,104,228
4.000%, 07/01/47	1,091,515	1,173,739
4.000%, 11/01/47	447,305	480,648
4.000%, 12/01/47	444,567	476,950
4.000%, 01/01/48	851,223	926,014
4.500%, 04/01/39	182,517	199,762
4.500%, 12/01/40	266,807	292,366
4.500%, 06/01/48	339,421	367,593
4.500%, 07/01/48	276,486	297,293
4.500%, 01/01/49	937,063	1,030,441
5.000%, 07/01/44	669,719	742,241
5.000%, 06/01/48	320,412	346,416
5.000%, 07/01/48	658,984	724,155
5.000%, 08/01/48	443,480	485,124
5.000%, 10/01/48	992,515	1,072,903
5.000%, 01/01/49	653,055	723,847
Fannie Mae Pool
2.010%, 07/01/30 (f) (g)	1,185,000	1,204,256
2.130%, 09/01/28 (f) (g)	1,200,000	1,216,500
2.410%, 11/01/29	805,625	860,759
2.600%, 10/01/31	350,000	374,373
2.630%, 05/01/30	1,219,932	1,328,133
2.660%, 11/01/26	635,373	686,662
2.820%, 09/01/27	645,048	707,308
3.060%, 08/01/32	350,000	396,696
3.120%, 01/01/30	867,738	974,032
3.130%, 02/01/30	300,000	340,338
3.140%, 12/01/31	1,252,000	1,424,541
3.150%, 06/01/36	468,432	530,550
3.170%, 01/01/30	550,000	624,179
3.200%, 03/01/28	970,130	1,088,832
3.220%, 01/01/30	450,000	512,697
3.230%, 01/01/30	2,417,442	2,736,976
3.240%, 01/01/22	512,409	526,397
3.330%, 04/01/35	500,000	580,031
3.420%, 04/01/30	1,000,000	1,156,095
3.460%, 11/01/32	1,728,000	2,003,027
3.500%, 12/01/27	1,507,000	1,708,458
3.530%, 08/01/28	400,000	459,185
3.530%, 05/01/33	500,000	548,350
3.570%, 07/01/26	1,000,000	1,124,129
3.600%, 01/01/27	484,157	546,570
3.660%, 03/01/27	736,885	827,615
3.660%, 10/01/28	489,474	561,415
3.670%, 09/01/28	1,000,000	1,151,902
3.740%, 02/01/29	800,000	926,529
3.740%, 07/01/30	693,435	805,561
3.800%, 09/01/33	885,425	1,013,946
3.840%, 08/01/28	595,791	692,629
3.890%, 12/01/28	568,939	661,123
3.940%, 01/01/29	541,076	631,911
3.960%, 08/01/30	1,478,711	1,747,894
3.990%, 02/01/28	529,473	610,962
4.000%, 09/01/48	454,485	487,148
4.000%, 06/01/49	1,068,703	1,152,308

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
4.500%, 05/01/48	512,138	$558,026
4.500%, 11/01/48	3,019,334	3,268,488
4.500%, 06/01/49	666,168	730,102
Fannie Mae REMICS (CMO)
Zero Coupon, 05/25/49	1,297,206	1,379,036
3.500%, 06/25/46	1,063,228	1,112,397
4.000%, 04/25/42	275,279	310,093
5.000%, 04/25/37	47,909	51,544
5.000%, 07/25/39	250,000	317,588
5.000%, 05/25/40	65,000	83,820
6.000%, 01/25/34	182,256	217,747
Fannie Mae Whole Loan Trust (CMO) 5.620%, 11/25/33	360,821	412,490
Fannie Mae-ACES (CMO)
2.903%, 01/25/28 (d)	1,000,000	1,078,306
2.959%, 09/25/27 (d)	1,000,000	1,072,711
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/47	510,936	548,514
4.500%, 06/01/47	1,174,639	1,264,017
5.000%, 12/01/48	452,312	489,328
Freddie Mac 30 Yr. Pool
3.500%, 10/01/49	702,393	742,842
4.500%, 06/01/48	547,950	597,367
Freddie Mac Multifamily Structured Pass-Through Certificates
2.811%, 09/25/24	1,500,000	1,609,554
3.422%, 02/25/29	775,000	893,761
3.600%, 02/25/28	1,000,000	1,148,166
3.690%, 01/25/29	520,000	610,268
3.850%, 05/25/28 (d)	585,000	682,478
3.900%, 08/25/28 (d)	990,000	1,179,063
3.920%, 09/25/28 (d)	479,000	568,282
Freddie Mac REMICS (CMO)
Zero Coupon, 07/25/49	968,667	1,019,584
2.500%, 01/15/42	148,388	150,597
3.500%, 03/15/35	600,000	697,761
4.000%, 07/15/38	250,000	281,654
4.000%, 05/25/43	600,000	644,396
5.000%, 02/15/40	117,000	150,891
5.000%, 02/15/41	426,517	519,780
5.500%, 03/15/37	307,231	359,531
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	513,738	575,141
Ginnie Mae II 30 Yr. Pool
4.000%, 10/20/49	794,389	857,015
4.250%, 07/20/47	832,885	919,914
4.250%, 10/20/48	1,594,488	1,760,161
4.500%, 02/20/48	3,160,667	3,425,910
4.500%, 05/20/48	272,523	292,511
4.500%, 06/20/48	988,840	1,097,898
4.500%, 12/20/48	566,817	609,566
4.500%, 07/20/49	984,141	1,070,632
4.500%, 09/20/49	2,139,407	2,340,946
5.000%, 07/20/48	332,780	354,892
5.000%, 12/20/48	1,173,036	1,265,817

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
5.000%, 03/20/49	1,479,094	1,643,246
5.000%, 05/20/49	1,668,906	1,823,802
Government National Mortgage Association (CMO)
Zero Coupon, 04/20/49	938,118	999,046
2.260%, 1M LIBOR + 0.610%, 03/20/70 (d) (f) (g)	835,000	835,000
2.500%, 05/20/43	220,040	221,322
5.500%, 02/20/37	154,619	176,854
5.500%, 04/16/37	136,000	158,297
5.500%, 11/16/39	200,000	250,092
6.000%, 04/17/34	87,041	100,941
Uniform Mortgage-Backed Securities 3.500%, TBA (h)	3,400,000	3,596,695

		94,499,617

U.S. Treasury—5.4%
U.S. Treasury Bonds
2.000%, 02/15/50	777,000	902,443
2.250%, 08/15/46	236,000	284,085
2.250%, 08/15/49	118,000	143,564
2.375%, 11/15/49	70,000	87,369
2.500%, 02/15/45	5,250,000	6,556,553
2.750%, 08/15/42	1,600,000	2,066,125
2.750%, 11/15/42	4,150,000	5,360,957
2.875%, 05/15/43	1,000,000	1,317,734
2.875%, 05/15/49	3,258,000	4,449,079
3.000%, 11/15/44	79,000	106,952
3.750%, 08/15/41 (b)	1,500,000	2,228,262
3.750%, 11/15/43	4,932,000	7,415,724
3.875%, 08/15/40	65,000	97,530
4.375%, 02/15/38	165,000	257,419
4.375%, 11/15/39	1,420,000	2,246,762
4.500%, 02/15/36	120,000	184,430
U.S. Treasury Coupon Strips
Zero Coupon, 08/15/20 (b)	10,000,000	9,989,512
Zero Coupon, 02/15/22 (b)	10,000,000	9,954,831
Zero Coupon, 08/15/26	10,500,000	10,093,641
Zero Coupon, 05/15/32	1,495,000	1,328,373
U.S. Treasury Notes
1.125%, 07/31/21	4,975,000	5,037,770
1.500%, 02/15/30 (b)	105,000	113,195
1.750%, 02/28/22	1,200,000	1,234,828
1.750%, 05/15/23	12,302,000	12,857,993
1.750%, 12/31/24	1,955,000	2,081,846
1.750%, 11/15/29	190,000	208,852
2.000%, 02/28/21	5,000,000	5,086,328
2.000%, 11/15/26	3,000,000	3,284,531
2.250%, 11/15/25	210,000	230,672
2.875%, 05/15/28	1,505,000	1,775,195

		96,982,555

Total U.S. Treasury & Government Agencies (Cost $172,140,703)		191,482,172

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—2.3%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.7%
American Credit Acceptance Receivables Trust
3.540%, 03/13/23 (144A)	205,392	$204,709
3.700%, 07/10/24 (144A)	302,330	297,472
Americredit Automobile Receivables Trust 3.360%, 02/18/25	970,000	975,802
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	493,358
BAT Capital Corp. 4.700%, 04/02/27	90,000	90,000
Carmax Auto Owner Trust 3.360%, 09/15/23	185,000	187,442
Carnow Auto Receivables Trust
3.610%, 10/15/21 (144A) †	54,432	54,054
4.260%, 09/15/23 (144A) †	400,000	388,478
Credit Acceptance Auto Loan Trust 3.330%, 02/15/28 (144A)	700,000	694,741
Credit Acceptance Auto Loan Trust 2020-1 2.390%, 04/16/29 (144A)	535,000	472,873
Drive Auto Receivables Trust
3.660%, 11/15/24	236,000	236,145
3.720%, 09/16/24	212,727	212,506
3.780%, 04/15/25	565,000	562,993
3.810%, 05/15/24	250,000	249,567
3.990%, 01/15/25	250,000	248,111
4.090%, 01/15/26	250,000	250,423
4.090%, 06/15/26	125,000	123,839
DT Auto Owner Trust
2.730%, 07/15/25 (144A)	533,000	520,653
3.610%, 11/15/24 (144A)	730,000	725,572
Exeter Automobile Receivables Trust
3.110%, 08/15/25 (144A)	530,000	517,371
3.640%, 11/15/22 (144A)	63,712	63,285
3.950%, 12/15/22 (144A)	193,566	186,305
Flagship Credit Auto Trust
3.790%, 12/16/24 (144A)	203,000	202,254
4.080%, 02/18/25 (144A)	625,000	620,157
4.110%, 10/15/24 (144A)	500,000	502,583
Ford Credit Auto Owner Trust 3.240%, 04/15/23	305,000	309,645
GLS Auto Receivables Trust
3.250%, 04/18/22 (144A)	27,798	27,576
3.370%, 01/17/23 (144A)	119,268	118,765
Hertz Vehicle Financing II L.P.
2.960%, 10/25/21 (144A)	300,000	295,144
3.710%, 03/25/23 (144A)	570,000	553,218
Nissan Auto Lease Trust 3.250%, 09/15/21	220,000	220,242
Sonoran Auto Receivables Trust 4.750%, 06/15/25	627,383	642,127
Tesla Auto Lease Trust 3.710%, 08/20/21 (144A)	391,194	392,958
Tricolor Auto Securitization Trust 3.960%, 10/15/21 (144A) †	80,133	79,028
U.S. Auto Funding LLC
3.990%, 12/15/22 (144A)	500,000	459,673
5.500%, 07/15/23 (144A)	98,607	98,069

Asset-Backed - Automobile—(Continued)
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	186,244	185,989

		12,463,127

Asset-Backed - Credit Card—0.1%
Synchrony Card Issuance Trust
2.950%, 03/15/25	743,000	752,177
3.380%, 09/15/24	150,000	150,400
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	375,000	377,930

		1,280,507

Asset-Backed - Other—1.5%
American Homes 4 Rent Trust
3.786%, 10/17/36 (144A)	186,223	187,151
4.691%, 10/17/52 (144A)	100,000	90,081
4.705%, 10/17/36 (144A)	100,000	99,382
AMSR Trust 3.218%, 04/17/37 (144A)	700,000	590,309
Ascentium Equipment Receivables Trust 3.510%, 04/10/24 (144A)	290,000	291,568
B2R Mortgage Trust
2.567%, 06/15/49 (144A)	111,395	110,624
3.336%, 11/15/48 (144A)	44,388	44,250
Business Jet Securities LLC
4.335%, 02/15/33 (144A)	201,949	166,739
4.447%, 06/15/33 (144A)	341,821	276,230
5.437%, 06/15/33 (144A)	252,685	185,284
BXG Receivables Note Trust 4.440%, 02/02/34 (144A)	586,345	583,560
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	597,085	566,749
2.968%, 10/15/49 (144A)	605,695	595,971
3.163%, 10/15/52 (144A)	650,000	507,963
3.880%, 03/15/52 (144A)	320,000	273,891
CSMA 2.000%, 04/25/23	850,886	850,801
Diamond Resorts Owner Trust
3.530%, 02/20/32 (144A)	781,388	751,566
4.190%, 01/21/31 (144A)	160,422	159,526
Fort Credit LLC 4.354%, 1M LIBOR + 3.430%, 11/16/35 (144A) † (d)	790,000	726,323
Foundation Finance Trust
3.860%, 11/15/34 (144A)	204,925	195,941
Freedom Financial Network LLC
3.610%, 07/18/24 (144A)	110,185	107,955
3.990%, 10/20/25 (144A)	235,267	229,943
Kabbage Funding LLC
3.825%, 03/15/24 (144A)	917,000	891,787
4.071%, 03/15/24 (144A)	480,000	464,282
Legacy Mortgage Asset Trust 3.200%, 05/25/59 (144A) (e)	882,787	878,739
Lendingpoint Asset Securitization Trust 3.071%, 11/10/25 (144A)	563,833	543,729

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Lendmark Funding Trust
3.900%, 12/20/27 (144A)	600,000	$465,220
4.230%, 04/20/27 (144A)	709,000	663,388
4.480%, 04/20/27 (144A)	500,000	441,180
LL ABS Trust 2.870%, 03/15/27 (144A)	295,317	284,088
Mariner Finance Issuance Trust 4.200%, 11/20/30 (144A)	1,000,000	934,761
Octane Receivables Trust 3.160%, 09/20/23 (144A)	684,972	680,755
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	340,000	319,944
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	601,000	554,059
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	721,744	706,024
Progress Residential Trust
2.768%, 08/17/34 (144A)	219,077	216,221
3.255%, 03/17/35 (144A)	99,878	97,198
3.395%, 12/17/34 (144A)	300,000	289,009
3.712%, 08/17/35 (144A)	500,000	492,236
4.040%, 08/17/35 (144A)	389,000	379,316
4.427%, 10/17/35 (144A)	349,000	334,998
4.466%, 08/17/35 (144A)	850,000	751,428
4.656%, 08/17/35 (144A)	258,000	232,084
Prosper Marketplace Issuance Trust 3.540%, 04/15/25 (144A)	195,555	193,482
PRPM 2020-1 LLC 2.981%, 02/25/25 (144A) (e)	641,097	506,599
Regional Management Issuance Trust
3.430%, 11/15/28 (144A)	760,000	615,053
3.830%, 07/15/27 (144A)	1,165,000	1,116,387
Republic FInance Issuance Trust 3.430%, 11/22/27 (144A)	880,000	767,194
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	773,700	699,381
3.120%, 05/20/36 (144A)	419,880	413,300
Trafigura Securitisation Finance plc 3.730%, 03/15/22 (144A)	422,222	431,532
Tricon American Homes Trust
2.716%, 09/17/34 (144A)	203,549	200,008
3.198%, 03/17/38 (144A)	525,000	434,755
Upgrade Receivables Trust
3.480%, 03/15/25 (144A)	242,695	240,550
3.760%, 11/15/24 (144A)	14,796	14,653
Vericrest Opportunity Loan Trust
2.981%, 02/25/50 (144A) (e)	497,439	428,699
3.278%, 11/25/49 (144A) (e)	443,527	394,642
4.150%, 08/25/49 (144A) (e)	800,000	611,976
Verizon Owner Trust
1.920%, 12/20/21 (144A)	32,568	32,457
3.230%, 04/20/23	180,000	182,164
VM DEBT LLC 7.500%, 06/15/24	500,000	500,000
VOLT LXXX LLC 4.090%, 10/25/49 (144A) (e)	625,000	479,056

Asset-Backed - Other—(Continued)
VOLT LXXXIII LLC 3.327%, 11/26/49 (144A) (e)	485,405	429,406
VOLT LXXXV LLC 3.228%, 01/25/50 (144A) (e)	418,826	368,966
VOLT LXXXVII LLC 2.981%, 02/25/50 (144A) (e)	497,426	356,764
VOLT LXXXVIII LLC 2.981%, 03/25/50 (144A) (e)	589,526	514,584

		28,143,861

Total Asset-Backed Securities (Cost $44,643,001)		41,887,495

Convertible Preferred Stocks—2.0%

Banks—1.7%
Bank of America Corp. 7.250%	11,537	14,606,073
Wells Fargo & Co., Series L 7.500%	12,782	16,284,523

		30,890,596

Diversified Financial Services—0.1%
AMG Capital Trust II 5.150%, 10/15/37	75,767	2,803,379

Machinery—0.2%
Stanley Black & Decker, Inc. 5.375%, 05/15/20	41,209	2,993,834

Total Convertible Preferred Stocks (Cost $39,616,532)		36,687,809

Mortgage-Backed Securities—0.8%

Collateralized Mortgage Obligations—0.5%
Antler Mortgage Trust 4.335%, 07/25/22 (144A)	362,000	360,119
Headlands Residential LLC 3.967%, 06/25/24 (144A) (e)	610,000	528,367
LHOME Mortgage Trust
3.228%, 10/25/24 (144A)	500,000	446,977
3.844%, 03/25/24 (144A)	345,000	316,509
3.868%, 07/25/24 (144A)	650,000	589,857
Seasoned Credit Risk Transfer Trust
3.500%, 03/25/58	1,266,843	1,338,909
3.500%, 07/25/58	651,884	698,630
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,643,751	1,696,791
3.500%, 11/25/28	1,669,226	1,727,686
Toorak Mortgage Corp. 3.721%, 09/25/22 (e)	430,000	384,070
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	820,000	653,024

		8,740,939

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities— (Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	$574,735
3.402%, 02/10/37 (144A)	420,000	343,574
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	207,632
FREMF Mortgage Trust 3.652%, 12/25/51 (144A) (d)	500,000	445,426
GS Mortgage Securities Trust 2015-590M 3.805%, 10/10/35 (144A) (d)	440,000	418,655
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,367,845
One Lincon Street Commercial Mortgage 5.724%, 10/15/30 (144A) (d)	1,200,000	1,215,281
SBALR Commercial Mortgage Trust 2.825%, 02/13/53	810,000	757,013

		5,330,161

Total Mortgage-Backed Securities (Cost $14,732,677)		14,071,100

Preferred Stocks—0.1%

Auto Components—0.1%
Schaeffler AG	148,399	913,171

Auto Manufacturers—0.0%
Volkswagen AG	6,622	788,973

Household Products—0.0%
Henkel AG & Co. KGaA	4,817	392,822

Total Preferred Stocks (Cost $3,362,627)		2,094,966

Floating Rate Loan (i)—0.0%

Cosmetics/Personal Care—0.0%
Sunshine Luxembourg ViII S.a.r.l First Lien Term Loan 5.322%, 6M LIBOR + 4.250%, 10/01/26 (Cost $335,992)	340,000	311,100

Short-Term Investments—14.5%

Mutual Fund—0.0%
State Street U.S. Treasury Liquidity Fund	25,172	25,172

Repurchase Agreement—12.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $225,284,736; collateralized by U.S. Treasury Notes with rates ranging from 0.625% - 1.750%, maturity dates ranging from 06/30/22 - 03/31/27, and an aggregate market value of $229,798,402.	225,284,736	225,284,736

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—2.0%
U.S. Treasury Bills
0.158%, 02/25/21 (j) (k)	520,000	519,347
1.516%, 04/30/20 (c) (j)	35,000,000	34,998,238

		35,517,585

Total Short-Term Investments (Cost $260,786,412)		260,827,493

Securities Lending Reinvestments (l)—3.4%

Certificates of Deposit—1.6%
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	2,000,000	1,995,404
Barclays Bank plc 1.730%, 05/08/20	1,000,000	1,000,600
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (d)	1,000,000	992,283
Canadian Imperial Bank of Commerce
0.350%, FEDEFF PRV + 0.260%, 06/10/20 (d)	1,999,181	1,995,440
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	995,158
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Credit Agricole S.A.
0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	1,000,000	989,188
1.500%, 06/12/20	1,000,000	1,001,000
1.790%, 05/04/20	2,000,000	2,001,480
Credit Industriel et Commercial 0.520%, FEDEFF PRV + 0.430%, 07/20/20 (d)	1,000,000	996,950
DG Bank 0.950%, 06/10/20	1,000,000	999,380
DZ Bank AG Zero Coupon, 07/15/20	1,981,964	1,993,780
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430
KBC Bank NV 1.800%, 04/14/20	1,000,000	1,000,340
MUFG Bank Ltd. 1.790%, 07/17/20	1,000,000	1,002,060
NatWest Bank plc 1.860%, 04/14/20	1,000,000	1,000,270
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (d)	1,002,615	997,260
Societe Generale 1.030%, 1M LIBOR + 0.280%, 06/19/20 (d)	1,000,000	996,502
Sumitomo Mitsui Banking Corp.
1.061%, 1M LIBOR + 0.120%, 07/28/20 (d)	2,000,000	1,998,480
1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	2,000,272	1,999,280
Sumitomo Mitsui Trust Bank, Ltd. 1.970%, 04/17/20	2,000,000	2,001,180

		28,956,915

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.2%
Santander UK plc 1.825%, 04/07/20	995,387	$999,880
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (d)	2,000,000	1,997,294

		2,997,174

Repurchase Agreements—0.8%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $631,677; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $644,310.	631,677	631,677
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $2,650,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $2,703,003.	2,650,000	2,650,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $500,209; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $700,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $714,000.	700,000	700,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,400,016; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $5,000,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $5,486,460.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $3,900,063; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $4,333,041.	3,900,000	3,900,000

		14,781,677

Time Deposit—0.1%
ABN AMRO Bank NV 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—0.7%
BlackRock Liquidity Funds, Institutional Shares 0.340% (m)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (m)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (m)	2,000,000	2,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 0.290% (m)	800,000	800,000

		11,800,000

Total Securities Lending Reinvestments (Cost $59,569,371)		59,535,766

Total Investments—99.6% (Cost $1,867,606,816)		1,799,743,023
Other assets and liabilities (net)—0.4%		7,903,535

Net Assets—100.0%		$1,807,646,558

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $2,170,451, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $58,776,809 and the collateral received consisted of cash in the amount of $59,561,308 and non-cash collateral with a value of $1,721,780. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2020, the market value of securities pledged was $30,033,688.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.2% of net assets.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $518,348.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(m)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $139,187,561, which is 7.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Carnow Auto Receivables Trust, 3.610%, 10/15/21	11/14/18	$54,432	$54,430	$54,054
Carnow Auto Receivables Trust, 4.260%, 09/15/23	11/14/18	400,000	399,959	388,478
Fort Credit LLC, 4.354%, 11/16/35	11/28/18	790,000	790,000	726,323
Guardian Life Insurance Co. of America (The), 3.700%, 01/22/70	1/14/20	85,000	84,026	77,883
Harborwalk Funding Trust, 5.077%, 02/15/69	2/28/19	335,000	335,000	394,820
Massachusetts Mutual Life Insurance Co., 3.729%, 10/15/70	5/31/13 - 10/8/19	96,000	92,099	88,998
New York Life Insurance Co., 4.450%, 05/15/69	4/1/19	75,000	74,461	78,500
Northwestern Mutual Life Insurance Co. (The), 3.850%, 09/30/47	1/3/20	220,000	237,332	186,240
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47	5/3/17	100,000	99,696	96,127
Tricolor Auto Securitization Trust, 3.960%, 10/15/21	11/15/28	80,133	80,130	79,028

				$2,170,451

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	1,843,854	RBC	04/29/20	USD	1,882,938	$35,369
EUR	2,015,107	CBNA	04/29/20	USD	2,249,289	(24,549)
EUR	2,007,724	RBC	04/29/20	USD	2,172,100	44,490
EUR	2,086,280	RBC	04/29/20	USD	2,297,921	5,398
EUR	2,427,366	RBC	04/29/20	USD	2,679,803	86
EUR	2,448,646	RBC	04/29/20	USD	2,798,223	(94,840)
EUR	5,655,442	RBC	04/29/20	USD	6,296,515	(52,730)
EUR	1,235,363	SSBT	04/29/20	USD	1,359,875	4,005
EUR	1,514,266	SSBT	04/29/20	USD	1,665,134	6,663
EUR	2,136,122	SSBT	04/29/20	USD	2,355,102	3,243
EUR	2,687,728	SSBT	04/29/20	USD	2,898,923	68,412
EUR	2,925,993	SSBT	04/29/20	USD	3,188,199	42,189
EUR	3,201,575	SSBT	04/29/20	USD	3,651,859	(117,220)
JPY	168,000,000	CBNA	04/30/20	USD	1,533,350	31,062
JPY	267,752,267	RBC	04/30/20	USD	2,496,758	(3,454)
JPY	272,220,000	RBC	04/30/20	USD	2,488,951	45,956
JPY	207,062,161	SSBT	04/30/20	USD	1,920,771	7,387
JPY	409,500,000	SSBT	04/30/20	USD	3,740,443	72,811
JPY	198,000,000	TDB	04/30/20	USD	1,836,583	7,189

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,653,514	RBC	04/29/20	USD	2,808,358	$(54,446)
CHF	17,098,383	CBNA	04/29/20	USD	17,734,944	(53,859)
EUR	2,352,198	CBNA	04/29/20	USD	2,636,646	39,746
EUR	2,022,181	CBNA	04/29/20	USD	2,225,545	(7,006)
EUR	2,169,347	RBC	04/29/20	USD	2,354,757	(40,270)
EUR	122,557,167	SSBT	04/29/20	USD	136,024,679	717,741
EUR	3,997,929	SSBT	04/29/20	USD	4,385,516	(28,323)
EUR	2,985,367	TDB	04/29/20	USD	3,324,830	28,892
GBP	6,131,492	CBNA	04/29/20	USD	8,049,822	429,492
JPY	3,423,716,431	SSBT	04/30/20	USD	31,406,390	(475,180)
SGD	6,824,533	ANZ	04/29/20	USD	5,053,072	249,512

Net Unrealized Appreciation						$887,766

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/20	978	AUD	147,297,333	$(1,262,136)
Euro STOXX 50 Index Futures	06/19/20	65	EUR	1,785,550	309,972
FTSE 100 Index Futures	06/19/20	12	GBP	676,260	87,007
Hang Seng Index Futures	04/28/20	57	HKD	67,602,000	(16,408)
S&P 500 Index E-Mini Futures	06/19/20	174	USD	22,356,390	1,446,674
SPI 200 Index Futures	06/18/20	32	AUD	4,087,200	31,951
TOPIX Index Futures	06/11/20	29	JPY	406,870,000	192,004
U.S. Treasury Long Bond Futures	06/19/20	48	USD	8,595,000	379,363
U.S. Treasury Note 10 Year Futures	06/19/20	451	USD	62,548,063	1,556,367
U.S. Treasury Note 2 Year Futures	06/30/20	49	USD	10,798,758	102,892
U.S. Treasury Ultra Long Bond Futures	06/19/20	20	USD	4,437,500	318,276

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/19/20	(1,015)	EUR	(27,882,050)	(3,748,695)
Euro-Bund Futures	06/08/20	(298)	EUR	(51,407,980)	870,583
MSCI EAFE Index Mini Futures	06/19/20	(1,332)	USD	(103,849,380)	(10,102,737)
MSCI Emerging Markets Index Mini Futures	06/19/20	(491)	USD	(20,693,195)	(1,061,576)
Russell 2000 Index E-Mini Futures	06/19/20	(1,711)	USD	(98,177,180)	3,856,294
TOPIX Index Futures	06/11/20	(827)	JPY	(11,602,810,000)	(4,202,290)
U.S. Treasury Note 10 Year Futures	06/19/20	(240)	USD	(33,285,000)	(784,771)
U.S. Treasury Note 5 Year Futures	06/30/20	(83)	USD	(10,404,828)	(216,807)
U.S. Treasury Note Ultra 10 Year Futures	06/19/20	(61)	USD	(9,517,906)	(312,896)
United Kingdom Long Gilt Bond Futures	06/26/20	(485)	GBP	(66,052,150)	(1,268,432)

Net Unrealized Depreciation					$(13,825,365)

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	0.774%	Semi-Annually	03/16/30	USD	95,900,000	$622,171	$201,581	$420,590
Pay	3M LIBOR	Quarterly	1.611%	Semi-Annually	06/10/30	USD	36,300,000	3,258,553	—	3,258,553
Pay	3M LIBOR	Quarterly	1.670%	Semi-Annually	10/29/29	USD	113,500,000	10,253,635	(361,149)	10,614,784
Pay	3M LIBOR	Quarterly	1.770%	Semi-Annually	01/21/30	USD	155,100,000	15,710,606	(69,548)	15,780,154
Pay	3M LIBOR	Quarterly	1.830%	Semi-Annually	12/19/29	USD	172,300,000	18,499,541	(101,429)	18,600,970

Totals								$48,344,506	$(330,545)	$48,675,051

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust
(TDB)—	Toronto Dominion Bank

Currencies

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(GDR)—	Global Depositary Receipt
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,305,022	$4,404,386	$—	$6,709,408
Air Freight & Logistics	—	1,499,305	—	1,499,305
Airlines	1,923,434	528,340	—	2,451,774
Auto Components	123,020	2,385,507	—	2,508,527
Automobiles	2,029,955	9,077,319	—	11,107,274
Banks	17,890,002	27,099,155	—	44,989,157
Beverages	3,155,980	8,373,370	—	11,529,350
Biotechnology	5,747,915	2,223,093	—	7,971,008
Building Products	1,519,519	1,994,659	—	3,514,178
Capital Markets	8,698,808	8,588,649	—	17,287,457
Chemicals	1,413,563	6,737,227	—	8,150,790
Commercial Services & Supplies	1,236,079	366,821	—	1,602,900
Communications Equipment	1,280,518	385,377	—	1,665,895
Construction & Engineering	—	4,721,484	—	4,721,484
Construction Materials	1,600,199	2,929,431	—	4,529,630
Consumer Finance	1,972,939	—	—	1,972,939
Containers & Packaging	3,317,870	—	—	3,317,870
Distributors	—	663,290	—	663,290
Diversified Consumer Services	23,626	—	—	23,626
Diversified Financial Services	2,752,744	3,775,667	—	6,528,411
Diversified Telecommunication Services	2,236,746	9,977,232	—	12,213,978
Electric Utilities	5,981,642	8,860,292	—	14,841,934
Electrical Equipment	2,594,656	5,144,053	—	7,738,709
Electronic Equipment, Instruments & Components	1,742,466	7,034,918	—	8,777,384
Entertainment	4,047,390	2,879,170	—	6,926,560
Equity Real Estate Investment Trusts	4,784,670	1,486,790	—	6,271,460
Food & Staples Retailing	3,002,167	6,937,067	—	9,939,234
Food Products	1,170,464	13,627,610	—	14,798,074
Gas Utilities	—	3,022,754	—	3,022,754
Health Care Equipment & Supplies	4,251,510	1,247,344	—	5,498,854
Health Care Providers & Services	6,033,141	651,794	—	6,684,935
Health Care Technology	1,154,340	—	—	1,154,340
Hotels, Restaurants & Leisure	2,716,590	2,969,857	—	5,686,447
Household Durables	1,014,635	8,756,568	—	9,771,203
Household Products	2,799,475	323,674	—	3,123,149
Independent Power and Renewable Electricity Producers	—	676,662	—	676,662
Industrial Conglomerates	2,056,692	2,218,542	—	4,275,234
Insurance	5,966,725	28,996,964	—	34,963,689
Interactive Media & Services	8,525,610	7,578,906	—	16,104,516
Internet & Direct Marketing Retail	17,634,223	—	—	17,634,223
IT Services	14,547,686	10,139,298	—	24,686,984
Life Sciences Tools & Services	2,448,719	—	—	2,448,719

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$3,799,716	$3,391,984	$—	$7,191,700
Media	4,390,145	394,910	—	4,785,055
Metals & Mining	152,956	10,692,196	—	10,845,152
Multi-Utilities	481,440	475,570	—	957,010
Multiline Retail	1,539,725	1,176,110	—	2,715,835
Oil, Gas & Consumable Fuels	5,867,417	8,454,214	—	14,321,631
Paper & Forest Products	—	624,565	—	624,565
Personal Products	133,840	6,348,478	—	6,482,318
Pharmaceuticals	9,601,614	40,723,904	—	50,325,518
Professional Services	1,124,156	4,997,770	—	6,121,926
Real Estate Management & Development	823,737	4,867,026	—	5,690,763
Road & Rail	2,072,563	4,572,466	—	6,645,029
Semiconductors & Semiconductor Equipment	16,568,778	9,872,442	—	26,441,220
Software	17,013,574	5,657,470	—	22,671,044
Specialty Retail	8,026,193	4,380,941	—	12,407,134
Technology Hardware, Storage & Peripherals	11,911,459	1,622,664	—	13,534,123
Textiles, Apparel & Luxury Goods	1,368,139	5,506,744	—	6,874,883
Thrifts & Mortgage Finance	—	3,709,686	—	3,709,686
Tobacco	1,346,368	4,477,360	—	5,823,728
Trading Companies & Distributors	101,097	7,504,855	—	7,605,952
Wireless Telecommunication Services	213,861	5,220,625	—	5,434,486
Total Common Stocks	238,237,518	342,954,555	—	581,192,073
Total Corporate Bonds & Notes*	—	298,230,138	—	298,230,138
Total Convertible Bonds*	—	313,422,911	—	313,422,911
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	—	91,243,861	3,255,756	94,499,617
U.S. Treasury	—	96,982,555	—	96,982,555
Total U.S. Treasury & Government Agencies	—	188,226,416	3,255,756	191,482,172
Total Asset-Backed Securities*	—	41,887,495	—	41,887,495
Total Convertible Preferred Stocks*	36,687,809	—	—	36,687,809
Total Mortgage-Backed Securities*	—	14,071,100	—	14,071,100
Total Preferred Stocks*	—	2,094,966	—	2,094,966
Total Floating Rate Loan*	—	311,100	—	311,100
Short-Term Investments
Mutual Fund	25,172	—	—	25,172
Repurchase Agreement	—	225,284,736	—	225,284,736
U.S. Treasury	—	35,517,585	—	35,517,585
Total Short-Term Investments	25,172	260,802,321	—	260,827,493
Securities Lending Reinvestments
Certificates of Deposit	—	28,956,915	—	28,956,915
Commercial Paper	—	2,997,174	—	2,997,174
Repurchase Agreements	—	14,781,677	—	14,781,677
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	11,800,000	—	—	11,800,000
Total Securities Lending Reinvestments	11,800,000	47,735,766	—	59,535,766
Total Investments	$286,750,499	$1,509,736,768	$3,255,756	$1,799,743,023

Collateral for Securities Loaned (Liability)	$—	$(59,561,308)	$—	$(59,561,308)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,839,643	$—	$1,839,643
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(951,877)	—	(951,877)
Total Forward Contracts	$—	$887,766	$—	$887,766
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,151,383	$—	$—	$9,151,383
Futures Contracts (Unrealized Depreciation)	(22,976,748)	—	—	(22,976,748)
Total Futures Contracts	$(13,825,365)	$—	$—	$(13,825,365)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$48,675,051	$—	$48,675,051

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
AAR Corp.	27,900	$495,504
Maxar Technologies, Inc.	59,400	634,392
Moog, Inc. - Class A	11,100	560,883

		1,690,779

Air Freight & Logistics—1.0%
Echo Global Logistics, Inc. (a)	106,000	1,810,480
Hub Group, Inc. - Class A (a)	32,300	1,468,681

		3,279,161

Airlines—0.1%
Hawaiian Holdings, Inc.	43,900	458,316

Auto Components—0.7%
Adient plc (a)	61,300	555,991
Cooper-Standard Holdings, Inc. (a)	2,300	23,621
Gentherm, Inc. (a)	36,400	1,142,960
Stoneridge, Inc. (a)	33,200	556,100

		2,278,672

Banks—17.4%
1st Source Corp.	31,091	1,008,281
American National Bankshares, Inc.	1,900	45,410
Atlantic Capital Bancshares, Inc. (a)	22,100	262,327
Atlantic Union Bankshares Corp.	2,400	52,560
BancFirst Corp.	36,200	1,207,994
BancorpSouth Bank	22,400	423,808
BankFinancial Corp.	62,485	550,493
Banner Corp.	12,200	403,088
Brookline Bancorp, Inc.	66,600	751,248
Bryn Mawr Bank Corp.	8,900	252,582
Cathay General Bancorp	59,300	1,360,935
Central Pacific Financial Corp.	128,701	2,046,346
Central Valley Community Bancorp	7,000	91,280
Century Bancorp, Inc. - Class A	1,200	74,688
Citizens & Northern Corp.	4,000	80,000
City Holding Co.	18,509	1,231,404
Columbia Banking System, Inc.	57,100	1,530,280
Community Bank System, Inc.	39,100	2,299,080
Community Trust Bancorp, Inc.	35,116	1,116,338
East West Bancorp, Inc.	3,128	80,515
Enterprise Financial Services Corp.	60,900	1,699,719
Equity Bancshares, Inc. - Class A (a)	9,600	165,600
Farmers National Banc Corp.	31,700	368,671
Financial Institutions, Inc.	20,099	364,596
First Bancorp	8,800	203,104
First BanCorp. (Puerto Rico)	348,200	1,852,424
First Citizens BancShares, Inc. - Class A	2,400	798,888
First Commonwealth Financial Corp.	277,000	2,531,780
First Community Bancshares, Inc.	17,400	405,420
First Financial Corp.	6,000	202,320
First Hawaiian, Inc.	27,000	446,310
First Interstate BancSystem, Inc. - Class A	10,122	291,918
Flushing Financial Corp.	42,000	561,120
Glacier Bancorp, Inc.	60,900	2,070,904

Banks—(Continued)
Great Southern Bancorp, Inc.	10,600	428,240
Great Western Bancorp, Inc.	29,500	604,160
Hancock Whitney Corp.	7,500	146,400
Hilltop Holdings, Inc.	69,000	1,043,280
Home BancShares, Inc.	110,600	1,326,094
Hope Bancorp, Inc. (b)	184,429	1,516,006
Independent Bank Corp.	15,800	203,346
Investors Bancorp, Inc.	279,700	2,234,803
Lakeland Financial Corp. (b)	12,000	441,000
Mercantile Bank Corp.	5,600	118,552
OFG Bancorp	30,045	335,903
People’s United Financial, Inc.	24,400	269,620
Preferred Bank	5,100	172,482
Republic Bancorp, Inc. - Class A	5,700	188,271
S&T Bancorp, Inc.	6,500	177,580
South State Corp.	47,500	2,789,675
Stock Yards Bancorp, Inc.	5,600	162,008
Tompkins Financial Corp.	6,459	463,756
TriState Capital Holdings, Inc. (a)	7,500	72,525
Trustmark Corp. (b)	148,700	3,464,710
UMB Financial Corp.	64,000	2,968,320
Umpqua Holdings Corp.	169,561	1,848,215
United Bankshares, Inc.	150,500	3,473,540
Valley National Bancorp	13,120	95,907
Washington Trust Bancorp, Inc.	10,900	398,504
Webster Financial Corp.	32,100	735,090
West Bancorp, Inc.	3,770	61,640
Westamerica Bancorporation	79,700	4,684,766

		57,255,824

Biotechnology—2.1%
89bio, Inc. (a) (b)	37,990	959,248
Acorda Therapeutics, Inc. (a) (b)	8,100	7,554
Arcus Biosciences, Inc. (a)	77,978	1,082,335
Enanta Pharmaceuticals, Inc. (a)	8,300	426,869
Epizyme, Inc. (a) (b)	55,400	859,254
Fate Therapeutics, Inc. (a)	40,900	908,389
Five Prime Therapeutics, Inc. (a)	38,500	87,395
Iovance Biotherapeutics, Inc. (a) (b)	56,300	1,685,340
Protagonist Therapeutics, Inc. (a)	134,400	948,864

		6,965,248

Building Products—0.8%
Builders FirstSource, Inc. (a)	176,500	2,158,595
Masonite International Corp. (a)	2,600	123,370
Quanex Building Products Corp. (b)	41,800	421,344

		2,703,309

Capital Markets—1.4%
Artisan Partners Asset Management, Inc. - Class A	11,800	253,582
Brightsphere Investment Group, Inc.	55,800	356,562
Cowen, Inc. - Class A	30,800	297,528
Donnelley Financial Solutions, Inc. (a)	52,100	274,567
Moelis & Co. - Class A	1,300	36,530
Oppenheimer Holdings, Inc. - Class A	4,309	85,146

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Piper Sandler Cos.	6,800	$343,876
Stifel Financial Corp.	60,500	2,497,440
Virtus Investment Partners, Inc.	4,900	372,939

		4,518,170

Chemicals—1.2%
FutureFuel Corp.	63,000	710,010
HB Fuller Co.	2,900	80,997
Minerals Technologies, Inc.	43,600	1,580,936
PolyOne Corp.	27,100	514,087
Trinseo S.A.	43,400	785,974
Tronox Holding Plc - Class A	49,900	248,502

		3,920,506

Commercial Services & Supplies—2.0%
ABM Industries, Inc.	94,400	2,299,584
ACCO Brands Corp.	323,750	1,634,937
Deluxe Corp.	33,300	863,469
Ennis, Inc. (b)	24,000	450,720
HNI Corp.	9,700	244,343
Pitney Bowes, Inc.	65,300	133,212
Quad/Graphics, Inc.	192,307	484,614
Steelcase, Inc. - Class A	34,100	336,567
VSE Corp.	2,444	40,057

		6,487,503

Communications Equipment—0.8%
ADTRAN, Inc.	18,111	139,092
Comtech Telecommunications Corp.	10,300	136,887
Lumentum Holdings, Inc. (a)	21,800	1,606,660
NetScout Systems, Inc. (a)	35,600	842,652

		2,725,291

Construction & Engineering—2.4%
Arcosa, Inc.	49,300	1,959,182
EMCOR Group, Inc.	52,300	3,207,036
MYR Group, Inc. (a)	49,800	1,304,262
Sterling Construction Co., Inc. (a)	49,200	467,400
Tutor Perini Corp. (a)	167,700	1,126,944

		8,064,824

Consumer Finance—0.4%
Nelnet, Inc. - Class A	26,100	1,185,201

Containers & Packaging—0.1%
Myers Industries, Inc.	15,800	169,850

Distributors—0.5%
Core-Mark Holding Co., Inc.	62,200	1,777,054

Diversified Consumer Services—0.9%
American Public Education, Inc. (a)	15,400	368,522
Houghton Mifflin Harcourt Co. (a)	158,000	297,040
K12, Inc. (a) (b)	118,300	2,231,138

		2,896,700

Diversified Financial Services—0.0%
Marlin Business Services Corp.	9,374	104,708

Diversified Telecommunication Services—0.4%
Consolidated Communications Holdings, Inc.	282,700	1,286,285

Electric Utilities—1.5%
IDACORP, Inc.	4,500	395,055
Portland General Electric Co.	92,800	4,448,832
Spark Energy, Inc. - Class A (b)	27,200	170,544

		5,014,431

Electrical Equipment—0.4%
American Superconductor Corp. (a) (b)	61,200	335,376
Bloom Energy Corp. - Class A (a) (b)	4,000	20,920
Powell Industries, Inc.	38,347	984,367

		1,340,663

Electronic Equipment, Instruments & Components—3.0%
Bel Fuse, Inc. - Class B	40,824	397,626
Benchmark Electronics, Inc.	127,200	2,542,728
Fabrinet (a)	22,000	1,200,320
OSI Systems, Inc. (a)	3,300	227,436
Sanmina Corp. (a)	60,700	1,655,896
ScanSource, Inc. (a)	70,673	1,511,695
Tech Data Corp. (a)	16,800	2,198,280

		9,733,981

Energy Equipment & Services—1.1%
Dril-Quip, Inc. (a)	12,000	366,000
Era Group, Inc. (a)	24,200	128,986
Matrix Service Co. (a)	164,000	1,553,080
NexTier Oilfield Solutions, Inc. (a)	449,946	526,437
SEACOR Holdings, Inc. (a)	33,500	903,160

		3,477,663

Entertainment—0.2%
Eros International plc (a)	434,600	717,090

Equity Real Estate Investment Trusts—10.0%
Acadia Realty Trust	48,100	595,959
Agree Realty Corp. (b)	12,600	779,940
Alexander & Baldwin, Inc.	57,289	642,783
American Assets Trust, Inc.	74,600	1,865,000
Ashford Hospitality Trust, Inc.	224,195	165,725
Braemar Hotels & Resorts, Inc.	62,000	105,400
Cedar Realty Trust, Inc.	79,900	74,555
City Office REIT, Inc.	51,000	368,730
CoreCivic, Inc.	22,600	252,442
CorEnergy Infrastructure Trust, Inc.	18,109	332,843
CoreSite Realty Corp.	10,200	1,182,180
DiamondRock Hospitality Co.	314,000	1,595,120
Easterly Government Properties, Inc.	67,200	1,655,808
First Industrial Realty Trust, Inc.	72,900	2,422,467
Franklin Street Properties Corp.	17,300	99,129
Geo Group, Inc. (The)	115,100	1,399,616

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Getty Realty Corp.	65,929	$1,565,154
Gladstone Commercial Corp.	65,300	937,708
Hersha Hospitality Trust	18,000	64,440
Highwoods Properties, Inc.	8,600	304,612
Kite Realty Group Trust	25,800	244,326
Lexington Realty Trust	131,800	1,308,774
Mack-Cali Realty Corp.	76,400	1,163,572
Monmouth Real Estate Investment Corp. (b)	6,500	78,325
New Senior Investment Group, Inc.	55,800	142,848
Pebblebrook Hotel Trust (b)	69,254	754,176
Physicians Realty Trust	87,700	1,222,538
Piedmont Office Realty Trust, Inc. - Class A	76,300	1,347,458
PotlatchDeltic Corp.	16,400	514,796
PS Business Parks, Inc.	6,800	921,536
Retail Opportunity Investments Corp.	106,200	880,398
RLJ Lodging Trust	62,657	483,712
Saul Centers, Inc.	3,400	111,316
Service Properties Trust	9,300	50,220
STAG Industrial, Inc.	61,800	1,391,736
Sunstone Hotel Investors, Inc.	396,973	3,457,635
Terreno Realty Corp.	14,100	729,675
UMH Properties, Inc.	10,100	109,686
Urban Edge Properties	23,600	207,916
Urstadt Biddle Properties, Inc. - Class A	22,300	314,430
Xenia Hotels & Resorts, Inc.	94,300	971,290

		32,815,974

Food & Staples Retailing—0.3%
Rite Aid Corp. (a) (b)	16,892	253,380
SpartanNash Co.	51,800	741,776

		995,156

Food Products—0.8%
Darling Ingredients, Inc. (a)	30,500	584,685
Sanderson Farms, Inc.	16,900	2,084,108

		2,668,793

Gas Utilities—2.5%
Northwest Natural Holding Co.	28,000	1,729,000
ONE Gas, Inc.	28,600	2,391,532
Southwest Gas Holdings, Inc. (b)	43,100	2,998,036
Spire, Inc.	14,539	1,082,865

		8,201,433

Health Care Equipment & Supplies—0.3%
Varex Imaging Corp. (a)	46,500	1,056,015

Health Care Providers & Services—2.2%
American Renal Associates Holdings, Inc. (a) (b)	17,250	114,023
Community Health Systems, Inc. (a)	171,800	573,812
Cross Country Healthcare, Inc. (a)	110,700	746,118
Magellan Health, Inc. (a)	72,821	3,503,418
Owens & Minor, Inc. (b)	224,900	2,057,835
Patterson Cos., Inc.	20,500	313,445

		7,308,651

Health Care Technology—1.0%
Allscripts Healthcare Solutions, Inc. (a) (b)	430,800	3,032,832
Computer Programs & Systems, Inc.	8,800	195,800

		3,228,632

Hotels, Restaurants & Leisure—0.4%
Boyd Gaming Corp.	25,000	360,500
Brinker International, Inc.	26,800	321,868
Marriott Vacations Worldwide Corp.	9,400	522,452
Red Lion Hotels Corp. (a)	13,300	19,418

		1,224,238

Household Durables—2.0%
Helen of Troy, Ltd. (a)	4,000	576,120
KB Home	32,100	581,010
Meritage Homes Corp. (a)	18,000	657,180
Purple Innovation, Inc. (a) (b)	131,700	748,056
Sonos, Inc. (a)	111,600	946,368
Taylor Morrison Home Corp. (a)	13,100	144,100
TRI Pointe Group, Inc. (a)	319,600	2,802,892

		6,455,726

Household Products—0.2%
Central Garden and Pet Co. (Non-Voting Shares) (a)	30,300	774,771

Independent Power and Renewable Electricity Producers—1.6%
Atlantic Power Corp. (a)	531,900	1,138,266
Clearway Energy, Inc. - Class A	109,300	1,876,681
Clearway Energy, Inc. - Class C	114,800	2,158,240

		5,173,187

Insurance—2.2%
Ambac Financial Group, Inc. (a)	25,800	318,372
American Equity Investment Life Holding Co.	89,800	1,688,240
AMERISAFE, Inc.	18,700	1,205,589
Argo Group International Holdings, Ltd.	4,619	171,180
CNO Financial Group, Inc.	207,200	2,567,208
Hallmark Financial Services, Inc. (a)	13,521	54,625
Heritage Insurance Holdings, Inc.	28,700	307,377
Horace Mann Educators Corp.	3,411	124,808
MBIA, Inc. (a) (b)	70,900	506,226
Third Point Reinsurance, Ltd. (a)	36,400	269,724

		7,213,349

Interactive Media & Services—0.1%
Cars.com, Inc. (a) (b)	66,000	283,800

Internet & Direct Marketing Retail—0.8%
Stamps.com, Inc. (a)	19,650	2,556,072

IT Services—1.0%
KBR, Inc.	68,100	1,408,308
Perficient, Inc. (a) (b)	4,300	116,487
Perspecta, Inc.	67,500	1,231,200
Unisys Corp. (a)	50,700	626,145

		3,382,140

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.9%
AGCO Corp.	27,300	$1,289,925
Astec Industries, Inc.	37,200	1,300,884
Douglas Dynamics, Inc.	18,742	665,529
EnPro Industries, Inc.	2,200	87,076
Graham Corp.	7,400	95,460
Hurco Cos., Inc.	8,882	258,466
LB Foster Co. - Class A (a)	9,600	118,656
Wabash National Corp. (b)	318,600	2,300,292

		6,116,288

Media—1.3%
Cumulus Media, Inc. - Class A (a) (b)	56,100	304,062
Gannett Co., Inc. (b)	273,500	404,780
Hemisphere Media Group, Inc. (a)	80,700	689,178
Liberty Latin America, Ltd. - Class A (a)	55,500	583,860
Liberty Latin America, Ltd. - Class C (a)	72,300	741,798
Sinclair Broadcast Group, Inc. - Class A (b)	54,000	868,320
WideOpenWest, Inc. (a) (b)	115,400	549,304

		4,141,302

Metals & Mining—1.5%
Century Aluminum Co. (a) (b)	150,600	545,172
Commercial Metals Co.	66,200	1,045,298
Kaiser Aluminum Corp.	2,400	166,272
Warrior Met Coal, Inc.	85,500	908,010
Worthington Industries, Inc.	86,500	2,270,625

		4,935,377

Mortgage Real Estate Investment Trusts—1.7%
ARMOUR Residential REIT, Inc.	47,300	416,713
Blackstone Mortgage Trust, Inc. - Class A (b)	114,900	2,139,438
Cherry Hill Mortgage Investment Corp. (b)	12,150	75,330
Exantas Capital Corp.	16,300	44,988
Invesco Mortgage Capital, Inc.	104,700	357,027
KKR Real Estate Finance Trust, Inc. (b)	36,700	550,867
Ladder Capital Corp.	137,400	651,276
PennyMac Mortgage Investment Trust	49,600	526,752
Redwood Trust, Inc.	19,600	99,176
TPG RE Finance Trust, Inc.	59,600	327,204
Two Harbors Investment Corp.	135,845	517,569

		5,706,340

Multi-Utilities—1.9%
Avista Corp.	38,600	1,640,114
Black Hills Corp.	55,500	3,553,665
Unitil Corp.	18,000	941,760

		6,135,539

Multiline Retail—0.3%
Dillard’s, Inc. - Class A (b)	23,500	868,325

Oil, Gas & Consumable Fuels—2.1%
Amplify Energy Corp. (b)	127,900	72,379
Arch Coal, Inc. - Class A (b)	27,500	794,750
CNX Resources Corp. (a)	100,300	533,596

Oil, Gas & Consumable Fuels—(Continued)
CVR Energy, Inc.	5,000	82,650
Delek U.S. Holdings, Inc. (b)	117,000	1,843,920
Dorian LPG, Ltd. (a)	43,000	374,530
Green Plains, Inc. (b)	84,700	410,795
PDC Energy, Inc. (a)	56,600	351,486
Peabody Energy Corp.	30,200	87,580
Renewable Energy Group, Inc. (a)	26,400	541,992
REX American Resources Corp. (a)	26,400	1,227,864
Talos Energy, Inc. (a) (b)	26,800	154,100
W&T Offshore, Inc. (a)	345,800	587,860

		7,063,502

Paper & Forest Products—1.8%
Boise Cascade Co.	59,400	1,412,532
Domtar Corp.	24,500	530,180
Louisiana-Pacific Corp.	83,500	1,434,530
PH Glatfelter Co.	21,400	261,508
Schweitzer-Mauduit International, Inc.	64,800	1,802,736
Verso Corp. - Class A (a)	58,900	664,392

		6,105,878

Personal Products—0.2%
Edgewell Personal Care Co. (a) (b)	25,900	623,672

Pharmaceuticals—1.5%
Endo International plc (a)	385,400	1,425,980
Intra-Cellular Therapies, Inc. (a)	31,300	481,081
Lannett Co., Inc. (a) (b)	193,700	1,346,215
Prestige Consumer Healthcare, Inc. (a)	46,500	1,705,620

		4,958,896

Professional Services—3.3%
Barrett Business Services, Inc.	32,060	1,270,858
FTI Consulting, Inc. (a)	23,600	2,826,572
Heidrick & Struggles International, Inc.	41,000	922,500
Huron Consulting Group, Inc. (a)	53,400	2,422,224
Kelly Services, Inc. - Class A	102,400	1,299,456
TrueBlue, Inc. (a)	176,700	2,254,692

		10,996,302

Road & Rail—0.7%
ArcBest Corp.	128,100	2,244,312
Covenant Transportation Group, Inc. - Class A (a) (b)	12,500	108,375

		2,352,687

Semiconductors & Semiconductor Equipment—4.7%
Amkor Technology, Inc. (a)	230,700	1,797,153
Cirrus Logic, Inc. (a)	32,900	2,159,227
MACOM Technology Solutions Holdings, Inc. (a) (b)	61,700	1,167,981
NeoPhotonics Corp. (a)	180,600	1,309,350
Rambus, Inc. (a)	324,600	3,603,060
SunPower Corp. (a) (b)	116,300	589,641
Synaptics, Inc. (a)	32,100	1,857,627
Veeco Instruments, Inc. (a)	102,500	980,925
Xperi Corp.	141,600	1,969,656

		15,434,620

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—2.2%
ACI Worldwide, Inc. (a) (b)	72,200	$1,743,630
Avaya Holdings Corp. (a) (b)	128,900	1,042,801
Fair Isaac Corp. (a)	3,600	1,107,684
MicroStrategy, Inc. - Class A (a)	2,700	318,870
SecureWorks Corp. - Class A (a) (b)	32,400	372,924
Synchronoss Technologies, Inc. (a) (b)	104,800	319,640
TiVo Corp.	348,400	2,466,672

		7,372,221

Specialty Retail—1.8%
Abercrombie & Fitch Co. - Class A	23,300	211,797
Barnes & Noble Education, Inc. (a) (b)	235,078	319,706
Bed Bath & Beyond, Inc. (b)	59,800	251,758
Cato Corp. (The) - Class A	69,400	740,498
Express, Inc. (a) (b)	158,900	236,761
Genesco, Inc. (a)	24,400	325,496
Haverty Furniture Cos., Inc.	23,900	284,171
Hibbett Sports, Inc. (a) (b)	66,500	727,178
Lithia Motors, Inc. - Class A (b)	3,400	278,086
Murphy USA, Inc. (a) (b)	9,600	809,856
Office Depot, Inc.	506,500	830,660
Winmark Corp.	2,300	293,066
Zumiez, Inc. (a)	39,600	685,872

		5,994,905

Textiles, Apparel & Luxury Goods—0.2%
Deckers Outdoor Corp. (a)	4,200	562,800
Fossil Group, Inc. (a) (b)	27,900	91,791
G-III Apparel Group, Ltd. (a)	8,500	65,450
Movado Group, Inc. (b)	7,800	92,196

		812,237

Thrifts & Mortgage Finance—4.0%
Essent Group, Ltd.	63,400	1,669,956
First Defiance Financial Corp.	24,180	356,413
Luther Burbank Corp.	17,900	164,143
Meridian Bancorp, Inc.	89,100	999,702
MGIC Investment Corp.	163,400	1,037,590
Northfield Bancorp, Inc.	178,800	2,000,772
Radian Group, Inc.	170,300	2,205,385
Territorial Bancorp, Inc.	4,600	112,930
Washington Federal, Inc.	142,000	3,686,320
Waterstone Financial, Inc.	25,400	369,316
WSFS Financial Corp.	24,262	604,609

		13,207,136

Tobacco—0.1%
Vector Group, Ltd.	48,023	452,377

Trading Companies & Distributors—1.7%
BMC Stock Holdings, Inc. (a)	89,700	1,590,381
DXP Enterprises, Inc. (a)	33,100	405,806
Foundation Building Materials, Inc. (a)	34,300	352,947
MRC Global, Inc. (a)	144,200	614,292

Trading Companies & Distributors—(Continued)
NOW, Inc. (a)	376,300	1,941,708
Titan Machinery, Inc. (a)	55,300	480,557
Veritiv Corp. (a)	34,700	272,742

		5,658,433

Water Utilities—0.1%
American States Water Co.	4,900	400,526

Total Common Stocks (Cost $431,024,282)		320,725,729

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $7,887,864; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $8,046,799..	7,887,864	7,887,864

Total Short-Term Investments (Cost $7,887,864)		7,887,864

Securities Lending Reinvestments (c)—7.4%

Certificates of Deposit—3.4%
Canadian Imperial Bank of Commerce 0.350%, FEDEFF PRV + 0.260%, 06/10/20 (d)	999,591	997,720
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	995,158
Chiba Bank, Ltd. 1.720%, 04/13/20	1,000,000	1,000,320
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Credit Agricole S.A. 1.790%, 05/04/20	1,000,000	1,000,740
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (d)	1,000,000	999,650
NatWest Bank plc 1.860%, 04/14/20	1,000,000	1,000,270
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	1,000,132	999,640
Sumitomo Mitsui Trust Bank, Ltd. 1.970%, 04/17/20	1,000,000	1,000,590

		10,994,968

Commercial Paper—0.6%
Bank of China, Ltd. 1.890%, 05/13/20	995,275	997,837
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (d)	1,000,000	998,647

		1,996,484

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $1,050,903; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,071,921.	1,050,903	$1,050,903
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $2,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $2,040,002.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $500,209; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $600,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $612,000.	600,000	600,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $900,015; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $999,933.	900,000	900,000

		5,250,903

Time Deposit—0.3%
ABN AMRO Bank NV 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—1.5%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	1,000,000	1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $24,248,443)		24,242,355

Total Investments—107.1% (Cost $463,160,589)		352,855,948
Other assets and liabilities (net)—(7.1)%		(23,248,057)

Net Assets—100.0%		$329,607,891

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $23,390,566 and the collateral received consisted of cash in the amount of $24,246,113 and non-cash collateral with a value of $442,195. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Therate shown represents the annualized seven-day yield as of March 31, 2020.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
Russell 2000 Index E-Mini Futures	06/19/20	28	USD	1,606,640	$201,253

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$320,725,729	$—	$—	$320,725,729
Total Short-Term Investment*	—	7,887,864	—	7,887,864
Securities Lending Reinvestments
Certificates of Deposit	—	10,994,968	—	10,994,968
Commercial Paper	—	1,996,484	—	1,996,484
Repurchase Agreements	—	5,250,903	—	5,250,903
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	19,242,355	—	24,242,355
Total Investments	$325,725,729	$27,130,219	$—	$352,855,948

Collateral for Securities Loaned (Liability)	$—	$(24,246,113)	$—	$(24,246,113)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$201,253	$—	$—	$201,253

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-233

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—66.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Northrop Grumman Corp. (a)	33,827	$10,234,359
Thales S.A.	38,473	3,229,232

		13,463,591

Banks—2.3%
HDFC Bank, Ltd.	367,352	4,114,360
M&T Bank Corp.	43,676	4,517,409

		8,631,769

Capital Markets—5.0%
Goldman Sachs Group, Inc. (The)	17,357	2,683,219
London Stock Exchange Group plc	75,255	6,780,598
S&P Global, Inc.	38,636	9,467,752

		18,931,569

Chemicals—3.4%
Linde plc	43,252	7,482,596
Sherwin-Williams Co. (The)	11,331	5,206,821

		12,689,417

Commercial Services & Supplies—0.5%
Copart, Inc. (b)	26,262	1,799,472

Electronic Equipment, Instruments & Components—1.2%
Halma plc	186,585	4,433,002

Food Products—1.9%
Nestle S.A.	68,211	7,030,387

Health Care Equipment & Supplies—5.4%
Becton Dickinson & Co.	35,967	8,264,137
Danaher Corp.	87,621	12,127,623

		20,391,760

Health Care Providers & Services—2.8%
UnitedHealth Group, Inc.	42,871	10,691,170

Household Durables—0.5%
NVR, Inc. (b)	695	1,785,531

Industrial Conglomerates—3.0%
Roper Technologies, Inc.	36,641	11,425,030

Insurance—2.3%
AIA Group, Ltd.	721,200	6,488,133
Legal & General Group plc	906,520	2,168,715

		8,656,848

Interactive Media & Services—4.5%
Alphabet, Inc. - Class A (b)	6,709	7,795,523
Alphabet, Inc. - Class C (b)	893	1,038,389

Interactive Media & Services—(Continued)
Facebook, Inc. - Class A (b)	47,960	7,999,728

		16,833,640

Internet & Direct Marketing Retail—5.7%
Alibaba Group Holding, Ltd. (ADR) (b)	57,737	11,228,692
Amazon.com, Inc. (b)	5,186	10,111,248

		21,339,940

IT Services—7.1%
Accenture plc - Class A	46,590	7,606,283
CGI, Inc. (b)	98,200	5,316,463
MasterCard, Inc. - Class A	18,948	4,577,079
Nomura Research Institute, Ltd.	313,400	6,621,919
VeriSign, Inc. (b)	13,535	2,437,518

		26,559,262

Leisure Products—0.5%
Peloton Interactive, Inc. - Class A (b)	77,986	2,070,528

Life Sciences Tools & Services—3.8%
IQVIA Holdings, Inc. (b)	76,236	8,222,815
Mettler-Toledo International, Inc. (b)	8,467	5,846,548

		14,069,363

Machinery—2.3%
Atlas Copco AB - A Shares	201,986	6,788,313
Parker-Hannifin Corp.	15,336	1,989,539

		8,777,852

Personal Products—1.9%
Estee Lauder Cos., Inc. (The) - Class A	44,128	7,031,356

Real Estate Management & Development—1.9%
CBRE Group, Inc. - Class A (b)	184,274	6,948,973

Semiconductors & Semiconductor Equipment—1.5%
Texas Instruments, Inc.	54,616	5,457,777

Software—5.2%
Dassault Systemes SE	40,061	5,940,916
Open Text Corp.	137,700	4,815,048
Temenos AG (b)	47,085	6,173,999
Tyler Technologies, Inc. (b)	8,217	2,436,834

		19,366,797

Specialty Retail—0.5%
Home Depot, Inc. (The)	10,472	1,955,227

Total Common Stocks (Cost $208,291,452)		250,340,261

BHFTI-234

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—15.7%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
Boeing Co. (The)
3.100%, 05/01/26	20,000	$18,493
3.625%, 03/01/48	5,000	4,352
3.850%, 11/01/48	85,000	77,236
3.950%, 08/01/59	85,000	76,404
Embraer Netherlands Finance B.V. 5.050%, 06/15/25 (a)	370,000	326,525
TransDigm, Inc.
6.500%, 07/15/24	76,000	72,363
6.500%, 05/15/25	75,000	71,250

		646,623

Airlines—0.7%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	212,336	203,669
4.125%, 12/15/27 (144A)	145,464	145,388
American Airlines Group, Inc.
3.750%, 03/01/25 (144A)	10,000	7,000
5.000%, 06/01/22 (144A)	315,000	253,575
American Airlines Pass-Through Trust
3.700%, 10/15/25	101,801	86,817
3.750%, 10/15/25	279,899	223,666
4.950%, 02/15/25	126,098	109,054
5.250%, 01/15/24	593,240	596,340
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	471,173	482,729
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	229,551	206,596
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	46,802	47,156
United Airlines Pass-Through Trust 3.650%, 10/07/25	82,870	77,207

		2,439,197

Auto Manufacturers—0.9%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	96,600
BMW U.S. Capital LLC 3.150%, 04/18/24 (144A)	195,000	193,398
Ford Motor Co. 6.625%, 10/01/28	1,675,000	1,206,000
General Motors Co. 5.200%, 04/01/45	190,000	150,594
General Motors Financial Co., Inc.
3.450%, 04/10/22	100,000	92,360
5.250%, 03/01/26	295,000	260,382
General Motors Financial of Canada, Ltd. 3.250%, 11/07/23 (CAD)	110,000	68,291
Hyundai Capital America
2.650%, 02/10/25 (144A)	110,000	104,818
2.750%, 09/27/26 (144A)	500,000	452,753
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	267,341
Kia Motors Corp.
3.000%, 04/25/23 (144A)	380,000	381,192

Auto Manufacturers—(Continued)
Nissan Motor Acceptance Corp. 3.650%, 09/21/21 (144A)	230,000	225,284

		3,499,013

Auto Parts & Equipment—0.5%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	98,394
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 (a)	425,000	389,937
7.000%, 03/15/28	1,228,000	1,080,640
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	166,452

		1,735,423

Banks—2.2%
Banco Bilbao Vizcaya Argentaria S.A. 0.750%, 09/11/22 (EUR)	400,000	428,353
Banco Bradesco S.A. 2.850%, 01/27/23 (144A)	200,000	188,902
Banco Santander S.A. 3.125%, 02/23/23	200,000	198,273
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	257,303
Barclays plc 3.650%, 03/16/25	225,000	220,048
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	370,036
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	358,539
Credit Agricole S.A.
3.250%, 10/04/24 (144A)	665,000	666,125
4.375%, 03/17/25 (144A)	200,000	199,689
Credit Suisse Group AG 4.194%, SOFR + 3.730%, 04/01/31 (144A) (c)	250,000	256,096
Danske Bank A/S 3.875%, 09/12/23 (144A)	200,000	197,337
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	260,642
Itau Unibanco Holding S.A. 2.900%, 01/24/23 (144A)	200,000	190,000
Lloyds Banking Group plc 4.500%, 11/04/24	200,000	203,845
Morgan Stanley 4.350%, 09/08/26	315,000	339,450
National Australia Bank, Ltd. 2.500%, 01/12/21	250,000	250,110
Royal Bank of Canada 2.250%, 11/01/24	350,000	353,511
Royal Bank of Scotland Group plc 6.000%, 12/19/23	235,000	244,123
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	197,130
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	260,438

BHFTI-235

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	$272,039
Toronto-Dominion Bank (The)
3.500%, 07/19/23	335,000	345,477
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	525,000	584,093
United Overseas Bank, Ltd. 3.200%, 04/23/21 (144A)	735,000	740,737
Westpac Banking Corp. 2.650%, 01/16/30	400,000	399,002
Woori Bank 5.875%, 04/13/21 (144A)	200,000	207,996

		8,189,294

Beverages—0.1%
Anheuser-Busch InBev S.A. 2.000%, 01/23/35 (EUR)	345,000	345,866
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	113,662

		459,528

Building Materials—0.5%
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	1,695,000	1,491,600
Masco Corp.
6.500%, 08/15/32	8,000	9,354
7.750%, 08/01/29	94,000	115,596
Owens Corning 4.400%, 01/30/48	215,000	183,523

		1,800,073

Chemicals—0.2%
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	200,000	158,252
4.500%, 01/31/30	200,000	155,800
Ecolab, Inc. 4.800%, 03/24/30	20,000	22,769
LG Chem, Ltd. 3.250%, 10/15/24 (144A)	200,000	207,091
Orbia Advance Corp. S.A.B. de C.V. 4.000%, 10/04/27	200,000	174,000
Syngenta Finance NV 1.250%, 09/10/27 (EUR)	200,000	202,016

		919,928

Commercial Services—0.1%
Edenred 1.875%, 03/06/26 (EUR)	200,000	227,008
Holding d’Infrastructures de Transport SAS
0.625%, 03/27/23 (EUR)	100,000	106,314
1.625%, 11/27/27 (EUR)	100,000	104,749
United Rentals North America, Inc. 6.500%, 12/15/26	85,000	86,275

		524,346

Computers—0.2%
Dell International LLC / EMC Corp.
6.020%, 06/15/26 (144A)	165,000	175,567
8.100%, 07/15/36 (144A)	210,000	241,477
8.350%, 07/15/46 (144A)	150,000	176,254
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	160,000	186,103

		779,401

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	35,134

Diversified Financial Services—1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21	150,000	137,594
Air Lease Corp.
3.000%, 02/01/30	10,000	7,230
3.250%, 10/01/29	15,000	12,017
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	262,630
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	210,000	215,976
Brookfield Finance, Inc. 3.900%, 01/25/28	185,000	189,963
Jefferies Group LLC 6.250%, 01/15/36	175,000	154,976
Nationstar Mortgage Holdings, Inc. 9.125%, 07/15/26 (144A)	820,000	742,100
Navient Corp.
5.000%, 10/26/20	1,745,000	1,718,825
5.500%, 01/25/23	555,000	521,700
5.625%, 08/01/33	1,150,000	847,780
5.875%, 10/25/24	40,000	36,716
6.750%, 06/15/26	185,000	170,200
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	200,000	168,097
Quicken Loans, Inc.
5.250%, 01/15/28 (144A)	70,000	68,446
5.750%, 05/01/25 (144A)	60,000	59,700
Springleaf Finance Corp.
5.625%, 03/15/23	135,000	132,300
6.875%, 03/15/25	205,000	206,459
7.750%, 10/01/21	165,000	165,000
8.250%, 10/01/23	65,000	64,831
Unifin Financiera S.A. 7.250%, 09/27/23	245,000	170,277

		6,052,817

Electric—0.4%
Edison International 4.950%, 04/15/25	20,000	19,954
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	301,979
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	200,000	170,500

BHFTI-236

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Enel Chile S.A. 4.875%, 06/12/28 (a)	110,000	$108,460
Naturgy Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	224,206
RWE AG
2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (c)	340,000	365,881
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	437,000

		1,627,980

Energy-Alternate Sources—0.0%
Greenko Dutch B.V. 5.250%, 07/24/24 (144A)	200,000	159,480

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	39,629

Food—0.1%
Kraft Heinz Foods Co. 4.375%, 06/01/46	240,000	216,459
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	185,302

		401,761

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.500%, 08/01/24	200,000	188,000
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	384,077

		572,077

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	209,232

Healthcare-Products—0.1%
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	134,228
Medtronic Global Holdings Co. 1.125%, 03/07/27 (EUR)	105,000	113,746

		247,974

Healthcare-Services—1.9%
HCA, Inc.
7.050%, 12/01/27	65,000	66,950
7.500%, 11/06/33	4,235,000	4,319,700
7.580%, 09/15/25 (a)	310,000	319,300
7.750%, 07/15/36	1,185,000	1,185,000
Tenet Healthcare Corp.
5.125%, 05/01/25	395,000	373,275
6.875%, 11/15/31	995,000	835,800

		7,100,025

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A)	225,000	239,781

Home Builders—0.4%
Beazer Homes USA, Inc.
7.250%, 10/15/29	465,000	353,400
TRI Pointe Group, Inc. 4.875%, 07/01/21	1,355,000	1,258,592

		1,611,992

Insurance—0.5%
AIA Group, Ltd.
3.200%, 03/11/25 (144A)	200,000	204,882
3.900%, 04/06/28 (144A)	260,000	273,707
Global Atlantic Fin Co. 8.625%, 04/15/21 (144A)	820,000	873,504
Old Republic International Corp. 4.875%, 10/01/24	175,000	184,839
Prudential Financial, Inc. 3.700%, 03/13/51	150,000	140,564
Radian Group, Inc.
4.500%, 10/01/24	70,000	68,950
4.875%, 03/15/27	40,000	39,400

		1,785,846

Internet—0.3%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	251,804
Baidu, Inc. 3.875%, 09/29/23	200,000	206,715
Tencent Holdings, Ltd.
2.985%, 01/19/23 (144A)	200,000	203,948
3.280%, 04/11/24 (144A)	200,000	207,110
Weibo Corp. 3.500%, 07/05/24	200,000	199,969

		1,069,546

Iron/Steel—0.0%
United States Steel Corp. 6.650%, 06/01/37	65,000	39,143

Media—0.5%
Cable Onda S.A. 4.500%, 01/30/30 (144A)	200,000	176,000
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	5,435
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	204,000
DISH DBS Corp.
5.000%, 03/15/23	160,000	153,608
5.875%, 11/15/24	570,000	555,083
7.750%, 07/01/26 (a)	145,000	148,987

BHFTI-237

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	$177,698
Time Warner Cable LLC
4.500%, 09/15/42	45,000	42,301
5.500%, 09/01/41	30,000	31,369
ViacomCBS, Inc.
4.375%, 03/15/43	10,000	8,872
5.250%, 04/01/44	135,000	145,063
5.850%, 09/01/43	50,000	51,282
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	230,000

		1,929,698

Mining—0.2%
Anglo American Capital plc 5.625%, 04/01/30	200,000	203,033
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	262,954
4.500%, 09/16/25	230,000	237,420
Vedanta Resources Finance II plc 9.250%, 04/23/26	260,000	108,550

		811,957

Miscellaneous Manufacturing—0.0%
General Electric Co. 4.500%, 03/11/44	55,000	54,165

Multi-National—0.2%
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A) †	280,000	278,600
International Bank for Reconstruction & Development 2.200%, 01/18/22 (CAD)	640,000	466,978

		745,578

Oil & Gas—1.0%
Antero Resources Corp.
5.125%, 12/01/22	155,000	80,600
5.375%, 11/01/21	70,000	50,925
BP Capital Markets America, Inc. 3.216%, 11/28/23	175,000	179,806
California Resources Corp. 8.000%, 12/15/22 (144A)	995,000	14,925
Chesapeake Energy Corp.
4.875%, 04/15/22	2,145,000	214,500
5.750%, 03/15/23	130,000	12,675
8.000%, 06/15/27 (a)	270,000	18,900
Cimarex Energy Co. 4.375%, 06/01/24	675,000	532,010
Continental Resources, Inc.
3.800%, 06/01/24	180,000	90,898
4.500%, 04/15/23	195,000	107,257
5.000%, 09/15/22	19,000	11,779
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	183,280

Oil & Gas—(Continued)
Ecopetrol S.A. 5.875%, 05/28/45	325,000	287,953
Oasis Petroleum, Inc. 6.875%, 01/15/23	45,000	9,225
Petrobras Global Finance B.V. 5.999%, 01/27/28 (a)	315,000	305,077
Petroleos Mexicanos 5.950%, 01/28/31	450,000	309,420
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	190,070
Range Resources Corp.
4.875%, 05/15/25	130,000	77,350
5.000%, 08/15/22	190,000	142,443
5.000%, 03/15/23 (a)	115,000	85,133
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	300,000	300,000
SM Energy Co.
6.625%, 01/15/27 (a)	960,000	279,422
6.750%, 09/15/26	30,000	9,000
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	363,109
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. 9.750%, 04/15/23 (144A)	25,000	5,906
Whiting Petroleum Corp.
5.750%, 03/15/21	145,000	9,744
6.250%, 04/01/23	15,000	1,125
6.625%, 01/15/26	160,000	10,800

		3,883,332

Oil & Gas Services—0.1%
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	230,000

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A)	1,230,000	1,168,500
Sealed Air Corp.
4.875%, 12/01/22 (144A)	10,000	10,012
5.500%, 09/15/25 (144A)	280,000	283,503
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	107,533

		1,569,548

Pipelines—0.7%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	376,599
Enable Midstream Partners L.P. 5.000%, 05/15/44	125,000	53,159
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	99,057
Enbridge, Inc. 2.900%, 07/15/22	125,000	114,789
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	400,654

BHFTI-238

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	$111,481
MPLX L.P.
4.500%, 07/15/23	10,000	8,606
4.875%, 06/01/25	40,000	32,940
NGL Energy Partners L.P. / NGL Energy Finance Corp.
6.125%, 03/01/25	265,000	90,100
7.500%, 11/01/23	125,000	43,438
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	8,978
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.750%, 03/15/24	530,000	466,400
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	637,695

		2,443,896

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	229,301
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	164,690

		393,991

Real Estate Investment Trusts—0.2%
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	565,000	530,750
Prologis Euro Finance LLC 0.250%, 09/10/27 (EUR)	115,000	114,585

		645,335

Retail—0.2%
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	13,280
Michaels Stores, Inc. 8.000%, 07/15/27 (144A) (a)	665,000	492,100
Walmart, Inc. 3.700%, 06/26/28	235,000	264,195

		769,575

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	185,676

Telecommunications—0.8%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	271,591
AT&T, Inc.
4.500%, 03/09/48	90,000	97,673
4.550%, 03/09/49	115,000	123,764
British Telecommunications plc 3.250%, 11/08/29 (144A)	200,000	194,989
Cincinnati Bell, Inc. 8.000%, 10/15/25 (144A)	15,000	15,375

Telecommunications—(Continued)
KT Corp. 2.500%, 07/18/26 (144A)	210,000	215,465
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	374,798
Millicom International Cellular S.A.
6.250%, 03/25/29 (144A)	200,000	179,000
6.625%, 10/15/26	200,000	189,780
MTN Mauritius Investments, Ltd.
4.755%, 11/11/24 (144A)	400,000	352,000
4.755%, 11/11/24	200,000	176,000
Telefonica Emisiones S.A. 1.495%, 09/11/25 (EUR)	200,000	223,584
Turk Telekomunikasyon 6.875%, 02/28/25	360,000	335,124
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	189,745
Windstream Services LLC / Windstream Finance Corp.
9.000%, 06/30/25 (144A) † (d)	40,000	1,600
10.500%, 06/30/24 (144A) † (d)	1,500,000	60,000

		3,000,488

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	140,597

Total Corporate Bonds & Notes (Cost $66,243,947)		58,989,079

Foreign Government—10.0%

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	268,881

Provincial—0.5%
Province of Ontario Canada 1.875%, 05/21/20	1,735,000	1,736,527

Regional Government—0.4%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,480,000	936,808
6.000%, 03/01/22 (AUD)	510,000	346,107
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	229,073

		1,511,988

Sovereign—8.9%
Australia Government Bond 5.500%, 04/21/23 (AUD)	405,000	288,760
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	7,765,000	1,563,953
10.000%, 01/01/25 (BRL)	2,635,000	572,411
10.000%, 01/01/27 (BRL)	2,587,000	564,585
10.000%, 01/01/29 (BRL)	1,376,000	301,584

BHFTI-239

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Brazilian Government International Bonds
4.500%, 05/30/29	340,000	$349,112
4.625%, 01/13/28 (a)	290,000	308,488
8.500%, 01/05/24 (BRL)	350,000	65,337
Canadian Government Bonds
0.500%, 03/01/22 (CAD)	535,000	380,484
0.750%, 09/01/20 (CAD)	325,000	231,301
1.750%, 05/01/20 (CAD)	3,310,000	2,354,773
1.750%, 05/01/21 (CAD)	5,450,000	3,928,082
Chile Government International Bond 3.240%, 02/06/28 (a)	400,000	422,504
China Government Bonds
3.300%, 07/04/23 (CNY)	1,500,000	216,521
3.390%, 05/21/25 (CNY)	1,000,000	146,339
Colombia Government International Bond 3.875%, 04/25/27	200,000	197,600
Colombian TES
6.250%, 11/26/25 (COP)	1,305,500,000	308,868
7.500%, 08/26/26 (COP)	4,868,600,000	1,215,761
Dominican Republic International Bonds
6.000%, 07/19/28 (144A)	200,000	189,570
8.625%, 04/20/27 (144A)	200,000	210,002
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	181,429
Export-Import Bank of Korea 3.000%, 11/01/22	200,000	207,889
France Government Bond OAT 4.250%, 10/25/23 (EUR)	1,075,000	1,388,464
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	193,993
2.875%, 07/08/21 (144A) (EUR)	220,000	244,954
4.125%, 01/15/25 (144A)	200,000	205,382
4.750%, 01/08/26 (144A)	200,000	211,665
4.750%, 01/08/26	200,000	211,665
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	315,297
7.500%, 05/15/38 (IDR)	6,358,000,000	352,782
Ireland Government Bond 3.400%, 03/18/24 (EUR)	65,000	81,915
Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30 (EUR)	895,000	971,801
2.000%, 02/01/28 (EUR)	625,000	727,249
2.500%, 11/15/25 (EUR)	605,000	720,368
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	335,000,000	3,187,306
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (e)	84,632,260	787,487
Kommunalbanken AS 1.750%, 09/15/20 (144A) (a)	200,000	200,764
Korea Treasury Bond 2.000%, 09/10/22 (KRW)	380,000,000	319,041
Mexican Bonos
5.750%, 03/05/26 (MXN)	6,490,000	258,506
8.000%, 12/07/23 (MXN)	1,835,000	81,111
8.500%, 05/31/29 (MXN)	14,420,800	656,083

Sovereign—(Continued)
Mexico Government International Bonds
3.250%, 04/16/30	335,000	314,063
4.000%, 03/15/15 (EUR)	100,000	96,504
New Zealand Government Bond 3.000%, 04/20/29 (NZD)	455,000	316,027
Norway Government Bond 2.000%, 05/24/23 (144A) (NOK)	5,567,000	561,686
Panama Government International Bond 4.500%, 04/01/56	200,000	216,500
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	276,668
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	699,625
South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	479,220
8.875%, 02/28/35 (ZAR)	5,960,000	267,654
Spain Government Bonds
0.750%, 07/30/21 (EUR)	185,000	206,762
1.600%, 04/30/25 (144A) (EUR)	180,000	212,132
2.700%, 10/31/48 (144A) (EUR)	535,000	749,733
4.400%, 10/31/23 (144A) (EUR)	525,000	667,902
Thailand Government Bond 2.125%, 12/17/26 (THB)	25,000,000	803,778
Turkey Government International Bonds
5.250%, 03/13/30	950,000	768,312
7.625%, 04/26/29	200,000	190,500
United Kingdom Gilt
1.500%, 07/22/26 (GBP)	640,000	861,212
2.750%, 09/07/24 (GBP)	215,000	297,582
4.250%, 06/07/32 (GBP)	125,000	223,800

		33,530,846

Transportation—0.1%
Network Rail Infrastructure Finance plc 4.750%, 01/22/24 (GBP)	235,000	337,632

Total Foreign Government (Cost $40,950,763)		37,385,874

U.S. Treasury & Government Agencies—4.4%

U.S. Treasury—4.4%
U.S. Treasury Bonds
2.000%, 02/15/50	2,615,000	3,037,179
2.875%, 05/15/49	745,000	1,017,361
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/22 (e)	243,943	240,481
0.375%, 07/15/27 (e)	1,075,539	1,107,217
0.625%, 04/15/23 (e)	2,440,334	2,458,968
U.S. Treasury Notes
1.375%, 05/31/20	195,000	195,411
1.500%, 11/30/21	1,720,000	1,756,550
1.625%, 08/15/29	3,310,000	3,594,065
2.500%, 06/30/20 (a)	1,000,000	1,005,956
2.875%, 10/15/21	1,110,000	1,155,224

BHFTI-240

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.875%, 08/15/28	335,000	$396,268
3.125%, 11/15/28	615,000	742,709

Total U.S. Treasury & Government Agencies (Cost $15,796,026)		16,707,389

Convertible Bonds—0.7%

Computers—0.0%
Western Digital Corp. 1.500%, 02/01/24	160,000	139,172

Internet—0.2%
Booking Holdings, Inc. 0.900%, 09/15/21	595,000	593,155

Media—0.2%
DISH Network Corp. 3.375%, 08/15/26	1,080,000	876,800

Oil & Gas—0.0%
Chesapeake Energy Corp. 5.500%, 09/15/26	20,000	900
SM Energy Co. 1.500%, 07/01/21	90,000	32,501

		33,401

Real Estate Investment Trusts—0.1%
iStar, Inc. 3.125%, 09/15/22	210,000	205,560

Software—0.2%
Evolent Health, Inc. 2.000%, 12/01/21	75,000	61,875
Nuance Communications, Inc.
1.000%, 12/15/35	660,000	629,888
1.250%, 04/01/25	60,000	64,607

		756,370

Total Convertible Bonds (Cost $2,814,681)		2,604,458

Municipals—0.3%
City of Oslo Norway 3.550%, 02/12/21 (NOK)	5,000,000	491,466
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	665,000	574,513

Total Municipals (Cost $1,300,389)		1,065,979

Convertible Preferred Stocks—0.1%

Oil & Gas—0.0%
Chesapeake Energy Corp.
5.000%, 12/31/49	849	4,075

Oil & Gas—(Continued)
Chesapeake Energy Corp.
5.750%, 12/31/49	413	11,763
5.750%, 12/31/49 (144A) †	17	484

		16,322

Pipelines—0.1%
El Paso Energy Capital Trust I 4.750%, 03/31/28	5,754	247,422

Total Convertible Preferred Stocks (Cost $519,960)		263,744

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	279,444	202,108

Total Mortgage-Backed Securities (Cost $260,774)		202,108

Short-Term Investments—1.9%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $6,251,270; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $6,376,642.	6,251,270	6,251,270

U.S. Treasury—0.2%
U.S. Treasury Bill 1.517%, 08/13/20 (a) (f)	1,000,000	999,608

Total Short-Term Investments (Cost $7,245,621)		7,250,878

Securities Lending Reinvestments (g)—1.1%

Repurchase Agreements—0.8%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $734,990; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $749,690.	734,990	734,990
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $750,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $765,001.	750,000	750,000

BHFTI-241

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $204,000.	200,000	$200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $400,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $408,000.	400,000	400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $500,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $548,646.	500,000	500,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $500,008; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $555,518.	500,000	500,000

		3,084,990

Mutual Funds—0.3%
STIT-Government & Agency Portfolio, Institutional Class 0.430% (h)	500,000	500,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (h)	500,000	500,000

		1,000,000

Total Securities Lending Reinvestments (Cost $4,084,990)		4,084,990

Total Investments—101.1% (Cost $347,508,603)		378,894,760
Other assets and liabilities (net)—(1.1)%		(4,006,694)

Net Assets—100.0%		$374,888,066

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $340,684, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $5,934,731 and the collateral received consisted of cash in the amount of $4,084,990 and non-cash collateral with a value of $2,050,372. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $24,384,932, which is 6.5% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 05/07/20	05/21/15	280,000	$280,700	$278,600
Chesapeake Energy Corp. , 5.750%,	01/07/13-01/09/13	17	15,611	484
Windstream Services LLC / Windstream Finance Corp., 10.500%, 06/30/24	05/11/18	1,500,000	973,844	60,000
Windstream Services LLC / Windstream Finance Corp., 9.000%, 06/30/25	08/22/17-03/05/18	40,000	30,986	1,600

				$340,684

BHFTI-242

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Country Diversification as of March 31, 2020 (Unaudited)	% of Net Assets
United States	57.8
United Kingdom	6.4
Canada	5.7
Switzerland	3.6
China	3.6
France	3.3
Japan	2.8
Hong Kong	1.9
Sweden	1.8
Brazil	1.5

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	545,000	BNP	06/17/20	USD	360,881	$(25,583)
BRL	705,000	UBSA	04/02/20	USD	141,282	(5,604)
BRL	870,000	UBSA	04/02/20	USD	174,104	(6,671)
EUR	8,510,000	MSC	06/17/20	USD	9,669,658	(256,712)
GBP	1,240,000	UBSA	06/17/20	USD	1,565,612	(23,355)
JPY	968,000,000	CSI	06/17/20	USD	9,116,826	(85,053)
KRW	813,000,000	BOA	06/17/20	USD	678,433	(8,718)
MXN	13,045,000	GSBU	06/17/20	USD	539,005	4,748
ZAR	15,430,000	CBNA	06/17/20	USD	882,357	(28,271)

Contracts to Deliver
AUD	545,000	BNP	06/17/20	USD	354,553	19,256
BRL	1,575,000	UBSA	04/02/20	USD	333,545	30,433
BRL	705,000	UBSA	05/05/20	USD	141,045	5,656
BRL	12,240,000	BOA	06/02/20	USD	2,757,689	411,760
CAD	9,020,000	UBSA	06/17/20	USD	6,712,408	298,314
COP	4,831,855,000	CSI	06/17/20	USD	1,268,770	85,798
COP	2,890,120,000	CSI	06/17/20	USD	704,049	(3,533)
IDR	4,981,000,000	UBSA	06/17/20	USD	286,429	(16,865)
MXN	7,125,000	GSBU	06/17/20	USD	324,083	27,093
MXN	5,920,000	GSBU	06/17/20	USD	278,932	32,169
THB	24,000,000	UBSA	06/17/20	USD	759,782	28,214
ZAR	10,000,000	CBNA	06/17/20	USD	616,532	63,009
ZAR	5,430,000	CBNA	06/17/20	USD	330,021	29,458

Cross Currency Contracts to Buy
EUR	671,907	CSI	06/17/20	NOK	6,965,000	73,064
NOK	6,965,000	CSI	06/17/20	EUR	559,730	51,015

Net Unrealized Appreciation						$699,622

BHFTI-243

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(GSBU)—	Goldman Sachs Bank USA
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(THB)—	Thai Baht
(ZAR)—	South African Rand

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

(ICE)—	Intercontinental Exchange, Inc.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,234,359	$3,229,232	$—	$13,463,591
Banks	4,517,409	4,114,360	—	8,631,769
Capital Markets	12,150,971	6,780,598	—	18,931,569
Chemicals	12,689,417	—	—	12,689,417
Commercial Services & Supplies	1,799,472	—	—	1,799,472
Electronic Equipment, Instruments & Components	—	4,433,002	—	4,433,002
Food Products	—	7,030,387	—	7,030,387
Health Care Equipment & Supplies	20,391,760	—	—	20,391,760
Health Care Providers & Services	10,691,170	—	—	10,691,170
Household Durables	1,785,531	—	—	1,785,531
Industrial Conglomerates	11,425,030	—	—	11,425,030
Insurance	—	8,656,848	—	8,656,848
Interactive Media & Services	16,833,640	—	—	16,833,640
Internet & Direct Marketing Retail	21,339,940	—	—	21,339,940
IT Services	19,937,343	6,621,919	—	26,559,262
Leisure Products	2,070,528	—	—	2,070,528
Life Sciences Tools & Services	14,069,363	—	—	14,069,363
Machinery	1,989,539	6,788,313	—	8,777,852
Personal Products	7,031,356	—	—	7,031,356
Real Estate Management & Development	6,948,973	—	—	6,948,973

BHFTI-244

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$5,457,777	$—	$—	$5,457,777
Software	7,251,882	12,114,915	—	19,366,797
Specialty Retail	1,955,227	—	—	1,955,227
Total Common Stocks	190,570,687	59,769,574	—	250,340,261
Total Corporate Bonds & Notes*	—	58,989,079	—	58,989,079
Total Foreign Government*	—	37,385,874	—	37,385,874
Total U.S. Treasury & Government Agencies*	—	16,707,389	—	16,707,389
Total Convertible Bonds*	—	2,604,458	—	2,604,458
Total Municipals*	—	1,065,979	—	1,065,979
Convertible Preferred Stocks
Oil & Gas	—	16,322	—	16,322
Pipelines	247,422	—	—	247,422
Total Convertible Preferred Stocks	247,422	16,322	—	263,744
Total Mortgage-Backed Securities*	—	202,108	—	202,108
Total Short-Term Investments*	—	7,250,878	—	7,250,878
Securities Lending Reinvestments
Repurchase Agreements	—	3,084,990	—	3,084,990
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	3,084,990	—	4,084,990
Total Investments	$191,818,109	$187,076,651	$—	$378,894,760

Collateral for Securities Loaned (Liability)	$—	$(4,084,990)	$—	$(4,084,990)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,159,987	$—	$1,159,987
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(460,365)	—	(460,365)
Total Forward Contracts	$—	$699,622	$—	$699,622

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-245

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Boeing Co. (The)	193,493	$28,857,546

Air Freight & Logistics—2.6%
Expeditors International of Washington, Inc.	863,166	57,590,436

Beverages—3.4%
Monster Beverage Corp. (a)	1,368,934	77,016,227

Biotechnology—6.1%
Amgen, Inc.	198,088	40,158,380
Regeneron Pharmaceuticals, Inc. (a)	200,309	97,808,882

		137,967,262

Capital Markets—3.7%
FactSet Research Systems, Inc. (b)	159,927	41,689,771
SEI Investments Co.	895,230	41,484,958

		83,174,729

Communications Equipment—2.3%
Cisco Systems, Inc.	1,328,743	52,232,887

Energy Equipment & Services—0.7%
Schlumberger, Ltd.	1,138,262	15,355,154

Food Products—1.2%
Danone S.A. (ADR)	2,144,208	27,306,489

Health Care Equipment & Supplies—1.1%
Intuitive Surgical, Inc. (a)	13,275	6,573,913
Varian Medical Systems, Inc. (a)	181,868	18,670,569

		25,244,482

Health Care Technology—2.0%
Cerner Corp.	728,173	45,867,617

Hotels, Restaurants & Leisure—4.5%
Starbucks Corp.	650,915	42,791,152
Yum China Holdings, Inc.	699,754	29,830,513
Yum! Brands, Inc.	420,957	28,848,183

		101,469,848

Household Products—3.4%
Colgate-Palmolive Co.	626,614	41,582,105
Procter & Gamble Co. (The)	319,375	35,131,250

		76,713,355

Interactive Media & Services—10.7%
Alphabet, Inc. - Class A (a)	55,938	64,997,159
Alphabet, Inc. - Class C (a)	56,088	65,219,687
Facebook, Inc. - Class A (a)	672,587	112,187,512

		242,404,358

Internet & Direct Marketing Retail—13.5%
Alibaba Group Holding, Ltd. (ADR) (a)	718,312	139,697,318
Amazon.com, Inc. (a)	84,313	164,386,742

		304,084,060

IT Services—7.5%
Automatic Data Processing, Inc.	143,684	19,638,729
Visa, Inc. - Class A (b)	934,775	150,610,948

		170,249,677

Life Sciences Tools & Services—0.8%
Illumina, Inc. (a)	68,554	18,723,468

Machinery—2.3%
Deere & Co.	371,018	51,259,847

Pharmaceuticals—9.8%
Merck & Co., Inc.	339,403	26,113,667
Novartis AG (ADR)	646,598	53,312,005
Novo Nordisk A/S (ADR) (b)	986,102	59,363,340
Roche Holding AG (ADR)	2,027,371	82,250,442

		221,039,454

Semiconductors & Semiconductor Equipment—5.7%
NVIDIA Corp.	316,521	83,434,936
QUALCOMM, Inc.	662,170	44,795,800

		128,230,736

Software—16.9%
Autodesk, Inc. (a)	615,547	96,086,887
Microsoft Corp.	656,945	103,606,796
Oracle Corp.	2,118,805	102,401,845
Salesforce.com, Inc. (a)	397,112	57,176,186
Workday, Inc. - Class A (a)	163,326	21,268,312

		380,540,026

Total Common Stocks (Cost $2,344,917,844)		2,245,327,658

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $13,593,377; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $13,869,715.	13,593,377	13,593,377

Total Short-Term Investments (Cost $13,593,377)		13,593,377

BHFTI-246

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—7.7%

Security Description	Principal Amount*	Value

Certificates of Deposit—4.4%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/28/20 (d)	2,000,000	$1,985,898
Bank of Montreal (Chicago) 0.420%, SOFR + 0.410%, 10/02/20 (d)	3,000,000	2,992,440
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	4,000,000	3,990,808
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (d)	3,000,000	2,976,849
Canadian Imperial Bank of Commerce
0.350%, FEDEFF PRV + 0.260%, 06/10/20 (d)	3,998,363	3,990,880
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	8,000,000	7,961,264
Chiba Bank, Ltd. 1.150%, 05/06/20	1,000,000	999,640
China Construction Bank Corp. 1.930%, 05/11/20	3,000,000	3,001,350
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	4,000,000	3,996,760
Credit Agricole S.A.
0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	4,000,000	3,956,752
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (d)	2,000,000	1,993,488
Credit Industriel et Commercial 0.520%, FEDEFF PRV + 0.430%, 07/20/20 (d)	3,000,000	2,990,850
Credit Suisse AG 0.490%, SOFR + 0.480%, 10/06/20 (d)	15,000,000	14,931,600
Goldman Sachs Bank USA
0.210%, SOFR + 0.200%, 02/22/21 (d)	500,000	496,520
0.220%, SOFR + 0.210%, 02/22/21 (d)	500,000	496,565
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 05/15/20	4,975,331	4,994,100
Rabobank International London 1.115%, 1M LIBOR + 0.190%, 04/24/20 (d)	5,000,000	4,994,550
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (d)	4,000,000	3,987,720
Societe Generale
0.440%, FEDEFF PRV + 0.350%, 06/19/20 (d)	3,000,000	2,990,508
1.030%, 1M LIBOR + 0.280%, 06/19/20 (d)	2,000,000	1,993,004
Standard Chartered Bank 0.250%, FEDEFF PRV + 0.160%, 08/07/20 (d)	8,000,000	7,964,320
Sumitomo Mitsui Banking Corp. 1.061%, 1M LIBOR + 0.120%, 07/28/20 (d)	2,000,000	1,998,480
Sumitomo Mitsui Trust Bank, Ltd. 1.970%, 04/17/20	2,500,000	2,501,475
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (d)	7,000,000	6,998,180
Toronto-Dominion Bank 0.440%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,500,000	2,490,200
Westpac Banking Corp. 1.870%, 04/22/20	1,007,547	1,000,570

		98,674,771

Commercial Paper—0.6%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (d)	5,000,000	4,993,235

Commercial Paper—(Continued)
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	7,000,000	7,000,420

		12,991,115

Repurchase Agreements—0.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,836,132; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,892,855.	2,836,132	2,836,132
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,000,836; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $1,000,016; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $1,111,036.	1,000,000	1,000,000

		5,836,132

Mutual Funds—2.4%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	20,000,000	20,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	20,000,000	20,000,000

		55,000,000

Total Securities Lending Reinvestments (Cost $172,822,454)		172,502,018

Total Investments—107.8% (Cost $2,531,333,675)		2,431,423,053
Other assets and liabilities (net)—(7.8)%		(175,451,563)

Net Assets—100.0%		$2,255,971,490

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $165,091,969 and the collateral received consisted of cash in the amount of $172,814,302. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.

BHFTI-247

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,245,327,658	$—	$—	$2,245,327,658
Total Short-Term Investment*	—	13,593,377	—	13,593,377
Securities Lending Reinvestments
Certificates of Deposit	—	98,674,771	—	98,674,771
Commercial Paper	—	12,991,115	—	12,991,115
Repurchase Agreements	—	5,836,132	—	5,836,132
Mutual Funds	55,000,000	—	—	55,000,000
Total Securities Lending Reinvestments	55,000,000	117,502,018	—	172,502,018
Total Investments	$2,300,327,658	$131,095,395	$—	$2,431,423,053

Collateral for Securities Loaned (Liability)	$—	$(172,814,302)	$—	$(172,814,302)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-248

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—74.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—74.2%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	66,440,643	$762,074,174
MetLife Mid Cap Stock index Portfolio (Class A) (a)	5,335,328	68,505,611
MetLife MSCI EAFE Index Portfolio (Class A) (a)	14,489,522	160,109,215
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,262,931	31,884,696
MetLife Stock Index Portfolio (Class A) (a)	5,944,148	267,664,974

Total Mutual Funds (Cost $1,324,885,606)		1,290,238,670

Short-Term Investments—25.8%

Discount Notes—13.4%
Federal Home Loan Bank
0.324%, 10/26/20 (b)	50,000,000	49,959,555
1.356%, 04/07/20 (b)	3,000,000	2,999,965
1.495%, 04/27/20 (b) (c)	60,000,000	59,996,966
1.529%, 04/29/20 (b)	100,000,000	99,994,556
Freddie Mac 1.326%, 04/07/20 (b)	20,000,000	19,999,767

		232,950,809

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,399,175; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $2,450,957.	2,399,175	2,399,175

U.S. Treasury—12.3%
U.S. Treasury Bills
0.059%, 09/24/20 (b)	10,000,000	9,993,877
0.310%, 06/11/20 (b)	128,000,000	127,970,906
1.364%, 04/16/20 (b) (d)	75,000,000	74,997,718

		212,962,501

Total Short-Term Investments (Cost $447,987,415)		448,312,485

Total Investments—100.0% (Cost $1,772,873,021)		1,738,551,155
Other assets and liabilities (net)—0.0%		(448,761)

Net Assets—100.0%		$1,738,102,394

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $27,498,610.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2020, the market value of securities pledged was $34,498,951.

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/19/20	(943)	USD	(73,520,995)	$(7,438,036)
Russell 2000 Index Mini Futures	06/19/20	(221)	USD	(12,680,980)	(91,883)
S&P 500 Index E-Mini Futures	06/19/20	(989)	USD	(127,071,665)	1,812,784
S&P Midcap 400 Index E-Mini Futures	06/19/20	(205)	USD	(29,474,900)	524,607

Net Unrealized Depreciation					$(5,192,528)

BHFTI-249

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	0.950%	Semi-Annually	06/19/30	USD	85,000,000	$2,046,740	$(198,390)	$2,245,130
Pay	3M LIBOR	Quarterly	1.490%	Semi-Annually	05/15/30	USD	83,000,000	6,305,319	(114,119)	6,419,438
Pay	3M LIBOR	Quarterly	1.630%	Semi-Annually	02/20/30	USD	83,000,000	7,321,413	(100,458)	7,421,871
Pay	3M LIBOR	Quarterly	1.720%	Semi-Annually	01/23/30	USD	83,000,000	8,008,413	(12,444)	8,020,857
Pay	3M LIBOR	Quarterly	1.760%	Semi-Annually	03/11/30	USD	83,000,000	8,534,741	(92,046)	8,626,787
Pay	3M LIBOR	Quarterly	1.760%	Semi-Annually	04/09/30	USD	83,000,000	8,449,309	(33,521)	8,482,830

Totals								$40,665,935	$(550,978)	$41,216,913

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,290,238,670	$—	$—	$1,290,238,670
Total Short-Term Investments*	—	448,312,485	—	448,312,485
Total Investments	$1,290,238,670	$448,312,485	$—	$1,738,551,155

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,337,391	$—	$—	$2,337,391
Futures Contracts (Unrealized Depreciation)	(7,529,919)	—	—	(7,529,919)
Total Futures Contracts	$(5,192,528)	$—	$—	$(5,192,528)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$41,216,913	$—	$41,216,913

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-250

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Australia—2.5%
APA Group	1,272,401	$8,126,332
Brambles, Ltd.	1,894,097	12,500,080
carsales.com, Ltd.	226,102	1,680,953
Oil Search, Ltd.	2,016,370	3,067,301
Seek, Ltd.	283,994	2,664,291
Sonic Healthcare, Ltd.	502,418	7,524,306

		35,563,263

Belgium—0.8%
KBC Group NV	246,353	11,368,455

Brazil—0.2%
Ambev S.A. (ADR) (b)	1,377,431	3,168,091

Canada—1.5%
Constellation Software, Inc.	9,270	8,425,009
Ritchie Bros Auctioneers, Inc.	243,542	8,341,309
TC Energy Corp.	90,048	4,002,347

		20,768,665

China—2.2%
51job, Inc. (ADR) (a) (b)	97,789	6,003,267
China Resources Gas Group, Ltd.	1,314,424	6,598,732
Tencent Holdings, Ltd.	188,100	9,172,052
Yum China Holdings, Inc.	228,847	9,755,747

		31,529,798

Denmark—3.0%
Novo Nordisk A/S - Class B	576,068	34,749,253
Orsted A/S	79,349	7,792,467

		42,541,720

France—9.8%
BNP Paribas S.A.	479,519	14,455,204
Danone S.A.	223,404	14,408,355
EssilorLuxottica S.A.	162,986	17,584,544
L’Oreal S.A.	68,565	17,997,347
Legrand S.A.	244,385	15,704,089
LVMH Moet Hennessy Louis Vuitton SE	73,769	27,382,705
Schneider Electric SE	375,276	32,310,708

		139,842,952

Germany—7.8%
adidas AG	69,776	16,051,812
Bayer AG	312,509	18,344,345
GEA Group AG	488,724	10,063,534
Grand City Properties S.A.	966,373	20,383,999
LEG Immobilien AG	175,102	19,784,385
Scout24 AG	135,897	8,181,204
Symrise AG	191,856	18,169,814

		110,979,093

Greece—0.5%
Hellenic Telecommunications Organization S.A.	588,377	7,147,293

Hong Kong—4.7%
AIA Group, Ltd.	3,145,628	28,299,018
CLP Holdings, Ltd.	1,305,500	11,999,696
Hong Kong Exchanges and Clearing, Ltd.	396,900	11,919,393
Techtronic Industries Co., Ltd.	2,229,500	14,362,340

		66,580,447

India—0.7%
HDFC Bank, Ltd.	847,205	9,488,737

Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk PT	27,989,600	5,146,952

Ireland—1.1%
AIB Group plc (a)	4,270,721	4,789,081
Flutter Entertainment plc	66,063	5,958,213
Ryanair Holdings plc (ADR) (a)	91,760	4,871,538

		15,618,832

Israel—1.4%
Check Point Software Technologies, Ltd. (a)	92,223	9,272,100
Mellanox Technologies, Ltd. (a)	86,250	10,463,850

		19,735,950

Italy—1.7%
Eni S.p.A.	963,647	9,742,880
Intesa Sanpaolo S.p.A.	8,439,990	13,776,204

		23,519,084

Japan—20.4%
AEON Financial Service Co., Ltd.	527,599	5,643,483
Daikin Industries, Ltd.	185,400	22,608,799
Fujitsu, Ltd.	66,000	5,955,779
Hitachi, Ltd.	545,700	15,885,238
Idemitsu Kosan Co., Ltd.	348,100	7,980,392
Japan Tobacco, Inc.	521,131	9,646,375
Kansai Paint Co., Ltd.	343,700	6,553,717
Kao Corp.	208,200	17,047,225
KDDI Corp.	720,300	21,290,682
Koito Manufacturing Co., Ltd.	279,200	9,448,692
Kubota Corp.	1,212,000	15,503,206
Kyocera Corp.	241,300	14,309,701
Kyowa Kirin Co., Ltd.	463,600	10,394,980
Mitsubishi UFJ Financial Group, Inc.	3,744,000	13,967,525
Nitto Denko Corp.	223,500	9,977,027
Nomura Research Institute, Ltd.	488,300	10,317,432
Persol Holdings Co., Ltd.	414,500	4,163,436
Santen Pharmaceutical Co., Ltd.	1,417,500	24,415,059
SMC Corp.	14,500	6,189,645
SoftBank Group Corp.	431,000	15,092,331
Terumo Corp.	517,400	17,793,115
TOTO, Ltd. (b)	377,000	12,549,240
USS Co., Ltd.	885,900	12,202,589

		288,935,668

Malaysia—0.1%
Malaysia Airports Holdings Bhd	1,235,000	1,225,867

BHFTI-251

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—4.6%
Akzo Nobel NV	252,400	$16,639,809
Euronext NV	282,101	21,013,692
NXP Semiconductors NV	120,914	10,027,398
Wolters Kluwer NV	256,338	18,225,576

		65,906,475

Portugal—0.8%
Galp Energia SGPS S.A.	972,515	11,103,463

South Korea—1.5%
NAVER Corp.	81,740	11,244,428
Samsung Electronics Co., Ltd.	269,119	10,459,071

		21,703,499

Spain—2.5%
Aena SME S.A.	51,218	5,589,526
Amadeus IT Group S.A.	221,844	10,521,045
Iberdrola S.A.	2,036,534	20,108,728

		36,219,299

Sweden—0.6%
Tele2 AB - B Shares	660,627	8,877,645

Switzerland—14.7%
Cie Financiere Richemont S.A.	184,564	10,114,958
Dufry AG (a)	42,981	1,332,342
Julius Baer Group, Ltd. (a)	425,421	14,524,302
Nestle S.A.	516,236	53,207,527
Roche Holding AG	164,011	53,322,276
Schindler Holding AG (Participation Certificate)	70,223	15,435,272
Sika AG	104,680	17,319,980
Swiss Re AG	105,198	8,111,165
UBS Group AG (a)	1,870,925	17,486,505
Zurich Insurance Group AG	49,947	17,729,134

		208,583,461

Taiwan—1.6%
Silicon Motion Technology Corp. (ADR) (b)	135,469	4,966,294
Taiwan Semiconductor Manufacturing Co., Ltd.	1,932,468	17,249,235

		22,215,529

Thailand—0.5%
Advanced Info Service PCL	1,121,200	6,867,104

United Kingdom—9.3%
BP plc	4,110,226	17,485,604
British American Tobacco plc	582,153	19,879,575
Cairn Energy plc (a)	3,559,575	3,407,352
Croda International plc	307,898	16,283,260
Hiscox, Ltd.	899,624	10,300,835
Linde plc (b)	190,011	34,286,421
Melrose Industries plc	3,115,571	3,518,411
Reckitt Benckiser Group plc	240,935	18,491,197

United Kingdom—(Continued)
RELX plc	408,623	8,793,771

		132,446,426

United States—3.2%
Aon plc	122,792	20,265,592
Cadence Design Systems, Inc. (a)	93,742	6,190,722
EPAM Systems, Inc. (a) (b)	53,451	9,923,712
MasterCard, Inc. - Class A	40,423	9,764,580

		46,144,606

Total Common Stocks (Cost $1,412,930,387)		1,393,228,374

Short-Term Investment—1.2%

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $16,660,315; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $16,995,723.	16,660,315	16,660,315

Total Short-Term Investments (Cost $16,660,315)		16,660,315

Securities Lending Reinvestments (c)—1.9%

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,521,633; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,572,066.	2,521,633	2,521,633
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $3,342,208; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $3,409,052.	3,342,205	3,342,205
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $600,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,200,013; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,224,000.	1,200,000	1,200,000

BHFTI-252

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments(c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $1,400,023; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $1,555,451.	1,400,000	$1,400,000

		9,063,838

Mutual Funds—1.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (d)	4,000,000	4,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 0.290% (d)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (d)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (d)	4,000,000	4,000,000

		18,000,000

Total Securities Lending Reinvestments (Cost $27,063,838)		27,063,838

Total Investments—101.2% (Cost $1,456,654,540)		1,436,952,527
Other assets and liabilities (net)—(1.2)%		(17,366,955)

Net Assets—100.0%		$1,419,585,572

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $37,403,503 and the collateral received consisted of cash in the amount of $27,063,838 and non-cash collateral with a value of $11,940,548. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Pharmaceuticals	9.9
Chemicals	8.4
Insurance	6.0
Banks	5.1
Textiles, Apparel & Luxury Goods	5.0
Food Products	4.8
Capital Markets	4.6
Machinery	4.3
Oil, Gas & Consumable Fuels	4.0
Wireless Telecommunication Services	3.7

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-253

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$35,563,263	$—	$35,563,263
Belgium	—	11,368,455	—	11,368,455
Brazil	3,168,091	—	—	3,168,091
Canada	20,768,665	—	—	20,768,665
China	15,759,014	15,770,784	—	31,529,798
Denmark	—	42,541,720	—	42,541,720
France	—	139,842,952	—	139,842,952
Germany	—	110,979,093	—	110,979,093
Greece	—	7,147,293	—	7,147,293
Hong Kong	—	66,580,447	—	66,580,447
India	—	9,488,737	—	9,488,737
Indonesia	—	5,146,952	—	5,146,952
Ireland	4,871,538	10,747,294	—	15,618,832
Israel	19,735,950	—	—	19,735,950
Italy	—	23,519,084	—	23,519,084
Japan	—	288,935,668	—	288,935,668
Malaysia	—	1,225,867	—	1,225,867
Netherlands	10,027,398	55,879,077	—	65,906,475
Portugal	—	11,103,463	—	11,103,463
South Korea	—	21,703,499	—	21,703,499
Spain	—	36,219,299	—	36,219,299
Sweden	—	8,877,645	—	8,877,645
Switzerland	—	208,583,461	—	208,583,461
Taiwan	4,966,294	17,249,235	—	22,215,529
Thailand	6,867,104	—	—	6,867,104
United Kingdom	—	132,446,426	—	132,446,426
United States	46,144,606	—	—	46,144,606
Total Common Stocks	132,308,660	1,260,919,714	—	1,393,228,374
Total Short-Term Investment*	—	16,660,315	—	16,660,315
Securities Lending Reinvestments
Repurchase Agreements	—	9,063,838	—	9,063,838
Mutual Funds	18,000,000	—	—	18,000,000
Total Securities Lending Reinvestments	18,000,000	9,063,838	—	27,063,838
Total Investments	$150,308,660	$1,286,643,867	$—	$1,436,952,527

Collateral for Securities Loaned (Liability)	$—	$(27,063,838)	$—	$(27,063,838)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-254

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Biotechnology—3.0%
Alnylam Pharmaceuticals, Inc. (a) (b)	75,023	$8,166,254
Covetrus, Inc. (a)	746,751	6,078,553
Exact Sciences Corp. (a) (b)	219,616	12,737,728
Moderna, Inc. (a)	240,832	7,212,918

		34,195,453

Entertainment—7.2%
Roku, Inc. (a) (b)	348,263	30,466,047
Spotify Technology S.A. (a)	415,661	50,477,872

		80,943,919

Health Care Equipment & Supplies—6.9%
DexCom, Inc. (a)	226,491	60,987,232
Penumbra, Inc. (a) (b)	106,851	17,238,272

		78,225,504

Health Care Providers & Services—2.2%
Agilon Health, Inc. † (a) (c) (d)	12,946	5,499,720
Guardant Health, Inc. (a) (b)	280,856	19,547,577

		25,047,297

Health Care Technology—5.3%
Veeva Systems, Inc. - Class A (a)	381,550	59,662,974

Interactive Media & Services—9.4%
Pinterest, Inc. - Class A (a) (b)	1,160,743	17,921,872
Snap, Inc. - Class A (a) (b)	1,452,154	17,266,111
Twitter, Inc. (a)	1,687,575	41,446,842
Zillow Group, Inc. - Class C (a) (b)	800,743	28,842,763

		105,477,588

Internet & Direct Marketing Retail—6.5%
Chewy, Inc. - Class A (a) (b)	1,144,008	42,888,860
Farfetch, Ltd. - Class A (a) (b)	1,146,248	9,055,359
Overstock.com, Inc. (a)	631,937	3,153,366
Wayfair, Inc. - Class A (a) (b)	340,778	18,211,176

		73,308,761

IT Services—24.6%
Adyen NV (a)	27,893	23,606,607
MongoDB, Inc. (a) (b)	397,522	54,277,654
Okta, Inc. (a) (b)	432,709	52,903,003
Shopify, Inc. - Class A (a)	159,299	66,416,532
Square, Inc. - Class A (a)	820,406	42,972,866
Twilio, Inc. - Class A (a) (b)	410,482	36,734,034

		276,910,696

Leisure Products—1.7%
Peloton Interactive, Inc. - Class A (a) (b)	730,815	19,403,138

Life Sciences Tools & Services—2.8%
10X Genomics, Inc. - Class A (a)	512,298	31,926,411

Software—24.2%
Alteryx, Inc. - Class A (a) (b)	399,959	38,064,098
Coupa Software, Inc. (a) (b)	382,069	53,386,501
Datadog, Inc. - Class A (a) (b)	497,619	17,904,332
Slack Technologies, Inc. - Class A (a) (b)	2,339,784	62,799,803
Trade Desk, Inc. (The) - Class A (a) (b)	205,577	39,676,361
Zoom Video Communications, Inc. - Class A (a)	413,004	60,348,144

		272,179,239

Specialty Retail—2.7%
Carvana Co. (a) (b)	554,746	30,560,957

Total Common Stocks (Cost $1,016,691,738)		1,087,841,937

Convertible Preferred Stock—1.3%

Internet & Direct Marketing Retail—1.3%
Airbnb, Inc. - Series D † (a) (c) (d) (Cost $7,659,587)	188,136	14,320,912

Preferred Stocks—0.4%

Software—0.4%
Palantir Technologies, Inc. - Series G, † (a) (c) (d)	541,563	2,588,672
Palantir Technologies, Inc. - Series H, † (a) (c) (d)	174,289	833,101
Palantir Technologies, Inc. - Series H-1, † (a) (c) (d)	174,289	833,101

Total Preferred Stocks (Cost $2,880,691)		4,254,874

Escrow Shares—0.0%

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable † (a) (c) (d) (Cost $0)	60,812	24,933

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $26,635,613; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $27,173,425.	26,635,613	26,635,613

Total Short-Term Investments (Cost $26,635,613)		26,635,613

Securities Lending Reinvestments (e)—29.3%

Certificates of Deposit—17.8%
Banco del Estado de Chile
0.160%, SOFR + 0.150%, 08/28/20 (f)	3,000,000	2,978,847
2.002%, 3M LIBOR + 0.130%, 07/08/20 (f)	3,000,000	2,996,670

BHFTI-255

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal 0.990%, 06/08/20	2,000,000	$1,999,080
Bank of Montreal (Chicago)
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (f)	5,000,000	4,976,995
0.907%, 1M LIBOR + 0.110%, 11/13/20 (f)	6,000,000	5,984,100
Bank of Nova Scotia
0.875%, 1M LIBOR + 0.170%, 05/15/20 (f)	3,000,000	2,993,106
1.225%, 1M LIBOR + 0.220%, 01/08/21 (f)	4,000,000	3,990,800
Barclays Bank plc 1.730%, 05/08/20	3,000,000	3,001,800
BNP Paribas S.A. New York
0.845%, 1M LIBOR + 0.120%, 02/11/21 (f)	1,000,000	993,270
0.921%, 1M LIBOR + 0.110%, 02/12/21 (f)	1,000,000	984,946
1.345%, 1M LIBOR + 0.340%, 10/09/20 (f)	2,000,000	1,984,566
Canadian Imperial Bank of Commerce
0.220%, SOFR + 0.210%, 06/12/20 (f)	2,000,255	1,997,859
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (f)	10,000,000	9,951,580
Chiba Bank, Ltd. 1.720%, 04/13/20	3,000,000	3,000,960
China Construction Bank Corp. 1.930%, 05/11/20	2,000,000	2,000,900
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (f)	5,000,000	4,995,950
Cooperative Rabobank UA 0.170%, SOFR + 0.160%, 09/04/20 (f)	2,000,000	1,986,990
Credit Agricole S.A.
0.320%, FEDEFF PRV + 0.230%, 01/29/21 (f)	7,000,000	6,924,316
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (f)	2,000,000	1,993,488
1.500%, 06/12/20	3,000,000	3,003,000
Credit Industriel et Commercial
Zero Coupon, 05/07/20	6,933,054	6,993,210
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (f)	2,000,000	1,993,900
Credit Suisse AG 0.490%, SOFR + 0.480%, 10/06/20 (f)	7,000,000	6,968,080
DG Bank 0.950%, 06/10/20	1,000,000	999,380
DZ Bank AG Zero Coupon, 06/05/20	994,363	998,010
Goldman Sachs Bank USA
0.210%, SOFR + 0.200%, 02/22/21 (f)	5,000,000	4,965,200
0.220%, SOFR + 0.210%, 02/22/21 (f)	5,000,000	4,965,650
Industrial & Commercial Bank of China Corp.
1.870%, 04/21/20	5,000,000	5,002,050
1.910%, 04/21/20	2,000,000	2,000,860
KBC Bank NV 1.800%, 04/14/20	2,003,646	2,000,680
Mizuho Bank, Ltd. 1.560%, 07/27/20	8,000,000	8,007,840
National Australia Bank, Ltd. 1.790%, 07/14/20	4,000,000	4,010,720
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
NatWest Bank plc 1.860%, 04/14/20	4,000,000	4,001,080
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (f)	4,000,000	4,000,000

Certificates of Deposit—(Continued)
Royal Bank of Canada New York
0.250%, SOFR + 0.240%, 07/08/20 (f)	4,000,000	3,987,720
0.270%, FEDEFF PRV + 0.180%, 02/12/21 (f)	4,000,000	3,954,920
0.300%, SOFR + 0.290%, 07/16/20 (f)	5,000,000	4,984,150
Societe Generale
0.440%, FEDEFF PRV + 0.350%, 06/19/20 (f)	3,000,000	2,990,508
0.540%, FEDEFF PRV + 0.450%, 08/14/20 (f)	3,000,000	2,984,778
1.030%, 1M LIBOR + 0.280%, 06/19/20 (f)	3,000,000	2,989,506
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (f)	5,000,000	4,974,150
Sumitomo Mitsui Banking Corp.
1.061%, 1M LIBOR + 0.120%, 07/28/20 (f)	7,000,000	6,994,680
1.930%, 04/21/20	1,007,822	1,000,630
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	995,190
1.457%, 1M LIBOR + 0.080%, 06/05/20 (f)	1,000,000	999,910
1.970%, 04/17/20	3,000,000	3,001,770
Svenska Handelsbanken AB
1.144%, 1M LIBOR + 0.220%, 07/22/20 (f)	4,000,000	3,998,960
1.557%, 1M LIBOR + 0.180%, 06/05/20 (f)	3,000,000	3,000,510
1.573%, 3M LIBOR + 0.110%, 12/03/20 (f)	5,000,000	4,975,400
Toronto-Dominion Bank
0.440%, FEDEFF PRV + 0.350%, 07/31/20 (f)	2,000,000	1,992,160
1.777%, 3M LIBOR + 0.070%, 02/16/21 (f)	2,000,000	2,000,000
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (f)	5,000,000	4,974,250
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (f)	10,000,000	10,000,000
Westpac Banking Corp. 1.870%, 04/22/20	3,022,640	3,001,710

		200,446,555

Commercial Paper—2.8%
Bank of China, Ltd. 1.830%, 05/21/20	3,981,700	3,989,920
China Construction Bank Corp. 1.900%, 05/04/20	995,303	998,570
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,983,200
Santander UK plc 1.825%, 04/07/20	4,976,934	4,999,400
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (f)	4,000,000	3,994,588
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (f)	2,000,000	1,996,400
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (f)	8,000,000	8,000,480
Versailles LLC 1.500%, 05/22/20	996,500	997,760
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (f)	4,999,847	5,000,700

		31,961,018

BHFTI-256

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—1.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $1,545,959; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,576,878.	1,545,959	$1,545,959
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $2,085,566.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $4,001,672; collateralized by various Common Stock with an aggregate market value of $4,400,000	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $1,900,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $1,938,001.	1,900,000	1,900,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $4,000,044; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $4,080,001.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $5,000,081; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $5,555,181.	5,000,000	5,000,000

		18,445,959

Time Deposit—0.2%
ABN AMRO Bank NV 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—6.9%
BlackRock Liquidity Funds, Institutional Shares 0.340% (g)	30,000,000	30,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (g)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (g)	20,000,000	20,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (g)	8,000,000	8,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (g)	10,000,000	10,000,000

		78,000,000

Total Securities Lending Reinvestments (Cost $331,398,802)		330,853,532

Total Purchased Options—0.3% (h) (Cost $3,993,660)		3,025,263

Total Investments—130.2% (Cost $1,389,260,091)		1,466,957,064
Other assets and liabilities (net)—(30.2)%		(340,194,089)

Net Assets—100.0%		$1,126,762,975

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $24,100,439, which is 2.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $314,323,633 and the collateral received consisted of cash in the amount of $331,257,092 and non-cash collateral with a value of $2,900,448. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 2.1% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

BHFTI-257

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Agilon Health, Inc.	11/07/18	12,946	$4,895,659	$5,499,720
Airbnb, Inc. - Series D	04/16/14	188,136	7,659,587	14,320,912
Flipkart Escrow Receivable	08/20/18	60,812	—	24,933
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	2,588,672
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	833,101
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	833,101

				$24,100,439

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.847	NWM	06/16/20	272,016,650	USD	272,016,650	$1,403,606	$397,961	$(1,005,645)
USD Call/CNH Put	CNH	8.093	NWM	09/21/20	236,226,164	USD	236,226,164	1,274,913	649,622	(625,291)
USD Call/CNH Put	CNH	7.750	NWM	01/07/21	301,154,330	USD	301,154,330	1,315,141	1,977,680	662,539

Totals								$3,993,660	$3,025,263	$(968,397)

Glossary of Abbreviations

Counterparties

(NWM)—	Natwest Markets plc

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-258

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$34,195,453	$—	$—	$34,195,453
Entertainment	80,943,919	—	—	80,943,919
Health Care Equipment & Supplies	78,225,504	—	—	78,225,504
Health Care Providers & Services	19,547,577	—	5,499,720	25,047,297
Health Care Technology	59,662,974	—	—	59,662,974
Interactive Media & Services	105,477,588	—	—	105,477,588
Internet & Direct Marketing Retail	73,308,761	—	—	73,308,761
IT Services	253,304,089	23,606,607	—	276,910,696
Leisure Products	19,403,138	—	—	19,403,138
Life Sciences Tools & Services	31,926,411	—	—	31,926,411
Software	272,179,239	—	—	272,179,239
Specialty Retail	30,560,957	—	—	30,560,957
Total Common Stocks	1,058,735,610	23,606,607	5,499,720	1,087,841,937
Total Convertible Preferred Stock*	—	—	14,320,912	14,320,912
Total Preferred Stocks*	—	—	4,254,874	4,254,874
Total Escrow Shares*	—	—	24,933	24,933
Total Short-Term Investment*	—	26,635,613	—	26,635,613
Total Purchased Options at Value	—	3,025,263	—	3,025,263
Securities Lending Reinvestments
Certificates of Deposit	—	200,446,555	—	200,446,555
Commercial Paper	—	31,961,018	—	31,961,018
Repurchase Agreements	—	18,445,959	—	18,445,959
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	78,000,000	—	—	78,000,000
Total Securities Lending Reinvestments	78,000,000	252,853,532	—	330,853,532
Total Investments	$1,136,735,610	$306,121,015	$24,100,439	$1,466,957,064

Collateral for Securities Loaned (Liability)	$—	$(331,257,092)	$—	$(331,257,092)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-259

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2019	Change in Unrealized Depreciation	Balance as of March 31, 2020	Change in Unrealized Depreciation from Investments Still Held at March 31, 2020
Common Stocks
Health Care Providers & Services	$5,818,709	$(318,989)	$5,499,720	$(318,989)
Convertible Preferred Stocks
Internet & Direct Marketing Retail	24,715,426	(10,394,514)	14,320,912	(10,394,514)
Preferred Stocks
Software	5,563,381	(1,308,507)	4,254,874	(1,308,507)
Escrow Shares
Internet & Direct Marketing Retail	296,155	(271,222)	24,933	(271,222)

Total	$36,393,671	$(12,293,232)	$24,100,439	$(12,293,232)

	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Healthcare Providers & Services	$5,499,720	Market Transaction Method	Precedent Transaction	$449.46	$449.46	$449.46	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	1.1x	1.1x	1.1x	Increase
			Discount for Lack of Marketability	11.00%	11.00%	11.00%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	14.00%	16.00%	15.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
Convertible Preferred Stocks
Internet & Direct Marketing Retail	14,320,912	Comparable Company Analysis	Enterprise Value/Revenue	3.0x	3.6x	3.2x	Increase
			Enterprise Value/Gross Profit	3.4x	3.9x	3.5x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Preferred Stocks
Software	4,254,874	Discounted Cash Flow	Weighted Average Cost of Capital	14.50%	16.50%	15.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	9.1x	9.1x	9.1x	Increase
			Discount for Lack of Marketability	16.00%	16.00%	16.00%	Decrease
		Guideline Transactions	Enterprise Value/Revenue	15.0x	15.0x	15.0x	Increase
Escrow Shares
Internet & Direct Marketing Retail	24,933	Merger & Acquisition Transaction	Expected Value of Future Payouts	$0.82	$0.82	$0.82	Increase
			Discount for Lack of Certainty	50.00%	50.00%	50.00%	Decrease

BHFTI-260

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Fund—14.9% of Net Assets

Security Description	Shares	Value

Investment Company Security—14.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $31,043,357)	248,289	$30,666,174

Common Stocks—9.4%

Aerospace & Defense—0.1%
Boeing Co. (The)	71	10,589
Bombardier, Inc. - Class B (a)	5,055	1,634
CAE, Inc.	1,795	22,691
Elbit Systems, Ltd.	165	21,503
General Dynamics Corp.	86	11,379
Howmet Aerospace, Inc. (a)	462	7,420
Huntington Ingalls Industries, Inc.	66	12,026
L3Harris Technologies, Inc.	46	8,285
Leonardo S.p.A.	2,639	17,556
Lockheed Martin Corp.	59	19,998
Northrop Grumman Corp.	68	20,573
Raytheon Co.	84	11,017
Safran S.A.	175	15,382
Thales S.A.	94	7,890
TransDigm Group, Inc.	24	7,685
United Technologies Corp.	176	16,602

		212,230

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	13,968
DSV Panalpina A/S	67	6,101
Expeditors International of Washington, Inc.	329	21,951
FedEx Corp.	94	11,398
Yamato Holdings Co., Ltd.	900	14,125

		67,543

Airlines—0.0%
Air Canada (a)	820	9,177
Alaska Air Group, Inc.	228	6,491
American Airlines Group, Inc.	353	4,303
ANA Holdings, Inc.	1,300	31,745
Delta Air Lines, Inc.	247	7,047
Southwest Airlines Co.	310	11,039
United Airlines Holdings, Inc. (a)	260	8,203

		78,005

Auto Components—0.0%
Aptiv plc	206	10,143
BorgWarner, Inc.	411	10,016
Goodyear Tire & Rubber Co. (The)	673	3,917
JTEKT Corp.	2,300	15,618
Magna International, Inc.	441	14,073
NGK Spark Plug Co., Ltd.	500	7,038
Pirelli & C S.p.A.	2,736	9,794

		70,599

Automobiles—0.0%
Daimler AG	504	15,461

Automobiles—(Continued)
Ferrari NV	35	5,440
Ford Motor Co.	1,063	5,134
General Motors Co.	445	9,247
Harley-Davidson, Inc.	557	10,544
Honda Motor Co., Ltd.	900	20,241
Mitsubishi Motors Corp.	2,000	5,663
Subaru Corp.	500	9,600
Suzuki Motor Corp.	200	4,786

		86,116

Banks—0.3%
ABN AMRO Bank NV	1,431	11,747
Australia & New Zealand Banking Group, Ltd.	1,521	16,403
Banco Bilbao Vizcaya Argentaria S.A.	3,372	10,779
Banco de Sabadell S.A.	18,068	9,284
Bank Leumi Le-Israel B.M.	5,327	29,454
Bank of America Corp.	695	14,755
Bank of East Asia, Ltd. (The)	2,800	6,007
Bank of Montreal	390	19,693
Bank of Nova Scotia (The)	409	16,702
Bankinter S.A.	3,025	11,106
BOC Hong Kong Holdings, Ltd.	6,000	16,534
Canadian Imperial Bank of Commerce	295	17,189
Chiba Bank, Ltd. (The)	1,300	5,687
Comerica, Inc.	216	6,337
Concordia Financial Group, Ltd.	6,700	19,516
Danske Bank A/S	1,816	20,584
DNB ASA	624	6,998
Fifth Third Bancorp	693	10,291
Fukuoka Financial Group, Inc.	400	5,296
Huntington Bancshares, Inc.	1,176	9,655
ING Groep NV	3,024	15,840
Intesa Sanpaolo S.p.A.	7,154	11,677
Israel Discount Bank, Ltd. - Class A	1,713	5,074
Japan Post Bank Co., Ltd.	2,200	20,327
KBC Group NV	309	14,259
KeyCorp	1,042	10,806
Mitsubishi UFJ Financial Group, Inc.	3,700	13,803
Mizrahi Tefahot Bank, Ltd.	747	13,955
Mizuho Financial Group, Inc.	19,500	22,317
People’s United Financial, Inc.	1,114	12,310
Regions Financial Corp.	1,152	10,333
Resona Holdings, Inc.	7,900	23,772
Royal Bank of Canada	373	23,104
Shizuoka Bank, Ltd. (The)	4,700	28,595
Skandinaviska Enskilda Banken AB - Class A	1,595	10,789
Sumitomo Mitsui Financial Group, Inc.	500	12,149
SVB Financial Group (a)	28	4,230
Toronto-Dominion Bank (The)	524	22,277
Truist Financial Corp.	668	20,601
U.S. Bancorp	317	10,921
Zions Bancorp N.A.	255	6,824

		577,980

Beverages—0.2%
Anheuser-Busch InBev S.A.	683	30,331

BHFTI-261

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Asahi Group Holdings, Ltd.	400	$12,988
Brown-Forman Corp. - Class B	381	21,149
Carlsberg A/S - Class B	223	25,314
Coca-Cola Amatil, Ltd.	2,832	15,652
Coca-Cola Bottlers Japan Holdings, Inc.	800	16,434
Coca-Cola Co. (The)	625	27,656
Coca-Cola European Partners plc	632	23,719
Constellation Brands, Inc. - Class A	184	26,378
Davide Campari-Milano S.p.A.	3,732	26,844
Diageo plc	846	27,096
Heineken Holding NV	215	16,501
Kirin Holdings Co., Ltd.	500	9,903
Molson Coors Beverage Co. - Class B	858	33,471
Monster Beverage Corp. (a)	474	26,667
PepsiCo, Inc.	236	28,344
Pernod-Ricard S.A.	215	30,581
Remy Cointreau S.A.	276	30,242
Suntory Beverage & Food, Ltd.	600	22,705
Treasury Wine Estates, Ltd.	1,886	11,571

		463,546

Biotechnology—0.1%
AbbVie, Inc.	212	16,152
Alexion Pharmaceuticals, Inc. (a)	119	10,685
Amgen, Inc.	95	19,259
BeiGene, Ltd. (ADR) (a)	173	21,298
Biogen, Inc. (a)	15	4,746
CSL, Ltd.	148	26,848
Genmab A/S (a)	21	4,263
Gilead Sciences, Inc.	129	9,644
Grifols S.A.	1,051	35,797
Incyte Corp. (a)	154	11,278
PeptiDream, Inc. (a)	300	10,471
Regeneron Pharmaceuticals, Inc. (a)	15	7,324

		177,765

Building Products—0.0%
A.O. Smith Corp.	243	9,188
Assa Abloy AB - Class B	828	15,653
Fortune Brands Home & Security, Inc.	362	15,656
Johnson Controls International plc	346	9,328
Kingspan Group plc	408	21,846
Masco Corp.	109	3,768
Trane Technologies plc	162	13,380

		88,819

Capital Markets—0.1%
Ameriprise Financial, Inc.	105	10,760
Bank of New York Mellon Corp. (The)	286	9,632
Cboe Global Markets, Inc.	116	10,353
CME Group, Inc.	61	10,548
Credit Suisse Group AG (a)	573	4,731
Daiwa Securities Group, Inc.	3,000	11,637
Deutsche Boerse AG	185	25,413
E*Trade Financial Corp.	295	10,124

Capital Markets—(Continued)
Franklin Resources, Inc.	558	9,313
Intercontinental Exchange, Inc.	152	12,274
Invesco, Ltd.	1,040	9,443
Moody’s Corp.	68	14,382
Nomura Holdings, Inc.	1,300	5,507
Northern Trust Corp.	175	13,206
Raymond James Financial, Inc.	184	11,629
S&P Global, Inc.	75	18,379
SBI Holdings, Inc.	1,000	14,589
State Street Corp.	189	10,068
T. Rowe Price Group, Inc.	106	10,351
UBS Group AG (a)	1,516	14,169

		236,508

Chemicals—0.4%
Air Liquide S.A.	291	37,299
Air Products & Chemicals, Inc.	126	25,151
Air Water, Inc.	1,400	19,264
Akzo Nobel NV	502	33,095
Albemarle Corp.	349	19,673
Arkema S.A.	448	30,981
Celanese Corp.	185	13,577
CF Industries Holdings, Inc.	1,024	27,853
Chr Hansen Holding A/S	260	19,508
Clariant AG (a)	402	6,761
Corteva, Inc. (a)	1,008	23,688
Croda International plc	383	20,255
Dow, Inc. (a)	741	21,667
DuPont de Nemours, Inc.	370	12,617
Eastman Chemical Co.	434	20,216
Ecolab, Inc.	155	24,154
FMC Corp.	321	26,222
Givaudan S.A.	11	34,105
Hitachi Chemical Co., Ltd.	200	8,526
International Flavors & Fragrances, Inc.	233	23,787
Israel Chemicals, Ltd.	6,854	21,776
Johnson Matthey plc	683	15,178
JSR Corp.	600	11,053
Kaneka Corp.	200	4,790
Kansai Paint Co., Ltd.	500	9,534
Kuraray Co., Ltd.	1,200	12,127
Linde plc	151	26,123
Livent Corp. (a)	424	2,226
LyondellBasell Industries NV - Class A	401	19,902
Methanex Corp.	818	9,957
Mitsubishi Gas Chemical Co., Inc.	800	8,690
Mitsui Chemicals, Inc.	500	9,489
Mosaic Co. (The)	1,543	16,695
Nippon Paint Holdings Co., Ltd.	200	10,543
Nissan Chemical Corp.	500	18,210
Novozymes A/S - B Shares	642	29,275
Nutrien, Ltd.	368	12,580
PPG Industries, Inc.	292	24,411
Sherwin-Williams Co. (The)	44	20,219
Showa Denko KK	300	6,203

BHFTI-262

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Solvay S.A.	95	$6,929
Sumitomo Chemical Co., Ltd.	5,100	15,134
Symrise AG	171	16,195
Taiyo Nippon Sanso Corp.	800	11,849
Teijin, Ltd.	1,000	16,942
Toray Industries, Inc.	4,200	18,212
Tosoh Corp.	800	9,102
Yara International ASA	227	7,182

		838,925

Commercial Services & Supplies—0.0%
Brambles, Ltd.	1,541	10,170
Cintas Corp.	58	10,047
ISS A/S	1,043	14,376
Republic Services, Inc.	273	20,491
Rollins, Inc.	311	11,240
Sohgo Security Services Co., Ltd.	200	9,744
Waste Management, Inc.	73	6,757

		82,825

Communications Equipment—0.1%
Cisco Systems, Inc.	486	19,105
F5 Networks, Inc. (a)	147	15,675
Juniper Networks, Inc.	721	13,800
Motorola Solutions, Inc.	69	9,171
Nokia Oyj	13,931	43,720
Telefonaktiebolaget LM Ericsson - B Shares	3,716	30,328

		131,799

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A.	462	9,026
Ferrovial S.A.	334	8,020
Jacobs Engineering Group, Inc.	101	8,006
Quanta Services, Inc.	327	10,376
WSP Global, Inc.	267	15,163

		50,591

Construction Materials—0.1%
Fletcher Building, Ltd.	6,758	14,033
HeidelbergCement AG	380	16,574
Imerys S.A.	163	4,101
LafargeHolcim, Ltd. (a)	321	11,735
Martin Marietta Materials, Inc.	132	24,978
Taiheiyo Cement Corp.	500	8,551
Vulcan Materials Co.	224	24,208

		104,180

Consumer Finance—0.0%
Capital One Financial Corp.	134	6,756
Credit Saison Co., Ltd.	400	4,645
Isracard, Ltd.	190	509
Synchrony Financial	391	6,291

		18,201

Containers & Packaging—0.1%
AMCOR plc (a)	3,253	26,415
Avery Dennison Corp.	283	28,829
Ball Corp.	379	24,506
CCL Industries, Inc. - Class B	650	19,764
International Paper Co.	780	24,282
Packaging Corp. of America	269	23,357
Sealed Air Corp.	917	22,659
Toyo Seikan Group Holdings, Ltd.	1,100	12,555
WestRock Co.	847	23,936

		206,303

Distributors—0.0%
Genuine Parts Co.	133	8,955
Jardine Cycle & Carriage, Ltd.	1,800	24,930
LKQ Corp. (a)	668	13,701

		47,586

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	500	12,734
H&R Block, Inc.	975	13,728

		26,462

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (a)	69	12,615
Groupe Bruxelles Lambert S.A.	173	13,613
Industrivarden AB - C Shares	1,131	22,079
Investor AB - B Shares	527	24,239
Jefferies Financial Group, Inc.	764	10,444
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	5,409
Wendel S.A.	193	15,440

		103,839

Diversified Telecommunication Services—0.4%
AT&T, Inc.	1,331	38,799
BCE, Inc.	1,630	66,866
BT Group plc	10,412	15,186
Cellnex Telecom S.A.	368	16,750
CenturyLink, Inc.	4,596	43,478
Deutsche Telekom AG	2,760	36,544
Elisa Oyj	525	32,623
HKT Trust & HKT, Ltd.	98,000	133,049
Iliad S.A.	110	14,951
Koninklijke KPN NV	8,205	19,626
Nippon Telegraph & Telephone Corp.	1,700	40,341
Orange S.A.	960	11,902
PCCW, Ltd.	80,000	43,961
Proximus SADP	770	17,670
Singapore Telecommunications, Ltd.	6,400	11,444
Spark New Zealand, Ltd.	8,794	21,436
Swisscom AG	117	63,076
Telecom Italia S.p.A. (a)	65,090	26,618
Telefonica Deutschland Holding AG	11,785	29,290
Telefonica S.A.	1,362	6,253
Telenor ASA	2,569	37,647
Telia Co. AB	2,982	10,727

BHFTI-263

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Telstra Corp., Ltd.	9,327	$17,801
TELUS Corp.	3,660	57,866
TPG Telecom, Ltd.	4,800	20,788
United Internet AG	902	27,058
Verizon Communications, Inc.	765	41,103

		902,853

Electric Utilities—0.8%
Alliant Energy Corp.	1,030	49,739
American Electric Power Co., Inc.	512	40,950
AusNet Services	35,421	37,416
Chubu Electric Power Co., Inc.	3,400	47,932
Chugoku Electric Power Co., Inc. (The)	8,900	124,614
CK Infrastructure Holdings, Ltd.	2,165	11,467
CLP Holdings, Ltd.	4,500	41,362
Duke Energy Corp.	646	52,249
Edison International	940	51,503
EDP - Energias de Portugal S.A.	10,431	41,914
Electricite de France S.A.	6,962	54,904
Emera, Inc.	723	28,513
Entergy Corp.	571	53,657
Evergy, Inc.	843	46,407
Eversource Energy	498	38,949
Exelon Corp.	1,499	55,178
FirstEnergy Corp.	1,310	52,492
Fortis, Inc.	824	31,776
HK Electric Investments & HK Electric Investments, Ltd.	32,500	31,214
Hydro One, Ltd.	4,007	72,151
Iberdrola S.A.	1,676	16,549
Kansai Electric Power Co., Inc. (The)	6,100	68,043
Kyushu Electric Power Co., Inc.	6,000	48,335
NextEra Energy, Inc.	168	40,424
NRG Energy, Inc.	1,500	40,890
Orsted A/S	435	42,719
PG&E Corp. (a)	119	1,070
Pinnacle West Capital Corp.	832	63,057
Power Assets Holdings, Ltd.	3,500	20,851
PPL Corp.	2,238	55,234
Southern Co. (The)	853	46,181
SSE plc	1,518	24,499
Tohoku Electric Power Co., Inc.	5,500	53,099
Tokyo Electric Power Co. Holdings, Inc. (a)	12,200	42,630
Verbund AG	718	26,024
Xcel Energy, Inc.	742	44,743

		1,598,735

Electrical Equipment—0.0%
ABB, Ltd.	1,938	34,075
Eaton Corp. plc	241	18,723
Emerson Electric Co.	316	15,057
Melrose Industries plc	7,129	8,051
Rockwell Automation, Inc.	79	11,922
Siemens Gamesa Renewable Energy S.A.	300	4,514

		92,342

Electronic Equipment, Instruments & Components—0.1%
Alps Alpine Co., Ltd.	1,200	11,628
Amphenol Corp. - Class A	239	17,418
Corning, Inc.	679	13,947
FLIR Systems, Inc.	387	12,341
Halma plc	1,644	39,059
Hamamatsu Photonics KK	500	20,466
Hirose Electric Co., Ltd.	210	21,781
Hitachi High-Technologies Corp.	100	7,423
Ingenico Group S.A.	256	27,208
IPG Photonics Corp. (a)	79	8,712
Keyence Corp.	52	16,781
Murata Manufacturing Co., Ltd.	200	10,123
TE Connectivity, Ltd.	227	14,297
Venture Corp., Ltd.	2,700	25,662

		246,846

Energy Equipment & Services—0.1%
Baker Hughes Co.	1,571	16,495
Halliburton Co.	4,775	32,709
Helmerich & Payne, Inc.	1,705	26,683
National Oilwell Varco, Inc.	1,318	12,956
Schlumberger, Ltd.	993	13,396
TechnipFMC plc	4,133	27,856
Tenaris S.A.	3,916	23,955

		154,050

Entertainment—0.1%
Activision Blizzard, Inc.	502	29,859
Electronic Arts, Inc. (a)	314	31,453
Konami Holdings Corp.	1,000	30,658
Live Nation Entertainment, Inc. (a)	441	20,048
Netflix, Inc. (a)	81	30,416
Nexon Co., Ltd.	1,700	27,806
Nintendo Co., Ltd.	51	19,670
Square Enix Holdings Co., Ltd.	400	17,876
Take-Two Interactive Software, Inc. (a)	255	30,246
Toho Co., Ltd.	800	24,459
UBISOFT Entertainment S.A. (a)	132	9,734
Walt Disney Co. (The)	261	25,213

		297,438

Equity Real Estate Investment Trusts—0.2%
Alexandria Real Estate Equities, Inc.	98	13,432
Apartment Investment & Management Co. - Class A	319	11,213
AvalonBay Communities, Inc.	54	7,947
Covivio	212	11,956
Crown Castle International Corp.	30	4,332
Digital Realty Trust, Inc.	71	9,863
Duke Realty Corp.	426	13,794
Equinix, Inc.	18	11,242
Equity Residential	100	6,171
Essex Property Trust, Inc.	49	10,792
Extra Space Storage, Inc.	129	12,353
Federal Realty Investment Trust	179	13,355
Gecina S.A.	44	5,837

BHFTI-264

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Healthpeak Properties, Inc.	366	$8,729
Host Hotels & Resorts, Inc.	799	8,821
Iron Mountain, Inc.	226	5,379
Japan Prime Realty Investment Corp.	14	42,046
Japan Real Estate Investment Corp.	6	35,175
Japan Retail Fund Investment Corp.	9	10,163
Kimco Realty Corp.	1,261	12,194
Mid-America Apartment Communities, Inc.	124	12,776
Mirvac Group	7,066	9,352
Nippon Building Fund, Inc.	5	33,594
Nippon Prologis REIT, Inc.	14	35,270
Orix JREIT, Inc.	6	7,879
Prologis, Inc.	203	16,315
Public Storage	55	10,923
Realty Income Corp.	177	8,825
Regency Centers Corp.	217	8,339
Scentre Group	5,107	5,056
Simon Property Group, Inc.	45	2,469
SL Green Realty Corp.	119	5,129
UDR, Inc.	253	9,245
United Urban Investment Corp.	5	4,961
Ventas, Inc.	243	6,512
Vornado Realty Trust	240	8,690
Welltower, Inc.	160	7,325
Weyerhaeuser Co.	560	9,492

		456,946

Food & Staples Retailing—0.4%
Alimentation Couche-Tard, Inc. - Class B	1,272	29,963
Carrefour S.A.	714	11,312
Casino Guichard Perrachon S.A.	426	16,426
Coles Group, Ltd.	1,551	14,675
Costco Wholesale Corp.	63	17,963
Dairy Farm International Holdings, Ltd.	5,291	24,352
Empire Co., Ltd.	2,479	48,495
FamilyMart Co., Ltd.	1,800	32,229
George Weston, Ltd.	693	49,553
ICA Gruppen AB	328	13,828
J Sainsbury plc	8,471	22,061
Kroger Co. (The)	845	25,451
Lawson, Inc.	700	38,502
Loblaw Cos., Ltd.	1,549	79,855
METRO AG	2,862	24,769
Metro, Inc.	2,902	117,354
Seven & i Holdings Co., Ltd.	700	23,116
Sundrug Co., Ltd.	400	12,838
Sysco Corp.	505	23,043
Walgreens Boots Alliance, Inc.	574	26,261
Walmart, Inc.	155	17,611
Welcia Holdings Co., Ltd.	300	21,122
WM Morrison Supermarkets plc	7,958	17,531
Woolworths Group, Ltd.	687	15,011

		723,321

Food Products—0.4%
a2 Milk Co., Ltd. (a)	1,419	14,352

Food Products—(Continued)
Ajinomoto Co., Inc.	2,600	48,445
Archer-Daniels-Midland Co.	946	33,280
Associated British Foods plc	716	16,069
Barry Callebaut AG	8	16,086
Calbee, Inc.	500	13,541
Campbell Soup Co.	670	30,927
Conagra Brands, Inc.	1,175	34,475
General Mills, Inc.	592	31,240
Hershey Co. (The)	266	35,245
Hormel Foods Corp.	677	31,575
J.M. Smucker Co. (The)	303	33,633
Kellogg Co.	504	30,235
Kerry Group plc - Class A	142	16,279
Kikkoman Corp.	300	12,774
Kraft Heinz Co. (The)	1,180	29,193
Lamb Weston Holdings, Inc.	472	26,951
McCormick & Co., Inc.	221	31,208
MEIJI Holdings Co., Ltd.	300	21,374
Mondelez International, Inc. - Class A	562	28,145
Mowi ASA	808	12,316
Nestle S.A.	600	61,841
NH Foods, Ltd.	500	17,425
Nisshin Seifun Group, Inc.	1,400	23,368
Nissin Foods Holdings Co., Ltd.	500	41,731
Orkla ASA	1,360	11,638
Saputo, Inc.	1,060	25,489
Toyo Suisan Kaisha, Ltd.	400	19,366
Tyson Foods, Inc. - Class A	624	36,111
Vitasoy International Holdings, Ltd.	6,000	18,120
WH Group, Ltd.	14,000	13,001
Wilmar International, Ltd.	10,700	24,202
Yakult Honsha Co., Ltd.	200	11,844
Yamazaki Baking Co., Ltd.	991	20,750

		872,229

Gas Utilities—0.2%
AltaGas, Ltd.	1,706	15,456
APA Group	4,843	30,931
Atmos Energy Corp.	392	38,898
Hong Kong & China Gas Co., Ltd.	26,323	43,288
Osaka Gas Co., Ltd.	2,800	52,855
Snam S.p.A.	4,803	22,183
Toho Gas Co., Ltd.	1,500	68,495
Tokyo Gas Co., Ltd.	3,100	73,445

		345,551

Health Care Equipment & Supplies—0.2%
ABIOMED, Inc. (a)	84	12,194
Align Technology, Inc. (a)	75	13,046
Asahi Intecc Co., Ltd.	500	12,378
Baxter International, Inc.	88	7,145
Becton Dickinson & Co.	118	27,113
BioMerieux	213	24,037
Boston Scientific Corp. (a)	655	21,373
Cochlear, Ltd.	346	39,750
DENTSPLY SIRONA, Inc.	281	10,911

BHFTI-265

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Hologic, Inc. (a)	441	$15,479
Hoya Corp.	100	8,506
IDEXX Laboratories, Inc. (a)	28	6,783
Intuitive Surgical, Inc. (a)	36	17,828
Koninklijke Philips NV	519	21,006
Medtronic plc	184	16,593
Olympus Corp.	1,400	20,205
Smith & Nephew plc	2,653	47,079
Stryker Corp.	116	19,313
Sysmex Corp.	200	14,460
Terumo Corp.	1,200	41,267
Varian Medical Systems, Inc. (a)	180	18,479
Zimmer Biomet Holdings, Inc.	155	15,667

		430,612

Health Care Providers & Services—0.2%
Alfresa Holdings Corp.	1,000	18,653
AmerisourceBergen Corp.	202	17,877
Anthem, Inc.	56	12,714
Cardinal Health, Inc.	267	12,800
Centene Corp. (a)	208	12,357
Cigna Corp. (a)	38	6,733
CVS Health Corp.	82	4,865
DaVita, Inc. (a)	248	18,863
Fresenius Medical Care AG & Co. KGaA	240	16,009
Fresenius SE & Co. KGaA	210	7,892
HCA Healthcare, Inc.	130	11,680
Henry Schein, Inc. (a)	254	12,832
Humana, Inc.	62	19,469
Laboratory Corp. of America Holdings (a)	149	18,832
Medipal Holdings Corp.	1,400	26,165
NMC Health plc (b) (c)	1,427	1,859
Quest Diagnostics, Inc.	205	16,461
Ramsay Health Care, Ltd.	1,038	36,366
Ryman Healthcare, Ltd.	4,929	30,294
Sonic Healthcare, Ltd.	1,116	16,713
Suzuken Co., Ltd.	600	21,869
UnitedHealth Group, Inc.	80	19,950
Universal Health Services, Inc. - Class B	172	17,042

		378,295

Health Care Technology—0.0%
Cerner Corp.	294	18,519
Change Healthcare, Inc. (a)	1,129	11,279
M3, Inc.	500	14,776

		44,574

Hotels, Restaurants & Leisure—0.1%
Aristocrat Leisure, Ltd.	929	12,020
Carnival Corp.	1,067	14,052
Carnival plc	598	7,258
Chipotle Mexican Grill, Inc. (a)	26	17,014
Compass Group plc	302	4,719
Darden Restaurants, Inc.	178	9,694
Flight Centre Travel Group, Ltd. (b) (c)	962	5,864

Hotels, Restaurants & Leisure—(Continued)
Flutter Entertainment plc	209	18,947
Hilton Worldwide Holdings, Inc.	113	7,711
Marriott International, Inc. - Class A	134	10,025
McDonald’s Corp.	115	19,015
MGM Resorts International	762	8,992
Norwegian Cruise Line Holdings, Ltd. (a)	362	3,968
Oriental Land Co., Ltd.	100	12,797
Restaurant Brands International, Inc.	628	25,307
Royal Caribbean Cruises, Ltd.	158	5,083
Sodexo S.A.	204	13,824
Starbucks Corp.	162	10,650
Stars Group, Inc. (The) (a)	1,297	26,524
Tabcorp Holdings, Ltd.	12,221	19,386
Whitbread plc	463	17,338
Wynn Resorts, Ltd.	123	7,403
Yum! Brands, Inc.	224	15,351

		292,942

Household Durables—0.1%
Berkeley Group Holdings plc	159	7,108
Leggett & Platt, Inc.	585	15,608
Lennar Corp. - Class A	566	21,621
Mohawk Industries, Inc. (a)	158	12,046
Newell Brands, Inc.	1,144	15,192
Nikon Corp.	800	7,390
PulteGroup, Inc.	885	19,753
Rinnai Corp.	200	14,177
Sekisui Chemical Co., Ltd.	1,100	14,589
Sharp Corp.	1,400	14,669
Whirlpool Corp.	210	18,018

		160,171

Household Products—0.1%
Church & Dwight Co., Inc.	453	29,074
Clorox Co. (The)	178	30,839
Colgate-Palmolive Co.	414	27,473
Henkel AG & Co. KGaA	591	44,536
Kimberly-Clark Corp.	213	27,236
Lion Corp.	700	15,018
Pigeon Corp.	300	11,514
Procter & Gamble Co. (The)	230	25,300
Unicharm Corp.	400	15,019

		226,009

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	3,683	50,089
Electric Power Development Co., Ltd.	1,900	38,358
Uniper SE	833	20,906

		109,353

Industrial Conglomerates—0.1%
3M Co.	82	11,194
General Electric Co.	1,309	10,394
Jardine Matheson Holdings, Ltd.	300	15,006
Jardine Strategic Holdings, Ltd.	400	8,854

BHFTI-266

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Keppel Corp., Ltd.	7,100	$26,440
NWS Holdings, Ltd.	16,000	16,375
Roper Technologies, Inc.	26	8,107
Smiths Group plc	1,278	19,348
Toshiba Corp.	400	8,806

		124,524

Insurance—0.2%
Admiral Group plc	145	4,001
Aegon NV	5,532	14,033
Aflac, Inc.	367	12,566
Allianz SE	121	20,858
American International Group, Inc.	258	6,256
Aon plc	84	13,863
Arthur J. Gallagher & Co.	34	2,771
Assurant, Inc.	156	16,238
Chubb, Ltd.	124	13,850
Cincinnati Financial Corp.	187	14,109
Dai-ichi Life Holdings, Inc.	400	4,787
Everest Re Group, Ltd.	65	12,507
Fairfax Financial Holdings, Ltd.	18	5,518
Gjensidige Forsikring ASA	520	8,898
Globe Life, Inc.	194	13,962
Hannover Rueck SE	109	15,937
Hartford Financial Services Group, Inc. (The)	341	12,017
Japan Post Holdings Co., Ltd.	1,800	14,102
Lincoln National Corp.	200	5,264
Manulife Financial Corp.	1,399	17,566
Marsh & McLennan Cos., Inc.	100	8,646
Poste Italiane S.p.A.	1,605	13,596
Principal Financial Group, Inc.	264	8,274
Progressive Corp. (The)	129	9,525
Prudential Financial, Inc.	155	8,082
Sampo Oyj - A Shares	263	7,693
SCOR SE	234	5,156
Sompo Holdings, Inc.	200	6,186
Sony Financial Holdings, Inc.	300	5,071
Swiss Life Holding AG	40	13,619
T&D Holdings, Inc.	1,400	11,430
Tokio Marine Holdings, Inc.	500	22,931
Travelers Cos., Inc. (The)	119	11,823
Tryg A/S	480	11,840
Unum Group	352	5,284

		378,259

Interactive Media & Services—0.1%
Alphabet, Inc. - Class A (a)	19	22,077
Alphabet, Inc. - Class C (a)	3	3,488
Auto Trader Group plc	4,318	23,467
Facebook, Inc. - Class A (a)	179	29,857
Kakaku.com, Inc.	1,100	20,187
LINE Corp. (a)	300	14,496
REA Group, Ltd.	383	18,033
TripAdvisor, Inc.	249	4,330
Twitter, Inc. (a)	1,032	25,346

Interactive Media & Services—(Continued)
Z Holdings Corp.	5,800	18,656

		179,937

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (a)	9	17,547
Booking Holdings, Inc. (a)	8	10,763
eBay, Inc.	633	19,028
Expedia Group, Inc.	147	8,272
Mercari, Inc. (a)	900	17,462
Prosus NV (a)	188	13,026
Rakuten, Inc.	1,000	7,587
Zalando SE (a)	130	5,065
ZOZO, Inc.	400	5,367

		104,117

IT Services—0.2%
Accenture plc - Class A	102	16,653
Akamai Technologies, Inc. (a)	107	9,789
Alliance Data Systems Corp.	142	4,778
Amadeus IT Group S.A.	817	38,747
Atos SE	128	8,661
Automatic Data Processing, Inc.	96	13,121
Capgemini SE	346	29,270
CGI, Inc. (a)	414	22,414
Cognizant Technology Solutions Corp. - Class A	236	10,967
Computershare, Ltd.	5,091	30,186
DXC Technology Co.	416	5,429
Fidelity National Information Services, Inc.	128	15,570
Fiserv, Inc. (a)	165	15,673
Global Payments, Inc.	92	13,269
GMO Payment Gateway, Inc.	100	7,017
International Business Machines Corp.	103	11,426
Itochu Techno-Solutions Corp.	400	11,410
MasterCard, Inc. - Class A	94	22,707
NEC Corp.	1,100	40,135
Nomura Research Institute, Ltd.	600	12,678
NTT Data Corp.	2,000	19,236
Obic Co., Ltd.	100	13,064
Paychex, Inc.	233	14,660
PayPal Holdings, Inc. (a)	133	12,733
Shopify, Inc. - Class A (a)	55	23,043
VeriSign, Inc. (a)	79	14,227
Visa, Inc. - A Shares	125	20,140
Western Union Co. (The)	776	14,069
Wirecard AG	206	23,661

		494,733

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	600	29,120
Hasbro, Inc.	140	10,017
Mattel, Inc. (a)	288	2,537
Sankyo Co., Ltd.	1,000	29,146
Shimano, Inc.	100	14,323

		85,143

BHFTI-267

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	250	$17,905
Eurofins Scientific SE	26	12,889
Illumina, Inc. (a)	54	14,748
IQVIA Holdings, Inc. (a)	85	9,168
Lonza Group AG (a)	19	7,905
PerkinElmer, Inc.	95	7,152
Sartorius Stedim Biotech	127	25,504
Waters Corp. (a)	104	18,933

		114,204

Machinery—0.1%
Caterpillar, Inc.	163	18,914
CNH Industrial NV	2,509	14,356
Cummins, Inc.	51	6,901
Daifuku Co., Ltd.	200	12,676
Dover Corp.	246	20,649
Flowserve Corp.	254	6,068
Hitachi Construction Machinery Co., Ltd.	600	12,135
Hoshizaki Corp.	200	15,030
Ingersoll Rand, Inc. (a)	142	3,522
Kawasaki Heavy Industries, Ltd.	400	5,799
Kone Oyj - Class B	580	32,920
Kurita Water Industries, Ltd.	300	6,932
Nabtesco Corp.	400	9,227
Parker-Hannifin Corp.	111	14,400
Pentair plc	240	7,142
Sandvik AB	372	5,283
Snap-on, Inc.	113	12,297
Stanley Black & Decker, Inc.	134	13,400
Sumitomo Heavy Industries, Ltd.	740	13,347
Techtronic Industries Co., Ltd.	2,500	16,105
Volvo AB - B Shares	1,271	15,283
Wartsila Oyj Abp	488	3,586
Xylem, Inc.	298	19,409

		285,381

Marine—0.0%
AP Moller - Maersk A/S - Class A	4	3,319

Media—0.3%
Charter Communications, Inc. - Class A (a)	64	27,924
Comcast Corp. - Class A	666	22,897
CyberAgent, Inc.	800	31,045
Dentsu Group, Inc.	1,000	19,280
Discovery, Inc. - Class A (a)	1,205	23,425
Discovery, Inc. - Class C (a)	236	4,139
DISH Network Corp. - Class A (a)	1,108	22,149
Eutelsat Communications S.A.	1,127	11,801
Fox Corp. - Class A	204	4,820
Fox Corp. - Class B (a)	923	21,118
Hakuhodo DY Holdings, Inc.	1,000	10,087
Informa plc	4,220	23,404
Interpublic Group of Cos., Inc. (The)	2,310	37,399
News Corp. - Class A	507	4,550
News Corp. - Class B	3,370	30,296
Omnicom Group, Inc.	483	26,517

Media—(Continued)
Pearson plc	2,804	19,361
Quebecor, Inc. - Class B	1,127	24,914
Schibsted ASA - B Shares	1,283	22,779
SES S.A.	1,808	10,638
Shaw Communications, Inc. - Class B	2,627	42,617
Singapore Press Holdings, Ltd.	12,500	16,102
Telenet Group Holding NV	995	29,991
ViacomCBS, Inc. - Class B	1,574	22,052

		509,305

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	230	9,182
Anglo American plc	262	4,578
Antofagasta plc	693	6,611
ArcelorMittal S.A.	1,441	13,656
Barrick Gold Corp.	824	15,142
BHP Group plc	1,086	16,797
BHP Group, Ltd.	645	11,726
Boliden AB	1,008	18,377
Evraz plc	2,698	7,699
Freeport-McMoRan, Inc.	2,641	17,827
Hitachi Metals, Ltd.	1,500	15,795
JFE Holdings, Inc.	3,100	20,177
Kinross Gold Corp. (a)	2,078	8,343
Kirkland Lake Gold, Ltd.	241	7,098
Maruichi Steel Tube, Ltd.	200	4,817
Newmont Corp.	843	38,171
Nippon Steel Corp.	700	5,996
Norsk Hydro ASA	8,844	19,215
Nucor Corp.	593	21,360
Sumitomo Metal Mining Co., Ltd.	400	8,204
Wheaton Precious Metals Corp.	1,168	32,144

		302,915

Multi-Utilities—0.4%
AGL Energy, Ltd.	3,392	36,325
Ameren Corp.	596	43,407
Atco, Ltd. - Class I	1,545	42,783
Canadian Utilities, Ltd. - Class A	2,105	50,318
CenterPoint Energy, Inc.	3,923	60,610
Centrica plc	52,279	24,591
CMS Energy Corp.	787	46,236
Consolidated Edison, Inc.	551	42,978
Dominion Energy, Inc.	631	45,552
DTE Energy Co.	711	67,524
E.ON SE	2,865	30,130
Engie S.A.	2,003	20,719
National Grid plc	2,543	29,805
NiSource, Inc.	2,110	52,687
Public Service Enterprise Group, Inc.	1,265	56,811
RWE AG	914	24,467
Sempra Energy	424	47,908
Suez	3,315	33,775
Veolia Environnement S.A.	1,577	33,737
WEC Energy Group, Inc.	427	37,632

		827,995

BHFTI-268

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.1%
Canadian Tire Corp., Ltd. - Class A	293	$17,684
Dollar General Corp.	30	4,530
Dollar Tree, Inc. (a)	182	13,372
Dollarama, Inc.	498	13,815
Harvey Norman Holdings, Ltd.	10,455	18,860
Isetan Mitsukoshi Holdings, Ltd.	2,400	13,991
Kohl’s Corp.	254	3,706
Macy’s, Inc.	1,259	6,182
Marks & Spencer Group plc	9,660	11,861
Marui Group Co., Ltd.	300	5,036
Nordstrom, Inc.	571	8,759
Pan Pacific International Holdings Corp.	1,100	20,889
Ryohin Keikaku Co., Ltd.	500	5,612
Target Corp.	142	13,202
Wesfarmers, Ltd.	745	16,043

		173,542

Oil, Gas & Consumable Fuels—0.7%
Apache Corp.	4,657	19,466
BP plc	13,032	55,440
Cabot Oil & Gas Corp.	1,726	29,670
Caltex Australia, Ltd.	2,043	28,671
Cameco Corp.	3,368	25,679
Canadian Natural Resources, Ltd.	1,208	16,524
Cenovus Energy, Inc.	5,254	10,603
Chevron Corp.	314	22,752
Cimarex Energy Co.	672	11,310
Concho Resources, Inc.	469	20,097
ConocoPhillips	517	15,924
Devon Energy Corp.	3,587	24,786
Diamondback Energy, Inc.	1,536	40,243
Enbridge, Inc.	965	28,100
Eni S.p.A.	4,165	42,110
EOG Resources, Inc.	347	12,464
Equinor ASA	2,747	34,603
Exxon Mobil Corp.	573	21,757
Galp Energia SGPS S.A.	2,573	29,377
Hess Corp.	739	24,609
HollyFrontier Corp.	703	17,230
Idemitsu Kosan Co., Ltd.	1,176	26,960
Imperial Oil, Ltd.	845	9,553
Inpex Corp.	4,300	24,171
Inter Pipeline, Ltd.	3,367	20,145
JXTG Holdings, Inc.	9,100	31,191
Keyera Corp.	695	6,460
Kinder Morgan, Inc.	1,803	25,098
Koninklijke Vopak NV	530	27,636
Lundin Petroleum AB	558	10,685
Marathon Oil Corp.	6,121	20,138
Marathon Petroleum Corp.	550	12,991
Neste Oyj	1,469	49,757
Noble Energy, Inc.	6,875	41,525
Occidental Petroleum Corp.	1,229	14,232
Oil Search, Ltd.	11,521	17,526
OMV AG	1,385	38,281
ONEOK, Inc.	1,896	41,352

Oil, Gas & Consumable Fuels—(Continued)
Origin Energy, Ltd.	5,910	15,832
Parkland Fuel Corp.	825	14,544
Pembina Pipeline Corp.	684	12,831
Phillips 66	339	18,187
Pioneer Natural Resources Co.	229	16,064
Repsol S.A.	3,552	32,413
Royal Dutch Shell plc - B Shares	2,515	42,169
Santos, Ltd.	6,898	14,953
Suncor Energy, Inc.	602	9,608
TC Energy Corp.	586	26,046
Total S.A.	1,507	58,441
Valero Energy Corp.	399	18,099
Washington H Soul Pattinson & Co., Ltd.	2,742	28,514
Williams Cos., Inc. (The)	3,291	46,568
Woodside Petroleum, Ltd.	2,812	31,331

		1,334,716

Paper & Forest Products—0.0%
Mondi plc	424	7,232
OJI Holdings Corp.	500	2,681

		9,913

Personal Products—0.1%
Beiersdorf AG	295	30,017
Coty, Inc. - Class A	3,524	18,184
Estee Lauder Cos., Inc. (The) - Class A	186	29,637
Kao Corp.	200	16,376
Kobayashi Pharmaceutical Co., Ltd.	100	9,270
Kose Corp.	100	12,329
L’Oreal S.A.	140	36,748
Pola Orbis Holdings, Inc.	1,300	24,012
Shiseido Co., Ltd.	200	11,815
Unilever NV	353	17,392
Unilever plc	128	6,462

		212,242

Pharmaceuticals—0.3%
Allergan plc	76	13,460
AstraZeneca plc	351	31,354
Aurora Cannabis, Inc. (a)	17,655	15,807
Bausch Health Cos., Inc. (a)	1,299	20,132
Bayer AG	246	14,440
Bristol-Myers Squibb Co.	353	19,676
Canopy Growth Corp. (a)	985	14,320
Chugai Pharmaceutical Co., Ltd.	200	23,150
Cronos Group, Inc. (a)	1,905	10,816
Daiichi Sankyo Co., Ltd.	400	27,521
Eisai Co., Ltd.	300	22,020
Eli Lilly & Co.	166	23,027
GlaxoSmithKline plc	1,357	25,454
Hisamitsu Pharmaceutical Co., Inc.	400	18,650
Ipsen S.A.	413	21,438
Johnson & Johnson	142	18,620
Kyowa Kirin Co., Ltd.	1,200	26,907
Merck KGaA	150	15,554

BHFTI-269

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Mylan NV (a)	704	$10,497
Nektar Therapeutics (a)	34	607
Nippon Shinyaku Co., Ltd.	300	23,572
Ono Pharmaceutical Co., Ltd.	900	20,717
Orion Oyj - Class B	721	29,576
Otsuka Holdings Co., Ltd.	900	35,234
Perrigo Co. plc	252	12,119
Pfizer, Inc.	475	15,504
Recordati S.p.A.	1,292	54,733
Sanofi	249	21,922
Santen Pharmaceutical Co., Ltd.	1,200	20,669
Sumitomo Dainippon Pharma Co., Ltd.	1,700	22,058
Taisho Pharmaceutical Holdings Co., Ltd.	300	18,444
Takeda Pharmaceutical Co., Ltd.	938	28,705
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	2,884	25,898

		702,601

Professional Services—0.1%
Equifax, Inc.	97	11,587
Nielsen Holdings plc	377	4,728
Robert Half International, Inc.	330	12,457
Seek, Ltd.	620	5,816
SGS S.A.	12	27,836
Thomson Reuters Corp.	421	28,683
Verisk Analytics, Inc.	84	11,708
Wolters Kluwer NV	156	11,091

		113,906

Real Estate Management & Development—0.1%
Aeon Mall Co., Ltd.	1,000	12,613
Aroundtown S.A.	3,617	18,126
Azrieli Group, Ltd.	94	5,436
CBRE Group, Inc. - Class A (a)	281	10,597
Daito Trust Construction Co., Ltd.	100	9,327
Daiwa House Industry Co., Ltd.	600	14,860
Deutsche Wohnen SE	353	13,487
Mitsubishi Estate Co., Ltd.	1,000	14,742
Sumitomo Realty & Development Co., Ltd.	300	7,312
Vonovia SE	239	11,781
Wharf Holdings, Ltd. (The)	3,000	5,300
Wharf Real Estate Investment Co., Ltd.	2,000	8,195

		131,776

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	21,725
Canadian National Railway Co.	88	6,880
Canadian Pacific Railway, Ltd.	158	34,866
CSX Corp.	245	14,038
J.B. Hunt Transport Services, Inc.	132	12,174
Kansas City Southern	141	17,932
Keio Corp.	100	5,921
Kintetsu Group Holdings Co., Ltd.	900	41,722
MTR Corp., Ltd.	2,000	10,298
Nagoya Railroad Co., Ltd.	300	8,426
Nippon Express Co., Ltd.	500	24,485

Road & Rail—(Continued)
Odakyu Electric Railway Co., Ltd.	1,100	24,179
Seibu Holdings, Inc.	1,900	20,923
Union Pacific Corp.	164	23,131

		266,700

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc. (a)	147	6,686
Advantest Corp.	400	16,042
Analog Devices, Inc.	146	13,089
ASM Pacific Technology, Ltd.	3,800	35,455
Broadcom, Inc.	57	13,515
Infineon Technologies AG	1,552	23,247
Microchip Technology, Inc.	200	13,560
Micron Technology, Inc. (a)	139	5,846
NVIDIA Corp.	40	10,544
Qorvo, Inc. (a)	85	6,853
QUALCOMM, Inc.	186	12,583
Renesas Electronics Corp. (a)	3,300	11,848
Rohm Co., Ltd.	100	5,476
Skyworks Solutions, Inc.	105	9,385
STMicroelectronics NV	309	6,725
SUMCO Corp.	500	6,430
Texas Instruments, Inc.	132	13,191
Xilinx, Inc.	160	12,470

		222,945

Software—0.2%
Adobe, Inc. (a)	42	13,366
Autodesk, Inc. (a)	79	12,332
Blackberry, Ltd. (a)	3,332	13,661
Citrix Systems, Inc.	124	17,552
Constellation Software, Inc.	34	30,901
Dassault Systemes SE	307	45,527
Intuit, Inc.	51	11,730
Micro Focus International plc	1,976	9,775
Microsoft Corp.	101	15,929
NortonLifeLock, Inc.	654	12,236
Open Text Corp.	775	27,100
Oracle Corp.	295	14,257
Oracle Corp. Japan	100	8,730
Sage Group plc (The)	3,242	23,745
SAP SE	374	42,955
Synopsys, Inc. (a)	150	19,319
Temenos AG (a)	164	21,505
Trend Micro, Inc.	300	14,818
WiseTech Global, Ltd.	2,217	23,118

		378,556

Specialty Retail—0.2%
ABC-Mart, Inc.	300	15,047
Advance Auto Parts, Inc.	47	4,386
AutoZone, Inc. (a)	19	16,074
Best Buy Co., Inc.	298	16,986
CarMax, Inc. (a)	115	6,190
Dufry AG (a)	354	10,973

BHFTI-270

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Foot Locker, Inc.	331	$7,299
Gap, Inc. (The)	1,003	7,061
Hennes & Mauritz AB - B Shares	830	10,680
Industria de Diseno Textil S.A	1,683	43,694
Kingfisher plc	9,450	17,022
L Brands, Inc.	745	8,612
Nitori Holdings Co., Ltd.	100	13,517
O’Reilly Automotive, Inc. (a)	47	14,149
Ross Stores, Inc.	286	24,873
Shimamura Co., Ltd.	200	12,080
Tiffany & Co.	144	18,648
TJX Cos., Inc. (The)	422	20,176
Tractor Supply Co.	276	23,336
Ulta Beauty, Inc. (a)	70	12,299
USS Co., Ltd.	1,200	16,529
Yamada Denki Co., Ltd.	6,200	24,756

		344,387

Technology Hardware, Storage & Peripherals—0.1%
Canon, Inc.	1,200	26,208
FUJIFILM Holdings Corp.	400	20,078
HP, Inc.	794	13,784
Konica Minolta, Inc.	1,900	7,715
NetApp, Inc.	274	11,423
Ricoh Co., Ltd.	1,100	8,077
Seagate Technology plc	253	12,346
Western Digital Corp.	232	9,656
Xerox Holdings Corp. (a)	190	3,599

		112,886

Textiles, Apparel & Luxury Goods—0.1%
Adidas AG	80	18,404
Capri Holdings, Ltd. (a)	478	5,158
Cie Financiere Richemont S.A.	471	25,813
EssilorLuxottica S.A.	59	6,365
Gildan Activewear, Inc.	1,547	19,721
Hanesbrands, Inc.	1,640	12,907
Hermes International	48	33,152
NIKE, Inc. - Class B	289	23,912
Pandora A/S	1,065	34,681
PVH Corp.	170	6,399
Ralph Lauren Corp.	192	12,831
Swatch Group AG (The) - Bearer Shares	129	25,782
Tapestry, Inc.	612	7,925
Under Armour, Inc. - Class A (a)	995	9,164
Under Armour, Inc. - Class C (a)	217	1,749
VF Corp.	341	18,441
Yue Yuen Industrial Holdings, Ltd.	5,342	8,136

		270,540

Tobacco—0.1%
Altria Group, Inc.	744	28,770
Imperial Brands plc	882	16,349
Security Description	Shares/ Principal Amount*	Value

Tobacco—(Continued)
Japan Tobacco, Inc.	1,200	$22,213
Philip Morris International, Inc.	342	24,952
Swedish Match AB	287	16,417

		108,701

Trading Companies & Distributors—0.0%
Fastenal Co.	194	6,063
Ferguson plc	77	4,815
Marubeni Corp.	3,300	16,453
MonotaRO Co., Ltd.	200	5,314
United Rentals, Inc. (a)	70	7,203
WW Grainger, Inc.	73	18,140

		57,988

Transportation Infrastructure—0.1%
Aena SME S.A.	150	16,370
Aeroports de Paris	108	10,369
Atlantia S.p.A.	929	11,645
Auckland International Airport, Ltd.	4,470	13,174
Fraport AG Frankfurt Airport Services Worldwide	433	17,574
SATS, Ltd.	2,100	4,674
Sydney Airport	7,916	27,697
Transurban Group	4,836	35,577

		137,080

Water Utilities—0.0%
American Water Works Co., Inc.	295	35,270
Severn Trent plc	792	22,338
United Utilities Group plc	2,195	24,511

		82,119

Wireless Telecommunication Services—0.1%
KDDI Corp.	1,600	47,293
NTT DoCoMo, Inc.	1,100	34,579
Rogers Communications, Inc. - Class B	1,323	55,221
Softbank Corp.	1,600	20,366
SoftBank Group Corp.	400	14,007
T-Mobile U.S., Inc. (a)	472	39,601
Tele2 AB - B Shares	2,432	32,682
Vodafone Group plc	16,068	22,445

		266,194

Total Common Stocks (Cost $23,622,697)		19,338,713

Foreign Government—8.9%

Sovereign—8.9%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (d)	3,726,471	4,727,134
French Republic Government Bond OAT 3.400%, 07/25/29 (EUR) (d)	2,603,600	3,931,946

BHFTI-271

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro
1.250%, 09/15/32 (144A) (EUR) (d)	1,037,720	$1,129,668
2.600%, 09/15/23 (144A) (EUR) (d)	1,423,236	1,676,475
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (d)	3,221,568	6,731,160

Total Foreign Government (Cost $19,159,644)		18,196,383

U.S. Treasury & Government Agencies—4.5%

U.S. Treasury—4.5%
U.S. Treasury Inflation Indexed Bonds
3.375%, 04/15/32 (d)	2,615,724	3,698,900
3.875%, 04/15/29 (d)	1,569,030	2,116,881
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (d)	1,117,480	1,103,810
0.250%, 01/15/25 (d)	1,089,020	1,098,910
0.375%, 07/15/25 (d)	1,087,690	1,109,819

Total U.S. Treasury & Government Agencies (Cost $8,811,582)		9,128,320

Preferred Stocks—0.0%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	211	9,231

Health Care Equipment & Supplies—0.0%
Sartorius AG	33	8,066

Total Preferred Stocks (Cost $20,685)		17,297

Rights—0.0%

Pharmaceuticals—0.0%
Bristol-Myers Squibb Co. (a) (Cost $224)	105	399

Short-Term Investments—53.9%

Mutual Funds—4.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.220% (e)	7,464,670	7,464,670
UBS Select Treasury Institutional Fund, Institutional Class, 0.230% (e)	1,730,954	1,730,954

		9,195,624

Repurchase Agreement—38.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $78,475,776; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $80,047,213.	78,475,776	78,475,776

U.S. Treasury—11.2%
U.S. Treasury Bills
1.525%, 07/09/20 (f) (g)	9,000,000	8,997,581
1.533%, 06/18/20 (f)	14,000,000	13,996,542

		22,994,123

Total Short-Term Investments (Cost $110,587,143)		110,665,523

Total Investments—91.6% (Cost $193,245,332)		188,012,809
Other assets and liabilities (net)—8.4%		17,329,303

Net Assets—100.0%		$205,342,112

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent less than 0.05% of net assets.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $8,495,381.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $2,806,143, which is 1.4% of net assets.

BHFTI-272

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	6,100,000	BNP	05/28/20	USD	6,603,950	$138,291
GBP	5,100,000	SSBT	05/28/20	USD	6,007,296	334,216

Contracts to Deliver
AUD	1,100,000	SSBT	04/29/20	USD	663,792	(12,919)
AUD	26,221	SSBT	04/29/20	USD	16,130	(2)
AUD	5,886	SSBT	04/29/20	USD	3,589	(32)
CAD	2,300,000	SSBT	04/29/20	USD	1,631,564	(3,343)
CHF	400,000	BNY	04/29/20	USD	413,391	(2,761)
EUR	2,400,000	BNY	04/29/20	USD	2,638,130	(11,545)
EUR	16,285,000	BBP	05/28/20	USD	17,449,949	(549,624)
GBP	600,000	SSBT	04/29/20	USD	721,188	(24,503)
GBP	10,500,000	BBP	05/28/20	USD	12,314,426	(741,627)
HKD	3,700,000	SSBT	04/29/20	USD	477,001	(195)
JPY	416,600,000	SSBT	04/30/20	USD	3,793,614	(85,756)

Net Unrealized Depreciation						$(959,800)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
10-Year USD Market Agreed Coupon Swap Futures	06/15/20	105	USD	11,049,609	$(131,499)
5-Year USD Market Agreed Coupon Swap Futures	06/15/20	447	USD	46,428,633	71,326
Amsterdam AEX Index Futures	04/17/20	8	EUR	772,288	108,321
Australian 10 Year Treasury Bond Futures	06/15/20	273	AUD	41,116,740	(35,547)
Bloomberg Commodity Index Futures	06/17/20	354	USD	2,194,800	(78,977)
Brent Crude Oil Futures	05/29/20	17	USD	504,220	(63,694)
Canada Government Bond 10 Year Futures	06/19/20	227	CAD	33,400,780	730,568
Cattle Feeder Futures	05/21/20	6	USD	368,700	21,122
Cocoa Futures	07/16/20	18	USD	406,620	(91,392)
Coffee “C” Futures	07/21/20	5	USD	225,656	30,794
Copper Futures	05/27/20	7	USD	389,900	(65,128)
Corn Futures	12/14/21	11	USD	207,625	(18,322)
Corn Futures	07/14/20	4	USD	69,200	(512)
Cotton No. 2 Futures	07/09/20	11	USD	279,950	(28,740)
DAX Index Futures	06/19/20	3	EUR	743,063	107,404
Euro-BTP Futures	06/08/20	64	EUR	9,050,240	(300,883)
Euro-Bobl Futures	06/08/20	113	EUR	15,278,730	(83,570)
Euro-Bund Futures	06/08/20	46	EUR	7,935,460	(90,863)
Euro-Buxl 30 Year Bond Futures	06/08/20	17	EUR	3,568,300	(129,647)
FTSE 100 Index Futures	06/19/20	19	GBP	1,070,745	117,108
Gold 100 oz. Futures	06/26/20	7	USD	1,117,620	75,432
Goldman Sachs Commodity Index Futures	04/16/20	26	USD	1,650,025	(353,703)
Hang Seng Index Futures	04/28/20	8	HKD	9,488,000	24,226
IBEX 35 Index Futures	04/17/20	9	EUR	608,724	37,141
Japanese Government 10 Year Bond Futures	06/15/20	5	JPY	762,850,000	(9,394)
Japanese Government 10 Year Bond Mini Futures	06/12/20	543	JPY	8,288,895,000	(967,799)
LME Nickel Futures	06/15/20	12	USD	826,524	(86,503)
LME Primary Aluminums	06/17/20	40	USD	1,522,500	(207,722)
LME Zinc Futures	06/15/20	26	USD	1,238,088	(179,707)
Lean Hogs Futures	06/12/20	4	USD	96,520	(18,261)
Live Cattle Futures	06/30/20	18	USD	662,940	(193,416)
Low Sulphur Gas Oil Futures	06/11/20	9	USD	271,575	(15,929)
MSCI Emerging Markets Index Mini Futures	06/19/20	342	USD	14,413,590	648,855

BHFTI-273

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Natural Gas Futures	05/27/20	33	USD	579,480	$748
New York Harbor ULSD Futures	05/29/20	6	USD	256,435	(4,132)
OMX Stockholm 30 Index Futures	04/17/20	44	SEK	6,512,000	49,660
RBOB Gasoline Futures	05/29/20	8	USD	221,424	(5,426)
Russell 2000 Index E-Mini Futures	06/19/20	207	USD	11,877,660	1,158,796
S&P 500 Index E-Mini Futures	06/19/20	95	USD	12,206,075	791,305
S&P TSX 60 Index Futures	06/18/20	13	CAD	2,116,920	147,601
SPI 200 Index Futures	06/18/20	16	AUD	2,043,600	80,331
Silver Futures	05/27/20	8	USD	566,240	(143,752)
Soybean Futures	07/14/20	5	USD	222,375	109
Soybean Meal Futures	05/14/20	2	USD	64,300	3,854
Soybean Meal Futures	07/14/20	5	USD	159,450	96
Soybean Oil Futures	07/14/20	23	USD	377,568	12,763
Sugar No. 11 Futures	06/30/20	22	USD	258,720	412
TOPIX Index Futures	06/11/20	8	JPY	112,240,000	101,202
U.S. Treasury Long Bond Futures	06/19/20	85	USD	15,220,313	722,881
U.S. Treasury Note 10 Year Futures	06/19/20	116	USD	16,087,750	273,865
U.S. Treasury Note 2 Year Futures	06/30/20	202	USD	44,517,328	(9,166)
United Kingdom Long Gilt Bond Futures	06/26/20	129	GBP	17,568,510	222,552
Wheat Futures	07/14/20	11	USD	309,375	6,882

Futures Contracts—Short
LME Nickel Futures	06/15/20	(8)	USD	(551,016)	27,363
LME Primary Aluminums	06/17/20	(27)	USD	(1,027,688)	110,494
LME Zinc Futures	06/15/20	(17)	USD	(809,519)	35,006

Net Unrealized Appreciation					$2,404,533

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	1.000%	Semi-Annually	06/17/22	USD	32,125,000	$419,321	$(236,579)	$655,900
Pay	3M LIBOR	Quarterly	1.500%	Semi-Annually	09/16/22	USD	75,474,000	1,766,092	1,449,197	316,895

Totals								$2,185,413	$1,212,618	$972,795

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York Mellon
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-274

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Fund*	$30,666,174	$—	$—	$30,666,174
Common Stocks
Aerospace & Defense	149,899	62,331	—	212,230
Air Freight & Logistics	47,317	20,226	—	67,543
Airlines	46,260	31,745	—	78,005
Auto Components	38,149	32,450	—	70,599
Automobiles	24,925	61,191	—	86,116
Banks	216,028	361,952	—	577,980
Beverages	187,384	276,162	—	463,546
Biotechnology	100,386	77,379	—	177,765
Building Products	51,320	37,499	—	88,819
Capital Markets	160,462	76,046	—	236,508
Chemicals	370,614	468,311	—	838,925
Commercial Services & Supplies	48,535	34,290	—	82,825
Communications Equipment	57,751	74,048	—	131,799
Construction & Engineering	33,545	17,046	—	50,591
Construction Materials	49,186	54,994	—	104,180
Consumer Finance	13,047	5,154	—	18,201
Containers & Packaging	193,748	12,555	—	206,303
Distributors	22,656	24,930	—	47,586
Diversified Consumer Services	13,728	12,734	—	26,462
Diversified Financial Services	23,059	80,780	—	103,839
Diversified Telecommunication Services	248,112	654,741	—	902,853
Electric Utilities	865,163	733,572	—	1,598,735
Electrical Equipment	45,702	46,640	—	92,342
Electronic Equipment, Instruments & Components	66,715	180,131	—	246,846
Energy Equipment & Services	130,095	23,955	—	154,050
Entertainment	167,235	130,203	—	297,438
Equity Real Estate Investment Trusts	255,657	201,289	—	456,946
Food & Staples Retailing	435,549	287,772	—	723,321
Food Products	437,707	434,522	—	872,229
Gas Utilities	54,354	291,197	—	345,551
Health Care Equipment & Supplies	201,924	228,688	—	430,612
Health Care Providers & Services	202,475	173,961	1,859	378,295
Health Care Technology	29,798	14,776	—	44,574
Hotels, Restaurants & Leisure	180,789	106,289	5,864	292,942
Household Durables	102,238	57,933	—	160,171
Household Products	139,922	86,087	—	226,009
Independent Power and Renewable Electricity Producers	50,089	59,264	—	109,353
Industrial Conglomerates	29,695	94,829	—	124,524
Insurance	198,121	180,138	—	378,259
Interactive Media & Services	85,098	94,839	—	179,937

BHFTI-275

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$55,610	$48,507	$—	$104,117
IT Services	260,668	234,065	—	494,733
Leisure Products	12,554	72,589	—	85,143
Life Sciences Tools & Services	67,906	46,298	—	114,204
Machinery	122,702	162,679	—	285,381
Marine	—	3,319	—	3,319
Media	314,817	194,488	—	509,305
Metals & Mining	149,267	153,648	—	302,915
Multi-Utilities	594,446	233,549	—	827,995
Multiline Retail	81,250	92,292	—	173,542
Oil, Gas & Consumable Fuels	694,655	640,061	—	1,334,716
Paper & Forest Products	—	9,913	—	9,913
Personal Products	47,821	164,421	—	212,242
Pharmaceuticals	200,483	502,118	—	702,601
Professional Services	69,163	44,743	—	113,906
Real Estate Management & Development	10,597	121,179	—	131,776
Road & Rail	109,021	157,679	—	266,700
Semiconductors & Semiconductor Equipment	117,722	105,223	—	222,945
Software	188,383	190,173	—	378,556
Specialty Retail	180,089	164,298	—	344,387
Technology Hardware, Storage & Peripherals	50,808	62,078	—	112,886
Textiles, Apparel & Luxury Goods	118,207	152,333	—	270,540
Tobacco	53,722	54,979	—	108,701
Trading Companies & Distributors	31,406	26,582	—	57,988
Transportation Infrastructure	—	137,080	—	137,080
Water Utilities	35,270	46,849	—	82,119
Wireless Telecommunication Services	94,822	171,372	—	266,194
Total Common Stocks	9,435,826	9,895,164	7,723	19,338,713
Total Foreign Government*	—	18,196,383	—	18,196,383
Total U.S. Treasury & Government Agencies*	—	9,128,320	—	9,128,320
Total Preferred Stocks*	—	17,297	—	17,297
Total Rights*	399	—	—	399
Short-Term Investments
Mutual Funds	9,195,624	—	—	9,195,624
Repurchase Agreement	—	78,475,776	—	78,475,776
U.S. Treasury	—	22,994,123	—	22,994,123
Total Short-Term Investments	9,195,624	101,469,899	—	110,665,523
Total Investments	$49,298,023	$138,707,063	$7,723	$188,012,809

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$472,507	$—	$472,507
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,432,307)	—	(1,432,307)
Total Forward Contracts	$—	$(959,800)	$—	$(959,800)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,718,217	$—	$—	$5,718,217
Futures Contracts (Unrealized Depreciation)	(3,313,684)	—	—	(3,313,684)
Total Futures Contracts	$2,404,533	$—	$—	$2,404,533
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$972,795	$—	$972,795

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $63,257 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-276

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies — 124.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—19.5%
Fannie Mae ARM Pool
3.253%, 12M MTA + 1.200%, 07/01/44 (b)	8,488	$8,328
3.253%, 12M MTA + 1.200%, 09/01/44 (b)	13,211	12,962
4.349%, 1Y H15 + 2.360%, 11/01/34 (b)	278,911	283,254
Fannie Mae REMICS (CMO)
1.097%, 1M LIBOR + 0.150%, 08/25/34 (b)	27,744	27,468
1.297%, 1M LIBOR + 0.350%, 07/25/37 (b)	4,796	4,756
1.327%, 1M LIBOR + 0.380%, 07/25/37 (b)	51,860	51,302
1.347%, 1M LIBOR + 0.400%, 03/25/49 (b)	10,029,154	9,894,769
1.687%, 1M LIBOR + 0.060%, 12/25/36 (b)	25,956	25,696
1.687%, 1M LIBOR + 0.060%, 07/25/37 (b)	215,037	211,311
3.958%, 05/25/35 (b)	142,114	148,412
Fannie Mae Whole Loan (CMO) 1.297%, 1M LIBOR + 0.350%, 05/25/42 (b)	33,769	33,528
Freddie Mac ARM Non-Gold Pool 3.935%, 1Y H15 + 2.225%, 01/01/34 (b)	37,806	38,277
Freddie Mac REMICS (CMO) 2.005%, 1M LIBOR + 0.350%, 07/15/44 (b)	2,895,467	2,879,233
Freddie Mac Strips (CMO) 1.155%, 1M LIBOR + 0.450%, 09/15/42 (b)	4,220,929	4,261,521
Freddie Mac Structured Pass-Through Securities (CMO)
1.077%, 1M LIBOR + 0.130%, 08/25/31 (b)	27,502	27,396
3.166%, 12M MTA + 1.200%, 10/25/44 (b)	1,516,503	1,491,990
3.189%, 12M MTA + 1.200%, 02/25/45 (b)	451,244	441,370
Government National Mortgage Association (CMO)
1.173%, 1M LIBOR + 0.400%, 02/20/49 (b)	9,756,242	9,652,272
2.266%, 12M LIBOR + 0.150%, 08/20/68 (b)	4,306,147	4,144,853
2.492%, 1M LIBOR + 0.830%, 08/20/66 (b)	251,778	249,265
3.629%, 12M LIBOR + 0.750%, 04/20/67 (b)	3,066,517	3,056,909
Uniform Mortgage-Backed Securities
2.500%, TBA (a)	49,300,000	50,958,259
3.000%, TBA (a)	89,800,000	94,023,628
3.500%, TBA (a)	88,420,000	93,516,258
4.000%, TBA (a)	139,100,000	148,500,708

		423,943,725

U.S. Treasury—105.2%
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (c)	9,648,426	10,589,602
0.750%, 02/15/42 (c)	33,355,214	37,365,551
0.750%, 02/15/45 (c) (d)	17,263,031	19,740,385
0.875%, 02/15/47 (c)	41,178,711	49,025,907
1.000%, 02/15/46 (c) (e)	70,284,622	85,422,310
1.375%, 02/15/44 (c) (e)	84,201,426	108,058,666
1.750%, 01/15/28 (c) (e) (f)	118,573,165	134,951,992
2.000%, 01/15/26 (c)	43,065,294	47,920,240
2.125%, 02/15/40 (c)	41,446,435	57,967,772
2.125%, 02/15/41 (c)	15,936,311	22,195,792
2.375%, 01/15/25 (c) (e)	183,879,115	203,946,363
2.375%, 01/15/27 (c)	25,632,162	29,725,445
2.500%, 01/15/29 (c) (e)	72,364,456	88,863,266
3.375%, 04/15/32 (c) (d)	2,816,263	3,982,482
3.625%, 04/15/28 (c)	30,571,741	39,371,514
3.875%, 04/15/29 (c)	31,882,690	43,015,029

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/21 (c) (e)	148,596,370	$145,578,363
0.125%, 01/15/22 (c)	48,229,142	47,534,286
0.125%, 04/15/22 (c) (e) (g)	43,463,265	42,846,564
0.125%, 07/15/22 (c) (f) (g)	34,095,917	33,774,173
0.125%, 01/15/23 (c) (e)	93,917,541	92,768,689
0.125%, 07/15/26 (c) (e)	103,268,809	104,255,058
0.125%, 01/15/30 (c) (d)	8,020,400	8,273,317
0.250%, 07/15/29 (c) (e)	127,932,184	132,965,652
0.375%, 07/15/23 (c) (e)	74,654,906	75,105,629
0.375%, 07/15/25 (c)	60,824,712	62,062,165
0.375%, 01/15/27 (c) (d)	71,319,030	73,048,107
0.375%, 07/15/27 (c)	54,072,196	55,664,769
0.500%, 01/15/28 (c) (e)	77,787,906	81,110,872
0.625%, 07/15/21 (c) (d) (f) (g)	13,602,814	13,474,476
0.625%, 04/15/23 (c)	54,507,716	54,923,923
0.625%, 01/15/24 (c) (d) (f)	4,367,712	4,440,071
0.625%, 01/15/26 (c) (e)	210,596,911	217,609,887
0.750%, 07/15/28 (c)	45,840,344	49,080,003
0.875%, 01/15/29 (c) (d)	2,364,842	2,571,797
U.S. Treasury Notes 1.750%, 12/31/24	2,260,000	2,406,635

		2,281,636,752

Total U.S. Treasury & Government Agencies (Cost $2,636,016,737)		2,705,580,477

Corporate Bonds & Notes—8.4%

Agriculture—0.2%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,400,000	3,393,497
Japan Tobacco, Inc. 2.000%, 04/13/21	1,800,000	1,796,052

		5,189,549

Airlines—0.0%
Delta Air Lines, Inc. 2.600%, 12/04/20	400,000	381,880

Auto Manufacturers—0.3%
FCE Bank plc 1.875%, 06/24/21 (EUR)	700,000	710,267
Ford Motor Credit Co. LLC
3.157%, 08/04/20	1,200,000	1,170,180
3.200%, 01/15/21	1,200,000	1,159,500
3.550%, 10/07/22	2,100,000	1,958,250
General Motors Co. 2.542%, 3M LIBOR + 0.800%, 08/07/20 (b)	170,000	167,078
Nissan Motor Acceptance Corp.
1.900%, 09/14/21 (144A)	100,000	94,476
2.650%, 07/13/22 (144A)	100,000	96,569

		5,356,320

Banks—4.4%
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (b)	200,000	186,390

BHFTI-277

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Santander S.A. 6.250%, 5Y EUR Swap + 5.640%, 09/11/21 (EUR) (b)	100,000	$98,832
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (b)	1,570,000	1,590,944
BBVA Bancomer S.A. 6.500%, 03/10/21	1,153,000	1,155,075
Cooperative Rabobank UA
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	1,600,000	1,685,230
6.625%, 06/29/21 (EUR)	1,600,000	1,680,819
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,710,141
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	11,129,597
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,454,004
JPMorgan Chase & Co. 5.240%, 3M LIBOR + 3.470%, 04/30/20 (b)	440,000	397,100
Lloyds Banking Group plc
1.995%, 3M LIBOR + 0.800%, 06/21/21 (b)	3,400,000	3,318,637
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	900,000	908,605
Mitsubishi UFJ Financial Group, Inc. 3.460%, 3M LIBOR + 1.880%, 03/01/21 (b)	918,000	913,089
Nykredit Realkredit A/S
1.000%, 10/01/50 (DKK)	202,243,017	28,695,449
2.000%, 04/01/20 (DKK)	64,400,000	9,513,820
2.500%, 10/01/47 (DKK)	15,146	2,331
Royal Bank of Scotland Group plc
2.766%, 3M LIBOR + 1.550%, 06/25/24 (b)	2,600,000	2,354,880
4.519%, 06/25/24	1,700,000	1,711,664
7.500%, 5Y USD Swap + 5.800%, 08/10/20 (b)	900,000	825,192
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	1,040,000	1,014,000
State Bank of India 2.850%, 3M LIBOR + 0.950%, 04/06/20 (b)	5,500,000	5,499,175
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	10,700,000	11,420,004

		94,264,978

Beverages—0.0%
Keurig Dr Pepper, Inc. 3.551%, 05/25/21	300,000	303,479

Chemicals—0.1%
Ecolab, Inc. 4.350%, 12/08/21	1,300,000	1,338,602
Syngenta Finance NV
3.933%, 04/23/21 (144A)	900,000	848,096
4.441%, 04/24/23 (144A)	400,000	376,787

		2,563,485

Commercial Services—0.0%
Central Nippon Expressway Co., Ltd. 2.241%, 02/16/21	200,000	201,356
RELX Capital, Inc. 3.500%, 03/16/23	300,000	312,337

		513,693

Distribution/Wholesale—0.0%
Toyota Tsusho Corp. 3.625%, 09/13/23	200,000	195,849

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/20	400,000	388,023
Air Lease Corp.
2.500%, 03/01/21	500,000	459,868
3.375%, 06/01/21	200,000	179,928
Ally Financial, Inc. 4.250%, 04/15/21	100,000	97,658
Avolon Holdings Funding, Ltd. 5.500%, 01/15/23 (144A)	300,000	269,153
GE Capital International Funding Co. 2.342%, 11/15/20	3,200,000	3,181,888
International Lease Finance Corp. 8.250%, 12/15/20	900,000	894,557
Jyske Realkredit A/S
1.000%, 10/01/50 (DKK)	108,115,526	15,397,369
2.500%, 10/01/47 (DKK)	12,012	1,841
Mitsubishi UFJ Lease & Finance Co., Ltd. 3.960%, 09/19/23 (144A)	400,000	399,667
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/50 (DKK)	70,163,307	9,965,136
2.500%, 10/01/47 (DKK)	2,684	411
Park Aerospace Holdings, Ltd.
3.625%, 03/15/21 (144A)	100,000	94,764
5.250%, 08/15/22 (144A)	200,000	180,677
Realkredit Danmark A/S 2.500%, 07/01/47 (DKK)	24,060	3,682
Springleaf Finance Corp.
7.750%, 10/01/21	1,100,000	1,100,000
8.250%, 12/15/20	100,000	100,000

		32,714,622

Electric—0.2%
Enel Finance International NV 2.875%, 05/25/22 (144A)	500,000	483,622
Eversource Energy 2.900%, 10/01/24	100,000	102,573
Sempra Energy
1.191%, 3M LIBOR + 0.450%, 03/15/21 (b)	1,700,000	1,675,331
2.900%, 02/01/23	500,000	496,781
4.050%, 12/01/23	400,000	409,949

		3,168,256

Food—0.2%
Conagra Brands, Inc. 3.800%, 10/22/21	3,200,000	3,224,934
Kraft Heinz Foods Co. 3.375%, 06/15/21	100,000	100,184

		3,325,118

BHFTI-278

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.0%
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	200,000	$202,304

Healthcare-Products—0.1%
Zimmer Biomet Holdings, Inc. 1.802%, 3M LIBOR + 0.750%, 03/19/21 (b)	1,900,000	1,877,098

Home Builders—0.0%
DR Horton, Inc. 5.750%, 08/15/23	900,000	928,938

Insurance—0.0%
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	300,000	299,057
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	100,000	107,513

		406,570

Internet—0.0%
eBay, Inc. 2.600%, 07/15/22	100,000	100,255

Machinery-Construction & Mining—0.0%
Komatsu Finance America, Inc. 2.437%, 09/11/22	200,000	200,219

Media—0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	200,000	206,581

Miscellaneous Manufacturing—0.3%
General Electric Co. 5.550%, 05/04/20	1,100,000	1,102,818
Textron, Inc. 2.284%, 3M LIBOR + 0.550%, 11/10/20 (b)	4,620,000	4,620,221

		5,723,039

Oil & Gas—0.3%
Petrobras Global Finance B.V.
5.093%, 01/15/30 (144A)	4,897,000	4,468,513
6.125%, 01/17/22	268,000	267,330
6.250%, 12/14/26 (GBP)	400,000	464,883
YPF S.A. 35.421%, BADLAR + 6.000%, 03/04/21 (ARS) (b)	22,740,000	272,645

		5,473,371

Pharmaceuticals—0.0%
AbbVie, Inc. 2.300%, 05/14/21	500,000	498,483
CVS Health Corp. 3.350%, 03/09/21	54,000	54,373
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	100,000	102,023

		654,879

Pipelines—0.1%
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	2,800,000	2,754,675

Real Estate—0.0%
Akelius Residential Property AB 3.375%, 09/23/20 (EUR)	100,000	111,643

Retail—0.3%
McDonald’s Corp. 2.225%, 3M LIBOR + 0.430%, 10/28/21 (b)	6,900,000	6,789,477

Semiconductors—0.0%
NXP B.V. / NXP Funding LLC
3.875%, 09/01/22 (144A)	200,000	200,723
4.125%, 06/01/21 (144A)	400,000	403,541
4.625%, 06/01/23 (144A)	200,000	205,838

		810,102

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	295,860

Telecommunications—0.3%
AT&T, Inc.
2.330%, 3M LIBOR + 0.750%, 06/01/21 (b)	3,600,000	3,495,803
5.150%, 02/15/50	1,900,000	2,270,460
5.300%, 08/15/58	700,000	824,738
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	37,500	37,313

		6,628,314

Trucking & Leasing—0.1%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	1,800,000	1,784,186
NTT Finance Corp. 1.900%, 07/21/21	200,000	198,429
SMBC Aviation Capital Finance DAC 3.000%, 07/15/22 (144A)	200,000	201,445

		2,184,060

Total Corporate Bonds & Notes (Cost $183,466,150)		183,324,614

Asset-Backed Securities—6.6%

Asset-Backed - Home Equity—1.3%
ACE Securities Corp. Home Equity Loan Trust
1.147%, 1M LIBOR + 0.200%, 03/25/37 (b)	566,708	289,171
1.997%, 1M LIBOR + 1.050%, 12/25/33 (b)	1,652,715	1,505,393
Asset Backed Securities Corp. Home Equity Loan Trust 1.772%, 1M LIBOR + 0.825%, 04/25/34 (b)	1,706,533	1,493,170
Bear Stearns Asset-Backed Securities Trust 1.447%, 1M LIBOR + 0.500%, 12/25/35 (b)	144,061	139,056

BHFTI-279

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Citigroup Mortgage Loan Trust, Inc.
1.092%, 1M LIBOR + 0.145%, 09/25/36 (144A) (b)	1,840,737	$1,638,026
1.407%, 1M LIBOR + 0.460%, 10/25/35 (b)	3,700,000	2,854,964
First NLC Trust 1.017%, 1M LIBOR + 0.070%, 08/25/37 (144A) (b)	1,033,264	514,642
GSAA Home Equity Trust 6.220%, 03/25/46 (h)	475,734	325,238
Home Equity Asset Trust
1.397%, 1M LIBOR + 0.450%, 02/25/36 (b)	2,400,000	2,069,203
1.742%, 1M LIBOR + 0.795%, 07/25/34 (b)	207,786	193,297
1.802%, 1M LIBOR + 0.855%, 08/25/34 (b)	551,370	516,116
HSI Asset Securitization Corp. Trust 0.997%, 1M LIBOR + 0.050%, 10/25/36 (b)	5,075	2,287
Master Asset-Backed Securities Trust 1.447%, 1M LIBOR + 0.500%, 10/25/35 (b)	136,738	112,531
Morgan Stanley ABS Capital, Inc. Trust
1.607%, 1M LIBOR + 0.660%, 01/25/35 (b)	736,006	637,415
1.622%, 1M LIBOR + 0.675%, 09/25/35 (b)	1,300,000	1,039,406
New Century Home Equity Loan Trust 1.712%, 1M LIBOR + 0.765%, 02/25/35 (b)	514,986	449,742
Nomura Home Equity Loan, Inc 1.237%, 1M LIBOR + 0.290%, 03/25/36 (b)	3,000,000	2,730,247
NovaStar Mortgage Funding Trust 1.652%, 1M LIBOR + 0.705%, 01/25/36 (b)	2,000,000	1,856,412
RASC Trust 1.177%, 1M LIBOR + 0.230%, 06/25/36 (b)	6,987,317	6,360,092
Soundview Home Loan Trust
1.007%, 1M LIBOR + 0.060%, 11/25/36 (144A) (b)	46,730	15,866
1.127%, 1M LIBOR + 0.180%, 07/25/37 (b)	472,284	399,345
1.147%, 1M LIBOR + 0.200%, 06/25/37 (b)	2,651,605	1,944,617

		27,086,236

Asset-Backed - Other—4.9%
Adagio CLO
0.660%, 3M EURIBOR + 0.660%, 10/15/29 (144A) (EUR) (b)	292,563	312,600
1.100%, 10/15/29 (144A) (EUR)	243,801	261,129
Argent Securities Trust 1.107%, 1M LIBOR + 0.160%, 05/25/36 (b)	259,499	83,583
Atrium XII 2.632%, 3M LIBOR + 0.830%, 04/22/27 (144A) (b)	2,500,000	2,404,328
Avery Point CLO, Ltd. 2.894%, 3M LIBOR + 1.100%, 04/25/26 (144A) (b)	2,643,976	2,612,754
Babson Euro CLO B.V. 0.434%, 3M EURIBOR + 0.820%, 10/25/29 (144A) (EUR) (b)	699,465	746,637
Benefit Street Partners CLO, Ltd. 2.599%, 3M LIBOR + 0.780%, 07/18/27 (144A) (b)	1,063,488	1,029,867
Black Diamond CLO, Ltd.
0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (b)	2,102,348	2,240,717
2.958%, 3M LIBOR + 1.050%, 10/03/29 (144A) (b)	1,358,588	1,313,431
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 3M EURIBOR + 0.730%, 09/21/29 (144A) (EUR) (b)	293,075	312,327

Asset-Backed - Other—(Continued)
Catamaran CLO, Ltd. 2.644%, 3M LIBOR + 0.850%, 01/27/28 (144A) (b)	4,012,651	3,771,378
CIT Mortgage Loan Trust
2.297%, 1M LIBOR + 1.350%, 10/25/37 (144A) (b)	3,319,469	3,184,454
2.447%, 1M LIBOR + 1.500%, 10/25/37 (144A) (b)	4,400,000	3,648,825
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	740,294	728,409
Countrywide Asset-Backed Certificates 1.137%, 1M LIBOR + 0.190%, 11/25/37 (b)	5,689,654	4,928,738
Credit-Based Asset Servicing and Securitization LLC
1.067%, 1M LIBOR + 0.120%, 07/25/37 (144A) (b)	93,386	53,623
1.167%, 1M LIBOR + 0.220%, 07/25/37 (144A) (b)	1,861,174	1,086,745
CSAB Mortgage-Backed Trust 5.720%, 09/25/36 (h)	500,735	231,014
CVP Cascade CLO-1, Ltd. 2.993%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	248,315	245,654
CWABS Asset-Backed Certificates Trust
1.477%, 1M LIBOR + 0.530%, 02/25/36 (b)	4,900,000	4,696,076
1.687%, 1M LIBOR + 0.740%, 08/25/47 (b)	42,424	37,323
Ellington Loan Acquisition Trust 2.047%, 1M LIBOR + 1.100%, 05/25/37 (144A) (b)	1,771,028	1,584,217
First Franklin Mortgage Loan Trust
1.067%, 1M LIBOR + 0.120%, 12/25/36 (b)	12,575,578	9,181,266
1.257%, 1M LIBOR + 0.310%, 07/25/36 (b)	3,300,000	2,812,659
GSAMP Trust 1.682%, 1M LIBOR + 0.735%, 09/25/35 (b)	211,978	198,897
Halcyon Loan Advisors Funding, Ltd. 2.747%, 3M LIBOR + 0.920%, 04/20/27 (144A) (b)	1,383,153	1,353,917
HSI Asset Securitization Corp. Trust 1.107%, 1M LIBOR + 0.160%, 05/25/37 (b)	326,205	311,508
Jamestown CLO, Ltd.
2.521%, 3M LIBOR + 0.690%, 07/15/26 (144A) (b)	1,138,767	1,124,562
3.056%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	3,679,228	3,609,360
JPMorgan Mortgage Acquisition Trust 1.157%, 1M LIBOR + 0.210%, 10/25/36 (b)	171,198	155,708
Jubilee CLO B.V. 0.447%, 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (b)	1,300,000	1,375,828
KVK CLO, Ltd. 2.738%, 3M LIBOR + 0.900%, 01/14/28 (144A) (b)	2,390,000	2,320,387
Legacy Mortgage Asset Trust 3.750%, 04/25/59 (144A) (h)	538,132	525,636
LoanCore Issuer, Ltd. 1.835%, 1M LIBOR + 1.130%, 05/15/36 (144A) (b)	3,500,000	3,289,766
Long Beach Mortgage Loan Trust
1.067%, 1M LIBOR + 0.120%, 08/25/36 (b)	1,087,594	484,095
1.682%, 1M LIBOR + 0.735%, 08/25/35 (b)	417,013	403,220
Man GLG Euro CLO II DAC 0.870%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (b)	1,000,000	1,044,845
Marlette Funding Trust 2.690%, 09/17/29 (144A)	617,738	597,777
Morgan Stanley ABS Capital, Inc. Trust 1.922%, 1M LIBOR + 0.975%, 07/25/34 (b)	66,347	59,709
Morgan Stanley IXIS Real Estate Capital Trust 0.997%, 1M LIBOR + 0.050%, 11/25/36 (b)	613	246

BHFTI-280

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OCP CLO, Ltd.
2.614%, 3M LIBOR + 0.820%, 10/26/27 (144A) (b)	205,491	$199,694
2.631%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	1,953,075	1,883,168
2.686%, 3M LIBOR + 0.850%, 04/17/27 (144A) (b)	942,610	926,238
Palmer Square Loan Funding, Ltd. 2.701%, 3M LIBOR + 0.900%, 10/24/27 (144A) (b)	475,798	457,475
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.437%, 1M LIBOR + 0.490%, 09/25/35 (b)	200,000	179,222
1.637%, 1M LIBOR + 0.690%, 05/25/35 (b)	203,568	198,376
1.997%, 1M LIBOR + 1.050%, 10/25/34 (b)	4,000,000	3,567,653
Penta CLO B.V. 0.790%, 3M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (b)	1,118,010	1,197,853
RAAC Trust 1.287%, 1M LIBOR + 0.340%, 08/25/36 (b)	496,618	476,424
Saxon Asset Securities Trust 1.257%, 1M LIBOR + 0.310%, 09/25/37 (b)	1,024,435	906,830
Securitized Asset-Backed Receivables LLC Trust
1.097%, 1M LIBOR + 0.150%, 07/25/36 (b)	345,339	165,951
1.107%, 1M LIBOR + 0.160%, 07/25/36 (b)	3,772,044	1,597,778
Small Business Administration Participation Certificates 5.510%, 11/01/27	746,847	814,613
Sound Point CLO XIV, Ltd. 2.956%, 3M LIBOR + 1.150%, 01/23/29 (144A) (b)	1,300,000	1,240,690
SpringCastle Funding Asset-Backed Notes 3.200%, 05/27/36 (144A)	5,113,028	4,790,190
Stanwich Mortgage Loan Co. LLC 3.375%, 08/15/24 (144A) (h)	416,172	413,166
Structured Asset Securities Corp. Mortgage Loan Trust 3.081%, 1M LIBOR + 1.500%, 04/25/35 (b)	142,352	130,172
Symphony CLO, Ltd. 2.788%, 3M LIBOR + 0.950%, 07/14/26 (144A) (b)	1,491,378	1,444,142
THL Credit Wind River CLO, Ltd.
2.701%, 3M LIBOR + 0.870%, 10/15/27 (144A) (b)	324,008	316,824
2.711%, 3M LIBOR + 0.880%, 01/15/26 (144A) (b)	1,409,422	1,395,423
Towd Point Mortgage Trust 1.947%, 1M LIBOR + 1.000%, 10/25/59 (144A) (b)	2,039,763	1,994,826
Tralee CLO, Ltd. 2.849%, 3M LIBOR + 1.030%, 10/20/27 (144A) (b)	2,893,258	2,771,472
Venture CLO, Ltd.
2.651%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	5,640,559	5,501,209
2.711%, 3M LIBOR + 0.880%, 07/15/27 (144A) (b)	2,514,309	2,436,386
Voya CLO, Ltd. 2.514%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	2,402,027	2,358,390
Z Capital Credit Partners CLO, Ltd. 2.793%, 3M LIBOR + 0.950%, 07/16/27 (144A) (b)	4,710,000	4,580,819

		106,308,199

Asset-Backed - Student Loan—0.4%
College Loan Corp. Trust 2.044%, 3M LIBOR + 0.250%, 01/25/24 (b)	900,000	861,383
SLM Student Loan Trust
Zero Coupon, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (b)	404,770	438,317

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust
2.344%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	3,659,622	3,431,702
2.955%, 1M LIBOR + 2.250%, 06/16/42 (144A) (b)	662,402	663,799
3.294%, 3M LIBOR + 1.500%, 04/25/23 (b)	3,292,091	3,250,106
SoFi Professional Loan Program LLC 2.050%, 01/25/41 (144A)	360,573	360,180

		9,005,487

Total Asset-Backed Securities (Cost $151,030,679)		142,399,922

Foreign Government—4.6%

Municipal—0.0%
Ciudad Autonoma De Buenos Aires 37.247%, BADLAR + 5.000%, 01/23/22 (ARS) (b)	58,030,000	579,624

Sovereign—4.6%
Argentina Bocon 42.781%, BADLAR + 0.000%, 10/04/22 (ARS) (b)	263,151	3,688
Argentina Bonar Bond 36.575%, BADLAR + 2.000%, 04/03/22 (ARS) (b)	14,686,000	111,374
Argentina POM Politica Monetaria 38.039%, ARLLMON + 0.000%, 06/21/20 (ARS) (b)	245,435,000	1,947,818
Australia Government Bonds
1.250%, 02/21/22 (AUD) (c)	8,500,000	6,134,893
3.000%, 09/20/25 (AUD) (c)	11,150,000	9,849,435
Brazil Letras do Tesouro Nacional 4.152%, 07/01/20 (BRL) (i)	15,742,000	3,004,913
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (c)	7,475,904	6,667,807
Japanese Government CPI Linked Bonds
0.100%, 03/10/24 (JPY) (c)	177,990,000	1,650,370
0.100%, 03/10/28 (JPY) (c)	1,477,770,480	13,750,378
0.100%, 03/10/29 (JPY) (c)	1,552,115,520	14,434,927
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	4,231,418
New Zealand Government Inflation Linked Bonds
2.500%, 09/20/35 (NZD) (c)	1,609,350	1,286,939
3.000%, 09/20/30 (NZD) (c)	11,600,000	9,486,425
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	6,800,000	2,127,866
Qatar Government International Bond 3.875%, 04/23/23	2,500,000	2,569,250
United Kingdom Gilt Inflation Linked Bond
0.125%, 08/10/48 (GBP) (c)	5,711,418	12,431,085
1.250%, 11/22/27 (GBP) (c)	6,200,230	10,266,356

		99,954,942

Total Foreign Government (Cost $119,693,522)		100,534,566

BHFTI-281

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—3.7%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.3%
Alternative Loan Trust
1.067%, 1M LIBOR + 0.120%, 06/25/36 (b)	1,030,665	$866,254
5.000%, 07/25/35	261,781	204,580
6.000%, 03/25/37	4,380,347	2,622,860
6.000%, 04/25/37	976,561	911,950
Banc of America Funding Trust
1.213%, 1M LIBOR + 0.440%, 07/20/36 (b)	31,113	29,979
4.365%, 02/20/36 (b)	328,393	280,030
Banc of America Mortgage Trust
4.096%, 09/25/35 (b)	51,787	42,020
4.636%, 06/25/35 (b)	72,339	57,518
Bear Stearns Adjustable Rate Mortgage Trust 3.759%, 03/25/35 (b)	213,421	182,413
Bear Stearns ALT-A Trust
1.107%, 1M LIBOR + 0.160%, 02/25/34 (b)	106,829	92,628
3.958%, 09/25/35 (b)	678,462	496,191
Chase Mortgage Finance Trust 4.608%, 02/25/37 (b)	35,431	30,790
CHL Mortgage Pass-Through Trust 6.000%, 03/25/37	1,316,543	961,676
Citigroup Mortgage Loan Trust
1.827%, 1M LIBOR + 0.200%, 06/25/47 (144A) (b)	566,684	552,575
3.258%, 04/25/66 (144A) (b)	563,636	555,622
3.447%, 08/25/35 (b)	16,379	13,869
4.033%, 03/25/37 (b)	2,855,597	2,348,137
4.810%, 1Y H15 + 2.400%, 05/25/35 (b)	11,758	10,967
Countrywide Alternative Loan Trust
0.953%, 1M LIBOR + 0.180%, 02/20/47 (b)	662,997	440,812
1.127%, 1M LIBOR + 0.180%, 05/25/47 (b)	207,836	162,301
1.227%, 1M LIBOR + 0.280%, 12/25/35 (b)	22,298	18,983
5.500%, 06/25/25	372,588	331,566
Countrywide Home Loan Mortgage Pass-Through Trust 1.527%, 1M LIBOR + 0.580%, 04/25/35 (b)	448,644	355,806
3.785%, 08/25/34 (b)	46,339	42,146
4.130%, 11/20/34 (b)	29,823	25,698
Countrywide Home Reperforming Loan REMIC Trust 1.287%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	56,881	50,611
Credit Suisse Mortgage Capital Certificates
1.097%, 1M LIBOR + 0.150%, 09/29/36 (144A) (b)	2,401,551	2,221,342
2.161%, 11/30/37 (144A) (b)	2,600,000	2,018,583
3.319%, 10/27/59 (144A) (b)	3,152,108	3,063,803
3.322%, 10/25/58 (144A) (b)	190,762	198,016
6.006%, 10/26/36 (144A) (b)	81,781	72,894
Deutsche ALT-B Securities Mortgage Loan Trust
1.047%, 1M LIBOR + 0.100%, 10/25/36 (b)	16,697	11,301
5.869%, 10/25/36 (h)	293,917	252,997
5.886%, 10/25/36 (h)	293,917	252,993
Eurosail-UK plc 1.456%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (b)	1,799,027	2,094,962
First Horizon Alternative Mortgage Securities Trust 3.776%, 06/25/34 (b)	113,464	102,689
Great Hall Mortgages No. 1 plc
0.643%, 3M GBP LIBOR + 0.130%, 03/18/39 (GBP) (b)	143,179	168,452
0.663%, 3M GBP LIBOR + 0.150%, 06/18/38 (GBP) (b)	88,046	104,454

Collateralized Mortgage Obligations—(Continued)
GreenPoint Mortgage Funding Trust
1.127%, 1M LIBOR + 0.180%, 09/25/46 (b)	506,701	405,458
1.387%, 1M LIBOR + 0.440%, 06/25/45 (b)	212,716	166,649
1.487%, 1M LIBOR + 0.540%, 11/25/45 (b)	124,883	91,104
GSR Mortgage Loan Trust
3.974%, 05/25/35 (b)	259,937	222,943
4.099%, 09/25/35 (b)	107,496	100,621
4.118%, 12/25/34 (b)	454,339	413,537
4.185%, 11/25/35 (b)	328,573	283,700
4.311%, 01/25/35 (b)	78,737	67,903
HarborView Mortgage Loan Trust
0.940%, 1M LIBOR + 0.190%, 09/19/37 (b)	29,582	23,869
1.190%, 1M LIBOR + 0.440%, 05/19/35 (b)	48,297	44,537
1.310%, 1M LIBOR + 0.560%, 02/19/36 (b)	109,694	76,661
1.373%, 1M LIBOR + 0.600%, 06/20/35 (b)	281,757	261,348
Hawksmoor Mortgages plc 1.761%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (b)	8,965,516	10,621,304
IndyMac INDA Mortgage Loan Trust 4.226%, 11/25/35 (b)	62,608	60,179
JPMorgan Mortgage Trust
3.598%, 07/27/37 (144A) (b)	502,939	490,445
3.979%, 09/25/35 (b)	24,909	22,571
4.055%, 06/25/35 (b)	345,314	307,901
4.193%, 08/25/35 (b)	172,436	156,652
4.222%, 07/25/35 (b)	91,139	81,832
4.370%, 02/25/35 (b)	137,541	117,706
4.539%, 07/25/35 (b)	92,927	84,399
4.559%, 08/25/35 (b)	132,068	119,887
Lehman XS Trust
1.487%, 1M LIBOR + 0.540%, 12/25/35 (b)	106,769	92,564
2.097%, 1M LIBOR + 1.150%, 12/25/37 (b)	4,404,334	3,553,056
MASTR Adjustable Rate Mortgages Trust
3.593%, 12/25/33 (b)	69,897	60,483
4.684%, 11/21/34 (b)	76,324	72,010
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.145%, 1M LIBOR + 0.440%, 12/15/30 (b)	20,142	18,470
1.405%, 1M LIBOR + 0.700%, 11/15/31 (b)	111,881	103,097
Merrill Lynch Mortgage Investors Trust 3.618%, 12/25/35 (b)	96,979	77,413
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (b)	1,210,242	1,196,040
National Credit Union Administration Guaranteed Notes
1.466%, 1M LIBOR + 0.450%, 10/07/20 (b)	625,760	625,367
1.576%, 1M LIBOR + 0.560%, 12/08/20 (b)	2,376,244	2,376,237
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (b)	8,614,272	8,578,219
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.997%, 1M LIBOR + 1.050%, 04/25/35 (b)	2,000,000	1,673,633
Residential Accredit Loans, Inc.
1.247%, 1M LIBOR + 0.300%, 08/25/35 (b)	84,157	65,484
2.910%, 10/25/37 (b)	1,106,894	874,746
3.326%, 12M MTA + 1.360%, 09/25/45 (b)	90,223	74,902
Residential Asset Securitization Trust 6.500%, 09/25/36	317,915	184,184

BHFTI-282

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust
0.973%, 1M LIBOR + 0.200%, 07/20/36 (b)	504,071	$442,541
1.100%, 1M LIBOR + 0.350%, 10/19/26 (b)	28,536	26,177
Structured Adjustable Rate Mortgage Loan Trust
3.366%, 12M MTA + 1.400%, 01/25/35 (b)	67,700	55,013
3.872%, 02/25/34 (b)	65,238	58,640
Structured Asset Mortgage Investments II Trust
1.000%, 1M LIBOR + 0.250%, 07/19/35 (b)	97,588	80,365
1.137%, 1M LIBOR + 0.190%, 06/25/36 (b)	59,942	56,063
1.157%, 1M LIBOR + 0.210%, 05/25/36 (b)	26,270	21,502
1.410%, 1M LIBOR + 0.660%, 10/19/34 (b)	48,817	43,741
TBW Mortgage-Backed Trust 6.015%, 07/25/37 (h)	202,632	113,977
Towd Point Mortgage Funding plc 1.724%, 10/20/51 (144A) (GBP) (b)	8,041,568	9,680,770
Wachovia Mortgage Loan Trust 1.177%, 1M LIBOR + 0.230%, 01/25/37 (b)	2,416,033	1,303,135
WaMu Mortgage Pass-Through Certificates Trust
2.484%, COFI + 1.500%, 07/25/46 (b)	477,962	372,565
2.484%, COFI + 1.500%, 11/25/46 (b)	152,495	125,395
2.736%, 12M MTA + 0.770%, 05/25/47 (b)	258,983	212,175
2.863%, 12M MTA + 0.810%, 12/25/46 (b)	60,372	49,370
2.966%, 12M MTA + 1.000%, 02/25/46 (b)	106,035	91,322
2.966%, 12M MTA + 1.000%, 08/25/46 (b)	3,470,352	3,023,200
3.166%, 12M MTA + 1.200%, 11/25/42 (b)	11,517	9,736
3.270%, 11/25/36 (b)	128,808	106,910
3.479%, 08/25/35 (b)	11,047	9,042
3.749%, 12/25/35 (b)	88,995	75,468
Wells Fargo Mortgage-Backed Securities Trust 4.093%, 04/25/36 (b)	92,461	89,083

		72,143,769

Commercial Mortgage-Backed Securities—0.4%
Bancorp Commercial Mortgage Trust 1.755%, 1M LIBOR + 1.050%, 09/15/36 (144A) (b)	5,663,821	5,328,402
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	13,862	13,912
JPMorgan Chase Commercial Mortgage Securities Trust 2.155%, 1M LIBOR + 1.450%, 12/15/31 (144A) (b)	2,000,000	1,938,436

		7,280,750

Total Mortgage-Backed Securities (Cost $84,127,206)		79,424,519

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,146,618

Municipals—0.0%
Tobacco Settlement Finance Authority 7.467%, 06/01/47 (Cost $661,952)	690,000	667,789

Short-Term Investments—22.8%
Security Description	Principal Amount*	Value

Repurchase Agreements—22.8%
Deutsche Bank AG Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/02/20 with a maturity value of $478,700,000, collateralized by U.S. Treasury Inflation Indexed Notes with rates ranging from 0.125% – 1.750%, maturity dates ranging from 04/15/22 – 07/15/28, and an aggregate market value of $486,414,532.	478,700,000	$478,700,000
Repurchase Agreement dated 03/31/20, at 0.010%, due on 04/01/20 with a maturity value of $15,700,004; collateralized by U.S. Treasury Bond at 2.500%, maturing 02/15/46, with a market value of $15,775,107.	15,700,000	15,700,000

Total Short-Term Investments (Cost $494,400,000)		494,400,000

Total Purchased Options—0.2% (j) (Cost $1,687,453)		4,805,080

Total Investments—171.1% (Cost $3,671,983,699)		3,712,283,585
Other assets and liabilities (net)— (71.1)%		(1,542,453,634)

Net Assets—100.0%		$2,169,817,015

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange and OTC swap contracts. As of March 31, 2020, the market value of securities pledged was $7,614,768.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2020, the market value of securities pledged was $11,708,447.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $6,828,724.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	The rate shown represents current yield to maturity.
(j)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $158,839,638, which is 7.3% of net assets.

BHFTI-283

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	27,219,000	GSBU	04/02/20	USD	16,581,815	$160,591
BRL	2,020,390	DBAG	04/02/20	USD	393,838	(5,010)
BRL	2,020,390	GSBU	04/02/20	USD	388,634	194
BRL	20,408,059	GSBU	04/02/20	USD	4,651,833	(724,261)
CAD	9,297,000	CBNA	04/02/20	USD	6,593,617	12,717
COP	66,281,250	CBNA	04/24/20	USD	19,174	(2,879)
DKK	383,000,000	CBNA	04/01/20	USD	55,483,123	1,097,516
EUR	903,000	BNP	04/02/20	USD	1,014,766	(18,848)
EUR	1,031,000	BNP	04/02/20	USD	1,152,481	(15,392)
EUR	1,507,000	BBP	04/02/20	USD	1,723,282	(61,213)
EUR	17,218,000	BBP	04/02/20	USD	19,223,789	(234,067)
EUR	1,068,000	CBNA	04/02/20	USD	1,143,395	34,502
EUR	2,194,000	GSBU	04/02/20	USD	2,451,116	(31,355)
GBP	1,073,000	BNP	04/02/20	USD	1,273,677	59,097
GBP	1,528,000	BNP	04/02/20	USD	1,776,448	121,481
GBP	37,873,000	BBP	04/02/20	USD	46,294,137	747,926
GBP	1,491,000	GSBU	04/02/20	USD	1,807,791	44,181
IDR	163,075,788,500	CSI	06/17/20	USD	11,770,176	(1,840,456)
JPY	3,409,200,000	CBNA	04/02/20	USD	31,669,299	36,816
MXN	152,357,000	CBNA	06/17/20	USD	7,727,934	(1,377,252)
MYR	506,797	GSBU	06/17/20	USD	120,134	(2,949)
NZD	17,880,000	UBSA	04/02/20	USD	10,590,056	78,940
RUB	59,577,326	GSBU	04/15/20	USD	962,449	(205,429)
RUB	682,856,341	UBSA	04/15/20	USD	10,751,383	(2,074,664)
RUB	692,565	UBSA	04/30/20	USD	8,694	85
RUB	659,869	GSBU	05/20/20	USD	8,347	(8)

Contracts to Deliver
AUD	27,219,000	GSBU	04/02/20	USD	17,784,895	1,042,489
AUD	27,219,000	GSBU	05/04/20	USD	16,584,537	(160,863)
BRL	2,020,390	DBAG	04/02/20	USD	388,634	(194)
BRL	22,428,449	GSBU	04/02/20	USD	5,003,000	686,599
BRL	2,020,390	DBAG	05/05/20	USD	393,339	5,341
BRL	15,742,000	CBNA	07/02/20	USD	3,767,741	754,803
CAD	9,297,000	CBNA	04/02/20	USD	6,977,095	370,761
CAD	9,297,000	CBNA	05/04/20	USD	6,595,862	(13,017)
COP	66,281,250	CBNA	04/24/20	USD	19,400	3,105
DKK	373,121,664	GSBU	04/01/20	USD	55,811,062	689,751
DKK	11,120,000	JPMC	04/01/20	USD	1,663,231	20,472
DKK	62,365,000	UBSA	04/01/20	USD	9,762,970	549,781
DKK	3,323,000	UBSA	04/01/20	USD	518,554	27,647
DKK	383,000,000	CBNA	07/01/20	USD	55,695,319	(1,070,643)
EUR	1,219,000	BNP	04/02/20	USD	1,356,607	12,173
EUR	32,844,195	CBNA	04/02/20	USD	36,007,354	(216,490)
EUR	892,000	JPMC	04/02/20	USD	996,784	12,998
EUR	11,034,195	JPMC	05/05/20	USD	12,148,153	(36,933)
GBP	1,311,000	BNP	04/02/20	USD	1,606,895	(21,498)
GBP	978,000	GSBU	04/02/20	USD	1,262,847	48,073
GBP	1,269,000	JPMC	04/02/20	USD	1,494,643	(81,582)
GBP	882,000	JPMC	04/02/20	USD	1,027,746	(67,786)
GBP	38,836,000	SG	04/02/20	USD	50,146,740	1,908,535
GBP	37,873,000	BBP	05/04/20	USD	46,324,625	(750,387)
IDR	159,351,231,960	CBNA	06/17/20	USD	11,084,000	1,381,069
JPY	3,369,600,000	BBP	04/02/20	USD	30,656,082	(681,746)
JPY	39,600,000	BBP	04/02/20	USD	368,594	307
JPY	3,409,200,000	CBNA	05/07/20	USD	31,737,107	(20,606)

BHFTI-284

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	138,535,410	BNP	06/17/20	USD	116,154	$2,034
MXN	253,851,550	BBP	04/13/20	USD	11,115,964	431,886
NZD	17,880,000	BNP	04/02/20	USD	11,301,494	632,498
NZD	17,880,000	UBSA	05/04/20	USD	10,587,624	(78,690)
PEN	7,267,017	CBNA	05/18/20	USD	2,131,403	18,081
RUB	727,000,000	GSBU	04/15/20	USD	10,869,222	1,631,591
RUB	659,869	GSBU	04/15/20	USD	8,391	6
RUB	692,565	UBSA	04/15/20	USD	8,715	(85)
SGD	64,000	GSBU	06/17/20	USD	44,794	(286)
TWD	3,394,384	BNP	06/17/20	USD	114,197	1,436

Net Unrealized Appreciation						$2,830,893

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-BTP Futures, Strike EUR 172.00	05/22/20	23	EUR	230	$(22)
Call Options on Euro-Bobl Futures, Strike EUR 139.50	05/22/20	253	EUR	11,385	11,019
Call Options on Euro-Schatz Futures, Strike EUR 113.20	05/22/20	1,579	EUR	39,475	33,941
Call Options on Euro-Schatz Futures, Strike EUR 116.50	05/22/20	1,692	EUR	16,920	8,379
Euro-Bund Futures	06/08/20	433	EUR	74,696,830	(346,934)
Put Options on Euro-Bund Future, Strike EUR 158.00	05/22/20	734	EUR	58,720	56,254
U.S. Treasury Note 2 Year Futures	06/30/20	99	USD	21,817,898	313,892
U.S. Treasury Note Ultra 10 Year Futures	06/19/20	506	USD	78,951,813	4,470,388
U.S. Treasury Ultra Long Bond Futures	06/19/20	402	USD	89,193,750	5,499,874

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/15/20	(57)	AUD	(8,584,814)	22,495
Australian 3 Year Treasury Bond Futures	06/15/20	(117)	AUD	(13,701,762)	(39,074)
Euro-BTP Futures	06/08/20	(22)	EUR	(3,111,020)	151,504
Euro-Bobl Futures	06/08/20	(412)	EUR	(55,706,520)	329,926
Euro-Buxl 30 Year Bond Futures	06/08/20	(42)	EUR	(8,815,800)	364,971
Euro-OAT Futures	06/08/20	(4)	EUR	(668,840)	13,782
Euro-Schatz Futures	06/08/20	(3,271)	EUR	(366,973,490)	(279,260)
Japanese Government 10 Year Bond Futures	06/15/20	(17)	JPY	(2,593,690,000)	384,692
U.S. Treasury Long Bond Futures	06/19/20	(504)	USD	(90,247,500)	(7,076,086)
U.S. Treasury Note 10 Year Futures	06/19/20	(1,004)	USD	(139,242,250)	(4,613,886)
U.S. Treasury Note 5 Year Futures	06/30/20	(2,860)	USD	(358,527,813)	(13,164,188)
United Kingdom Long Gilt Bond Futures	06/26/20	(326)	GBP	(44,397,940)	(1,109,822)

Net Unrealized Depreciation					$(14,968,155)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Call - OTC - 2 Yr. IRS	1.066%	JPMC	3M LIBOR	Pay	10/02/20	325,700,000	USD	325,700,000	$1,300,063	$4,795,965	$3,495,902

BHFTI-285

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Purchased Options — (Continued)

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Note 10-Year Futures	USD	200.000	05/22/20	496	USD	496,000	$375,547	$7,750	$(367,797)
Put - U.S. Treasury Note Ultra 10-Year Futures	USD	125.000	05/22/20	1,365	USD	1,365,000	11,753	1,365	(10,388)

Totals							$387,300	$9,115	$(378,185)

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - Uniform Mortgage-Backed Securities 2.500%, TBA	JPMC	USD 70.000	05/06/20	2,300,000	USD 2,300,000	$90	$—	$(90)

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPALEMU Index	100.151	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(396,825)	$(2,531)	$394,294
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	—	254,625
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	—	19,460
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(46,900,000)	USD	(46,900,000)	(418,240)	(1)	418,239
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(4,600,000)	USD	(4,600,000)	(59,340)	—	59,340
Floor - OTC YOY CPURNSA Index	238.643	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/20	(14,900,000)	USD	(14,900,000)	(275,009)	(119,687)	155,322

Totals								$(1,423,499)	$(122,219)	$1,301,280

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Call - OTC - 10 Yr. IRS	1.302%	JPMC	3M LIBOR	Receive	10/02/20	(68,400,000)	USD	(68,400,000)	$(1,299,600)	$(4,236,108)	$(2,936,508)
Call - OTC - 30 Yr. IRS	0.000%	JPMC	3M EURIBOR	Receive	08/25/20	(3,900,000)	EUR	(3,900,000)	(118,952)	(194,263)	(75,311)
Call - OTC - 30 Yr. IRS	0.000%	GSBU	3M EURIBOR	Receive	08/27/20	(6,500,000)	EUR	(6,500,000)	(200,091)	(327,051)	(126,960)
Call - OTC - 30 Yr. IRS	0.000%	MSCS	3M EURIBOR	Receive	08/24/20	(8,200,000)	EUR	(8,200,000)	(269,074)	(406,294)	(137,220)

Totals									$(1,887,717)	$(5,163,716)	$(3,275,999)

Credit Default Swaptions	Strike Spread/ Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. CDS	0.475%	BNP	CDX.NA.IG.33	Buy	04/15/20	(5,200,000)	USD	(5,200,000)	$(2,444)	$(21)	$2,423
Call - OTC - 5 Yr. CDS	0.475%	GSI	CDX.NA.IG.33	Buy	04/15/20	(5,100,000)	USD	(5,100,000)	(2,448)	(21)	2,427
Put - OTC - 5 Yr. CDS	2.500%	GSI	CDX.NA.IG.33	Sell	03/17/21	(7,500,000)	USD	(7,500,000)	(5,250)	(62,861)	(57,611)
Put - OTC - 5 Yr. CDS	0.850%	DBAG	CDX.NA.IG.33	Sell	06/17/20	(4,700,000)	USD	(4,700,000)	(5,405)	(75,608)	(70,203)
Put - OTC - 5 Yr. CDS	0.800%	BNP	CDX.NA.IG.33	Sell	06/17/20	(4,500,000)	USD	(4,500,000)	(4,747)	(78,549)	(73,802)
Put - OTC - 5 Yr. CDS	0.850%	MSCS	CDX.NA.IG.33	Sell	06/17/20	(5,600,000)	USD	(5,600,000)	(7,224)	(90,086)	(82,862)
Put - OTC - 5 Yr. CDS	0.700%	GSI	CDX.NA.IG.33	Sell	04/15/20	(5,100,000)	USD	(5,100,000)	(4,335)	(92,553)	(88,218)
Put - OTC - 5 Yr. CDS	0.700%	BNP	CDX.NA.IG.33	Sell	04/15/20	(5,200,000)	USD	(5,200,000)	(5,512)	(94,368)	(88,856)
Put - OTC - 5 Yr. CDS	2.500%	GSI	ITRX.EUR.32	Sell	03/17/21	(5,900,000)	EUR	(5,900,000)	(4,534)	(98,907)	(94,373)
Put - OTC - 5 Yr. CDS	0.800%	GSI	CDX.NA.IG.33	Sell	06/17/20	(6,600,000)	USD	(6,600,000)	(8,052)	(115,206)	(107,154)
Put - OTC - 5 Yr. CDS	$102.000	GSI	CDX.NA.HY.33	Sell	06/17/20	(2,800,000)	USD	(2,800,000)	(18,018)	(288,423)	(270,405)

Totals									$(67,969)	$(996,603)	$(928,634)

BHFTI-286

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.200%	Maturity	02/28/21	USD	23,300,000	$470,478	$(139)	$470,617
Pay	12M CPURNSA	Maturity	1.235%	Maturity	02/27/21	USD	23,000,000	474,394	—	474,394
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	1,689,531	(16,410)	1,705,941
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	798,865	—	798,865
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	2,123,295	3,353	2,119,942
Pay	12M CPURNSA	Annually	2.335%	Annually	02/05/28	USD	13,090,000	921,793	28,402	893,391
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	915,494	(1,137)	916,631
Pay	12M FRCPXT	Maturity	1.280%	Maturity	11/15/34	EUR	2,300,000	189,058	—	189,058
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	65,521	—	65,521
Pay	12M FRCPXT	Annually	1.910%	Annually	01/15/38	EUR	350,000	93,014	2,831	90,183
Pay	12M HICP	Maturity	1.243%	Maturity	08/15/39	EUR	2,590,000	217,830	—	217,830
Pay	12M HICP	Maturity	1.387%	Maturity	08/15/49	EUR	1,270,000	171,871	—	171,871
Pay	12M HICP	Maturity	1.450%	Maturity	02/15/50	EUR	1,500,000	240,282	—	240,282
Pay	12M HICP	Annually	1.535%	Annually	03/15/28	EUR	370,000	42,742	—	42,742
Pay	12M HICP	Maturity	1.570%	Maturity	03/15/39	EUR	590,000	104,876	—	104,876
Pay	12M HICP	Maturity	1.620%	Maturity	05/15/28	EUR	1,670,000	210,495	105	210,390
Pay	12M HICP	Maturity	1.945%	Maturity	11/15/48	EUR	1,230,000	528,657	—	528,657
Pay	12M HICP	Maturity	1.946%	Maturity	03/15/48	EUR	2,100,000	903,081	5,193	897,888
Pay	12M HICP	Maturity	1.950%	Maturity	11/15/48	EUR	2,040,000	882,613	6,648	875,965
Pay	12M UKRPI	Maturity	3.140%	Maturity	04/15/31	GBP	600,000	(12,307)	(63,551)	51,244
Pay	12M UKRPI	Annually	3.300%	Annually	12/15/30	GBP	4,500,000	165,042	(213,641)	378,683
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	663,135	113,664	549,471
Pay	12M UKRPI	Maturity	3.350%	Maturity	05/15/30	GBP	10,300,000	722,244	(54,185)	776,429
Pay	12M UKRPI	Annually	3.358%	Annually	04/15/35	GBP	2,900,000	380,129	(64,562)	444,691
Pay	12M UKRPI	Annually	3.400%	Annually	06/15/30	GBP	15,300,000	1,204,325	64,254	1,140,071
Pay	12M UKRPI	Maturity	3.438%	Maturity	01/15/30	GBP	10,600,000	248,412	—	248,412
Pay	12M UKRPI	Annually	3.470%	Annually	09/15/32	GBP	7,240,000	598,689	(23,095)	621,784
Pay	12M UKRPI	Maturity	3.480%	Maturity	01/15/30	GBP	7,500,000	227,367	100,554	126,813
Pay	12M UKRPI	Annually	3.500%	Annually	09/15/33	GBP	1,040,000	101,130	732	100,398
Pay	12M UKRPI	Maturity	3.530%	Maturity	10/15/31	GBP	580,000	49,265	15,822	33,443
Pay	12M UKRPI	Maturity	3.572%	Maturity	05/15/34	GBP	1,230,000	132,263	—	132,263
Pay	12M UKRPI	Maturity	3.579%	Maturity	10/15/33	GBP	2,400,000	295,141	—	295,141
Pay	12M UKRPI	Maturity	3.580%	Maturity	06/15/39	GBP	2,120,000	472,071	2,060	470,011
Pay	12M UKRPI	Maturity	3.590%	Maturity	06/15/39	GBP	2,200,000	499,870	—	499,870
Pay	12M UKRPI	Maturity	3.600%	Maturity	06/15/39	GBP	1,410,000	326,782	(3,865)	330,647
Pay	12M UKRPI	Maturity	3.850%	Maturity	09/15/24	GBP	13,900,000	883,307	(1,698)	885,005
Pay	3M LIBOR	Quarterly	1.250%	Semi-Annually	06/17/25	USD	124,300,000	4,675,189	2,495,826	2,179,363
Pay	3M LIBOR	Quarterly	1.500%	Semi-Annually	03/12/21	USD	591,480,000	5,541,819	—	5,541,819
Pay	3M LIBOR	Quarterly	1.843%	Semi-Annually	02/24/25	USD	57,350,000	3,672,954	—	3,672,954
Pay	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/18/30	GBP	29,000,000	590,624	(168,189)	758,813
Receive	12M CPURNSA	Maturity	1.432%	Maturity	08/06/21	USD	8,100,000	(209,844)	—	(209,844)
Receive	12M CPURNSA	Maturity	1.445%	Maturity	09/09/21	USD	22,380,000	(595,515)	—	(595,515)
Receive	12M CPURNSA	Annually	1.550%	Annually	07/26/21	USD	7,500,000	(78,069)	253,846	(331,915)
Receive	12M CPURNSA	Maturity	1.592%	Maturity	09/20/21	USD	28,400,000	(863,003)	(1,735)	(861,268)
Receive	12M CPURNSA	Annually	1.603%	Annually	09/12/21	USD	5,870,000	(96,075)	176,800	(272,875)
Receive	12M CPURNSA	Maturity	1.816%	Maturity	05/13/21	USD	2,800,000	(80,014)	—	(80,014)
Receive	12M CPURNSA	Maturity	1.875%	Maturity	03/14/21	USD	13,000,000	(313,403)	—	(313,403)
Receive	12M CPURNSA	Maturity	1.927%	Maturity	03/18/21	USD	10,200,000	(259,390)	—	(259,390)
Receive	12M CPURNSA	Maturity	1.998%	Maturity	03/22/21	USD	48,250,000	(1,309,034)	—	(1,309,034)
Receive	12M CPURNSA	Annually	2.021%	Annually	11/25/20	USD	8,100,000	(222,029)	—	(222,029)
Receive	12M CPURNSA	Annually	2.069%	Annually	07/15/22	USD	4,500,000	(212,920)	—	(212,920)
Receive	12M CPURNSA	Annually	2.210%	Annually	02/05/23	USD	25,780,000	(1,639,766)	—	(1,639,766)
Receive	12M CPURNSA	Annually	2.263%	Annually	04/27/23	USD	13,492,000	(984,010)	(2,800)	(981,210)
Receive	12M FRCPXT	Annually	1.000%	Annually	04/15/20	EUR	1,190,000	2,928	—	2,928
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	10,500,000	(470,292)	(3,629)	(466,663)

BHFTI-287

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M FRCPXT	Annually	1.160%	Annually	08/15/20	EUR	530,000	$(13,293)	$183	$(13,476)
Receive	12M FRCPXT	Annually	1.345%	Annually	06/15/21	EUR	4,900,000	(159,070)	—	(159,070)
Receive	12M UKRPI	Maturity	3.598%	Maturity	09/15/34	GBP	15,220,000	(1,886,883)	9,182	(1,896,065)
Receive	1D FEDRC	Annually	2.000%	Annually	12/15/47	USD	9,630,000	(3,361,232)	22,083	(3,383,315)
Receive	1D FEDRC	Annually	2.428%	Annually	12/20/47	USD	2,000,000	(919,718)	—	(919,718)
Receive	1D FEDRC	Annually	2.478%	Annually	12/20/47	USD	4,834,000	(2,286,176)	17,887	(2,304,063)
Receive	1D FEDRC	Annually	2.499%	Annually	12/20/47	USD	1,590,000	(760,740)	—	(760,740)
Receive	3M LIBOR	Semi-Annually	1.250%	Quarterly	06/17/21	USD	592,300,000	(5,144,054)	(2,742,930)	(2,401,124)
Receive	3M LIBOR	Semi-Annually	1.404%	Quarterly	03/12/25	USD	124,290,000	(5,567,801)	—	(5,567,801)
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	03/20/50	USD	320,000	(96,071)	(6,856)	(89,215)
Receive	3M LIBOR	Semi-Annually	2.150%	Quarterly	06/19/48	USD	2,410,000	(780,604)	—	(780,604)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	12/11/49	USD	8,300,000	(3,039,855)	(31,829)	(3,008,026)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	03/12/50	USD	3,900,000	(1,439,290)	(11,576)	(1,427,714)
Receive	3M NZDBB	Semi-Annually	3.250%	Quarterly	03/21/28	NZD	8,400,000	(948,684)	25,634	(974,318)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(185,373)	(14,261)	(171,112)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	(104,578)	(6,734)	(97,844)
Receive	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	06/17/50	GBP	10,300,000	(1,472,550)	(406,233)	(1,066,317)

Totals								$(3,015,067)	$(493,996)	$(2,521,071)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	DBAG	USD	12,300,000	$(2,037,742)	$—	$(2,037,742)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.33	(5.000%)	Quarterly	12/20/24	6.667%	USD	41,160,000	$2,608,227	$(2,244,895)	$4,853,122
CDX.NA.HY.34	(5.000%)	Quarterly	06/20/25	6.558%	USD	12,800,000	821,760	509,440	312,320

Totals							$3,429,987	$(1,735,455)	$5,165,442

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.32.V1	1.000%	Quarterly	12/20/24	0.959%	EUR	12,100,000	$25,609	$174,869	$(149,260)
Daimler AG 0.625%, due 03/05/20	1.000%	Quarterly	12/20/20	0.640%	EUR	890,000	2,587	14,752	(12,165)
General Electric Co., 2.700%, due 10/09/22	1.000%	Quarterly	12/20/20	1.231%	USD	500,000	(837)	(4,299)	3,462
General Electric Co., 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	1.927%	USD	1,000,000	(32,614)	(40,758)	8,144

Totals							$(5,255)	$144,564	$(149,819)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTI-288

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services, LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(ARLLMON)—	Argentina Blended Historical Policy Rate
(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Fund Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FEDRC)—	U.S. Federal Funds Rate Compounded
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit
(YOY)—	Year-Over-Year Option

BHFTI-289

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,705,580,477	$—	$2,705,580,477
Total Corporate Bonds & Notes*	—	183,324,614	—	183,324,614
Total Asset-Backed Securities*	—	142,399,922	—	142,399,922
Total Foreign Government*	—	100,534,566	—	100,534,566
Total Mortgage-Backed Securities*	—	79,424,519	—	79,424,519
Total Convertible Preferred Stock*	1,146,618	—	—	1,146,618
Total Municipals*	—	667,789	—	667,789
Total Short-Term Investments*	—	494,400,000	—	494,400,000
Purchased Options
Interest Rate Swaptions at Value	—	4,795,965	—	4,795,965
OTC Options on Securities at Value	—	0	—	0
Options on Exchange-Traded Futures Contracts at Value	9,115	—	—	9,115
Total Purchased Options	$9,115	$4,795,965	$—	$4,805,080
Total Investments	$1,155,733	$3,711,127,852	$—	$3,712,283,585

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,625,482	$—	$12,625,482
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,794,589)	—	(9,794,589)
Total Forward Contracts	$—	$2,830,893	$—	$2,830,893
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,661,117	$—	$—	$11,661,117
Futures Contracts (Unrealized Depreciation)	(26,629,272)	—	—	(26,629,272)
Total Futures Contracts	$(14,968,155)	$—	$—	$(14,968,155)
Total Written Options*	$—	$(6,282,538)	$—	$(6,282,538)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$35,432,345	$—	$35,432,345
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(32,937,793)	—	(32,937,793)
Total Centrally Cleared Swap Contracts	$—	$2,494,552	$—	$2,494,552
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(2,037,742)	$—	$(2,037,742)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-290

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—90.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—54.1%
Fannie Mae 10 Yr. Pool
3.000%, 12/01/20	6,846	$7,154
3.000%, 02/01/21	28,174	29,444
3.000%, 08/01/21	31,503	32,922
3.000%, 11/01/21	10,522	10,996
3.000%, 03/01/22	54,205	56,647
3.000%, 05/01/22	200,753	209,800
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	286,297	299,605
3.000%, 06/01/30	11,090,144	11,695,836
3.500%, 10/01/26	121,032	127,466
3.500%, 07/01/29	127,411	134,622
4.000%, 06/01/24	1,768	1,859
4.000%, 02/01/25	207,005	217,835
4.000%, 06/01/25	64,662	68,049
4.000%, 08/01/25	41,449	43,631
4.000%, 12/01/25	72,014	75,827
4.000%, 02/01/26	69,105	72,757
4.000%, 03/01/26	13,044	13,765
4.000%, 06/01/26	12,291	12,935
4.500%, 05/01/23	9,370	9,817
4.500%, 06/01/23	631	662
4.500%, 04/01/24	16,388	17,142
4.500%, 05/01/24	63,338	66,803
4.500%, 08/01/24	11,654	12,289
4.500%, 10/01/24	91,943	97,100
4.500%, 11/01/24	24,524	25,887
4.500%, 02/01/25	152,555	161,909
4.500%, 03/01/25	121,328	129,300
4.500%, 04/01/25	112,975	119,952
4.500%, 05/01/25	236,624	250,702
4.500%, 06/01/25	18,421	19,587
4.500%, 07/01/25	1,028,970	1,096,745
4.500%, 08/01/25	15,073	15,959
4.500%, 09/01/25	65,529	69,539
4.500%, 11/01/25	59,118	63,047
4.500%, 04/01/26	5,388	5,772
4.500%, 01/01/27	12,798	13,451
5.500%, 09/01/20	207	207
5.500%, 12/01/20	3	3
5.500%, 03/01/22	29,113	29,871
5.500%, 04/01/22	17,839	18,277
5.500%, 07/01/22	27,669	28,479
5.500%, 09/01/22	4,644	4,741
5.500%, 10/01/22	73,428	76,083
5.500%, 11/01/22	15,465	16,009
5.500%, 12/01/22	15,903	16,458
5.500%, 02/01/23	36,903	38,381
5.500%, 03/01/23	4,139	4,327
5.500%, 07/01/23	2,447	2,537
5.500%, 08/01/23	12,163	12,775
5.500%, 10/01/23	24,691	25,964
5.500%, 12/01/23	6,397	6,613
5.500%, 01/01/24	2,843	3,003
5.500%, 03/01/24	15,363	16,107
5.500%, 09/01/24	6,601	6,657

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.500%, 01/01/25	227,155	239,514
5.500%, 05/01/25	9,838	10,305
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	29,575	31,914
4.000%, 05/01/29	105,376	113,162
4.000%, 03/01/30	58,714	63,143
4.000%, 05/01/30	91,412	98,294
4.000%, 08/01/30	77,027	84,090
4.000%, 09/01/30	54,669	59,678
4.000%, 10/01/30	2,286	2,496
4.000%, 11/01/30	271,387	296,254
4.000%, 12/01/30	36,266	39,590
4.000%, 06/01/31	5,412	5,907
4.000%, 09/01/31	136,868	149,397
4.000%, 11/01/31	8,947	9,552
4.500%, 01/01/25	3,426	3,680
4.500%, 04/01/31	24,585	26,875
5.500%, 06/01/27	4,948	5,409
5.500%, 12/01/27	50,789	55,659
5.500%, 03/01/28	24,453	26,803
5.500%, 04/01/28	42,994	47,021
5.500%, 05/01/28	29,182	31,943
5.500%, 10/01/28	10,277	11,252
5.500%, 12/01/28	4,295	4,702
5.500%, 01/01/29	68,847	75,381
5.500%, 07/01/29	43,940	48,089
5.500%, 10/01/29	130,141	142,666
5.500%, 04/01/30	74,523	81,566
6.000%, 06/01/26	4,526	5,003
6.000%, 07/01/26	37,023	40,927
6.000%, 08/01/26	7,144	7,901
6.000%, 12/01/26	6,405	7,083
6.000%, 10/01/28	22,144	24,481
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	7,152,948	7,525,437
4.000%, 05/01/34	77,449	82,954
4.000%, 05/01/35	63,195	68,345
4.000%, 01/01/41	443,857	484,329
4.000%, 03/01/41	271,182	294,558
4.000%, 05/01/41	302,209	329,319
4.000%, 05/01/42	109,421	119,132
4.000%, 12/01/43	485,850	526,319
4.000%, 06/01/48	229,329	244,515
4.000%, 08/01/48	34,672,298	37,010,875
4.000%, 09/01/48	10,556,572	11,254,341
4.000%, 10/01/48	6,311,056	6,746,196
4.000%, 12/01/48	20,849,353	22,225,741
4.000%, 03/01/49	6,425,855	6,843,564
4.500%, 04/01/39	654,196	715,418
4.500%, 05/01/39	56,306	61,642
4.500%, 06/01/39	21,093	23,104
4.500%, 08/01/39	18,419	20,173
4.500%, 12/01/39	6,538	7,206
4.500%, 05/01/40	24,696	27,063

BHFTI-291

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 09/01/40	24,443	$26,787
4.500%, 10/01/40	196,868	211,890
4.500%, 12/01/40	43,395	47,952
4.500%, 02/01/41	156,756	171,594
4.500%, 05/01/41	13,955	15,294
4.500%, 06/01/41	10,194	11,173
4.500%, 07/01/41	8,907	9,703
4.500%, 09/01/41	488,763	526,550
4.500%, 10/01/41	87,855	95,476
4.500%, 03/01/42	29,582	32,219
4.500%, 06/01/42	41,136	45,069
4.500%, 07/01/42	588,535	640,242
4.500%, 11/01/43	10,942	11,926
4.500%, 12/01/47	19,755,798	21,374,338
5.000%, 03/01/32	2,586	2,791
5.000%, 04/01/33	57,089	61,543
5.000%, 07/01/33	76,832	85,160
5.000%, 08/01/33	1,573	1,744
5.000%, 09/01/33	1,296	1,440
5.000%, 10/01/33	14,383	15,940
5.000%, 11/01/33	318	346
5.000%, 01/01/34	51,692	55,793
5.000%, 04/01/34	74,311	82,239
5.000%, 06/01/34	1,741	1,892
5.000%, 12/01/34	15,106	16,285
5.000%, 01/01/35	26,094	28,183
5.000%, 04/01/35	34	38
5.000%, 07/01/35	25,438	27,422
5.000%, 09/01/35	9,084	9,793
5.000%, 01/01/38	100,107	111,186
5.000%, 04/01/39	18,911	21,010
5.000%, 10/01/39	6,306	6,993
5.000%, 11/01/39	14,652	16,273
5.000%, 06/01/40	11,177	12,070
5.000%, 11/01/42	42,215	45,554
5.500%, 12/01/28	14,239	15,579
5.500%, 06/01/33	36,943	41,338
5.500%, 07/01/33	6,871	7,761
5.500%, 09/01/33	124,552	138,280
5.500%, 11/01/33	111,946	122,499
5.500%, 12/01/33	1,123	1,268
5.500%, 04/01/34	1,566	1,769
5.500%, 07/01/34	8,537	9,342
5.500%, 08/01/34	177,609	200,336
5.500%, 09/01/34	5,295	5,900
5.500%, 11/01/34	226,364	255,753
5.500%, 12/01/34	536,814	607,004
5.500%, 01/01/35	191,381	216,355
5.500%, 02/01/35	264,741	299,461
5.500%, 03/01/35	362,213	409,560
5.500%, 04/01/35	70,111	76,919
5.500%, 05/01/35	90,064	101,925
5.500%, 06/01/35	152,686	172,974
5.500%, 08/01/35	142,651	161,551
5.500%, 09/01/35	1,524,496	1,727,087

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 10/01/35	159,873	181,068
5.500%, 12/01/35	642,960	727,535
5.500%, 01/01/36	159,928	180,962
5.500%, 03/01/36	174,918	198,315
5.500%, 05/01/36	1,372	1,555
5.500%, 07/01/36	701,970	794,110
5.500%, 09/01/36	85,263	96,348
5.500%, 11/01/36	51,623	58,476
5.500%, 12/01/36	1,371	1,499
5.500%, 02/01/37	1,025	1,158
5.500%, 05/01/37	14,164	16,031
5.500%, 08/01/37	641,194	726,092
5.500%, 01/01/38	4,791	5,420
5.500%, 02/01/38	136,897	154,449
5.500%, 03/01/38	723,853	820,936
5.500%, 05/01/38	1,378,981	1,563,764
5.500%, 06/01/38	50,579	57,143
5.500%, 09/01/38	20,863	22,810
5.500%, 10/01/38	499,762	564,958
5.500%, 11/01/38	119,908	135,879
5.500%, 01/01/39	34,111	38,640
5.500%, 07/01/39	14,359	15,723
5.500%, 11/01/39	1,555,306	1,762,133
5.500%, 02/01/40	243,094	269,708
5.500%, 06/01/40	56,309	61,664
5.500%, 09/01/40	215,620	244,095
5.500%, 07/01/41	2,511,699	2,842,956
5.500%, 02/01/49	484,627	531,403
6.000%, 12/01/28	11,307	12,505
6.000%, 01/01/29	10,126	11,261
6.000%, 02/01/29	89	99
6.000%, 04/01/29	1,843	2,074
6.000%, 06/01/29	2,871	3,231
6.000%, 11/01/32	40,950	45,422
6.000%, 12/01/32	123,488	138,696
6.000%, 03/01/33	11,271	12,916
6.000%, 04/01/33	3,230	3,578
6.000%, 05/01/33	11,153	12,784
6.000%, 07/01/33	11,861	13,595
6.000%, 01/01/34	1,044	1,199
6.000%, 09/01/34	5,396	5,973
6.000%, 11/01/34	5,742	6,402
6.000%, 04/01/35	514,764	591,077
6.000%, 05/01/35	15,381	17,704
6.000%, 06/01/35	2,644	3,041
6.000%, 07/01/35	18,843	21,132
6.000%, 09/01/35	4,247	4,866
6.000%, 11/01/35	388,874	432,862
6.000%, 12/01/35	11,860	13,333
6.000%, 04/01/36	3,107	3,562
6.000%, 05/01/36	100,951	113,099
6.000%, 06/01/36	19,267	21,319
6.000%, 07/01/36	7,617	8,459
6.000%, 08/01/36	1,150,749	1,323,577
6.000%, 09/01/36	118,738	135,671

BHFTI-292

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 10/01/36	59,134	$65,926
6.000%, 11/01/36	22,715	25,743
6.000%, 12/01/36	13,398	14,857
6.000%, 01/01/37	95,927	109,085
6.000%, 02/01/37	277,523	319,539
6.000%, 04/01/37	47,078	52,850
6.000%, 05/01/37	36,275	40,175
6.000%, 07/01/37	16,570	19,049
6.000%, 08/01/37	33,547	37,870
6.000%, 11/01/37	40,122	46,019
6.000%, 02/01/38	370,911	426,071
6.000%, 03/01/38	6,911	7,950
6.000%, 08/01/38	16,190	18,025
6.000%, 09/01/38	414,484	472,766
6.000%, 10/01/38	44,194	50,861
6.000%, 11/01/38	7,926	8,773
6.000%, 01/01/39	50,372	57,975
6.000%, 04/01/39	329,230	378,259
6.000%, 07/01/39	62,428	71,880
6.000%, 08/01/39	310,241	349,619
6.000%, 05/01/40	1,890	2,093
8.000%, 10/01/25	713	788
Fannie Mae ARM Pool
3.219%, 12M LIBOR + 1.343%, 11/01/34 (b)	3,003	3,030
3.248%, 6M LIBOR + 1.373%, 09/01/35 (b)	607,402	614,380
3.253%, 12M MTA + 1.200%, 08/01/41 (b)	201,865	200,208
3.253%, 12M MTA + 1.200%, 07/01/42 (b)	180,035	176,890
3.253%, 12M MTA + 1.200%, 08/01/42 (b)	191,784	188,342
3.253%, 12M MTA + 1.200%, 10/01/44 (b)	223,868	219,756
3.303%, 12M MTA + 1.250%, 09/01/41 (b)	545,824	538,134
3.411%, 12M LIBOR + 1.341%, 12/01/34 (b)	603,991	601,863
3.425%, 6M LIBOR + 1.412%, 06/01/33 (b)	14,716	14,843
3.431%, 6M LIBOR + 1.538%, 01/01/36 (b)	41,967	42,342
3.480%, 6M LIBOR + 1.605%, 08/01/36 (b)	136,834	137,943
3.482%, 12M LIBOR + 1.357%, 12/01/34 (b)	359,191	358,345
3.487%, 6M LIBOR + 1.514%, 01/01/35 (b)	85,117	86,181
3.512%, 12M LIBOR + 1.512%, 01/01/35 (b)	22,222	22,295
3.537%, 12M LIBOR + 1.537%, 01/01/35 (b)	39,140	39,332
3.614%, 12M LIBOR + 1.584%, 10/01/34 (b)	6,036	6,097
3.626%, 12M LIBOR + 1.626%, 01/01/35 (b)	29,664	29,885
3.640%, 12M LIBOR + 1.640%, 02/01/35 (b)	17,079	17,226
3.650%, 1Y H15 + 1.900%, 02/01/31 (b)	119,553	120,805
3.674%, 12M LIBOR + 1.631%, 01/01/35 (b)	7,228	7,357
3.701%, 12M LIBOR + 1.680%, 12/01/34 (b)	21,130	21,315
3.716%, 12M LIBOR + 1.670%, 11/01/34 (b)	38,587	38,888
3.760%, 12M LIBOR + 1.885%, 11/01/32 (b)	23,102	23,391
3.802%, 12M MTA + 1.748%, 11/01/35 (b)	111,656	111,720
3.858%, 1Y H15 + 2.196%, 02/01/35 (b)	47,655	48,159
3.954%, 12M LIBOR + 1.618%, 03/01/33 (b)	1,676	1,690
4.018%, 1Y H15 + 2.074%, 10/01/35 (b)	127,412	128,873
4.060%, 12M LIBOR + 1.810%, 09/01/34 (b)	352,802	357,200
4.107%, 12M LIBOR + 1.366%, 03/01/35 (b)	17,469	17,453
4.146%, COFI + 1.926%, 12/01/36 (b)	73,609	75,614
4.165%, 1Y H15 + 2.171%, 11/01/35 (b)	232,342	233,825
4.235%, 1Y H15 + 2.215%, 09/01/31 (b)	27,077	27,343

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
4.349%, 1Y H15 + 2.360%, 11/01/34 (b)	948,298	963,062
4.389%, 1Y H15 + 2.306%, 04/01/34 (b)	3,418	3,466
4.413%, 12M LIBOR + 1.750%, 08/01/35 (b)	233,176	235,641
4.435%, 1Y H15 + 2.067%, 10/01/28 (b)	62,793	63,412
4.512%, 12M LIBOR + 1.634%, 05/01/35 (b)	26,266	26,459
4.521%, 1Y H15 + 2.208%, 07/01/33 (b)	11,711	11,813
4.526%, 12M LIBOR + 1.699%, 09/01/32 (b)	61,782	62,300
4.531%, 1Y H15 + 2.156%, 07/01/32 (b)	17,610	17,709
4.535%, 12M LIBOR + 1.660%, 05/01/34 (b)	268,187	271,057
4.598%, 1Y H15 + 2.223%, 08/01/35 (b)	111,406	112,074
4.817%, 1Y H15 + 2.313%, 05/01/35 (b)	140,723	141,372
4.835%, 12M LIBOR + 1.810%, 04/01/35 (b)	54,856	55,679
5.020%, COFI + 1.729%, 09/01/34 (b)	10,464	11,000
Fannie Mae Pool
2.310%, 08/01/22	8,105,589	8,318,497
2.870%, 09/01/27	7,300,000	8,046,710
3.320%, 05/01/28	17,700,000	20,105,385
3.330%, 11/01/21	1,342,001	1,374,796
Fannie Mae REMICS (CMO)
1.012%, 1M LIBOR + 0.400%, 09/18/31 (b)	133,959	132,878
1.847%, 1M LIBOR + 0.900%, 04/25/32 (b)	43,580	44,145
3.958%, 05/25/35 (b)	452,660	472,719
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	60,646	66,082
4.000%, 09/01/30	275,183	299,935
4.000%, 10/01/30	15,786	17,212
5.500%, 04/01/21	2,131	2,330
5.500%, 12/01/22	189	206
5.500%, 03/01/23	39,982	43,707
5.500%, 06/01/26	806	881
5.500%, 08/01/26	632	691
5.500%, 06/01/27	17,647	19,291
5.500%, 12/01/27	30,336	33,190
5.500%, 01/01/28	23,474	25,735
5.500%, 02/01/28	5,155	5,641
5.500%, 05/01/28	45,931	50,362
5.500%, 06/01/28	85,702	93,905
6.000%, 03/01/21	3,675	4,064
6.000%, 01/01/22	25,946	28,691
6.000%, 10/01/22	144,007	159,241
6.000%, 04/01/23	7,824	8,652
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	196,097	212,041
4.500%, 04/01/34	15,655	17,121
4.500%, 06/01/35	48,699	53,254
4.500%, 04/01/41	114,757	125,533
4.500%, 10/01/41	75,770	82,896
5.500%, 01/01/33	963	1,079
5.500%, 05/01/33	1,112	1,254
5.500%, 08/01/33	1,335	1,507
5.500%, 10/01/33	2,332	2,582
5.500%, 01/01/34	1,248	1,408
5.500%, 09/01/34	16,780	18,600
5.500%, 01/01/35	22,715	25,681
5.500%, 07/01/35	1,235	1,396

BHFTI-293

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 10/01/35	28,940	$31,641
5.500%, 11/01/35	45,468	50,312
5.500%, 12/01/35	30,568	34,624
5.500%, 01/01/36	21,054	23,824
5.500%, 02/01/36	33,522	36,695
5.500%, 04/01/36	13,130	14,847
5.500%, 06/01/36	1,090,760	1,235,550
5.500%, 07/01/36	23,050	26,132
5.500%, 08/01/36	56,769	63,346
5.500%, 10/01/36	10,168	11,345
5.500%, 12/01/36	166,729	189,077
5.500%, 02/01/37	13,007	14,463
5.500%, 03/01/37	11,908	13,473
5.500%, 04/01/37	30,203	33,168
5.500%, 06/01/37	51,490	57,535
5.500%, 07/01/37	151,343	171,439
5.500%, 08/01/37	50,916	57,558
5.500%, 09/01/37	9,723	11,017
5.500%, 10/01/37	7,064	8,009
5.500%, 11/01/37	171,668	194,594
5.500%, 12/01/37	7,576	8,485
5.500%, 01/01/38	54,028	61,199
5.500%, 02/01/38	138,793	157,299
5.500%, 03/01/38	62,031	69,743
5.500%, 04/01/38	142,365	161,153
5.500%, 05/01/38	66,156	74,780
5.500%, 06/01/38	213,514	241,752
5.500%, 07/01/38	273,192	309,340
5.500%, 08/01/38	741,505	840,583
5.500%, 09/01/38	203,041	229,932
5.500%, 10/01/38	5,900,675	6,683,854
5.500%, 11/01/38	2,132,133	2,410,175
5.500%, 12/01/38	5,710	6,243
5.500%, 01/01/39	483,944	548,567
5.500%, 02/01/39	78,336	87,225
5.500%, 03/01/39	53,101	60,172
5.500%, 06/01/39	1,757,518	1,990,809
5.500%, 09/01/39	38,322	43,441
5.500%, 02/01/40	61,107	69,157
5.500%, 03/01/40	9,296	10,509
5.500%, 05/01/40	1,832	2,077
5.500%, 08/01/40	60,164	68,138
Freddie Mac 30 Yr. Pool
4.000%, 09/01/48	3,342,313	3,563,658
4.000%, 10/01/48	3,464,313	3,693,856
4.000%, 01/01/49	8,760,149	9,340,478
Freddie Mac ARM Non-Gold Pool
3.621%, 12M LIBOR + 1.621%, 02/01/35 (b)	13,910	14,004
3.625%, 12M LIBOR + 1.625%, 02/01/35 (b)	27,632	27,845
3.677%, 12M LIBOR + 1.677%, 01/01/35 (b)	14,632	14,751
3.678%, 12M LIBOR + 1.678%, 02/01/35 (b)	16,839	16,989
3.745%, 1Y H15 + 2.108%, 02/01/35 (b)	28,121	28,362
3.752%, 12M LIBOR + 1.345%, 09/01/35 (b)	100,293	99,832
3.777%, 1Y H15 + 2.250%, 02/01/35 (b)	32,931	33,378
3.871%, 12M LIBOR + 1.889%, 11/01/34 (b)	15,197	15,413

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
3.891%, 1Y H15 + 2.250%, 01/01/35 (b)	86,809	88,010
3.901%, 12M LIBOR + 1.901%, 02/01/35 (b)	25,016	25,450
4.006%, 1Y H15 + 2.250%, 11/01/34 (b)	35,367	35,825
4.007%, 1Y H15 + 2.107%, 10/01/34 (b)	26,291	26,467
4.010%, 12M LIBOR + 1.900%, 11/01/34 (b)	12,122	12,319
4.031%, 1Y H15 + 2.250%, 11/01/31 (b)	13,557	13,719
4.096%, 12M LIBOR + 1.900%, 11/01/34 (b)	3,621	3,652
4.211%, 12M LIBOR + 1.961%, 08/01/32 (b)	43,026	43,415
4.220%, 1Y H15 + 2.222%, 09/01/35 (b)	211,525	213,254
4.354%, 1Y H15 + 2.250%, 08/01/35 (b)	169,984	171,455
4.474%, 1Y H15 + 2.250%, 06/01/35 (b)	421,166	424,638
4.502%, 1Y H15 + 2.465%, 01/01/29 (b)	188,796	190,513
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.236%, 08/25/22 (b) (c)	40,005,944	982,458
Freddie Mac REMICS (CMO)
0.955%, 1M LIBOR + 0.250%, 07/15/34 (b)	23,829	23,730
1.105%, 1M LIBOR + 0.400%, 06/15/41 (b)	6,572,722	6,513,568
3.375%, PRIME - 1.375%, 11/15/23 (b)	103,156	104,514
3.500%, 01/15/42	26,606,341	29,036,322
6.500%, 01/15/24	6,622	7,132
Freddie Mac Structured Pass-Through Securities (CMO)
3.166%, 12M MTA + 1.200%, 10/25/44 (b)	595,769	586,139
3.189%, 12M MTA + 1.200%, 02/25/45 (b)	52,743	51,589
3.366%, 12M MTA + 1.400%, 07/25/44 (b)	2,931,583	3,077,518
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (a)	7,000,000	7,404,384
4.000%, TBA (a)	11,000,000	11,693,279
5.000%, 10/15/33	5,589	6,041
5.000%, 12/15/33	19,860	22,044
5.000%, 05/15/34	4,641	5,158
5.000%, 07/15/34	667	721
5.000%, 11/15/35	2,325	2,533
5.000%, 03/15/36	1,595	1,778
5.000%, 10/15/38	424,546	473,179
5.000%, 02/15/39	64,097	71,377
5.000%, 03/15/39	102,543	114,304
5.000%, 04/15/39	627,403	693,711
5.000%, 05/15/39	2,173,464	2,421,975
5.000%, 06/15/39	689,051	766,461
5.000%, 09/15/39	219,178	243,003
5.000%, 05/15/40	22,619	25,196
5.000%, 09/15/40	244,060	270,681
5.000%, 12/15/40	18,138	20,208
5.000%, 07/15/41	11,893	12,842
5.000%, 09/15/47	187,180	202,754
5.000%, TBA (a)	15,000,000	16,199,414
7.000%, 10/15/23	936	947
7.500%, 01/15/26	1,623	1,769
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (a)	25,000,000	26,432,304
4.000%, 10/20/44	1,125,745	1,227,072
4.000%, 01/20/45	1,781,507	1,941,698
4.000%, 06/20/47	13,008,209	13,995,930

BHFTI-294

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 03/20/48	7,502,808	$8,066,797
4.000%, 04/20/48	1,932,644	2,077,954
4.000%, 06/20/48	7,636,709	8,165,237
4.000%, TBA (a)	492,300,000	523,255,030
4.500%, 02/20/49	9,212,869	9,787,771
4.500%, TBA (a)	162,100,000	172,060,285
5.000%, 08/20/48	12,998,801	13,991,058
5.000%, 04/20/49	31,247,156	33,375,641
5.000%, 06/20/49	305,000	324,557
5.000%, TBA (a)	101,995,000	108,449,371
Ginnie Mae II ARM Pool
3.125%, 1Y H15 + 1.500%, 11/20/26 (b)	9,430	9,553
3.125%, 1Y H15 + 1.500%, 11/20/27 (b)	8,190	8,322
3.125%, 1Y H15 + 1.500%, 10/20/28 (b)	3,451	3,490
3.125%, 1Y H15 + 1.500%, 10/20/29 (b)	3,569	3,685
3.125%, 1Y H15 + 1.500%, 10/20/30 (b)	2,346	2,376
3.125%, 1Y H15 + 1.500%, 11/20/30 (b)	19,726	19,934
3.250%, 1Y H15 + 1.500%, 08/20/27 (b)	22,184	22,502
3.250%, 1Y H15 + 1.500%, 09/20/27 (b)	49,212	49,950
3.250%, 1Y H15 + 1.500%, 07/20/29 (b)	4,981	5,140
3.250%, 1Y H15 + 1.500%, 08/20/29 (b)	5,484	5,660
3.250%, 1Y H15 + 1.500%, 09/20/29 (b)	4,899	4,942
3.250%, 1Y H15 + 1.500%, 08/20/31 (b)	1,445	1,493
3.250%, 1Y H15 + 1.500%, 07/20/32 (b)	3,619	3,665
3.250%, 1Y H15 + 1.500%, 09/20/33 (b)	27,899	28,837
3.625%, 1Y H15 + 2.000%, 10/20/31 (b)	4,733	4,776
3.875%, 1Y H15 + 1.500%, 04/20/22 (b)	153	155
3.875%, 1Y H15 + 1.500%, 05/20/26 (b)	7,882	7,961
3.875%, 1Y H15 + 1.500%, 06/20/27 (b)	2,729	2,776
3.875%, 1Y H15 + 1.500%, 05/20/28 (b)	3,243	3,348
3.875%, 1Y H15 + 1.500%, 05/20/29 (b)	4,862	5,022
3.875%, 1Y H15 + 1.500%, 04/20/30 (b)	8,757	9,094
3.875%, 1Y H15 + 1.500%, 05/20/30 (b)	16,580	17,220
3.875%, 1Y H15 + 1.500%, 06/20/30 (b)	5,949	6,148
3.875%, 1Y H15 + 1.500%, 04/20/31 (b)	6,676	6,742
3.875%, 1Y H15 + 1.500%, 04/20/32 (b)	4,262	4,322
3.875%, 1Y H15 + 1.500%, 05/20/32 (b)	7,300	7,366
4.000%, 1Y H15 + 1.500%, 02/20/22 (b)	1,741	1,752
4.000%, 1Y H15 + 1.500%, 01/20/23 (b)	4,766	4,855
4.000%, 1Y H15 + 1.500%, 02/20/26 (b)	4,730	4,807
4.000%, 1Y H15 + 1.500%, 01/20/27 (b)	2,202	2,212
4.000%, 1Y H15 + 1.500%, 02/20/27 (b)	1,375	1,389
4.000%, 1Y H15 + 1.500%, 02/20/28 (b)	5,729	5,766
4.000%, 1Y H15 + 1.500%, 03/20/28 (b)	6,764	6,836
4.000%, 1Y H15 + 1.500%, 01/20/30 (b)	18,243	18,779
4.000%, 1Y H15 + 1.500%, 03/20/32 (b)	272	280
4.000%, 1Y H15 + 1.500%, 03/20/33 (b)	2,579	2,658
Government National Mortgage Association (CMO)
2.002%, 1M LIBOR + 0.340%, 12/20/62 (b)	225,937	223,021
2.262%, 1M LIBOR + 0.600%, 08/20/65 (b)	3,267,505	3,210,263
2.262%, 1M LIBOR + 0.600%, 10/20/65 (b)	7,254,836	7,188,897
2.312%, 1M LIBOR + 0.650%, 06/20/66 (b)	5,184,915	5,149,815
2.512%, 1M LIBOR + 0.850%, 09/20/66 (b)	8,736,183	8,654,907
2.662%, 1M LIBOR + 1.000%, 12/20/65 (b)	22,559,782	22,491,240
2.662%, 1M LIBOR + 1.000%, 01/20/67 (b)	10,200,343	10,166,471

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
2.916%, 12M LIBOR + 0.800%, 09/20/67 (b)	9,459,801	9,468,677
4.993%, 09/20/66 (b)	11,283,807	12,198,845
Uniform Mortgage-Backed Securities
2.500%, TBA (a)	227,100,000	234,375,719
3.000%, TBA (a)	147,000,000	153,608,867
3.000%, TBA (a)	419,500,000	439,277,655
3.500%, TBA (a)	352,926,000	373,022,720
4.000%, TBA (a)	203,230,000	216,922,659
4.500%, TBA (a)	100,000	104,570
5.500%, TBA (a)	12,000,000	13,140,000
6.000%, TBA (a)	6,500,000	7,198,750

		2,759,840,237

U.S. Treasury—35.9%
U.S. Treasury Bonds
2.000%, 02/15/50 (d)	59,800,000	69,454,430
2.750%, 08/15/42 (d)	39,000,000	50,361,797
2.750%, 11/15/42 (d) (e)	63,400,000	81,899,922
2.875%, 05/15/43 (d) (e)	83,700,000	110,294,368
2.875%, 08/15/45	30,200,000	40,379,523
3.000%, 11/15/44 (e)	50,400,000	68,232,937
3.125%, 02/15/42	15,800,000	21,596,008
3.125%, 02/15/43	20,000,000	27,353,125
3.125%, 08/15/44 (e)	116,300,000	160,325,910
3.375%, 05/15/44	18,000,000	25,732,969
3.625%, 08/15/43 (d) (f)	21,900,000	32,292,234
3.625%, 02/15/44	19,500,000	28,852,383
3.750%, 11/15/43	28,100,000	42,250,984
4.250%, 05/15/39	9,600,000	14,923,500
4.375%, 11/15/39 (e)	57,100,000	90,345,137
4.375%, 05/15/40	11,900,000	18,920,535
4.500%, 08/15/39	15,100,000	24,180,055
4.625%, 02/15/40	12,800,000	20,906,000
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42 (g)	27,738,936	31,074,021
0.750%, 02/15/45 (g)	6,353,146	7,264,863
0.875%, 02/15/47 (g)	20,516,160	24,425,809
1.000%, 02/15/48 (g)	18,826,765	23,197,121
1.375%, 02/15/44 (g)	6,751,175	8,664,021
U.S. Treasury Inflation Indexed Notes
0.250%, 07/15/29 (d) (g)	12,907,392	13,415,231
0.375%, 01/15/27 (g)	38,334,379	39,263,768
0.375%, 07/15/27 (g) (h)	10,544,500	10,855,064
0.625%, 04/15/23 (g)	42,264,508	42,587,229
0.625%, 01/15/26 (d) (g)	23,664,990	24,453,045
0.750%, 07/15/28 (d) (g)	70,420,057	75,396,831
0.875%, 01/15/29 (d) (g)	84,684,837	92,095,892
U.S. Treasury Notes
1.750%, 09/30/22 (f) (h)	20,400,000	21,166,594
1.750%, 06/30/24 (d) (i)	38,200,000	40,456,187
1.875%, 07/31/22 (d) (f) (h)	102,600,000	106,419,445
1.875%, 08/31/22 (d) (f) (h) (i)	31,200,000	32,417,531
2.000%, 10/31/22 (f) (h) (i)	3,300,000	3,447,469
2.125%, 07/31/24 (d) (f) (h)	24,800,000	26,675,500
2.125%, 09/30/24 (d)	89,200,000	96,224,500

BHFTI-295

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 11/15/24 (d) (e)	110,600,000	$120,113,328
2.250%, 08/15/27 (d)	24,360,000	27,344,100
2.625%, 02/15/29 (d)	29,260,000	34,213,627

		1,829,472,993

Total U.S. Treasury & Government Agencies (Cost $4,314,690,492)		4,589,313,230

Corporate Bonds & Notes—45.0%

Aerospace/Defense—0.1%
Spirit AeroSystems, Inc.
3.950%, 06/15/23	4,100,000	3,555,098
4.600%, 06/15/28	1,600,000	1,375,822
United Technologies Corp. 3.650%, 08/16/23	1,424,000	1,497,229

		6,428,149

Agriculture—0.6%
BAT Capital Corp. 2.764%, 08/15/22	5,900,000	5,810,834
BAT International Finance plc 3.250%, 06/07/22 (144A)	3,172,000	3,157,363
Imperial Brands Finance plc
3.125%, 07/26/24 (144A)	6,300,000	6,159,132
3.875%, 07/26/29 (144A)	12,800,000	11,982,609
Reynolds American, Inc. 6.875%, 05/01/20	4,400,000	4,411,497

		31,521,435

Airlines—0.5%
American Airlines Pass-Through Trust 3.700%, 10/01/26	1,235,100	1,190,026
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A) †	1,752,419	1,528,506
Delta Air Lines Pass-Through Trust 6.821%, 08/10/22	11,616,179	12,232,963
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	2,678,095	2,410,286
4.500%, 11/15/23	1,758,783	1,494,965
United Airlines Pass-Through Trust
2.875%, 10/07/28	4,471,380	4,148,998
3.450%, 07/07/28	2,517,454	2,329,287

		25,335,031

Auto Manufacturers—4.2%
BMW Finance NV
2.250%, 08/12/22 (144A)	13,500,000	12,916,840
Daimler Finance North America LLC
2.550%, 08/15/22 (144A)	16,100,000	15,435,863
2.563%, 3M LIBOR + 0.880%, 02/22/22 (144A) (b)	16,100,000	15,184,658
2.875%, 03/10/21 (144A)	4,200,000	4,157,016
3.400%, 02/22/22 (144A)	16,100,000	15,646,447

Auto Manufacturers—(Continued)
Daimler Finance North America LLC
3.750%, 11/05/21 (144A)	3,400,000	3,370,480
FCE Bank plc 1.875%, 06/24/21 (EUR)	1,400,000	1,420,534
Ford Motor Credit Co. LLC
0.017%, 3M EURIBOR + 0.430%, 05/14/21 (EUR) (b)	2,500,000	2,591,814
2.134%, 3M LIBOR + 0.930%, 09/24/20 (b)	14,000,000	13,300,000
2.710%, 3M LIBOR + 0.810%, 04/05/21 (b)	3,200,000	2,960,000
2.843%, 3M LIBOR + 1.080%, 08/03/22 (b)	2,700,000	2,213,022
2.927%, 3M LIBOR + 1.235%, 02/15/23 (b)	13,000,000	10,260,648
3.157%, 08/04/20	2,300,000	2,242,845
3.200%, 01/15/21	5,000,000	4,831,250
4.250%, 09/20/22	3,600,000	3,373,920
5.014%, 3M LIBOR + 3.140%, 01/07/22 (b)	13,300,000	10,771,234
General Motors Financial Co., Inc.
2.450%, 11/06/20	12,100,000	11,741,674
2.685%, 3M LIBOR + 1.310%, 06/30/22 (b)	1,100,000	874,068
3.200%, 07/13/20	18,300,000	18,246,620
3.550%, 07/08/22	8,400,000	7,760,507
Nissan Motor Acceptance Corp.
2.650%, 07/13/22 (144A)	2,219,000	2,142,871
2.800%, 01/13/22 (144A)	3,200,000	3,048,881
Volkswagen Bank GmbH
1.875%, 01/31/24 (EUR)	4,600,000	4,973,342
2.500%, 07/31/26 (EUR)	3,000,000	3,240,791
Volkswagen Group of America Finance LLC
2.653%, 3M LIBOR + 0.940%, 11/12/21 (144A) (b)	13,600,000	13,308,947
2.850%, 09/26/24 (144A)	13,300,000	12,538,141
3.875%, 11/13/20 (144A)	2,500,000	2,491,981
4.000%, 11/12/21 (144A)	1,000,000	989,060
4.625%, 11/13/25 (144A)	10,900,000	11,247,096

		213,280,550

Auto Parts & Equipment—0.0%
ZF North America Capital, Inc. 4.000%, 04/29/20 (144A)	800,000	796,000

Banks—16.1%
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (j)	1,700,000	299,989
4.750%, 01/15/18 (EUR) (j)	3,100,000	547,038
Bank of America Corp.
2.083%, 3M LIBOR + 0.650%, 10/01/21 (b)	18,000,000	17,594,539
3.550%, 3M LIBOR + 0.780%, 03/05/24 (b)	4,200,000	4,353,709
4.125%, 01/22/24	2,130,000	2,270,873
Bank of Ireland 7.375%, 5Y EUR Swap + 6.956%, 06/18/20 (EUR) (b)	1,200,000	1,269,672
Barclays Bank plc
7.625%, 11/21/22	1,500,000	1,534,500
10.179%, 06/12/21 (144A)	17,900,000	19,024,263
Barclays plc
2.375%, 1Y GBP Swap+ 1.320%, 10/06/23 (GBP) (b)	2,600,000	3,130,801
3.072%, 3M LIBOR + 1.380%, 05/16/24 (b)	100,000	88,061
3.125%, 01/17/24 (GBP)	4,400,000	5,327,517

BHFTI-296

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays plc
3.200%, 08/10/21	5,000,000	$4,948,800
3.844%, 3M LIBOR + 2.110%, 08/10/21 (b)	6,400,000	6,181,232
4.338%, 3M LIBOR + 1.356%, 05/16/24 (b)	700,000	675,319
4.610%, 3M LIBOR + 1.400%, 02/15/23 (b)	18,200,000	18,517,357
4.972%, 3M LIBOR + 1.902%, 05/16/29 (b)	2,000,000	2,157,681
BBVA Bancomer S.A. 6.500%, 03/10/21	1,873,000	1,876,371
BBVA U.S.A. 1.498%, 3M LIBOR + 0.730%, 06/11/21 (b)	14,400,000	13,974,311
BNP Paribas S.A.
2.950%, 05/23/22 (144A)	14,200,000	13,777,430
3.500%, 03/01/23 (144A)	14,400,000	14,443,952
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	17,136,170
CIT Group, Inc.
4.125%, 03/09/21	11,500,000	11,327,500
5.250%, 03/07/25	11,000,000	10,725,000
Citibank N.A.
2.844%, 3M LIBOR + 0.596%, 05/20/22 (b)	5,000,000	5,008,023
3.400%, 07/23/21	14,800,000	15,026,093
Citigroup, Inc.
2.484%, 3M LIBOR + 0.690%, 10/27/22 (b)	10,600,000	10,023,764
2.754%, 3M LIBOR + 0.960%, 04/25/22 (b)	18,000,000	17,623,711
Cooperative Rabobank UA
3.875%, 09/26/23 (144A)	1,200,000	1,233,799
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	5,400,000	5,687,652
6.625%, 06/29/21 (EUR)	1,800,000	1,890,921
Credit Suisse Group AG
2.024%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	10,400,000	9,187,374
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	15,700,000	15,432,117
7.250%, 5Y H15 + 4.332%, 09/12/25 (144A) (b)	5,500,000	4,991,250
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/22	18,300,000	18,605,390
3.800%, 06/09/23	6,100,000	6,238,763
Deutsche Bank AG
2.700%, 07/13/20	17,200,000	16,862,357
3.150%, 01/22/21	8,200,000	8,011,002
3.300%, 11/16/22	9,500,000	8,898,435
3.375%, 05/12/21	30,500,000	28,892,921
4.250%, 02/04/21	7,800,000	7,490,203
4.250%, 10/14/21	7,700,000	7,324,607
Goldman Sachs Group, Inc. (The)
3.200%, 02/23/23	8,700,000	8,877,667
3.750%, 05/22/25	5,375,000	5,564,902
HSBC Holdings plc
2.292%, 3M LIBOR + 0.600%, 05/18/21 (b)	13,900,000	13,615,517
3.033%, 3M LIBOR + 0.923%, 11/22/23 (b)	7,100,000	7,047,637
3.239%, 3M LIBOR + 2.240%, 03/08/21 (b)	9,600,000	9,544,579
3.400%, 03/08/21	14,900,000	14,981,975
3.400%, 3M LIBOR + 1.500%, 01/05/22 (b)	11,500,000	11,026,005
ING Groep NV
4.100%, 10/02/23	14,000,000	14,366,938
4.625%, 01/06/26 (144A)	7,900,000	8,326,276

Banks—(Continued)
JPMorgan Chase & Co.
2.099%, 3M LIBOR + 1.100%, 06/07/21 (b)	17,000,000	16,934,210
2.694%, 3M LIBOR + 0.900%, 04/25/23 (b)	8,000,000	7,716,087
3.797%, 3M LIBOR + 0.890%, 07/23/24 (b)	4,400,000	4,605,058
JPMorgan Chase Bank N.A. 2.134%, 3M LIBOR + 0.340%, 04/26/21 (b)	25,000,000	24,363,111
Lloyds Bank plc
3.300%, 05/07/21	12,900,000	12,902,027
7.500%, 04/02/32 (k)	13,000,000	11,616,267
Lloyds Banking Group plc
4.050%, 08/16/23	14,900,000	15,496,638
7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (b)	11,400,000	11,894,352
Mitsubishi UFJ Financial Group, Inc.
2.527%, 09/13/23	13,400,000	13,283,408
3.455%, 03/02/23	17,700,000	18,120,386
Mizuho Financial Group, Inc. 2.226%, 3M LIBOR + 0.830%, 05/25/26 (b)	5,900,000	5,782,266
Morgan Stanley 3.737%, 3M LIBOR + 0.847%, 04/24/24 (b)	15,500,000	15,959,079
National Australia Bank, Ltd. 3.625%, 06/20/23	14,800,000	15,073,571
Oversea-Chinese Banking Corp., Ltd. 2.142%, 3M LIBOR + 0.450%, 05/17/21 (144A) (b)	9,500,000	9,441,105
Royal Bank of Scotland Group plc
2.000%, 3M EURIBOR + 2.039%, 03/08/23 (EUR) (b)	3,300,000	3,583,337
2.500%, 03/22/23 (EUR)	11,943,000	13,057,121
Santander UK Group Holdings plc 7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (b)	400,000	406,167
Skandinaviska Enskilda Banken AB 3.250%, 05/17/21 (144A)	14,600,000	14,617,520
Societe Generale S.A.
2.625%, 09/16/20 (144A)	300,000	296,030
4.250%, 09/14/23 (144A)	13,900,000	14,235,638
Standard Chartered plc
2.744%, 3M LIBOR + 1.200%, 09/10/22 (144A) (b)	13,500,000	13,364,577
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (b)	14,300,000	14,356,071
Sumitomo Mitsui Financial Group, Inc. 2.696%, 07/16/24	12,900,000	12,892,277
Synchrony Bank 3.650%, 05/24/21	14,900,000	14,714,839
UBS AG 7.625%, 08/17/22	3,600,000	3,708,000
UBS Group AG 4.125%, 04/15/26 (144A)	10,200,000	10,335,257
UBS Group Funding Switzerland AG 3.000%, 04/15/21 (144A)	14,000,000	14,027,016
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	31,698,515
Virgin Money UK plc 4.000%, 1Y GBP SWAP + 3.750%, 09/03/27 (GBP) (b)	500,000	575,556
Wells Fargo & Co. 3.000%, 02/19/25	6,000,000	6,192,534
Wells Fargo Bank N.A. 2.897%, 3M LIBOR + 0.610%, 05/27/22 (b)	16,100,000	16,184,632

		820,394,615

BHFTI-297

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.4%
Keurig Dr Pepper, Inc. 4.057%, 05/25/23	14,600,000	$15,204,896
Pernod Ricard S.A.
4.250%, 07/15/22 (144A)	4,000,000	4,031,877
4.450%, 01/15/22 (144A)	1,700,000	1,746,289

		20,983,062

Building Materials—0.1%
Masco Corp. 3.500%, 04/01/21	3,800,000	3,805,020

Chemicals—0.2%
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	8,200,000	8,236,837

Commercial Services—0.4%
Central Nippon Expressway Co., Ltd. 2.323%, 3M LIBOR + 0.560%, 11/02/21 (b)	2,600,000	2,612,072
Equifax, Inc. 3.600%, 08/15/21	3,645,000	3,635,304
PayPal Holdings, Inc. 2.400%, 10/01/24	13,300,000	13,365,194

		19,612,570

Computers—0.7%
Apple, Inc. 3.000%, 06/20/27	8,300,000	8,980,273
Dell International LLC / EMC Corp.
4.420%, 06/15/21 (144A)	17,700,000	17,890,003
5.450%, 06/15/23 (144A)	9,600,000	9,851,147
EMC Corp. 2.650%, 06/01/20	1,227,000	1,220,006

		37,941,429

Distribution/Wholesale—0.1%
Toyota Tsusho Corp. 3.625%, 09/13/23	2,600,000	2,546,033

Diversified Financial Services—3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	3,800,000	3,153,983
4.125%, 07/03/23	6,300,000	5,351,394
4.450%, 10/01/25	15,000,000	13,208,533
4.625%, 10/30/20	5,300,000	5,141,308
4.625%, 07/01/22	3,225,000	2,611,586
Air Lease Corp.
3.500%, 01/15/22	2,000,000	1,822,661
3.875%, 07/03/23	1,700,000	1,537,345
Aircastle, Ltd. 5.500%, 02/15/22	4,498,000	4,094,921
Avolon Holdings Funding, Ltd. 5.500%, 01/15/23 (144A)	1,600,000	1,435,481
B3 S.A. Brasil Bolsa Balcao 5.500%, 07/16/20	1,000,000	989,260

Diversified Financial Services—(Continued)
BOC Aviation, Ltd. 4.000%, 01/25/24	2,500,000	2,683,644
Capital One Financial Corp.
2.220%, 3M LIBOR + 0.450%, 10/30/20 (b)	9,100,000	8,960,849
4.250%, 04/30/25	10,000,000	10,247,036
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	17,900,000	18,073,424
Emerald Bay S.A. Zero Coupon, 10/08/20 (144A) (EUR)	3,294,000	3,505,796
GE Capital UK Funding Unlimited Co. 5.875%, 11/04/20 (GBP)	10,800,000	13,628,754
Intercontinental Exchange, Inc.
2.350%, 09/15/22	12,500,000	12,628,416
International Lease Finance Corp. 4.625%, 04/15/21	2,000,000	1,846,429
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	12,834,594
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.406%, 02/28/22 (144A)	200,000	199,152
3.960%, 09/19/23 (144A)	5,045,000	5,040,798
Navient Corp. 7.250%, 01/25/22	3,200,000	3,126,240
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	9,000,000	7,805,779
Springleaf Finance Corp.
6.125%, 05/15/22	9,100,000	9,233,770
6.875%, 03/15/25	11,800,000	11,884,016
8.250%, 12/15/20	7,100,000	7,100,000

		168,145,169

Electric—2.7%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30 (144A)	4,700,000	3,853,368
Duke Energy Corp.
1.418%, 3M LIBOR + 0.650%, 03/11/22 (b)	13,500,000	13,158,610
3.550%, 09/15/21	992,000	1,005,368
Edison International
3.125%, 11/15/22	7,400,000	7,271,635
3.550%, 11/15/24	3,600,000	3,575,926
Enel Finance International NV
2.875%, 05/25/22 (144A)	9,000,000	8,705,203
4.250%, 09/14/23 (144A)	14,900,000	15,242,267
Entergy Corp. 5.125%, 09/15/20	1,000,000	999,773
Evergy, Inc. 2.450%, 09/15/24	13,500,000	13,245,087
Eversource Energy 2.750%, 03/15/22	6,100,000	6,186,505
FirstEnergy Corp. 3.900%, 07/15/27	1,300,000	1,313,975
IPALCO Enterprises, Inc. 3.450%, 07/15/20	7,653,000	7,651,869
NextEra Energy Capital Holdings, Inc.
2.403%, 09/01/21	7,500,000	7,487,101
3.200%, 02/25/22	13,500,000	13,665,184

BHFTI-298

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
NextEra Energy Capital Holdings, Inc.
3.250%, 04/01/26	2,800,000	$2,897,841
3.300%, 08/15/22	3,600,000	3,654,019
Progress Energy, Inc. 4.400%, 01/15/21	3,600,000	3,629,913
Public Service Enterprise Group, Inc. 2.650%, 11/15/22	2,700,000	2,680,200
Sempra Energy 1.191%, 3M LIBOR + 0.450%, 03/15/21 (b)	17,600,000	17,344,598
Southern Co. (The) 2.350%, 07/01/21	5,812,000	5,826,761

		139,395,203

Electronics—0.3%
Arrow Electronics, Inc. 3.250%, 09/08/24	6,150,000	5,814,325
Flex, Ltd.
4.875%, 06/15/29	8,160,000	7,746,305
Flextronics International, Ltd. 5.000%, 02/15/23	1,700,000	1,701,520

		15,262,150

Energy-Alternate Sources—0.1%
Azure Power Solar Energy Pvt. Ltd. 5.650%, 12/24/24 (144A)	8,800,000	7,480,000

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty, Ltd. 3.900%, 03/22/23 (144A)	3,100,000	3,175,526

Environmental Control—0.0%
Republic Services, Inc. 3.550%, 06/01/22	1,400,000	1,436,252

Food—1.0%
Campbell Soup Co.
1.371%, 3M LIBOR + 0.630%, 03/15/21 (b)	10,233,000	9,907,559
2.500%, 08/02/22	3,680,000	3,664,801
3.650%, 03/15/23	2,343,000	2,386,478
Conagra Brands, Inc. 3.800%, 10/22/21	1,300,000	1,310,129
Danone S.A.
2.077%, 11/02/21 (144A)	13,943,000	13,956,647
2.589%, 11/02/23 (144A)	3,858,000	3,823,567
General Mills, Inc. 2.383%, 3M LIBOR + 0.540%, 04/16/21 (b)	4,200,000	4,088,949
Kraft Heinz Foods Co. 2.800%, 07/02/20	227,000	225,314
Mondelez International, Inc. 3.625%, 05/07/23	11,500,000	12,066,083

		51,429,527

Healthcare-Products—0.3%
Boston Scientific Corp. 3.375%, 05/15/22	2,200,000	2,269,686
Covidien International Finance S.A. 3.200%, 06/15/22	7,670,000	7,929,358
Zimmer Biomet Holdings, Inc. 1.802%, 3M LIBOR + 0.750%, 03/19/21 (b)	3,395,000	3,354,078

		13,553,122

Home Builders—0.1%
DR Horton, Inc. 4.375%, 09/15/22	4,700,000	4,787,083

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc 1.764%, 3M LIBOR + 0.560%, 06/24/22 (144A) (b)	10,600,000	10,223,223

Housewares—0.1%
Newell Brands, Inc. 4.100%, 04/01/23	4,876,000	4,910,349

Insurance—0.9%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	144	199
Ambac LSNI LLC 6.450%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	3,442,282	3,270,168
AXA Equitable Holdings, Inc. 3.900%, 04/20/23	10,000,000	9,964,213
Guardian Life Global Funding 3.400%, 04/25/23 (144A) (e)	14,600,000	14,933,475
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	13,000,000	12,959,140
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	600,000	645,075
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	2,021,145

		43,793,415

Internet—0.3%
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,510,783
eBay, Inc. 2.750%, 01/30/23	10,250,000	10,051,982

		14,562,765

Lodging—0.6%
Choice Hotels International, Inc. 3.700%, 12/01/29	2,500,000	2,000,000
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,669,078
Marriott International, Inc.
3.600%, 04/15/24	10,500,000	9,762,739
4.150%, 12/01/23	14,100,000	12,916,050
MGM Resorts International 7.750%, 03/15/22	1,100,000	1,089,572

BHFTI-299

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	$3,534,000

		31,971,439

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	14,229,000	14,697,188
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,876,000
Entercom Media Corp. 7.250%, 11/01/24 (144A)	4,000,000	3,340,000
Time Warner Cable LLC 4.000%, 09/01/21	1,000,000	1,001,846

		22,915,034

Miscellaneous Manufacturing—0.3%
General Electric Co. 5.500%, 06/07/21 (GBP)	500,000	638,878
Textron, Inc. 2.284%, 3M LIBOR + 0.550%, 11/10/20 (b)	14,400,000	14,400,687

		15,039,565

Oil & Gas—0.5%
BG Energy Capital plc 4.000%, 10/15/21 (144A)	1,300,000	1,304,953
BP Capital Markets America, Inc.
3.790%, 02/06/24	8,200,000	8,497,083
4.234%, 11/06/28	4,000,000	4,341,278
Continental Resources, Inc. 5.000%, 09/15/22	550,000	340,959
Marathon Oil Corp. 2.800%, 11/01/22	2,200,000	1,683,907
Occidental Petroleum Corp. 2.900%, 08/15/24	12,400,000	6,758,000
Petrobras Global Finance B.V. 6.125%, 01/17/22	2,715,000	2,708,213
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	2,313,370	2,261,342

		27,895,735

Packaging & Containers—0.3%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	15,669,961

Pharmaceuticals—2.0%
AbbVie, Inc.
2.300%, 11/21/22 (144A)	10,200,000	10,190,614
2.850%, 05/14/23	3,000,000	3,041,002
2.900%, 11/06/22	9,075,000	9,179,757
2.950%, 11/21/26 (144A)	5,100,000	5,196,172
3.200%, 05/14/26	1,300,000	1,346,873
3.600%, 05/14/25	700,000	737,500

Pharmaceuticals—(Continued)
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	5,086,819
Bayer U.S. Finance LLC
1.751%, 3M LIBOR + 1.010%, 12/15/23 (144A) (b)	17,400,000	16,107,665
3.875%, 12/15/23 (144A)	2,000,000	2,046,454
CVS Health Corp.
2.750%, 12/01/22	2,900,000	2,919,423
3.350%, 03/09/21	1,540,000	1,550,630
3.750%, 04/01/30	3,900,000	4,035,287
4.300%, 03/25/28	5,000,000	5,310,019
4.750%, 12/01/22	3,300,000	3,493,459
CVS Pass-Through Trust 6.943%, 01/10/30	694,489	865,295
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	1,900,000	1,892,890
Takeda Pharmaceutical Co., Ltd. 4.400%, 11/26/23	16,400,000	17,260,739
Teva Pharmaceutical Finance Netherlands II B.V.
1.250%, 03/31/23 (EUR)	3,700,000	3,575,166
3.250%, 04/15/22 (EUR)	8,000,000	8,392,447

		102,228,211

Pipelines—0.5%
Enbridge, Inc.
1.441%, 3M LIBOR + 0.700%, 06/15/20 (b)	11,500,000	11,376,203
2.195%, 3M LIBOR + 0.500%, 02/18/22 (b)	13,000,000	12,082,459
Midwest Connector Capital Co. LLC 3.625%, 04/01/22 (144A)	2,400,000	2,305,582
Sunoco Logistics Partners Operations L.P. 5.950%, 12/01/25	1,800,000	1,657,911

		27,422,155

Real Estate—0.3%
CPI Property Group S.A. 2.125%, 10/04/24 (EUR)	3,800,000	4,094,664
Logicor Financing Sarl 1.625%, 07/15/27 (EUR)	4,500,000	4,583,762
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 03/20/22 (144A)	1,200,000	1,163,374
3.875%, 03/20/27 (144A)	1,700,000	1,770,852
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,046,393	1,571,810

		13,184,462

Real Estate Investment Trusts—3.5%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,194,888
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	1,884,541
American Tower Corp.
3.375%, 05/15/24	16,000,000	16,073,612
3.500%, 01/31/23	1,807,000	1,819,825
Brandywine Operating Partnership L.P. 4.100%, 10/01/24	7,500,000	7,462,759

BHFTI-300

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Brixmor Operating Partnership L.P.
3.900%, 03/15/27	6,000,000	$5,973,086
4.125%, 06/15/26	5,500,000	5,739,667
CBL & Associates L.P. 5.950%, 12/15/26	7,200,000	1,332,000
Crown Castle International Corp. 5.250%, 01/15/23	8,831,000	9,365,824
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	1,300,000	1,250,556
Digital Realty Trust L.P. 4.750%, 10/01/25	8,000,000	8,345,999
Diversified Healthcare Trust 4.750%, 02/15/28	9,600,000	8,578,472
EPR Properties 3.750%, 08/15/29	2,500,000	1,871,167
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	4,625,000
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	10,171,201
Hudson Pacific Properties L.P. 4.650%, 04/01/29	2,400,000	2,462,960
MPT Operating Partnership L.P. / MPT Finance Corp. 3.692%, 06/05/28 (GBP)	2,000,000	2,343,689
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	9,532,920
Public Storage
2.370%, 09/15/22	2,500,000	2,469,726
3.094%, 09/15/27	15,500,000	14,478,157
Realty Income Corp.
3.875%, 04/15/25	10,700,000	10,943,608
Service Properties Trust 4.375%, 02/15/30	11,490,000	8,710,468
Simon Property Group L.P. 2.750%, 06/01/23	18,690,000	18,419,924
UDR, Inc.
3.500%, 07/01/27	1,900,000	1,845,895
4.400%, 01/26/29	3,400,000	3,527,294
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,640,991
Welltower, Inc. 4.250%, 04/01/26	10,300,000	10,608,906

		176,673,135

Savings & Loans—0.2%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (b)	9,390,000	9,433,500

Semiconductors—0.7%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	9,444,000	9,357,331
Broadcom, Inc.
3.125%, 04/15/21 (144A)	8,400,000	8,297,041
3.125%, 10/15/22 (144A)	4,000,000	3,960,621
Micron Technology, Inc. 4.640%, 02/06/24	9,000,000	9,142,992

Semiconductors—(Continued)
NXP B.V. / NXP Funding LLC 4.625%, 06/01/23 (144A)	3,902,000	4,015,899

		34,773,884

Software—0.8%
Activision Blizzard, Inc. 2.600%, 06/15/22	4,759,000	4,792,437
Oracle Corp.
1.900%, 09/15/21	6,000,000	6,021,085
3.600%, 04/01/40	6,400,000	6,370,915
3.600%, 04/01/50	9,600,000	9,561,297
VMware, Inc. 2.300%, 08/21/20	13,600,000	13,455,103

		40,200,837

Telecommunications—1.4%
AT&T, Inc.
1.964%, 3M LIBOR + 1.180%, 06/12/24 (b)	14,200,000	13,187,569
2.330%, 3M LIBOR + 0.750%, 06/01/21 (b)	16,900,000	16,410,854
2.781%, 3M LIBOR + 0.950%, 07/15/21 (b)	14,900,000	14,641,679
3.400%, 06/15/22	1,800,000	1,843,250
Deutsche Telekom International Finance B.V. 2.820%, 01/19/22 (144A)	700,000	695,053
Sprint Communications, Inc. 6.000%, 11/15/22	1,000,000	1,040,600
Sprint Corp.
7.125%, 06/15/24	1,000,000	1,098,730
7.875%, 09/15/23	2,800,000	3,086,664
Verizon Communications, Inc.
1.741%, 3M LIBOR + 1.000%, 03/16/22 (b)	1,900,000	1,808,438
3.376%, 02/15/25	16,266,000	17,448,082

		71,260,919

Toys/Games/Hobbies—0.2%
Hasbro, Inc. 2.600%, 11/19/22	10,400,000	10,259,611

Trucking & Leasing—0.5%
Aviation Capital Group LLC
2.875%, 01/20/22 (144A)	6,180,000	5,585,519
4.125%, 08/01/25 (144A)	11,500,000	9,895,515
DAE Funding LLC 5.250%, 11/15/21 (144A)	400,000	365,000
NTT Finance Corp. 1.900%, 07/21/21	9,700,000	9,623,825
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	600,000	606,471

		26,076,330

Total Corporate Bonds & Notes (Cost $2,352,671,734)		2,294,039,293

BHFTI-301

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—12.1%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—1.2%
Ally Master Owner Trust 1.025%, 1M LIBOR + 0.320%, 07/15/22 (b)	17,200,000	$16,861,609
Chesapeake Funding II LLC
1.075%, 1M LIBOR + 0.370%, 08/15/30 (144A) (b)	11,067,235	10,831,641
3.230%, 08/15/30 (144A)	7,399,605	7,399,937
Credit Acceptance Auto Loan Trust 3.470%, 05/17/27 (144A)	11,500,000	11,394,904
GM Financial Consumer Automobile Receivables Trust 2.740%, 07/16/21	656,102	656,199
OneMain Direct Auto Receivables Trust 3.430%, 12/16/24 (144A)	14,400,000	14,331,953
Westlake Automobile Receivables Trust 2.980%, 01/18/22 (144A)	1,772,696	1,770,262

		63,246,505

Asset-Backed - Credit Card—0.3%
Evergreen Credit Card Trust 1.900%, 09/15/24 (144A)	16,200,000	15,941,184

Asset-Backed - Home Equity—1.7%
Accredited Mortgage Loan Trust 1.527%, 1M LIBOR + 0.580%, 07/25/34 (b)	8,034,268	7,412,492
ACE Securities Corp. Home Equity Loan Trust
1.097%, 1M LIBOR + 0.150%, 04/25/36 (b)	5,035,980	4,634,405
1.097%, 1M LIBOR + 0.150%, 07/25/36 (b)	8,598,565	3,404,450
Asset-Backed Funding Certificates Trust 1.647%, 1M LIBOR + 0.700%, 06/25/34 (b)	1,624,503	1,465,183
Asset-Backed Securities Corp. Home Equity Loan Trust
1.027%, 1M LIBOR + 0.080%, 05/25/37 (b)	23,586	16,504
1.397%, 1M LIBOR + 0.450%, 11/25/35 (b)	1,614,600	1,559,753
Bear Stearns Asset-Backed Securities I Trust
1.197%, 1M LIBOR + 0.250%, 04/25/37 (b)	13,338,195	13,733,593
1.747%, 1M LIBOR + 0.800%, 10/27/32 (b)	15,213	13,807
1.947%, 1M LIBOR + 1.000%, 10/25/37 (b)	1,579,845	1,527,151
1.952%, 1M LIBOR + 1.005%, 06/25/35 (b)	6,872,467	6,289,918
2.317%, 1M LIBOR + 0.460%, 02/25/36 (b)	1,000,000	935,297
Citigroup Mortgage Loan Trust
1.107%, 1M LIBOR + 0.160%, 12/25/36 (144A) (b)	7,917,100	4,679,670
1.117%, 1M LIBOR + 0.170%, 05/25/37 (b)	2,329,065	2,293,337
HSI Asset Securitization Corp. Trust 1.117%, 1M LIBOR + 0.170%, 12/25/36 (b)	9,851,293	3,358,585
IXIS Real Estate Capital Trust 1.892%, 1M LIBOR + 0.945%, 02/25/35 (b)	2,192,070	2,018,200
MASTR Asset-Backed Securities Trust
0.997%, 1M LIBOR + 0.050%, 08/25/36 (b)	5,767,037	2,176,713
1.117%, 1M LIBOR + 0.170%, 10/25/36 (b)	3,819,108	3,638,787
Merrill Lynch Mortgage Investors Trust
1.197%, 1M LIBOR + 0.250%, 07/25/37 (b)	9,779,309	3,098,859
1.697%, 1M LIBOR + 0.750%, 06/25/36 (b)	684,404	668,352
Morgan Stanley ABS Capital I, Inc. Trust
1.007%, 1M LIBOR + 0.060%, 05/25/37 (b)	147,970	120,747
1.097%, 1M LIBOR + 0.150%, 06/25/36 (b)	234,761	189,053
NovaStar Mortgage Funding Trust 1.147%, 1M LIBOR + 0.200%, 09/25/37 (b)	6,269,762	5,649,442

Asset-Backed - Home Equity—(Continued)
Option One Mortgage Corp. Asset-Backed Certificates 1.587%, 1M LIBOR + 0.640%, 08/25/33 (b)	10,903	9,631
Option One Mortgage Loan Trust 1.087%, 1M LIBOR + 0.140%, 01/25/37 (b)	5,710,166	3,847,252
Renaissance Home Equity Loan Trust 1.827%, 1M LIBOR + 0.880%, 08/25/33 (b)	78,568	68,739
Residential Asset Securities Corp. Trust
1.097%, 1M LIBOR + 0.150%, 07/25/36 (b)	4,375,835	4,076,726
1.227%, 1M LIBOR + 0.280%, 06/25/36 (b)	6,000,000	5,757,302
1.527%, 1M LIBOR + 0.580%, 06/25/33 (b)	776,454	626,836
Soundview Home Loan Trust 1.127%, 1M LIBOR + 0.180%, 05/25/36 (b)	1,256,710	1,246,516

		84,517,300

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 6.220%, 03/01/30	10,500	10,594
Mid-State Trust 7.791%, 03/15/38	72,807	77,060

		87,654

Asset-Backed - Other—8.5%
Allegro CLO, Ltd. 2.990%, 3M LIBOR + 1.220%, 01/30/26 (144A) (b)	450,168	449,227
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.727%, 1M LIBOR + 0.780%, 05/25/34 (b)	2,916,082	2,804,296
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.327%, 1M LIBOR + 0.380%, 02/25/36 (b)	5,162,895	4,027,809
Avery Point CLO, Ltd. 2.939%, 3M LIBOR + 1.120%, 01/18/25 (144A) (b)	1,338,060	1,330,632
B&M CLO, Ltd. 2.573%, 3M LIBOR + 0.730%, 04/16/26 (144A) (b)	1,051,526	1,040,120
Brookside Mill CLO, Ltd. 2.656%, 3M LIBOR + 0.820%, 01/17/28 (144A) (b)	11,295,000	10,955,789
Catamaran CLO, Ltd. 3.219%, 3M LIBOR + 1.400%, 10/18/26 (144A) (b)	3,877,344	3,832,560
CIFC Funding, Ltd.
2.654%, 3M LIBOR + 0.860%, 10/25/27 (144A) (b)	16,200,000	15,639,091
Countrywide Asset-Backed Certificates
1.087%, 1M LIBOR + 0.140%, 07/25/37 (b)	9,567,546	7,596,787
1.087%, 1M LIBOR + 0.140%, 04/25/47 (b)	3,332,284	2,997,018
1.097%, 1M LIBOR + 0.150%, 05/25/37 (b)	703,330	682,196
1.097%, 1M LIBOR + 0.150%, 06/25/47 (b)	248,614	239,398
1.167%, 1M LIBOR + 0.220%, 09/25/37 (b)	4,983,902	3,970,294
1.227%, 1M LIBOR + 0.280%, 09/25/36 (b)	4,088,282	3,976,768
4.566%, 10/25/46 (b)	3,042,259	2,867,346
4.725%, 10/25/32 (b)	7,389,855	6,635,930
CVP Cascade CLO-1, Ltd. 2.993%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	1,655,435	1,637,690
CWABS Asset-Backed Certificates Trust
1.087%, 1M LIBOR + 0.140%, 02/25/37 (b)	3,465,095	2,870,688
1.097%, 1M LIBOR + 0.150%, 09/25/46 (b)	3,090,609	2,931,339
1.097%, 1M LIBOR + 0.150%, 03/25/47 (b)	1,233,239	1,152,811
1.647%, 1M LIBOR + 0.700%, 11/25/35 (b)	8,022,784	7,737,554

BHFTI-302

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dorchester Park CLO DAC 2.719%, 3M LIBOR + 0.900%, 04/20/28 (144A) (b)	9,500,000	$9,264,989
Figueroa CLO, Ltd. 2.731%, 3M LIBOR + 0.900%, 01/15/27 (144A) (b)	6,402,755	6,322,843
First Franklin Mortgage Loan Trust
1.087%, 1M LIBOR + 0.140%, 12/25/36 (b)	5,906,485	3,090,442
1.307%, 1M LIBOR + 0.360%, 10/25/35 (b)	3,866,669	3,693,285
2.372%, 1M LIBOR + 1.425%, 10/25/34 (b)	3,467,315	3,176,618
Flagship CLO, Ltd. 2.693%, 3M LIBOR + 0.850%, 01/16/26 (144A) (b)	6,314,510	6,192,785
Gallatin CLO, Ltd. 2.869%, 3M LIBOR + 1.050%, 01/21/28 (144A) (b)	13,850,000	13,446,259
GSAMP Trust
1.117%, 1M LIBOR + 0.170%, 12/25/36 (b)	2,860,284	1,414,500
1.337%, 1M LIBOR + 0.390%, 01/25/36 (b)	12,880,012	12,321,709
2.267%, 1M LIBOR + 1.320%, 12/25/34 (b)	5,691,504	4,124,855
Home Equity Loan Trust 1.177%, 1M LIBOR + 0.230%, 04/25/37 (b)	14,927,628	13,168,319
Home Equity Mortgage Loan Asset-Backed Trust 1.167%, 1M LIBOR + 0.220%, 04/25/37 (b)	3,036,499	2,278,876
Jamestown CLO, Ltd. 3.056%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	9,630,921	9,448,030
JMP Credit Advisors CLO IIIR, Ltd. 2.686%, 3M LIBOR + 0.850%, 01/17/28 (144A) (b)	14,900,000	14,409,566
Lehman XS Trust 1.747%, 1M LIBOR + 0.800%, 10/25/35 (b)	1,643,393	1,602,412
LoanCore Issuer, Ltd. 1.835%, 1M LIBOR + 1.130%, 05/15/28 (144A) (b)	14,300,000	13,677,111
Long Beach Mortgage Loan Trust
1.467%, 1M LIBOR + 0.520%, 08/25/45 (b)	719,074	617,437
1.727%, 1M LIBOR + 0.780%, 08/25/35 (b)	10,000,000	8,542,912
Loomis Sayles CLO , Ltd. 2.731%, 3M LIBOR + 0.900%, 04/15/28 (144A) (b)	11,800,000	11,340,638
Marathon CLO, Ltd. 2.566%, 3M LIBOR + 0.870%, 11/21/27 (144A) (b)	14,514,367	13,605,506
Monarch Grove CLO 2.674%, 3M LIBOR + 0.880%, 01/25/28 (144A) (b)	8,800,000	8,514,598
Morgan Stanley ABS Capital I, Inc. Trust
1.072%, 1M LIBOR + 0.125%, 07/25/36 (b)	4,253,736	3,369,652
1.257%, 1M LIBOR + 0.310%, 12/25/35 (b)	2,433,842	2,263,001
OCP CLO, Ltd. 2.631%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	3,402,130	3,280,357
Octagon Investment Partners, Ltd. 2.681%, 3M LIBOR + 0.850%, 07/15/27 (144A) (b)	8,800,000	8,580,158
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.437%, 1M LIBOR + 0.490%, 09/25/35 (b)	5,000,000	4,220,679
1.997%, 1M LIBOR + 1.050%, 10/25/34 (b)	5,800,000	5,173,097
2.747%, 1M LIBOR + 1.800%, 12/25/34 (b)	4,636,570	4,175,173
Residential Asset Securities Corp. Trust 1.107%, 1M LIBOR + 0.160%, 11/25/36 (b)	3,501,328	3,312,700
Saxon Asset Securities Trust 1.347%, 1M LIBOR + 0.400%, 09/25/47 (b)	2,530,000	2,057,727
Securitized Asset-Backed Receivables LLC Trust 1.197%, 1M LIBOR + 0.250%, 05/25/36 (b)	8,611,136	4,843,823
Soundview Home Loan Trust
1.057%, 1M LIBOR + 0.110%, 02/25/37 (b)	2,371,176	669,541

Asset-Backed - Other—(Continued)
Soundview Home Loan Trust
1.907%, 1M LIBOR + 0.960%, 05/25/35 (b)	2,214,421	2,150,677
Specialty Underwriting & Residential Finance Trust 1.217%, 1M LIBOR + 0.270%, 04/25/37 (b)	4,602,808	2,439,504
Starwood Commercial Mortgage Trust 1.785%, 1M LIBOR + 1.080%, 07/15/38 (144A) (b)	13,300,000	12,159,552
Structured Asset Investment Loan Trust
1.097%, 1M LIBOR + 0.150%, 09/25/36 (b)	3,264,689	2,988,314
1.367%, 1M LIBOR + 0.420%, 11/25/35 (b)	7,700,000	7,180,721
1.682%, 1M LIBOR + 0.735%, 08/25/35 (b)	1,087,197	1,080,254
Structured Asset Securities Corp. Mortgage Loan Trust 1.847%, 1M LIBOR + 0.900%, 08/25/37 (b)	394,456	374,256
Sudbury Mill CLO, Ltd.
2.986%, 3M LIBOR + 1.150%, 01/17/26 (144A) (b)	5,533,156	5,442,362
3.006%, 3M LIBOR + 1.170%, 01/17/26 (144A) (b)	4,703,182	4,670,241
Symphony CLO, Ltd.
2.711%, 3M LIBOR + 0.880%, 04/15/28 (144A) (b)	2,800,000	2,732,492
2.861%, 3M LIBOR + 1.030%, 10/15/25 (144A) (b)	7,616,125	7,486,331
Telos CLO, Ltd. 2.786%, 3M LIBOR + 0.950%, 04/17/28 (144A) (b)	17,383,083	16,829,745
TICP CLO III-2, Ltd. 2.659%, 3M LIBOR + 0.840%, 04/20/28 (144A) (b)	11,700,000	11,319,645
Tralee CLO, Ltd. 2.929%, 3M LIBOR + 1.110%, 10/20/28 (144A) (b)	6,200,000	5,981,500
U.S. Small Business Administration 6.220%, 12/01/28	1,264,538	1,396,742
Upstart Securitization Trust 4.997%, 08/20/25 (144A)	3,516,937	3,450,292
Venture CLO, Ltd.
2.651%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	9,271,084	9,042,042
2.711%, 3M LIBOR + 0.880%, 04/15/27 (144A) (b)	15,500,000	14,988,903
Venture XVI CLO, Ltd. 2.681%, 3M LIBOR + 0.850%, 01/15/28 (144A) (b)	11,900,000	11,529,660
Voya CLO, Ltd. 2.514%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	4,058,598	3,984,866
Wells Fargo Home Equity Asset-Backed Securities Trust 1.427%, 1M LIBOR + 0.480%, 12/25/35 (b)	20,283,912	19,527,133

		434,330,173

Asset-Backed - Student Loan—0.4%
Navient Private Education Loan Trust 1.055%, 1M LIBOR + 0.350%, 12/15/59 (144A) (b)	922,642	921,454
Navient Private Education Refi Loan Trust 3.010%, 06/16/42 (144A)	2,757,708	2,754,503
SoFi Professional Loan Program LLC 3.020%, 02/25/40 (144A)	4,492,412	4,600,599
SoFi Professional Loan Program Trust
2.640%, 08/25/47 (144A)	3,756,169	3,733,808
Utah State Board of Regents 1.697%, 1M LIBOR + 0.750%, 01/25/57 (b)	5,659,228	5,598,278

		17,608,642

Total Asset-Backed Securities (Cost $606,672,351)		615,731,458

BHFTI-303

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—6.3%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—4.8%
Adjustable Rate Mortgage Trust 4.135%, 11/25/35 (b)	228,107	$179,431
Alternative Loan Trust
5.500%, 02/25/36	2,495,942	2,029,275
6.000%, 1M LIBOR + 6.000%, 08/25/36 (b)	3,205,581	3,024,895
6.000%, 02/25/37	10,167,299	6,031,424
6.000%, 04/25/37	3,243,786	2,093,343
American Home Mortgage Investment Trust 3.533%, 6M LIBOR + 2.000%, 02/25/45 (b)	404,679	389,239
Banc of America Alternative Loan Trust
14.857%, -2.2 x 1M LIBOR + 16.940%, 09/25/35 (b)	2,262,502	2,780,556
24.614%, -4 x 1M LIBOR + 28.400%, 11/25/46 (b)	761,197	1,125,789
Banc of America Funding Trust
4.184%, 01/20/47 (b)	114,314	98,626
4.365%, 02/20/36 (b)	1,218,950	1,039,434
4.411%, 05/25/35 (b)	440,082	410,160
Banc of America Mortgage Trust 6.000%, 05/25/37	7,323,689	5,844,633
BCAP LLC Trust
1.157%, 1M LIBOR + 0.210%, 05/25/47 (b)	7,212,276	5,935,931
5.250%, 02/26/36 (144A) (b)	2,914,350	1,951,010
Bear Stearns Adjustable Rate Mortgage Trust
3.755%, 02/25/33 (b)	6,292	4,984
4.547%, 10/25/35 (b)	1,397,120	1,290,969
Bear Stearns ALT-A Trust
3.775%, 11/25/36 (b)	1,838,645	1,362,672
3.877%, 11/25/36 (b)	2,496,606	2,036,532
3.882%, 05/25/35 (b)	716,087	640,151
3.958%, 09/25/35 (b)	598,643	437,815
4.055%, 05/25/36 (b)	1,610,790	1,003,696
Bear Stearns Structured Products, Inc. Trust
2.208%, 12/26/46 (b)	553,369	457,297
3.726%, 01/26/36 (b)	639,010	512,148
Chase Mortgage Finance Trust
3.700%, 12/25/35 (b)	1,414,265	1,124,294
3.869%, 03/25/37 (b)	970,706	845,454
4.030%, 09/25/36 (b)	1,786,436	1,398,887
Chevy Chase Funding LLC Mortgage-Backed Certificate 1.197%, 1M LIBOR + 0.250%, 08/25/35 (144A) (b)	20,086	18,114
CHL Mortgage Pass-Through Trust 1.147%, 1M LIBOR + 0.200%, 04/25/46 (b)	1,846,625	1,540,358
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	1,415,298	1,280,070
Citigroup Mortgage Loan Trust
1.597%, 1M LIBOR + 0.650%, 10/25/36 (b)	7,058,456	5,041,999
3.105%, 10/25/46 (b)	1,107,651	864,006
3.840%, 1Y H15 + 2.100%, 09/25/35 (b)	732,558	694,612
4.380%, 1Y H15 + 2.400%, 10/25/35 (b)	1,035,658	921,644
4.550%, 1Y H15 + 2.150%, 09/25/35 (b)	198,099	182,320
Countrywide Alternative Loan Trust
1.207%, 1M LIBOR + 0.260%, 06/25/46 (b)	6,128,814	4,572,157
4.053%, -1 x 1M LIBOR + 5.000%, 05/25/35 (b) (c)	891,425	98,283
6.000%, 03/25/35	10,923,754	9,541,023
6.000%, 07/25/37	4,869,544	2,378,944
Countrywide Home Loan Mortgage Pass-Through Trust
1.587%, 1M LIBOR + 0.640%, 03/25/35 (b)	355,787	303,062

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust
3.750%, 09/20/36 (b)	2,195,173	1,774,777
5.750%, 06/25/37	1,414,352	1,040,566
Countrywide Home Reperforming Loan REMIC Trust 1.287%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	1,154,690	1,027,395
Credit Suisse First Boston Mortgage Securities Corp.
2.383%, 03/25/32 (144A) (b)	43,301	35,994
6.000%, 11/25/35	1,467,786	1,075,039
Downey Savings & Loan Association Mortgage Loan Trust 4.158%, 07/19/44 (b)	333,769	287,867
First Horizon Mortgage Pass-Through Trust 4.622%, 08/25/35 (b)	108,872	82,553
GreenPoint Mortgage Funding Trust
1.122%, 1M LIBOR + 0.175%, 12/25/46 (b)	34,351	34,351
1.387%, 1M LIBOR + 0.440%, 06/25/45 (b)	41,505	32,517
GSR Mortgage Loan Trust
3.606%, 04/25/36 (b)	1,387,088	1,035,418
3.932%, 01/25/36 (b)	2,877,236	2,614,089
4.099%, 09/25/35 (b)	16,538	15,480
6.000%, 03/25/32	91	94
HarborView Mortgage Loan Trust 1.190%, 1M LIBOR + 0.440%, 05/19/35 (b)	567,491	523,312
Hawksmoor Mortgages plc 1.761%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (b)	47,415,562	56,172,465
Holmes Master Issuer plc 2.191%, 3M LIBOR + 0.360%, 10/15/54 (144A) (b)	5,862,858	5,843,592
IndyMac ARM Trust
3.528%, 01/25/32 (b)	7,252	6,305
3.699%, 01/25/32 (b)	428	359
IndyMac INDX Mortgage Loan Trust
1.067%, 1M LIBOR + 0.120%, 07/25/36 (b)	3,590,053	2,823,778
1.157%, 1M LIBOR + 0.210%, 05/25/46 (b)	5,001,081	4,110,260
JPMorgan Alternative Loan Trust 1.127%, 1M LIBOR + 0.180%, 05/25/36 (b)	1,469,984	1,194,974
JPMorgan Mortgage Trust
3.974%, 12/26/37 (144A) (b)	9,633,902	7,735,432
4.067%, 07/25/35 (b)	780,188	753,591
5.750%, 01/25/36	252,641	167,744
Lehman Mortgage Trust 1.547%, 1M LIBOR + 0.600%, 08/25/36 (b)	5,881,168	3,801,555
MASTR Alternative Loan Trust
1.347%, 1M LIBOR + 0.400%, 03/25/36 (b)	616,864	44,316
6.500%, 02/25/35	5,153,974	5,277,161
MASTR Asset Securitization Trust 6.000%, 06/25/36	346,793	293,631
Merrill Lynch Mortgage Investors Trust 1.327%, 1M LIBOR + 0.380%, 08/25/35 (b)	1,085,604	1,056,236
Morgan Stanley Re-REMIC Trust 3.088%, 03/26/37 (144A) (k)	2,222,907	1,732,174
MortgageIT Mortgage Loan Trust 1.177%, 1M LIBOR + 0.230%, 04/25/36 (b)	3,246,516	2,798,294
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (k)	890,230	586,360
OBX Trust
1.597%, 1M LIBOR + 0.650%, 06/25/57 (144A) (b)	2,629,934	2,453,678

BHFTI-304

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
RBSSP Resecuritization Trust 2.107%, 1M LIBOR + 0.240%, 06/27/36 (144A) (b)	7,064,472	$6,356,851
Residential Asset Securitization Trust 6.000%, 06/25/36	3,257,699	1,908,550
Sequoia Mortgage Trust
1.123%, 1M LIBOR + 0.350%, 07/20/33 (b)	137,407	115,673
1.390%, 1M LIBOR + 0.640%, 04/19/27 (b)	407,932	369,294
Structured Adjustable Rate Mortgage Loan Trust
3.557%, 01/25/35 (b)	640,236	563,579
3.954%, 04/25/35 (b)	3,274,561	2,750,574
3.982%, 08/25/35 (b)	85,997	73,327
Structured Asset Mortgage Investments II Trust
1.000%, 1M LIBOR + 0.250%, 07/19/35 (b)	440,556	383,086
Towd Point Mortgage Funding 1.611%, 3M SONIA + 0.900%, 07/20/45 (144A) (GBP) (b)	13,351,638	16,084,760
Towd Point Mortgage Funding plc 1.724%, 10/20/51 (144A) (GBP) (b)	26,805,227	32,269,234
WaMu Mortgage Pass-Through Certificates Trust
1.447%, 1M LIBOR + 0.500%, 02/25/45 (b)	6,836,675	6,353,548
3.366%, 12M MTA + 1.400%, 06/25/42 (b)	64,476	53,722
Wells Fargo Mortgage-Backed Securities Trust 4.710%, 09/25/33 (b)	158,978	152,158

		245,350,950

Commercial Mortgage-Backed Securities—1.5%
Bancorp Commercial Mortgage Trust (The) 1.605%, 1M LIBOR + 0.900%, 09/15/35 (144A) (b)	3,224,422	2,799,646
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	2,994,588
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	11,950,000	11,896,208
DC Office Trust 2.965%, 09/15/45 (144A)	1,000,000	940,712
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,643,301
GS Mortgage Securities Trust
3.278%, 11/10/49 (b)	2,500,000	2,598,945
3.602%, 10/10/49 (144A) (b)	13,346,000	10,249,706
JPMorgan Chase Commercial Mortgage Securities Trust
1.705%, 1M LIBOR + 1.000%, 06/15/32 (144A) (b)	14,636,283	13,723,590
2.155%, 1M LIBOR + 1.450%, 12/15/31 (144A) (b)	12,447,000	12,063,858
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	10,231,829

		76,142,383

Total Mortgage-Backed Securities (Cost $343,548,956)		321,493,333

Foreign Government—4.2%

Provincial—0.8%
Province of Ontario Canada
3.150%, 06/02/22 (CAD)	9,300,000	6,916,351
4.000%, 06/02/21 (CAD)	31,100,000	22,936,609

Provincial—(Continued)
Province of Quebec Canada
3.500%, 12/01/22 (CAD)	3,300,000	2,498,367
4.250%, 12/01/21 (CAD)	15,200,000	11,411,827

		43,763,154

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	15,235,007

Sovereign—3.1%
Israel Government AID Bond 2.750%, 07/03/30	14,500,000	14,500,000
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	4,607,087
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	12,511,725
Kuwait International Government Bond 2.750%, 03/20/22	12,000,000	12,062,280
Qatar Government International Bonds
4.500%, 04/23/28	15,500,000	16,963,820
5.103%, 04/23/48	1,500,000	1,818,810
Spain Government Bonds
0.600%, 10/31/29 (144A) (EUR)	31,000,000	34,055,858
1.400%, 07/30/28 (144A) (EUR)	26,400,000	31,103,690
1.450%, 04/30/29 (144A) (EUR)	14,900,000	17,645,314
1.850%, 07/30/35 (144A) (EUR)	9,100,000	11,173,326

		156,441,910

Total Foreign Government (Cost $234,684,487)		215,440,071

Municipals—0.6%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	120,000	126,479
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,206,465
New Jersey Economic Development Authority, Revenue Bond Zero Coupon, 02/15/22	6,140,000	5,868,489
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	10,717,211
3.057%, 01/01/34	2,000,000	2,129,280
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	6,182,977
Tobacco Settlement Finance Authority 7.467%, 06/01/47	5,595,000	5,414,897

Total Municipals (Cost $31,304,719)		32,645,798

Floating Rate Loans (l)—0.2%

Auto Manufacturers—0.1%
Toyota Motor Credit Corp. 2016 Term Loan, 2.205%, 3M LIBOR + 0.830%, 03/29/21 (m) (n)	5,400,000	5,259,691

BHFTI-305

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Floating Rate Loans (l)—(Continued)

Security Description	Principal Amount*	Value

Media—0.1%
CSC Holdings, LLC Term Loan B5, 3.112%, 1M LIBOR + 2.500%, 04/15/27	5,332,500	$5,163,636

Total Floating Rate Loans (Cost $10,707,592)		10,423,327

Short-Term Investments—3.2%

Repurchase Agreements—3.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20, at 0.010%, due on 04/01/20 with a maturity value of $24,000,007; collateralized by U.S. Treasury Note at 2.000%, maturing 05/31/24, with a market value of $24,341,143.	24,000,000	24,000,000
Repurchase Agreement dated 03/31/20, at 0.000%, due on 04/02/20 with a maturity value of $51,600,000; collateralized by U.S. Treasury Floating Rate Note at 0.239%, maturing 01/31/22, with a market value of $52,582,140.	51,600,000	51,600,000
Deutsche Bank AG Repurchase Agreement dated 03/31/20, at 0.010%, due on 04/01/20 with a maturity value of $57,700,016; collateralized by U.S. Treasury Bond at 2.500%, maturing 02/15/46, with a market value of $57,975,325.	57,700,000	57,700,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $28,072,453; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $28,633,931.	28,072,453	28,072,453

		161,372,453

U.S. Treasury—0.0%
U.S. Treasury Bill 1.018%, 04/28/20 (i) (o)	421,000	420,987

Total Short-Term Investments (Cost $161,793,124)		161,793,440

Total Purchased Options—0.0% (p) (Cost $80,848)		1,077,714

Total Investments—161.6% (Cost $8,056,154,303)		8,241,957,664
Other assets and liabilities (net)—(61.6)%		(3,141,156,431)

Net Assets—100.0%		$5,100,801,233

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $1,528,506, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2020, the market value of securities pledged amounted to $526,029,251.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2020, the market value of securities pledged was $37,595,390.
(g)	Principal amount of security is adjusted for inflation.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $32,533,053.
(i)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of March 31, 2020, the market value of securities pledged was $6,380,822.
(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(n)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.1% of net assets.
(o)	The rate shown represents current yield to maturity.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $1,300,235,765, which is 25.5% of net assets.

BHFTI-306

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	$1,752,419	$1,857,564	$1,528,506

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	0.920%	03/12/20	04/13/20	USD	120,061,375	$120,061,375
J.P. Morgan Securities LLC	1.100%	03/05/20	03/04/22	USD	5,244,000	5,244,000
J.P. Morgan Securities LLC	1.720%	02/25/20	04/07/20	USD	35,625,000	35,625,000
J.P. Morgan Securities LLC	1.750%	02/20/20	04/17/20	USD	320,848,375	320,848,375

Total						$481,778,750

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities	2.500%	TBA	$(51,600,000)	$(53,297,250)	$(53,388,238)
Uniform Mortgage-Backed Securities	3.500%	TBA	(4,726,000)	(4,971,900)	(4,998,392)
Uniform Mortgage-Backed Securities	4.000%	TBA	(200,230,000)	(210,709,217)	(213,788,154)
Uniform Mortgage-Backed Securities	4.500%	TBA	(22,500,000)	(24,269,238)	(24,201,563)
Uniform Mortgage-Backed Securities	5.000%	TBA	(53,000,000)	(57,140,625)	(57,173,142)

Totals				$(350,388,230)	$(353,549,489)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	21,946,000	BBP	04/02/20	USD	14,584,844	$(1,085,860)
AUD	10,851,000	CBNA	04/02/20	USD	6,684,883	(10,434)
BRL	140,802,000	BNP	04/02/20	USD	27,712,565	(614,934)
BRL	142,743,000	BNP	04/02/20	USD	27,710,631	(239,450)
BRL	254,905,000	BNP	04/02/20	USD	49,060,762	(3,777)
BRL	3,609,886	BBP	04/02/20	USD	694,382	347
BRL	208,275,940	CBNA	04/02/20	USD	40,063,081	20,047
BRL	254,702,278	DBAG	04/02/20	USD	49,649,567	(631,596)
BRL	156,450,000	GSBU	04/02/20	USD	33,768,616	(3,659,496)
BRL	158,312,500	GSBU	04/02/20	USD	34,170,624	(3,703,062)
BRL	143,596,387	JPMC	04/02/20	USD	27,621,595	13,821
BRL	274,566,213	UBSA	04/02/20	USD	52,814,398	26,427
BRL	73,192,000	CBNA	04/23/20	USD	14,505,817	(439,143)
BRL	83,258,000	GSBU	04/23/20	USD	16,468,145	(466,899)
BRL	254,905,000	UBSA	05/05/20	USD	50,874,164	(1,921,930)
BRL	88,445,000	JPMC	07/02/20	USD	17,112,315	(184,394)
CAD	66,083,856	CBNA	04/02/20	USD	46,867,983	90,396
CAD	15,124,000	GSBU	04/02/20	USD	11,286,043	(539,114)
CAD	15,312,778	GSBU	04/02/20	USD	11,413,322	(532,249)
CNH	223,167,394	BNP	06/17/20	USD	31,693,626	(256,950)
EUR	6,130,000	BNP	05/15/20	USD	6,856,880	(84,889)
EUR	8,122,000	BNP	05/15/20	USD	8,778,923	193,690
EUR	20,861,000	BNP	05/15/20	USD	22,981,788	63,973

BHFTI-307

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	27,930,000	BNP	05/15/20	USD	31,263,270	$(408,177)
EUR	35,906,000	BNP	05/15/20	USD	40,819,894	(1,153,479)
EUR	1,351,000	BBP	05/15/20	USD	1,486,124	6,366
EUR	2,128,000	GSBU	05/15/20	USD	2,305,641	45,223
EUR	7,027,000	GSBU	05/15/20	USD	7,915,400	(152,466)
EUR	16,423,000	GSBU	05/15/20	USD	17,691,179	451,792
EUR	1,946,000	JPMC	05/15/20	USD	2,110,984	38,819
GBP	29,506,000	BBP	05/15/20	USD	37,638,279	(956,933)
GBP	1,381,000	CBNA	05/15/20	USD	1,676,847	39,988
GBP	1,943,000	CBNA	05/15/20	USD	2,312,911	102,593
GBP	4,441,000	JPMC	05/15/20	USD	5,172,256	348,718
GBP	58,512,000	JPMC	05/15/20	USD	72,009,999	731,101
JPY	11,241,200,000	CBNA	05/15/20	USD	102,665,830	2,082,350
JPY	368,100,000	GSBU	05/15/20	USD	3,353,959	76,085
JPY	221,600,000	UBSA	05/15/20	USD	2,059,416	5,505
MXN	225,854,000	CBNA	04/13/20	USD	9,933,543	(427,823)
MXN	1,223,665,000	CBNA	04/22/20	USD	62,221,414	(10,786,449)
MYR	1,437,265	GSBU	06/17/20	USD	340,697	(8,362)
RUB	20,001,022	GSBU	04/15/20	USD	312,620	(58,477)
RUB	897,519	UBSA	04/30/20	USD	11,267	110
RUB	855,147	GSBU	05/20/20	USD	10,817	(10)

Contracts to Deliver
AUD	32,481,000	BBP	04/02/20	USD	21,518,948	1,539,886
AUD	269,000	JPMC	04/02/20	USD	175,679	10,217
BRL	285,500,000	BNP	04/02/20	USD	69,316,306	14,371,251
BRL	201,148,250	BNP	04/02/20	USD	38,692,029	(19,361)
BRL	51,801,750	BNP	04/02/20	USD	11,500,000	1,530,648
BRL	3,609,886	BBP	04/02/20	USD	779,000	84,270
BRL	143,500,000	CBNA	04/02/20	USD	34,820,800	7,203,934
BRL	64,775,940	CBNA	04/02/20	USD	14,757,525	2,291,263
BRL	237,381,992	DBAG	04/02/20	USD	45,661,798	(22,848)
BRL	17,320,286	DBAG	04/02/20	USD	3,895,000	561,676
BRL	191,518,184	GSBU	04/02/20	USD	36,839,630	(18,434)
BRL	100,811,610	GSBU	04/02/20	USD	22,979,100	3,577,701
BRL	22,432,706	GSBU	04/02/20	USD	4,978,629	661,409
BRL	109,450,000	JPMC	04/02/20	USD	25,997,625	4,933,750
BRL	21,782,015	JPMC	04/02/20	USD	4,702,000	510,007
BRL	12,364,372	JPMC	04/02/20	USD	2,792,000	412,451
BRL	254,905,000	UBSA	04/02/20	USD	50,940,248	1,883,263
BRL	19,661,213	UBSA	04/02/20	USD	4,365,000	581,160
BRL	156,450,000	CBNA	04/23/20	USD	32,565,933	2,498,014
BRL	254,702,278	DBAG	05/05/20	USD	49,586,641	673,338
BRL	88,445,000	CBNA	07/02/20	USD	20,879,860	3,951,940
CAD	609,000	BNP	04/02/20	USD	454,292	21,544
CAD	61,594,748	CBNA	04/02/20	USD	46,224,848	2,456,374
CAD	34,316,886	JPMC	04/02/20	USD	25,617,248	1,232,089
CAD	66,083,856	CBNA	05/04/20	USD	46,883,944	(92,523)
CNH	222,438,211	GSBU	06/17/20	USD	31,524,650	190,691
EUR	166,551,000	BNP	05/15/20	USD	181,973,889	(2,019,902)
EUR	8,857,000	BNP	05/15/20	USD	9,658,273	(126,315)
EUR	3,852,000	BNP	05/15/20	USD	4,296,360	40,942
EUR	19,527,000	CBNA	05/15/20	USD	21,877,881	305,829
EUR	4,594,000	CBNA	05/15/20	USD	5,041,982	(33,145)
EUR	12,991,000	GSBU	05/15/20	USD	14,403,081	51,541
EUR	40,983,000	JPMC	05/15/20	USD	44,824,550	(450,577)

BHFTI-308

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	12,172,000	JPMC	05/15/20	USD	13,858,675	$411,909
EUR	3,555,000	UBSA	05/15/20	USD	3,941,102	13,788
GBP	12,193,000	BNP	05/15/20	USD	15,741,278	583,152
GBP	9,337,000	BNP	05/15/20	USD	11,954,926	347,330
GBP	35,502,000	BBP	05/15/20	USD	45,926,165	1,790,696
GBP	31,726,000	BBP	05/15/20	USD	40,875,953	1,434,742
GBP	21,143,000	BBP	05/15/20	USD	27,291,304	1,006,694
GBP	36,015,000	GSBU	05/15/20	USD	46,145,785	1,372,564
GBP	3,902,000	GSBU	05/15/20	USD	5,109,622	258,724
GBP	10,659,000	JPMC	05/15/20	USD	13,878,292	627,209
GBP	4,311,000	JPMC	05/15/20	USD	5,032,134	(327,226)
GBP	55,445,000	SG	05/15/20	USD	72,161,274	3,233,015
JPY	1,648,600,000	BBP	05/15/20	USD	15,076,116	(285,931)
JPY	441,400,000	BBP	05/15/20	USD	4,117,317	4,247
JPY	2,334,500,000	GSBU	05/15/20	USD	21,221,936	(531,491)
JPY	7,519,500,000	UBSA	05/15/20	USD	67,869,873	(2,198,620)
KRW	167,742,730	BNP	06/17/20	USD	140,642	2,463
MXN	96,546,103	BNP	04/22/20	USD	5,013,168	954,994
MXN	1,110,920,897	BBP	04/22/20	USD	58,171,621	11,475,689
RUB	855,147	GSBU	04/15/20	USD	10,875	9
RUB	897,519	UBSA	04/15/20	USD	11,294	(110)
SEK	1,040,000	BBP	05/15/20	USD	108,219	2,988
TWD	589,057,793	BNP	06/17/20	USD	19,817,582	249,180

Net Unrealized Appreciation						$45,229,096

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-Schatz Futures, Strike EUR 113.50	05/22/20	219	EUR	4,380	$3,500
Euro-BTP Futures	06/08/20	2,183	EUR	308,698,030	(15,891,785)
Euro Short-BTP Futures	06/08/20	320	EUR	35,699,200	(462,674)
Euro-Buxl 30 Year Bond Futures	06/08/20	143	EUR	30,015,700	(1,255,560)
Put Options on Euro-Bund Futures, Strike EUR 155.00	05/22/20	171	EUR	8,550	7,448
U.S. Treasury Note 10 Year Futures	06/19/20	1,465	USD	203,177,188	3,771,098
U.S. Treasury Note 5 Year Futures	06/30/20	1,581	USD	198,193,172	6,519,570

Futures Contracts—Short
3-Month Euribor Futures	09/14/20	(127)	EUR	(31,877,000)	82,149
3-Month Euribor Futures	12/14/20	(127)	EUR	(31,881,763)	59,387
Euro-Bobl Futures	06/08/20	(388)	EUR	(52,461,480)	309,846
Euro-Bund Futures	06/08/20	(45)	EUR	(7,762,950)	103,184
Euro-Schatz Futures	06/08/20	(576)	EUR	(64,621,440)	(18,769)
U.S. Treasury Long Bond Futures	06/19/20	(1,325)	USD	(237,257,813)	(15,355,861)

Net Unrealized Depreciation					$(22,128,467)

BHFTI-309

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Purchased Options

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Call - U.S. Treasury Bond Futures	USD	196.000	05/22/20	1,228	USD	1,228,000	$10,573	$748,312	$737,739
Put - U.S. Treasury Note 10 Year Futures	USD	119.000	05/22/20	705	USD	705,000	6,070	33,047	26,977
Put - U.S. Treasury Note 10 Year Futures	USD	119.500	05/22/20	648	USD	648,000	5,579	30,375	24,796
Put - U.S. Treasury Note 5-Year Futures	USD	113.000	05/22/20	5,832	USD	5,832,000	50,214	227,815	177,601
Put - U.S. Treasury Note 5-Year Futures	USD	113.250	05/22/20	977	USD	977,000	8,412	38,165	29,753

Totals							$80,848	$1,077,714	$996,866

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(37,100,000)	USD	(37,100,000)	$(331,080)	$—	$331,080
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,100,000)	USD	(17,100,000)	(220,590)	(2)	220,588
Floor - OTC CPURNSA Index	218.011	DBAG	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/20	(18,000,000)	USD	(18,000,000)	(176,400)	—	176,400

Totals								$(728,070)	$(2)	$728,068

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5-Year CDS	0.475%	GSI	CDX.NA.IG.33	Buy	04/15/20	(5,800,000)	USD	(5,800,000)	$(2,784)	$(23)	$2,761
Call - OTC - 5-Year CDS	0.475%	BNP	CDX.NA.IG.33	Buy	04/15/20		USD	(7,700,000)	(3,619)	(31)	3,588
Put - OTC - 5-Year CDS	0.850%	DBAG	CDX.NA.IG.33	Sell	06/17/20	(5,000,000)	USD	(5,000,000)	(5,750)	(80,434)	(74,684)
Put - OTC - 5-Year CDS	0.700%	GSI	CDX.NA.IG.33	Sell	04/15/20	(5,800,000)	USD	(5,800,000)	(4,930)	(105,256)	(100,326)
Put - OTC - 5-Year CDS	0.850%	MSCS	CDX.NA.IG.33	Sell	06/17/20	(7,700,000)	USD	(7,700,000)	(9,933)	(123,868)	(113,935)
Put - OTC - 5-Year CDS	0.700%	BNP	CDX.NA.IG.33	Sell	04/15/20	(7,700,000)	USD	(7,700,000)	(8,162)	(139,737)	(131,575)
Put - OTC - 5-Year CDS	0.800%	BNP	CDX.NA.IG.33	Sell	06/17/20	(23,100,000)	USD	(23,100,000)	(24,370)	(403,219)	(378,849)

Totals									$(59,548)	$(852,568)	$(793,020)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M CDOR	Semi-Annually	1.235%	Semi-Annually	03/04/25	CAD	20,700,000	$197,616	$22,587	$175,029
Pay	3M CDOR	Semi-Annually	1.270%	Semi-Annually	03/03/22	CAD	39,100,000	266,212	38,775	227,437
Pay	3M LIBOR	Quarterly	2.800%	Semi-Annually	08/22/23	USD	51,400,000	4,037,331	—	4,037,331
Pay	6M LIBOR	Semi-Annually	(0.097%)	Semi-Annually	09/24/26	JPY	2,007,000,000	(56,659)	2,550	(59,209)
Pay	6M LIBOR	Semi-Annually	0.036%	Semi-Annually	03/10/38	JPY	765,000,000	(81,121)	—	(81,121)
Pay	6M LIBOR	Semi-Annually	0.040%	Semi-Annually	03/10/38	JPY	765,000,000	(75,934)	—	(75,934)
Pay	6M LIBOR	Semi-Annually	(0.062%)	Semi-Annually	09/18/26	JPY	4,400,000,000	(20,497)	(1,819)	(18,678)
Pay	6M LIBOR	Semi-Annually	(0.063%)	Semi-Annually	09/19/26	JPY	1,649,000,000	(10,833)	—	(10,833)
Pay	6M LIBOR	Semi-Annually	(0.064%)	Semi-Annually	09/19/26	JPY	1,649,000,000	(11,830)	—	(11,830)
Pay	6M LIBOR	Semi-Annually	(0.068%)	Semi-Annually	09/18/26	JPY	2,750,000,000	(22,688)	—	(22,688)
Pay	6M LIBOR	Semi-Annually	(0.087%)	Semi-Annually	09/20/26	JPY	825,000,000	(18,051)	—	(18,051)
Pay	6M LIBOR	Semi-Annually	(0.092%)	Semi-Annually	09/13/26	JPY	1,650,000,000	(36,468)	—	(36,468)
Pay	6M LIBOR	Semi-Annually	(0.095%)	Semi-Annually	09/13/26	JPY	3,300,000,000	(78,902)	—	(78,902)
Pay	6M LIBOR	Semi-Annually	0.100%	Semi-Annually	03/20/24	JPY	11,440,000,000	671,303	323,447	347,856

BHFTI-310

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M LIBOR	Semi-Annually	0.103%	Semi-Annually	08/28/39	JPY	540,000,000	$(6,582)	$—	$(6,582)
Pay	6M LIBOR	Semi-Annually	0.122%	Semi-Annually	08/22/39	JPY	3,450,000,000	73,206	295,228	(222,022)
Pay	6M LIBOR	Semi-Annually	0.123%	Semi-Annually	08/22/39	JPY	2,370,000,000	52,421	60,620	(8,199)
Pay	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	14,280,000,000	4,418,958	462,505	3,956,453
Pay	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	03/21/48	JPY	520,000,000	1,132,318	1,243,929	(111,611)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	15,920,000,000	(3,179,647)	(944,638)	(2,235,009)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	26,010,000,000	(5,052,171)	(1,953,793)	(3,098,378)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(1,460,870)	(221,307)	(1,239,563)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	3,500,000,000	(857,642)	251,206	(1,108,848)
Receive	6M LIBOR	Semi-Annually	0.399%	Semi-Annually	06/18/28	JPY	2,220,000,000	(719,356)	(1,920)	(717,436)
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(924,034)	(176,533)	(747,501)
Receive	6M LIBOR	Semi-Annually	0.705%	Semi-Annually	10/31/38	JPY	1,700,000,000	(1,755,769)	100,804	(1,856,573)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/20/38	JPY	5,032,000,000	(5,443,835)	233,115	(5,676,950)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	12/20/38	JPY	4,539,800,000	(5,072,021)	221,694	(5,293,715)
Receive	6M LIBOR	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	(1,020,232)	2,757	(1,022,989)
Receive	6M LIBOR	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	(681,488)	—	(681,488)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/18/50	GBP	21,900,000	(1,170,464)	523,188	(1,693,652)
Receive	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	06/17/50	GBP	34,900,000	(4,989,513)	634,673	(5,624,186)

Totals								$(21,897,242)	1,117,068	(23,014,310)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(a)	Notional Amount(b)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.31	1.000%	Quarterly	12/20/23	0.983%	USD	6,300,000	2,444	50,454	(48,010)
CDX.NA.IG.32	1.000%	Quarterly	06/20/24	1.032%	USD	100,000	(132)	1,868	(2,000)
CDX.NA.IG.33	1.000%	Quarterly	12/20/24	1.077%	USD	3,300,000	(11,461)	66,893	(78,354)
CDX.NA.IG.34	1.000%	Quarterly	06/20/25	1.134%	USD	2,100,000	(13,978)	(34,942)	20,964

Totals							$(23,127)	$84,273	$(107,400)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(a)	Notional Amount(b)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AT&T,Inc. 2.450%, due 06/30/20	1.000%	Quarterly	12/20/20	1.252%	USD	8,000,000	$(14,600)	$43,720	$(58,320)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	1.927%	USD	4,800,000	(156,547)	(166,130)	9,583
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	2.037%	USD	2,900,000	(118,543)	(3,739)	(114,804)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/24	2.141%	USD	6,900,000	(342,461)	(108,011)	(234,450)
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	Quarterly	09/20/20	0.689%	USD	22,500,000	33,300	403,902	(370,602)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	4.096%	EUR	5,000,000	(702,624)	(20,184)	(682,440)
Rolls Royce plc 6.750%, due 04/30/19	1.000%	Quarterly	06/20/24	3.918%	EUR	6,200,000	(750,235)	8,629	(758,864)
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.430%	EUR	24,700,000	347,957	108,497	239,460
The Boeing, Co. 8.750%, due 08/15/21	1.000%	Quarterly	12/20/20	4.299%	USD	8,200,000	(192,241)	40,033	(232,274)

Totals							$(1,895,994)	$306,717	$(2,202,711)

BHFTI-311

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2020 (a)	Notional Amount(b)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avolon Holdings, Ltd. 4.500%, due 03/15/23	5.000%	Quarterly	07/01/20	UBSA	0.000%	USD	5,500,000	$57,544	$322,061	$(264,517)
Italy Government International Bond 6.875%, due 09/27/23	1.000%	Quarterly	06/20/24	BBP	1.149%	USD	74,500,000	(453,750)	(1,732,039)	1,278,289
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	3.864%	USD	14,280,000	(1,573,982)	(480,067)	(1,093,915)
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	GSI	1.825%	USD	11,900,000	(442,818)	69,424	(512,242)
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	JPMC	1.825%	USD	300,000	(11,163)	1,342	(12,505)

Totals								$(2,424,169)	$(1,819,279)	$(604,890)

(a)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(b)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(c)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CDOR)—	Canadian Dollar Offered Rate
(COFI)—	11th District Cost of Fund Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SONIA)—	Sterling Overnight Index Average Deposit Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-312

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$4,589,313,230	$—	$4,589,313,230
Total Corporate Bonds & Notes*	—	2,294,039,293	—	2,294,039,293
Total Asset-Backed Securities*	—	615,731,458	—	615,731,458
Total Mortgage-Backed Securities*	—	321,493,333	—	321,493,333
Total Foreign Government*	—	215,440,071	—	215,440,071
Total Municipals*	—	32,645,798	—	32,645,798
Floating Rate Loans
Auto Manufacturers	—	—	5,259,691	5,259,691
Media	—	5,163,636	—	5,163,636
Total Floating Rate Loans	—	5,163,636	5,259,691	10,423,327
Total Short-Term Investments*	—	161,793,440	—	161,793,440
Total Purchased Options at Value	1,077,714	—	—	1,077,714
Total Investments	$1,077,714	$8,235,620,259	$5,259,691	$8,241,957,664

Total Reverse Repurchase Agreements (Liability)	$—	$(481,778,750)	$—	$(481,778,750)
TBA Forward Sales Commitments	$—	$(353,549,489)	$—	$(353,549,489)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$79,681,932	$—	$79,681,932
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(34,452,836)	—	(34,452,836)
Total Forward Contracts	$—	$45,229,096	$—	$45,229,096
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,856,182	$—	$—	$10,856,182
Futures Contracts (Unrealized Depreciation)	(32,984,649)	—	—	(32,984,649)
Total Futures Contracts	$(22,128,467)	$—	$—	$(22,128,467)
Written Options
Credit Default Swaptions at Value	$—	$(852,568)	$—	$(852,568)
Inflation Capped Options at Value	—	(2)	—	(2)
Total Written Options	$—	$(852,570)	$—	$(852,570)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,014,113	$—	$9,014,113
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(34,338,534)	—	(34,338,534)
Total Centrally Cleared Swap Contracts	$—	$(25,324,421)	$—	$(25,324,421)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$57,544	$—	$57,544
OTC Swap Contracts at Value (Liabilities)	—	(2,481,713)	—	(2,481,713)
Total OTC Swap Contracts	$—	$(2,424,169)	$—	$(2,424,169)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTI-313

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—16.9% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
L3Harris Technologies, Inc. 3.850%, 06/15/23 (144A)	1,447,000	$1,505,341

Agriculture—0.3%
BAT Capital Corp.
3.215%, 09/06/26 (a)	1,938,000	1,842,810
4.390%, 08/15/37	2,506,000	2,321,859

		4,164,669

Auto Manufacturers—0.1%
General Motors Financial Co., Inc.
3.150%, 06/30/22	606,000	547,053
5.100%, 01/17/24 (a)	844,000	777,275

		1,324,328

Banks—4.0%
Banco Santander S.A. 2.706%, 06/27/24	4,600,000	4,555,618
Bank of Ireland Group plc 4.500%, 11/25/23 (144A) (a)	4,622,000	4,504,217
Bank of Montreal 2.428%, 3M LIBOR + 0.790%, 08/27/21 (b)	2,500,000	2,425,785
BBVA USA 3.500%, 06/11/21 (a)	5,000,000	4,973,199
BPCE S.A. 3.000%, 05/22/22 (144A)	5,547,000	5,491,506
Capital One N.A. 2.150%, 09/06/22	570,000	555,708
CIT Bank N.A. 2.969%, SOFR + 1.715%, 09/27/25 (b)	3,352,000	2,826,507
Comerica, Inc. 3.700%, 07/31/23 (a)	2,345,000	2,406,490
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	722,183
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/26	545,000	575,525
HSBC Holdings plc
2.650%, 01/05/22	1,135,000	1,133,202
2.950%, 05/25/21	5,000,000	5,031,546
4.875%, 01/14/22 (a)	1,555,000	1,580,272
Lloyds Banking Group plc
2.858%, 3M LIBOR + 1.249%, 03/17/23 (b)	407,000	401,240
4.050%, 08/16/23	840,000	873,636
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (a) (b)	1,654,000	1,587,840
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	4,596,000	4,747,013
PNC Financial Services Group, Inc. (The) 2.600%, 07/23/26	2,335,000	2,358,354
Santander Holdings USA, Inc. 3.500%, 06/07/24 (a)	1,742,000	1,700,522
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (b)	1,770,000	1,793,058
State Street Corp.
5.625%, 3M LIBOR + 2.539%, 12/15/23 (b)	2,048,000	1,802,240

Banks—(Continued)
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (a) (b)	10,078,000	8,667,080
Zions Bancorp N.A. 3.500%, 08/27/21	2,135,000	2,132,499

		62,845,240

Beverages—0.2%
Constellation Brands, Inc.
2.392%, 3M LIBOR + 0.700%, 11/15/21 (b)	2,208,000	2,081,347
3.150%, 08/01/29	664,000	619,076

		2,700,423

Biotechnology—0.0%
Amgen, Inc. 2.450%, 02/21/30 (a)	691,000	685,630

Building Materials—0.4%
Boral Finance Pty, Ltd. 3.000%, 11/01/22 (144A)	6,495,000	6,553,490

Chemicals—0.2%
Mosaic Co. (The) 4.250%, 11/15/23	712,000	674,437
Sherwin-Williams Co. (The)
2.300%, 05/15/30	485,000	455,635
3.450%, 06/01/27 (a)	1,305,000	1,337,718

		2,467,790

Commercial Services—0.2%
Ashtead Capital, Inc. 4.000%, 05/01/28 (144A)	1,641,000	1,414,542
S&P Global, Inc. 2.500%, 12/01/29	2,163,000	2,110,517

		3,525,059

Computers—0.4%
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (144A)	4,038,000	4,022,313
5.300%, 10/01/29 (144A)	1,889,000	1,837,395

		5,859,708

Diversified Financial Services—0.8%
American Express Co. 3.125%, 05/20/26	2,126,000	2,203,170
Avolon Holdings Funding, Ltd. 2.875%, 02/15/25 (144A)	3,173,000	2,459,731
Capital One Financial Corp. 3.900%, 01/29/24 (a)	2,000,000	2,005,633
Discover Financial Services 4.500%, 01/30/26	1,125,000	1,147,701
GE Capital International Funding Co. 4.418%, 11/15/35	4,012,000	4,334,446
Synchrony Financial 4.375%, 03/19/24	745,000	737,803

		12,888,484

BHFTI-314

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—0.7%
Berkshire Hathaway Energy Co.
3.800%, 07/15/48	2,636,000	$2,763,811
6.500%, 09/15/37	345,000	436,216
Exelon Corp. 4.700%, 04/15/50	1,085,000	1,133,334
Sempra Energy 3.800%, 02/01/38	5,720,000	5,370,222
Southern California Edison Co. 5.500%, 03/15/40	335,000	415,514

		10,119,097

Electronics—0.4%
Amphenol Corp. 2.800%, 02/15/30	5,764,000	5,247,892
Roper Technologies, Inc. 2.350%, 09/15/24	400,000	388,889

		5,636,781

Food—0.7%
Conagra Brands, Inc.
4.300%, 05/01/24	5,868,000	6,092,646
4.850%, 11/01/28 (a)	1,242,000	1,331,053
General Mills, Inc. 2.875%, 04/15/30	900,000	898,200
Grupo Bimbo S.A.B. de C.V. 5.950%, 5Y H15 + 3.280%, 04/17/23 (144A) (b)	1,000,000	934,400
Kraft Heinz Foods Co. 4.875%, 10/01/49 (144A)	1,088,000	990,481

		10,246,780

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (b)	2,255,000	2,140,235

Healthcare-Products—0.4%
Alcon Finance Corp. 2.750%, 09/23/26 (144A)	1,488,000	1,504,372
DH Europe Finance II Sarl 2.600%, 11/15/29	2,177,000	2,116,706
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/26	3,424,000	3,364,964

		6,986,042

Healthcare-Services—0.1%
Humana, Inc. 3.850%, 10/01/24	575,000	584,840
UnitedHealth Group, Inc. 2.875%, 08/15/29	926,000	975,892

		1,560,732

Home Furnishings—0.1%
Whirlpool Corp. 4.500%, 06/01/46	1,605,000	1,532,546

Insurance—0.6%
Aflac, Inc. 3.600%, 04/01/30	1,268,000	1,283,606
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	2,200,000	2,270,657
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,277,646
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (b)	4,400,000	3,724,688
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (a) (b)	1,870,000	1,458,600

		10,015,197

Lodging—0.3%
Las Vegas Sands Corp. 3.200%, 08/08/24	4,495,000	4,047,336

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30 (144A)	768,000	743,833

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.800%, 03/01/50	1,726,000	1,798,369
Discovery Communications LLC 4.125%, 05/15/29 (a)	1,597,000	1,547,783
ViacomCBS, Inc. 4.750%, 05/15/25	1,316,000	1,311,244
Walt Disney Co. (The) 4.700%, 03/23/50	1,073,000	1,389,692

		6,047,088

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43	2,247,000	2,881,174

Miscellaneous Manufacturing—0.3%
General Electric Co. 5.000%, 3M LIBOR + 3.330%, 01/21/21 (a) (b)	810,000	668,250
Ingersoll-Rand Luxembourg Finance S.A. 3.500%, 03/21/26	3,655,000	3,656,506

		4,324,756

Oil & Gas—1.1%
Concho Resources, Inc. 3.750%, 10/01/27	1,266,000	1,074,628
Continental Resources, Inc. 4.375%, 01/15/28 (a)	1,596,000	741,486
Devon Energy Corp. 5.850%, 12/15/25 (a)	1,595,000	1,269,388

BHFTI-315

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
EQT Corp.
3.900%, 10/01/27 (a)	3,495,000	$2,410,502
6.125%, 02/01/25 (a)	2,660,000	2,048,466
Hess Corp.
3.500%, 07/15/24 (a)	1,074,000	852,884
5.800%, 04/01/47	1,487,000	976,134
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,087,793
Noble Energy, Inc. 3.250%, 10/15/29 (a)	1,336,000	781,213
Occidental Petroleum Corp. 3.200%, 08/15/26	4,105,000	2,003,289
Valero Energy Corp.
4.000%, 04/01/29	1,705,000	1,664,033
6.625%, 06/15/37 (a)	905,000	934,117

		16,843,933

Pharmaceuticals—0.4%
AbbVie, Inc. 3.200%, 11/21/29 (144A)	2,142,000	2,185,212
Bayer U.S. Finance LLC 4.625%, 06/25/38 (144A)	1,000,000	1,035,079
Bristol-Myers Squibb Co. 3.200%, 06/15/26 (144A)	1,272,000	1,358,566
CVS Health Corp. 2.875%, 06/01/26	2,150,000	2,165,938

		6,744,795

Pipelines—1.1%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (144A) (a)	8,126,000	6,076,901
Enbridge, Inc. 6.000%, 3M LIBOR + 3.890%, 01/15/77 (a) (b)	1,209,000	894,660
Energy Transfer Operating L.P.
4.050%, 03/15/25	2,257,000	1,973,531
5.250%, 04/15/29	750,000	635,090
Enterprise Products Operating LLC 5.375%, 3M LIBOR + 2.570%, 02/15/78 (b)	1,800,000	1,260,000
MPLX L.P. 4.500%, 04/15/38	5,948,000	4,648,764
ONEOK, Inc. 4.350%, 03/15/29 (a)	903,000	736,253
Plains All American Pipeline L.P. / PAA Finance Corp. 3.550%, 12/15/29 (a)	1,391,000	950,347

		17,175,546

Real Estate Investment Trusts—1.7%
Alexandria Real Estate Equities, Inc. 4.500%, 07/30/29	540,000	565,472
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	444,000	447,701
American Tower Corp. 3.800%, 08/15/29	1,413,000	1,442,337

Real Estate Investment Trusts—(Continued)
Boston Properties L.P. 4.500%, 12/01/28	2,671,000	2,937,420
Camden Property Trust 4.100%, 10/15/28	465,000	487,824
Crown Castle International Corp.
3.700%, 06/15/26	6,765,000	6,848,973
Digital Realty Trust L.P. 3.700%, 08/15/27 (a)	7,296,000	7,050,678
Duke Realty L.P. 3.375%, 12/15/27	1,449,000	1,481,860
Sabra Health Care L.P. 3.900%, 10/15/29	2,280,000	2,039,706
Vornado Realty L.P. 3.500%, 01/15/25	3,000,000	2,948,619

		26,250,590

Retail—0.1%
Home Depot, Inc. (The) 5.950%, 04/01/41	990,000	1,386,933

Semiconductors—0.3%
NVIDIA Corp. 3.500%, 04/01/50	225,000	245,638
NXP B.V. / NXP Funding LLC 3.875%, 06/18/26 (144A) (a)	3,968,000	3,859,335

		4,104,973

Software—0.2%
Fidelity National Information Services, Inc. 3.750%, 05/21/29 (a)	2,515,000	2,737,233
Oracle Corp. 3.600%, 04/01/50	178,000	177,282

		2,914,515

Telecommunications—0.9%
AT&T, Inc.
4.125%, 02/17/26	1,986,000	2,118,963
4.750%, 05/15/46	525,000	583,047
4.850%, 03/01/39	2,500,000	2,828,594
Telefonica Emisiones S.A.U. 5.213%, 03/08/47	3,997,000	4,485,194
Verizon Communications, Inc. 4.272%, 01/15/36	3,411,000	3,984,940

		14,000,738

Transportation—0.1%
Kansas City Southern 4.200%, 11/15/69	1,591,000	1,527,550

Total Corporate Bonds & Notes (Cost $282,452,117)		261,751,332

BHFTI-316

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—7.2%

Security Description	Shares	Value

Aerospace & Defense—0.0%
Airbus SE	564	$36,594
BAE Systems plc	4,276	27,591
Boeing Co. (The)	452	67,411
General Dynamics Corp.	470	62,186
L3Harris Technologies, Inc.	249	44,850
Lockheed Martin Corp.	243	82,365
Meggitt plc	13,607	49,293
Northrop Grumman Corp.	172	52,039
Raytheon Co.	345	45,247
Raytheon Technologies Corp.	768	72,445
TransDigm Group, Inc.	72	23,054

		563,075

Air Freight & Logistics—0.0%
DSV Panalpina A/S	456	41,520
Expeditors International of Washington, Inc.	3,204	213,771
FedEx Corp.	310	37,591
United Parcel Service, Inc. - Class B	672	62,778

		355,660

Auto Components—0.1%
Autoliv, Inc.	5,248	241,460
BorgWarner, Inc.	4,219	102,817
FCC Co., Ltd.	9,100	132,941
Gentex Corp.	9,286	205,778
JTEKT Corp.	7,300	49,570
Koito Manufacturing Co., Ltd.	900	30,458
Lear Corp.	1,266	102,862
Magna International, Inc.	5,300	169,135
NGK Spark Plug Co., Ltd.	4,000	56,303
Stanley Electric Co., Ltd.	2,100	41,379
Sumitomo Electric Industries, Ltd.	13,300	139,900
Yokohama Rubber Co., Ltd. (The)	2,500	31,018

		1,303,621

Automobiles—0.1%
Daimler AG	1,510	46,323
Ford Motor Co. (a)	4,909	23,710
General Motors Co.	1,562	32,458
Honda Motor Co., Ltd.	12,100	272,126
Isuzu Motors, Ltd.	16,800	111,203
Peugeot S.A.	6,724	89,647
Suzuki Motor Corp.	600	14,357
Tesla, Inc. (c)	111	58,164
Toyota Motor Corp.	9,900	595,998
Yamaha Motor Co., Ltd.	7,300	88,178

		1,332,164

Banks—0.5%
Australia & New Zealand Banking Group, Ltd.	3,996	43,096
Banco Bilbao Vizcaya Argentaria S.A.	20,347	65,045
Banco Santander S.A.	18,096	44,045
Bank of America Corp.	29,733	631,232
Bank of Montreal	1,127	56,907
Bank of Nova Scotia (The)	1,488	60,766

Banks—(Continued)
Barclays plc	81,416	94,598
BNP Paribas S.A.	4,740	142,888
BOC Hong Kong Holdings, Ltd.	18,000	49,601
Citigroup, Inc.	8,385	353,176
City Holding Co.	299	19,893
Commerce Bancshares, Inc.	2,588	130,306
Commonwealth Bank of Australia	2,041	77,094
Community Bank System, Inc.	493	28,988
CVB Financial Corp.	3,389	67,949
DBS Group Holdings, Ltd.	22,500	294,191
Erste Group Bank AG	1,316	24,392
Fifth Third Bancorp	5,453	80,977
Hang Seng Bank, Ltd.	20,000	340,774
HSBC Holdings plc	73,471	413,758
ING Groep NV	21,074	110,387
Intesa Sanpaolo S.p.A.	23,151	37,788
JPMorgan Chase & Co.	12,080	1,087,562
KeyCorp	9,014	93,475
Lloyds Banking Group plc	80,710	31,827
M&T Bank Corp.	2,123	219,582
Mebuki Financial Group, Inc.	43,000	87,680
Mitsubishi UFJ Financial Group, Inc.	66,900	249,580
Mizuho Financial Group, Inc.	63,800	73,017
National Australia Bank, Ltd.	4,058	42,898
Nordea Bank Abp	3,538	19,972
Oversea-Chinese Banking Corp., Ltd.	12,200	74,215
PNC Financial Services Group, Inc. (The)	1,645	157,459
Powszechna Kasa Oszczednosci Bank Polski S.A.	6,717	36,652
Royal Bank of Canada	1,414	87,585
Royal Bank of Scotland Group plc	27,201	37,942
Societe Generale S.A.	6,506	109,446
Standard Chartered plc	14,721	81,137
Toronto-Dominion Bank (The)	2,140	90,980
Truist Financial Corp.	8,254	254,553
U.S. Bancorp	9,394	323,623
UniCredit S.p.A.	3,080	24,116
United Overseas Bank, Ltd.	5,600	76,689
Wells Fargo & Co.	18,002	516,657
Westpac Banking Corp.	4,548	47,539

		6,992,037

Beverages—0.2%
Anheuser-Busch InBev S.A.	916	40,678
Brown-Forman Corp. - Class B	4,554	252,792
Coca-Cola Co. (The)	21,912	969,606
Constellation Brands, Inc. - Class A	232	33,259
Diageo plc	16,177	518,128
Monster Beverage Corp. (c)	664	37,357
PepsiCo, Inc.	6,389	767,319

		2,619,139

Biotechnology—0.2%
AbbVie, Inc.	10,358	789,176
Alexion Pharmaceuticals, Inc. (c)	1,742	156,414
Alnylam Pharmaceuticals, Inc. (a) (c)	135	14,695
Amgen, Inc.	3,982	807,271

BHFTI-317

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
BeiGene, Ltd. (ADR) (a) (c)	82	$10,095
Biogen, Inc. (c)	1,468	464,446
Catalyst Pharmaceuticals, Inc. (c)	12,541	48,283
Coherus Biosciences, Inc. (a) (c)	3,153	51,142
CSL, Ltd.	560	101,586
Eagle Pharmaceuticals, Inc. (c)	2,361	108,606
Exact Sciences Corp. (a) (c)	304	17,632
Galapagos NV (c)	486	97,017
Gilead Sciences, Inc.	1,660	124,101
Incyte Corp. (c)	277	20,285
Pharming Group NV (c)	20,869	22,221
Regeneron Pharmaceuticals, Inc. (c)	80	39,063
Sarepta Therapeutics, Inc. (a) (c)	152	14,868
United Therapeutics Corp. (c)	622	58,981
Vertex Pharmaceuticals, Inc. (c)	242	57,584

		3,003,466

Building Products—0.1%
Allegion plc	3,344	307,715
Assa Abloy AB - Class B	2,259	42,706
Cie de Saint-Gobain	5,916	143,841
Geberit AG	686	302,619
Owens Corning	732	28,409
Trane Technologies plc	559	46,168

		871,458

Capital Markets—0.2%
Affiliated Managers Group, Inc.	1,767	104,500
Ameriprise Financial, Inc.	1,484	152,080
Ashmore Group plc	4,580	20,200
Bank of New York Mellon Corp. (The)	4,909	165,335
BlackRock, Inc.	124	54,556
Blackstone Group, Inc. (The) - Class A	744	33,904
Bolsa Mexicana de Valores S.A.B. de C.V.	3,358	5,112
Brookfield Asset Management, Inc. - Class A	1,394	61,791
Charles Schwab Corp. (The)	1,212	40,747
CI Financial Corp.	4,300	42,685
CME Group, Inc.	337	58,271
Credit Suisse Group AG	16,373	135,198
Daiwa Securities Group, Inc.	20,800	80,680
Deutsche Bank AG	2,090	14,040
Evercore, Inc. - Class A	1,550	71,393
FactSet Research Systems, Inc.	1,346	350,875
Federated Hermes, Inc.	4,219	80,372
Franklin Resources, Inc.	1,593	26,587
Goldman Sachs Group, Inc. (The)	325	50,242
Hargreaves Lansdown plc	5,203	89,152
Hong Kong Exchanges and Clearing, Ltd.	2,000	60,062
Houlihan Lokey, Inc.	714	37,214
IG Group Holdings plc	4,074	34,890
Intercontinental Exchange, Inc.	686	55,395
Invesco, Ltd.	6,635	60,246
London Stock Exchange Group plc	372	33,518
Macquarie Group, Ltd.	669	36,422
MarketAxess Holdings, Inc.	60	19,954
Moody’s Corp.	253	53,510

Capital Markets—(Continued)
Morgan Stanley	1,170	39,780
Nomura Holdings, Inc.	6,100	25,841
S&P Global, Inc.	1,726	422,956
SEI Investments Co.	6,247	289,486
Singapore Exchange, Ltd.	34,500	222,142
State Street Corp.	518	27,594
T. Rowe Price Group, Inc.	3,265	318,827
TD Ameritrade Holding Corp.	327	11,334
UBS Group AG (c)	5,547	51,845

		3,438,736

Chemicals—0.1%
Air Liquide S.A.	704	90,237
Air Products & Chemicals, Inc.	246	49,104
Asahi Kasei Corp.	7,100	50,181
BASF SE	1,481	71,582
Celanese Corp.	1,138	83,518
Chr Hansen Holding A/S	402	30,162
Corteva, Inc. (c)	938	22,043
Denka Co., Ltd.	4,400	92,601
Dow, Inc. (c)	969	28,334
DuPont de Nemours, Inc.	952	32,463
Eastman Chemical Co.	965	44,950
Ecolab, Inc.	324	50,489
EMS-Chemie Holding AG	222	139,731
Givaudan S.A.	23	71,310
International Flavors & Fragrances, Inc. (a)	166	16,945
Linde plc	530	91,690
LyondellBasell Industries NV - Class A	1,535	76,182
Mitsubishi Gas Chemical Co., Inc.	8,000	86,898
Mosaic Co. (The)	1,248	13,503
Novozymes A/S - B Shares	4,624	210,851
PPG Industries, Inc.	2,265	189,354
Sherwin-Williams Co. (The)	100	45,952
Shikoku Chemicals Corp.	2,000	18,381
Shin-Etsu Chemical Co., Ltd.	500	49,554
Showa Denko KK	5,100	105,446
Sika AG	267	44,177
Ube Industries, Ltd.	9,100	139,454
Victrex plc	12,980	316,812

		2,261,904

Commercial Services & Supplies—0.1%
Babcock International Group plc	10,487	49,709
Cintas Corp.	1,052	182,228
Copart, Inc. (c)	2,625	179,865
Deluxe Corp.	11,100	287,823
PayPoint plc	4,507	29,969
Republic Services, Inc.	966	72,508
Secom Co., Ltd.	3,500	290,998
Societe BIC S.A.	3,979	222,556
Toppan Printing Co., Ltd.	4,200	64,370
Waste Management, Inc.	2,496	231,030

		1,611,056

BHFTI-318

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—0.1%
Arista Networks, Inc. (c)	85	$17,217
Cisco Systems, Inc.	23,976	942,496
Nokia Oyj	6,153	19,310
Telefonaktiebolaget LM Ericsson - B Shares	3,852	31,438

		1,010,461

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A.	1,527	29,831
MasTec, Inc. (a) (c)	1,283	41,993
Quanta Services, Inc.	1,091	34,617
Vinci S.A.	1,020	84,400

		190,841

Construction Materials—0.0%
CRH plc	1,759	47,948
James Hardie Industries plc	1,308	15,256
LafargeHolcim, Ltd. (c)	1,515	55,384

		118,588

Consumer Finance—0.0%
American Express Co.	730	62,495
Capital One Financial Corp.	2,627	132,453
Discover Financial Services	552	19,690
Synchrony Financial	4,144	66,677

		281,315

Containers & Packaging—0.0%
International Paper Co.	1,676	52,174
Smurfit Kappa Group plc	918	25,885
Toyo Seikan Group Holdings, Ltd.	2,000	22,828

		100,887

Diversified Consumer Services—0.0%
H&R Block, Inc.	5,709	80,383

Diversified Financial Services—0.0%
Berkshire Hathaway, Inc. - Class B (c)	2,884	527,282
Industrivarden AB - C Shares	5,009	97,783
Jefferies Financial Group, Inc.	4,616	63,101
ORIX Corp.	5,700	68,544

		756,710

Diversified Telecommunication Services—0.1%
AT&T, Inc. (a)	19,893	579,881
CenturyLink, Inc.	1,470	13,906
Deutsche Telekom AG	4,619	61,158
Elisa Oyj	4,034	250,667
Infrastrutture Wireless Italiane S.p.A.	6,553	71,205
NOS SGPS S.A.	16,529	55,443
PCCW, Ltd.	150,000	82,426
Spark New Zealand, Ltd.	26,743	65,187
Swisscom AG	201	108,361
Telecom Italia S.p.A. (c)	54,075	22,114
Verizon Communications, Inc.	10,033	539,073

		1,849,421

Electric Utilities—0.1%
Edison International	442	24,217
Endesa S.A.	2,341	50,119
Enel S.p.A.	34,903	242,939
Evergy, Inc.	1,352	74,427
Eversource Energy	884	69,138
Exelon Corp.	1,449	53,338
Iberdrola S.A.	7,692	75,951
NextEra Energy, Inc.	608	146,297
Orsted A/S	414	40,657
Red Electrica Corp. S.A.	6,585	118,574
Southern Co. (The)	1,356	73,414

		969,071

Electrical Equipment—0.1%
ABB, Ltd.	3,460	60,836
Eaton Corp. plc	726	56,403
Emerson Electric Co.	4,946	235,677
EnerSys	626	31,000
Legrand S.A.	4,603	295,787
Nidec Corp.	1,200	62,245
Nvent Electric plc	1,676	28,274
Schneider Electric SE	3,930	338,367
Signify NV	2,635	51,184
Vestas Wind Systems A/S	411	33,456

		1,193,229

Electronic Equipment, Instruments & Components—0.0%
Corning, Inc.	1,932	39,683
Flex, Ltd. (c)	1,508	12,630
Hitachi, Ltd.	6,900	200,858
Keyence Corp.	300	96,815
Murata Manufacturing Co., Ltd.	900	45,553
Yokogawa Electric Corp.	2,700	32,519

		428,058

Energy Equipment & Services—0.0%
Cactus, Inc. - Class A	4,482	51,991
Computer Modelling Group, Ltd.	10,000	27,215
Schlumberger, Ltd.	1,605	21,651
TGS Nopec Geophysical Co. ASA	7,819	87,742

		188,599

Entertainment—0.1%
Activision Blizzard, Inc.	777	46,216
Electronic Arts, Inc. (c)	375	37,564
Liberty Media Corp.-Liberty Formula One - Class C (c)	1,169	31,832
Netflix, Inc. (c)	372	139,686
Nintendo Co., Ltd.	200	77,139
Roku, Inc. (a) (c)	155	13,559
Take-Two Interactive Software, Inc. (c)	204	24,196
Walt Disney Co. (The)	4,021	388,429

		758,621

Equity Real Estate Investment Trusts—0.1%
American Tower Corp.	395	86,011

BHFTI-319

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Apple Hospitality REIT, Inc.	44,226	$405,552
CapitaLand Commercial Trust, Ltd.	113,000	121,728
Cofinimmo S.A.	480	62,910
Concentradora Fibra Danhos S.A. de C.V.	88,200	72,129
Crown Castle International Corp.	407	58,771
Digital Realty Trust, Inc.	391	54,314
Equinix, Inc.	94	58,710
Equity LifeStyle Properties, Inc.	1,378	79,207
Link REIT	17,400	146,984
Mid-America Apartment Communities, Inc.	585	60,273
Mori Trust Sogo REIT, Inc.	38	45,888
Orix JREIT, Inc.	45	59,091
Prologis, Inc.	1,113	89,452
PS Business Parks, Inc.	661	89,579
Public Storage	1,572	312,215
RLJ Lodging Trust	7,500	57,900
SBA Communications Corp.	137	36,986
Simon Property Group, Inc.	860	47,180
SmartCentres Real Estate Investment Trust	3,980	53,282
Ventas, Inc.	578	15,490
Welltower, Inc.	677	30,993
Weyerhaeuser Co.	1,403	23,781

		2,068,426

Food & Staples Retailing—0.0%
Costco Wholesale Corp.	428	122,036
FamilyMart Co., Ltd.	2,300	41,182
Koninklijke Ahold Delhaize NV	1,844	43,156
Kroger Co. (The)	1,026	30,903
Seven & i Holdings Co., Ltd.	1,300	42,929
Sysco Corp.	675	30,800
Walgreens Boots Alliance, Inc.	900	41,175
Walmart, Inc.	2,186	248,373

		600,554

Food Products—0.1%
Conagra Brands, Inc.	673	19,746
Danone S.A.	1,104	71,202
Hershey Co. (The)	3,343	442,947
Kraft Heinz Co. (The)	935	23,132
Lamb Weston Holdings, Inc.	1,587	90,618
Mondelez International, Inc. - Class A	1,658	83,033
Nestle S.A.	12,214	1,258,875
Want Want China Holdings, Ltd.	98,000	70,703

		2,060,256

Gas Utilities—0.0%
Hong Kong & China Gas Co., Ltd.	31,000	50,979
Naturgy Energy Group S.A.	5,720	101,260
Osaka Gas Co., Ltd.	7,500	141,575
Rubis SCA	960	40,127
Tokyo Gas Co., Ltd.	7,200	170,582

		504,523

Health Care Equipment & Supplies—0.1%
Abbott Laboratories	3,457	272,792
Align Technology, Inc. (c)	82	14,264
Baxter International, Inc.	572	46,441
Becton Dickinson & Co.	290	66,633
Boston Scientific Corp. (c)	1,747	57,005
Danaher Corp.	667	92,319
DexCom, Inc. (c)	91	24,504
Edwards Lifesciences Corp. (c)	246	46,400
Hoya Corp.	700	59,541
Intuitive Surgical, Inc. (c)	154	76,262
Koninklijke Philips NV	1,127	45,615
Medtronic plc	5,307	478,585
Olympus Corp.	1,300	18,762
Smith & Nephew plc	5,652	100,298
Stryker Corp.	2,144	356,955
Sysmex Corp.	400	28,921
Zimmer Biomet Holdings, Inc.	275	27,797

		1,813,094

Health Care Providers & Services—0.1%
Anthem, Inc.	236	53,581
Centene Corp. (c)	684	40,636
Cigna Corp. (c)	339	60,064
CVS Health Corp.	1,101	65,322
HCA Healthcare, Inc.	348	31,268
Humana, Inc.	139	43,649
McKesson Corp.	206	27,864
Netcare, Ltd.	99,453	83,293
Premier, Inc. - Class A (c)	2,107	68,941
Quest Diagnostics, Inc.	2,097	168,389
UnitedHealth Group, Inc.	2,216	552,626

		1,195,633

Health Care Technology—0.0%
Cerner Corp.	538	33,888
Veeva Systems, Inc. - Class A (c)	191	29,867

		63,755

Hotels, Restaurants & Leisure—0.0%
Aristocrat Leisure, Ltd.	1,673	21,647
Carnival plc	924	11,215
Chipotle Mexican Grill, Inc. (c)	35	22,904
Compass Group plc	1,902	29,718
Galaxy Entertainment Group, Ltd.	5,000	26,485
Las Vegas Sands Corp.	596	25,312
Marriott International, Inc. - Class A	382	28,577
McDonald’s Corp.	1,374	227,191
Oriental Land Co., Ltd.	400	51,190
Starbucks Corp.	1,114	73,234
Yum! Brands, Inc.	447	30,633

		548,106

Household Durables—0.1%
Barratt Developments plc	15,210	82,896
D.R. Horton, Inc. (a)	2,013	68,442

BHFTI-320

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Garmin, Ltd.	2,858	$214,236
Haseko Corp.	7,000	75,018
Lennar Corp. - Class A	459	17,534
Mohawk Industries, Inc. (c)	489	37,281
NVR, Inc. (c)	31	79,642
Persimmon plc	5,821	137,855
Redrow plc	13,223	58,893
Sekisui Chemical Co., Ltd.	7,600	100,798
Sekisui House, Ltd.	5,200	85,937
Sony Corp.	1,500	89,165
Taylor Wimpey plc	30,537	44,375
Tempur Sealy International, Inc. (c)	663	28,980

		1,121,052

Household Products—0.2%
Clorox Co. (The)	1,784	309,078
Colgate-Palmolive Co.	8,856	587,684
Essity AB - Class B	1,928	59,454
Kimberly-Clark Corp.	4,232	541,146
Procter & Gamble Co. (The)	11,634	1,279,740
Reckitt Benckiser Group plc	817	62,703
WD-40 Co.	554	111,271

		2,951,076

Independent Power and Renewable Electricity Producers—0.0%
West Holdings Corp.	5,200	67,463

Industrial Conglomerates—0.1%
3M Co.	3,455	471,642
General Electric Co.	7,276	57,772
Honeywell International, Inc.	3,234	432,677
Jardine Strategic Holdings, Ltd.	1,100	24,348
LG Corp.	2,619	125,677
Siemens AG	759	65,326

		1,177,442

Insurance—0.3%
Aflac, Inc.	7,196	246,391
Ageas	1,163	48,393
AIA Group, Ltd.	19,600	176,328
Allianz SE	1,521	262,192
American Equity Investment Life Holding Co.	5,394	101,407
American Financial Group, Inc.	3,154	221,032
American International Group, Inc.	4,379	106,191
Arch Capital Group, Ltd. (c)	2,314	65,856
ASR Nederland NV	14,637	368,753
Athene Holding, Ltd. - Class A (c)	3,219	79,896
Aviva plc	42,217	140,156
AXA S.A.	3,925	67,969
Chubb, Ltd.	701	78,295
Everest Re Group, Ltd.	508	97,749
Globe Life, Inc. (c)	3,589	258,300
Legal & General Group plc	51,143	122,352
Lincoln National Corp.	2,924	76,960
Manulife Financial Corp.	19,197	241,037

Insurance—(Continued)
Marsh & McLennan Cos., Inc.	1,005	86,892
NN Group NV	4,739	127,995
Primerica, Inc.	846	74,854
Principal Financial Group, Inc.	4,394	137,708
Progressive Corp. (The)	747	55,158
Prudential Financial, Inc.	1,889	98,492
Prudential plc	11,632	148,483
RSA Insurance Group plc	13,385	69,576
Sun Life Financial, Inc.	4,700	151,190
Unum Group	8,451	126,850
Zurich Insurance Group AG	260	92,289

		3,928,744

Interactive Media & Services—0.3%
Alphabet, Inc. - Class A (c)	847	984,172
Alphabet, Inc. - Class C (c)	1,365	1,587,235
Auto Trader Group plc	75,141	408,365
carsales.com, Ltd.	4,377	32,541
Facebook, Inc. - Class A (c)	6,572	1,096,209
IAC/InterActiveCorp (c)	112	20,074
Rightmove plc	13,705	82,655
Snap, Inc. - Class A (c)	1,511	17,966
TripAdvisor, Inc.	949	16,503
Twitter, Inc. (c)	728	17,880

		4,263,600

Internet & Direct Marketing Retail—0.2%
Amazon.com, Inc. (c)	1,273	2,481,994
Booking Holdings, Inc. (c)	44	59,194
Delivery Hero AG (c)	214	16,228
eBay, Inc.	11,213	337,063
Expedia Group, Inc.	158	8,891
Just Eat Takeaway (c)	226	17,037
MercadoLibre, Inc. (c)	37	18,077
Prosus NV (c)	750	51,966

		2,990,450

IT Services—0.4%
Accenture plc - Class A	891	145,465
Amdocs, Ltd.	7,449	409,471
Atos SE	1,295	87,628
Automatic Data Processing, Inc.	4,710	643,763
Cognizant Technology Solutions Corp. - Class A	525	24,397
Computershare, Ltd.	4,168	24,714
Fidelity National Information Services, Inc.	5,272	641,286
Fiserv, Inc. (c)	5,337	506,962
Fujitsu, Ltd.	300	27,072
Global Payments, Inc.	407	58,702
Infosys, Ltd. (ADR)	29,429	241,612
International Business Machines Corp.	4,183	464,020
Jack Henry & Associates, Inc.	1,392	216,094
MasterCard, Inc. - Class A	3,541	855,364
Nomura Research Institute, Ltd.	10,500	221,857
Okta, Inc. (c)	179	21,885
Paychex, Inc.	6,899	434,085

BHFTI-321

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
PayPal Holdings, Inc. (c)	2,064	$197,607
Shopify, Inc. - Class A (c)	96	40,221
Square, Inc. - Class A (c)	388	20,323
Twilio, Inc. - Class A (a) (c)	193	17,272
Visa, Inc. - A Shares (a)	6,583	1,060,653
Western Union Co. (The)	9,813	177,910
Wipro, Ltd. (ADR)	9,718	30,126
Wirecard AG	127	14,587
Wix.com, Ltd. (c)	120	12,098

		6,595,174

Leisure Products—0.0%
Brunswick Corp.	699	24,724
Polaris, Inc.	353	16,997

		41,721

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	411	29,436
Illumina, Inc. (c)	148	40,422
IQVIA Holdings, Inc. (c)	191	20,601
Lonza Group AG	78	32,452
Mettler-Toledo International, Inc. (c)	436	301,062
QIAGEN NV (c)	310	12,581
Sartorius Stedim Biotech	692	138,966
Thermo Fisher Scientific, Inc.	746	211,566
Waters Corp. (c)	2,201	400,692

		1,187,778

Machinery—0.1%
Amada Holdings Co., Ltd.	5,400	42,630
Atlas Copco AB - A Shares	9,680	325,324
Caterpillar, Inc.	728	84,477
Deere & Co.	387	53,468
Graco, Inc.	5,715	278,492
IDEX Corp.	1,805	249,288
Illinois Tool Works, Inc. (a)	3,221	457,768
Ingersoll Rand, Inc. (c)	1	12
Komatsu, Ltd.	3,400	55,944
Rotork plc	19,429	52,342
SMC Corp.	100	42,687
Snap-on, Inc.	1,812	197,182
Timken Co. (The)	846	27,360
Trelleborg AB - B Shares	3,198	34,528
Volvo AB - B Shares	2,390	28,739

		1,930,241

Media—0.1%
Astro Malaysia Holdings Bhd	359,000	70,159
Charter Communications, Inc. - Class A (c)	154	67,192
Comcast Corp. - Class A	4,024	138,345
Discovery, Inc. - Class A (c)	1,164	22,628
Fox Corp. - Class A	5,726	135,305
ITV plc	76,250	63,047
Liberty Global plc - Class A (c)	1,685	27,819
Mediaset Espana Comunicacion S.A.	31,263	115,992

Media—(Continued)
Metropole Television S.A.	16,471	185,223
Omnicom Group, Inc.	2,946	161,735
Publicis Groupe S.A.	7,312	209,782
RTL Group S.A.	6,316	213,343
Singapore Press Holdings, Ltd.	48,700	62,734
SKY Perfect JSAT Holdings, Inc.	17,600	62,650

		1,535,954

Metals & Mining—0.1%
Alacer Gold Corp. (c)	23,200	74,844
Anglo American plc	5,524	96,528
Argonaut Gold, Inc. (c)	45,200	34,688
Barrick Gold Corp.	2,604	47,850
BHP Group, Ltd.	14,167	257,555
Centerra Gold, Inc. (c)	6,900	41,038
Evolution Mining, Ltd.	48,021	111,376
Fortescue Metals Group, Ltd.	12,524	76,494
Franco-Nevada Corp.	600	59,949
Glencore plc	13,675	20,872
Kirkland Lake Gold, Ltd.	541	15,934
Newmont Corp.	1,385	62,713
Northern Star Resources, Ltd.	7,318	46,859
Pan American Silver Corp.	2,000	28,779
Perseus Mining, Ltd. (c)	275,211	154,795
Polymetal International plc	11,193	189,761
Reliance Steel & Aluminum Co.	528	46,248
Rio Tinto plc	4,543	208,536
Rio Tinto, Ltd.	2,571	136,092

		1,710,911

Multi-Utilities—0.0%
Centrica plc	104,459	49,408
Dominion Energy, Inc.	1,101	79,481
E.ON SE	3,756	39,500
Engie S.A.	3,248	33,598
Hera S.p.A.	9,227	33,141
National Grid plc	5,326	62,424
RWE AG	891	23,851
Sempra Energy	595	67,229

		388,632

Multiline Retail—0.0%
Dollar General Corp.	271	40,924
Dollar Tree, Inc. (c)	302	22,188
Dollarama, Inc.	3,900	108,190
Next plc	2,036	102,555
Target Corp.	447	41,557
Wesfarmers, Ltd.	2,483	53,469

		368,883

Oil, Gas & Consumable Fuels—0.2%
Apache Corp.	460	1,923
BP plc	17,250	73,385
Canadian Natural Resources, Ltd.	1,680	22,980
Chevron Corp.	4,693	340,055

BHFTI-322

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Concho Resources, Inc.	411	$17,611
ConocoPhillips	1,288	39,670
Enbridge, Inc.	1,841	53,609
Eni S.p.A.	14,621	147,825
EOG Resources, Inc.	958	34,411
Exxon Mobil Corp.	14,986	569,018
Gaztransport Et Technigaz S.A.	2,412	177,164
Hess Corp.	457	15,218
Inpex Corp.	32,700	183,809
Keyera Corp.	1,411	13,114
Kinder Morgan, Inc.	2,993	41,663
Lukoil PJSC (ADR)	1,102	65,194
Marathon Petroleum Corp.	659	15,566
Neste Oyj	486	16,462
Occidental Petroleum Corp. (a)	957	11,082
OMV AG	3,233	89,360
Parex Resources, Inc. (c)	9,700	82,022
Phillips 66	3,283	176,133
Pioneer Natural Resources Co.	525	36,829
PTT Exploration & Production PCL (NVDR)	35,400	73,970
Repsol S.A.	9,995	91,207
Royal Dutch Shell plc - A Shares	15,362	268,832
Royal Dutch Shell plc - A Shares	4,286	76,588
Royal Dutch Shell plc - B Shares	20,815	349,003
Suncor Energy, Inc.	2,165	34,553
TC Energy Corp.	1,257	55,870
Total S.A.	10,416	403,927
Valero Energy Corp.	1,499	67,995
Woodside Petroleum, Ltd.	2,390	26,630

		3,672,678

Paper & Forest Products—0.0%
UPM-Kymmene Oyj	1,219	33,599

Personal Products—0.0%
Estee Lauder Cos., Inc. (The) - Class A	244	38,879
Kao Corp.	800	65,503
L’Oreal S.A.	1,350	354,356
Shiseido Co., Ltd.	600	35,443
Unilever NV	1,613	79,473
Unilever plc	771	38,923

		612,577

Pharmaceuticals—0.7%
Allergan plc	293	51,890
Astellas Pharma, Inc.	10,500	162,542
AstraZeneca plc	1,323	118,181
Bayer AG	845	49,602
Bristol-Myers Squibb Co.	14,962	833,982
Chugai Pharmaceutical Co., Ltd.	2,800	324,104
Daiichi Sankyo Co., Ltd.	600	41,281
Eisai Co., Ltd.	400	29,360
Eli Lilly & Co.	5,523	766,151
GlaxoSmithKline plc	37,643	706,083
Hisamitsu Pharmaceutical Co., Inc.	800	37,300
Innoviva, Inc. (c)	6,200	72,912

Pharmaceuticals—(Continued)
Ipsen S.A.	696	36,128
Jazz Pharmaceuticals plc (c)	576	57,450
Johnson & Johnson	11,918	1,562,807
Kaken Pharmaceutical Co., Ltd.	1,500	69,839
Merck & Co., Inc.	13,785	1,060,618
Mylan NV (c)	8,189	122,098
Novartis AG	12,125	1,002,071
Novo Nordisk A/S - Class B	13,115	791,116
Pfizer, Inc.	29,478	962,162
Recordati S.p.A.	6,234	264,092
Roche Holding AG	3,494	1,135,948
Sanofi	1,039	91,474
Sawai Pharmaceutical Co., Ltd.	3,300	176,593
Shionogi & Co., Ltd.	7,200	354,284
Takeda Pharmaceutical Co., Ltd.	1,600	48,964
Teva Pharmaceutical Industries, Ltd. (ADR) (c)	1,225	11,000
Zoetis, Inc.	498	58,610

		10,998,642

Professional Services—0.1%
Exponent, Inc.	539	38,760
Recruit Holdings Co., Ltd.	1,700	43,897
RELX plc	16,064	344,366
Robert Half International, Inc.	2,695	101,736
Wolters Kluwer NV	4,388	311,986

		840,745

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (c)	2,071	78,097
CK Asset Holdings, Ltd.	8,500	46,242
Deutsche Wohnen SE	799	30,528
Hysan Development Co., Ltd.	66,000	213,660
Mitsui Fudosan Co., Ltd.	1,800	31,133
Newmark Group, Inc. - Class A	8,598	36,542
Sun Hung Kai Properties, Ltd.	20,000	262,598
Swire Properties, Ltd.	41,400	116,154
Wharf Real Estate Investment Co., Ltd.	20,000	81,951

		896,905

Road & Rail—0.1%
Canadian National Railway Co.	3,386	264,735
Canadian Pacific Railway, Ltd.	229	50,534
CSX Corp.	910	52,143
Norfolk Southern Corp.	331	48,326
Odakyu Electric Railway Co., Ltd.	4,200	92,320
Sankyu, Inc.	800	29,877
Union Pacific Corp.	3,347	472,061

		1,009,996

Semiconductors & Semiconductor Equipment—0.3%
Advanced Micro Devices, Inc. (c)	894	40,659
Analog Devices, Inc.	510	45,722
Applied Materials, Inc.	999	45,774
ASML Holding NV	895	237,856
Broadcom, Inc.	1,716	406,864

BHFTI-323

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Dialog Semiconductor plc (c)	1,042	$28,207
Globalwafers Co., Ltd.	2,000	22,137
Infineon Technologies AG	1,681	25,179
Intel Corp.	19,952	1,079,802
KLA Corp.	1,649	237,027
Lam Research Corp.	949	227,760
Maxim Integrated Products, Inc.	6,920	336,381
Microchip Technology, Inc. (a)	414	28,069
Micron Technology, Inc. (c)	1,070	45,004
NVIDIA Corp.	487	128,373
NXP Semiconductors NV	390	32,343
QUALCOMM, Inc.	4,765	322,352
Radiant Opto-Electronics Corp.	11,000	28,324
Synaptics, Inc. (c)	499	28,877
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	7,855	375,390
Texas Instruments, Inc.	5,720	571,600
Tokyo Electron, Ltd.	200	37,608
Xilinx, Inc.	2,926	228,052

		4,559,360

Software—0.4%
Adobe, Inc. (c)	1,193	379,660
ANSYS, Inc. (c)	853	198,297
Autodesk, Inc. (c)	282	44,020
Check Point Software Technologies, Ltd. (c)	1,931	194,143
Citrix Systems, Inc.	702	99,368
DocuSign, Inc. (c)	163	15,061
Intuit, Inc.	1,660	381,800
Microsoft Corp.	25,586	4,035,168
Nice, Ltd. (ADR) (c)	104	14,930
Open Text Corp.	1,644	45,338
Oracle Corp.	14,438	697,789
Oracle Corp. Japan	1,700	148,415
Palo Alto Networks, Inc. (c)	132	21,643
RingCentral, Inc. - Class A (c)	86	18,224
Salesforce.com, Inc. (c)	761	109,569
SAP SE	1,226	140,810
ServiceNow, Inc. (c)	192	55,023
Splunk, Inc. (c)	190	23,984
SS&C Technologies Holdings, Inc.	446	19,544
Trend Micro, Inc.	3,100	153,121
Workday, Inc. - Class A (c)	228	29,690

		6,825,597

Specialty Retail—0.1%
AutoZone, Inc. (c)	37	31,302
Best Buy Co., Inc.	1,025	58,425
Fast Retailing Co., Ltd.	100	40,862
Foot Locker, Inc.	4,111	90,647
Hennes & Mauritz AB - B Shares	965	12,417
Home Depot, Inc. (The)	4,228	789,410
Industria de Diseno Textil S.A	1,746	45,329
Lowe’s Cos., Inc.	718	61,784
Ross Stores, Inc.	2,504	217,773
TJX Cos., Inc. (The)	1,445	69,085
Ulta Beauty, Inc. (c)	60	10,542

Specialty Retail—(Continued)
USS Co., Ltd.	18,900	260,333

		1,687,909

Technology Hardware, Storage & Peripherals—0.3%
Advantech Co., Ltd.	9,000	74,267
Apple, Inc. (a)	14,166	3,602,272
Brother Industries, Ltd.	8,300	126,868
HP, Inc.	10,966	190,370
NetApp, Inc.	3,519	146,707
Seagate Technology plc	1,164	56,803
Western Digital Corp.	321	13,360

		4,210,647

Textiles, Apparel & Luxury Goods—0.1%
Adidas AG	180	41,409
Cie Financiere Richemont S.A.	899	49,269
EssilorLuxottica S.A.	416	44,882
Gildan Activewear, Inc.	3,400	43,343
Kering S.A.	93	48,527
Kontoor Brands, Inc. (c)	2,349	45,030
LVMH Moet Hennessy Louis Vuitton SE	532	197,476
Moncler S.p.A.	7,057	257,616
NIKE, Inc. - Class B	1,097	90,766
Pandora A/S	1,459	47,512
Tapestry, Inc.	5,500	71,225
VF Corp.	480	25,958

		963,013

Thrifts & Mortgage Finance—0.0%
Essent Group, Ltd.	1,264	33,294
Genworth MI Canada, Inc.	8,407	186,802
MGIC Investment Corp.	5,892	37,414
Radian Group, Inc.	2,031	26,302

		283,812

Tobacco—0.1%
Altria Group, Inc.	6,985	270,110
British American Tobacco plc	2,215	75,638
Imperial Brands plc	1,634	30,288
Philip Morris International, Inc.	7,776	567,337
Scandinavian Tobacco Group A/S	5,605	56,624
Swedish Match AB	2,752	157,420

		1,157,417

Trading Companies & Distributors—0.1%
Ashtead Group plc	5,334	118,471
Fastenal Co.	10,172	317,875
Ferguson plc	425	26,576
Inaba Denki Sangyo Co., Ltd.	1,800	38,385
ITOCHU Corp.	7,700	159,760
Mitsui & Co., Ltd.	6,600	91,939
MSC Industrial Direct Co., Inc. - Class A	1,028	56,509
Sumitomo Corp.	4,100	47,014

		856,529

BHFTI-324

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Transportation Infrastructure—0.0%
Kamigumi Co., Ltd.	16,400	$277,434
Westshore Terminals Investment Corp. (a)	12,900	119,898

		397,332

Water Utilities—0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	5,437	40,923
TTW PCL (NVDR)	291,700	112,873

		153,796

Wireless Telecommunication Services—0.1%
KDDI Corp.	19,300	570,471
NTT DoCoMo, Inc.	18,400	578,407
SoftBank Group Corp.	1,500	52,526
Sprint Corp. (a) (c)	1,457	12,559
T-Mobile U.S., Inc. (a) (c)	359	30,120
Vodacom Group, Ltd.	17,800	116,833
Vodafone Group plc	26,362	36,825

		1,397,741

Total Common Stocks (Cost $132,118,097)		111,950,263

Mutual Fund—2.1%

Investment Company Securities—2.1%
iShares Core S&P 500 ETF (a) (Cost $35,493,592)	126,112	32,587,341

Preferred Stocks—0.0%

Auto Manufacturers—0.0%
Volkswagen AG	453	53,972

Household Products—0.0%
Henkel AG & Co. KGaA	796	64,913

Water Utilities—0.0%
Cia de Saneamento do Parana	97,800	90,533

Total Preferred Stocks (Cost $280,819)		209,418

Warrant—0.0%

Road & Rail—0.0%
BTS Group Holdings PCL, Expires 02/16/21 (c) (Cost $0)	34,190	604

Short-Term Investments—70.5%

Repurchase Agreement—45.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $698,423,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 7.625%, maturity dates ranging from 07/15/22 - 03/31/27, and an aggregate market value of $712,399,619.	698,423,271	698,423,271

U.S. Treasury—25.4%
U.S. Treasury Bills
1.479%, 06/04/20 (a) (d)	147,700,000	147,672,429
1.500%, 08/13/20 (a) (d)	105,155,000	105,113,805
1.514%, 06/18/20 (d)	115,676,000	115,647,428
1.538%, 05/21/20 (a) (d)	25,305,000	25,301,652

		393,735,314

Total Short-Term Investments (Cost $1,090,172,700)		1,092,158,585

Securities Lending Reinvestments (e)—2.2%

Certificates of Deposit—0.5%
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (b)	5,000,000	4,945,940
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (b)	2,500,000	2,500,000

		7,445,940

Commercial Paper—0.1%
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/17/20 (b)	1,000,643	996,210

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $3,691,206; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $3,765,031.	3,691,206	3,691,206
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $4,001,672; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000

BHFTI-325

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $408,000.	400,000	$400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $800,009; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $816,000.	800,000	800,000

		8,891,206

Time Deposit—0.1%
ABN AMRO Bank NV 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—0.9%
BlackRock Liquidity Funds, Institutional Shares 0.340% (f)	3,000,000	3,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (f)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (f)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (f)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (f)	3,000,000	3,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $33,391,697)		33,333,356

Total Investments—98.9% (Cost $1,573,909,022)		1,531,990,899
Other assets and liabilities (net)—1.1%		17,681,083

Net Assets—100.0%		$1,549,671,982

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $158,605,520 and the collateral received consisted of cash in the amount of $33,391,849 and non-cash collateral with a value of $128,505,574. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe- keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Non-income producing security.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $51,818,075, which is 3.3% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	10,900,000	JPMC	04/22/20	USD	6,610,223	$95,094
AUD	4,978,000	MSIP	04/22/20	USD	3,038,921	23,379
BRL	31,953,000	GSI	04/02/20	USD	6,146,344	3,075
BRL	41,760,000	MSIP	04/02/20	USD	9,447,963	(1,411,166)
BRL	28,870,000	UBSA	04/02/20	USD	5,553,311	2,779
BRL	31,677,000	UBSA	04/02/20	USD	6,093,254	3,049
BRL	50,740,000	UBSA	04/02/20	USD	11,468,999	(1,703,983)
BRL	28,870,000	UBSA	05/05/20	USD	5,694,595	(150,368)
CAD	3,082,000	GSI	04/23/20	USD	2,234,427	(43,825)

BHFTI-326

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	26,009,000	UBSA	04/23/20	USD	18,230,590	$255,896
CAD	43,249,000	UBSA	04/23/20	USD	31,011,382	(271,174)
CHF	1,893,000	JPMC	04/22/20	USD	1,960,633	8,065
CHF	7,535,000	UBSA	04/22/20	USD	7,704,964	131,349
CLP	1,985,019,000	UBSA	04/07/20	USD	2,460,910	(141,430)
CLP	107,994,000	UBSA	05/06/20	USD	126,936	(643)
COP	16,745,163,000	GSI	04/07/20	USD	4,907,583	(786,174)
COP	17,378,924,000	MSIP	04/07/20	USD	5,077,845	(800,451)
COP	25,485,490,000	UBSA	05/06/20	USD	6,284,180	(24,645)
DKK	23,011,000	JPMC	04/22/20	USD	3,344,698	56,881
EUR	3,393,000	JPMC	04/22/20	USD	3,718,718	26,177
EUR	25,411,000	UBSA	04/22/20	USD	27,574,797	471,626
GBP	6,416,000	GSI	04/22/20	USD	7,920,474	52,082
GBP	6,109,000	MSIP	04/22/20	USD	7,436,551	154,525
GBP	663,300	JPMC	05/13/20	USD	769,955	54,622
HUF	2,524,927,000	GSI	04/22/20	USD	7,700,296	22,771
IDR	71,101,680,000	MSIP	04/07/20	USD	5,058,818	(701,334)
IDR	71,689,995,000	MSIP	04/07/20	USD	5,128,773	(735,235)
IDR	110,347,099,000	UBSA	05/06/20	USD	6,692,164	52,662
ILS	22,107,000	MSIP	04/22/20	USD	6,215,939	30,105
INR	177,550,000	MSIP	04/07/20	USD	2,355,215	(9,253)
INR	362,325,000	MSIP	04/07/20	USD	4,806,270	(18,883)
INR	539,875,000	UBSA	04/07/20	USD	7,119,544	13,805
INR	421,148,000	UBSA	05/06/20	USD	5,528,328	17,234
JPY	3,242,111,344	JPMC	04/22/20	USD	29,207,629	970,547
KRW	11,524,642,000	JPMC	04/07/20	USD	9,485,302	(16,922)
KRW	14,466,002,000	UBSA	04/07/20	USD	11,960,909	(75,975)
KRW	9,615,290,000	UBSA	05/06/20	USD	7,892,707	14,212
MYR	19,308,000	MSIP	04/07/20	USD	4,536,654	(68,318)
MYR	29,280,000	MSIP	04/07/20	USD	6,954,869	(178,772)
MYR	30,813,000	MSIP	04/07/20	USD	7,149,188	(18,318)
MYR	24,559,000	MSIP	05/06/20	USD	5,711,395	(30,500)
NZD	2,272,000	GSI	04/22/20	USD	1,351,267	4,192
PHP	254,079,000	GSI	04/07/20	USD	4,981,941	12,374
PHP	125,330,000	UBSA	04/07/20	USD	2,449,449	14,106
PHP	379,409,000	UBSA	05/06/20	USD	7,376,475	64,074
PLN	1,132,000	GSI	04/22/20	USD	267,449	6,159
RUB	614,027,000	MSIP	04/07/20	USD	9,360,168	(1,548,084)
RUB	777,313,000	UBSA	04/07/20	USD	12,022,473	(2,132,950)
RUB	466,880,000	UBSA	05/06/20	USD	5,862,786	49,558
SEK	28,281,000	JPMC	04/22/20	USD	2,793,663	66,490
THB	171,376,000	GSI	04/22/20	USD	5,227,269	(5,013)
TWD	74,549,000	MSIP	04/07/20	USD	2,460,363	6,420
TWD	594,217,000	MSIP	04/07/20	USD	19,956,910	(294,616)
ZAR	36,461,000	GSI	04/23/20	USD	2,200,401	(168,277)
ZAR	83,524,000	JPMC	04/23/20	USD	4,651,021	4,121

Contracts to Deliver
BRL	31,953,000	GSI	04/02/20	USD	6,837,792	688,372
BRL	41,760,000	MSIP	04/02/20	USD	8,032,777	(4,019)
BRL	50,740,000	UBSA	04/02/20	USD	9,760,132	(4,884)
BRL	31,677,000	UBSA	04/02/20	USD	6,786,935	690,632
BRL	28,870,000	UBSA	04/02/20	USD	5,703,933	147,843
BRL	23,550,000	UBSA	05/05/20	USD	4,518,419	(4,149)
CAD	21,175,000	UBSA	04/22/20	USD	14,759,543	(290,869)
CAD	8,101,000	JPMC	04/23/20	USD	5,686,659	(71,311)

BHFTI-327

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	1,877,025,000	UBSA	04/07/20	USD	2,202,822	$9,533
CLP	107,994,000	UBSA	04/07/20	USD	126,824	634
COP	25,485,490,000	UBSA	04/07/20	USD	6,295,823	23,198
COP	8,638,597,000	UBSA	04/07/20	USD	2,139,591	13,413
COP	20,381,986,000	UBSA	05/06/20	USD	5,001,714	(4,340)
DKK	13,822,000	JPMC	04/22/20	USD	2,028,072	(15,151)
GBP	1,853,839	UBSA	04/22/20	USD	2,218,565	(85,025)
GBP	1,319,375	JPMC	05/13/20	USD	1,563,570	(76,604)
HUF	2,125,141,000	JPMC	04/22/20	USD	6,463,719	(36,511)
IDR	32,444,576,000	JPMC	04/07/20	USD	2,190,721	202,347
IDR	110,347,099,000	UBSA	04/07/20	USD	6,724,791	(37,857)
IDR	91,001,847,000	MSIP	05/06/20	USD	5,503,589	(58,783)
ILS	25,784,000	JPMC	04/22/20	USD	7,116,945	(167,988)
INR	362,325,000	MSIP	04/07/20	USD	5,016,267	228,881
INR	177,550,000	MSIP	04/07/20	USD	2,463,577	117,615
INR	539,875,000	UBSA	04/07/20	USD	7,161,485	28,137
INR	539,875,000	UBSA	05/06/20	USD	7,017,743	(91,183)
JPY	793,755,000	JPMC	04/22/20	USD	7,316,778	(71,642)
KRW	8,107,582,000	MSIP	04/07/20	USD	6,804,231	143,229
KRW	9,615,290,000	UBSA	04/07/20	USD	7,884,293	(15,407)
KRW	8,267,772,000	UBSA	04/07/20	USD	6,948,875	156,264
KRW	8,834,744,000	UBSA	05/06/20	USD	7,223,830	(41,224)
MXN	501,788,000	GSI	04/22/20	USD	20,348,315	(743,608)
MYR	29,134,000	MSIP	04/07/20	USD	6,949,076	206,766
MYR	28,496,000	MSIP	04/07/20	USD	6,763,024	168,363
MYR	21,771,000	MSIP	04/07/20	USD	5,111,763	73,430
MYR	30,813,000	MSIP	05/06/20	USD	7,140,904	13,357
NOK	2,794,000	JPMC	04/22/20	USD	256,014	(12,765)
NZD	12,550,000	JPMC	04/22/20	USD	7,364,921	(122,324)
PHP	379,409,000	UBSA	04/07/20	USD	7,417,576	(40,295)
PHP	312,434,000	MSIP	05/06/20	USD	6,074,937	(52,173)
RUB	461,882,000	MSIP	04/07/20	USD	6,768,494	892,105
RUB	466,880,000	UBSA	04/07/20	USD	5,887,516	(52,460)
RUB	462,578,000	UBSA	04/07/20	USD	6,847,935	962,692
RUB	371,828,000	UBSA	05/06/20	USD	4,712,649	3,998
THB	228,323,000	GSI	04/22/20	USD	6,950,895	(6,678)
TWD	668,766,000	UBSA	04/07/20	USD	21,995,264	(133,813)
ZAR	147,272,000	GSI	04/22/20	USD	8,438,610	229,299

Cross Currency Contracts to Buy
EUR	246,554	GSI	04/22/20	PLN	1,132,000	(1,484)
MXN	501,788,000	JPMC	04/22/20	CAD	29,246,240	304,771
NZD	8,444,877	JPMC	04/22/20	AUD	8,224,000	(20,975)

Net Unrealized Depreciation						$(5,607,523)

Cash in the amount of $840,000 has been received at the custodian bank and is held in a segregated account as collateral for forward foreign currency exchange contracts.

BHFTI-328

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/19/20	2,657	EUR	72,987,790	$10,640,303
FTSE 100 Index Futures	06/19/20	385	GBP	21,696,675	2,392,836
MSCI Emerging Markets Index Mini Futures	06/19/20	74	USD	3,118,730	306,502
NASDAQ 100 Index E-Mini Futures	06/19/20	227	USD	35,349,575	324,015
Nikkei 225 Index Futures	06/11/20	141	JPY	2,667,720,000	339,893
S&P 500 Index E-Mini Futures	06/19/20	2,008	USD	257,997,880	(8,431,190)
S&P TSX 60 Index Futures	06/18/20	51	CAD	8,304,840	(229,524)
SPI 200 Index Futures	06/18/20	113	AUD	14,432,925	321,307
U.S. Treasury Long Bond Futures	06/19/20	312	USD	55,867,500	907,043
U.S. Treasury Note 2 Year Futures	06/30/20	113	USD	24,903,258	55,197
U.S. Treasury Note 5 Year Futures	06/30/20	59	USD	7,396,203	160,318
U.S. Treasury Ultra Long Bond Futures	06/19/20	34	USD	7,543,750	678,603

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/19/20	(3,029)	EUR	(83,206,630)	(7,558,794)
FTSE 100 Index Futures	06/19/20	(752)	GBP	(42,378,960)	(4,602,775)
NASDAQ 100 Index E-Mini Futures	06/19/20	(97)	USD	(15,105,325)	(639,677)
S&P 500 Index E-Mini Futures	06/19/20	(2,849)	USD	(366,053,765)	15,463,187
TOPIX Index Futures	06/11/20	(288)	JPY	(4,040,640,000)	(4,790)
U.S. Treasury Note 10 Year Futures	06/19/20	(2,359)	USD	(327,163,813)	(955,684)
U.S. Treasury Note 2 Year Futures	06/30/20	(116)	USD	(25,564,406)	(433,370)
U.S. Treasury Note 5 Year Futures	06/30/20	(246)	USD	(30,838,406)	(115,375)

Net Unrealized Appreciation					$8,618,025

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	1.060%	Quarterly	01/23/30	USD	472,000,000	$15,708,774	$388,118	$15,320,656

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTI-329

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$261,751,332	$—	$261,751,332
Common Stocks
Aerospace & Defense	449,597	113,478	—	563,075
Air Freight & Logistics	314,140	41,520	—	355,660
Auto Components	822,052	481,569	—	1,303,621
Automobiles	114,332	1,217,832	—	1,332,164
Banks	4,261,670	2,730,367	—	6,992,037
Beverages	2,060,333	558,806	—	2,619,139
Biotechnology	2,879,659	123,807	—	3,003,466
Building Products	382,292	489,166	—	871,458
Capital Markets	2,634,746	803,990	—	3,438,736
Chemicals	744,527	1,517,377	—	2,261,904
Commercial Services & Supplies	953,454	657,602	—	1,611,056
Communications Equipment	959,713	50,748	—	1,010,461
Construction & Engineering	76,610	114,231	—	190,841
Construction Materials	—	118,588	—	118,588
Consumer Finance	281,315	—	—	281,315
Containers & Packaging	52,174	48,713	—	100,887
Diversified Consumer Services	80,383	—	—	80,383
Diversified Financial Services	590,383	166,327	—	756,710
Diversified Telecommunication Services	1,132,860	716,561	—	1,849,421
Electric Utilities	440,831	528,240	—	969,071
Electrical Equipment	351,354	841,875	—	1,193,229
Electronic Equipment, Instruments & Components	52,313	375,745	—	428,058
Energy Equipment & Services	100,857	87,742	—	188,599
Entertainment	681,482	77,139	—	758,621
Equity Real Estate Investment Trusts	1,631,825	436,601	—	2,068,426
Food & Staples Retailing	473,287	127,267	—	600,554
Food Products	659,476	1,400,780	—	2,060,256
Gas Utilities	—	504,523	—	504,523

BHFTI-330

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$1,559,957	$253,137	$—	$1,813,094
Health Care Providers & Services	1,112,340	83,293	—	1,195,633
Health Care Technology	63,755	—	—	63,755
Hotels, Restaurants & Leisure	407,851	140,255	—	548,106
Household Durables	446,115	674,937	—	1,121,052
Household Products	2,828,919	122,157	—	2,951,076
Independent Power and Renewable Electricity Producers	—	67,463	—	67,463
Industrial Conglomerates	962,091	215,351	—	1,177,442
Insurance	2,304,258	1,624,486	—	3,928,744
Interactive Media & Services	3,740,039	523,561	—	4,263,600
Internet & Direct Marketing Retail	2,905,219	85,231	—	2,990,450
IT Services	6,219,316	375,858	—	6,595,174
Leisure Products	41,721	—	—	41,721
Life Sciences Tools & Services	1,003,779	183,999	—	1,187,778
Machinery	1,348,047	582,194	—	1,930,241
Media	553,024	982,930	—	1,535,954
Metals & Mining	412,043	1,298,868	—	1,710,911
Multi-Utilities	196,118	192,514	—	388,632
Multiline Retail	212,859	156,024	—	368,883
Oil, Gas & Consumable Fuels	1,694,516	1,978,162	—	3,672,678
Paper & Forest Products	—	33,599	—	33,599
Personal Products	38,879	573,698	—	612,577
Pharmaceuticals	5,559,680	5,438,962	—	10,998,642
Professional Services	140,496	700,249	—	840,745
Real Estate Management & Development	114,639	782,266	—	896,905
Road & Rail	887,799	122,197	—	1,009,996
Semiconductors & Semiconductor Equipment	4,180,049	379,311	—	4,559,360
Software	6,383,251	442,346	—	6,825,597
Specialty Retail	1,328,968	358,941	—	1,687,909
Technology Hardware, Storage & Peripherals	4,009,512	201,135	—	4,210,647
Textiles, Apparel & Luxury Goods	276,322	686,691	—	963,013
Thrifts & Mortgage Finance	283,812	—	—	283,812
Tobacco	837,447	319,970	—	1,157,417
Trading Companies & Distributors	374,384	482,145	—	856,529
Transportation Infrastructure	119,898	277,434	—	397,332
Water Utilities	40,923	112,873	—	153,796
Wireless Telecommunication Services	42,679	1,355,062	—	1,397,741
Total Common Stocks	75,812,370	36,137,893	—	111,950,263
Total Mutual Fund*	32,587,341	—	—	32,587,341
Preferred Stocks
Auto Manufacturers	—	53,972	—	53,972
Household Products	—	64,913	—	64,913
Water Utilities	90,533	—	—	90,533
Total Preferred Stocks	90,533	118,885	—	209,418
Total Warrant*	604	—	—	604
Total Short-Term Investments*	—	1,092,158,585	—	1,092,158,585
Securities Lending Reinvestments
Certificates of Deposit	—	7,445,940	—	7,445,940
Commercial Paper	—	996,210	—	996,210
Repurchase Agreements	—	8,891,206	—	8,891,206
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	18,333,356	—	33,333,356
Total Investments	$123,490,848	$1,408,500,051	$—	$1,531,990,899

Collateral for Securities Loaned (Liability)	$—	$(33,391,849)	$—	$(33,391,849)

BHFTI-331

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,992,308	$—	$7,992,308
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(13,599,831)	—	(13,599,831)
Total Forward Contracts	$—	$(5,607,523)	$—	$(5,607,523)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$31,589,204	$—	$—	$31,589,204
Futures Contracts (Unrealized Depreciation)	(22,971,179)	—	—	(22,971,179)
Total Futures Contracts	$8,618,025	$—	$—	$8,618,025
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$15,320,656	$—	$15,320,656

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-332

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—88.6% of Net Assets

Security Description	Shares	Value

Argentina—0.0%
Grupo Financiero Galicia S.A. (ADR)	3,900	$27,495

Brazil—3.8%
Ambev S.A. (ADR) (a)	325,200	747,960
Atacadao S.A.	29,600	117,520
B2W Cia Digital (b)	18,800	173,669
B3 S.A. - Brasil Bolsa Balcao	63,100	435,960
Banco Bradesco S.A. (ADR)	270,600	1,098,636
Banco BTG Pactual S.A.	51,500	329,451
Banco do Brasil S.A.	48,900	262,470
Banco Santander Brasil S.A. (ADR) (a)	81,900	423,423
BB Seguridade Participacoes S.A.	114,800	549,023
BR Malls Participacoes S.A.	209,900	403,149
Braskem S.A. (ADR)	15,600	103,584
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	22,500	166,050
Cia de Saneamento de Minas Gerais-COPASA	20,800	163,723
Construtora Tenda S.A.	33,200	131,750
Cosan, Ltd. - Class A (a) (b)	31,700	389,910
EcoRodovias Infraestrutura e Logistica S.A. (b)	155,700	283,167
EDP - Energias do Brasil S.A.	21,600	67,675
Engie Brasil Energia S.A.	61,300	459,151
Fleury S.A.	55,300	215,406
Grendene S.A.	49,000	71,009
IRB Brasil Resseguros S/A	11,100	20,679
Itau Unibanco Holding S.A. (ADR)	204,300	917,307
Lojas Renner S.A.	23,800	153,717
Mahle-Metal Leve S.A.	21,500	72,576
MRV Engenharia e Participacoes S.A.	42,000	98,936
Petroleo Brasileiro S.A.	79,400	216,069
Petroleo Brasileiro S.A. (ADR)	138,100	759,550
SLC Agricola S.A.	34,800	152,029
Smiles Fidelidade S.A.	3,300	7,843
Sul America S.A.	54,700	355,817
Tim Participacoes S.A. (ADR)	3,100	37,696
Transmissora Alianca de Energia Eletrica S.A.	20,300	100,912
Tupy S.A.	56,000	141,398
Vale S.A. (ADR)	96,200	797,498
YDUQS Part	18,800	80,213

		10,504,926

Canada—0.0%
ATLAS Corp.	9,800	75,362

Chile—0.4%
Banco de Chile	2	0
Banco de Credito e Inversiones S.A.	1,048	35,509
Cencosud S.A.	92,416	96,110
Cia Cervecerias Unidas S.A.	35,346	242,417
Colbun S.A.	841,893	91,478
Enel Americas S.A. (ADR)	104,987	636,221
Inversiones La Construccion S.A.	5,453	34,913

		1,136,648

China—38.6%
AAC Technologies Holdings, Inc.	52,500	270,553
Air China, Ltd. - Class H	486,000	311,623

China—(Continued)
Alibaba Group Holding, Ltd. (ADR) (b)	94,300	18,339,464
Angang Steel Co., Ltd. - Class A	798,600	303,813
Angang Steel Co., Ltd. - Class H	99,600	26,100
Anhui Conch Cement Co., Ltd. - Class H	172,500	1,192,490
Anhui Expressway Co., Ltd. - Class H	78,000	38,284
ANTA Sports Products, Ltd.	105,000	758,924
Autohome, Inc. (ADR) (b)	6,300	447,426
BAIC Motor Corp., Ltd. - Class H (144A)	214,000	84,117
Baidu, Inc. (ADR) (b)	14,700	1,481,613
Bank of Beijing Co., Ltd. - Class A	150,900	102,953
Bank of China, Ltd. - Class H	6,231,000	2,377,847
Bank of Communications Co., Ltd. - Class H	1,320,000	805,302
Bank of Jiangsu Co., Ltd. - Class A	689,300	585,451
Bank of Nanjing Co., Ltd. - Class A	503,100	515,829
Bank of Shanghai Co., Ltd. - Class A	556,800	648,262
Baozun, Inc. (ADR) (b)	8,700	243,078
Beijing Capital International Airport Co., Ltd. - Class H	428,000	272,144
BYD Electronic International Co., Ltd.	386,000	640,566
China CITIC Bank Corp., Ltd. - Class A	745,500	545,647
China Construction Bank Corp. - Class A	690,200	618,319
China Construction Bank Corp. - Class H	6,498,000	5,296,345
China Enterprise Co., Ltd. - Class A	147,300	88,142
China Everbright Bank Co., Ltd. - Class H	276,000	105,391
China Everbright, Ltd.	230,000	337,775
China Galaxy Securities Co., Ltd. - Class H	524,000	252,895
China Lesso Group Holdings, Ltd.	702,000	921,219
China Life Insurance Co., Ltd. - Class H	260,000	510,036
China Lilang, Ltd.	40,000	23,058
China Longyuan Power Group Corp., Ltd. - Class H	57,000	31,174
China Medical System Holdings, Ltd.	374,000	403,178
China Merchants Bank Co., Ltd. - Class H	355,500	1,595,977
China Minsheng Banking Corp., Ltd. - Class A	313,500	252,916
China Mobile, Ltd.	432,000	3,263,710
China National Building Material Co., Ltd. - Class H	912,000	989,990
China National Chemical Engineering Co., Ltd. - Class A	660,100	553,193
China National Medicines Corp., Ltd. - Class A	30,700	122,627
China Overseas Land & Investment, Ltd.	64,000	197,500
China Pacific Insurance Group Co., Ltd. - Class H	96,200	289,206
China Petroleum & Chemical Corp. - Class H	1,708,000	837,785
China Power International Development, Ltd.	819,000	150,854
China Railway Construction Corp., Ltd. - Class H	70,500	78,659
China Reinsurance Group Corp. - Class H	632,000	72,876
China Resources Cement Holdings, Ltd.	598,000	710,371
China Resources Land, Ltd.	128,000	525,135
China Resources Pharmaceutical Group, Ltd. (144A)	133,000	79,613
China Resources Power Holdings Co., Ltd.	398,000	436,494
China Shenhua Energy Co., Ltd. - Class A	126,911	291,362
China Shenhua Energy Co., Ltd. - Class H	473,000	897,305
China Shineway Pharmaceutical Group, Ltd.	52,000	38,817
China Telecom Corp., Ltd. - Class H	2,096,000	632,360
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	98,957
China Vanke Co., Ltd. - Class H	102,100	334,427
China Yangtze Power Co., Ltd. - Class A	109,800	267,045
China Yongda Automobiles Services Holdings, Ltd.	77,500	62,844
Chlitina Holding, Ltd.	12,000	67,458
Chongqing Rural Commercial Bank Co., Ltd. - Class H	474,000	193,951
Citic Pacific, Ltd.	459,000	477,892

BHFTI-333

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
CNOOC, Ltd.	1,498,000	$1,561,778
Consun Pharmaceutical Group, Ltd.	58,000	26,188
Cosco Shipping Energy Transportation Co., Ltd. - Class H	198,000	106,122
CSPC Pharmaceutical Group, Ltd.	290,000	577,183
Daqin Railway Co., Ltd. - Class A	657,200	631,178
Far East Horizon, Ltd.	456,000	366,052
Fosun International, Ltd.	331,000	380,276
Geely Automobile Holdings, Ltd.	647,000	948,231
Gemdale Corp. - Class A	201,300	401,900
Great Wall Motor Co., Ltd. - Class H	899,000	572,791
Gree Electric Appliances, Inc. of Zhuhai - Class A	26,552	196,209
Guangzhou R&F Properties Co., Ltd. - Class H	344,800	447,800
Haier Smart Home Co., Ltd. - Class A	79,100	161,211
Haitian International Holdings, Ltd.	15,000	27,904
Henan Shuanghui Investment & Development Co., Ltd. - Class A	17,000	93,847
Hengan International Group Co., Ltd.	122,500	918,604
Hollysys Automation Technologies, Ltd.	10,200	131,580
Huatai Securities Co., Ltd. - Class H (144A)	27,200	40,262
Huaxin Cement Co., Ltd. - Class B	141,200	217,024
Huayu Automotive Systems Co., Ltd. - Class A	85,900	259,360
Industrial & Commercial Bank of China, Ltd. - Class A	216,000	157,147
Industrial & Commercial Bank of China, Ltd. - Class H	4,799,000	3,274,396
JD.com, Inc. (ADR) (b)	41,100	1,664,550
Jiangsu Expressway Co., Ltd. - Class H	388,000	432,056
Jiangsu Yangnong Chemical Co., Ltd. - Class A	9,600	91,613
JOYY, Inc. (ADR) (a) (b)	1,000	53,260
Kasen International Holdings, Ltd. (b)	196,000	39,585
Lenovo Group, Ltd.	174,000	92,942
LexinFintech Holdings, Ltd. (ADR) (b)	10,200	90,474
Livzon Pharmaceutical Group, Inc. - Class H	40,700	147,904
Logan Property Holdings Co., Ltd.	530,000	812,292
Longfor Group Holdings, Ltd. (144A)	158,000	764,600
Lonking Holdings, Ltd.	392,000	116,153
Luye Pharma Group, Ltd. (144A)	433,500	210,583
Luzhou Laojiao Co., Ltd. - Class A	12,000	125,175
Metallurgical Corp. of China, Ltd. - Class H	240,000	41,873
Momo, Inc. (ADR)	5,200	112,788
NetEase, Inc. (ADR)	6,400	2,054,144
New Oriental Education & Technology Group, Inc. (ADR) (b)	2,800	303,072
PICC Property & Casualty Co., Ltd. - Class H	906,000	871,432
Ping An Insurance Group Co. of China, Ltd. - Class A	18,700	183,023
Ping An Insurance Group Co. of China, Ltd. - Class H	382,500	3,741,675
Poly Property Group Co., Ltd.	83,234	28,105
Postal Savings Bank of China Co., Ltd. - Class H (144A)	1,446,000	877,708
Qudian, Inc. (ADR) (a) (b)	38,000	68,400
SDIC Power Holdings Co., Ltd. - Class A	183,800	206,239
Semiconductor Manufacturing International Corp. (a) (b)	134,000	209,554
Shandong Hualu Hengsheng Chemical Co., Ltd. - Class A	43,600	96,967
Shandong Sun Paper Industry JSC, Ltd. - Class A	534,700	664,944
Shanghai Construction Group Co., Ltd. - Class A	731,700	332,123
Shanghai Industrial Holdings, Ltd.	54,000	81,360
Shanghai Industrial Urban Development Group, Ltd.	54,000	5,118
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	25,700	43,517
Shanghai Pudong Development Bank Co., Ltd. - Class A	451,900	648,468
Shanxi Xishan Coal & Electricity Power Co., Ltd. - Class A	595,800	408,718
Shengyi Technology Co., Ltd. - Class A	28,100	104,247
Shenzhen Expressway Co., Ltd. - Class H	466,000	473,265

China—(Continued)
Shenzhen International Holdings, Ltd.	93,500	170,085
Shenzhen Kangtai Biological Products Co., Ltd. - Class A	8,700	141,033
Shenzhou International Group Holdings, Ltd.	4,800	50,677
Shimao Property Holdings, Ltd.	253,000	885,515
Sihuan Pharmaceutical Holdings Group, Ltd.	1,829,000	183,673
SINA Corp. (b)	900	28,656
Sinopec Engineering Group Co., Ltd. - Class H	369,000	154,643
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	546,000	134,646
Sinopharm Group Co., Ltd. - Class H	196,800	440,722
Sinotruk Hong Kong, Ltd.	257,500	426,219
Sun Art Retail Group, Ltd.	445,500	659,368
Sunac China Holdings, Ltd.	248,000	1,140,582
TAL Education Group (ADR) (b)	24,800	1,320,848
Tencent Holdings, Ltd.	338,300	16,496,040
Tian Ge Interactive Holdings, Ltd. (144A) (b)	66,231	14,437
Tianneng Power International, Ltd.	166,000	122,743
Tongkun Group Co., Ltd. - Class A	112,260	186,211
Trip.com Group, Ltd. (ADR) (b)	13,200	309,540
Uni-President China Holdings, Ltd.	277,000	267,659
Vipshop Holdings, Ltd. (ADR) (b)	37,900	590,482
Want Want China Holdings, Ltd.	1,077,000	777,009
Weichai Power Co., Ltd. - Class H	507,000	811,431
Xtep International Holdings, Ltd.	177,518	57,685
Yuexiu Property Co., Ltd.	2,018,000	362,695
Yuexiu Transport Infrastructure, Ltd.	184,000	111,479
Yum China Holdings, Inc.	28,000	1,193,640
Yuzhou Properties Co., Ltd.	72,000	30,497
Zhongsheng Group Holdings, Ltd.	82,000	285,445
ZTE Corp. - Class H (b)	63,000	194,546

		107,341,518

Colombia—0.2%
Bancolombia S.A. (ADR)	10,000	249,600
Ecopetrol S.A.	535,787	250,614
Interconexion Electrica S.A. ESP	31,998	121,942

		622,156

Czech Republic—0.1%
Komercni Banka A/S	1,624	30,839
Moneta Money Bank (144A)	68,553	141,647
O2 Czech Republic A.S.	10,748	97,699

		270,185

Egypt—0.0%
ElSewedy Electric Co.	89,672	44,991

Greece—0.4%
Aegean Airlines S.A.	2,529	11,647
Hellenic Telecommunications Organization S.A.	56,000	680,259
JUMBO S.A.	13,134	179,397
OPAP S.A.	20,195	155,250

		1,026,553

Hong Kong—0.4%
Bosideng International Holdings, Ltd.	596,000	139,158

BHFTI-334

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Kingboard Laminates Holdings, Ltd.	212,000	$195,112
Sino Biopharmaceutical, Ltd.	360,000	471,870
Xinyi Glass Holdings, Ltd.	184,000	209,630

		1,015,770

Hungary—0.3%
Magyar Telekom Telecommunications plc	42,755	47,756
MOL Hungarian Oil & Gas plc	61,011	359,532
OTP Bank	6,851	198,736
Richter Gedeon Nyrt	14,124	266,397

		872,421

India—1.1%
Dr Reddy’s Laboratories, Ltd. (ADR)	17,200	693,676
Infosys, Ltd. (ADR) (a)	236,700	1,943,307
Vedanta, Ltd. (ADR)	24,500	87,220
Wipro, Ltd. (ADR)	104,900	325,190

		3,049,393

Indonesia—1.3%
Adaro Energy Tbk PT	2,292,600	138,377
Astra International Tbk PT	2,112,200	504,061
Bank Central Asia Tbk PT	301,300	509,479
Bank Negara Indonesia Persero Tbk PT	855,900	199,804
Bank Rakyat Indonesia Persero Tbk PT	5,600,200	1,029,810
Gudang Garam Tbk PT	10,500	26,434
Indofood CBP Sukses Makmur Tbk PT	376,300	235,183
Indofood Sukses Makmur Tbk PT	1,114,400	432,882
Perusahaan Gas Negara Tbk PT	1,960,200	92,039
Telekomunikasi Indonesia Persero Tbk PT (ADR)	30,100	579,425
United Tractors Tbk PT	9,124	9,429
Waskita Beton Precast Tbk PT	260,731	2,077

		3,759,000

Luxembourg—0.0%
Ternium S.A. (ADR)	9,700	115,430

Malaysia—1.7%
AMMB Holdings Bhd	207,700	142,763
Astro Malaysia Holdings Bhd	472,500	92,340
Berjaya Sports Toto Bhd	333,100	176,313
Bermaz Auto Bhd	226,200	58,587
Carlsberg Brewery Malaysia Bhd	37,700	215,347
DiGi.Com Bhd	136,000	136,106
Fraser & Neave Holdings Bhd	16,100	115,441
Genting Malaysia Bhd	740,000	341,304
Hong Leong Financial Group Bhd	60,000	188,010
Malaysia Airports Holdings Bhd	53,900	53,501
MISC Bhd	412,900	709,438
Muhibbah Engineering M Bhd	143,300	24,605
Petronas Chemicals Group Bhd	423,400	490,117
Public Bank Bhd	33,400	122,036
RHB Bank Bhd	551,800	593,918
Sime Darby Bhd	452,300	175,889
Supermax Corp. Bhd	709,956	280,496

Malaysia—(Continued)
Telekom Malaysia Bhd	187,000	163,871
Tenaga Nasional Bhd	184,600	512,526
YTL Power International Bhd	302,000	42,363

		4,634,971

Mexico—2.1%
America Movil S.A.B. de C.V.	2,776,600	1,650,335
Corp. Inmobiliaria Vesta S.A.B. de C.V.	44,100	51,011
Fomento Economico Mexicano S.A.B. de C.V.	108,800	661,491
Gruma S.A.B. de C.V.	74,680	574,428
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,100	24,027
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	13,300	71,909
Grupo Financiero Banorte S.A.B. de C.V. - Class O	169,300	463,885
Grupo Herdez S.A.B. de C.V.	24,400	30,219
Grupo Mexico S.A.B. de C.V. - Series B	220,400	408,700
Industrias Bachoco S.A.B. de C.V.	17,800	50,273
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	277,700	422,125
Orbia Advance Corp. S.A.B. de C.V.	220,700	243,377
Wal-Mart de Mexico S.A.B. de C.V.	455,900	1,074,096

		5,725,876

Peru—0.3%
Credicorp, Ltd.	6,000	858,420
Nexa Resources S.A.	3,200	11,136

		869,556

Philippines—0.7%
Aboitiz Power Corp.	273,300	140,749
Alliance Global Group, Inc. (b)	386,000	52,756
Altus San Nicolas Corp.	2,539	259
Ayala Land, Inc.	316,200	188,849
BDO Unibank, Inc.	54,710	112,160
Cebu Air, Inc.	43,420	38,642
Globe Telecom, Inc.	6,805	258,689
International Container Terminal Services, Inc.	119,770	174,880
JG Summit Holdings, Inc.	50,320	51,383
Manila Electric Co.	25,960	114,260
Megaworld Corp.	1,548,900	76,497
Metro Pacific Investments Corp.	3,359,000	158,699
PLDT, Inc.	16,290	362,493
Puregold Price Club, Inc.	36,100	25,926
Robinsons Land Corp.	131,900	38,267
Security Bank Corp.	19,380	40,474
Semirara Mining & Power Corp.	284,500	61,461
SM Prime Holdings, Inc.	282,800	158,555
Vista Land & Lifescapes, Inc.	327,900	26,353

		2,081,352

Poland—0.7%
Bank Polska Kasa Opieki S.A.	21,026	284,704
Cyfrowy Polsat S.A.	65,151	376,124
Dino Polska S.A. (144A) (b)	2,620	102,477
Grupa Lotos S.A.	2,491	31,141
Polski Koncern Naftowy ORLEN S.A.	26,516	356,204
Powszechna Kasa Oszczednosci Bank Polski S.A.	6,388	34,857

BHFTI-335

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Poland—(Continued)
Powszechny Zaklad Ubezpieczen S.A.	98,711	$746,175

		1,931,682

Qatar—0.8%
Doha Bank QPSC (b)	99,315	48,795
Masraf Al Rayan QSC	73,527	73,817
Medicare Group	33,245	53,460
Ooredoo QPSC	181,110	291,150
Qatar Electricity & Water Co. QSC	22,755	85,113
Qatar Gas Transport Co., Ltd.	222,590	128,032
Qatar International Islamic Bank QSC	49,090	97,625
Qatar Islamic Bank SAQ	108,013	423,867
Qatar National Bank QPSC	220,762	1,008,560

		2,210,419

Russia—3.3%
Gazprom PJSC (ADR)	272,132	1,253,715
Globaltrans Investment plc (GDR)	41,504	219,154
Lukoil PJSC (ADR)	34,955	2,083,284
MMC Norilsk Nickel PJSC (ADR)	71,060	1,759,680
Mobile TeleSystems PJSC (ADR)	70,100	532,760
Novatek PJSC (GDR)	1,900	217,887
Novolipetsk Steel PJSC (GDR)	14,597	230,708
Sberbank of Russia PJSC (ADR)	183,424	1,737,960
Severstal PJSC (GDR)	46,340	510,029
Tatneft PJSC (ADR)	6,122	256,804
X5 Retail Group NV (GDR)	10,416	279,748

		9,081,729

Saudi Arabia—2.3%
Abdullah Al Othaim Markets Co.	10,675	263,662
Advanced Petrochemical Co.	10,794	127,842
Al Rajhi Bank	34,011	486,984
Alinma Bank	124,364	688,599
Almarai Co. JSC	22,106	276,893
Arab National Bank	20,326	98,996
Arriyadh Development Co.	34,366	123,480
Banque Saudi Fransi	24,704	169,955
Leejam Sports Co. JSC	4,056	56,344
Mobile Telecommunications Co. Saudi Arabia (b)	171,988	434,399
National Commercial Bank	41,292	381,326
Riyad Bank	78,149	311,145
Sahara International Petrochemical Co.	71,349	233,191
Saudi Airlines Catering Co.	6,214	124,187
Saudi Basic Industries Corp.	19,938	371,442
Saudi British Bank (The)	53,708	289,019
Saudi Industrial Investment Group	24,425	102,578
Saudi Telecom Co.	46,279	1,077,716
Saudia Dairy & Foodstuff Co.	3,337	121,674
United International Transportation Co.	25,470	185,830
Yanbu National Petrochemical Co.	30,896	342,061

		6,267,323

Singapore—0.1%
BOC Aviation, Ltd. (144A)	46,500	294,057

South Africa—3.6%
Absa Group, Ltd.	9,060	37,913
AngloGold Ashanti, Ltd.	5,373	91,823
Astral Foods, Ltd.	21,114	226,368
AVI, Ltd.	20,259	79,637
Barloworld, Ltd.	61,252	220,916
City Lodge Hotels, Ltd.	2,664	3,491
Coronation Fund Managers, Ltd.	100,826	177,278
FirstRand, Ltd.	315,555	708,952
Growthpoint Properties, Ltd.	416,108	298,628
Impala Platinum Holdings, Ltd.	51,012	215,461
Imperial Logistics, Ltd.	11,920	17,596
Kumba Iron Ore, Ltd.	18,684	291,041
Liberty Holdings, Ltd.	74,994	277,332
Life Healthcare Group Holdings, Ltd.	347,815	358,535
Momentum Metropolitan Holdings	43,062	37,459
Motus Holdings, Ltd. (b)	11,622	17,566
MTN Group, Ltd.	44,989	121,388
MultiChoice Group, Ltd. (b)	42,601	204,040
Naspers, Ltd. - N Shares	26,112	3,709,757
Netcare, Ltd.	137,684	115,311
Old Mutual, Ltd.	162,750	107,627
Pick n Pay Stores, Ltd.	7,065	23,856
Reunert, Ltd.	45,892	110,736
Sanlam, Ltd.	48,169	137,400
Sappi, Ltd. (b)	14,872	17,436
Sasol, Ltd. (b)	27,432	55,242
Shoprite Holdings, Ltd.	50,807	354,365
SPAR Group, Ltd. (The)	26,785	271,899
Standard Bank Group, Ltd.	84,514	483,266
Telkom S.A. SOC, Ltd.	130,259	149,070
Truworths International, Ltd.	84,139	117,357
Tsogo Sun Gaming, Ltd.	61,978	10,694
Vodacom Group, Ltd.	68,934	452,457
Wilson Bayly Holmes-Ovcon, Ltd.	1,261	5,647
Woolworths Holdings, Ltd.	243,108	374,351

		9,881,895

South Korea—10.9%
Celltrion, Inc. (b)	846	158,654
Cheil Worldwide, Inc.	11,446	147,373
Chong Kun Dang Pharmaceutical Corp.	3,302	228,737
CJ Corp.	1,059	55,403
CJ ENM Co., Ltd.	1,840	154,650
Coway Co., Ltd.	2,880	135,846
Daeduck Electronics Co.	3,256	19,233
Daelim Industrial Co., Ltd.	3,624	217,159
Daesang Corp.	3,607	49,659
Daewoong Co., Ltd.	8,144	74,119
Daishin Securities Co., Ltd.	14,211	98,750
Dong-A ST Co., Ltd.	1,121	73,395
Doosan Bobcat, Inc.	4,589	66,459
E-Mart, Inc.	3,035	262,448
Grand Korea Leisure Co., Ltd.	3,700	40,607
Green Cross Corp.	1,697	191,828
GS Home Shopping, Inc.	1,535	132,463
GS Retail Co., Ltd.	4,213	106,200

BHFTI-336

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—(Continued)
Handsome Co., Ltd.	1,122	$17,805
Huchems Fine Chemical Corp.	13,995	168,316
Hyundai Engineering & Construction Co., Ltd.	1,390	30,831
Hyundai Glovis Co., Ltd.	5,977	440,647
Hyundai Home Shopping Network Corp.	3,308	155,632
Hyundai Mobis Co., Ltd.	5,783	796,376
Hyundai Motor Co.	10,653	767,599
Kangwon Land, Inc.	14,367	230,953
KB Financial Group, Inc.	40,323	1,125,094
KEPCO Plant Service & Engineering Co., Ltd.	3,479	82,538
Kia Motors Corp.	32,177	680,804
Korea Investment Holdings Co., Ltd.	3,176	128,327
Korea Real Estate Investment & Trust Co., Ltd.	29,637	39,636
KT&G Corp.	14,287	870,061
Kumho Petrochemical Co., Ltd.	6,122	322,372
LG Chem, Ltd.	2,075	513,725
LG Electronics, Inc.	15,944	622,479
LG Household & Health Care, Ltd.	141	128,984
LG Innotek Co., Ltd.	4,756	437,702
MegaStudyEdu Co., Ltd.	2,682	82,005
Meritz Securities Co., Ltd.	45,164	103,496
NAVER Corp.	3,635	500,043
NH Investment & Securities Co., Ltd.	36,494	266,211
Partron Co., Ltd.	21,388	131,588
POSCO	6,246	819,545
S&T Motiv Co., Ltd.	2,248	50,581
Samjin Pharmaceutical Co., Ltd.	7,508	136,927
Samsung Card Co., Ltd.	9,613	234,155
Samsung Electro-Mechanics Co., Ltd.	9,325	736,337
Samsung Electronics Co., Ltd.	294,293	11,437,436
Samsung Securities Co., Ltd.	9,340	221,887
SFA Engineering Corp.	11,358	287,523
Shinhan Financial Group Co., Ltd.	44,299	1,030,944
Shinsegae, Inc.	411	73,125
SK Holdings Co., Ltd.	4,529	613,735
SK Hynix, Inc.	34,289	2,319,587
SK Innovation Co., Ltd.	1,146	80,346
SK Telecom Co., Ltd.	3,894	563,628
SKC Co., Ltd.	8,006	240,094
Soulbrain Co., Ltd.	10,290	529,572
WiSoL Co., Ltd.	14,414	106,602

		30,338,231

Taiwan—12.3%
Alchip Technologies, Ltd.	42,000	268,197
Ardentec Corp.	66,000	45,516
Asia Vital Components Co., Ltd.	237,000	232,505
AU Optronics Corp.	113,000	23,432
Bioteque Corp.	17,000	52,483
Catcher Technology Co., Ltd.	48,000	305,223
Cathay Financial Holding Co., Ltd.	984,251	1,149,038
Chailease Holding Co., Ltd.	101,970	308,622
Cheng Uei Precision Industry Co., Ltd.	88,000	85,141
China Motor Corp.	33,600	27,671
Chinatrust Financial Holding Co., Ltd.	1,349,000	798,631
Chipbond Technology Corp.	187,000	306,150

Taiwan—(Continued)
ChipMOS Technologies, Inc.	391,000	339,267
Chong Hong Construction Co., Ltd.	57,000	141,575
Chunghwa Telecom Co., Ltd. (ADR) (a)	5,800	206,306
Compeq Manufacturing Co., Ltd.	234,000	237,049
Darfon Electronics Corp.	87,000	84,602
Elan Microelectronics Corp.	28,000	76,619
Eva Airways Corp.	182,726	53,729
Far Eastern Department Stores, Ltd.	202,000	144,628
Far Eastern New Century Corp.	477,000	355,747
First Financial Holding Co., Ltd.	1,404,060	912,509
FLEXium Interconnect, Inc.	157,000	485,707
Formosa Chemicals & Fibre Corp.	61,000	135,175
Formosa Plastics Corp.	35,000	86,935
Formosa Taffeta Co., Ltd.	257,000	261,777
Fubon Financial Holding Co., Ltd.	734,000	911,553
Great Wall Enterprise Co., Ltd.	55,000	67,212
Hon Hai Precision Industry Co., Ltd.	475,000	1,098,147
King Yuan Electronics Co., Ltd.	116,000	114,427
King’s Town Bank Co., Ltd.	69,000	64,699
Largan Precision Co., Ltd.	2,000	248,630
Lite-On Technology Corp.	468,000	632,974
Lotes Co., Ltd.	26,000	232,063
MediaTek, Inc.	42,000	447,342
Mega Financial Holding Co., Ltd.	704,000	662,395
Nan Ya Plastics Corp.	31,000	56,086
Novatek Microelectronics Corp.	126,000	716,773
Pegatron Corp.	33,000	63,306
Phison Electronics Corp.	41,000	336,347
Pou Chen Corp.	628,000	532,770
Powertech Technology, Inc.	189,000	529,301
President Chain Store Corp.	48,000	449,205
Primax Electronics, Ltd.	193,000	242,517
Run Long Construction Co., Ltd.	46,000	82,804
Shinkong Synthetic Fibers Corp.	188,000	62,179
SinoPac Financial Holdings Co., Ltd.	2,101,000	767,846
Syncmold Enterprise Corp.	27,000	57,866
Taiwan Cement Corp.	663,556	866,890
Taiwan Hon Chuan Enterprise Co., Ltd.	38,000	62,152
Taiwan PCB Techvest Co., Ltd.	78,000	73,450
Taiwan Semiconductor Manufacturing Co., Ltd.	1,500,000	13,389,020
Taiwan Styrene Monomer	231,000	104,670
Teco Electric and Machinery Co., Ltd.	348,000	277,358
Tong Hsing Electronic Industries, Ltd.	16,000	56,366
Tong Yang Industry Co., Ltd.	44,000	46,572
Tripod Technology Corp.	161,000	496,940
TXC Corp.	109,000	157,641
Uni-President Enterprises Corp.	533,000	1,156,331
Unimicron Technology Corp.	30,000	31,094
United Integrated Services Co., Ltd.	116,000	634,985
Walsin Lihwa Corp.	86,000	30,936
Yuanta Financial Holding Co., Ltd.	1,641,000	844,007
Zhen Ding Technology Holding, Ltd.	151,000	456,301

		34,185,389

Thailand—1.9%
Advanced Info Service PCL	6,900	42,261

BHFTI-337

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thailand—(Continued)
Advanced Info Service PCL (NVDR)	68,700	$422,569
AP Thailand PCL (NVDR)	550,400	63,717
Bangkok Bank PCL (NVDR)	58,600	179,409
Chularat Hospital PCL (NVDR)	2,540,800	162,562
CP ALL PCL (NVDR)	115,600	215,937
Electricity Generating PCL (NVDR)	78,500	543,186
GFPT PCL	147,600	39,129
Major Cineplex Group PCL	256,300	105,433
PTT Exploration & Production PCL (NVDR)	251,300	525,105
PTT Global Chemical PCL (NVDR)	323,200	300,276
PTT PCL	1,105,100	1,035,479
Quality Houses PCL (NVDR)	4,946,900	282,014
Siam Cement PCL (The)	42,800	422,555
Supalai PCL (NVDR)	87,800	40,113
Thai Oil PCL (NVDR)	79,500	74,466
Thai Union Group PCL (NVDR)	895,900	376,658
Thai Vegetable Oil PCL (NVDR)	199,800	137,562
Tisco Financial Group PCL (NVDR)	203,450	425,802

		5,394,233

Turkey—0.5%
Akbank T.A.S (b)	51,978	43,223
BIM Birlesik Magazalar A/S	31,236	235,016
Ford Otomotiv Sanayi A/S	59,508	442,725
KOC Holding A/S	100,607	203,990
TAV Havalimanlari Holding A/S	38,585	94,868
Tupras Turkiye Petrol Rafinerileri A/S (b)	12,560	141,346
Turkcell Iletisim Hizmetleri A/S	66,277	123,782

		1,284,950

United Arab Emirates—0.7%
Abu Dhabi Commercial Bank PJSC	416,705	518,476
Air Arabia PJSC	263,945	68,602
Aldar Properties PJSC	1,114,465	459,669
Dubai Islamic Bank PJSC	511,564	501,308
Emirates Telecommunications Group Co. PJSC	93,345	355,899
First Abu Dhabi Bank PJSC	14,799	38,212

		1,942,166

United States—0.1%
JBS S.A.	87,800	343,691

Total Common Stocks (Cost $306,409,978)		246,329,368

Mutual Fund—6.6%

Investment Company Security—6.6%
iShares MSCI India ETF (a) (Cost $27,067,172)	765,000	18,444,150

Preferred Stocks—1.2%
Security Description	Shares/ Principal Amount*	Value

Brazil—0.5%
Cia de Transmissao de Energia Eletrica Paulista	45,100	164,652
Itausa - Investimentos Itau S.A.	470,200	793,606
Telefonica Brasil S.A.	52,800	502,484

		1,460,742

Chile—0.1%
Embotelladora Andina S.A.	77,687	172,274

South Korea—0.6%
Samsung Electronics Co., Ltd.	49,398	1,612,474

Total Preferred Stocks (Cost $4,060,895)		3,245,490

Short-Term Investment—2.8%

Mutual Fund—2.8%
AIM STIT-STIC Prime Portfolio	7,632,119	7,632,883

Total Short-Term Investments (Cost $7,632,318)		7,632,883

Securities Lending Reinvestments (c)—7.7%

Repurchase Agreements—1.7%
CF Secured LLC Repurchase Agreement dated 03/31/20 at 0.040%, due on 04/01/20 with a maturity value of $4,000,004; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 6.500%, maturity dates ranging from 10/31/20 - 01/01/50, and an aggregate market value of $4,080,005.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $700,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $714,000.	700,000	700,000
Natixis S.A. (New York) Repurchase Agreement dated 03/31/20 at 0.010%, due on 04/01/20 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.750%, maturity dates ranging from 10/15/20 - 02/15/45, and an aggregate market value of $102,000.	100,000	100,000

		4,800,000

Time Deposit—0.4%
Rabobank International Netherlands 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Funds—5.6%
Fidelity Government Portfolio, Institutional Class 0.340% (d)	3,100,000	3,100,000

BHFTI-338

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (d)	4,000,000	$4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (d)	1,398,183	1,398,183
STIT-Government & Agency Portfolio, Institutional Class 0.430% (d)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (d)	4,000,000	4,000,000

		15,498,183

Total Securities Lending Reinvestments (Cost $21,298,184)		21,298,183

Total Investments—106.9% (Cost $366,468,547)		296,950,074
Other assets and liabilities (net)—(6.9)%		(19,054,293)

Net Assets—100.0%		$277,895,781

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $21,146,637 and the collateral received consisted of cash in the amount of $21,298,184 and non-cash collateral with a value of $224,478. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $2,609,501, which is 0.9% of net assets.

Ten Largest Industries as of March 31, 2020 (Unaudited)	% of Net Assets
Banks	14.6
Internet & Direct Marketing Retail	9.2
Interactive Media & Services	6.9
Semiconductors & Semiconductor Equipment	6.9
Investment Company Securities	6.6
Technology Hardware, Storage & Peripherals	5.3
Oil, Gas & Consumable Fuels	4.5
Insurance	3.6
Wireless Telecommunication Services	3.0
Real Estate Management & Development	2.9

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
MSCI Emerging Markets Index Mini Futures	06/19/20	195	USD	8,218,275	$(270,572)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(NVDR)—	Non-Voting Depository Receipts

BHFTI-339

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$27,495	$—	$—	$27,495
Brazil	10,504,926	—	—	10,504,926
Canada	75,362	—	—	75,362
Chile	1,136,648	—	—	1,136,648
China	28,433,015	78,908,503	—	107,341,518
Colombia	622,156	—	—	622,156
Czech Republic	—	270,185	—	270,185
Egypt	—	44,991	—	44,991
Greece	—	1,026,553	—	1,026,553
Hong Kong	—	1,015,770	—	1,015,770
Hungary	—	872,421	—	872,421
India	3,049,393	—	—	3,049,393
Indonesia	579,425	3,179,575	—	3,759,000
Luxembourg	115,430	—	—	115,430
Malaysia	—	4,634,971	—	4,634,971
Mexico	5,725,876	—	—	5,725,876
Peru	869,556	—	—	869,556
Philippines	—	2,081,352	—	2,081,352
Poland	—	1,931,682	—	1,931,682
Qatar	—	2,210,419	—	2,210,419
Russia	532,760	8,548,969	—	9,081,729
Saudi Arabia	—	6,267,323	—	6,267,323
Singapore	—	294,057	—	294,057
South Africa	—	9,881,895	—	9,881,895
South Korea	—	30,338,231	—	30,338,231
Taiwan	206,306	33,979,083	—	34,185,389
Thailand	1,644,857	3,749,376	—	5,394,233
Turkey	—	1,284,950	—	1,284,950
United Arab Emirates	—	1,942,166	—	1,942,166
United States	343,691	—	—	343,691
Total Common Stocks	53,866,896	192,462,472	—	246,329,368
Total Mutual Fund*	18,444,150	—	—	18,444,150
Preferred Stocks
Brazil	1,460,742	—	—	1,460,742
Chile	172,274	—	—	172,274
South Korea	—	1,612,474	—	1,612,474
Total Preferred Stocks	1,633,016	1,612,474	—	3,245,490
Total Short-Term Investment*	7,632,883	—	—	7,632,883

BHFTI-340

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$4,800,000	$—	$4,800,000
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	15,498,183	—	—	15,498,183
Total Securities Lending Reinvestments	15,498,183	5,800,000	—	21,298,183
Total Investments	$97,075,128	$199,874,946	$—	$296,950,074

Collateral for Securities Loaned (Liability)	$—	$(21,298,184)	$—	$(21,298,184)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(270,572)	$—	$—	$(270,572)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-341

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—96.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—96.0%
Financial Select Sector SPDR Fund (a)	1,729,482	$36,007,815
Health Care Select Sector SPDR Fund (a)	416,858	36,925,282
iShares Core MSCI Emerging Markets ETF	2,768,712	112,049,775
iShares Core S&P Mid-Cap ETF	256,413	36,887,574
iShares Core S&P Small-Cap ETF (b)	663,319	37,218,829
iShares MSCI Canada ETF (b)	824,169	18,008,093
iShares MSCI EAFE ETF	3,463,625	185,165,392
iShares TIPS Bond ETF	781,428	92,145,990
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	1,938,159	183,621,184
SPDR Dow Jones International Real Estate ETF (a) (b)	1,400,685	37,496,337
SPDR S&P 500 ETF Trust (a) (b)	1,915,012	493,594,343
SPDR S&P International Small Cap ETF (a)	1,590,719	36,220,672
Technology Select Sector SPDR Fund (a)	452,772	36,389,286
Vanguard FTSE Europe ETF (b)	831,421	35,983,901
Vanguard REIT ETF	1,049,543	73,310,578
Vanguard Total Bond Market ETF	3,661,077	312,472,922

Total Mutual Funds (Cost $1,882,412,540)		1,763,497,973

Short-Term Investment—3.6%

Mutual Fund—3.6%
AIM STIT-STIC Prime Portfolio	65,092,889	65,099,398

Total Short-Term Investments (Cost $65,099,252)		65,099,398

Securities Lending Reinvestments (c)—28.0%

Certificates of Deposit—17.0%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/28/20 (d)	5,000,000	4,964,745
Bank of Montreal 0.990%, 06/08/20	2,000,000	1,999,080
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (d)	2,000,000	1,997,140
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	11,000,000	10,949,389
0.470%, FEDEFF PRV + 0.380%, 09/09/20 (d)	5,000,000	4,976,650
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	9,000,000	9,001,710
1.820%, 10/06/20	2,007,794	2,005,260
Barclays Bank plc 1.730%, 05/08/20	10,000,000	10,006,000
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (d)	5,000,000	4,966,350
0.921%, 1M LIBOR + 0.110%, 02/12/21 (d)	6,000,000	5,909,676
1.345%, 1M LIBOR + 0.340%, 10/09/20 (d)	5,000,000	4,961,415
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (d)	15,000,000	14,820,000
0.350%, FEDEFF PRV + 0.260%, 06/10/20 (d)	4,997,953	4,988,600
Chiba Bank, Ltd. 1.150%, 04/24/20	3,000,000	2,999,760
1.150%, 04/28/20	3,000,000	2,999,340

Certificates of Deposit—(Continued)
China Construction Bank Corp. 1.870%, 04/22/20	10,000,000	10,004,000
1.930%, 05/11/20	5,000,000	5,002,250
Cooperative Rabobank UA 0.170%, SOFR + 0.160%, 09/04/20 (d)	2,000,000	1,986,990
1.745%, 3M LIBOR + 0.050%, 02/22/21 (d)	12,000,000	12,000,000
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	10,000,000	9,891,880
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (d)	2,000,000	1,993,488
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (d)	5,000,000	4,943,780
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (d)	3,000,000	2,990,850
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (d)	7,000,000	6,961,990
DG Bank 0.950%, 06/10/20	1,000,000	999,380
DZ Bank AG Zero Coupon, 06/05/20	1,988,726	1,996,020
Zero Coupon, 07/15/20	3,963,928	3,987,560
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	5,000,000	4,965,200
0.220%, SOFR + 0.210%, 02/22/21 (d)	5,000,000	4,965,650
KBC Bank NV 1.800%, 04/14/20	13,005,468	13,004,420
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 05/15/20	4,974,766	4,993,533
1.580%, 06/26/20	4,000,000	4,003,560
Mizuho Bank, Ltd. Zero Coupon, 04/14/20	1,990,440	1,999,420
1.560%, 07/27/20	8,000,000	8,007,840
MUFG Bank Ltd. 1.150%, 08/03/20	4,000,000	3,996,400
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (d)	7,000,000	6,997,550
1.790%, 07/14/20	3,000,000	3,008,040
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (d)	6,500,000	6,500,000
1.115%, 1M LIBOR + 0.190%, 04/24/20 (d)	2,000,000	1,997,820
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (d)	5,000,000	4,984,650
0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	4,000,000	3,954,920
0.300%, SOFR + 0.290%, 07/16/20 (d)	4,000,000	3,987,320
Societe Generale 0.440%, FEDEFF PRV + 0.350%, 06/19/20 (d)	3,500,000	3,488,926
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (d)	12,000,000	11,937,960
0.250%, FEDEFF PRV + 0.160%, 08/07/20 (d)	10,000,000	9,955,400
Sumitomo Mitsui Banking Corp. 1.061%, 1M LIBOR + 0.120%, 07/28/20 (d)	7,000,000	6,994,680
1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	16,002,198	15,994,240
1.950%, 04/22/20	3,000,000	3,001,950
Sumitomo Mitsui Trust Bank, Ltd. 1.970%, 04/17/20	2,000,000	2,001,180
Svenska Handelsbanken AB 1.573%, 3M LIBOR + 0.110%, 12/03/20 (d)	8,000,000	7,960,640

BHFTI-342

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Toronto-Dominion Bank 1.777%, 3M LIBOR + 0.070%, 02/16/21 (d)	5,000,000	$5,000,000
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (d)	10,000,000	9,948,500
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (d)	4,000,000	4,000,000
Westpac Banking Corp. 1.870%, 04/22/20	4,030,187	4,002,280

		311,955,382

Commercial Paper—1.0%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	4,984,653	4,987,300
Bank of China, Ltd. 1.830%, 05/21/20	2,986,275	2,992,440
China Construction Bank Corp. 1.900%, 05/04/20	1,990,606	1,997,140
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,983,200
Santander UK plc 1.825%, 04/07/20	4,976,934	4,999,400
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (d)	2,000,000	1,996,400

		18,955,880

Master Demand Notes—0.7%
Natixis Financial Products LLC 0.310%, OBFR + 0.230%, 04/01/20	12,000,000	12,000,000

Repurchase Agreements—3.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $9,386,882; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $9,574,621.	9,386,882	9,386,882
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $5,213,916.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $2,000,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $2,040,001.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $10,000,111; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $10,200,002.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $14,500,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $15,910,735.	14,500,000	14,500,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $15,000,242; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $16,665,542.	15,000,000	15,000,000

		55,886,882

Time Deposits—0.8%
ABN AMRO Bank NV 0.080%, 04/01/20	5,000,000	5,000,000
United of Omaha Life Insurance Co. 0.881%, 3M LIBOR + 0.140%, 04/30/20 (d)	10,000,000	10,000,000

		15,000,000

Mutual Funds—5.5%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	20,000,000	20,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	15,000,000	15,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	30,000,000	30,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	20,000,000	20,000,000
U.S. Government Money Market Fund, Institutional Shares 0.820% (e)	1,800,000	1,800,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	15,000,000	15,000,000

		101,800,000

Total Securities Lending Reinvestments (Cost $516,616,562)		515,598,144

Total Investments—127.6% (Cost $2,464,128,354)		2,344,195,515

Other assets and liabilities (net)—(27.6)%		(507,720,606)

Net Assets—100.0%		$1,836,474,909

BHFTI-343

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $571,878,678 and the collateral received consisted of cash in the amount of $516,575,516 and non-cash collateral with a value of $77,712,347. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,763,497,973	$—	$—	$1,763,497,973
Total Short-Term Investment*	65,099,398	—	—	65,099,398
Securities Lending Reinvestments
Certificates of Deposit	—	311,955,382	—	311,955,382
Commercial Paper	—	18,955,880	—	18,955,880
Master Demand Notes	—	12,000,000	—	12,000,000
Repurchase Agreements	—	55,886,882	—	55,886,882
Time Deposits	—	15,000,000	—	15,000,000
Mutual Funds	101,800,000	—	—	101,800,000
Total Securities Lending Reinvestments	101,800,000	413,798,144	—	515,598,144
Total Investments	$1,930,397,371	$413,798,144	$—	$2,344,195,515

Collateral for Securities Loaned (Liability)	$—	$(516,575,516)	$—	$(516,575,516)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-344

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mutual Funds—96.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—96.0%
Financial Select Sector SPDR Fund (a)	638,438	$13,292,279
Health Care Select Sector SPDR Fund (a)	153,313	13,580,466
iShares Core MSCI Emerging Markets ETF	1,354,026	54,797,432
iShares Core S&P Mid-Cap ETF	234,462	33,729,703
iShares Core S&P Small-Cap ETF (b)	484,804	27,202,352
iShares MSCI Canada ETF (b)	642,717	14,043,366
iShares MSCI EAFE ETF	2,022,836	108,140,813
iShares TIPS Bond ETF	172,807	20,377,401
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	361,544	34,252,679
SPDR Dow Jones International Real Estate ETF (a) (b)	514,090	13,762,189
SPDR S&P 500 ETF Trust (a) (b)	833,828	214,919,167
SPDR S&P International Small Cap ETF (a)	880,796	20,055,725
Technology Select Sector SPDR Fund (a)	166,486	13,380,480
Vanguard FTSE Europe ETF (b)	306,749	13,276,097
Vanguard REIT ETF	380,956	26,609,777
Vanguard Total Bond Market ETF	316,859	27,043,916

Total Mutual Funds (Cost $703,560,395)		648,463,842

Short-Term Investment—4.3%

Mutual Fund—4.3%
AIM STIT-STIC Prime Portfolio	28,763,501	28,766,378

Total Short-Term Investments (Cost $28,765,558)		28,766,378

Securities Lending Reinvestments (c)—26.9%

Certificates of Deposit—11.6%
Bank of Montreal 0.990%, 06/08/20	2,000,000	1,999,080
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	998,570
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	5,000,000	4,976,995
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	3,000,000	3,000,570
1.820%, 10/06/20	3,011,691	3,007,890
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	1,984,566
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (d)	3,000,000	2,964,000
0.350%, FEDEFF PRV + 0.260%, 06/10/20 (d)	1,999,181	1,995,440
China Construction Bank Corp. 1.930%, 05/11/20	2,000,000	2,000,900
2.250%, 04/03/20	3,000,000	3,000,450
Cooperative Rabobank UA 1.745%, 3M LIBOR + 0.050%, 02/22/21 (d)	2,000,000	2,000,000
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	5,000,000	4,945,940
DG Bank 0.950%, 06/10/20	1,000,000	999,380
DZ Bank AG Zero Coupon, 06/05/20	2,983,089	2,994,030

Certificates of Deposit—(Continued)
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	2,000,000	1,986,080
0.220%, SOFR + 0.210%, 02/22/21 (d)	2,000,000	1,986,260
Mizuho Bank, Ltd.
Zero Coupon, 04/14/20	1,990,440	1,999,420
1.560%, 07/27/20	2,000,000	2,001,960
MUFG Bank Ltd. 1.150%, 08/03/20	2,000,000	1,998,200
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (d)	2,000,000	1,999,300
1.790%, 07/14/20	2,000,000	2,005,360
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (d)	2,500,000	2,500,000
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (d)	5,000,000	4,984,650
0.300%, SOFR + 0.290%, 07/16/20 (d)	2,000,000	1,993,660
Societe Generale 1.620%, 3M LIBOR + 0.170%, 12/31/20 (d)	3,000,000	2,971,986
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (d)	3,000,000	2,984,490
0.250%, FEDEFF PRV + 0.160%, 08/07/20 (d)	2,000,000	1,991,080
Sumitomo Mitsui Trust Bank, Ltd. 1.970%, 04/17/20	2,000,000	2,001,180
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (d)	5,000,000	4,974,250
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (d)	3,000,000	3,000,000

		78,245,687

Commercial Paper—1.6%
Bank of China, Ltd. 1.890%, 05/13/20	2,985,825	2,993,512
China Construction Bank Corp. 1.900%, 05/04/20	995,303	998,570
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,983,200
Santander UK plc 1.825%, 04/07/20	4,976,934	4,999,400

		10,974,682

Repurchase Agreements—2.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $1,327,081; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,353,622.	1,327,080	1,327,080
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $5,002,090; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000

BHFTI-345

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $4,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $4,171,133.	4,000,000	$4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $700,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $714,000.	700,000	700,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $1,500,017; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $5,900,095; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $6,555,113.	5,900,000	5,900,000

		18,427,080

Time Deposits—0.8%
ABN AMRO Bank NV 0.080%, 04/01/20	2,000,000	2,000,000
United of Omaha Life Insurance Co. 0.881%, 3M LIBOR + 0.140%, 04/30/20 (d)	3,000,000	3,000,000

		5,000,000

Mutual Funds—10.2%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	15,000,000	15,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	13,000,000	13,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 0.320% (e)	15,000,000	15,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	4,000,000	4,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.350% (e)	20,000,000	20,000,000

		69,000,000

Total Securities Lending Reinvestments (Cost $181,896,945)		181,647,449

Total Investments—127.2% (Cost $914,222,898)		858,877,669

Other assets and liabilities (net)—(27.2)%		(183,457,193)

Net Assets—100.0%		$675,420,476

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $198,715,145 and the collateral received consisted of cash in the amount of $181,858,249 and non-cash collateral with a value of $23,699,279. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-346

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$648,463,842	$—	$—	$648,463,842
Total Short-Term Investment*	28,766,378	—	—	28,766,378
Securities Lending Reinvestments
Certificates of Deposit	—	78,245,687	—	78,245,687
Commercial Paper	—	10,974,682	—	10,974,682
Repurchase Agreements	—	18,427,080	—	18,427,080
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	69,000,000	—	—	69,000,000
Total Securities Lending Reinvestments	69,000,000	112,647,449	—	181,647,449
Total Investments	$746,230,220	$112,647,449	$—	$858,877,669

Collateral for Securities Loaned (Liability)	$—	$(181,858,249)	$—	$(181,858,249)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-347

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Boeing Co. (The)	156,105	$23,281,499
Raytheon Co.	145,332	19,060,292

		42,341,791

Air Freight & Logistics—2.2%
United Parcel Service, Inc. - Class B	522,779	48,838,014

Airlines—0.8%
Southwest Airlines Co. (a)	527,795	18,794,780

Auto Components—0.5%
Magna International, Inc.	337,237	10,764,605

Banks—8.1%
Citigroup, Inc.	284,956	12,002,347
Fifth Third Bancorp (a)	1,991,702	29,576,775
JPMorgan Chase & Co.	670,935	60,404,278
Signature Bank (a)	151,500	12,179,085
Wells Fargo & Co.	2,286,146	65,612,390

		179,774,875

Beverages—0.8%
PepsiCo, Inc.	140,022	16,816,642

Biotechnology—2.6%
AbbVie, Inc. (a)	429,300	32,708,367
Gilead Sciences, Inc.	344,331	25,742,186

		58,450,553

Building Products—0.6%
Fortune Brands Home & Security, Inc.	308,100	13,325,325

Capital Markets—4.7%
Charles Schwab Corp. (The)	639,000	21,483,180
Franklin Resources, Inc. (a)	507,100	8,463,499
Morgan Stanley	1,590,390	54,073,260
State Street Corp.	384,000	20,455,680

		104,475,619

Chemicals—2.1%
CF Industries Holdings, Inc. (a)	713,691	19,412,395
DuPont de Nemours, Inc.	774,569	26,412,803

		45,825,198

Commercial Services & Supplies—0.6%
Stericycle, Inc. (a) (b)	252,921	12,286,902

Communications Equipment—1.7%
Cisco Systems, Inc.	933,957	36,713,850

Consumer Finance—0.2%
Capital One Financial Corp.	109,700	5,531,074

Containers & Packaging—1.4%
International Paper Co. (a)	988,250	30,764,223

Diversified Financial Services—0.9%
Equitable Holdings, Inc. (a)	1,319,785	19,070,893

Diversified Telecommunication Services—2.1%
Verizon Communications, Inc.	879,504	47,255,750

Electric Utilities—6.3%
Edison International (a)	562,656	30,827,922
NextEra Energy, Inc. (a)	162,699	39,148,633
Southern Co. (The)	1,269,747	68,744,103

		138,720,658

Electrical Equipment—0.5%
Rockwell Automation, Inc. (a)	76,000	11,469,160

Electronic Equipment, Instruments & Components—0.6%
TE Connectivity, Ltd.	203,794	12,834,946

Entertainment—1.0%
Walt Disney Co. (The)	220,547	21,304,840

Equity Real Estate Investment Trusts—1.7%
SL Green Realty Corp. (a)	311,000	13,404,100
Weyerhaeuser Co. (a)	1,459,433	24,737,389

		38,141,489

Food & Staples Retailing—1.6%
Walmart, Inc.	314,469	35,729,968

Food Products—4.2%
Bunge, Ltd.	457,586	18,774,753
Conagra Brands, Inc.	974,900	28,603,566
Tyson Foods, Inc. - Class A	780,887	45,189,931

		92,568,250

Health Care Equipment & Supplies—5.8%
Becton Dickinson & Co. (a)	141,212	32,446,281
Hologic, Inc. (b)	540,218	18,961,652
Medtronic plc	639,008	57,625,741
Zimmer Biomet Holdings, Inc.	179,700	18,164,076

		127,197,750

Health Care Providers & Services—2.1%
CVS Health Corp.	771,561	45,776,714

Hotels, Restaurants & Leisure—1.0%
Carnival Corp. (a)	234,413	3,087,219
Las Vegas Sands Corp.	292,968	12,442,351
McDonald’s Corp.	28,000	4,629,800
Royal Caribbean Cruises, Ltd. (a)	96,000	3,088,320

		23,247,690

Household Products—1.6%
Kimberly-Clark Corp.	284,113	36,329,529

BHFTI-348

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.9%
General Electric Co.	7,952,049	$63,139,269

Insurance—6.0%
American International Group, Inc.	1,761,945	42,727,166
Chubb, Ltd.	513,968	57,405,086
Marsh & McLennan Cos., Inc.	373,656	32,306,298

		132,438,550

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	50,975	14,456,510

Machinery—1.1%
Cummins, Inc.	33,000	4,465,560
Illinois Tool Works, Inc. (a)	143,151	20,344,620

		24,810,180

Media—2.6%
Comcast Corp. - Class A	714,419	24,561,725
Fox Corp. - Class B	870,554	19,918,276
News Corp. - Class A (a)	1,474,036	13,229,473

		57,709,474

Multi-Utilities—1.3%
CenterPoint Energy, Inc. (a)	1,034,350	15,980,708
Sempra Energy (a)	118,700	13,411,913

		29,392,621

Multiline Retail—0.2%
Kohl’s Corp. (a)	306,364	4,469,851

Oil, Gas & Consumable Fuels—7.6%
ConocoPhillips	330,000	10,164,000
Exxon Mobil Corp. (a)	720,516	27,357,993
Occidental Petroleum Corp. (a)	530,861	6,147,370
Pioneer Natural Resources Co.	202,500	14,205,375
TC Energy Corp. (a)	1,089,239	48,253,288
Total S.A. (ADR)	1,635,680	60,912,723

		167,040,749

Pharmaceuticals—6.4%
Elanco Animal Health, Inc. (a) (b)	559,013	12,516,301
Johnson & Johnson	461,091	60,462,863
Merck & Co., Inc.	180,712	13,903,981
Perrigo Co. plc (a)	459,001	22,073,358
Pfizer, Inc.	988,995	32,280,797

		141,237,300

Professional Services—0.5%
Nielsen Holdings plc (a)	904,700	11,344,938

Semiconductors & Semiconductor Equipment—5.8%
Applied Materials, Inc.	756,403	34,658,386

Semiconductors & Semiconductor Equipment—(Continued)
NXP Semiconductors NV	132,000	10,946,760
QUALCOMM, Inc.	783,856	53,027,858
Texas Instruments, Inc.	290,603	29,039,958

		127,672,962

Software—2.8%
Microsoft Corp.	395,879	62,434,077

Tobacco—1.7%
Philip Morris International, Inc.	529,653	38,643,483

Total Common Stocks (Cost $2,521,943,049)		2,149,141,052

Convertible Preferred Stocks—1.7%

Electric Utilities—0.5%
Southern Co. (The) 6.750%, 08/01/22 (a)	246,505	10,944,822

Health Care Equipment & Supplies—0.3%
Becton Dickinson & Co. 6.125%, 05/01/20	112,517	5,882,389

Multi-Utilities—0.9%
Sempra Energy 6.000%, 01/15/21	177,718	16,442,469
6.750%, 07/15/21 (a)	45,416	4,265,925

		20,708,394

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. 5.000%, 02/01/23 (a) (b)	19,833	815,930

Total Convertible Preferred Stocks (Cost $41,354,967)		38,351,535

Short-Term Investment—0.5%

Mutual Fund—0.5%
T. Rowe Price Treasury Reserve Fund (c)	10,009,224	10,009,224

Total Short-Term Investments (Cost $10,009,224)		10,009,224

Securities Lending Reinvestments (d)—10.0%

Certificates of Deposit—3.7%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/28/20 (e)	2,000,000	1,985,898
1.316%, 1M LIBOR + 0.300%, 07/06/20 (e)	1,000,000	995,927
Bank of Montreal 0.990%, 06/08/20	2,000,000	1,999,080

BHFTI-349

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (e)	2,000,000	$1,997,140
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (e)	3,000,000	2,993,106
1.225%, 1M LIBOR + 0.220%, 01/08/21 (e)	4,000,000	3,990,800
1.820%, 10/06/20	2,007,794	2,005,260
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (e)	1,000,000	993,270
1.345%, 1M LIBOR + 0.340%, 10/09/20 (e)	6,000,000	5,953,698
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (e)	2,000,255	1,997,859
Chiba Bank, Ltd. 1.150%, 05/06/20	1,000,000	999,640
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (e)	4,000,000	3,996,760
Cooperative Rabobank UA 0.170%, SOFR + 0.160%, 09/04/20 (e)	2,000,000	1,986,990
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (e)	5,000,000	4,945,940
1.500%, 06/12/20	4,000,000	4,004,000
Credit Industriel et Commercial Zero Coupon, 05/07/20	1,980,872	1,998,060
0.260%, FEDEFF PRV + 0.170%, 02/12/21 (e)	2,000,000	1,977,512
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (e)	1,000,000	996,950
DG Bank 0.950%, 06/10/20	1,000,000	999,380
DZ Bank AG Zero Coupon, 06/05/20	994,363	998,010
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (e)	1,000,000	993,040
0.220%, SOFR + 0.210%, 02/22/21 (e)	1,000,000	993,130
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	1,994,749	1,995,760
1.580%, 06/26/20	3,000,000	3,002,670
Mizuho Bank, Ltd. 1.560%, 07/27/20	2,000,000	2,001,960
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,008,040
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (e)	2,000,000	1,993,860
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (e)	2,005,230	1,994,520
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (e)	5,000,000	4,974,630
Sumitomo Mitsui Banking Corp. 1.739%, 05/26/20	2,001,388	1,998,700
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (e)	5,000,000	4,998,700
1.557%, 1M LIBOR + 0.180%, 06/05/20 (e)	3,000,000	3,000,510
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (e)	3,000,000	3,000,000

		81,770,800

Commercial Paper—1.0%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460
Bank of China, Ltd. 1.830%, 05/21/20	3,981,700	3,989,920
China Construction Bank Corp. 1.900%, 05/04/20	1,990,606	1,997,140
Santander UK plc 1.825%, 04/07/20	1,990,774	1,999,760
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (e)	8,000,000	8,000,480
Versailles LLC 1.500%, 05/22/20	1,993,000	1,995,520
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (e)	3,999,878	4,000,560

		22,980,840

Repurchase Agreements—2.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $23,545,159; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $24,016,065.	23,545,159	23,545,159
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $2,501,045; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $8,003,344; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $8,342,266.	8,000,000	8,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $102,000.	100,000	100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $200,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $204,000.	200,000	200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $10,000,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $10,972,921.	10,000,000	10,000,000

		44,345,159

BHFTI-350

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—0.2%
ABN AMRO Bank NV 0.080%, 04/01/20	2,150,000	$2,150,000
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

		4,150,000

Mutual Funds—3.1%
BlackRock Liquidity Funds, Institutional Shares 0.340% (f)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (f)	15,000,000	15,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 0.320% (f)	12,000,000	12,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (f)	17,000,000	17,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (f)	15,000,000	15,000,000

		69,000,000

Total Securities Lending Reinvestments (Cost $222,461,954)		222,246,799

Total Investments—109.4% (Cost $2,795,769,194)		2,419,748,610

Other assets and liabilities (net)—(9.4)%		(208,777,151)

Net Assets—100.0%		$2,210,971,459

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $214,435,513 and the collateral received consisted of cash in the amount of $222,432,698. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-351

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,149,141,052	$—	$—	$2,149,141,052
Total Convertible Preferred Stocks*	38,351,535	—	—	38,351,535
Total Short-Term Investment*	10,009,224	—	—	10,009,224
Securities Lending Reinvestments
Certificates of Deposit	—	81,770,800	—	81,770,800
Commercial Paper	—	22,980,840	—	22,980,840
Repurchase Agreements	—	44,345,159	—	44,345,159
Time Deposits	—	4,150,000	—	4,150,000
Mutual Funds	69,000,000	—	—	69,000,000
Total Securities Lending Reinvestments	69,000,000	153,246,799	—	222,246,799
Total Investments	$2,266,501,811	$153,246,799	$—	$2,419,748,610

Collateral for Securities Loaned (Liability)	$—	$(222,432,698)	$—	$(222,432,698)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-352

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—94.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
BWX Technologies, Inc. (a)	155,000	$7,550,050
L3Harris Technologies, Inc.	71,682	12,911,362
Textron, Inc.	551,000	14,695,170

		35,156,582

Airlines—0.4%
Alaska Air Group, Inc.	72,000	2,049,840
United Airlines Holdings, Inc. (b)	106,000	3,344,300

		5,394,140

Auto Components—0.9%
Aptiv plc	172,000	8,469,280
Visteon Corp. (a) (b)	69,000	3,310,620

		11,779,900

Banks—0.6%
Fifth Third Bancorp	194,000	2,880,900
Webster Financial Corp.	194,000	4,442,600

		7,323,500

Biotechnology—4.4%
ACADIA Pharmaceuticals, Inc. (a) (b)	49,000	2,070,250
Alkermes plc (b)	364,000	5,248,880
Alnylam Pharmaceuticals, Inc. (a) (b)	62,000	6,748,700
Amarin Corp. plc (ADR) (a) (b)	122,000	488,000
Argenx SE (ADR) (b)	29,000	3,820,170
Ascendis Pharma A/S (ADR) (b)	21,000	2,364,810
Exact Sciences Corp. (a) (b)	97,000	5,626,000
Incyte Corp. (b)	122,000	8,934,060
Ionis Pharmaceuticals, Inc. (a) (b)	41,024	1,939,615
Neurocrine Biosciences, Inc. (a) (b)	73,000	6,318,150
Seattle Genetics, Inc. (b)	103,000	11,884,140

		55,442,775

Building Products—0.2%
Allegion plc	34,000	3,128,680

Capital Markets—2.8%
Cboe Global Markets, Inc.	111,000	9,906,750
E*Trade Financial Corp.	39,000	1,338,480
KKR & Co., Inc. - Class A	342,000	8,026,740
MarketAxess Holdings, Inc.	18,000	5,986,260
Raymond James Financial, Inc. (a)	49,000	3,096,800
Tradeweb Markets, Inc. - Class A	170,000	7,146,800

		35,501,830

Chemicals—1.4%
Air Products & Chemicals, Inc.	37,000	7,385,570
RPM International, Inc. (a)	170,000	10,115,000

		17,500,570

Commercial Services & Supplies—0.5%
Waste Connections, Inc.	74,000	5,735,000

Construction Materials—0.3%
Martin Marietta Materials, Inc.	20,000	$3,784,600

Consumer Finance—0.2%
SLM Corp.	369,000	2,653,110

Containers & Packaging—3.9%
Avery Dennison Corp.	98,000	9,983,260
Ball Corp.	464,000	30,002,240
Packaging Corp. of America	24,000	2,083,920
Sealed Air Corp. (a)	267,000	6,597,570

		48,666,990

Diversified Consumer Services—0.7%
ServiceMaster Global Holdings, Inc. (b)	316,000	8,532,000

Electric Utilities—0.3%
Eversource Energy	53,000	4,145,130

Electrical Equipment—1.0%
Sensata Technologies Holding plc (a) (b)	414,000	11,977,020

Electronic Equipment, Instruments & Components—3.5%
Cognex Corp.	61,000	2,575,420
Corning, Inc.	558,000	11,461,320
FLIR Systems, Inc.	112,000	3,571,680
Keysight Technologies, Inc. (b)	207,000	17,321,760
National Instruments Corp. (a)	262,000	8,666,960

		43,597,140

Entertainment—0.6%
Spotify Technology S.A. (b)	61,000	7,407,840

Food & Staples Retailing—1.5%
Casey’s General Stores, Inc. (a)	107,839	14,287,589
Sprouts Farmers Market, Inc. (a) (b)	281,000	5,223,790

		19,511,379

Food Products—0.8%
Conagra Brands, Inc.	68,000	1,995,120
TreeHouse Foods, Inc. (a) (b)	171,000	7,549,650

		9,544,770

Gas Utilities—0.4%
Atmos Energy Corp.	53,000	5,259,190

Health Care Equipment & Supplies—8.8%
Alcon, Inc. (a) (b)	159,000	8,080,380
Cooper Cos., Inc. (The)	98,000	27,015,660
Hologic, Inc. (b)	661,000	23,201,100
ICU Medical, Inc. (a) (b)	39,000	7,869,030
IDEXX Laboratories, Inc. (a) (b)	17,000	4,118,080
Teleflex, Inc.	114,000	33,386,040
West Pharmaceutical Services, Inc.	49,000	7,460,250

		111,130,540

BHFTI-353

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—0.4%
Acadia Healthcare Co., Inc. (a) (b)	248,000	$4,550,800

Health Care Technology—1.0%
Veeva Systems, Inc. - Class A (a) (b)	78,000	12,196,860

Hotels, Restaurants & Leisure—4.0%
Chipotle Mexican Grill, Inc. (b)	9,000	5,889,600
Darden Restaurants, Inc.	55,000	2,995,300
Dunkin’ Brands Group, Inc. (a)	134,000	7,115,400
Hilton Worldwide Holdings, Inc. (a)	146,000	9,963,040
Marriott International, Inc. - Class A	69,000	5,161,890
MGM Resorts International (a)	730,000	8,614,000
Norwegian Cruise Line Holdings, Ltd. (a) (b)	170,000	1,863,200
Vail Resorts, Inc.	63,245	9,341,919

		50,944,349

Household Products—0.3%
Reynolds Consumer Products, Inc.	138,000	4,025,460

Industrial Conglomerates—1.2%
Roper Technologies, Inc.	49,000	15,278,690

Insurance—3.7%
Assurant, Inc.	98,000	10,200,820
Axis Capital Holdings, Ltd.	170,000	6,570,500
Fidelity National Financial, Inc.	201,000	5,000,880
Progressive Corp. (The)	58,000	4,282,720
Willis Towers Watson plc	122,000	20,721,700

		46,776,620

Interactive Media & Services—1.6%
IAC/InterActiveCorp (b)	113,000	20,252,990

Internet & Direct Marketing Retail—0.1%
Chewy, Inc. - Class A (a) (b)	21,000	787,290

IT Services—5.2%
Black Knight, Inc. (a) (b)	134,000	7,780,040
Fidelity National Information Services, Inc.	12,000	1,459,680
Fiserv, Inc. (b)	171,000	16,243,290
FleetCor Technologies, Inc. (b)	64,000	11,938,560
Gartner, Inc. (b)	49,000	4,878,930
Global Payments, Inc.	131,000	18,894,130
WEX, Inc. (b)	41,000	4,286,550

		65,481,180

Life Sciences Tools & Services—4.7%
Agilent Technologies, Inc.	319,000	22,846,780
Avantor, Inc. (a) (b)	563,000	7,031,870
Bruker Corp. (a)	460,000	16,495,600
PPD, Inc. (b)	65,000	1,157,650
PRA Health Sciences, Inc. (b)	146,000	12,123,840

		59,655,740

Machinery—4.7%
Colfax Corp. (a) (b)	404,000	7,999,200
Fortive Corp. (a)	219,000	12,086,610
IDEX Corp.	124,000	17,125,640
Ingersoll Rand, Inc. (a) (b)	632,667	15,690,141
Xylem, Inc. (a)	97,391	6,343,076

		59,244,667

Metals & Mining—0.5%
Kirkland Lake Gold, Ltd.	229,000	6,778,400

Multi-Utilities—1.0%
Sempra Energy	110,000	12,428,900

Multiline Retail—2.7%
Dollar General Corp.	157,000	23,708,570
Dollar Tree, Inc. (b)	142,000	10,432,740

		34,141,310

Oil, Gas & Consumable Fuels—1.5%
Concho Resources, Inc.	245,000	10,498,250
Continental Resources, Inc. (a)	164,000	1,252,960
Pioneer Natural Resources Co.	67,000	4,700,050
Venture Global LNG, Inc. - Series B † (b) (c) (d)	78	300,144
Venture Global LNG, Inc. - Series C † (b) (c) (d)	540	2,077,920

		18,829,324

Pharmaceuticals—3.4%
Catalent, Inc. (a) (b)	392,000	20,364,400
Elanco Animal Health, Inc. (a) (b)	480,000	10,747,200
Perrigo Co. plc (a)	243,000	11,685,870

		42,797,470

Professional Services—6.1%
Clarivate Analytics plc (a) (b)	486,000	10,084,500
CoreLogic, Inc.	286,000	8,734,440
CoStar Group, Inc. (b)	19,000	11,156,990
Equifax, Inc.	85,000	10,153,250
IHS Markit, Ltd.	132,000	7,920,000
TransUnion	208,000	13,765,440
Verisk Analytics, Inc.	105,000	14,634,900

		76,449,520

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A † (b) (c) (d)	15,741	56,668

Road & Rail—1.2%
J.B. Hunt Transport Services, Inc.	157,000	14,480,110

Semiconductors & Semiconductor Equipment—5.8%
Entegris, Inc.	151,000	6,760,270
Marvell Technology Group, Ltd. (a)	673,000	15,229,990
Maxim Integrated Products, Inc.	196,000	9,527,560
Microchip Technology, Inc. (a)	272,000	18,441,600
Skyworks Solutions, Inc.	122,000	10,904,360
Xilinx, Inc.	164,000	12,782,160

		73,645,940

BHFTI-354

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—5.1%
Atlassian Corp. plc - Class A (b)	83,000	$11,392,580
Ceridian HCM Holding, Inc. (a) (b)	196,000	9,813,720
DocuSign, Inc. (b)	170,730	15,775,452
Slack Technologies, Inc. - Class A (a) (b)	122,000	3,274,480
Splunk, Inc. (b)	85,000	10,729,550
SS&C Technologies Holdings, Inc.	85,000	3,724,700
Workday, Inc. - Class A (b)	74,000	9,636,280

		64,346,762

Specialty Retail—3.3%
Burlington Stores, Inc. (b)	100,000	15,846,000
CarMax, Inc. (a) (b)	61,000	3,283,630
Five Below, Inc. (a) (b)	29,000	2,041,020
O’Reilly Automotive, Inc. (b)	34,000	10,235,700
Tiffany & Co.	49,000	6,345,500
Ulta Beauty, Inc. (b)	22,000	3,865,400

		41,617,250

Textiles, Apparel & Luxury Goods—0.9%
Levi Strauss & Co. - Class A (a)	109,000	1,354,870
lululemon athletica, Inc. (b)	5,000	947,750
Tapestry, Inc.	294,000	3,807,300
VF Corp.	97,000	5,245,760

		11,355,680

Total Common Stocks (Cost $1,085,568,547)		1,189,294,666

Convertible Preferred Stocks—0.4%

Automobiles—0.2%
Rivian Automotive, Inc. - Series D † (b) (c) (d)	274,442	2,948,605

Internet & Direct Marketing Retail—0.2%
Roofoods, Ltd. - Series F † (b) (c) (d)	7,253	2,085,970
Roofoods, Ltd. - Series G † (b) (c) (d)	169	52,263

		2,138,233

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Series D1 † (b) (c) (d)	89,839	323,420
WeWork Cos., Inc. - Series D2 † (b) (c) (d)	70,588	254,117

		577,537

Total Convertible Preferred Stocks (Cost $8,254,973)		5,664,375

Short-Term Investment—5.0%

Mutual Fund—5.0%
T. Rowe Price Treasury Reserve Fund (e)	62,952,200	62,952,200

Total Short-Term Investments (Cost $62,952,200)		62,952,200

Securities Lending Reinvestments (f)—13.8%
Security Description	Principal Amount*	Value

Certificates of Deposit—8.7%
Banco del Estado de Chile 1.316%, 1M LIBOR + 0.300%, 07/06/20 (g)	1,000,000	$995,927
2.002%, 3M LIBOR + 0.130%, 07/08/20 (g)	2,000,000	1,997,780
Bank of Montreal 0.990%, 06/08/20	2,000,000	1,999,080
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (g)	2,000,000	1,997,140
0.420%, SOFR + 0.410%, 10/02/20 (g)	1,000,000	997,480
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (g)	6,000,000	5,986,212
1.225%, 1M LIBOR + 0.220%, 01/08/21 (g)	4,000,000	3,990,800
BNP Paribas S.A. New York 1.345%, 1M LIBOR + 0.340%, 10/09/20 (g)	5,000,000	4,961,415
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (g)	2,000,255	1,997,859
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (g)	1,000,000	995,158
China Construction Bank Corp. 1.930%, 05/11/20	2,000,000	2,000,900
2.250%, 04/03/20	1,000,186	1,000,150
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (g)	5,000,000	4,995,950
Credit Agricole S.A. 1.500%, 06/12/20	4,000,000	4,004,000
Credit Industriel et Commercial Zero Coupon, 05/07/20	3,961,745	3,996,120
0.520%, FEDEFF PRV + 0.430%, 07/20/20 (g)	2,000,000	1,993,900
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (g)	2,000,000	1,989,140
0.490%, SOFR + 0.480%, 10/06/20 (g)	5,000,000	4,977,200
DG Bank 0.950%, 06/10/20	1,000,000	999,380
DZ Bank AG Zero Coupon, 06/05/20	994,363	998,010
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430
KBC Bank NV 1.800%, 04/14/20	3,005,468	3,001,020
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	1,994,749	1,995,760
MUFG Bank, Ltd. 1.790%, 07/17/20	1,000,000	1,002,060
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (g)	1,000,000	999,650
1.790%, 07/14/20	4,000,000	4,010,720
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	999,770
NatWest Bank plc 1.860%, 04/14/20	4,000,000	4,001,080
Rabobank International London 1.073%, 1M LIBOR + 0.210%, 01/08/21 (g)	1,500,000	1,500,000
1.115%, 1M LIBOR + 0.190%, 04/24/20 (g)	4,000,000	3,995,640
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (g)	3,000,000	2,990,790
0.300%, SOFR + 0.290%, 07/16/20 (g)	4,000,000	3,987,320
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (g)	2,005,230	1,994,520

BHFTI-355

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Societe Generale 0.440%, FEDEFF PRV + 0.350%, 06/19/20 (g)	3,000,000	$2,990,508
1.030%, 1M LIBOR + 0.280%, 06/19/20 (g)	3,000,000	2,989,506
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.150%, 08/26/20 (g)	2,000,000	1,989,660
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (g)	3,000,412	2,998,920
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/18/20	991,479	995,190
1.970%, 04/17/20	3,000,000	3,001,770
Svenska Handelsbanken AB 1.557%, 1M LIBOR + 0.180%, 06/05/20 (g)	2,000,000	2,000,340
UBS AG 1.394%, 3M LIBOR + 0.080%, 12/04/20 (g)	1,000,000	994,850
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (g)	7,000,000	7,000,000

		109,313,105

Commercial Paper—1.9%
Bank of China, Ltd. 1.830%, 05/21/20	3,981,700	3,989,920
China Construction Bank Corp. 1.900%, 05/04/20	1,990,606	1,997,140
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,983,200
Santander UK plc 1.825%, 04/07/20	2,986,160	2,999,640
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (g)	2,000,000	1,997,294
Svenska Handelsbanken AB 0.963%, 1M LIBOR + 0.100%, 11/10/20 (g)	1,000,000	998,200
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (g)	7,000,000	7,000,420
Versailles LLC 1.500%, 05/22/20	996,500	997,760
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (g)	1,999,939	2,000,280

		23,963,854

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $2,607,799; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $2,659,956.	2,607,799	2,607,799
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $6,002,508; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.118% - 2.875%, maturity dates ranging from 04/30/20 - 07/15/26, and various Common Stock with an aggregate market value of $5,213,916.	5,000,000	5,000,000

		13,607,799

Security Description	Shares/ Principal Amount*	Value

Time Deposit—0.1%
Rabobank International Netherlands 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—2.0%
BlackRock Liquidity Funds, Institutional Shares 0.340% (h)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (h)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (h)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (h)	2,000,000	2,000,000

		25,000,000

Total Securities Lending Reinvestments (Cost $174,058,231)		173,884,758

Total Investments—113.6% (Cost $1,330,833,951)		1,431,795,999

Other assets and liabilities (net)—(13.6)%		(171,631,164)

Net Assets—100.0%		$1,260,164,835

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2020, the market value of restricted securities was $8,099,107, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $169,281,674 and the collateral received consisted of cash in the amount of $174,033,289. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.6% of net assets.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

BHFTI-356

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Rivian Automotive, Inc. - Series D	12/23/19	274,442	$2,948,605	$2,948,605
Roofoods, Ltd. - Series F	09/12/17	7,253	2,564,447	2,085,970
Roofoods, Ltd. - Series G	05/06/19	169	70,625	52,263
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	300,144
Venture Global LNG, Inc. - Series C	10/16/17-03/08/18	540	1,987,525	2,077,920
WeWork Cos., Inc. - Class A	12/09/14-05/26/15	15,741	223,069	56,668
WeWork Cos., Inc.- Series D1	12/09/14	89,839	1,495,924	323,420
WeWork Cos., Inc.- Series D2	12/09/14	70,588	1,175,372	254,117

				$8,099,107

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$35,156,582	$—	$—	$35,156,582
Airlines	5,394,140	—	—	5,394,140
Auto Components	11,779,900	—	—	11,779,900
Banks	7,323,500	—	—	7,323,500
Biotechnology	55,442,775	—	—	55,442,775
Building Products	3,128,680	—	—	3,128,680
Capital Markets	35,501,830	—	—	35,501,830
Chemicals	17,500,570	—	—	17,500,570
Commercial Services & Supplies	5,735,000	—	—	5,735,000
Construction Materials	3,784,600	—	—	3,784,600
Consumer Finance	2,653,110	—	—	2,653,110
Containers & Packaging	48,666,990	—	—	48,666,990
Diversified Consumer Services	8,532,000	—	—	8,532,000
Electric Utilities	4,145,130	—	—	4,145,130
Electrical Equipment	11,977,020	—	—	11,977,020

BHFTI-357

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electronic Equipment, Instruments & Components	$43,597,140	$—	$—	$43,597,140
Entertainment	7,407,840	—	—	7,407,840
Food & Staples Retailing	19,511,379	—	—	19,511,379
Food Products	9,544,770	—	—	9,544,770
Gas Utilities	5,259,190	—	—	5,259,190
Health Care Equipment & Supplies	111,130,540	—	—	111,130,540
Health Care Providers & Services	4,550,800	—	—	4,550,800
Health Care Technology	12,196,860	—	—	12,196,860
Hotels, Restaurants & Leisure	50,944,349	—	—	50,944,349
Household Products	4,025,460	—	—	4,025,460
Industrial Conglomerates	15,278,690	—	—	15,278,690
Insurance	46,776,620	—	—	46,776,620
Interactive Media & Services	20,252,990	—	—	20,252,990
Internet & Direct Marketing Retail	787,290	—	—	787,290
IT Services	65,481,180	—	—	65,481,180
Life Sciences Tools & Services	59,655,740	—	—	59,655,740
Machinery	59,244,667	—	—	59,244,667
Metals & Mining	6,778,400	—	—	6,778,400
Multi-Utilities	12,428,900	—	—	12,428,900
Multiline Retail	34,141,310	—	—	34,141,310
Oil, Gas & Consumable Fuels	16,451,260	—	2,378,064	18,829,324
Pharmaceuticals	42,797,470	—	—	42,797,470
Professional Services	76,449,520	—	—	76,449,520
Real Estate Management & Development	—	—	56,668	56,668
Road & Rail	14,480,110	—	—	14,480,110
Semiconductors & Semiconductor Equipment	73,645,940	—	—	73,645,940
Software	64,346,762	—	—	64,346,762
Specialty Retail	41,617,250	—	—	41,617,250
Textiles, Apparel & Luxury Goods	11,355,680	—	—	11,355,680
Total Common Stocks	1,186,859,934	—	2,434,732	1,189,294,666
Total Convertible Preferred Stocks*	—	—	5,664,375	5,664,375
Total Short-Term Investment*	62,952,200	—	—	62,952,200
Securities Lending Reinvestments
Certificates of Deposit	—	109,313,105	—	109,313,105
Commercial Paper	—	23,963,854	—	23,963,854
Repurchase Agreements	—	13,607,799	—	13,607,799
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	25,000,000	—	—	25,000,000
Total Securities Lending Reinvestments	25,000,000	148,884,758	—	173,884,758
Total Investments	$1,274,812,134	$148,884,758	$8,099,107	$1,431,795,999

Collateral for Securities Loaned (Liability)	$—	$(174,033,289)	$—	$(174,033,289)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTI-358

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—59.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—50.9%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/34	9,813,851	$10,186,886
3.000%, 06/01/32	1,429,288	1,500,373
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	15,604,298	16,508,164
3.000%, 01/01/50	9,092,240	9,531,372
3.500%, 01/01/48	10,081,919	10,666,341
3.500%, 02/01/48	6,168,317	6,563,550
4.000%, 06/01/47	4,369,767	4,682,528
4.500%, 02/01/46	3,587,499	3,913,055
4.500%, 05/01/48	14,289,703	15,404,912
4.500%, 08/01/48	2,756,161	2,965,968
Fannie Mae Pool
2.455%, 04/01/40	2,790,000	2,907,515
3.000%, 10/01/49	8,786,281	9,115,550
3.210%, 11/01/37	5,412,525	6,168,422
3.450%, 05/01/34	4,065,000	4,669,930
3.490%, 02/01/33	4,000,000	4,674,054
3.500%, 01/01/44	5,427,032	5,794,742
4.000%, 08/01/42	957,060	1,049,811
Fannie Mae REMICS (CMO)
3.000%, 06/25/48	8,130,675	8,490,169
3.500%, 01/25/47	13,369,690	14,133,237
3.500%, 06/25/47	5,529,429	5,927,801
Fannie Mae-Aces
0.776%, 12/25/27 (a) (b)	4,050,000	178,160
0.988%, 12/25/27 (a) (b)	3,575,000	178,857
0.999%, 07/25/32 (a) (b)	3,150,000	267,530
1.438%, 11/25/28 (a) (b)	2,835,000	267,652
1.497%, 08/25/28 (a) (b)	3,530,000	356,812
1.554%, 11/25/28 (a) (b)	3,345,000	356,309
1.826%, 12/25/30 (a) (b)	8,395,000	1,214,253
1.923%, 12/25/30 (a) (b)	2,950,000	445,391
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/31	5,338,801	5,561,192
2.500%, 07/01/32	3,556,603	3,694,739
3.000%, 03/01/31	1,887,847	1,982,937
3.000%, 06/01/33	718,631	754,458
3.500%, 11/01/33	4,302,391	4,532,920
3.500%, 01/01/34	6,002,728	6,360,469
Freddie Mac 30 Yr. Gold Pool
3.000%, 06/01/46	7,305,205	7,720,599
3.000%, 09/01/46	2,869,236	3,025,604
3.000%, 10/01/46	8,768,876	9,254,596
3.000%, 11/01/46	11,624,116	12,265,240
3.000%, 01/01/47	13,242,415	13,976,010
3.000%, 02/01/47	1,708,197	1,801,752
3.000%, 01/01/48	2,902,362	3,063,803
3.500%, 01/01/44	4,194,968	4,504,212
3.500%, 04/01/45	5,467,582	5,886,909
3.500%, 11/01/45	1,016,786	1,084,384
3.500%, 06/01/46	3,684,591	3,930,905
3.500%, 08/01/46	3,270,702	3,498,522
3.500%, 04/01/47	13,402,194	14,379,247
3.500%, 12/01/47	15,336,128	16,454,229
3.500%, 01/01/48	22,381,522	24,094,283
3.500%, 03/01/48	41,154,233	44,003,318

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 01/01/45	4,266,269	4,661,405
4.000%, 12/01/45	9,910,257	10,809,958
4.000%, 03/01/48	896,159	975,244
4.000%, 06/01/48	1,395,792	1,512,156
4.000%, 11/01/48	1,667,704	1,814,015
4.000%, 01/01/49	8,190,139	8,866,282
4.500%, 10/01/48	6,071,935	6,537,646
5.000%, 06/01/48	1,568,645	1,694,911
5.000%, 08/01/48	292,711	316,171
5.000%, 10/01/48	3,243,464	3,505,611
Freddie Mac 30 Yr. Pool
3.000%, 02/01/50	15,435,281	16,182,153
Freddie Mac Multiclass Certificates (CMO)
1.836%, 05/27/33 (a) (b)	2,100,000	357,231
1.878%, 10/27/28 (a) (b)	2,675,000	355,294
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
3.750%, 04/25/33	5,465,000	6,812,359
3.950%, 11/25/33 (a)	7,950,000	9,715,153
Freddie Mac REMICS (CMO)
3.000%, 04/15/48	3,495,075	3,679,044
Ginnie Mae II 30 Yr. Pool
3.000%, 10/20/46	2,599,816	2,782,858
3.000%, 12/20/46	7,942,154	8,487,962
3.000%, 04/20/47	1,503,266	1,604,086
3.000%, 11/20/47	9,369,278	9,994,258
3.000%, TBA (c)	9,725,000	10,273,889
3.500%, 04/20/46	5,569,924	5,931,490
3.500%, 05/20/46	2,532,360	2,691,185
3.500%, 06/20/46	571,529	607,395
3.500%, 11/20/46	8,314,450	8,856,429
3.500%, 01/20/47	1,481,374	1,561,130
3.500%, 09/20/47	3,377,096	3,603,492
3.500%, 11/20/47	12,033,852	12,781,063
3.500%, 12/20/47	6,850,560	7,234,624
3.500%, 02/20/48	9,723,981	10,313,574
4.000%, 11/20/47	3,362,670	3,609,428
4.000%, 12/20/47	3,073,132	3,273,851
4.000%, 03/20/48	2,609,649	2,805,817
4.000%, 10/20/48	5,275,415	5,640,482
4.500%, 02/20/47	4,928,549	5,346,511
4.500%, 06/20/47	9,001,900	9,732,106
5.000%, 06/20/47	4,109,931	4,452,683
5.000%, 09/20/47	2,393,148	2,575,587
Ginnie Mae II Pool
3.000%, 10/20/49	8,995,051	9,444,315
3.500%, 07/20/49	2,422,829	2,517,480
Government National Mortgage Association (CMO)
3.500%, 09/20/48	3,689,582	3,971,407
Uniform Mortgage-Backed Securities
2.500%, TBA (c)	226,675,000	234,920,793
3.000%, TBA (c)	92,825,000	97,201,307
3.500%, TBA (c)	24,275,000	25,674,137
5.000%, TBA (c)	2,600,000	2,804,720

		918,438,364

BHFTI-359

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—8.7%
U.S. Treasury Bonds
2.000%, 02/15/50 (d)	21,015,000	$24,407,773
2.375%, 11/15/49	3,838,000	4,790,304
U.S. Treasury Inflation Indexed Bond 0.250%, 02/15/50 (d) (e)	24,761,954	25,540,222
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/24 (e)	2,694,049	2,700,158
0.125%, 10/15/24 (d) (e)	16,105,707	16,303,268
0.250%, 07/15/29 (d) (e)	21,593,663	22,443,262
U.S. Treasury Notes
0.500%, 03/31/25	52,535,000	52,867,448
1.125%, 02/28/22	65,000	66,094
1.500%, 02/15/30	6,595,000	7,109,719

		156,228,248

Total U.S. Treasury & Government Agencies (Cost $1,038,936,296)		1,074,666,612

Corporate Bonds & Notes—26.1%

Aerospace/Defense—0.2%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,500,000	1,525,536
Northrop Grumman Corp. 5.250%, 05/01/50 (d)	1,855,000	2,525,242

		4,050,778

Agriculture—0.4%
BAT Capital Corp.
4.390%, 08/15/37	830,000	769,012
4.540%, 08/15/47	3,370,000	3,075,366
Reynolds American, Inc.
5.700%, 08/15/35 (d)	1,170,000	1,288,227
5.850%, 08/15/45	1,805,000	1,940,969
6.875%, 05/01/20	1,000,000	1,002,613

		8,076,187

Airlines—0.3%
America West Airlines Pass-Through Trust
7.100%, 04/02/21 (d)	313,429	313,528
8.057%, 07/02/20	374,174	375,641
American Airlines Pass-Through Trust
4.000%, 07/15/25	1,098,643	1,095,753
4.950%, 01/15/23	471,816	479,459
U.S. Airways Pass-Through Trust
6.250%, 04/22/23	1,511,678	1,555,485
7.076%, 03/20/21	848,670	851,580

		4,671,446

Auto Manufacturers—1.8%
Daimler Finance North America LLC
2.000%, 07/06/21 (144A)	1,845,000	1,778,284
2.200%, 10/30/21 (144A)	2,835,000	2,718,283

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
2.728%, 3M LIBOR + 0.880%, 10/12/21 (a)	2,205,000	2,027,489
3.219%, 01/09/22	3,625,000	3,380,313
3.339%, 03/28/22 (d)	2,155,000	2,004,797
3.813%, 10/12/21	2,255,000	2,153,525
5.596%, 01/07/22	5,876,000	5,685,030
5.750%, 02/01/21	120,000	116,400
5.875%, 08/02/21	2,730,000	2,675,400
General Motors Co. 4.875%, 10/02/23 (d)	3,330,000	2,966,800
General Motors Financial Co., Inc.
3.150%, 06/30/22 (d)	1,290,000	1,164,518
3.200%, 07/13/20	860,000	857,491
3.200%, 07/06/21	2,760,000	2,635,551
3.450%, 04/10/22	405,000	374,060
4.200%, 11/06/21 (d)	645,000	613,240
4.375%, 09/25/21	720,000	662,833

		31,814,014

Banks—4.4%
Bank of America Corp.
2.738%, 3M LIBOR + 0.370%, 01/23/22 (a)	1,673,000	1,670,980
2.884%, 3M LIBOR + 1.190%, 10/22/30 (a) (d)	1,000,000	998,591
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	6,478,000	6,599,065
4.083%, 3M LIBOR + 3.150%, 03/20/51 (a)	3,730,000	4,234,194
Citigroup, Inc. 3.200%, 10/21/26	1,790,000	1,853,964
Goldman Sachs Group, Inc. (The)
2.600%, 02/07/30 (d)	1,050,000	986,537
3.272%, 3M LIBOR + 1.201%, 09/29/25 (a) (d)	4,310,000	4,395,228
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	860,000	883,779
JPMorgan Chase & Co.
2.005%, SOFR + 1.585%, 03/13/26 (a) (d)	4,740,000	4,681,320
3.200%, 06/15/26	1,755,000	1,822,595
3.559%, 3M LIBOR + 0.730%, 04/23/24 (a)	2,323,000	2,412,919
4.023%, 3M LIBOR + 1.000%, 12/05/24 (a)	3,685,000	3,904,185
4.493%, SOFR + 3.790%, 03/24/31 (a) (d)	4,405,000	5,110,353
Lloyds Banking Group plc
2.858%, 3M LIBOR + 1.249%, 03/17/23 (a)	2,795,000	2,755,445
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	2,515,000	2,511,794
3.900%, 03/12/24	2,180,000	2,206,414
Morgan Stanley
1.613%, SOFR + 0.700%, 01/20/23 (a) (d)	1,365,000	1,270,620
3.875%, 01/27/26	2,010,000	2,169,197
Santander UK Group Holdings plc 3.571%, 01/10/23	1,200,000	1,193,452
Santander UK plc 5.000%, 11/07/23 (144A)	3,950,000	3,979,783
Wells Fargo & Co.
2.164%, 3M LIBOR + 0.750%, 02/11/26 (a)	3,350,000	3,267,364
2.406%, 3M LIBOR + 0.825%, 10/30/25 (a)	2,095,000	2,064,363
2.600%, 07/22/20 (d)	5,175,000	5,175,992
5.013%, 3M LIBOR + 4.240%, 04/04/51 (a)	9,980,000	12,653,452

		78,801,586

BHFTI-360

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 02/01/46	399,000	$435,512
Bacardi, Ltd.
4.700%, 05/15/28 (144A)	940,000	1,005,195
5.300%, 05/15/48 (144A)	480,000	521,401

		1,962,108

Biotechnology—0.1%
Amgen, Inc.
4.400%, 05/01/45	1,525,000	1,780,738
4.663%, 06/15/51	715,000	900,402

		2,681,140

Chemicals—0.1%
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	2,555,000	2,609,494

Commercial Services—0.2%
IHS Markit, Ltd.
4.750%, 02/15/25 (144A)	1,000,000	1,051,050
4.750%, 08/01/28	1,500,000	1,569,840
5.000%, 11/01/22 (144A)	1,535,000	1,612,376

		4,233,266

Computers—0.1%
Dell International LLC / EMC Corp. 4.420%, 06/15/21 (144A)	1,290,000	1,303,848

Diversified Financial Services—2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23 (d)	1,685,000	1,398,542
3.875%, 01/23/28 (d)	475,000	362,189
3.950%, 02/01/22 (d)	2,480,000	2,160,375
4.125%, 07/03/23 (d)	1,765,000	1,499,240
Air Lease Corp. 2.300%, 02/01/25	2,215,000	1,689,311
Avolon Holdings Funding, Ltd.
2.875%, 02/15/25 (144A)	1,995,000	1,546,538
3.950%, 07/01/24 (144A) (d)	560,000	468,240
5.125%, 10/01/23 (144A)	150,000	129,541
5.250%, 05/15/24 (144A)	170,000	144,781
GE Capital International Funding Co.
2.342%, 11/15/20	9,130,000	9,078,324
4.418%, 11/15/35	10,840,000	11,711,215
Mastercard, Inc. 3.850%, 03/26/50	1,180,000	1,440,290
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	3,590,000	3,113,639
5.250%, 08/15/22 (144A)	1,240,000	1,120,201
5.500%, 02/15/24 (144A)	1,395,000	1,200,555
Raymond James Financial, Inc. 4.950%, 07/15/46	1,635,000	1,883,255

		38,946,236

Electric—2.2%
Appalachian Power Co.
3.300%, 06/01/27	760,000	773,806
4.450%, 06/01/45	1,440,000	1,515,858
Duke Energy Carolinas LLC 4.250%, 12/15/41	2,300,000	2,609,213
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	1,144,838
4.100%, 03/15/43	2,325,000	2,541,890
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,319,657
El Paso Electric Co. 3.300%, 12/15/22	825,000	815,759
Entergy Corp. 4.000%, 07/15/22	3,000,000	3,078,107
Evergy Metro, Inc. 4.200%, 03/15/48	2,250,000	2,520,789
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,569,488
International Transmission Co. 4.625%, 08/15/43	2,750,000	2,763,663
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	984,099
PacifiCorp 3.350%, 07/01/25	2,000,000	2,135,300
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A) (d)	570,000	543,994
4.150%, 04/15/25 (144A)	2,800,000	2,777,324
Public Service Co. of New Mexico 3.850%, 08/01/25 (d)	3,135,000	3,466,418
Southwestern Electric Power Co. 4.100%, 09/15/28	3,000,000	3,217,784
Xcel Energy, Inc. 3.300%, 06/01/25	2,375,000	2,409,030

		40,187,017

Food—1.0%
Kraft Heinz Foods Co.
4.375%, 06/01/46	2,235,000	2,015,772
4.875%, 10/01/49 (144A) (d)	4,790,000	4,360,665
5.000%, 07/15/35 (d)	1,000,000	997,196
5.000%, 06/04/42 (d)	2,740,000	2,597,154
5.200%, 07/15/45	4,990,000	4,802,734
Kroger Co. (The) 5.400%, 01/15/49	2,065,000	2,488,138

		17,261,659

Gas—0.3%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	3,937,854
Spire, Inc. 4.700%, 08/15/44 (d)	1,000,000	1,100,737

		5,038,591

Health Care Providers & Services—0.1%
Zimmer Biomet Holdings, Inc. 3.550%, 03/20/30	1,835,000	1,834,109

BHFTI-361

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—1.3%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	$2,012,335
Anthem, Inc. 3.650%, 12/01/27	2,235,000	2,308,014
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,287,001
HCA, Inc.
5.000%, 03/15/24	1,000,000	1,035,535
5.125%, 06/15/39	995,000	1,027,680
5.250%, 04/15/25	1,000,000	1,048,954
5.250%, 06/15/26	1,505,000	1,578,702
5.250%, 06/15/49 (d)	3,200,000	3,415,891
Humana, Inc.
3.950%, 08/15/49	700,000	691,272
4.950%, 10/01/44	140,000	159,104
New York and Presbyterian Hospital (The) 3.563%, 08/01/36 (d)	4,490,000	4,756,210
NYU Hospitals Center 4.428%, 07/01/42	1,756,000	1,909,882
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	2,370,583

		23,601,163

Insurance—0.4%
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (a) (d)	3,530,000	4,397,498
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (a)	3,500,000	3,569,501

		7,966,999

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.375%, 05/01/47	750,000	810,441
Time Warner Cable LLC
5.500%, 09/01/41	2,065,000	2,159,264
5.875%, 11/15/40	4,375,000	4,610,159
ViacomCBS, Inc. 3.700%, 06/01/28	1,548,000	1,467,440
Walt Disney Co. (The) 4.700%, 03/23/50 (d)	2,500,000	3,237,866

		12,285,170

Miscellaneous Manufacturing—0.3%
General Electric Co.
4.625%, 01/07/21 (d)	3,330,000	3,360,853
5.550%, 05/04/20	1,600,000	1,604,099

		4,964,952

Multi-Utilities—0.1%
Dominion Energy, Inc. 3.300%, 03/15/25	2,300,000	2,331,743

Oil & Gas—1.1%
EQT Corp. 3.900%, 10/01/27 (d)	405,000	279,329
Exxon Mobil Corp.
3.482%, 03/19/30 (d)	2,740,000	3,036,242
4.227%, 03/19/40	1,830,000	2,119,405
4.327%, 03/19/50 (d)	4,570,000	5,592,259
Hess Corp. 6.000%, 01/15/40	1,200,000	864,857
Noble Energy, Inc. 5.050%, 11/15/44	1,050,000	648,550
Occidental Petroleum Corp. 4.500%, 07/15/44	620,000	255,329
Petroleos Mexicanos
5.950%, 01/28/31 (144A)	210,000	144,396
6.625%, 06/15/35	1,045,000	702,710
6.750%, 09/21/47	3,228,000	2,063,951
6.950%, 01/28/60 (144A)	355,000	236,856
7.690%, 01/23/50 (144A)	4,605,000	3,200,475

		19,144,359

Packaging & Containers—0.2%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (144A)	2,625,000	2,728,382
4.500%, 05/15/28 (144A)	450,000	530,769

		3,259,151

Pharmaceuticals—2.7%
AbbVie, Inc.
4.050%, 11/21/39 (144A)	685,000	718,374
4.250%, 11/21/49 (144A)	4,745,000	5,118,285
4.400%, 11/06/42	2,100,000	2,333,618
4.450%, 05/14/46	1,038,000	1,103,058
4.875%, 11/14/48	600,000	699,904
Allergan Finance LLC 3.250%, 10/01/22 (d)	1,435,000	1,438,658
Allergan Funding SCS 4.550%, 03/15/35	775,000	853,456
Bayer U.S. Finance LLC
3.875%, 12/15/23 (144A)	420,000	429,755
4.250%, 12/15/25 (144A)	1,195,000	1,241,444
4.375%, 12/15/28 (144A)	7,885,000	8,427,620
4.400%, 07/15/44 (144A)	1,205,000	1,193,154
4.625%, 06/25/38 (144A) (d)	1,250,000	1,293,849
4.875%, 06/25/48 (144A)	1,365,000	1,573,355
Becton Dickinson & Co.
2.250%, 3M LIBOR + 0.875%, 12/29/20 (a)	2,250,000	2,174,062
2.894%, 06/06/22	1,720,000	1,721,416
Cigna Corp.
2.400%, 03/15/30	945,000	893,904
3.050%, 10/15/27 (144A)	3,350,000	3,332,486
3.400%, 03/01/27 (144A)	385,000	390,491
3.400%, 03/15/50	590,000	561,961
4.900%, 12/15/48 (d)	2,825,000	3,414,565
CVS Health Corp.
3.875%, 07/20/25	1,950,000	2,014,827

BHFTI-362

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
5.050%, 03/25/48 (d)	5,975,000	$6,785,245
5.125%, 07/20/45 (d)	1,200,000	1,375,968

		49,089,455

Pipelines—1.5%
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (d)	850,000	837,819
Energy Transfer Operating L.P.
5.000%, 05/15/50	5,195,000	4,010,137
5.150%, 03/15/45	3,355,000	2,596,694
6.500%, 02/01/42 (d)	700,000	631,061
Plains All American Pipeline L.P. / PAA Finance Corp.
4.500%, 12/15/26 (d)	2,500,000	2,009,750
4.650%, 10/15/25	840,000	679,886
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A) (d)	3,000,000	1,770,229
Ruby Pipeline LLC 6.500%, 04/01/22 (144A) (d)	3,674,242	3,242,772
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	3,000,000	2,576,433
5.625%, 03/01/25	538,000	493,907
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	3,815,052
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,216,477
Williams Cos., Inc. (The) 5.100%, 09/15/45 (d)	1,750,000	1,662,378

		27,542,595

Real Estate Investment Trusts—1.2%
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23	1,500,000	1,512,502
4.125%, 07/01/24	2,750,000	2,854,945
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24	385,000	340,725
4.000%, 01/15/30 (d)	365,000	306,892
5.300%, 01/15/29	265,000	226,628
5.375%, 04/15/26	3,160,000	2,801,024
5.750%, 06/01/28	2,000,000	1,767,400
Healthcare Realty Trust, Inc. 3.750%, 04/15/23 (d)	1,850,000	1,847,487
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	1,864,181
Healthpeak Properties, Inc. 4.250%, 11/15/23	1,509,000	1,425,973
SL Green Operating Partnership L.P. 3.250%, 10/15/22	2,038,000	2,027,780
Ventas Realty L.P.
3.125%, 06/15/23	590,000	616,435
3.250%, 10/15/26	2,500,000	2,362,420
Welltower, Inc. 3.750%, 03/15/23	1,000,000	1,006,847

		20,961,239

Retail—0.4%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	2,692,208
Starbucks Corp. 2.250%, 03/12/30	1,895,000	1,768,205
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,100,000	1,089,327
4.800%, 11/18/44	1,975,000	1,940,141

		7,489,881

Savings & Loans—0.1%
Nationwide Building Society
3.622%, 3M LIBOR + 1.181%, 04/26/23 (144A) (a)	1,425,000	1,416,659
3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (a)	100,000	97,055

		1,513,714

Semiconductors—0.9%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.000%, 01/15/22	4,045,000	4,007,879
3.625%, 01/15/24	2,730,000	2,701,419
Broadcom, Inc. 3.125%, 10/15/22 (144A)	1,000,000	990,155
Intel Corp. 4.750%, 03/25/50	6,095,000	7,965,169

		15,664,622

Software—0.1%
Oracle Corp. 3.600%, 04/01/50	2,750,000	2,738,913

Telecommunications—1.6%
AT&T, Inc.
4.350%, 06/15/45	95,000	100,450
4.750%, 05/15/46	1,090,000	1,210,516
4.800%, 06/15/44	2,160,000	2,406,592
4.850%, 03/01/39	1,368,000	1,547,807
4.900%, 08/15/37	2,930,000	3,288,363
5.250%, 03/01/37	4,485,000	5,221,538
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.360%, 09/20/21 (144A) (d)	871,875	867,515
4.738%, 03/20/25 (144A)	5,475,000	5,584,500
5.152%, 03/20/28 (144A)	1,000,000	1,065,000
Verizon Communications, Inc.
3.150%, 03/22/30 (d)	1,245,000	1,338,843
4.125%, 03/16/27	1,245,000	1,385,406
Vodafone Group plc
4.250%, 09/17/50	1,265,000	1,288,238
4.875%, 06/19/49	2,740,000	3,026,991
5.250%, 05/30/48	1,155,000	1,393,812

		29,725,571

Total Corporate Bonds & Notes (Cost $470,703,296)		471,751,006

BHFTI-363

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Asset-Backed Securities—9.1%

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—1.3%
Asset Backed Securities Corp. Home Equity Loan Trust 1.107%, 1M LIBOR + 0.160%, 05/25/36 (a)	1,285,590	$1,267,396
Asset-Backed Funding Certificates Trust
1.087%, 1M LIBOR + 0.140%, 09/25/36 (a)	3,343,797	3,209,360
1.577%, 1M LIBOR + 0.630%, 03/25/35 (a)	1,634,490	1,600,618
JPMorgan Mortgage Acquisition Corp. 1.652%, 1M LIBOR + 0.705%, 06/25/35 (a)	3,550,777	3,492,878
MASTR Asset-Backed Securities Trust 1.547%, 1M LIBOR + 0.600%, 01/25/36 (a)	1,564,724	1,547,792
New Century Home Equity Loan Trust 1.727%, 1M LIBOR + 0.780%, 08/25/34 (a)	7,969,741	6,990,421
Option One Mortgage Loan Trust
1.387%, 1M LIBOR + 0.440%, 11/25/35 (a)	3,409,923	3,355,454
1.607%, 1M LIBOR + 0.660%, 05/25/35 (a)	2,034,728	1,971,171

		23,435,090

Asset-Backed - Other—2.9%
Ameriquest Mortgage Securities Trust 1.337%, 1M LIBOR + 0.390%, 03/25/36 (a)	3,207,609	3,076,363
Ammc CLO 19, Ltd. 2.971%, 3M LIBOR + 1.140%, 10/16/28 (144A) (a)	3,000,000	2,888,199
Atrium XII 2.632%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	5,200,000	5,001,001
CWABS Asset-Backed Certificates Trust 1.647%, 1M LIBOR + 0.700%, 11/25/35 (a)	5,408,618	5,216,328
Dryden XXVI Senior Loan Fund 2.731%, 3M LIBOR + 0.900%, 04/15/29 (144A) (a)	2,275,000	2,196,913
GSAMP Trust 1.627%, 1M LIBOR + 0.680%, 10/25/34 (a)	3,490,868	3,002,400
LCM XIII LP 2.959%, 3M LIBOR + 1.140%, 07/19/27 (144A) (a)	4,700,000	4,556,941
Popular ABS Mortgage Pass-Through Trust 1.337%, 1M LIBOR + 0.390%, 02/25/36 (a)	9,651,568	9,134,276
Riserva CLO, Ltd.
2.959%, 3M LIBOR + 1.140%, 10/18/28 (144A) (a)	4,600,000	4,419,496
Structured Asset Investment Loan Trust 1.747%, 1M LIBOR + 0.800%, 07/25/34 (a)	2,575,367	2,317,182
Structured Asset Securities Corp. Mortgage Loan Trust 1.667%, 1M LIBOR + 0.720%, 07/25/35 (a)	1,664,448	1,656,663
Towd Point Mortgage Trust
2.500%, 11/25/60 (144A) (a)	2,299,452	2,282,371
2.750%, 10/25/56 (144A) (a)	7,359,689	7,362,651

		53,110,784

Asset-Backed - Student Loan—4.9%
Navient Student Loan Trust
1.997%, 1M LIBOR + 1.050%, 07/26/66 (144A) (a)	5,600,000	5,236,069
2.447%, 1M LIBOR + 1.500%, 10/25/58 (a)	2,470,000	2,113,669
SLC Student Loan Trust
0.901%, 3M LIBOR + 0.160%, 09/15/39 (a)	11,000,000	10,231,603
0.901%, 3M LIBOR + 0.160%, 03/15/55 (a)	8,310,000	7,370,047
SLM Student Loan Trust
1.697%, 1M LIBOR + 0.750%, 05/26/26 (a)	6,219,607	6,023,967

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust
1.697%, 1M LIBOR + 0.750%, 01/25/45 (144A) (a)	3,146,421	3,027,368
1.854%, 3M LIBOR + 0.060%, 01/25/22 (a)	8,837,338	8,437,425
1.941%, 3M LIBOR + 1.200%, 12/15/33 (144A) (a)	4,741,761	4,586,701
2.124%, 3M LIBOR + 0.330%, 01/25/22 (a)	3,387,928	3,239,406
2.164%, 3M LIBOR + 0.370%, 01/25/40 (a)	3,887,232	3,370,329
2.344%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	5,637,796	5,214,958
2.544%, 3M LIBOR + 0.750%, 10/25/40 (a)	10,240,000	9,483,915
2.747%, 1M LIBOR + 1.800%, 09/25/43 (a)	5,800,000	5,126,278
2.894%, 3M LIBOR + 1.100%, 07/25/23 (a)	6,411,433	6,215,310
3.294%, 3M LIBOR + 1.500%, 04/25/23 (a)	2,918,988	2,881,761
Wachovia Student Loan Trust 1.964%, 3M LIBOR + 0.170%, 04/25/40 (144A) (a)	6,732,147	6,214,128

		88,772,934

Total Asset-Backed Securities (Cost $169,636,843)		165,318,808

Mortgage-Backed Securities—5.3%

Collateralized Mortgage Obligations—3.4%
Banc of America Funding Trust 2.500%, 03/25/40 (144A) (a)	5,303,345	5,187,286
CIM Trust
3.000%, 10/25/59 (144A) (a)	8,580,342	7,911,636
3.750%, 07/25/58 (144A) (a)	7,434,166	7,411,173
Credit Suisse Mortgage Trust
1.907%, 1M LIBOR, 04/27/47 (144A) (a)	1,046,489	1,011,708
2.973%, 09/27/46 (144A) (a)	1,708,211	1,639,176
3.764%, 01/27/36 (144A) (a)	180,387	178,743
3.850%, 09/25/57 (144A) (a)	8,534,169	8,599,441
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	8,137,992	8,269,351
Morgan Stanley Resecuritization Trust
2.526%, 1M LIBOR + 0.450%, 08/26/47 (144A) (a)	2,063,805	1,958,136
3.661%, 08/26/47 (144A) (a)	4,410,212	4,285,402
Nomura Resecuritization Trust
1.208%, 1M LIBOR + 0.426%, 02/25/37 (144A) (a)	1,358,343	1,291,157
2.147%, 11/26/35 (144A) (a)	3,306,228	3,217,482
3.800%, 03/26/37 (144A) (a)	956,353	935,210
Structured Adjustable Rate Mortgage Loan Trust 1.622%, 1M LIBOR + 0.675%, 01/25/35 (a)	353,525	351,267
WaMu Mortgage Pass-Through Certificates Trust
1.237%, 1M LIBOR + 0.290%, 10/25/45 (a)	4,038,200	3,664,509
4.464%, 06/25/34 (a)	5,701,475	5,022,073

		60,933,750

Commercial Mortgage-Backed Securities—1.9%
BAMLL Commercial Mortgage Securities Trust 4.091%, 08/10/38 (144A) (a)	3,265,000	3,391,347
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,160,000	2,145,723
BX Commercial Mortgage Trust 3.202%, 12/09/41 (144A)	895,000	807,827

BHFTI-364

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	$2,348,784
Century Plaza Towers 2.865%, 11/13/39 (144A)	1,730,000	1,694,649
Commercial Mortgage Trust
3.545%, 02/10/36 (144A)	1,865,000	1,830,924
3.611%, 08/10/49 (144A) (a)	1,810,000	1,859,034
4.353%, 08/10/30 (144A)	1,845,000	1,904,354
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,740,317
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (a)	1,850,000	1,916,484
3.228%, 07/10/39 (144A)	1,875,000	1,979,177
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	1,899,065
MKT Mortgage Trust 2.694%, 02/12/40 (144A)	2,750,000	2,541,035
Natixis Commercial Mortgage Securities Trust 2.966%, 12/15/38 (144A)	1,840,000	1,771,584
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	2,380,783
RBS Commercial Funding, Inc. Trust 3.834%, 01/15/32 (144A) (a)	2,475,000	2,477,056
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (a)	1,519,000	1,403,539
4.144%, 01/05/43 (144A) (a)	260,000	227,652

		34,319,334

Total Mortgage-Backed Securities (Cost $98,174,954)		95,253,084

Municipals—0.8%
Commonwealth of Massachusetts, General Obligation Unlimited 3.000%, 03/01/49	2,895,000	2,967,259
Missouri State Health & Educational Facilities Authority Revenue 3.652%, 08/15/57	790,000	922,894
New York City Transitional Finance Authority, Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,436,150
5.267%, 05/01/27	2,150,000	2,598,167
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	2,303,578
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	4,700,000	4,400,328

Total Municipals (Cost $14,334,237)		14,628,376

Short-Term Investments—18.0%

Commercial Paper—0.3%
Ford Motor Credit Co. 3.181%, 10/14/20 (f)	5,315,000	5,086,713

Mutual Fund—17.5%
State Street Institutional Liquid Reserves Fund, Trust Class, 0.696% (g)	316,317,439	316,064,385

U.S. Treasury—0.2%
U.S. Treasury Bills
0.173%, 09/10/20 (f) (h)	1,392,000	1,391,145
0.270%, 09/10/20 (f) (h)	1,980,000	1,978,784

		3,369,929

Total Short-Term Investments (Cost $324,966,761)		324,521,027

Securities Lending Reinvestments (i)—7.4%

Certificates of Deposit—6.7%
Banco del Estado de Chile 0.160%, SOFR + 0.150%, 08/28/20 (a)	5,000,000	4,964,745
Bank of Montreal (Chicago)
0.260%, SOFR + 0.250%, 07/10/20 (a)	1,000,000	998,570
0.420%, SOFR + 0.410%, 10/02/20 (a)	1,000,000	997,480
Bank of Nova Scotia
0.875%, 1M LIBOR + 0.170%, 05/15/20 (a)	5,000,000	4,988,510
1.225%, 1M LIBOR + 0.220%, 01/08/21 (a)	4,000,000	3,990,800
BNP Paribas S.A. New York
0.845%, 1M LIBOR + 0.120%, 02/11/21 (a)	1,000,000	993,270
0.921%, 1M LIBOR + 0.110%, 02/12/21 (a)	1,000,000	984,946
1.345%, 1M LIBOR + 0.340%, 10/09/20 (a)	7,000,000	6,945,981
Canadian Imperial Bank of Commerce 0.350%, FEDEFF PRV + 0.260%, 06/10/20 (a)	5,997,544	5,986,320
China Construction Bank Corp.
1.930%, 05/11/20	4,000,000	4,001,800
2.250%, 04/03/20	3,000,186	3,000,450
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (a)	5,000,000	4,995,950
Credit Agricole S.A.
0.320%, FEDEFF PRV + 0.230%, 01/29/21 (a)	6,000,000	5,935,128
0.510%, FEDEFF PRV + 0.420%, 07/20/20 (a)	1,000,000	996,744
1.500%, 06/12/20	2,000,000	2,002,000
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (a)	5,000,000	4,943,780
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (a)	3,000,000	2,983,710
Goldman Sachs Bank USA
0.210%, SOFR + 0.200%, 02/22/21 (a)	3,500,000	3,475,640
0.220%, SOFR + 0.210%, 02/22/21 (a)	3,500,000	3,475,955
Mitsubishi UFJ Trust and Banking Corp. 1.580%, 06/26/20	3,000,000	3,002,670
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (a)	3,000,000	2,998,950
Rabobank International London 1.115%, 1M LIBOR + 0.190%, 04/24/20 (a)	5,000,000	4,994,550
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (a)	5,000,000	4,974,630
Standard Chartered Bank
0.240%, FEDEFF PRV + 0.150%, 08/26/20 (a)	4,000,000	3,979,320

BHFTI-365

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered Bank
0.250%, FEDEFF PRV + 0.160%, 08/07/20 (a)	3,000,000	$2,986,620
Sumitomo Mitsui Banking Corp.
1.061%, 1M LIBOR + 0.120%, 07/28/20 (a)	5,000,000	4,996,200
1.735%, 1M LIBOR + 0.220%, 08/03/20 (a)	2,000,265	1,999,280
1.950%, 04/22/20	2,000,000	2,001,300
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/18/20	991,479	995,190
Svenska Handelsbanken AB
1.557%, 1M LIBOR + 0.180%, 06/05/20 (a)	3,000,000	3,000,510
1.573%, 3M LIBOR + 0.110%, 12/03/20 (a)	5,000,000	4,975,400
Toronto-Dominion Bank
0.440%, FEDEFF PRV + 0.350%, 07/31/20 (a)	5,500,000	5,478,440
1.777%, 3M LIBOR + 0.070%, 02/16/21 (a)	3,000,000	3,000,000
Wells Fargo Bank N.A. 0.440%, FEDEFF PRV + 0.350%, 08/20/20 (a)	5,000,000	5,000,000

		121,044,839

Commercial Paper—0.5%
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (a)	5,000,000	4,993,235
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (a)	5,000,000	5,000,300

		9,993,535

Repurchase Agreement—0.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $3,614,335; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $3,686,623.	3,614,335	3,614,335

Total Securities Lending Reinvestments (Cost $135,106,174)		134,652,709

Total Investments—126.3% (Cost $2,251,858,561)		2,280,791,622
Other assets and liabilities (net)—(26.3)%		(475,648,593)

Net Assets—100.0%		$1,805,143,029

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $131,468,250 and the collateral received consisted of cash in the amount of $135,103,809 and non-cash collateral with a value of $623,793. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents current yield to maturity.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2020, the market value of securities pledged was $3,369,929.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $236,461,670, which is 13.1% of net assets.

BHFTI-366

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
U.S. Treasury Note 2 Year Futures	06/30/20	485	USD	106,885,664	$1,858,838
U.S. Treasury Note 5 Year Futures	06/30/20	568	USD	71,204,125	1,795,196
U.S. Treasury Note Ultra 10 Year Futures	06/19/20	179	USD	27,929,594	220,851
U.S. Treasury Ultra Long Bond Futures	06/19/20	114	USD	25,293,750	1,913,639

Net Unrealized Appreciation					$5,788,524

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	1.573%	Semi-Annually	01/21/23	USD	41,355,000	$1,000,953	$—	$1,000,953
Pay	3M LIBOR	Quarterly	1.580%	Semi-Annually	01/21/23	USD	103,000,000	2,506,920	19,453	2,487,467
Receive	3M LIBOR	Semi-Annually	1.667%	Quarterly	01/21/26	USD	16,825,000	(943,585)	—	(943,585)
Receive	3M LIBOR	Semi-Annually	1.675%	Quarterly	01/21/26	USD	41,900,000	(2,366,494)	(13,474)	(2,353,020)

Totals								$197,794	$5,979	$191,815

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-367

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,074,666,612	$—	$1,074,666,612
Total Corporate Bonds & Notes*	—	471,751,006	—	471,751,006
Total Asset-Backed Securities*	—	165,318,808	—	165,318,808
Total Mortgage-Backed Securities*	—	95,253,084	—	95,253,084
Total Municipals*	—	14,628,376	—	14,628,376
Short-Term Investments
Commercial Paper	—	5,086,713	—	5,086,713
Mutual Fund	316,064,385	—	—	316,064,385
U.S. Treasury	—	3,369,929	—	3,369,929
Total Short-Term Investments	316,064,385	8,456,642	—	324,521,027
Total Securities Lending Reinvestments*	—	134,652,709	—	134,652,709
Total Investments	$316,064,385	$1,964,727,237	$—	$2,280,791,622

Collateral for Securities Loaned (Liability)	$—	$(135,103,809)	$—	$(135,103,809)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,788,524	$—	$—	$5,788,524
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,488,420	$—	$3,488,420
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(3,296,605)	—	(3,296,605)
Total Centrally Cleared Swap Contracts	$—	$191,815	$—	$191,815

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-368

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Textron, Inc.	415,500	$11,081,385

Airlines—0.8%
Alaska Air Group, Inc.	203,125	5,782,969

Auto Components—1.6%
BorgWarner, Inc. (a)	436,700	10,642,379

Banks—4.0%
Prosperity Bancshares, Inc. (a)	230,000	11,097,500
TCF Financial Corp. (a)	298,800	6,770,808
Zions Bancorp N.A. (a)	348,300	9,320,508

		27,188,816

Building Products—1.2%
Owens Corning	217,900	8,456,699

Capital Markets—1.4%
E*Trade Financial Corp.	268,900	9,228,648

Chemicals—2.8%
Eastman Chemical Co.	228,800	10,657,504
Westlake Chemical Corp. (a)	223,100	8,515,727

		19,173,231

Commercial Services & Supplies—1.0%
Republic Services, Inc.	90,400	6,785,424

Communications Equipment—1.4%
Motorola Solutions, Inc.	73,400	9,756,328

Containers & Packaging—4.3%
AptarGroup, Inc. (a)	91,300	9,088,002
Avery Dennison Corp.	125,300	12,764,311
Packaging Corp. of America	87,400	7,588,942

		29,441,255

Electric Utilities—3.1%
Alliant Energy Corp.	224,800	10,855,592
Xcel Energy, Inc.	166,595	10,045,679

		20,901,271

Electrical Equipment—1.1%
Hubbell, Inc.	65,300	7,492,522

Electronic Equipment, Instruments & Components—3.6%
Amphenol Corp. - Class A	34,600	2,521,648
Coherent, Inc. (a) (b)	86,450	9,199,144
Flex, Ltd. (a) (b)	1,239,600	10,381,650
Zebra Technologies Corp. - Class A (b)	13,900	2,552,040

		24,654,482

Entertainment—0.5%
Cinemark Holdings, Inc. (a)	315,501	3,214,955

Equity Real Estate Investment Trusts—7.6%
Healthcare Trust of America, Inc. - Class A	404,000	9,809,120
Highwoods Properties, Inc.	354,000	12,538,680
Lamar Advertising Co. - Class A (a)	211,200	10,830,336
National Retail Properties, Inc. (a)	236,600	7,616,154
Public Storage (a)	56,400	11,201,604

		51,995,894

Food & Staples Retailing—3.5%
Kroger Co. (The)	469,800	14,150,376
Sysco Corp.	214,200	9,773,946

		23,924,322

Food Products—4.1%
Archer-Daniels-Midland Co.	558,732	19,656,192
Hormel Foods Corp. (a)	172,100	8,026,744

		27,682,936

Health Care Equipment & Supplies—1.4%
Hill-Rom Holdings, Inc.	94,500	9,506,700

Health Care Providers & Services—5.2%
AmerisourceBergen Corp.	110,425	9,772,612
Molina Healthcare, Inc. (a) (b)	70,805	9,892,167
Quest Diagnostics, Inc. (a)	200,700	16,116,210

		35,780,989

Hotels, Restaurants & Leisure—4.4%
Darden Restaurants, Inc.	195,300	10,636,038
Las Vegas Sands Corp.	64,700	2,747,809
Marriott International, Inc. - Class A (a)	96,000	7,181,760
Yum! Brands, Inc.	135,800	9,306,374

		29,871,981

Household Durables—0.9%
Mohawk Industries, Inc. (b)	76,700	5,847,608

Household Products—2.2%
Clorox Co. (The) (a)	50,300	8,714,475
Kimberly-Clark Corp.	52,000	6,649,240

		15,363,715

Insurance—11.8%
Aflac, Inc.	254,800	8,724,352
Alleghany Corp.	29,450	16,266,708
Allstate Corp. (The)	134,500	12,337,685
American Financial Group, Inc.	166,600	11,675,328
Arthur J. Gallagher & Co.	82,100	6,691,971
Everest Re Group, Ltd.	55,934	10,762,820
Old Republic International Corp.	456,700	6,964,675
W.R. Berkley Corp.	136,669	7,130,022

		80,553,561

IT Services—5.1%
DXC Technology Co. (a)	236,500	3,086,325

BHFTI-369

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Genpact, Ltd.	302,300	$8,827,160
Leidos Holdings, Inc.	124,000	11,364,600
MAXIMUS, Inc.	200,100	11,645,820

		34,923,905

Life Sciences Tools & Services—1.3%
QIAGEN NV (a) (b)	211,100	8,781,760

Machinery—3.6%
AGCO Corp.	226,900	10,721,025
Parker-Hannifin Corp.	70,300	9,120,019
Xylem, Inc.	70,765	4,608,924

		24,449,968

Media—1.8%
Interpublic Group of Cos., Inc. (The) (a)	532,100	8,614,699
ViacomCBS, Inc. - Class B (a)	243,400	3,410,034

		12,024,733

Metals & Mining—3.1%
Reliance Steel & Aluminum Co.	138,600	12,139,974
Steel Dynamics, Inc.	395,100	8,905,554

		21,045,528

Multi-Utilities—0.8%
DTE Energy Co. (a)	55,332	5,254,880

Oil, Gas & Consumable Fuels—2.8%
Cimarex Energy Co.	276,100	4,646,763
Devon Energy Corp.	546,000	3,772,860
Parsley Energy, Inc. - Class A	583,600	3,344,028
Valero Energy Corp.	157,100	7,126,056

		18,889,707

Professional Services—1.2%
ManpowerGroup, Inc.	160,000	8,478,400

Road & Rail—3.7%
J.B. Hunt Transport Services, Inc.	115,700	10,671,011
Landstar System, Inc. (a)	149,750	14,355,035

		25,026,046

Semiconductors & Semiconductor Equipment—2.2%
KLA Corp.	41,100	5,907,714
Skyworks Solutions, Inc.	101,100	9,036,318

		14,944,032

Software—1.8%
Nuance Communications, Inc. (b)	743,000	12,467,540

Technology Hardware, Storage & Peripherals—1.1%
Hewlett Packard Enterprise Co.	750,000	7,282,500

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc. (a)	86,700	5,698,791

Total Common Stocks (Cost $899,061,586)		673,595,860

Short-Term Investment—1.7%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $11,784,047; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/22, with a market value of $12,021,112.	11,784,047	11,784,047

Total Short-Term Investments (Cost $11,784,047)		11,784,047

Securities Lending Reinvestments (c)—17.3%

Certificates of Deposit—10.2%
Bank of Montreal (Chicago) 0.260%, SOFR + 0.250%, 07/10/20 (d)	2,000,000	1,997,140
0.420%, SOFR + 0.410%, 10/02/20 (d)	1,000,000	997,480
0.470%, FEDEFF PRV + 0.380%, 09/09/20 (d)	3,000,000	2,985,990
Bank of Nova Scotia 0.460%, FEDEFF PRV + 0.370%, 09/08/20 (d)	2,000,000	1,990,500
0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,988,510
BNP Paribas S.A. New York 0.845%, 1M LIBOR + 0.120%, 02/11/21 (d)	1,000,000	993,270
0.921%, 1M LIBOR + 0.110%, 02/12/21 (d)	1,000,000	984,946
Canadian Imperial Bank of Commerce 0.350%, FEDEFF PRV + 0.260%, 06/10/20 (d)	1,999,181	1,995,440
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	3,000,000	2,997,570
Cooperative Rabobank UA 1.745%, 3M LIBOR + 0.050%, 02/22/21 (d)	1,000,000	1,000,000
Credit Agricole S.A. 0.510%, FEDEFF PRV + 0.420%, 07/20/20 (d)	1,000,000	996,744
Credit Industriel et Commercial Zero Coupon, 05/07/20	2,971,309	2,997,090
Credit Suisse AG 0.470%, SOFR + 0.460%, 11/03/20 (d)	3,000,000	2,983,710
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	3,000,000	2,979,120
0.220%, SOFR + 0.210%, 02/22/21 (d)	3,000,000	2,979,390
Industrial & Commercial Bank of China Corp. 1.910%, 04/21/20	1,000,000	1,000,430
KBC Bank NV 1.800%, 04/14/20	1,000,000	1,000,340
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/09/20	997,375	997,880
1.580%, 06/26/20	1,000,000	1,000,890

BHFTI-370

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
National Australia Bank, Ltd. 1.195%, 1M LIBOR + 0.190%, 04/08/20 (d)	2,000,000	$1,999,300
Natixis S.A. (New York) 0.410%, FEDEFF PRV + 0.320%, 04/09/20 (d)	1,000,050	999,840
NatWest Bank plc 1.860%, 04/14/20	3,000,000	3,000,810
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300
Rabobank International London 1.115%, 1M LIBOR + 0.190%, 04/24/20 (d)	3,000,000	2,996,730
Royal Bank of Canada New York 0.250%, SOFR + 0.240%, 07/08/20 (d)	3,000,000	2,990,790
0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	3,000,000	2,966,190
0.300%, SOFR + 0.290%, 07/16/20 (d)	2,000,000	1,993,660
Skandinaviska Enskilda Banken AB 2.059%, 3M LIBOR + 0.150%, 10/02/20 (d)	2,005,230	1,994,520
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (d)	3,000,000	2,984,778
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	3,000,404	2,998,920
Svenska Handelsbanken AB 1.144%, 1M LIBOR + 0.220%, 07/22/20 (d)	4,000,000	3,998,960
Toronto-Dominion Bank 1.777%, 3M LIBOR + 0.070%, 02/16/21 (d)	1,000,000	1,000,000

		69,791,388

Commercial Paper—2.2%
Banco Santander S.A. (Chile) 1.300%, 05/28/20	996,931	997,460
Bank of China, Ltd. 1.830%, 05/21/20	2,986,275	2,992,440
Starbird Funding, Corp. 1.616%, 1M LIBOR + 0.260%, 05/04/20 (d)	3,000,000	2,995,941
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	4,000,000	4,000,240
Westpac Banking Corp. 1.091%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,878	4,000,560

		14,986,641

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $4,111,544; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $4,193,775.	4,111,544	4,111,544
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $3,001,254; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000

		7,111,544

Time Deposit—0.3%
ABN AMRO Bank NV 0.080%, 04/01/20	2,000,000	2,000,000

Mutual Funds—3.5%
BlackRock Liquidity Funds, Institutional Shares 0.340% (e)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.250% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (e)	2,000,000	2,000,000

		24,000,000

Total Securities Lending Reinvestments (Cost $118,091,419)		117,889,573

Total Investments—117.8% (Cost $1,028,937,052)		803,269,480
Other assets and liabilities (net)—(17.8)%		(121,326,653)

Net Assets—100.0%		$681,942,827

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $114,969,395 and the collateral received consisted of cash in the amount of $118,068,388. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Therate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-371

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$673,595,860	$—	$—	$673,595,860
Total Short-Term Investment*	—	11,784,047	—	11,784,047
Securities Lending Reinvestments
Certificates of Deposit	—	69,791,388	—	69,791,388
Commercial Paper	—	14,986,641	—	14,986,641
Repurchase Agreements	—	7,111,544	—	7,111,544
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	24,000,000	—	—	24,000,000
Total Securities Lending Reinvestments	24,000,000	93,889,573	—	117,889,573
Total Investments	$697,595,860	$105,673,620	$—	$803,269,480

Collateral for Securities Loaned (Liability)	$—	$(118,068,388)	$—	$(118,068,388)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-372

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Auto Components—1.7%
Aptiv plc	68,175	$3,356,937
Lear Corp.	31,231	2,537,519

		5,894,456

Banks—4.7%
Fifth Third Bancorp	308,430	4,580,185
PacWest Bancorp (a)	173,517	3,109,425
Regions Financial Corp.	585,996	5,256,384
Zions Bancorp N.A.	124,074	3,320,220

		16,266,214

Beverages—1.9%
Molson Coors Beverage Co. - Class B	172,106	6,713,855

Building Products—1.7%
Masco Corp.	174,739	6,040,727

Capital Markets—0.7%
Cboe Global Markets, Inc.	27,715	2,473,564

Chemicals—2.3%
Celanese Corp.	20,805	1,526,879
PPG Industries, Inc.	75,536	6,314,810

		7,841,689

Commercial Services & Supplies—2.4%
Republic Services, Inc.	112,443	8,439,972

Communications Equipment—1.3%
Juniper Networks, Inc.	234,534	4,488,981

Construction & Engineering—2.2%
Jacobs Engineering Group, Inc.	94,886	7,521,613

Containers & Packaging—2.4%
AptarGroup, Inc.	31,433	3,128,841
International Paper Co.	545	16,966
Packaging Corp. of America (a)	59,234	5,143,288

		8,289,095

Electric Utilities—4.4%
American Electric Power Co., Inc.	92,834	7,424,863
FirstEnergy Corp.	195,945	7,851,516

		15,276,379

Electronic Equipment, Instruments & Components—0.8%
FLIR Systems, Inc. (a)	89,334	2,848,861

Energy Equipment & Services—1.1%
Baker Hughes Co.	170,391	1,789,105
National Oilwell Varco, Inc. (a)	214,483	2,108,368

		3,897,473

Equity Real Estate Investment Trusts—5.7%
American Campus Communities, Inc.	168,669	4,680,565
Invitation Homes, Inc.	341,364	7,294,949
Mid-America Apartment Communities, Inc.	54,240	5,588,347
Park Hotels & Resorts, Inc. (a)	118,194	934,915
VEREIT, Inc.	305,642	1,494,589

		19,993,365

Health Care Equipment & Supplies—7.5%
Alcon, Inc. (a) (b)	221,503	11,256,783
Varian Medical Systems, Inc. (b)	85,905	8,819,007
Zimmer Biomet Holdings, Inc.	59,110	5,974,839

		26,050,629

Health Care Providers & Services—4.0%
Humana, Inc.	27,127	8,518,421
Universal Health Services, Inc. - Class B (a)	56,268	5,575,033

		14,093,454

Hotels, Restaurants & Leisure—3.8%
Norwegian Cruise Line Holdings, Ltd. (a) (b)	106,260	1,164,609
Vail Resorts, Inc. (a)	28,977	4,280,193
Yum China Holdings, Inc.	178,519	7,610,265

		13,055,067

Household Durables—2.1%
D.R. Horton, Inc. (a)	95,211	3,237,174
Mohawk Industries, Inc. (b)	55,389	4,222,857

		7,460,031

Household Products—3.0%
Reynolds Consumer Products, Inc. (a)	356,113	10,387,816

Industrial Conglomerates—2.1%
Carlisle Cos., Inc.	58,893	7,378,115

Insurance—11.0%
Allstate Corp. (The)	80,849	7,416,279
Arch Capital Group, Ltd. (b)	255,430	7,269,538
Brown & Brown, Inc.	281,678	10,202,377
Fidelity National Financial, Inc.	164,125	4,083,430
Loews Corp. (a)	180,393	6,283,088
Willis Towers Watson plc	17,729	3,011,271

		38,265,983

IT Services—4.3%
Amdocs, Ltd.	193,604	10,642,412
Euronet Worldwide, Inc. (b)	49,079	4,207,052

		14,849,464

Life Sciences Tools & Services—1.2%
Charles River Laboratories International, Inc. (b)	33,526	4,231,316

BHFTI-373

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—3.7%
Cummins, Inc.	35,499	$4,803,725
Stanley Black & Decker, Inc.	81,305	8,130,500

		12,934,225

Media—2.0%
Discovery, Inc. - Class C (b)	397,062	6,964,467

Metals & Mining—1.2%
Barrick Gold Corp.	218,205	3,997,516

Mortgage Real Estate Investment Trusts—1.3%
Annaly Capital Management, Inc. (a)	888,022	4,502,272

Oil, Gas & Consumable Fuels—2.0%
Cimarex Energy Co. (a)	60,851	1,024,122
Devon Energy Corp.	110,148	761,123
Hess Corp.	67,413	2,244,853
Valero Energy Corp.	44,118	2,001,192
WPX Energy, Inc. (a) (b)	281,182	857,605

		6,888,895

Real Estate Management & Development—2.3%
CBRE Group, Inc. - Class A (b)	211,730	7,984,338

Road & Rail—2.5%
Kansas City Southern	68,655	8,731,543

Semiconductors & Semiconductor Equipment—1.5%
Analog Devices, Inc.	59,329	5,318,845

Software—0.4%
Synopsys, Inc. (b)	10,145	1,306,575

Technology Hardware, Storage & Peripherals—1.3%
NCR Corp. (a) (b)	262,459	4,645,524

Textiles, Apparel & Luxury Goods—0.5%
PVH Corp.	47,762	1,797,762

Trading Companies & Distributors—2.8%
AerCap Holdings NV (b)	209,896	4,783,530
United Rentals, Inc. (b)	48,850	5,026,665

		9,810,195

Water Utilities—2.3%
American Water Works Co., Inc.	65,840	7,871,830

Total Common Stocks (Cost $421,199,530)		334,512,106

Short-Term Investment—2.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $8,519,920; collateralized by U.S. Treasury Note at 1.750%, maturing 07/15/22, with a market value of $8,695,185.	8,519,920	$8,519,920

Total Short-Term Investments (Cost $8,519,920)		8,519,920

Securities Lending Reinvestments (c)—9.3%

Certificates of Deposit—7.3%
Banco del Estado de Chile 1.316%, 1M LIBOR + 0.300%, 07/06/20 (d)	1,000,000	995,927
Bank of Montreal 0.990%, 06/08/20	1,000,000	999,540
Bank of Nova Scotia 0.875%, 1M LIBOR + 0.170%, 05/15/20 (d)	1,000,000	997,702
1.820%, 10/06/20	1,003,897	1,002,630
Barclays Bank plc 1.730%, 05/08/20	1,000,000	1,000,600
Canadian Imperial Bank of Commerce 0.220%, SOFR + 0.210%, 06/12/20 (d)	1,000,128	998,929
0.440%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	1,990,316
China Construction Bank Corp. 2.250%, 04/03/20	1,000,186	1,000,150
Commonwealth Bank of Australia 0.975%, 1M LIBOR + 0.175%, 04/16/20 (d)	2,000,000	1,998,380
Credit Agricole S.A. 1.790%, 05/04/20	2,000,000	2,001,480
Goldman Sachs Bank USA 0.210%, SOFR + 0.200%, 02/22/21 (d)	1,000,000	993,040
0.220%, SOFR + 0.210%, 02/22/21 (d)	1,000,000	993,130
KBC Bank NV 1.800%, 04/14/20	2,003,646	2,000,680
NatWest Bank plc 1.860%, 04/14/20	1,000,000	1,000,270
Norinchukin Bank 1.850%, 04/07/20	1,000,025	1,000,300
Rabobank International London 1.115%, 1M LIBOR + 0.190%, 04/24/20 (d)	2,000,000	1,997,820
Societe Generale 0.540%, FEDEFF PRV + 0.450%, 08/14/20 (d)	1,000,000	994,926
Standard Chartered Bank 0.250%, FEDEFF PRV + 0.160%, 08/07/20 (d)	1,000,000	995,540
Sumitomo Mitsui Banking Corp. 1.735%, 1M LIBOR + 0.220%, 08/03/20 (d)	2,000,272	1,999,280
1.739%, 05/26/20	500,347	499,675

		25,460,315

Commercial Paper—0.3%
UBS AG 1.281%, 1M LIBOR + 0.340%, 07/28/20 (d)	1,000,000	1,000,060

BHFTI-374

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $1,262,950; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,288,209.	1,262,950	$1,262,950
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/20 at 0.430%, due on 05/05/20 with a maturity value of $1,000,418; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $66,841; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $68,178.	66,841	66,841
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $100,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $102,00	100,000	100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $1,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $1,097,292.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $500,008; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $555,518.	500,000	500,000

		3,929,791

Time Deposit—0.3%
ABN AMRO Bank NV 0.080%, 04/01/20	1,000,000	1,000,000

Mutual Fund—0.3%
Goldman Sachs Financial Square Government Fund, Institutional Class 0.320% (e)	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $32,430,430)		32,390,166

Total Investments—107.8% (Cost $462,149,880)		375,422,192
Other assets and liabilities (net)—(7.8)%		(27,203,314)

Net Assets—100.0%		$348,218,878

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $30,878,577 and the collateral received consisted of cash in the amount of $32,604,837. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-375

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$334,512,106	$—	$—	$334,512,106
Total Short-Term Investment*	—	8,519,920	—	8,519,920
Securities Lending Reinvestments
Certificates of Deposit	—	25,460,315	—	25,460,315
Commercial Paper	—	1,000,060	—	1,000,060
Repurchase Agreements	—	3,929,791	—	3,929,791
Time Deposit	—	1,000,000	—	1,000,000
Mutual Fund	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	31,390,166	—	32,390,166
Total Investments	$335,512,106	$39,910,086	$—	$375,422,192

Collateral for Securities Loaned (Liability)	$—	$(32,604,837)	$—	$(32,604,837)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-376

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—85.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—41.7%
Fannie Mae 15 Yr. Pool
3.000%, 05/01/27	33,395	$35,050
3.000%, 06/01/32	156,036	163,796
3.000%, 10/01/32	16,639	17,522
3.000%, 02/01/33	5,622,260	5,906,399
3.000%, 03/01/33	877,364	920,940
3.000%, 04/01/33	708,324	743,390
3.000%, 05/01/33	354,741	372,498
3.000%, 06/01/33	135,075	141,298
3.000%, 07/01/33	1,137,643	1,190,289
3.000%, 08/01/33	3,448,487	3,608,610
3.000%, 10/01/33	762,319	797,817
3.000%, 11/01/33	531,644	556,447
3.000%, 12/01/33	269,443	281,980
3.000%, 01/01/34	488,455	510,967
3.000%, 02/01/34	465,846	487,298
3.000%, 03/01/34	1,213,541	1,268,860
3.000%, 05/01/34	643,349	672,693
4.500%, 12/01/23	4,437	4,633
4.500%, 11/01/25	430,651	455,316
5.000%, 03/01/23	3,986	4,191
Fannie Mae 20 Yr. Pool
3.500%, 07/01/32	2,550,757	2,743,559
3.500%, 01/01/34	1,642,551	1,767,270
4.000%, 11/01/31	991,320	1,082,455
4.000%, 08/01/32	789,859	861,956
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	1,984,571	2,098,408
3.000%, 10/01/42	1,664,741	1,760,235
3.000%, 11/01/42	2,888,528	3,054,230
3.000%, 08/01/46	1,966,602	2,074,222
3.000%, 09/01/46	901,253	952,780
3.000%, 10/01/46	364,033	384,163
3.000%, 11/01/46	465,374	490,870
3.000%, 07/01/49	549,752	577,548
3.000%, 08/01/49	1,634,592	1,714,628
3.000%, 09/01/49	6,392,752	6,722,395
3.000%, 10/01/49	1,171,208	1,230,534
3.000%, 11/01/49	785,331	823,439
3.000%, 03/01/50	1,300,000	1,363,553
3.000%, 03/01/50 (a)(i)	800,000	841,389
3.500%, 11/01/42	2,964,189	3,183,468
3.500%, 04/01/46	2,987,877	3,185,835
3.500%, 07/01/47	2,432,837	2,593,166
3.500%, 12/01/47	6,844,585	7,304,710
3.500%, 03/01/50	100,000	105,811
4.000%, 10/01/39	100,383	108,577
4.000%, 11/01/40	4,239,758	4,587,875
4.000%, 01/01/42	290,560	314,477
4.000%, 04/01/42	397,436	430,407
4.000%, 09/01/42	2,100,559	2,273,475
4.000%, 10/01/42	462,978	499,135
4.000%, 11/01/42	182,575	195,319
4.000%, 04/01/43	239,058	257,765
4.000%, 06/01/43	183,269	195,850
4.000%, 08/01/43	387,813	419,789
4.000%, 09/01/43	1,571,296	1,700,277

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 10/01/43	292,359	318,174
4.000%, 02/01/44	101,566	109,920
4.000%, 04/01/44	154,693	167,396
4.000%, 02/01/45	189,971	205,596
4.000%, 06/01/45	72,258	78,111
4.000%, 12/01/45	906,224	980,655
4.000%, 03/01/46	207,617	224,173
4.000%, 05/01/46	71,275	76,343
4.000%, 09/01/47	38,579	41,344
4.000%, 11/01/47	55,103	59,241
4.000%, 03/01/48	397,237	426,330
4.000%, 05/01/48	1,387,640	1,493,435
4.500%, 12/01/40	1,576,206	1,727,322
4.500%, 08/01/41	142,036	155,671
4.500%, 11/01/41	869,940	953,472
4.500%, 12/01/43	225,314	246,264
4.500%, 10/01/44	1,446,870	1,578,412
4.500%, 02/01/45	520,663	568,033
4.500%, 03/01/46	235,823	258,046
4.500%, 10/01/48	638,968	687,908
4.500%, 11/01/48	199,197	214,191
4.500%, 12/01/48	4,873,709	5,282,755
4.500%, 07/01/49	406,166	438,636
4.500%, 01/01/50	861,699	926,223
5.000%, 04/01/41	17,706	19,122
5.000%, 06/01/41	30,983	33,926
5.000%, 08/01/41	60,213	65,646
5.500%, 12/01/39	528,834	598,947
5.500%, 04/01/40	582,140	653,032
5.500%, 06/01/40	64,862	72,852
5.500%, 05/01/41	220,614	249,142
5.500%, 06/01/41	364,483	408,790
5.500%, 07/01/41	421,169	472,947
5.500%, 12/01/41	756,812	850,237
5.500%, 02/01/42	1,608,368	1,809,781
5.500%, 05/01/44	427,096	479,603
6.000%, 01/01/34	68,352	78,683
6.000%, 08/01/34	106,831	122,956
6.000%, 10/01/34	114,050	131,278
6.000%, 11/01/34	83,655	96,298
6.000%, 01/01/35	97,309	111,741
6.000%, 04/01/35	163,584	188,291
6.000%, 06/01/36	266,605	306,941
6.000%, 05/01/37	362,638	417,418
6.000%, 09/01/37	21,462	24,760
6.000%, 10/01/37	294,800	339,907
6.000%, 01/01/38	293,539	339,075
6.000%, 03/01/38	99,217	114,612
6.000%, 07/01/38	59,470	68,697
6.000%, 01/01/40	286,129	330,526
6.000%, 05/01/40	401,014	463,234
6.000%, 07/01/41	366,069	421,519
6.000%, 01/01/42	31,966	36,034
6.500%, 07/01/32	71,857	81,783
6.500%, 12/01/32	21,893	25,675

BHFTI-377

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 07/01/35	25,461	$29,635
6.500%, 12/01/35	226,109	262,091
6.500%, 08/01/36	379,868	438,923
Fannie Mae ARM Pool 3.825%, 12M LIBOR + 1.818%, 02/01/42 (b)	90,919	91,831
3.907%, 12M LIBOR + 1.830%, 10/01/41 (b)	13,351	13,621
4.068%, 12M LIBOR + 1.818%, 09/01/41 (b)	17,260	17,612
4.498%, 12M LIBOR + 1.800%, 07/01/41 (b)	46,143	46,993
4.537%, 12M LIBOR + 1.818%, 07/01/41 (b)	25,818	26,314
4.588%, 12M LIBOR + 1.700%, 06/01/42 (b)	29,957	30,365
Fannie Mae Grantor Trust 2.898%, 06/25/27	10,409,274	10,981,270
Fannie Mae Pool 3.000%, 08/01/27	92,263	96,961
3.000%, 10/01/27	156,331	164,288
3.000%, 11/01/27	54,120	56,873
3.000%, 12/01/27	78,542	82,536
3.000%, 01/01/28	73,689	77,437
3.000%, 02/01/28	69,096	72,612
3.000%, 03/01/28	72,032	75,699
3.000%, 04/01/28	69,031	72,546
3.000%, 05/01/28	77,490	81,435
3.000%, 06/01/28	76,825	80,712
3.000%, 07/01/28	69,726	73,253
3.000%, 08/01/28	79,229	83,242
3.000%, 09/01/28	83,345	87,561
3.000%, 01/01/29	77,500	81,416
3.000%, 03/01/29	77,131	81,029
3.500%, 09/01/32	2,617,802	2,820,829
3.500%, 10/01/56	1,940,804	2,100,977
6.500%, 08/01/39	1,221,177	1,458,387
6.545%, 02/01/39	151,254	168,232
Fannie Mae REMICS (CMO) 1.750%, 06/25/42	209,371	212,474
1.750%, 01/25/43	197,002	199,454
1.867%, 1M LIBOR + 0.920%, 03/25/36 (b)	290,870	294,202
1.877%, 1M LIBOR + 0.930%, 06/25/36 (b)	450,087	455,321
3.000%, 05/25/46	3,687,932	3,984,915
4.250%, 03/25/42	1,711,995	1,863,526
4.500%, 12/25/40	147,038	163,608
4.750%, 01/25/41	362,360	405,036
5.000%, 12/25/23	94,705	99,650
5.000%, 12/25/34	226,286	257,121
5.000%, 03/25/35	188,599	214,452
5.000%, 08/25/39	284,249	322,789
5.000%, 02/25/41	203,625	227,484
5.500%, 07/25/34	7,147	7,157
5.500%, 06/25/35	84,338	90,546
5.500%, 08/25/35	891,591	1,018,863
5.603%, -1 x 1M LIBOR + 6.550%, 06/25/41 (b) (c)	345,929	35,161
6.000%, 06/25/45 (c)	519,985	97,440
Freddie Mac 15 Yr. Gold Pool 3.000%, 06/01/31	551,455	583,001
3.000%, 02/01/32	17,226	18,094
3.000%, 03/01/33	2,897,537	3,042,726

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
3.000%, 09/01/33	407,412	426,498
3.000%, 03/01/34	318,348	333,152
6.000%, 01/01/24	99,547	104,948
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	1,691,309	1,800,884
3.500%, 03/01/32	963,349	1,036,160
3.500%, 06/01/32	2,588,342	2,785,656
3.500%, 07/01/32	904,416	972,756
3.500%, 02/01/34	3,711,544	3,993,762
4.000%, 06/01/33	1,031,791	1,126,302
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	147,467	156,525
3.000%, 01/01/43	173,879	184,001
3.000%, 02/01/43	865,400	916,460
3.000%, 03/01/43	9,005,880	9,524,540
3.000%, 06/01/43	2,916,552	3,084,539
3.000%, 01/01/47	1,054,602	1,111,789
3.000%, 09/01/48	871,481	920,761
3.500%, 04/01/40	279,756	300,371
3.500%, 05/01/40	351,895	377,858
3.500%, 06/01/40	589,399	632,890
3.500%, 07/01/40	127,373	136,043
3.500%, 08/01/40	257,218	276,119
3.500%, 09/01/40	214,980	230,507
3.500%, 10/01/40	170,597	183,045
3.500%, 11/01/40	166,258	178,417
3.500%, 12/01/40	213,272	228,952
3.500%, 04/01/42	584,223	628,929
3.500%, 07/01/42	113,766	122,153
3.500%, 08/01/42	49,188	52,729
3.500%, 09/01/42	307,245	330,043
3.500%, 10/01/42	1,377,535	1,479,817
3.500%, 01/01/43	596,060	640,324
3.500%, 02/01/43	256,262	275,291
3.500%, 04/01/43	4,946,090	5,312,677
3.500%, 05/01/43	397,536	427,061
3.500%, 11/01/44	461,304	492,489
3.500%, 02/01/45	12,817	13,748
3.500%, 06/01/45	15,374	16,428
3.500%, 11/01/45	4,180,212	4,465,589
3.500%, 01/01/46	552,172	588,942
3.500%, 02/01/46	507,046	537,079
3.500%, 05/01/46	1,309,657	1,405,182
3.500%, 06/01/46	427,025	452,856
3.500%, 07/01/46	1,550,991	1,654,121
3.500%, 08/01/46	193,894	205,275
3.500%, 09/01/46	880,904	941,226
3.500%, 01/01/47	2,202,055	2,335,651
3.500%, 02/01/47	2,824,241	2,993,530
3.500%, 07/01/47	1,149,254	1,220,268
3.500%, 11/01/47	189,492	201,401
3.500%, 12/01/47	760,147	806,898
3.500%, 02/01/48	281,095	298,174
3.500%, 03/01/48	1,050,852	1,121,401
3.500%, 04/01/48	936,124	992,995

BHFTI-378

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 01/01/49	3,672,637	$3,890,947
4.000%, 11/01/41	9,718	10,482
4.000%, 09/01/42	3,082,878	3,337,552
4.000%, 10/01/42	57,612	62,083
4.000%, 11/01/42	408,602	442,503
4.000%, 12/01/42	167,336	181,219
4.000%, 01/01/43	23,623	25,306
4.000%, 02/01/43	211,158	228,647
4.000%, 03/01/43	97,974	105,878
4.000%, 04/01/43	28,462	30,818
4.000%, 05/01/43	416,389	450,664
4.000%, 06/01/43	32,095	34,433
4.000%, 07/01/43	347,088	375,301
4.000%, 08/01/43	275,624	298,414
4.000%, 09/01/43	465,931	504,530
4.000%, 10/01/43	421,387	456,022
4.000%, 11/01/43	21,230	22,743
4.000%, 01/01/44	481,282	521,108
4.000%, 02/01/44	57,263	61,682
4.000%, 03/01/44	60,104	65,079
4.000%, 04/01/44	61,072	65,906
4.000%, 07/01/44	702,435	759,412
4.000%, 12/01/44	7,776	8,302
4.000%, 01/01/45	441,316	477,729
4.000%, 02/01/45	494,131	535,409
4.000%, 05/01/45	901,462	974,869
4.000%, 12/01/45	481,711	521,350
4.000%, 07/01/47	3,717,477	3,998,863
4.000%, 11/01/47	848,742	909,775
4.000%, 12/01/47	1,545,171	1,658,809
4.000%, 01/01/48	344,977	369,319
4.000%, 02/01/48	336,744	360,900
4.000%, 04/01/48	119,439	127,704
4.000%, 05/01/48	811,569	873,613
4.500%, 05/01/39	88,635	97,101
4.500%, 07/01/40	1,746,236	1,911,019
4.500%, 09/01/40	789,383	864,531
4.500%, 02/01/41	69,920	76,595
4.500%, 08/01/41	669,909	728,879
4.500%, 09/01/41	87,658	96,094
4.500%, 10/01/41	161,235	176,603
4.500%, 02/01/44	34,192	37,310
4.500%, 10/01/48	157,362	169,299
5.000%, 01/01/35	146,287	162,087
5.000%, 05/01/35	76,487	85,070
5.000%, 07/01/35	976,975	1,083,505
5.000%, 11/01/35	1,000,519	1,112,214
5.000%, 06/01/41	1,641,707	1,844,819
5.000%, 07/01/41	294,012	322,487
5.500%, 03/01/34	1,066,468	1,205,570
5.500%, 07/01/35	731,827	826,294
Freddie Mac 30 Yr. Pool 3.000%, 07/01/49	665,097	699,619
3.000%, 08/01/49	1,022,897	1,073,477
3.000%, 09/01/49	6,939,281	7,307,924

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.000%, 10/01/49	2,345,850	2,465,000
3.000%, 03/01/50	1,299,091	1,364,344
3.500%, 03/01/50	100,000	105,811
Freddie Mac ARM Non-Gold Pool 3.755%, 12M LIBOR + 1.750%, 12/01/40 (b)	605,754	616,054
3.838%, 12M LIBOR + 1.880%, 10/01/41 (b)	206,214	210,601
4.007%, 12M LIBOR + 1.750%, 09/01/41 (b)	233,509	237,316
4.130%, 12M LIBOR + 1.880%, 09/01/41 (b)	19,332	19,509
4.294%, 12M LIBOR + 1.872%, 10/01/42 (b)	109,725	112,092
4.660%, 12M LIBOR + 1.910%, 06/01/41 (b)	21,544	21,764
4.734%, 12M LIBOR + 1.910%, 06/01/41 (b)	41,166	42,071
4.785%, 12M LIBOR + 1.910%, 05/01/41 (b)	27,156	27,711
4.813%, 12M LIBOR + 1.910%, 05/01/41 (b)	36,919	37,646
4.817%, 12M LIBOR + 1.880%, 04/01/41 (b)	11,807	11,981
Freddie Mac Multifamily Structured Pass-Through Certificates 2.750%, 11/25/22	4,900,000	5,082,652
3.750%, 11/25/29	188,536	211,578
3.750%, 11/25/32	1,000,000	1,160,161
3.974%, 01/25/21 (b)	17,750,000	18,047,256
3.990%, 05/25/33 (b)	3,650,000	4,309,451
4.084%, 11/25/20 (b)	921,490	933,985
Freddie Mac REMICS (CMO)
1.105%, 1M LIBOR + 0.400%, 03/15/34 (b)	277,274	274,386
1.605%, 1M LIBOR + 0.900%, 02/15/33 (b)	159,530	161,708
1.750%, 06/15/42	157,089	159,136
3.500%, 11/15/31	1,595,322	1,723,825
4.000%, 01/15/41	11,053,805	12,247,319
4.250%, 03/15/40	1,576,366	1,624,832
4.500%, 12/15/26	1,342,701	1,420,447
4.500%, 02/15/41	26,656	29,180
5.000%, 10/15/34	279,218	317,429
5.000%, 12/15/37	87,646	98,309
5.000%, 03/15/41	500,000	575,495
5.000%, 04/15/41	815,717	982,247
5.000%, 05/15/41	915,230	1,098,786
5.500%, 05/15/34	1,535,926	1,772,304
5.500%, 11/15/36	570,540	653,604
5.500%, 06/15/41	3,493,781	3,992,870
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	479,309	509,094
3.000%, 04/15/43	154,346	163,779
3.000%, 05/15/43	154,462	163,688
3.000%, 01/15/45	75,021	79,542
3.000%, 02/15/45	103,687	109,842
3.000%, 03/15/45	662,241	701,706
3.000%, 05/15/45	39,280	41,613
3.000%, 06/15/45	68,832	72,852
3.000%, 07/15/45	346,592	366,872
3.500%, 11/15/41	232,548	254,352
3.500%, 02/15/42	201,814	220,740
3.500%, 03/15/42	228,468	249,032
3.500%, 05/15/42	654,885	709,155
3.500%, 06/15/42	470,880	507,035
4.000%, 09/15/40	1,311,942	1,444,675
4.000%, 10/15/40	95,110	102,994

BHFTI-379

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 03/15/41	500,268	$545,356
4.000%, 06/15/41	20,346	21,857
4.000%, 09/15/41	151,120	164,256
4.000%, 10/15/41	626,062	685,345
4.000%, 11/15/41	173,075	187,782
4.000%, 12/15/41	522,414	571,853
4.000%, 01/15/42	26,167	28,277
4.000%, 02/15/42	30,578	33,256
4.000%, 03/15/42	131,173	142,801
4.000%, 11/15/42	19,188	20,569
4.000%, 01/15/43	48,399	52,875
4.500%, 08/15/39	1,379,656	1,543,987
4.500%, 06/15/40	408,560	452,398
4.500%, 07/15/40	92,837	102,738
4.500%, 03/15/41	496,137	549,080
4.500%, 04/15/41	43,156	47,758
5.000%, 03/15/39	54,522	60,739
5.000%, 07/15/39	95,741	106,621
5.000%, 08/15/39	97,386	108,504
5.000%, 09/15/39	68,191	75,972
5.000%, 04/15/40	34,818	38,292
5.000%, 08/15/40	134,666	149,927
5.000%, 04/15/41	110,361	122,637
5.000%, 09/15/41	68,390	76,203
5.500%, 10/15/39	15,320	17,404
6.000%, 06/15/36	687,433	792,265
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	935,917	1,000,412
3.000%, 03/20/43	861,370	925,518
3.000%, 11/20/46	14,538,667	15,547,058
3.000%, 01/20/48	2,448,801	2,611,165
3.500%, 12/20/42	362,257	387,303
3.500%, 07/20/45	4,348,082	4,621,550
3.500%, 12/20/45	7,067,754	7,512,500
3.500%, 05/20/46	1,796,860	1,930,981
3.500%, 06/20/46	5,048,045	5,405,791
3.500%, 11/20/47	499,012	529,996
3.500%, 10/20/48	1,977,793	2,088,451
4.000%, 09/20/39	134,784	147,035
4.000%, 10/20/40	17,496	19,074
4.000%, 11/20/40	1,204,420	1,313,061
4.000%, 10/20/41	1,489,438	1,623,822
4.000%, 11/20/41	559,370	609,909
4.000%, 04/20/42	727,096	792,635
4.000%, 06/20/42	54,235	59,099
4.000%, 10/20/44	1,404,966	1,531,425
4.000%, 11/20/44	1,434,285	1,563,272
4.000%, 12/20/44	78,884	85,982
4.500%, 02/20/40	126,604	139,469
4.500%, 09/20/40	13,823	15,230
4.500%, 08/20/48	2,339,654	2,482,639
4.500%, 09/20/48	1,640,159	1,751,215
4.500%, 10/20/48	1,214,447	1,297,188
4.500%, TBA (d)	2,000,000	2,123,203

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II Pool 4.630%, 12/20/61 (b)	99,272	102,459
5.084%, 01/20/62 (b)	30,643	30,686
5.470%, 08/20/59 (b)	1,836	1,929
Government National Mortgage Association (CMO) 1.023%, 1M LIBOR + 0.250%, 10/20/47 (b)	1,049,512	1,029,757
1.073%, 1M LIBOR + 0.300%, 05/20/48 (b)	1,278,938	1,259,430
1.073%, 1M LIBOR + 0.300%, 06/20/48 (b)	1,494,580	1,471,074
1.235%, 1M LIBOR + 0.530%, 12/16/39 (b)	115,565	114,050
1.253%, 1M LIBOR + 0.480%, 01/20/38 (b)	31,831	31,637
1.273%, 1M LIBOR + 0.500%, 07/20/37 (b)	124,413	123,841
1.305%, 1M LIBOR + 0.600%, 11/16/39 (b)	158,007	157,710
1.650%, 01/20/63	169,259	168,973
1.750%, 03/20/63	1,880,203	1,876,303
1.850%, 1Y H15 + 0.350%, 08/20/66 (b)	4,348,198	4,308,274
1.943%, 1M LIBOR + 0.330%, 07/20/60 (b)	192,052	188,557
1.962%, 1M LIBOR + 0.300%, 08/20/60 (b)	143,574	141,158
1.962%, 1M LIBOR + 0.300%, 09/20/60 (b)	175,219	172,148
2.000%, 1Y H15 + 0.500%, 05/20/66 (b)	4,591,189	4,563,000
2.152%, 1M LIBOR + 0.490%, 02/20/61 (b)	195,363	193,809
2.162%, 1M LIBOR + 0.500%, 12/20/60 (b)	381,049	377,130
2.162%, 1M LIBOR + 0.500%, 02/20/61 (b)	56,150	55,728
2.162%, 1M LIBOR + 0.500%, 04/20/61 (b)	125,842	124,467
2.162%, 1M LIBOR + 0.500%, 05/20/61 (b)	274,040	270,921
2.192%, 1M LIBOR + 0.530%, 06/20/61 (b)	166,142	164,494
2.262%, 1M LIBOR + 0.600%, 10/20/61 (b)	596,336	591,260
2.292%, 1M LIBOR + 0.630%, 01/20/62 (b)	646,655	641,733
2.292%, 1M LIBOR + 0.630%, 03/20/62 (b)	400,829	397,149
2.312%, 1M LIBOR + 0.650%, 05/20/61 (b)	22,645	22,510
2.312%, 1M LIBOR + 0.650%, 11/20/65 (b)	86,573	86,511
2.362%, 1M LIBOR + 0.700%, 11/20/61 (b)	593,502	589,819
2.362%, 1M LIBOR + 0.700%, 01/20/62 (b)	404,121	401,653
2.500%, 11/20/46	205,696	216,103
2.500%, 06/20/63	896,856	895,971
2.500%, 05/20/65	628,500	628,421
2.500%, 06/20/65	144,052	144,039
2.750%, 02/20/64	3,048,149	3,139,600
2.750%, 05/20/64	1,140,289	1,162,796
3.000%, 03/20/63	1,345,338	1,348,294
3.250%, 08/20/68	3,883,195	4,194,744
3.500%, 11/20/36 (c)	78,228	1,843
3.500%, 09/20/63	918,897	928,184
4.000%, 12/20/40	3,256,109	3,631,047
4.500%, 05/16/40	80,000	87,937
4.500%, 05/20/40 (c)	16,115	583
4.500%, 12/20/40	2,027,651	2,340,871
5.000%, 12/20/39	4,514,418	5,168,118
5.000%, 03/20/40	3,190,000	3,643,355
5.010%, 09/20/60 (b)	10,214	11,229
5.150%, 08/20/60	2,584	2,625
5.310%, 07/20/60 (b)	35,423	35,581
5.327%, -1 x 1M LIBOR + 6.100%, 07/20/41 (b) (c)	166,424	27,540
5.500%, 04/20/34	179,631	217,327
7.636%, -1 x 1M LIBOR + 8.667%, 04/20/39 (b)	297,490	304,876
7.770%, -1 x 1M LIBOR + 8.800%, 08/20/39 (b)	1,096,558	1,130,722

BHFTI-380

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Securities 2.500%, TBA (d)	2,000,000	$2,064,075
3.500%, TBA (d)	4,500,000	4,759,366
4.500%, TBA (d)	900,000	968,063
5.000%, TBA (d)	2,000,000	2,157,477

		431,209,971

Federal Agencies—15.4%
Federal Farm Credit Bank 1.480%, 03/10/26	10,000,000	10,005,889
Federal Home Loan Bank 2.125%, 09/14/29	16,000,000	17,079,640
3.250%, 11/16/28 (e)	10,000,000	11,831,915
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	8,599,337
Zero Coupon, 09/15/36	10,000,000	7,356,150
Zero Coupon, 12/15/36	10,000,000	7,307,884
6.250%, 07/15/32 (e)	7,568,000	11,730,004
6.750%, 03/15/31	481,000	749,018
Federal National Mortgage Association 1.500%, 11/30/20	2,000	2,013
6.625%, 11/15/30	1,430,000	2,174,771
Freddie Mac Strips
Zero Coupon, 07/15/32	15,000,000	12,195,703
Residual Funding Corp. Principal Strip
Zero Coupon, 01/15/30	4,638,000	4,006,874
Zero Coupon, 04/15/30	35,000,000	30,057,694
Tennessee Valley Authority 2.875%, 09/15/24	7,050,000	7,718,234
Tennessee Valley Authority Generic Strip
Zero Coupon, 01/15/34	12,669,000	9,348,731
United States Department of Housing and Urban Development 2.738%, 08/01/25	5,000,000	5,583,246
United States International Development Finance Corp.
1.920%, 12/15/32	10,000,000	9,922,800
2.870%, 02/15/35	3,531,000	3,701,477

		159,371,380

U.S. Treasury—28.1%
U.S. Treasury Bonds 3.000%, 02/15/48	67,000,000	92,745,273
3.625%, 02/15/44	4,000,000	5,918,438
U.S. Treasury Inflation Indexed Bonds 0.250%, 02/15/50 (e) (f)	3,009,840	3,104,439
1.000%, 02/15/48 (f)	9,414,000	11,599,321
1.375%, 02/15/44 (f)	28,775,500	36,928,616
U.S. Treasury Notes
1.125%, 02/28/25 (e)	60,000	62,229
1.500%, 02/15/30 (e)	9,000,000	9,702,422
1.625%, 09/30/26	10,000,000	10,703,906
1.875%, 07/31/26	57,000,000	61,836,094
2.250%, 11/15/25	31,980,000	35,128,031
2.500%, 01/31/21	7,000,000	7,140,000

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.625%, 01/31/26	8,290,000	9,314,269
2.875%, 11/30/25	5,000,000	5,672,852

		289,855,890

Total U.S. Treasury & Government Agencies (Cost $827,280,398)		880,437,241

Foreign Government—8.6%

Sovereign—8.6%
Abu Dhabi Government International Bonds 3.125%, 10/11/27 (144A)	2,860,000	2,910,164
3.125%, 09/30/49 (144A)	10,000,000	9,300,000
Colombia Government International Bond 4.500%, 03/15/29	4,560,000	4,672,176
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	11,353,015
Indonesia Government International Bond 4.750%, 02/11/29	4,410,000	4,772,659
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	16,106,281
5.500%, 12/04/23	8,920,000	10,280,412
5.500%, 04/26/24	1,900,000	2,228,485
Mexico Government International Bond 4.500%, 04/22/29	4,650,000	4,766,296
Panama Government International Bonds 3.750%, 03/16/25	2,780,000	2,887,753
4.125%, 08/25/27	2,620,000	2,954,076
4.500%, 04/01/56	750,000	811,875
Poland Government International Bond 3.250%, 04/06/26	2,820,000	3,032,933
Qatar Government International Bond 4.000%, 03/14/29 (144A)	2,740,000	2,929,827
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	9,539,922

Total Foreign Government (Cost $90,529,599)		88,545,874

Asset-Backed Securities—2.3%

Asset-Backed - Other—0.5%
Dell Equipment Finance Trust 3.180%, 06/22/23 (144A)	625,000	626,148
Kubota Credit Owner Trust 3.100%, 08/15/22 (144A)	5,080,000	5,092,584

		5,718,732

Asset-Backed - Student Loan—1.8%
Navient Student Loan Trust 1.547%, 1M LIBOR + 0.600%, 07/26/66 (144A) (b)	3,723,225	3,680,402
Northstar Education Finance, Inc. 2.025%, 3M LIBOR + 0.230%, 07/28/21 (b)	662,662	661,553
SLM Student Loan Trust 2.264%, 3M LIBOR + 0.470%, 01/26/26 (b)	14,129,953	13,951,005

		18,292,960

Total Asset-Backed Securities (Cost $24,257,084)		24,011,692

BHFTI-381

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Corporate Bonds & Notes—1.5%

Security Description	Principal Amount*	Value

Diversified Financial Services—0.6%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	$6,369,837

Sovereign—0.9%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	8,937,419

Total Corporate Bonds & Notes (Cost $8,850,076)		15,307,256

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction 3.500%, 06/25/28	1,866,501	1,928,632

Total Mortgage-Backed Securities (Cost $1,857,450)		1,928,632

Short-Term Investment—3.2%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $33,595,443; collateralized by U.S. Treasury Note at 1.750%, maturing 06/15/22, with a market value of $34,270,327.	33,595,443	33,595,443

Total Short-Term Investments (Cost $33,595,443)		33,595,443

Securities Lending Reinvestments (g)—1.5%

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/20 at 0.000%, due on 04/01/20 with a maturity value of $1,286,256; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/23 - 11/15/48, and an aggregate market value of $1,311,981.	1,286,256	1,286,256
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/20 at 0.150%, due on 04/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 10/31/22 - 01/15/30, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/20 at 0.400%, due on 04/01/20 with a maturity value of $500,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 10/31/20 - 11/15/49, and an aggregate market value of $510,000.	500,000	500,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/20 at 0.250%, due on 04/01/20 with a maturity value of $2,700,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.625%, maturity dates ranging from 08/31/20 - 02/15/49, and various Common Stock with an aggregate market value of $2,962,689.	2,700,000	2,700,000
Societe Generale Repurchase Agreement dated 03/31/20 at 0.580%, due on 04/01/20 with a maturity value of $1,000,016; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/25, and various Common Stock with an aggregate market value of $1,111,036.	1,000,000	1,000,000

		5,686,256

Time Deposit—0.0%
ABN AMRO Bank NV 0.080%, 04/01/20	400,000	400,000

Mutual Funds—0.9%
BlackRock Liquidity Funds, Institutional Shares 0.340% (h)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.340% (h)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.320% (h)	2,000,000	2,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 0.290% (h)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class 0.430% (h)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.350% (h)	2,000,000	2,000,000

		9,500,000

Total Securities Lending Reinvestments (Cost $15,586,256)		15,586,256

Total Investments—102.5% (Cost $1,001,956,306)		1,059,412,394
Other assets and liabilities (net)—(2.5)%		(25,455,591)

Net Assets—100.0%		$1,033,956,803

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-382

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

(c)	Interest only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of March 31, 2020, the market value of securities loaned was $34,354,151 and the collateral received consisted of cash in the amount of $15,586,256 and non-cash collateral with a value of $19,788,644. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2020.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2020.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.1% of net assets.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the market value of 144A securities was $24,539,125, which is 2.4% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	06/30/20	160	USD	20,057,500	$261,154

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/19/20	(84)	USD	(15,041,250)	(101,520)
U.S. Treasury Ultra Long Bond Futures	06/19/20	(16)	USD	(3,550,000)	6,972

Net Unrealized Appreciation					$166,606

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-383

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage—Backed	$—	$430,368,582	$841,389	$431,209,971
Federal Agencies	—	159,371,380	—	159,371,380
U.S. Treasury	—	289,855,890	—	289,855,890
Total U.S. Treasury & Government Agencies*	—	879,595,852	841,389	880,437,241
Total Foreign Government*	—	88,545,874	—	88,545,874
Total Asset-Backed Securities*	—	24,011,692	—	24,011,692
Total Corporate Bonds & Notes*	—	15,307,256	—	15,307,256
Total Mortgage-Backed Securities*	—	1,928,632	—	1,928,632
Total Short-Term Investment*	—	33,595,443	—	33,595,443
Securities Lending Reinvestments
Repurchase Agreements	—	5,686,256	—	5,686,256
Time Deposit	—	400,000	—	400,000
Mutual Funds	9,500,000	—	—	9,500,000
Total Securities Lending Reinvestments	9,500,000	6,086,256	—	15,586,256
Total Investments	$9,500,000	$1,049,071,005	$841,389	$1,059,412,394

Collateral for Securities Loaned (Liability)	$—	$(15,586,256)	$—	$(15,586,256)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$268,126	$—	$—	$268,126
Futures Contracts (Unrealized Depreciation)	(101,520)	—	—	(101,520)
Total Futures Contracts	$166,606	$—	$—	$166,606

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

BHFTI-384

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-385

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-386